UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq. 1000 Continental Drive Suite 400 King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: December 31, 2011

Date of reporting period: January 1, 2011 through December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 C.F.R. § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 C.F.R. § 270.30e-1).

American Century NVIT Growth Fund (formerly, NVIT Growth Fund)

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm

30	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-GR (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Growth funds may underperform other funds that use different investing styles.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of

2011 Annual Report	5

Important Disclosures (Continued)

medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance

Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of American Century Investment Management, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of American Century Investment Management, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

American Century NVIT Growth Fund

(formerly, NVIT Growth Fund)

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the American Century NVIT Growth Fund (formerly, NVIT Growth Fund) (Class I at NAV) registered -0.69% versus 2.64% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 241 funds as of December 31, 2011) was -2.34% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to relative Fund performance for the reporting period were the health-care, industrials and telecommunications sectors.

In terms of individual Fund holdings, the Fund benefited on a relative basis from an overweight position in global payments company MasterCard Inc., an underweight position in computer products and software provider Hewlett-Packard Co., and an overweight position in Goodrich Corp., a supplier of aerospace components, systems and services.

What areas of investment detracted from Fund performance?

The most significant detractors from relative Fund performance for the reporting period were the consumer discretionary, information technology and materials sectors.

The Fund also was hurt on a relative basis by its underweight position in global information technology company International Business Machines Corp. (IBM) as well as overweight positions in semiconductor provider Broadcom Corp. and pharmacy benefit management company Express Scripts, Inc.

Subadviser:

American Century Investment Management, Inc.

Portfolio Managers:

E.A. Prescott LeGard, CFA; and Gregory J. Woodhams, CFA

2011 Annual Report	7

Fund Performance	American Century NVIT Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	(0.69)%	2.98%	2.97%
Class II2	(0.93)%	2.72%	2.71%
Class IV2	(0.69)%	2.98%	2.97%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of Class II shares (May 3, 2011) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers of reimbursements, such prior performance is similar to what Class II and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class II shares and Class IV shares has not been adjusted to reflect its lower expenses.

Expense Ratios

Expense Ratio*
Class I	0.92%
Class II	1.17%
Class IV	0.92%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the American Century NVIT Growth Fund versus performance of the Russell 1000® Growth Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 1000® Growth index measures the performance of the stock of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	American Century NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

American Century NVIT Growth Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	940.10	4.79	0.98
	Hypothetical	[b]	1,000.00	1,020.27	4.99	0.98
Class II Shares	Actual		1,000.00	939.40	6.11	1.25
	Hypothetical	[b]	1,000.00	1,018.90	6.36	1.25
Class IV Shares	Actual		1,000.00	940.80	4.79	0.98
	Hypothetical	[b]	1,000.00	1,020.27	4.99	0.98

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	American Century NVIT Growth Fund

December 31, 2011

Asset Allocation
Common Stocks	98.0%
Mutual Fund	1.8%
Exchange Traded Fund	0.6%
Liabilities in excess of other assets	(0.4%)

100.0%

Top Industries †
Computers & Peripherals	8.2%
Oil, Gas & Consumable Fuels	7.8%
Software	5.0%
Beverages	4.7%
Hotels, Restaurants & Leisure	4.6%
Aerospace & Defense	4.5%
Information Technology Services	3.7%
Energy Equipment & Services	3.6%
Communications Equipment	3.6%
Health Care Equipment & Supplies	3.6%
Other Industries	50.7%

100.0%

Top Holdings †
Apple, Inc.	5.9%
Exxon Mobil Corp.	4.3%
Google, Inc., Class A	3.1%
Coca-Cola Co. (The)	2.4%
Schlumberger Ltd.	2.4%
Philip Morris International, Inc.	2.0%
PepsiCo, Inc.	1.9%
McDonald’s Corp.	1.8%
Fidelity Institutional Money Market Fund - Institutional Class	1.8%
Microsoft Corp.	1.7%
Other Holdings	72.7%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

American Century NVIT Growth Fund

Common Stocks 98.0%

	Shares	Market Value

Aerospace & Defense 4.6%
Hexcel Corp.*	15,100	$365,571
Honeywell International, Inc.	31,127	1,691,752
Precision Castparts Corp.	6,511	1,072,948
Textron, Inc.	19,600	362,404
United Technologies Corp.	28,948	2,115,809

		5,608,484

Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	27,191	1,990,109

Auto Components 1.5%
Autoliv, Inc.	13,676	731,529
BorgWarner, Inc.*	18,268	1,164,403

		1,895,932

Automobiles 0.7%
Harley-Davidson, Inc.	21,217	824,705

Beverages 4.7%
Boston Beer Co., Inc. (The), Class A*	1,806	196,059
Coca-Cola Co. (The)	42,052	2,942,379
Hansen Natural Corp.*	3,351	308,761
PepsiCo, Inc.	34,659	2,299,625

		5,746,824

Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.*	8,389	599,813
Gilead Sciences, Inc.*	20,728	848,397
Medivation, Inc.*	4,733	218,239

		1,666,449

Capital Markets 0.7%
BlackRock, Inc.	4,897	872,841

Chemicals 2.2%
E.I. du Pont de Nemours & Co.	20,898	956,710
Monsanto Co.	15,883	1,112,922
Rockwood Holdings, Inc.*	17,006	669,526

		2,739,158

Communications Equipment 3.6%
Cisco Systems, Inc.	83,348	1,506,932
Comverse Technology, Inc.*	3,345	22,947
F5 Networks, Inc.*	7,520	798,022
Polycom, Inc.*	16,715	272,454
QUALCOMM, Inc.	34,170	1,869,099

		4,469,454

Computers & Peripherals 8.2%
Apple, Inc.*	18,174	7,360,470
EMC Corp.*	73,643	1,586,270

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals (continued)
Hewlett-Packard Co.	22,598	$582,125
NetApp, Inc.*	15,652	567,698

		10,096,563

Consumer Finance 0.7%
American Express Co.	18,192	858,117

Diversified Telecommunication Services 0.3%
Windstream Corp.	32,731	384,262

Electrical Equipment 0.7%
Rockwell Automation, Inc.	12,300	902,451

Electronic Equipment, Instruments & Components 0.9%
Jabil Circuit, Inc.	39,892	784,277
Trimble Navigation Ltd.*	6,270	272,118

		1,056,395

Energy Equipment & Services 3.6%
Core Laboratories NV	5,115	582,854
Hornbeck Offshore Services, Inc.*	6,448	200,017
Oceaneering International, Inc.	16,645	767,834
Schlumberger Ltd.	42,962	2,934,734

		4,485,439

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	15,847	1,320,372
CVS Caremark Corp.	16,616	677,601
Whole Foods Market, Inc.	7,468	519,623

		2,517,596

Food Products 1.4%
Hershey Co. (The)	12,063	745,252
Kellogg Co.	10,240	517,837
Mead Johnson Nutrition Co.	6,584	452,518

		1,715,607

Health Care Equipment & Supplies 3.6%
Cooper Cos., Inc. (The)	4,665	328,976
Covidien PLC	23,754	1,069,167
DENTSPLY International, Inc.	12,735	445,598
Edwards Lifesciences Corp.*	7,343	519,150
Hill-Rom Holdings, Inc.	10,217	344,211
IDEXX Laboratories, Inc.*	4,404	338,932
Intuitive Surgical, Inc.*	1,318	610,247
Zimmer Holdings, Inc.*	14,635	781,802

		4,438,083

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 1.5%
Express Scripts, Inc.*	32,664	$1,459,754
UnitedHealth Group, Inc.	6,965	352,986

		1,812,740

Health Care Technology 0.4%
Cerner Corp.*	7,586	464,643

Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc.*	1,609	543,424
McDonald’s Corp.	22,195	2,226,824
Starbucks Corp.	39,199	1,803,546
Starwood Hotels & Resorts Worldwide, Inc.	22,932	1,100,048

		5,673,842

Household Durables 0.5%
Tempur-Pedic International, Inc.*	11,131	584,711

Household Products 1.3%
Church & Dwight Co., Inc.	6,596	301,833
Colgate-Palmolive Co.	14,455	1,335,497

		1,637,330

Information Technology Services 3.7%
Accenture PLC, Class A	23,195	1,234,670
International Business Machines Corp.	10,581	1,945,634
MasterCard, Inc., Class A	3,657	1,363,403

		4,543,707

Insurance 0.4%
Brown & Brown, Inc.	20,211	457,375

Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	9,281	1,606,541

Internet Software & Services 3.1%
Google, Inc., Class A*	5,969	3,855,377

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.*	15,860	553,990
Illumina, Inc.*	15,187	462,900
Thermo Fisher Scientific, Inc.*	6,760	303,997

		1,320,887

Machinery 3.0%
Cummins, Inc.	7,486	658,918
Deere & Co.	13,009	1,006,246
Gardner Denver, Inc.	5,844	450,339

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Illinois Tool Works, Inc.	8,180	$382,088
Joy Global, Inc.	16,127	1,209,041

		3,706,632

Marine 0.3%
Kirby Corp.*	5,916	389,509

Media 2.1%
CBS Corp. Non-Voting Shares, Class B	24,864	674,809
DIRECTV, Class A*	26,016	1,112,444
Viacom, Inc., Class B	17,740	805,574

		2,592,827

Metals & Mining 1.6%
Cliffs Natural Resources, Inc.	15,119	942,670
Freeport-McMoRan Copper & Gold, Inc.	26,340	969,048

		1,911,718

Multiline Retail 1.5%
Dollar General Corp.*	17,800	732,292
Macy’s, Inc.	34,682	1,116,067

		1,848,359

Oil, Gas & Consumable Fuels 7.9%
Devon Energy Corp.	11,494	712,628
EOG Resources, Inc.	9,539	939,687
Exxon Mobil Corp.	63,006	5,340,389
Noble Energy, Inc.	11,862	1,119,654
Occidental Petroleum Corp.	16,850	1,578,845

		9,691,203

Personal Products 0.9%
Estee Lauder Cos., Inc. (The), Class A	10,326	1,159,816

Pharmaceuticals 3.3%
Abbott Laboratories	35,238	1,981,433
Allergan, Inc.	12,729	1,116,842
Johnson & Johnson	10,777	706,756
Perrigo Co.	2,466	239,942

		4,044,973

Real Estate Investment Trusts (REITs) 0.8%
AvalonBay Communities, Inc.	2,482	324,149
Simon Property Group, Inc.	5,108	658,626

		982,775

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development 0.4%
CBRE Group, Inc.*	33,392	$508,226

Road & Rail 0.9%
Union Pacific Corp.	10,893	1,154,004

Semiconductors & Semiconductor Equipment 3.0%
Avago Technologies Ltd.	20,623	595,180
Broadcom Corp., Class A*	21,401	628,333
KLA-Tencor Corp.	12,684	612,003
Linear Technology Corp.	25,820	775,375
Xilinx, Inc.	34,134	1,094,336

		3,705,227

Software 5.1%
Check Point Software Technologies Ltd.*	14,120	741,865
Fortinet, Inc.*	17,461	380,824
Microsoft Corp.	83,713	2,173,190
Oracle Corp.	61,322	1,572,909
QLIK Technologies, Inc.*	13,329	322,562
Red Hat, Inc.*	16,770	692,433
Salesforce.com, Inc.*	3,256	330,354

		6,214,137

Specialty Retail 2.8%
Home Depot, Inc. (The)	32,134	1,350,913
Limited Brands, Inc.	11,520	464,832
O’Reilly Automotive, Inc.*	9,825	785,509
Tractor Supply Co.	4,775	334,966
Urban Outfitters, Inc.*	18,635	513,581

		3,449,801

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	15,287	933,119
Lululemon Athletica, Inc.*	4,326	201,851

		1,134,970

Tobacco 2.0%
Philip Morris International, Inc.	30,911	2,425,895

Wireless Telecommunication Services 1.2%
Crown Castle International Corp.*	31,858	1,427,238

Total Common Stocks (cost $111,590,691)		120,572,932

Exchange Traded Fund 0.6%

	Shares	Market Value

Equity 0.6%
iShares Russell 1000 Growth Index Fund	12,811	$740,348

Total Exchange Traded Fund (cost $739,808)		740,348

Mutual Fund 1.8%
Money Market Fund 1.8%
Fidelity Institutional Money Market Fund— Institutional Class, 0.23% (a)	2,200,487	2,200,487

Total Mutual Fund (cost $2,200,487)		2,200,487

Total Investments (cost $114,530,986) (b)—100.4%		123,513,767
Liabilities in excess of other assets—(0.4%)		(481,759)

NET ASSETS — 100.0%		$123,032,008

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of December 31, 2011.
(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

14	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

American Century NVIT Growth Fund
Assets:
Investments, at value (cost $114,530,986)	$123,513,767
Dividends receivable	103,886
Receivable for investments sold	222,096
Receivable for capital shares issued	1,313
Reclaims receivable	1,100
Prepaid expenses	288

Total Assets	123,842,450

Liabilities:
Payable for investments purchased	549,552
Payable for capital shares redeemed	140,544
Accrued expenses and other payables:
Investment advisory fees	61,004
Fund administration fees	9,403
Distribution fees	1,984
Administrative servicing fees	17,534
Accounting and transfer agent fees	413
Trustee fees	1,004
Custodian fees	689
Compliance program costs (Note 3)	120
Professional fees	11,984
Printing fees	16,186
Other	25

Total Liabilities	810,442

Net Assets	$123,032,008

Represented by:
Capital	$148,460,616
Accumulated undistributed net investment income	1,237
Accumulated net realized losses from investment and foreign currency transactions	(34,412,531)
Net unrealized appreciation/(depreciation) from investments	8,982,781
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(95)

Net Assets	$123,032,008

Net Assets:
Class I Shares	$92,462,025
Class II Shares	10,277,354
Class IV Shares	20,292,629

Total	$123,032,008

2011 Annual Report	15

Statement of Assets and Liabilities (Continued)

December 31, 2011

American Century NVIT Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,720,788
Class II Shares	1,131,728
Class IV Shares	1,475,220

Total	9,327,736

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.76
Class II Shares	$9.08
Class IV Shares	$13.76

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

American Century NVIT Growth Fund
INVESTMENT INCOME:
Dividend income	$1,889,982
Other income	104,694
Foreign tax withholding	(2,808)

Total Income	1,991,868

EXPENSES:
Investment advisory fees	753,566
Fund administration fees	109,499
Distribution fees Class II Shares(a)	6,095
Administrative servicing fees Class I Shares	151,693
Administrative servicing fees Class II Shares(a)	3,601
Administrative servicing fees Class IV Shares	33,042
Professional fees	27,632
Printing fees	100,682
Trustee fees	4,567
Custodian fees	4,980
Accounting and transfer agent fees	39
Compliance program costs (Note 3)	496
Other	5,899

Total expenses before earnings credit and fees waived	1,201,791

Earnings credit (Note 4)	(21)
Investment advisory fees waived (Note 3)	(18,839)

Net Expenses	1,182,931

NET INVESTMENT INCOME	808,937

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,321,874
Net realized losses from foreign currency transactions (Note 2)	(36,512)

Net realized gains from investment and foreign currency transactions	7,285,362

Net change in unrealized appreciation/(depreciation) from investments	(8,716,977)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	6,709
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(95)

Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(8,710,363)

Net realized/unrealized losses from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(1,425,001)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(616,064)

(a) For the period from May 3, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statements of Changes in Net Assets

	American Century NVIT Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$808,937	$605,202
Net realized gains from investment and foreign currency transactions	7,285,362	21,399,626
Net change in unrealized depreciation from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(8,710,363)	(1,088,513)

Change in net assets resulting from operations	(616,064)	20,916,315

Distributions to Shareholders From:
Net investment income:
Class I	(584,543)	(597,584)
Class II(a)	(59,090)	—
Class IV	(127,555)	(132,969)

Change in net assets from shareholder distributions	(771,188)	(730,553)

Change in net assets from capital transactions	(2,073,883)	(17,621,864)

Change in net assets	(3,461,135)	2,563,898

Net Assets:
Beginning of year	126,493,143	123,929,245

End of year	$123,032,008	$126,493,143

Accumulated undistributed net investment income at end of year	$1,237	$—

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,615,555	$2,378,732
Dividends reinvested	584,543	597,584
Cost of shares redeemed	(17,106,700)	(17,309,954)

Total Class I	(9,906,602)	(14,333,638)

Class II Shares(a)
Proceeds from shares issued	10,310,839	—
Dividends reinvested	59,090	—
Cost of shares redeemed	(216,158)	—

Total Class II	10,153,771	—

Class IV Shares
Proceeds from shares issued	1,066,726	762,931
Dividends reinvested	127,555	132,969
Cost of shares redeemed	(3,515,333)	(4,184,126)

Total Class IV	(2,321,052)	(3,288,226)

Change in net assets from capital transactions	$(2,073,883)	$(17,621,864)

18	Annual Report 2011

	American Century NVIT Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	464,161	185,449
Reinvested	42,048	45,832
Redeemed	(1,219,980)	(1,426,041)

Total Class I Shares	(713,771)	(1,194,760)

Class II Shares(a)
Issued	1,148,790	—
Reinvested	6,475	—
Redeemed	(23,537)	—

Total Class II Shares	1,131,728	—

Class IV Shares
Issued	77,289	62,203
Reinvested	9,177	10,203
Redeemed	(250,157)	(343,077)

Total Class IV Shares	(163,691)	(270,671)

Total change in shares	254,266	(1,465,431)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from May 3, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Growth Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69)%	$92,462,025	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010(e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%	$103,647,734	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009(e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.47%	$101,476,994	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.71)%	$85,735,294	0.85%	0.33%	0.85%	209.42%
Year Ended December 31, 2007	$12.15	0.02	2.35	2.37	(0.02)	(0.02)	$14.50	19.54%	$171,965,942	0.86%	0.17%	0.86%	244.42%

Class II Shares
Period Ended December 31, 2011(e)(f)	$10.00	0.03	(0.87)	(0.84)	(0.08)	(0.08)	$9.08	(8.41)%	$10,277,354	1.24%	0.43%	1.26%	96.07%

Class IV Shares
Year Ended December 31, 2011(e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69)%	$20,292,629	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010(e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%	$22,845,409	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009(e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.62%	$22,452,251	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.72)%	$19,150,354	0.86%	0.31%	0.86%	209.42%
Year Ended December 31, 2007	$12.15	0.03	2.35	2.38	(0.03)	(0.03)	$14.50	19.56%	$35,107,460	0.84%	0.18%	0.85%	244.42%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 3, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Growth Fund (formerly, NVIT Growth Fund) (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange trade funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Asset:
Common Stocks	$120,572,932	$—	$—	$120,572,932
Exchange Traded Fund	740,348	—	—	740,348
Mutual Fund	2,200,487	—	—	2,200,487
Total	$123,513,767	$—	$—	$123,513,767

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include for valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

22	Annual Report 2011

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

At December 31, 2011, the Fund had no open forward foreign currency contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(34,258)
Total	$(34,258)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$6,709
Total	$6,709

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses and adjustments to the prior period wash sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions relates to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several

24	Annual Report 2011

provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $18,839 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $496.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2011, NFS received $188,336 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian Bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

26	Annual Report 2011

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $120,310,927 and sales of $122,284,786 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$771,188	$—	$771,188	$—	$771,188

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$730,553	$—	$730,533	$—	$730,533

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$1,237	$—	$1,237	$—	$(33,724,026)	$8,294,181	$(25,428,608)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$115,219,491	$13,378,955	$(5,084,679)	$8,294,276

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$13,868,504	2016
$19,855,522	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $6,856,034 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Century NVIT Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Century NVIT Growth Fund (formerly NVIT Growth Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	29

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%

30	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34	Annual Report 2011

American Century NVIT Multi Cap Value Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

16	Statement of Assets and Liabilities

18	Statement of Operations

19	Statements of Changes in Net Assets

21	Financial Highlights

22	Notes to Financial Statements

34	Report of Independent Registered Public Accounting Firm

35	Supplemental Information

36	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MCV (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site, nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Value funds may underperform other funds that use different investing styles.

The Fund is subject to risks associated with investing in stocks of small companies and mid-sized companies.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500®

Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 3000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 3000® Index (which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

2011 Annual Report	5

Important Disclosures (Continued)

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of American Century Investment Management, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of American Century Investment Management, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

American Century NVIT Multi Cap Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the American Century NVIT Multi Cap Value Fund (Class II at NAV) returned 0.49% versus -0.10% for its benchmark, the Russell 3000® Value Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Value Funds (consisting of 123 funds as of December 31, 2011) was -1.85% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The consumer staples, financials and energy sectors were the strongest contributors to Fund performance relative to its benchmark for the reporting period.

In terms of individual holdings, the Fund benefited on a relative basis during the reporting period from not owning Citigroup Inc., a global diversified financial services holding company, which was a benchmark holding. The Fund also was helped by a relative underweight position in financial holding company Bank of America Corp. and an overweight position in Westar Energy, Inc., an electric utility operating in Kansas.

What areas of investment detracted from Fund performance?

The most significant detractors from relative Fund performance during the reporting period were the consumer discretionary, utilities and industrials sectors.

The Fund’s relative overweight positions in financial holding company Northern Trust Corp. and bank holding company Hudson City Bancorp, Inc. detracted from relative Fund performance for the reporting period. The Fund’s position in Koninklijke Philips Electronics N.V., a health-care, consumer lifestyle and lighting company, which was not a benchmark holding, detracted from relative Fund performance during the reporting period.

What was the impact of investments in derivatives on Fund performance?

The Fund holds futures contracts that are used solely to invest the Fund’s cash flows, ensuring that the Fund remains fully invested, or to hedge against foreign currency movements. These derivatives are not used in any speculative or arbitrage capacity. These derivatives had minimal impact on Fund performance, given the dollar amount of derivatives relative to the Fund’s net assets.

Subadviser:

American Century Investment Management, Inc.

Portfolio Managers:

Phillip N. Davidson, CFA; Michael Liss, CFA; and Kevin Toney, CFA

2011 Annual Report	7

Fund Performance	American Century NVIT Multi Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	0.65%	16.49%

Class II	0.49%	16.26%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2009.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.08%	0.92%
Class II	1.33%	1.09%

*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through December 10, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Century NVIT Multi Cap Value Fund since inception versus performance of the Russell 3000® Value Index (a), and the Consumer Price Index (CPI)(b) since 4/1/09. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 3000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 3000® Index (which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

American Century NVIT Multi Cap Value Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period(%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	967.40	4.51	0.91
	Hypothetical	[b]	1,000.00	1,020.62	4.63	0.91
Class II Shares	Actual		1,000.00	967.20	5.36	1.08
	Hypothetical	[b]	1,000.00	1,019.76	5.50	1.08

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	American Century NVIT Multi Cap Value Fund
December 31, 2011

Asset Allocation
Common Stocks	97.0%
Mutual Fund	2.7%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	12.2%
Pharmaceuticals	9.1%
Insurance	6.3%
Commercial Banks	6.1%
Capital Markets	5.5%
Health Care Equipment & Supplies	5.1%
Industrial Conglomerates	4.7%
Diversified Telecommunication Services	3.7%
Household Products	3.5%
Commercial Services & Supplies	3.2%
Other Industries	40.6%

100.0%

Top Holdings †
General Electric Co.	3.0%
Pfizer, Inc.	2.8%
JPMorgan Chase & Co.	2.8%
Total SA	2.8%
AT&T, Inc.	2.8%
Fidelity Institutional Money Market Fund— Institutional Class	2.7%
Johnson & Johnson	2.7%
Procter & Gamble Co. (The)	2.6%
Northern Trust Corp.	2.4%
Chevron Corp.	2.2%
Other Holdings	73.2%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

American Century NVIT Multi Cap Value Fund

Common Stocks 97.0%

	Shares	Market Value

Aerospace & Defense 1.0%
General Dynamics Corp.	21,085	$1,400,255
Huntington Ingalls Industries, Inc.*	29,987	937,993
Raytheon Co.	33,841	1,637,228

		3,975,476

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	13,770	1,007,826

Airlines 0.8%
Southwest Airlines Co.	360,760	3,088,106

Automobiles 1.7%
General Motors Co.*	110,580	2,241,457
Honda Motor Co., Ltd.	45,600	1,389,017
Toyota Motor Corp.	95,700	3,164,523

		6,794,997

Beverages 1.0%
Dr Pepper Snapple Group, Inc.	100,847	3,981,440

Capital Markets 5.5%
BlackRock, Inc.	4,424	788,534
Charles Schwab Corp. (The)	353,182	3,976,830
Franklin Resources, Inc.	13,587	1,305,167
Goldman Sachs Group, Inc. (The)	36,007	3,256,113
Northern Trust Corp.	240,252	9,528,394
State Street Corp.	74,103	2,987,092

		21,842,130

Commercial Banks 6.1%
BB&T Corp.	56,619	1,425,100
Comerica, Inc.	136,317	3,516,979
Commerce Bancshares, Inc.	53,346	2,033,550
PNC Financial Services Group, Inc.	82,056	4,732,169
U.S. Bancorp	181,783	4,917,230
Wells Fargo & Co.	268,415	7,397,517

		24,022,545

Commercial Services & Supplies 3.2%
Avery Dennison Corp.	65,437	1,876,733
Cintas Corp.	12,473	434,185
Republic Services, Inc.	266,619	7,345,354
Waste Management, Inc.	95,158	3,112,618

		12,768,890

Communications Equipment 1.6%
Cisco Systems, Inc.	356,781	6,450,601

Computers & Peripherals 2.4%
Diebold, Inc.	97,524	2,932,547
Hewlett-Packard Co.	173,024	4,457,098

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals (continued)
QLogic Corp.*	89,301	$1,339,515
Western Digital Corp.*	16,568	512,780

		9,241,940

Construction Materials 0.2%
Martin Marietta Materials, Inc.	11,179	843,008

Containers & Packaging 0.7%
Bemis Co., Inc.	96,542	2,903,983

Diversified Financial Services 2.8%
JPMorgan Chase & Co.	333,697	11,095,425

Diversified Telecommunication Services 3.7%
AT&T, Inc.	364,185	11,012,955
CenturyLink, Inc.	49,945	1,857,954
Verizon Communications, Inc.	38,284	1,535,954

		14,406,863

Electric Utilities 2.5%
Great Plains Energy, Inc.	43,038	937,368
NV Energy, Inc.	112,516	1,839,636
Westar Energy, Inc.	247,313	7,117,668

		9,894,672

Electrical Equipment 1.3%
ABB Ltd., ADR-CH*	54,032	1,017,422
Emerson Electric Co.	34,862	1,624,221
Hubbell, Inc., Class B	14,277	954,560
Thomas & Betts Corp.*	27,530	1,503,138

		5,099,341

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc.	65,046	1,551,998

Food & Staples Retailing 1.8%
CVS Caremark Corp.	71,574	2,918,788
Sysco Corp.	67,388	1,976,490
Wal-Mart Stores, Inc.	38,571	2,305,003

		7,200,281

Food Products 2.6%
ConAgra Foods, Inc.	34,590	913,176
Kellogg Co.	21,369	1,080,630
Kraft Foods, Inc., Class A	154,366	5,767,114
Ralcorp Holdings, Inc.*	19,028	1,626,894
Unilever NV, CVA	22,426	771,086

		10,158,900

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies 5.1%
Becton, Dickinson and Co.	43,203	$3,228,128
Boston Scientific Corp.*	617,288	3,296,318
CareFusion Corp.*	223,390	5,676,340
Medtronic, Inc.	82,007	3,136,768
Zimmer Holdings, Inc.*	91,647	4,895,783

		20,233,337

Health Care Providers & Services 2.2%
Aetna, Inc.	41,384	1,745,991
Cigna Corp.	33,328	1,399,776
LifePoint Hospitals, Inc.*	45,307	1,683,155
UnitedHealth Group, Inc.	76,901	3,897,343

		8,726,265

Hotels, Restaurants & Leisure 1.4%
International Game Technology	55,987	962,976
International Speedway Corp., Class A	105,227	2,667,505
Speedway Motorsports, Inc.	128,624	1,971,806

		5,602,287

Household Durables 0.9%
Toll Brothers, Inc.*	48,068	981,548
Whirlpool Corp.	57,304	2,719,075

		3,700,623

Household Products 3.5%
Clorox Co. (The)	15,071	1,003,126
Kimberly-Clark Corp.	36,818	2,708,332
Procter & Gamble Co. (The)	151,143	10,082,749

		13,794,207

Industrial Conglomerates 4.7%
3M Co.	13,130	1,073,115
General Electric Co.	661,326	11,844,349
Koninklijke Philips Electronics NV	204,238	4,285,260
Tyco International Ltd.	26,336	1,230,154

		18,432,878

Information Technology Services 0.3%
Visa, Inc., Class A	9,682	983,013

Insurance 6.3%
Allstate Corp. (The)	163,915	4,492,910
Berkshire Hathaway, Inc., Class A*	37	4,245,935
HCC Insurance Holdings, Inc.	70,184	1,930,060
Marsh & McLennan Cos., Inc.	136,880	4,328,146
MetLife, Inc.	73,364	2,287,489
Prudential Financial, Inc.	32,099	1,608,802
Torchmark Corp.	20,654	896,177
Transatlantic Holdings, Inc.	34,410	1,883,259
Travelers Cos., Inc. (The)	55,568	3,287,959

		24,960,737

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.9%
Barrick Gold Corp.	20,282	$917,761
Freeport-McMoRan Copper & Gold, Inc.	41,265	1,518,139
Newmont Mining Corp.	16,899	1,014,109

		3,450,009

Multiline Retail 1.0%
Target Corp.	79,703	4,082,388

Multi-Utilities 2.5%
PG&E Corp.	122,822	5,062,723
Xcel Energy, Inc.	176,032	4,865,524

		9,928,247

Oil, Gas & Consumable Fuels 12.1%
Apache Corp.	20,823	1,886,147
BP PLC	155,663	1,108,833
BP PLC, ADR-UK	9,393	401,457
Chevron Corp.	82,435	8,771,084
Devon Energy Corp.	42,730	2,649,260
Exxon Mobil Corp.	71,770	6,083,225
Imperial Oil Ltd.	138,230	6,158,783
Murphy Oil Corp.	32,762	1,826,154
Peabody Energy Corp.	32,548	1,077,664
Southwestern Energy Co.*	62,152	1,985,135
Total SA	216,266	11,035,596
Ultra Petroleum Corp.*	167,148	4,952,595

		47,935,933

Pharmaceuticals 9.0%
Bristol-Myers Squibb Co.	69,034	2,432,758
Eli Lilly & Co.	62,812	2,610,467
Hospira, Inc.*	48,302	1,466,932
Johnson & Johnson	163,067	10,693,934
Merck & Co., Inc.	195,439	7,368,050
Pfizer, Inc.	515,018	11,144,989

		35,717,130

Real Estate Investment Trusts (REITs) 0.3%
Weyerhaeuser Co.	68,379	1,276,636

Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	430,292	4,608,427
Intel Corp.	239,521	5,808,384
Texas Instruments, Inc.	36,350	1,058,149

		11,474,960

Specialty Retail 3.0%
Lowe’s Cos., Inc.	295,509	7,500,018
Staples, Inc.	316,075	4,390,282

		11,890,300

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance 0.8%
Hudson City Bancorp, Inc.	522,900	$3,268,125

Wireless Telecommunication Services 0.5%
Rogers Communications, Inc., Class B	51,897	1,999,467

Total Common Stocks (cost $390,574,067)		383,784,964

Mutual Fund 2.7%
Money Market Fund 2.7%
Fidelity Institutional Money Market Fund—Institutional Class, 0.23% (a)	10,843,416	10,843,416

Total Mutual Fund (cost $10,843,416)		10,843,416

Total Investments (cost $401,417,483) (b) — 99.7%		394,628,380

Other assets in excess of liabilities — 0.3%		1,110,369

NET ASSETS — 100.0%		$395,738,749

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt

CH	Switzerland

CVA	Dutch Certificate

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom

At December 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	1/31/12	(732,247)	$(1,146,515)	$(1,136,889)	$9,626
Canadian Dollar	UBS AG	1/31/12	(174,741)	(170,638)	(171,418)	(780)
Canadian Dollar	UBS AG	1/31/12	(5,900,421)	(5,774,819)	(5,788,216)	(13,397)
Euro	UBS AG	1/31/12	(6,706,408)	(8,770,506)	(8,681,362)	89,144
Japanese Yen	Credit Suisse International	1/31/12	(260,805,600)	(3,353,490)	(3,389,800)	(36,310)
Swiss Franc	Credit Suisse International	1/31/12	(712,488)	(762,868)	(758,901)	3,967

Total Short Contracts				$(19,978,836)	$(19,926,586)	$52,250

14	Annual Report 2011

At December 31, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
32	E-Mini S&P 500	03/16/12	$2,004,160	$(9,090)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statement of Assets and Liabilities

December 31, 2011

American Century NVIT Multi Cap Value Fund
Assets:
Investments, at value (cost $401,417,483)	$394,628,380
Cash	16,049
Foreign currencies, at value (cost $187,607)	187,607
Dividends receivable	867,626
Receivable for investments sold	2,110,354
Receivable for capital shares issued	192,532
Reclaims receivable	36,992
Receivable for variation margin on futures contracts	120,320
Unrealized appreciation from forward foreign currency contracts (Note 2)	102,737
Prepaid expenses	1,329

Total Assets	398,263,926

Liabilities:
Payable for investments purchased	1,972,888
Payable for capital shares redeemed	155,137
Unrealized depreciation from forward foreign currency contracts (Note 2)	50,487
Accrued expenses and other payables:
Investment advisory fees	188,467
Fund administration fees	14,305
Distribution fees	21,291
Administrative servicing fees	81,784
Accounting and transfer agent fees	256
Trustee fees	3,446
Custodian fees	2,802
Compliance program costs (Note 3)	279
Professional fees	13,477
Printing fees	20,320
Other	238

Total Liabilities	2,525,177

Net Assets	$395,738,749

Represented by:
Capital	$390,220,942
Accumulated undistributed net investment income	577,769
Accumulated net realized gains from investment, futures, forward and foreign currency transactions	11,689,348
Net unrealized appreciation/(depreciation) from investments	(6,789,103)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(9,090)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	52,250
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,367)

Net Assets	$395,738,749

Net Assets:
Class I Shares	$245,684,277
Class II Shares	150,054,472

Total	$395,738,749

16	Annual Report 2011

American Century NVIT Multi Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	17,549,254
Class II Shares	10,752,174

Total	28,301,428

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.00
Class II Shares	$13.96

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statement of Operations

For the Year Ended December 31, 2011

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$11,753,412
Other income	606
Foreign tax withholding	(211,534)

Total Income	11,542,484

EXPENSES:
Investment advisory fees	2,430,084
Fund administration fees	174,733
Distribution fees Class II Shares	388,767
Administrative servicing fees Class I Shares	677,060
Administrative servicing fees Class II Shares	388,767
Professional fees	38,396
Printing fees	88,390
Trustee fees	18,059
Custodian fees	20,137
Accounting and transfer agent fees	7,822
Compliance program costs (Note 3)	2,125
Other	15,560

Total expenses before earnings credit and fees waived	4,249,900

Earnings credit (Note 4)	(19)
Distribution fees waived—Class II (Note 3)	(124,407)

Net Expenses	4,125,474

NET INVESTMENT INCOME	7,417,010

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	11,645,713
Net realized gains from futures transactions (Note 2)	137,447
Net realized losses from forward and foreign currency transactions (Note 2)	(338,039)

Net realized gains from investment, futures, forward and foreign currency transactions	11,445,121

Net change in unrealized appreciation/(depreciation) from investments	(16,328,740)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(9,090)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	315,118
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,721)

Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(16,026,433)

Net realized/unrealized losses from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(4,581,312)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,835,698

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$7,417,010	$658,416
Net realized gains from investment, futures, forward and foreign currency transactions	11,445,121	2,193,317
Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(16,026,433)	8,326,619

Change in net assets resulting from operations	2,835,698	11,178,352

Distributions to Shareholders From:
Net investment income:
Class I	(4,288,443)	(498,542)
Class II	(2,352,561)	(285,617)
Net realized gains:
Class I	(648,598)	(694,212)
Class II	(388,222)	(418,872)

Change in net assets from shareholder distributions	(7,677,824)	(1,897,243)

Change in net assets from capital transactions	(67,497,849)	449,894,852

Change in net assets	(72,339,975)	459,175,961

Net Assets:
Beginning of year	468,078,724	8,902,763

End of year	$395,738,749	$468,078,724

Accumulated undistributed net investment income at end of year	$577,769	$139,006

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,683,355	$1,566,486
Proceeds from shares issued in-kind (Note 8)	–	301,979,981
Dividends reinvested	4,937,041	1,192,754
Cost of shares redeemed	(66,110,482)	(9,664,581)

Total Class I	(56,490,086)	295,074,640

Class II Shares
Proceeds from shares issued	8,364,102	10,227,067
Proceeds from shares issued in-kind (Note 8)	–	145,963,974
Dividends reinvested	2,740,783	704,489
Cost of shares redeemed	(22,112,648)	(2,075,318)

Total Class II	(11,007,763)	154,820,212

Change in net assets from capital transactions	$(67,497,849)	$449,894,852

2011 Annual Report	19

Statements of Changes in Net Assets (Continued)

	American Century NVIT Multi Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	335,371	118,484
Issued in-kind (Note 8)	–	21,631,804
Reinvested	353,328	84,459
Redeemed	(4,644,824)	(686,772)

Total Class I Shares	(3,956,125)	21,147,975

Class II Shares
Issued	615,925	791,048
Issued in-kind (Note 8)	–	10,485,918
Reinvested	197,287	50,564
Redeemed	(1,580,081)	(150,273)

Total Class II Shares	(766,869)	11,177,257

Total change in shares	(4,722,994)	32,325,232

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$14.19	0.26	(0.17)	0.09	(0.24)	(0.04)	(0.28)	$14.00	0.65%	$245,684,277	0.91%	1.80%	0.91%	61.37%
Year Ended December 31, 2010(e)	$12.74	0.24	1.45	1.69	(0.09)	(0.15)	(0.24)	$14.19	13.46%	$305,129,292	0.88%	1.77%	0.95%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.19	3.17	3.36	(0.11)	(0.51)	(0.62)	$12.74	33.69%	$4,551,767	0.91%	2.10%	1.38%	46.72%

Class II Shares
Year Ended December 31, 2011(e)	$14.15	0.23	(0.16)	0.07	(0.22)	(0.04)	(0.26)	$13.96	0.49%	$150,054,472	1.08%	1.64%	1.16%	61.37%
Year Ended December 31, 2010(e)	$12.73	0.24	1.41	1.65	(0.08)	(0.15)	(0.23)	$14.15	13.15%	$162,949,432	1.08%	1.78%	1.43%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.17	3.18	3.35	(0.11)	(0.51)	(0.62)	$12.73	33.55%	$4,350,996	1.08%	1.80%	1.79%	46.72%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

22	Annual Report 2011

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-ended management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,975,476	$—	$—	$3,975,476
Air Freight & Logistics	1,007,826	—	—	1,007,826
Airlines	3,088,106	—	—	3,088,106
Automobiles	2,241,457	4,553,540	—	6,794,997
Beverages	3,981,440	—	—	3,981,440
Capital Markets	21,842,130	—	—	21,842,130
Commercial Banks	24,022,545	—	—	24,022,545
Commercial Services & Supplies	12,768,890	—	—	12,768,890
Communications Equipment	6,450,601	—	—	6,450,601
Computers & Peripherals	9,241,940	—	—	9,241,940
Construction Materials	843,008	—	—	843,008
Containers & Packaging	2,903,983	—	—	2,903,983
Diversified Financial Services	11,095,425	—	—	11,095,425
Diversified Telecommunication Services	14,406,863	—	—	14,406,863
Electric Utilities	9,894,672	—	—	9,894,672
Electrical Equipment	5,099,341	—	—	5,099,341
Electronic Equipment, Instruments & Components	1,551,998	—	—	1,551,998
Food & Staples Retailing	7,200,281	—	—	7,200,281
Food Products	9,387,814	771,086	—	10,158,900
Health Care Equipment & Supplies	20,233,337	—	—	20,233,337
Health Care Providers & Services	8,726,265	—	—	8,726,265
Hotels, Restaurants & Leisure	5,602,287	—	—	5,602,287
Household Durables	3,700,623	—	—	3,700,623
Household Products	13,794,207	—	—	13,794,207
Industrial Conglomerates	14,147,618	4,285,260	—	18,432,878
Information Technology Services	983,013	—	—	983,013
Insurance	24,960,737	—	—	24,960,737
Metals & Mining	3,450,009	—	—	3,450,009
Multiline Retail	4,082,388	—	—	4,082,388
Multi-Utilities	9,928,247	—	—	9,928,247
Oil, Gas & Consumable Fuels	35,791,504	12,144,429	—	47,935,933
Pharmaceuticals	35,717,130	—	—	35,717,130
Real Estate Investment Trusts (REITs)	1,276,636	—	—	1,276,636
Semiconductors & Semiconductor Equipment	11,474,960	—	—	11,474,960
Specialty Retail	11,890,300	—	—	11,890,300
Thrifts & Mortgage Finance	3,268,125	—	—	3,268,125
Wireless Telecommunication Services	1,999,467	—	—	1,999,467
Total Common Stocks	$362,030,649	$21,754,315	$—	$383,784,964
Forward Foreign Currency Contracts	—	102,737	—	102,737
Mutual Fund	10,843,416	—	—	10,843,416
Total Assets	$372,874,065	$21,857,052	$—	$394,731,117
Liabilities:
Forward Foreign Currency Contracts	—	(50,487)	—	(50,487)
Futures Contracts	(9,090)	—	—	(9,090)
Total Liabilities	$(9,090)	$(50,487)	$—	$(59,577)
Total	$372,864,975	$21,806,565	$—	$394,671,540

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

24	Annual Report 2011

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures transactions,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward foreign currency contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$102,737
Total		$102,737
Liabilities:
Forward foreign currency contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	$(50,487)
Futures contracts*
Equity risk	Unrealized depreciation from futures contracts	(9,090)
Total		$(59,577)

* Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$137,447
Forward Foreign Currency Contracts
Currency risk	(656,106)
Total	$(518,659)

26	Annual Report 2011

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$315,118
Futures Contracts
Equity risk	(9,090)
Total	$306,028

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses and a prior year return of capital adjustment. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All Assets	0.57%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

28	Annual Report 2011

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through December 10, 2012.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2009 Amount (a)	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$21,995	$60,861	$—	$82,856

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,125.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD has agreed to waive 0.08% of these fees for Class II shares of the Fund until at least December 10, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $124,407.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $1,065,827 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

30	Annual Report 2011

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $260,030,170 and sales of $332,901,446 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITS and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Other

During the year ended December 31, 2010, the Fund issued 32,117,722 shares of beneficial interest in exchange for securities tendered by the Fund. The securities with market value of $447,943,955 were tendered as an in-kind consideration for the purchase of shares of the Fund on December 31, 2010.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.   Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$7,455,381	$222,443	$7,677,824	$—	$7,677,824

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,558,645	$338,598	$1,897,243	$—	$1,897,243

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$15,671,055	$760,267	$16,431,322	$—	$—	$(10,913,515)	$5,517,807

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

32	Annual Report 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$405,538,528	$21,347,275	$(32,257,423)	$(10,910,148)

11. Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Century NVIT Multi Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Century NVIT Multi Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

34	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 44.56%.

The Fund designates $222,443, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

2011 Annual Report	35

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

36	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	37

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

38	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	39

American Funds NVIT Asset Allocation Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-AA (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73%), and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18%). In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14%), and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42%).

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

The American Funds NVIT Asset Allocation Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Asset Allocation Fund (the “Master Asset Allocation Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Asset Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Fund.

Principal Risks

The Fund is subject to stock market risk.

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund.

The Fund is subject to prepayment and call risk and extension risk to varying degrees.

The Fund is subject to risks associated with investing in high-yield bonds and foreign securities.

The Fund is subject to risks associated with holding significant positions in cash or money market instruments.

The Fund is subject to asset allocation risk due to the Master Asset Allocation Fund’s percentage allocation to equity securities, debt securities and money market instruments.

The Fund is subject to risks associated with investing in stocks of mid-sized companies.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end,

4	Annual Report 2011

which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all

U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

2011 Annual Report	5

Important Disclosures (Continued)

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG and Capital Research and Management Company. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Capital Research and Management Company.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Capital Research and Management Company.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

American Funds NVIT Asset Allocation Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the American Funds NVIT Asset Allocation Fund (Class II at NAV) returned 0.93% versus 2.09% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 265 funds as of December 31, 2011) was (1.46)% for the same time period.

Below is the 2011 annual report commentary from American Funds Insurance Series® Asset Allocation Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Asset Allocation Fund). The Master Fund’s performance return shown below and the American Funds NVIT Asset Allocation Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Asset Allocation Fund.

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

Asset Allocation Fund gained 1.30% for the 12 months ended December 31, 2011. Its benchmark indexes, the S&P 500 for stocks and the Barclays Capital U.S. Aggregate Index for bonds, rose 2.09% and 7.84%, respectively.

The fund’s portfolio counselors continue to favor equities, which accounted for nearly 75% of the portfolio at December 31. Fixed-income holdings comprised about 21%.

Highlighting the year were holdings in health care, consumer staples and telecommunication services, which were all additive. Comparative weakness was found in the energy and materials sectors. Gains in fixed income were paced by agency mortgage-backed securities and investment-grade (BBB-/Baa3 or above) corporate bonds.

With approximately 84% of the fund’s investments being held in companies domiciled within the United States, the relative strength of the U.S. markets since October led to a positive year-end snapshot of the fund.

In these turbulent economic times, the fund’s portfolio counselors emphasize the relevance of having a professionally managed portfolio. Maintaining a long-term outlook and not getting distracted by undulations in the market and day-today market headlines are key methods of approach for investors.

Portfolio Managers:

American Funds Team Members — Alan N. Berro, Jeffrey T. Lager, James R. Mulally and Eugene P. Stein

2011 Annual Report	7

Fund Performance	American Funds NVIT Asset Allocation Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	0.93%	0.79%	3.85%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

Fund commenced operations on May 1, 2006. Historical performance information prior to the Fund’s commencement date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.11%	0.96%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Asset Allocation Fund since inception versus performance of the S&P 500® Index(a), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index (b) and the Consumer Price Index (CPI)(c) since 5/1/06. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(b)	The BARCAP U.S. Aggregate Bond Index is an unmanaged market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(c)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

American Funds NVIT Asset Allocation Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	959.40	3.16	0.64
	Hypothetical[c]	1,000.00	1,021.98	3.26	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

American Funds NVIT Asset Allocation Fund
Assets:
Investment in Master Fund (cost $2,967,818,822)	$3,048,883,355
Cash	2,001
Receivable for capital shares issued	4,383,358
Prepaid expenses	5,818

Total Assets	3,053,274,532

Liabilities:
Payable for capital shares redeemed	8,207
Accrued expenses and other payables:
Fund administration fees	60,392
Master feeder service provider fee	253,745
Distribution fees	634,366
Administrative servicing fees	619,981
Accounting and transfer agent fees	8,045
Trustee fees	20,092
Custodian fees	16,680
Compliance program costs (Note 3)	4,064
Professional fees	18,658
Printing fees	16,256
Other	23,154

Total Liabilities	1,683,640

Net Assets	$3,051,590,892

Represented by:
Capital	$2,926,502,367
Accumulated undistributed net investment income	46,815,896
Accumulated net realized losses from investment transactions	(2,791,904)
Net unrealized appreciation from investments	81,064,533

Net Assets	$3,051,590,892

Net Assets:
Class II Shares	$3,051,590,892

Total	$3,051,590,892

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	176,986,920

Total	176,986,920

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$17.24

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Operations

For the Year Ended December 31, 2011

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$63,486,590
Other income	1,443

Total Income	63,488,033

EXPENSES:
Fund administration fees	618,062
Master feeder service provider fees	6,518,329
Distribution fees Class II Shares	6,518,329
Administrative servicing fees Class II Shares	6,518,329
Professional fees	94,255
Printing fees	44,334
Trustee fees	77,924
Custodian fees	103,622
Accounting and transfer agent fees	424
Compliance program costs (Note 3)	13,187
Other	45,419

Total expenses before earnings credit and fees waived	20,552,214

Earnings credit (Note 4)	(12)
Master feeder service provider fees waived (Note 3)	(3,911,017)

Net Expenses	16,641,185

NET INVESTMENT INCOME	46,846,848

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(524,147)
Net change in unrealized depreciation from investments	(31,112,867)

Net realized/unrealized losses from investments	(31,637,014)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,209,834

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$46,846,848	$32,114,123
Net realized losses from investment transactions	(524,147)	(804,109)
Net change in unrealized appreciation/(depreciation) from investments	(31,112,867)	187,729,705

Change in net assets resulting from operations	15,209,834	219,039,719

Distributions to Shareholders From:
Net investment income:
Class II	(32,137,927)	(21,498,179)

Change in net assets from shareholder distributions	(32,137,927)	(21,498,179)

Change in net assets from capital transactions	882,009,300	670,056,156

Change in net assets	865,081,207	867,597,696

Net Assets:
Beginning of year	2,186,509,685	1,318,911,989

End of year	$3,051,590,892	$2,186,509,685

Accumulated undistributed net investment income at end of year	$46,815,896	$32,106,975

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$875,697,728	$669,853,593
Dividends reinvested	32,137,927	21,498,179
Cost of shares redeemed	(25,826,355)	(21,295,616)

Total Class II	882,009,300	670,056,156

Change in net assets from capital transactions	$882,009,300	$670,056,156

SHARE TRANSACTIONS:
Class II Shares
Issued	50,350,038	42,165,591
Reinvested	1,826,962	1,350,544
Redeemed	(1,474,875)	(1,337,413)

Total Class II Shares	50,702,125	42,178,722

Total change in shares	50,702,125	42,178,722

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)(b)	Portfolio Turnover(c)
Class II Shares
Year Ended December 31, 2011(d)	$17.31	0.31	(0.14)	0.17	(0.24)	–	(0.24)	$17.24	0.93%		$3,051,590,892	0.64%	1.80%	0.79%	43.00%
Year Ended December 31, 2010(d)	$15.68	0.31	1.55	1.86	(0.23)	–	(0.23)	$17.31	12.02%		$2,186,509,685	0.65%	1.95%	0.80%	46.00%
Year Ended December 31, 2009(d)	$13.01	0.34	2.69	3.03	(0.01)	(0.35)	(0.36)	$15.68	23.41%		$1,318,911,989	0.68%	2.39%	0.83%	41.00%
Year Ended December 31, 2008	$19.35	0.35	(6.08)	(5.73)	(0.41)	(0.20)	(0.61)	$13.01	(29.77%	)	$652,685,811	0.70%	2.81%	0.85%	36.00%
Year Ended December 31, 2007	$18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	$19.35	6.14%		$525,245,924	0.63%	2.88%	0.78%	29.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2011 was 27.4%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Annual Report	15

Notes to Financial Statements (Continued)

December 31, 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$3,048,883,355	$—	$—	$3,048,883,355
Total	$3,048,883,355	$—	$—	$3,048,883,355

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2011, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a

16	Annual Report 2011

taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions relates to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $13,187.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $6,518,329 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investment.

18	Annual Report 2011

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$32,137,927	$—	$32,137,927	$—	$32,137,927

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$21,498,179	$—	$21,498,179	$—	$21,498,179

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$46,815,896	$—	$46,815,896	$—	$—	$78,272,629	$125,088,525

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,970,610,726	$192,420,685	$(114,148,056)	$78,272,629

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds NVIT Asset Allocation Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Asset Allocation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 with the master fund’s transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	21

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 69.50%.

22	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	23

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2011 Annual Report	25

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Annual Report 2011

American Funds NVIT Bond Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-BD (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73%), and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18%). In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14%), and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42%).

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

The American Funds NVIT Bond Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Bond Fund (the “Master Bond Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Bond Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Bond Fund borne by the remaining feeder fund shareholders, including the Fund.

Principal Risks

The Fund is subject to interest rate risk and convertible securities risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund also is subject to preferred stock, prepayment, call, extension, and mortgage- and asset-backed securities risks to varying degrees.

The Fund is subject to risks associated with investing in high-yield bonds and foreign securities.

The Fund is subject to portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Citigroup U.S. Broad Investment-Grade (BIG) Bond Index: An unmanaged, market capitalization weighted, fixed-income index that measures the value of the broad U.S. investment-grade bond market; includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade corporate securities with maturities of one year or more.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000

2011 Annual Report	5

Important Disclosures (Continued)

smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG and Capital Research and Management Company. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services,

Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Capital Research and Management Company.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Capital Research and Management Company.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

American Funds NVIT Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the American Funds NVIT Bond Fund (Class II at NAV) returned 5.72% versus 7.84% for its benchmark, the Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 40 funds as of December 31, 2011) was 6.91% for the same time period.

Below is the 2011 annual report commentary from American Funds Insurance Series® Bond Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Bond Fund). The Master Fund’s performance return shown below and the American Funds NVIT Bond Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Bond Fund.

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

Bond Fund gained 6.10% for the 12 months ended December 31, 2011, slightly behind the benchmark increase of 7.84% as measured by the Barclays Capital U.S. Aggregate Index.

All sectors of the bond market were positive for the year. The biggest driver of returns was lower interest rates and exposure to more interest rate risk, which was a positive for the fund. The portfolio counselors increased allocation to agency mortgage-backed and commercial mortgage-backed securities, which helped the fund.

High-yield corporate bonds were mixed, and European financial fixed income holdings detracted from fund results, but the fund maintained a highly defensive position regarding these holdings. Corporate holdings that showed the most strength were in media, oil, gas & consumable fuels and real estate investment trusts (REITs). The fund had a lower exposure to Treasuries, in which yields are at historic lows.

The fund’s portfolio counselors believe there is still a substantial amount of risk that must be dealt with in the United States and Europe, and the long-term deleveraging that needs to occur in a disciplined manner will create a headwind for the economy. However, given the unstable landscape, the fund’s diversification is quite high, and that strategy continues to be prudent.

Portfolio Managers:

American Funds Team Members — David C. Barclay, Mark H. Dalzell, David A. Hoag and Thomas H. Hogh

2011 Annual Report	7

Fund Performance	American Funds NVIT Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	5.72%	3.13%	4.30%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

Fund commenced operations on May 1, 2006. Historical performance information prior to the Fund’s commencement date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.18%	1.03%
*

Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Bond Fund since inception versus performance of the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(a), the Citigroup U.S. Broad Investment- Grade (BIG) Bond Index(b), and the Consumer Price Index (CPI)(c) since 5/1/06. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	The Citigroup U.S. BIG Bond Index is an unmanaged, market capitalization weighted, fixed-income index that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or more; generally represents the U.S. investment-grade bond market.

(c)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

American Funds NVIT Bond Fund			Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 -12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 -12/31/11[a,b]
Class II Shares	Actual		1,000.00	1,032.50	3.28	0.64
	Hypothetical	[c]	1,000.00	1,021.98	3.26	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

American Funds NVIT Bond Fund
Assets:
Investment in Master Fund (cost $1,018,410,700)	$1,055,109,293
Cash	2,001
Receivable for capital shares issued	2,131,208

Total Assets	1,057,242,502

Liabilities:
Payable for capital shares redeemed	79,753
Accrued expenses and other payables:
Fund administration fees	23,197
Master feeder service provider fee	88,006
Distribution fees	220,018
Administrative servicing fees	216,372
Accounting and transfer agent fees	4,202
Trustee fees	7,507
Custodian fees	6,515
Compliance program costs (Note 3)	1,128
Professional fees	10,727
Printing fees	16,626
Other	6,184

Total Liabilities	680,235

Net Assets	$1,056,562,267

Represented by:
Capital	$1,007,407,241
Accumulated undistributed net investment income	27,112,154
Accumulated net realized losses from investment transactions	(14,655,721)
Net unrealized appreciation from investments	36,698,593

Net Assets	$1,056,562,267

Net Assets:
Class II Shares	$1,056,562,267

Total	$1,056,562,267

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	92,416,186

Total	92,416,186

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.43

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Operations

For the Year Ended December 31, 2011

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$33,352,150
Other income	547

Total Income	33,352,697

EXPENSES:
Fund administration fees	254,538
Master feeder service provider fees	2,418,320
Distribution fees Class II Shares	2,418,320
Administrative servicing fees Class II Shares	2,418,320
Professional fees	43,174
Printing fees	35,208
Trustee fees	31,453
Custodian fees	38,942
Accounting and transfer agent fees	168
Compliance program costs (Note 3)	4,735
Other	18,431

Total expenses before earnings credit and fees waived	7,681,609

Earnings credit (Note 4)	(11)
Master feeder service provider fees waived (Note 3)	(1,450,999)

Net Expenses	6,230,599

NET INVESTMENT INCOME	27,122,098

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,824,916)
Net change in unrealized appreciation from investments	28,916,277

Net realized/unrealized gains from investments	27,091,361

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$54,213,459

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$27,122,098	$20,434,039
Net realized losses from investment transactions	(1,824,916)	(2,493,254)
Net change in unrealized appreciation from investments	28,916,277	18,422,880

Change in net assets resulting from operations	54,213,459	36,363,665

Distributions to Shareholders From:
Net investment income:
Class II	(20,438,104)	(12,424,501)

Change in net assets from shareholder distributions	(20,438,104)	(12,424,501)

Change in net assets from capital transactions	214,742,796	222,078,652

Change in net assets	248,518,151	246,017,816

Net Assets:
Beginning of year	808,044,116	562,026,300

End of year	$1,056,562,267	$808,044,116

Accumulated undistributed net investment income at end of year	$27,112,154	$20,428,160

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$268,872,610	$260,644,517
Dividends reinvested	20,438,104	12,424,501
Cost of shares redeemed	(74,567,918)	(50,990,366)

Total Class II	214,742,796	222,078,652

Change in net assets from capital transactions	$214,742,796	$222,078,652

SHARE TRANSACTIONS:
Class II Shares
Issued	24,133,460	23,770,401
Reinvested	1,870,958	1,163,262
Redeemed	(6,635,958)	(4,673,804)

Total Class II Shares	19,368,460	20,259,859

Total change in shares	19,368,460	20,259,859

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)(b)	Portfolio Turnover(c)
Class II Shares
Year Ended December 31, 2011(d)	$11.06	0.31	0.31	0.62	(0.25)	–	(0.25)	$11.43	5.72%		$1,056,562,267	0.64%	2.80%	0.79%	163.00%
Year Ended December 31, 2010(d)	$10.65	0.33	0.30	0.63	(0.22)	–	(0.22)	$11.06	5.99%		$808,044,116	0.66%	2.99%	0.81%	187.00%
Year Ended December 31, 2009(d)	$9.53	0.33	0.82	1.15	(0.03)	–	(0.03)	$10.65	12.15%		$562,026,300	0.68%	3.22%	0.83%	125.00%
Year Ended December 31, 2008	$11.22	0.55	(1.66)	(1.11)	(0.57)	(0.01)	(0.58)	$9.53	(9.87%	)	$344,883,394	0.71%	6.79%	0.86%	63.00%
Year Ended December 31, 2007	$11.72	0.84	(0.50)	0.34	(0.84)	–	(0.84)	$11.22	2.98%		$176,954,744	0.63%	10.21%	0.78%	57.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2011 was 11.3%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2011 Annual Report	15

Notes to Financial Statements (Continued)

December 31, 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,055,109,293	$—	$—	$1,055,109,293
Total	$1,055,109,293	$—	$—	$1,055,109,293

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2011, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

16	Annual Report 2011

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $4,735.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $2,418,320 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

18	Annual Report 2011

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investment.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$20,438,104	$—	$20,438,104	$—	$20,438,104

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$12,424,501	$—	$12,424,501	$—	$12,424,501

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$27,112,154	$—	$27,112,154	$—	$(187,002)	$22,229,874	$49,155,026

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,032,879,419	$27,750,758	$(5,520,884)	$22,229,874

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$11,852	2018

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$175,150

Amount designated as “—” is zero or has been rounded to zero.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds NVIT Bond Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 with the master fund’s transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	21

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 0.32%.

22	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	23

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	25

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Annual Report 2011

American Funds NVIT Global Growth Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-GG (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

The American Funds NVIT Global Growth Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Global Growth Fund (the “Master Global Growth Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

Principal Risks

The Fund is subject to risk stock market risk.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Growth funds may underperform other funds that use different investing styles.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI ACWI (All Country World IndexSM): An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in the global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

MSCI World IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance

2011 Annual Report	5

Important Disclosures (Continued)

of developed markets in North America, Europe and the Asia/Pacific region.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG and Capital Research and Management Company. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is

the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Capital Research and Management Company.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Capital Research and Management Company.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

American Funds NVIT Global Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the American Funds NVIT Global Growth Fund (Class II at NAV) registered -9.31% versus -5.54% for its benchmark, the MSCI World IndexSM. For broader comparison, the average return for the Fund’s Lipper variable insurance products peer category of Global Growth Funds (consisting of 46 funds as of December 31, 2011) was -9.54% for the same time period.

Below is the 2011 annual report commentary from American Funds Insurance Series® Global Growth Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Global Growth Fund). The Master Fund’s performance return shown below and the American Funds NVIT Global Growth Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Global Growth Fund.

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

Global Growth Fund declined 8.89% for the 12 months ended December 31, 2011, while the MSCI ACWI (All Country World Index), which measures a broad range of developed and developing markets, declined 6.86%, and the MSCI World Index was down 5.02%. The fund’s portfolio counselors believe the MSCI ACWI more accurately reflects the universe of companies in which the fund invests and it will now be used as the primary benchmark.

In a tough year for markets around the world, the fund’s holdings in the U.S. generally held up better than its holdings overseas. The ongoing debt crisis cast a pall over Europe, while holdings in China — where economic growth has slowed in response to the government’s inflation taming measures — were also weak.

Holdings in consumer staples and health care companies had the best results. The fund was helped by some holdings in Japan, where many companies have not only recovered from the devastating earthquake and tsunami but also from the recent flooding in Thailand, which is home to some Japanese companies’ manufacturing operations. The strong Japanese yen was also a benefit.

Despite the global uncertainty, the fund’s portfolio counselors continue to find attractive investment opportunities and encourage investors to not be distracted by gloomy headlines.

Portfolio Managers:

American Funds Team Members — Martin Jacobs, Robert W. Lovelace, Steven T. Watson and Paul A. White

2011 Annual Report	7

Fund Performance	American Funds NVIT Global Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	(9.31)%	0.06%	5.75%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

Fund commenced operations on May 1, 2006. Historical performance information prior to the Fund’s commencement date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.41%	1.26%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Global Growth Fund since inception versus performance of the Morgan Stanley Capital International (MSCI) World Index(a) and the Consumer Price Index (CPI)(b) since 5/1/06. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI World Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the performance of global developed-market equities.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

American Funds NVIT Global Growth Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual		1,000.00	864.70	3.24	0.69
	Hypothetical	[c]	1,000.00	1,021.73	3.52	0.69

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

American Funds NVIT Global Growth Fund
Assets:
Investment in Master Fund (cost $158,199,056)	$147,993,841
Cash	2,001
Receivable for capital shares issued	12,438
Prepaid expenses	368

Total Assets	148,008,648

Liabilities:
Payable for capital shares redeemed	16,980
Accrued expenses and other payables:
Fund administration fees	6,242
Master feeder service provider fee	12,473
Distribution fees	31,183
Administrative servicing fees	32,203
Accounting and transfer agent fees	1,290
Trustee fees	1,272
Custodian fees	846
Compliance program costs (Note 3)	125
Professional fees	6,314
Printing fees	12,535
Other	969

Total Liabilities	122,432

Net Assets	$147,886,216

Represented by:
Capital	$167,410,155
Accumulated undistributed net investment income	1,420,689
Accumulated net realized losses from investment transactions	(10,739,413)
Net unrealized depreciation from investments	(10,205,215)

Net Assets	$147,886,216

Net Assets:
Class II Shares	$147,886,216

Total	$147,886,216

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,535,985

Total	7,535,985

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$19.62

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Operations

For the Year Ended December 31, 2011

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$2,494,412
Other income	95

Total Income	2,494,507

EXPENSES:
Fund administration fees	74,835
Master feeder service provider fees	391,535
Distribution fees Class II Shares	391,535
Administrative servicing fees Class II Shares	391,535
Professional fees	16,986
Printing fees	24,397
Trustee fees	5,322
Custodian fees	6,217
Accounting and transfer agent fees	43
Compliance program costs (Note 3)	613
Other	5,521

Total expenses before earnings credit and fees waived	1,308,539

Earnings credit (Note 4)	(10)
Master feeder service provider fees waived (Note 3)	(234,922)

Net Expenses	1,073,607

NET INVESTMENT INCOME	1,420,900

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,784,637)
Net change in unrealized depreciation from investments	(12,484,152)

Net realized/unrealized losses from investments	(15,268,789)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,847,889)

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$1,420,900	$1,460,394
Net realized losses from investment transactions	(2,784,637)	(1,884,542)
Net change in unrealized appreciation/(depreciation) from investments	(12,484,152)	15,738,687

Change in net assets resulting from operations	(13,847,889)	15,314,539

Distributions to Shareholders From:
Net investment income:
Class II	(1,460,045)	(1,045,853)

Change in net assets from shareholder distributions	(1,460,045)	(1,045,853)

Change in net assets from capital transactions	9,490,058	9,603,971

Change in net assets	(5,817,876)	23,872,657

Net Assets:
Beginning of year	153,704,092	129,831,435

End of year	$147,886,216	$153,704,092

Accumulated undistributed net investment income at end of year	$1,420,689	$1,459,834

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$34,938,927	$24,439,555
Dividends reinvested	1,460,045	1,045,853
Cost of shares redeemed	(26,908,914)	(15,881,437)

Total Class II	9,490,058	9,603,971

Change in net assets from capital transactions	$9,490,058	$9,603,971

SHARE TRANSACTIONS:
Class II Shares
Issued	1,667,417	1,235,373
Reinvested	66,196	53,334
Redeemed	(1,239,042)	(813,151)

Total Class II Shares	494,571	475,556

Total change in shares	494,571	475,556

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)(b)	Portfolio Turnover(c)
Class II Shares
Year Ended December 31, 2011(d)	$21.83	0.19	(2.20)	(2.01)	(0.20)	–	(0.20)	$19.62	(9.31)%	$147,886,216	0.69%	0.91%	0.84%	28.00%
Year Ended December 31, 2010(d)	$19.77	0.21	2.01	2.22	(0.16)	–	(0.16)	$21.83	11.30%	$153,704,092	0.70%	1.09%	0.85%	28.00%
Year Ended December 31, 2009(d)	$14.94	0.18	5.97	6.15	–	(1.32)	(1.32)	$19.77	41.60%	$129,831,435	0.71%	1.06%	0.86%	43.00%
Year Ended December 31, 2008	$26.08	0.31	(10.18)	(9.87)	(0.57)	(0.70)	(1.27)	$14.94	(38.64)%	$79,293,777	0.68%	1.51%	0.86%	38.00%
Year Ended December 31, 2007	$23.35	0.61	2.73	3.34	(0.61)	–	(0.61)	$26.08	14.36%	$109,553,081	0.67%	2.92%	0.82%	38.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2011 was 3.07%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2011 Annual Report	15

Notes to Financial Statements (Continued)

December 31, 2011

Changes in the valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in the Master Fund	$147,993,841	$—	$—	$147,993,841
Total	$147,993,841	$—	$—	$147,993,841

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2011, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

16	Annual Report 2011

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determined whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $613.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or Distributor), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $391,535 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is

18	Annual Report 2011

applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investment.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.
Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,460,045	$—	$1,460,045	$—	$1,460,045

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,045,853	$—	$1,045,853	$—	$1,045,853

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$1,420,689	$—	$1,420,689	$—	$(302,113)	$(20,642,515)	$(19,523,939)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to outstanding wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$168,636,356	$3,958,746	$(24,601,261)	$(20,642,515)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following tables represent capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$2,535	2017

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$299,578

Amount designated as “—” is zero or has been rounded to zero.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20	Annual Report 2011

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of American Funds NVIT Global Growth Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Global Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 with the master fund’s transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	21

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 46.82%.

22	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	23

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	25

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Annual Report 2011

American Funds NVIT Growth Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Supplemental Information

23	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-GR (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73%), and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18%). In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14%), and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42%).

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

The American Funds NVIT Growth Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Growth Fund (the “Master Growth Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

Principal Risks

The Fund is subject to stock market risk.

The Fund is subject to risks associated with investing in foreign securities.

Growth funds may underperform other funds that use different investing styles.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index

4	Annual Report 2011

of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG and Capital Research and Management Company. Except where otherwise

2011 Annual Report	5

Important Disclosures (Continued)

indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company

(95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Capital Research and Management Company.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Capital Research and Management Company.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

American Funds NVIT Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the American Funds NVIT Growth Fund (Class II at NAV) registered -4.69% versus 2.09% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 241 funds as of December 31, 2011) was -2.34% for the same time period.

Below is the 2011 annual report commentary from the American Funds Insurance Series® Growth Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Growth Fund). The Master Fund’s performance return shown below and the American Funds NVIT Growth Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Growth Fund.

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.

For month-end results and information about your insurance contract, go to nationwide.com.

Growth Fund declined 4.27% for the 12 months ended December 31, 2011, while the S&P 500 gained 2.09%.

In a volatile year in which investors generally sought the safety of the largest blue chip companies, the defensive sectors of consumer staples and health care were the main contributors to the fund’s results, with consumer discretionary the only other sector providing a positive return for the fund. Weaker sectors included financials, energy and materials.

As a group, larger companies in the portfolio did better than their midsized and smaller counterparts. Overall, holdings outside the U.S. were weak, with Canada the biggest drag on fund results.

Encouraging data in the fourth quarter of 2011 suggests that the U.S. economic recovery may regain momentum and consumers could start spending again, which could benefit many of the consumer discretionary companies in the fund’s portfolio. The economic recovery should also bolster energy companies, and the fund’s portfolio counselors are looking for investment opportunities in this area.

Portfolio Managers:

American Funds Team Members — Donnalisa Parks Barnum, Gregg E. Ireland, Gregory D. Johnson, Michael T. Kerr and Ronald B. Morrow

2011 Annual Report	7

Fund Performance	American Funds NVIT Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	(4.69)%	(0.49)%	3.49%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

Fund commenced operations on May 1, 2006. Historical performance information prior to the Fund’s commencement date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.18%	1.03%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expense reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth Fund since inception versus performance of the S&P 500® Index(a), and the Consumer Price Index (CPI)(b) since 5/1/06. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	American Funds NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

American Funds NVIT Growth Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period(%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual		1,000.00	901.20	3.16	0.66
	Hypothetical	[c]	1,000.00	1,021.88	3.36	0.66

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

American Funds NVIT Growth Fund
Assets:
Investment in Master Fund (cost $270,419,450)	$259,268,908
Cash	2,001
Receivable for capital shares issued	22,886

Total Assets	259,293,795

Liabilities:
Payable for capital shares redeemed	115,464
Accrued expenses and other payables:
Fund administration fees	8,369
Master feeder service provider fee	21,948
Distribution fees	54,869
Administrative servicing fees	59,138
Accounting and transfer agent fees	1,749
Trustee fees	2,134
Custodian fees	1,501
Compliance program costs (Note 3)	251
Professional fees	6,900
Printing fees	10,390
Other	899

Total Liabilities	283,612

Net Assets	$259,010,183

Represented by:
Capital	$300,535,200
Accumulated undistributed net investment income	607,207
Accumulated net realized losses from investment transactions	(30,981,682)
Net unrealized depreciation from investments	(11,150,542)

Net Assets	$259,010,183

Net Assets:
Class II Shares	$259,010,183

Total	$259,010,183

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	5,018,668

Total	5,018,668

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$51.61

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Operations

For the Year Ended December 31, 2011

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$2,369,958
Other income	158

Total Income	2,370,116

EXPENSES:
Fund administration fees	99,056
Master feeder service provider fees	664,785
Distribution fees Class II Shares	664,785
Administrative servicing fees Class II Shares	664,785
Professional fees	20,454
Printing fees	19,817
Trustee fees	8,943
Custodian fees	10,622
Accounting and transfer agent fees	62
Compliance program costs (Note 3)	1,093
Other	7,272

Total expenses before earnings credit and fees waived	2,161,674

Earnings credit (Note 4)	(11)
Master feeder service provider fees waived (Note 3)	(398,873)

Net Expenses	1,762,790

NET INVESTMENT INCOME	607,326

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(4,970,558)
Net change in unrealized depreciation from investments	(7,847,241)

Net realized/unrealized losses from investments	(12,817,799)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,210,473)

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$607,326	$700,948
Net realized losses from investment transactions	(4,970,558)	(3,672,689)
Net change in unrealized appreciation/(depreciation) from investments	(7,847,241)	41,213,441

Change in net assets resulting from operations	(12,210,473)	38,241,700

Distributions to Shareholders From:
Net investment income:
Class II	(700,786)	(347,126)

Change in net assets from shareholder distributions	(700,786)	(347,126)

Change in net assets from capital transactions	17,195,723	18,507,856

Change in net assets	4,284,464	56,402,430

Net Assets:
Beginning of year	254,725,719	198,323,289

End of year	$259,010,183	$254,725,719

Accumulated undistributed net investment income at end of year	$607,207	$700,667

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$43,266,155	$36,790,676
Dividends reinvested	700,786	347,126
Cost of shares redeemed	(26,771,218)	(18,629,946)

Total Class II	17,195,723	18,507,856

Change in net assets from capital transactions	$17,195,723	$18,507,856

SHARE TRANSACTIONS:
Class II Shares
Issued	805,662	766,153
Reinvested	12,699	7,424
Redeemed	(491,290)	(392,494)

Total Class II Shares	327,071	381,083

Total change in shares	327,071	381,083

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)(b)	Portfolio Turnover(c)
Class II Shares
Year Ended December 31, 2011(d)	$54.29	0.12	(2.66)	(2.54)	(0.14)	—	(0.14)	$51.61	(4.69%	)	$259,010,183	0.66%	0.23%	0.81%	19.00%
Year Ended December 31, 2010(d)	$46.01	0.16	8.20	8.36	(0.08)	—	(0.08)	$54.29	18.19%		$254,725,719	0.68%	0.33%	0.83%	28.00%
Year Ended December 31, 2009(d)	$36.95	0.10	13.97	14.07	—	(5.01)	(5.01)	$46.01	38.78%		$198,323,289	0.72%	0.23%	0.87%	37.00%
Year Ended December 31, 2008	$72.16	0.28	(30.91)	(30.63)	(1.14)	(3.44)	(4.58)	$36.95	(44.21%	)	$134,739,431	0.70%	0.53%	0.88%	26.00%
Year Ended December 31, 2007	$64.82	0.35	7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%		$180,998,045	0.65%	0.68%	0.80%	40.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2011 was 1.07%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Annual Report	15

Notes to Financial Statements (Continued)

December 31, 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$259,268,908	$—	$—	$259,268,908
Total	$259,268,908	$—	$—	$259,268,908

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2011, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

16	Annual Report 2011

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.   Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $1,093.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $664,785 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investment.

18	Annual Report 2011

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$700,786	$—	$700,786	$—	$700,786

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$347,126	$—	$347,126	$—	$347,126

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$607,207	$—	$607,207	$—	$(8,431,110)	$(33,701,114)	$(41,525,017)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$292,970,022	$11,005,858	$(44,706,972)	$(33,701,114)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following tables represent capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$8,182,950	2017

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$248,160

Amount designated as “—” is zero or has been rounded to zero.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds NVIT Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the master fund’s transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	21

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

22	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	23

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	25

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26	Annual Report 2011

American Funds NVIT Growth-Income Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

20	Report of Independent Registered Public Accounting Firm

21	Supplemental Information

22	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on

Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-AM-GI (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73%), and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18%). In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14%), and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42%).

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

The American Funds NVIT Growth-Income Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Growth-Income Fund (the “Master Growth-Income Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund.

Principal Risks

The Fund is subject to stock market risk.

The Fund is subject to risks associated with investing in foreign securities.

Growth funds may underperform other funds that use different investing styles.

The Fund is subject to dividend risk associated with the dividend policies of the companies in which the Master Growth-Income Fund invests and the capital resources those companies have available for making dividend payments.

The Fund is subject to risks associated with investing in stocks of mid-sized companies.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

About Nationwide Funds Group (NFG)

Commentary provided by NFG and Capital Research and Management Company. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group

(NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Capital Research and Management Company.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Capital Research and Management Company.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2011 Annual Report	5

American Funds NVIT Growth-Income Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the American Funds NVIT Growth-Income Fund (Class II at NAV) registered (2.24)% versus 2.09% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 238 funds as of December 31, 2011) was (1.01)% for the same time period.

Below is the 2011 annual report commentary from the American Funds Insurance Series® Growth-Income Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Growth-Income Fund). The Master Fund’s performance return shown below and the American Funds NVIT Growth-Income Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Growth-Income Fund.

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

Growth-Income Fund declined 1.83% for the 12 months ended December 31, 2011, compared with a 2.09% gain for the S&P 500.

In a difficult year for stocks around the world, larger U.S. companies in defensive sectors such as health care, consumer staples and utilities provided the fund’s best results for the year. A strong final quarter, in which all the fund’s industry sectors advanced, couldn’t quite overcome losses from the third quarter, when investors sought the safety of larger U.S. companies because of the European debt crisis and slowing growth in Asia.

Given the significant declines overseas, the fund’s holdings outside the U.S. generally detracted slightly from results, though holdings in the United Kingdom added some value.

Looking ahead, the fund’s portfolio counselors expect that U.S. stocks, the fund’s primary focus, will continue to offer the best returns. While many U.S. companies reported record profits and earnings in 2011, markets overseas continue to face challenges. The European debt crisis is still unresolved and recent measures to kick-start some Asian economies have yet to take effect.

Portfolio Managers:

American Funds Team Members — James K. Dunton, J. Blair Frank, Claudia P. Huntington, Donald D. O’Neal, C. Ross Sappenfield and Dylan J. Yolles

6	Annual Report 2011

Fund Performance	American Funds NVIT Growth-Income Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	(2.24)%	(1.83)%	2.54%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

Fund commenced operations on April 27, 2007. Historical performance information prior to the Fund’s commencement date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.10%	0.95%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

2011 Annual Report	7

Fund Performance (Continued)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth-Income Fund since inception versus performance of the S&P 500® Index(a), and the Consumer Price Index (CPI)(b) since 5/1/07. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The S&P 500® Index is an unmanaged, market capitalization- weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

8	Annual Report 2011

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

American Funds NVIT Growth-Income Fund			Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual		1,000.00	937.50	3.13	0.64
	Hypothetical	[c]	1,000.00	1,021.98	3.26	0.64

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2011 Annual Report	9

Statement of Assets and Liabilities

December 31, 2011

American Funds NVIT Growth-Income Fund
Assets:
Investment in Master Fund (cost $960,936,866)	$1,022,410,076
Cash	2,001
Receivable for capital shares issued	2,272,064
Prepaid expenses	2,015

Total Assets	1,024,686,156

Liabilities:
Payable for capital shares redeemed	8,675
Accrued expenses and other payables:
Fund administration fees	22,539
Master feeder service provider fee	85,087
Distribution fees	212,718
Administrative servicing fees	199,212
Accounting and transfer agent fees	3,368
Trustee fees	6,888
Custodian fees	5,541
Compliance program costs (Note 3)	1,348
Professional fees	10,008
Printing fees	20,576
Other	8,202

Total Liabilities	584,162

Net Assets	$1,024,101,994

Represented by:
Capital	$977,301,292
Accumulated undistributed net investment income	12,661,287
Accumulated net realized losses from investment transactions	(27,333,795)
Net unrealized appreciation from investments	61,473,210

Net Assets	$1,024,101,994

Net Assets:
Class II Shares	$1,024,101,994

Total	$1,024,101,994

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	28,683,207

Total	28,683,207

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$35.70

The accompanying notes are an integral part of these financial statements.

10	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

American Funds NVIT Growth-Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$18,419,471
Other income	505

Total Income	18,419,976

EXPENSES:
Fund administration fees	237,911
Master feeder service provider fees	2,230,888
Distribution fees Class II Shares	2,230,888
Administrative servicing fees Class II Shares	2,230,888
Professional fees	41,561
Printing fees	31,640
Trustee fees	26,563
Custodian fees	35,176
Accounting and transfer agent fees	160
Compliance program costs (Note 3)	4,530
Other	18,274

Total expenses before earnings credit and fees waived	7,088,479

Earnings credit (Note 4)	(10)
Master feeder service provider fees waived (Note 3)	(1,338,539)

Net Expenses	5,749,930

NET INVESTMENT INCOME	12,670,046

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(5,655,867)
Net change in unrealized depreciation from investments	(27,067,148)

Net realized/unrealized losses from investments	(32,723,015)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,052,969)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$12,670,046	$8,174,518
Net realized losses from investment transactions	(5,655,867)	(7,622,605)
Net change in unrealized appreciation/(depreciation) from investments	(27,067,148)	79,602,857

Change in net assets resulting from operations	(20,052,969)	80,154,770

Distributions to Shareholders From:
Net investment income:
Class II	(8,182,418)	(5,146,401)

Change in net assets from shareholder distributions	(8,182,418)	(5,146,401)

Change in net assets from capital transactions	242,725,837	225,033,613

Change in net assets	214,490,450	300,041,982

Net Assets:
Beginning of year	809,611,544	509,569,562

End of year	$1,024,101,994	$809,611,544

Accumulated undistributed net investment income at end of year	$12,661,287	$8,173,659

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$267,825,966	$247,704,860
Dividends reinvested	8,182,418	5,146,401
Cost of shares redeemed	(33,282,547)	(27,817,648)

Total Class II	242,725,837	225,033,613

Change in net assets from capital transactions	$242,725,837	$225,033,613

SHARE TRANSACTIONS:
Class II Shares
Issued	7,396,439	7,408,951
Reinvested	219,457	150,457
Redeemed	(889,232)	(801,559)

Total Class II Shares	6,726,664	6,757,849

Total change in shares	6,726,664	6,757,849

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)(d)	Portfolio Turnover(e)
Class II Shares
Year Ended December 31, 2011(f)	$36.87	0.52	(1.33)	(0.81)	(0.36)	–	(0.36)	$35.70	(2.24%	)	$1,024,101,994	0.64%	1.42%	0.79%	22.00%
Year Ended December 31, 2010(f)	$33.53	0.45	3.21	3.66	(0.32)	–	(0.32)	$36.87	10.97%		$809,611,544	0.66%	1.34%	0.81%	22.00%
Year Ended December 31, 2009(f)	$26.25	0.40	7.61	8.01	–	(0.73)	(0.73)	$33.53	30.69%		$509,569,562	0.69%	1.39%	0.84%	24.00%
Year Ended December 31, 2008	$43.56	0.59	(17.14)	(16.55)	(0.75)	(0.01)	(0.76)	$26.25	(38.06%	)	$235,910,310	0.64%	2.61%	0.79%	31.00%
Period Ended December 31, 2007(g)	$44.86	0.62	(1.30)	(0.68)	(0.62)	–	(0.62)	$43.56	(1.54%	)	$87,5 30,963	0.68%	4.48%	0.83%	24.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Expenses do not include expenses from the Master Fund.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2011 was 4.47%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14	Annual Report 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the Master Fund in which the Fund invests are valued at their net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”). Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,022,410,076	$—	$—	$1,022,410,076
Total	$1,022,410,076	$—	$—	$1,022,410,076

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2011, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

2011 Annual Report	15

Notes to Financial Statements (Continued)

December 31, 2011

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2012.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

16	Annual Report 2011

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $4,530.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $2,230,888 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Risks Associated with Investment in Master Fund

Please refer to the Master Fund Annual Report (Note 4) that is included along with this report of the Master Fund’s principal risks of investment.

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,182,418	$—	$8,182,418	$—	$8,182,418

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,146,401	$—	$5,146,401	$—	$5,146,401

Amounts designated as “—” are zero or have been rounded to zero.

18	Annual Report 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$12,661,287	$—	$12,661,287	$—	$—	$34,139,415	$46,800,702

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$988,270,661	$72,644,193	$(38,504,778)	$34,139,415

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds NVIT Growth-Income Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Growth-Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 with the master fund’s transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

20	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

2011 Annual Report	21

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

22	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],2	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	23

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

24	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	25

Federated NVIT High Income Bond Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

19	Statement of Assets and Liabilities

20	Statement of Operations

21	Statements of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

32	Report of Independent Registered Public Accounting Firm

33	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-FHI (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site, nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to risks associated with investing in high-yield bonds and zero coupon bonds.

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund also is subject to prepayment and call risk to varying degrees.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500®

Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2011 Annual Report	5

Important Disclosures (Continued)

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Federated Investment Management Company.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Federated Investment Management Company.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

Federated NVIT High Income Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the Federated NVIT High Income Bond Fund (Class I at NAV) returned 3.82% versus 4.96% for its benchmark, the Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of High Current Yield Funds (consisting of 123 funds as of December 31, 2011) was 3.35% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund benefited from strong performance by individual holdings during the reporting period, which helped to offset the Fund’s overweight position relative to the benchmark index in the poor-performing CCC-rated quality sector and an underweight position in the strong-performing BB-rated quality sector.

Performance of individual holdings was particularly strong in the gaming, paper, services, technology, transportation and wireless telecommunications industries. Strong security selection in the consumer products sector more than offset the Fund’s overweight position in this weak-performing industry sector. The Fund’s substantial underweight in the underperforming home construction industry also aided relative Fund performance.

Specific Fund holdings that substantially outperformed the Fund’s benchmark index during the reporting period included Universal City Development Partners, Ltd.; Diversey, Inc.; Nalco Holding Co.; Sealed Air Corp.; Brigham Exploration Co.; and Macy’s, Inc.

What areas of investment detracted from Fund performance?

The Fund was negatively affected by poor performance by individual holdings in the automotive, chemical, financial institution, retail and electric utility industries. Specific Fund holdings that substantially underperformed the Fund’s benchmark index included Aquilex Holdings LLC, Texas Competitive Electric Holdings Co. LLC, American Standard, ATP Oil & Gas Corp., Momentive Performance Materials Inc., Exide Technologies and Houghton Mifflin Harcourt Publishing Co. The Fund also experienced a high volume of shareholder activity into and out of the Fund during the reporting period, resulting in increased transaction costs. The Fund experienced increased shareholder activity out of the Fund late in the second quarter and into the Fund early in the fourth quarter of 2011. As a result of the level of this activity the Fund was poorly positioned for the third-quarter market downturn and the fourth-quarter market rebound.

Subadviser:

Federated Investment Management Company

Portfolio Manager:

Mark E. Durbiano

2011 Annual Report	7

Fund Performance	Federated NVIT High Income Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	3.82%	4.96%	7.20%
Class III[2]	3.81%	4.94%	7.18%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
[2]

These returns until the creation of the Class III shares (April 28, 2005) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities.

Expense Ratios

Expense Ratio*
Class I	0.93%
Class III	0.93%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Federated NVIT High Income Bond Fund versus performance of the Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike, the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BARCAP U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

Federated NVIT High Income Bond Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period(%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	996.20	4.73	0.94
	Hypothetical	[b]	1,000.00	1,020.47	4.79	0.94
Class III Shares	Actual		1,000.00	996.20	4.68	0.93
	Hypothetical	[b]	1,000.00	1,020.52	4.74	0.93

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	Federated NVIT High Income Bond Fund

December 31, 2011

Asset Allocation
Corporate Bonds	93.4%
Mutual Fund	4.6%
Preferred Stock	0.2%
Common Stock	0.1%
Warrants†	0.0%
Other assets in excess of liabilities	1.7%

100.0%

Top Industries ††
Technology	11.6%
Healthcare	10.6%
Media—Non-Cable	7.5%
Automotive	7.3%
Financial Institutions	7.0%
Energy	6.6%
Gaming	4.1%
Food & Beverage	4.0%
Packaging	3.8%
Consumer Products	3.7%
Other Industries	33.8%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	4.7%
CIT Group, Inc., 7.00%, 05/02/17	2.5%
HCA, Inc., 7.50%, 02/15/22	2.3%
Ally Financial, Inc., 8.00%, 03/15/20	1.5%
International Lease Finance Corp., 8.25%, 12/15/20	1.5%
Ford Motor Credit Co. LLC, 3.88%, 01/15/15	1.4%
Host Hotels & Resorts LP, 6.75%, 06/01/16	1.0%
Biomet, Inc., 11.63%, 10/15/17	0.9%
Intelsat Jackson Holdings SA, 11.25%, 06/15/16	0.9%
Energy Transfer Equity LP, 7.50%, 10/15/20	0.8%
Other Holdings	82.5%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

Federated NVIT High Income Bond Fund

Corporate Bonds 93.4%

	Principal Amount	Market Value

Aerospace/Defense 1.2%
Altegrity, Inc.
10.50%, 11/01/15 (a)	$225,000	$202,500
11.75%, 05/01/16 (a)(b)	675,000	590,625
Mantech International Corp.,
7.25%, 04/15/18	250,000	254,687
Sequa Corp.
11.75%, 12/01/15 (a)	650,000	692,250
13.50%, 12/01/15 (a)	457,638	489,673
TransDigm, Inc.,
7.75%, 12/15/18	1,100,000	1,182,500

		3,412,235

Automotive 7.1%
Affinia Group Holdings, Inc.
9.00%, 11/30/14	700,000	693,000
10.75%, 08/15/16 (a)	450,000	488,250
Allison Transmission, Inc.,
7.13%, 05/15/19 (a)	750,000	735,000
American Axle & Manufacturing, Inc.,
7.75%, 11/15/19	875,000	857,500
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.00%, 06/15/19 (a)	575,000	526,125
8.25%, 06/15/21 (a)	1,150,000	1,046,500
Dana Holding Corp.
6.50%, 02/15/19	100,000	101,000
6.75%, 02/15/21	100,000	102,500
Exide Technologies,
8.63%, 02/01/18	1,875,000	1,443,750
Ford Motor Credit Co. LLC
3.88%, 01/15/15	4,000,000	3,985,072
8.00%, 12/15/16	1,575,000	1,787,009
6.63%, 08/15/17	700,000	761,991
International Automotive Components Group SL,
9.13%, 06/01/18 (a)	1,525,000	1,364,875
Jaguar Land Rover PLC
7.75%, 05/15/18 (a)	100,000	95,250
8.13%, 05/15/21 (a)	825,000	775,500
Lear Corp.,
8.13%, 03/15/20	100,000	110,000
Meritor, Inc.,
10.63%, 03/15/18	1,050,000	987,000
Motors Liquidation Co.,
7.40%, 09/01/25* (b)(c)	2,500,000	31,250
Pittsburgh Glass Works LLC,
8.50%, 04/15/16 (a)	1,425,000	1,371,562
Stoneridge, Inc.,
9.50%, 10/15/17 (a)	750,000	768,750
Tenneco, Inc.,
7.75%, 08/15/18	275,000	291,500
Tomkins LLC/Tomkins, Inc.,
9.00%, 10/01/18	630,000	698,513

Corporate Bonds (continued)

	Principal Amount	Market Value

Automotive (continued)
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.,
10.63%, 09/01/17 (a)	$425,000	$427,125
UCI International, Inc.,
8.63%, 02/15/19	1,100,000	1,067,000

		20,516,022

Building Materials 2.0%
American Standard Americas,
10.75%, 01/15/16 (a)(b)	100,000	59,500
Associated Materials LLC,
9.13%, 11/01/17	575,000	501,688
Building Materials Corp. of America
7.50%, 03/15/20 (a)	250,000	270,000
6.75%, 05/01/21 (a)	250,000	262,500
Interline Brands, Inc.,
7.00%, 11/15/18	725,000	750,375
Masonite International Corp.,
8.25%, 04/15/21 (a)	525,000	514,500
Norcraft Cos. LP,
10.50%, 12/15/15	1,450,000	1,352,125
Nortek, Inc.
10.00%, 12/01/18 (a)	475,000	450,062
8.50%, 04/15/21 (a)	1,000,000	845,000
Ply Gem Industries, Inc.,
8.25%, 02/15/18	700,000	609,875

		5,615,625

Chemicals 2.6%
Compass Minerals International, Inc.,
8.00%, 06/01/19	350,000	377,125
Ferro Corp.,
7.88%, 08/15/18	1,075,000	1,080,375
Hexion US Finance Corp.
8.88%, 02/01/18	1,200,000	1,125,000
9.00%, 11/15/20	425,000	350,625
Huntsman International LLC
5.50%, 06/30/16	450,000	441,000
8.63%, 03/15/21	575,000	609,500
Koppers, Inc.,
7.88%, 12/01/19	350,000	371,000
Momentive Performance Materials, Inc.,
9.00%, 01/15/21	750,000	570,000
Omnova Solutions, Inc.,
7.88%, 11/01/18	825,000	713,625
OXEA Finance & Cy SCA Reg S,
9.50%, 07/15/17 (a)	850,000	850,000
Solutia, Inc.,
7.88%, 03/15/20	650,000	706,875
Union Carbide Corp.,
7.88%, 04/01/23	225,000	269,902

		7,465,027

12	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Construction Machinery 0.9%
RSC Equipment Rental, Inc.
9.50%, 12/01/14	$345,000	$354,487
10.00%, 07/15/17 (a)	275,000	320,375
10.25%, 11/15/19	500,000	545,000
8.25%, 02/01/21	150,000	151,875
United Rentals North America, Inc.,
8.38%, 09/15/20	1,300,000	1,267,500

		2,639,237

Consumer Products 3.6%
Easton-Bell Sports, Inc.,
9.75%, 12/01/16	1,000,000	1,090,000
Jarden Corp.,
7.50%, 05/01/17	475,000	503,500
Libbey Glass, Inc.,
10.00%, 02/15/15	783,000	837,810
Prestige Brands, Inc.,
8.25%, 04/01/18	900,000	922,500
Sealy Mattress Co.
8.25%, 06/15/14	1,975,000	1,955,250
10.88%, 04/15/16 (a)	328,000	358,340
Simmons Bedding Co.,
11.25%, 07/15/15 (a)	1,275,000	1,316,438
Spectrum Brands Holdings, Inc.,
9.50%, 06/15/18 (a)	525,000	574,219
Spectrum Brands, Inc. PIK,
12.00%, 08/28/19	1,292,140	1,405,202
Visant Corp.,
10.00%, 10/01/17	1,650,000	1,509,750

		10,473,009

Energy 6.5%
ATP Oil & Gas Corp.,
11.88%, 05/01/15	1,200,000	789,000
Basic Energy Services, Inc.
7.13%, 04/15/16	950,000	952,375
7.75%, 02/15/19	100,000	100,750
Berry Petroleum Co.,
6.75%, 11/01/20	150,000	151,500
Carrizo Oil & Gas, Inc.,
8.63%, 10/15/18 (a)	575,000	577,875
CGGVeritas,
7.75%, 05/15/17	650,000	658,125
Chaparral Energy, Inc.,
9.88%, 10/01/20	1,175,000	1,269,000
CHC Helicopter SA,
9.25%, 10/15/20 (a)	975,000	877,500
Chesapeake Energy Corp.,
6.63%, 08/15/20	325,000	348,563
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19 (a)	675,000	702,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy (continued)
Cie Generale de Geophysique – Veritas,
6.50%, 06/01/21	$650,000	$630,500
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
10.88%, 04/01/17 (a)	475,000	532,000
Complete Production Services, Inc.,
8.00%, 12/15/16	675,000	702,000
Comstock Resources, Inc.,
7.75%, 04/01/19	600,000	570,000
Concho Resources, Inc.,
7.00%, 01/15/21	550,000	590,562
Copano Energy LLC/Copano Energy Finance Corp.,
7.13%, 04/01/21	325,000	328,250
Energy XXI Gulf Coast, Inc.
9.25%, 12/15/17	325,000	352,625
7.75%, 06/15/19	225,000	229,500
EXCO Resources, Inc.,
7.50%, 09/15/18	775,000	732,375
Forbes Energy Services Ltd.,
9.00%, 06/15/19	900,000	841,500
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (a)	100,000	99,250
8.63%, 04/15/20	725,000	786,625
7.75%, 02/01/21	475,000	494,000
Oasis Petroleum, Inc.,
6.50%, 11/01/21	800,000	794,000
PHI, Inc.,
8.63%, 10/15/18	850,000	852,125
Plains Exploration & Production Co.,
6.75%, 02/01/22	1,425,000	1,492,687
SESI LLC
6.38%, 05/01/19	275,000	279,813
7.13%, 12/15/21 (a)	825,000	866,250
SM Energy Co.,
6.50%, 11/15/21 (a)	275,000	283,250
W&T Offshore, Inc.,
8.50%, 06/15/19 (a)	875,000	905,625

		18,789,625

Entertainment 1.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 08/01/18	1,150,000	1,250,625
Cinemark USA, Inc.,
7.38%, 06/15/21	1,525,000	1,559,312
HRP Myrtle Beach Operations LLC,
0.00%, 04/01/12* (a)(b)(d)(e)	675,000	0
Regal Cinemas Corp.,
8.63%, 07/15/19	600,000	648,000

		3,457,937

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Financial Institutions 6.8%
Ally Financial, Inc.
6.25%, 12/01/17	$1,600,000	$1,543,360
8.00%, 03/15/20	4,050,000	4,151,250
7.50%, 09/15/20	350,000	353,500
8.00%, 11/01/31	550,000	530,750
CIT Group, Inc.,
7.00%, 05/02/17 (a)	7,125,000	7,116,094
International Lease Finance Corp.,
8.25%, 12/15/20	4,000,000	4,040,000
Nuveen Investments, Inc.,
10.50%, 11/15/15	1,975,000	1,960,187

		19,695,141

Food & Beverage 3.9%
ARAMARK Corp.,
8.50%, 02/01/15	1,325,000	1,358,125
ARAMARK Holdings Corp.,
8.63%, 05/01/16 (a)	800,000	824,000
B&G Foods, Inc.,
7.63%, 01/15/18	700,000	743,750
Dean Foods Co.
7.00%, 06/01/16	1,050,000	1,036,875
9.75%, 12/15/18	1,125,000	1,198,125
Del Monte Corp.,
7.63%, 02/15/19	1,000,000	960,000
Michael Foods, Inc.,
9.75%, 07/15/18	2,050,000	2,157,625
Pinnacle Foods Finance LLC
10.63%, 04/01/17	650,000	682,500
8.25%, 09/01/17	875,000	910,000
US Foodservice,
8.50%, 06/30/19 (a)	1,375,000	1,330,312

		11,201,312

Food & Staples Retailing 0.0%
Jitney-Jungle Stores of America, Inc., expired maturity,
10.38%, 09/15/07* (b)(e)(f)	100,000	0

Gaming 4.1%
American Casino & Entertainment Properties LLC,
11.00%, 06/15/14	863,000	878,103
Caesars Entertainment Operating Co., Inc.,
11.25%, 06/01/17	1,750,000	1,857,187
Great Canadian Gaming Corp.,
7.25%, 02/15/15 (a)	1,350,000	1,363,500
Jacobs Entertainment, Inc.,
9.75%, 06/15/14	1,225,000	1,133,125
MGM Mirage, Inc.
7.50%, 06/01/16	1,950,000	1,867,125
11.13%, 11/15/17	225,000	256,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Gaming (continued)
Peninsula Gaming LLC,
10.75%, 08/15/17	$1,400,000	$1,466,500
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (a)	1,000,000	1,040,000
7.80%, 10/01/20 (a)	900,000	877,311
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
8.63%, 04/15/16 (a)	975,000	999,375

		11,738,726

Healthcare 10.4%
Alere, Inc.
7.88%, 02/01/16	575,000	576,438
9.00%, 05/15/16	500,000	505,000
Bausch & Lomb, Inc.,
9.88%, 11/01/15	925,000	971,250
Biomet, Inc.,
11.63%, 10/15/17	2,325,000	2,522,625
CRC Health Corp.,
10.75%, 02/01/16 (b)	800,000	760,000
DJO Finance LLC/DJO Finance Corp.
9.75%, 10/15/17	275,000	213,812
7.75%, 04/15/18	550,000	422,125
Emergency Medical Services Corp.,
8.13%, 06/01/19	1,775,000	1,770,562
ExamWorks Group, Inc.,
9.00%, 07/15/19 (a)	500,000	452,500
Grifols, Inc.,
8.25%, 02/01/18	675,000	708,750
HCA Holdings, Inc.,
7.75%, 05/15/21	600,000	610,500
HCA, Inc.
7.50%, 02/15/22	6,275,000	6,416,188
7.50%, 11/06/33	650,000	562,250
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 05/15/19	1,000,000	872,500
inVentiv Health, Inc.,
10.00%, 08/15/18 (a)	700,000	640,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/01/19 (a)	950,000	997,500
Kinetic Concepts, Inc./KCI USA, Inc.,
10.50%, 11/01/18 (a)	875,000	857,500
Multiplan, Inc.,
9.88%, 09/01/18 (a)	1,675,000	1,742,000
Omnicare, Inc.,
7.75%, 06/01/20	1,175,000	1,261,656
United Surgical Partners International, Inc.,
9.25%, 05/01/17	1,300,000	1,306,500

14	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Healthcare (continued)
Universal Hospital Services, Inc.
4.12%, 06/01/15 (d)	$375,000	$338,438
8.50%, 06/01/15	1,300,000	1,313,000
Vanguard Health Holding LLC,
8.00%, 02/01/18	2,175,000	2,158,688
VWR Funding, Inc.,
Series B, 10.25%, 07/15/15	1,902,656	1,964,492

		29,944,774

Industrial—Other 3.4%
American Tire Distributors, Inc.,
9.75%, 06/01/17	650,000	669,500
Amsted Industries, Inc.,
8.13%, 03/15/18 (a)	625,000	662,500
Atkore International, Inc.,
9.88%, 01/01/18	275,000	263,312
Cleaver-Brooks, Inc.,
12.25%, 05/01/16 (a)	850,000	844,688
Dynacast International LLC/Dynacast Finance, Inc.,
9.25%, 07/15/19 (a)	600,000	564,000
General Cable Corp.,
7.13%, 04/01/17	1,150,000	1,147,125
Hillman Group, Inc.,
10.88%, 06/01/18	1,125,000	1,113,750
Knowledge Learning Corp.,
7.75%, 02/01/15 (a)	975,000	909,187
Maxim Crane Works LP,
12.25%, 04/15/15 (a)	575,000	517,500
Mueller Water Products, Inc.
7.38%, 06/01/17	625,000	568,750
8.75%, 09/01/20	675,000	733,219
RBS Global, Inc./Rexnord LLC,
8.50%, 05/01/18	1,200,000	1,272,000
Thermon Industries, Inc.,
9.50%, 05/01/17	550,000	592,625

		9,858,156

Lodging 1.0%
Host Hotels & Resorts LP,
Series Q, 6.75%, 06/01/16	2,675,000	2,748,562

Media—Cable 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	1,375,000	1,448,906
7.38%, 06/01/20	775,000	817,625
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
8.63%, 11/15/17 (a)	200,000	212,000
Insight Communications Co., Inc.,
9.38%, 07/15/18 (a)	200,000	228,500

		2,707,031

Corporate Bonds (continued)

	Principal Amount	Market Value

Media—Non-Cable 7.4%
AMC Networks, Inc.,
7.75%, 07/15/21 (a)	$925,000	$1,005,938
Clear Channel Communications, Inc.,
9.00%, 03/01/21	1,400,000	1,179,500
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17	125,000	134,375
Series B, 9.25%, 12/15/17	750,000	810,000
Crown Media Holdings, Inc.,
10.50%, 07/15/19	1,100,000	1,157,750
Cumulus Media, Inc.,
7.75%, 05/01/19 (a)	1,025,000	909,687
Entercom Radio LLC,
10.50%, 12/01/19 (a)	1,025,000	1,025,000
Entravision Communications Corp.,
8.75%, 08/01/17	1,000,000	980,000
Fox Acquisition Sub LLC,
13.38%, 07/15/16 (a)	1,150,000	1,254,938
Houghton Mifflin Harcourt Publishing Co.,
10.50%, 06/01/19 (a)	450,000	274,500
Idearc Litigation Trusts,
8.00%, 11/15/16* (b)	1,375,000	13,750
Intelsat Jackson Holdings SA
11.25%, 06/15/16	2,400,000	2,521,500
7.25%, 04/01/19 (a)	550,000	558,250
8.50%, 11/01/19	750,000	795,000
7.50%, 04/01/21 (a)	350,000	353,937
Intelsat Luxembourg SA,
11.50%, 02/04/17	500,000	482,500
Lamar Media Corp., Series C,
6.63%, 08/15/15	375,000	381,562
MDC Partners, Inc.
11.00%, 11/01/16	1,225,000	1,310,750
11.00%, 11/01/16 (a)	150,000	159,000
Nexstar Broadcasting, Inc.
7.00%, 01/15/14	450,000	439,313
Series 1, 7.00%, 01/15/14	923,695	901,757
Nielsen Finance LLC/Nielsen Finance Co.,
7.75%, 10/15/18	275,000	297,000
ProQuest LLC/ProQuest Notes Co.,
9.00%, 10/15/18 (a)	750,000	607,500
SGS International, Inc.,
12.00%, 12/15/13	1,393,000	1,399,965
SSI Invest II,
11.13%, 06/01/18	1,325,000	1,401,188
XM Satellite Radio, Inc.,
7.63%, 11/01/18 (a)	925,000	971,250

		21,325,910

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining 0.0%†
Aleris International, Inc.
9.00%, 12/15/14* (b)(e)(f)	$600,000	$60
10.00%, 12/15/16* (b)(e)(f)	475,000	0

		60

Packaging 3.7%
Ardagh Packaging Finance PLC,
9.13%, 10/15/20 (a)	775,000	767,250
Berry Plastics Corp.,
9.50%, 05/15/18	500,000	502,500
BWAY Holding Co.,
10.00%, 06/15/18	625,000	665,625
BWAY Parent Co., Inc.,
10.13%, 11/01/15	890,638	863,919
Greif, Inc.,
7.75%, 08/01/19	700,000	756,000
Packaging Dynamics Corp.,		950,000
8.75%, 02/01/16(a)	950,000
Reynolds Group Issuer, Inc.
9.25%, 05/15/18 (a)	1,400,000	1,340,500
7.13%, 04/15/19 (a)	600,000	610,500
9.00%, 04/15/19 (a)	150,000	142,500
8.25%, 02/15/21 (a)	1,650,000	1,460,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
7.88%, 08/15/19 (a)	900,000	940,500
Sealed Air Corp.,
8.38%, 09/15/21 (a)	1,550,000	1,712,750

		10,712,294

Paper 0.3%
Cascades, Inc.,
7.88%, 01/15/20	275,000	266,750
Clearwater Paper Corp.
10.63%, 06/15/16	225,000	250,875
7.13%, 11/01/18	100,000	104,000
Longview Fibre Paper & Packaging, Inc.,
8.00%, 06/01/16 (a)	225,000	225,000

		846,625

Restaurants 1.4%
DineEquity, Inc.,
9.50%, 10/30/18	1,525,000	1,637,469
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 01/15/20 (a)	1,400,000	1,407,000
Seminole Hard Rock Entertainment, Inc.,
3.05%, 03/15/14 (a)(d)	1,025,000	958,375

		4,002,844

Corporate Bonds (continued)

	Principal Amount	Market Value

Retailers 3.2%
Academy Ltd./Academy Finance Corp.,
9.25%, 08/01/19(a)	$950,000	$938,125
Express LLC,
8.75%, 03/01/18	175,000	189,438
Gymboree Corp.,
9.13%, 12/01/18	1,100,000	962,500
JC Penney Corp., Inc.,
7.40%, 04/01/37	225,000	209,250
Michaels Stores, Inc.,
7.75%, 11/01/18	850,000	858,500
Needle Merger Sub Corp.,
8.13%, 03/15/19 (a)	1,800,000	1,714,500
Petco Animal Supplies, Inc.,
9.25%, 12/01/18 (a)	1,400,000	1,501,500
Sally Holdings LLC/Sally Capital, Inc.,
6.88%, 11/15/19 (a)	575,000	600,875
Yankee Acquisition Corp., Series B,
9.75%, 02/15/17	1,575,000	1,535,625
YCC Holdings LLC/Yankee Finance, Inc.,
10.25%, 02/15/16	750,000	656,250

		9,166,563

Services 1.3%
Garda World Security Corp.,
9.75%, 03/15/17 (a)	1,150,000	1,161,500
Reliance Intermediate Holdings LP,
9.50%, 12/15/19 (a)	500,000	530,000
West Corp.
11.00%, 10/15/16	1,000,000	1,052,500
8.63%, 10/01/18	125,000	126,250
7.88%, 01/15/19	875,000	868,438

		3,738,688

Technology 11.4%
Advanced Micro Devices, Inc.
8.13%, 12/15/17	950,000	985,625
7.75%, 08/01/20	450,000	462,375
Allen Systems Group, Inc.,
10.50%, 11/15/16 (a)	1,175,000	1,022,250
Aspect Software, Inc.,
10.63%, 05/15/17	1,100,000	1,141,250
Audatex North America, Inc.,
6.75%, 06/15/18 (a)	825,000	833,250
CDW LLC/CDW Finance Corp.
12.54%, 10/12/17	450,000	452,250
8.50%, 04/01/19	1,825,000	1,838,688
Ceridian Corp.,
11.25%, 11/15/15	150,000	117,000
CommScope, Inc.,
8.25%, 01/15/19 (a)	1,225,000	1,225,000
Compucom Systems, Inc.,
12.50%, 10/01/15 (a)	1,450,000	1,479,000

16	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
CoreLogic, Inc.,
7.25%, 06/01/21 (a)	$1,200,000	$1,149,000
Eagle Parent, Inc.,
8.63%, 05/01/19 (a)	1,075,000	1,026,625
Emdeon, Inc.,
11.00%, 12/31/19 (a)	500,000	523,125
Fidelity National Information Services, Inc.
7.63%, 07/15/17 (a)	775,000	835,062
7.88%, 07/15/20	100,000	108,000
First Data Corp.
8.25%, 01/15/21 (a)	200,000	179,000
8.75%, 01/15/22 (a)	1,050,000	903,000
Freescale Semiconductor, Inc.
9.25%, 04/15/18 (a)	950,000	1,015,313
10.75%, 08/01/20	670,000	698,475
GXS Worldwide, Inc.,
9.75%, 06/15/15	1,250,000	1,156,250
iGate Corp.,
9.00%, 05/01/16 (a)	1,150,000	1,187,375
Interactive Data Corp.,
10.25%, 08/01/18	875,000	949,375
Iron Mountain, Inc.,
7.75%, 10/01/19	550,000	580,937
Kemet Corp.,
10.50%, 05/01/18	900,000	951,750
Lawson Software, Inc.,
11.50%, 07/15/18 (a)	800,000	776,000
Lender Processing Services, Inc.,
8.13%, 07/01/16	1,175,000	1,154,438
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
10.50%, 04/15/18	800,000	832,000
Seagate HDD Cayman,
7.00%, 11/01/21 (a)	300,000	307,500
Seagate Technology HDD Holdings
7.75%, 12/15/18 (a)	450,000	478,688
6.88%, 05/01/20	925,000	950,437
Serena Software, Inc.,
10.38%, 03/15/16	900,000	922,500
Sitel LLC/Sitel Finance Corp.,
11.50%, 04/01/18	1,225,000	903,437
Spansion LLC,
7.88%, 11/15/17	950,000	864,500
Stream Global Services, Inc.,
11.25%, 10/01/14	900,000	913,500
SunGard Data Systems, Inc.
10.63%, 05/15/15	850,000	905,250
7.38%, 11/15/18	225,000	230,344
7.63%, 11/15/20	675,000	693,562
Syniverse Holdings, Inc.,
9.13%, 01/15/19	1,125,000	1,186,875

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
TransUnion LLC/TransUnion Financing Corp.,
11.38%, 06/15/18	$875,000	$999,688

		32,938,694

Transportation 0.9%
Avis Budget Car Rental LLC
9.63%, 03/15/18	600,000	621,000
8.25%, 01/15/19	550,000	545,875
Hertz Corp. (The)
8.88%, 01/01/14	64,000	64,320
7.50%, 10/15/18	775,000	809,875
6.75%, 04/15/19	525,000	526,313

		2,567,383

Utility—Electric 1.2%
Edison Mission Energy
7.75%, 06/15/16	325,000	237,250
7.00%, 05/15/17	125,000	81,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	425,000	448,375
FPL Energy National Wind Portfolio LLC,
6.13%, 03/25/19 (a)(b)	219,015	215,312
NRG Energy, Inc.
7.63%, 05/15/19 (a)	1,250,000	1,225,000
8.25%, 09/01/20	275,000	276,375
7.88%, 05/15/21 (a)	600,000	585,000
Texas Competitive Electric Holdings Co. LLC
Series A, 10.25%, 11/01/15	625,000	221,875
11.50%, 10/01/20 (a)	175,000	148,531

		3,438,968

Utility—Natural Gas 2.9%
Crosstex Energy LP,
8.88%, 02/15/18	1,325,000	1,447,562
Energy Transfer Equity LP,
7.50%, 10/15/20	2,100,000	2,294,250
Ferrellgas LP/Ferrellgas Finance Corp.,
6.50%, 05/01/21	300,000	264,000
Holly Energy Partners LP,
6.25%, 03/01/15	750,000	755,625
Inergy LP/Inergy Finance Corp.
7.00%, 10/01/18	1,125,000	1,141,875
6.88%, 08/01/21	150,000	150,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.25%, 06/15/22	1,275,000	1,332,375
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.38%, 06/01/16	225,000	247,500

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Utility—Natural Gas (continued)
Southern Star Central Corp.,
6.75%, 03/01/16	$600,000	$610,500

		8,244,437

Wireless Communications 3.3%
Digicel Group Ltd.
9.13%, 01/15/15 (a)	903,767	885,692
8.25%, 09/01/17 (a)	1,450,000	1,457,250
10.50%, 04/15/18 (a)	325,000	326,625
MetroPCS Wireless, Inc.
7.88%, 09/01/18	825,000	836,344
6.63%, 11/15/20	1,225,000	1,142,312
Sprint Capital Corp.
6.90%, 05/01/19	2,750,000	2,261,875
6.88%, 11/15/28	1,500,000	1,070,625
Sprint Nextel Corp.
9.00%, 11/15/18 (a)	1,150,000	1,207,500
11.50%, 11/15/21 (a)	300,000	297,000

		9,485,223

Wireline Communications 0.8%
Level 3 Escrow, Inc.,
8.13%, 07/01/19 (a)	725,000	714,125
tw telecom holdings, inc.,
8.00%, 03/01/18	100,000	106,500
Windstream Corp.,
8.13%, 09/01/18	1,375,000	1,472,968

		2,293,593

Total Corporate Bonds (cost $270,572,467)		269,023,701

Common Stock 0.1%

	Shares	Market Value

Automotive 0.1%
General Motors Co. *	10,097	$204,666

Total Common Stock (cost $289,621)		204,666

Preferred Stock 0.2%
Financial Institutions 0.2%
Ally Financial, Inc.,
7.00%(a)	678	486,020

Total Preferred Stock (cost $328,381)		486,020

Warrants 0.0%†

	Number of Warrants	Market Value

Automotive 0.0%†
General Motors Co., expiring 07/10/19*	9,179	$71,780
General Motors Co., expiring 07/10/16*	9,179	107,670

Total Warrants (cost $328,652)		179,450

Mutual Fund 4.6%

	Shares	Market Value

Money Market Fund 4.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (g)	13,232,292	$13,232,292

Total Mutual Fund (cost $13,232,292)		13,232,292

Total Investments (cost $284,751,413) (h) — 98.3%		283,126,129

Other assets in excess of liabilities — 1.7%		4,866,263

NET ASSETS — 100.0%		$287,992,392

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $86,987,004 which represents 30.20% of net assets.

(b)	Illiquid security.

(c)	Restricted security.

(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(e)	Security in default.

(f)	Fair Valued Security.

(g)	Represents 7-day effective yield as of December 31, 2011.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

PIK	Paid In Kind

Reg	S Regulation S

SA	Stock Company

SCA	Limited partnership with share capital

18	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

Federated NVIT High Income Bond Fund
Assets:
Investments, at value (cost $284,751,413)	$283,126,129
Cash	86,720
Interest and dividends receivable	5,251,004
Receivable for capital shares issued	284,696
Prepaid expenses	730

Total Assets	288,749,279

Liabilities:
Payable for capital shares redeemed	503,454
Accrued expenses and other payables:
Investment advisory fees	161,409
Fund administration fees	12,303
Administrative servicing fees	38,730
Accounting and transfer agent fees	5,721
Trustee fees	2,296
Custodian fees	1,898
Compliance program costs (Note 3)	481
Professional fees	17,354
Printing fees	9,682
Other	3,559

Total Liabilities	756,887

Net Assets	$287,992,392

Represented by:
Capital	$300,879,048
Accumulated undistributed net investment income	1,259,646
Accumulated net realized losses from investment transactions	(12,521,018)
Net unrealized appreciation/(depreciation) from investments	(1,625,284)

Net Assets	$287,992,392

Net Assets:
Class I Shares	$63,005,092
Class III Shares	224,987,300

Total	$287,992,392

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	9,637,284
Class III Shares	34,442,974

Total	44,080,258

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.54
Class III Shares	$6.53

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Statement of Operations

For the Year Ended December 31, 2011

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$22,398,320
Dividend income	62,139
Other income	374

Total Income	22,460,833

EXPENSES:
Investment advisory fees	1,767,967
Fund administration fees	138,579
Administrative servicing fees Class I Shares	105,092
Administrative servicing fees Class III Shares	289,126
Professional fees	36,054
Printing fees	16,949
Trustee fees	7,539
Custodian fees	10,976
Accounting and transfer agent fees	28,271
Compliance program costs (Note 3)	959
Other	7,742

Total expenses before earnings credit	2,409,254

Earnings credit (Note 5)	(455)

Net Expenses	2,408,799

NET INVESTMENT INCOME	20,052,034

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,583,340
Net change in unrealized appreciation/(depreciation) from investments	(14,726,796)

Net realized/unrealized losses from investments	(8,143,456)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,908,578

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$20,052,034	$21,897,521
Net realized gains/(losses) from investment transactions	6,583,340	(3,062,176)
Net change in unrealized appreciation/(depreciation) from investments	(14,726,796)	11,887,128

Change in net assets resulting from operations	11,908,578	30,722,473

Distributions to Shareholders From:
Net investment income:
Class I	(5,773,851)	(6,744,727)
Class III	(14,358,317)	(15,424,993)

Change in net assets from shareholder distributions	(20,132,168)	(22,169,720)

Change in net assets from capital transactions	(4,060,358)	(5,508,038)

Change in net assets	(12,283,948)	3,044,715

Net Assets:
Beginning of year	300,276,340	297,231,625

End of year	$287,992,392	$300,276,340

Accumulated undistributed net investment income at end of year	$1,259,646	$922,228

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,334,286	$13,164,647
Dividends reinvested	5,773,851	6,744,727
Cost of shares redeemed	(26,726,201)	(28,901,177)

Total Class I	(10,618,064)	(8,991,803)

Class III Shares
Proceeds from shares issued	157,934,874	207,702,512
Dividends reinvested	14,358,317	15,424,993
Cost of shares redeemed	(165,735,485)	(219,643,740)

Total Class III	6,557,706	3,483,765

Change in net assets from capital transactions	$(4,060,358)	$(5,508,038)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,527,098	1,909,682
Reinvested	864,900	1,002,654
Redeemed	(3,942,470)	(4,247,468)

Total Class I Shares	(1,550,472)	(1,335,132)

Class III Shares
Issued	23,934,431	30,643,995
Reinvested	2,146,841	2,286,533
Redeemed	(24,315,813)	(32,836,349)

Total Class III Shares	1,765,459	94,179

Total change in shares	214,987	(1,240,953)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2011(c)	$6.85	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.54	3.82%		$63,005,092	0.92%	7.69%	0.92%	63.88%
Year Ended December 31, 2010(c)	$6.60	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.85	13.15%		$76,634,315	0.92%	8.41%	0.92%	80.77%
Year Ended December 31, 2009(c)	$4.98	0.58	1.61	2.19	(0.57)	(0.57)	–	$6.60	46.00%		$82,596,487	0.94%	9.89%	0.94%	34.23%
Year Ended December 31, 2008	$7.64	0.62	(2.66)	(2.04)	(0.62)	(0.62)	–	$4.98	(28.13%	)	$65,854,240	0.90%	8.80%	0.90%	30.09%
Year Ended December 31, 2007	$7.98	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.64	3.13%		$121,100,406	0.95%	7.24%	0.95%	42.02%

Class III Shares
Year Ended December 31, 2011(c)	$6.84	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.53	3.81%		$224,987,300	0.92%	7.61%	0.92%	63.88%
Year Ended December 31, 2010(c)	$6.59	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.84	13.16%		$223,642,025	0.92%	8.32%	0.92%	80.77%
Year Ended December 31, 2009(c)	$4.97	0.57	1.62	2.19	(0.57)	(0.57)	–	$6.59	46.08%		$214,635,138	0.94%	9.64%	0.94%	34.23%
Year Ended December 31, 2008	$7.63	0.62	(2.67)	(2.05)	(0.61)	(0.61)	–	$4.97	(28.24%	)	$91,486,642	1.04%	8.61%	1.04%	30.09%
Year Ended December 31, 2007	$7.97	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.63	3.17%		$110,021,994	0.91%	7.28%	0.91%	42.02%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

24	Annual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stock*	$204,666	$—	$—	$204,666
Corporate Bonds
Aerospace/Defense	—	3,412,235	—	3,412,235
Automotive	—	20,516,022	—	20,516,022
Building Materials	—	5,615,625	—	5,615,625
Chemicals	—	7,465,027	—	7,465,027
Construction Machinery	—	2,639,237	—	2,639,237
Consumer Products	—	10,473,009	—	10,473,009
Energy	—	18,789,625	—	18,789,625
Entertainment	—	3,457,937	—	3,457,937
Financial Institutions	—	19,695,141	—	19,695,141
Food & Beverage	—	11,201,312	—	11,201,312
Food & Staples Retailing	—	—	—	—
Gaming	—	11,738,726	—	11,738,726
Healthcare	—	29,944,774	—	29,944,774
Industrial—Other	—	9,858,156	—	9,858,156
Lodging	—	2,748,562	—	2,748,562
Media—Cable	—	2,707,031	—	2,707,031
Media—Non-Cable	—	21,325,910	—	21,325,910
Metals & Mining	—	—	60	60
Packaging	—	10,712,294	—	10,712,294
Paper	—	846,625	—	846,625
Restaurants	—	4,002,844	—	4,002,844
Retailers	—	9,166,563	—	9,166,563
Services	—	3,738,688	—	3,738,688
Technology	—	32,938,694	—	32,938,694
Transportation	—	2,567,383	—	2,567,383
Utility—Electric	—	3,438,968	—	3,438,968
Utility—Natural Gas	—	8,244,437	—	8,244,437
Wireless Communications	—	9,485,223	—	9,485,223
Wireline Communications	—	2,293,593	—	2,293,593
Total Corporate Bonds	$—	$269,023,641	$60	$269,023,701
Mutual Fund	13,232,292	—	—	13,232,292
Preferred Stock*	—	486,020	—	486,020
Warrants*	179,450	—	—	179,450
Total	$13,616,408	$269,509,661	$60	$283,126,129
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of 12/31/10	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	(151,560)	(1,176,695)	(1,328,255)
Change in Unrealized Appreciation/(Depreciation)	155,470	1,174,735	1,330,205
Purchases*	—	—	—
Sales	(3,910)	(1,872)	(5,782)
Transfers Into Level 3	—	3,892	3,892
Transfers Out of Level 3	—	—	—
Balance as of 12/31/11	$—	$60	$60
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$(3,832)	$(3,832)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 investments presented above includes corporate bond investments, valued at $3,892 as of December 31, 2010, that were transferred from Level 2 to Level 3 during the year ended December 31, 2011. These transfers occurred because the investments were no longer valued on a daily basis by the Fund’s pricing vendor once the bonds entered into default status. The corporate bond investments are currently being fair valued daily by the Fund under procedures approved by the Board of Trustees. As of December 31, 2011, the investments are valued at an aggregate value of $60.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Restricted Securities

At December 31, 2011, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at December 31, 2011 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Motors Liquidation Co.	7.40%	9/1/2025	2,500,000	4/21/2011	$—	$31,250	0.01%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	575,000	3/23/2006	575,000	—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	100,000	10/29/2007	99,170	—	0.00%
Total					$674,170	$31,250	0.01%

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

26	Annual Report 2011

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to prior year adjustments for defaulted bonds and current year defaulted bond adjustments for securities sold. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

realized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $959.

28	Annual Report 2011

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class III shares of the Fund.

For the year ended December 31, 2011, NFS received $394,218 in Administrative Services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $208,599.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $855,679.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $162,789,190 and sales of $178,387,768 (excluding short-term securities).

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

7.  Portfolio Investment Risks

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

8.   Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$20,132,168	$—	$20,132,168	$—	$20,132,168

Amounts designated as “—” are zero or have been rounded to zero.

30	Annual Report 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$22,169,720	$—	$22,169,720	$—	$22,169,720

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$1,275,717	$—	$1,275,717	$—	$(12,280,836)	$(1,881,537)	$(12,886,656)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales, capital loss carry over and defaulted bonds income accrual.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$284,991,595	$7,584,688	$(9,450,154)	$(1,865,466)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$1,858,535	2016
$7,796,496	2017
$2,625,805	2018

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $4,182,098 to offset capital gains.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Federated NVIT High Income Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Federated NVIT High Income Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

32	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

34	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	35

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36	Annual Report 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

9	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Report of Independent Registered Public Accounting Firm

23	Supplemental Information

24	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MCO (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Neuberger Berman NVIT Multi Cap

Opportunities Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the Neuberger Berman NVIT Multi Cap Opportunities Fund (Class II at NAV) registered -11.66% versus 0.39% for its benchmark, the Russell 1000® Value Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Core Funds (consisting of 226 funds as of December 31, 2011) was -2.39% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Financials, one of the weakest segments of the market for 2011 on an absolute basis, had a positive impact on relative Fund performance due to the Fund’s underweight allocation in financials versus the benchmark.

Fund holding Shire plc, a biopharmaceutical company, was the top contributor to relative Fund performance during the reporting period, followed by Moody’s Corp. and Pfizer Inc. Shire benefited from solid earnings and better-than-expected revenue during the reporting period. The company’s outperformance was driven by strength in both its core ADHD (attention deficit hyperactivity disorder) franchise and newer biotechnology products.

Moody’s rose during the first half of the reporting period and then dropped in the third quarter of 2011 when the European debt crisis caused the supply of investment-grade and high-yield debt issuances to dwindle. Yet, once bond issuances appeared to have hit bottom in August, the company changed course and rose throughout the end of the reporting period as the overall economic environment improved and debt issuances increased.

Pfizer, a global research-based pharmaceutical company, posted a solid return for the reporting period, gaining the most ground in the fourth quarter of 2011 when the company achieved earnings that beat expectations and raised its guidance for 2011. A few weeks later, one of Pfizer’s major pipeline drugs was granted a priority review from the FDA, and the long-awaited launch of the generic equivalent of Pfizer’s Lipitor drug arrived, which removed a key concern and brought the focus back to Pfizer’s robust slate of new products. Finally, the company announced a 10% dividend increase and upped its share buyback by $10 billion. Both events were largely expected, but nonetheless viewed positively by investors.

What areas of investment detracted from Fund performance?

The energy, consumer discretionary and materials sectors were the most significant detractors from relative Fund performance for the reporting period. While the Fund’s limited exposure to the financials sector was a positive factor, in terms of individual holdings, the three worst-detracting holdings on a relative basis were all financial companies.

Diversified financial services company Bank of America Corp. was the largest individual detractor from Fund performance for the reporting period. Financials as a whole were pressured during the reporting period due to regulatory uncertainty as well as to their exposure to European sovereign debt and the tumultuous capital markets. Although the sector in general recovered some of its losses in the fourth quarter of 2011, Bank of America declined further as legal issues related to its mortgage business continued to make headlines.

The Goldman Sachs Group, Inc., a global investment banking, brokerage and investment management company, also declined during the reporting period due to concerns about the company’s exposure to the European debt market and proposed regulatory changes that could potentially require the company and its peers to raise additional capital. The Fund’s significant weighting in this stock combined with the stock’s underperformance versus other areas of the market made this one of the largest relative detractors from Fund performance during the reporting period.

In addition, diversified financial services company Citgroup Inc. hurt relative Fund performance. Similar to Bank of America and The Goldman Sachs Group, Citigroup experienced a significant decline in 2011 along with its banking peers due to increased regulatory scrutiny by the U.S. government and the debt crisis in Europe, which many observers feared could spread throughout the global banking industry.

Subadviser:

Neuberger Berman Management LLC

Portfolio Manager:

Eli M. Salzmann

4	Annual Report 2011

Fund Performance	Neuberger Berman NVIT Multi Cap Opportunities Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(11.62)%	(3.75)%
Class II	(11.66)%	(3.94)%

1	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

2	Since inception date of March 25, 2008.

Expense Ratios

Expense Ratio*
Class I	0.88%
Class II	0.98%

*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

2011 Annual Report	5

Fund Performance (Continued)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Neuberger Berman NVIT Multi Cap Opportunities Fund since inception versus performance of the Russell 1000® Value Index(a) and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

6	Annual Report 2011

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	848.00	3.87	0.83
	Hypothetical	[b]	1,000.00	1,021.02	4.23	0.83
Class II Shares	Actual		1,000.00	848.60	4.33	0.93
	Hypothetical	[b]	1,000.00	1,020.52	4.74	0.93

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2011 Annual Report	7

Portfolio Summary	Neuberger Berman NVIT Multi Cap Opportunities Fund

December 31, 2011

Asset Allocation
Common Stocks	95.8%
Mutual Fund	4.9%
Exchange Traded Fund	0.5%
Liabilities in excess of other assets	(1.2%)

100.0%

Top Industries †
Pharmaceuticals	9.9%
Oil, Gas & Consumable Fuels	9.3%
Commercial Banks	7.1%
Diversified Financial Services	6.9%
Capital Markets	5.6%
Diversified Telecommunication Services	4.7%
Software	4.2%
Insurance	3.9%
Semiconductors & Semiconductor Equipment	3.7%
Media	3.5%
Other Industries	41.2%

100.0%

Top Holdings†
Fidelity Institutional Money Market Fund—Institutional	4.9%
Class
Pfizer, Inc.	4.5%
Wells Fargo & Co.	3.4%
AT&T, Inc.	2.9%
Chevron Corp.	2.9%
Exxon Mobil Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Goldman Sachs Group, Inc. (The)	2.7%
Intel Corp.	2.5%
Johnson & Johnson	2.5%
Other Holdings	68.0%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

8	Annual Report 2011

Statement of Investments

December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 95.8%

	Shares	Market Value

Aerospace & Defense 0.9%
Boeing Co. (The)	17,501	$1,283,698
Rockwell Collins, Inc.	9,545	528,507

		1,812,205

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	22,732	1,663,755

Automobiles 0.4%
Ford Motor Co.*	82,693	889,777

Biotechnology 1.0%
Amgen, Inc.	30,660	1,968,679

Capital Markets 5.7%
Bank of New York Mellon Corp.
(The)	69,478	1,383,307
Goldman Sachs Group, Inc. (The)	61,136	5,528,528
Invesco Ltd.	50,973	1,024,047
Morgan Stanley	75,305	1,139,365
State Street Corp.	56,280	2,268,647

		11,343,894

Chemicals 2.0%
Monsanto Co.	57,019	3,995,321

Commercial Banks 7.2%
Fifth Third Bancorp	76,072	967,636
KeyCorp	64,619	496,920
PNC Financial Services Group, Inc.	21,945	1,265,568
U.S. Bancorp	116,309	3,146,159
Wells Fargo & Co.	248,206	6,840,557
Zions Bancorporation	92,980	1,513,714

		14,230,554

Communications Equipment 2.0%
Cisco Systems, Inc.	216,476	3,913,886

Computers & Peripherals 0.7%
SanDisk Corp.*	26,477	1,302,933

Diversified Financial Services 7.0%
Bank of America Corp.	533,127	2,964,186
Citigroup, Inc.	145,707	3,833,551
JPMorgan Chase & Co.	167,439	5,567,347
Moody’s Corp.	44,083	1,484,715

		13,849,799

Diversified Telecommunication Services 4.8%
AT&T, Inc.	196,689	5,947,876
Verizon Communications, Inc.	89,302	3,582,796

		9,530,672

Common Stocks (continued)

	Shares	Market Value

Electric Utilities 1.2%
Exelon Corp.	55,482	$2,406,254

Energy Equipment & Services 3.1%
Cameron International Corp.*	44,229	2,175,624
Halliburton Co.	29,056	1,002,723
National Oilwell Varco, Inc.	14,283	971,101
Schlumberger Ltd.	30,771	2,101,967

		6,251,415

Food & Staples Retailing 2.8%
Kroger Co. (The)	138,973	3,365,926
Wal-Mart Stores, Inc.	38,640	2,309,126

		5,675,052

Health Care Equipment & Supplies 2.5%
Medtronic, Inc.	79,849	3,054,224
Zimmer Holdings, Inc.*	35,496	1,896,197

		4,950,421

Health Care Providers & Services 1.3%
Aetna, Inc.	62,654	2,643,372

Hotels, Restaurants & Leisure 2.3%
Carnival Corp.	74,433	2,429,493
Las Vegas Sands Corp.*	52,441	2,240,804

		4,670,297

Household Products 2.2%
Colgate-Palmolive Co.	21,960	2,028,885
Kimberly-Clark Corp.	31,179	2,293,527

		4,322,412

Industrial Conglomerates 1.9%
General Electric Co.	207,526	3,716,791

Insurance 4.0%
Aflac, Inc.	41,399	1,790,921
Berkshire Hathaway, Inc., Class B*	20,771	1,584,827
Marsh & McLennan Cos., Inc.	18,703	591,389
MetLife, Inc.	34,226	1,067,167
Reinsurance Group of America, Inc.	30,110	1,573,247
Travelers Cos., Inc. (The)	22,186	1,312,746

		7,920,297

Internet Software & Services 2.1%
Google, Inc., Class A*	6,611	4,270,045

Machinery 1.5%
Cummins, Inc.	18,760	1,651,255
Joy Global, Inc.	18,636	1,397,141

		3,048,396

2011 Annual Report	9

Statement of Investments (Continued)

December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media 3.5%
Comcast Corp., Class A	69,645	$1,651,283
News Corp., Class B	154,675	2,811,992
Time Warner, Inc.	69,865	2,524,921

		6,988,196

Metals & Mining 3.2%
Barrick Gold Corp.	18,577	840,609
Freeport-McMoRan Copper & Gold, Inc.	75,594	2,781,103
Newmont Mining Corp.	45,536	2,732,616

		6,354,328

Multiline Retail 1.6%
Target Corp.	63,776	3,266,607

Multi-Utilities 1.3%
Dominion Resources, Inc.	8,894	472,094
Sempra Energy	36,958	2,032,690

		2,504,784

Oil, Gas & Consumable Fuels 9.4%
Anadarko Petroleum Corp.	13,905	1,061,369
Apache Corp.	11,093	1,004,804
Chevron Corp.	54,743	5,824,655
Exxon Mobil Corp.	68,483	5,804,619
Occidental Petroleum Corp.	12,890	1,207,793
Range Resources Corp.	59,772	3,702,278

		18,605,518

Pharmaceuticals 10.1%
Bristol-Myers Squibb Co.	51,105	1,800,940
Eli Lilly & Co.	47,688	1,981,913
Johnson & Johnson	76,782	5,035,364
Merck & Co., Inc.	52,913	1,994,820
Pfizer, Inc.	425,041	9,197,887

		20,010,924

Semiconductors & Semiconductor Equipment 3.8%
Cymer, Inc.*	25,088	1,248,379
Intel Corp.	209,835	5,088,499
KLA-Tencor Corp.	24,815	1,197,323

		7,534,201

Software 4.2%
Activision Blizzard, Inc.	134,815	1,660,921
Microsoft Corp.	136,099	3,533,130
Oracle Corp.	77,302	1,982,796
Symantec Corp.*	75,382	1,179,728

		8,356,575

Common Stocks (continued)

	Shares	Market Value

Tobacco 0.7%
Philip Morris International, Inc.	16,694	1,310,145

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A	19,652	$1,179,317

Total Common Stocks (cost $192,158,873)		190,486,822

Exchange Traded Fund 0.5%
Equity 0.5%
ProShares UltraShort S&P500*	46,163	889,099

Total Exchange Traded Fund (cost $964,765)		889,099

Mutual Fund 4.9%
Money Market Fund 4.9%
Fidelity Institutional Money Market Fund—Institutional Class, 0.23% (a)	9,808,534	9,808,534

Total Mutual Fund (cost $9,808,534)		9,808,534

Total Investments (cost $202,932,172) (b)—101.2%		201,184,455

Liabilities in excess of other assets—(1.2%)		(2,417,621)

NET ASSETS—100.0%		$198,766,834

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of December 31, 2011.
(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

10	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investments, at value (cost $202,932,172)	$201,184,455
Dividends receivable	180,349
Receivable for investments sold	742,559
Receivable for capital shares issued	49,765
Reclaims receivable	5,746
Prepaid expenses	536

Total Assets	202,163,410

Liabilities:
Payable for investments purchased	2,982,162
Payable for capital shares redeemed	238,350
Cash overdraft (Note 2)	393
Accrued expenses and other payables:
Investment advisory fees	102,473
Fund administration fees	10,715
Distribution fees	5,050
Administrative servicing fees	20,512
Accounting and transfer agent fees	158
Trustee fees	1,939
Custodian fees	1,136
Compliance program costs (Note 3)	195
Professional fees	12,317
Printing fees	11,537
Other	9,639

Total Liabilities	3,396,576

Net Assets	$198,766,834

Represented by:
Capital	$187,350,543
Accumulated undistributed net investment income	58,944
Accumulated net realized gains from investment and foreign currency transactions	13,105,064
Net unrealized appreciation/(depreciation) from investments	(1,747,717)

Net Assets	$198,766,834

Net Assets:
Class I Shares	$175,068,378
Class II Shares	23,698,456

Total	$198,766,834

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	22,468,334
Class II Shares	3,062,865

Total	25,531,199

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.79
Class II Shares	$7.74

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Operations

For the Year Ended December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$3,390,650
Other income	381
Foreign tax withholding	(30,320)

Total Income	3,360,711

EXPENSES:
Investment advisory fees	1,414,077
Fund administration fees	132,435
Distribution fees Class II Shares	59,529
Administrative servicing fees Class I Shares	317,804
Professional fees	23,198
Printing fees	7,312
Trustee fees	5,364
Custodian fees	9,117
Accounting and transfer agent fees	1,941
Compliance program costs (Note 3)	177
Other	7,383

Total expenses before earnings credit	1,978,337

Earnings credit (Note 4)	(8)

Net Expenses	1,978,329

NET INVESTMENT INCOME	1,382,382

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	13,397,122
Net realized losses from foreign currency transactions (Note 2)	(626)

Net realized gains from investment and foreign currency transactions	13,396,496

Net change in unrealized appreciation/(depreciation) from investments	(42,015,830)

Net realized/unrealized losses from investments and foreign currency transactions	(28,619,334)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,236,952)

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$1,382,382	$519,843
Net realized gains from investment and foreign currency transactions	13,396,496	19,067,021
Net change in unrealized appreciation/(depreciation) from investments	(42,015,830)	15,193,171

Change in net assets resulting from operations	(27,236,952)	34,780,035

Distributions to Shareholders From:
Net investment income:
Class I	(1,199,288)	(458,724)
Class II	(133,182)	(26,896)
Net realized gains:
Class I	(1,623,298)	(19,388,348)
Class II	(205,166)	(1,492,083)

Change in net assets from shareholder distributions	(3,160,934)	(21,366,051)

Change in net assets from capital transactions	(24,811,487)	(21,582,315)

Change in net assets	(55,209,373)	(8,168,331)

Net Assets:
Beginning of year	253,976,207	262,144,538

End of year	$198,766,834	$253,976,207

Accumulated undistributed net investment income at end of year	$58,944	$39,593

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,757,453	$3,974,449
Dividends reinvested	2,822,586	19,847,072
Cost of shares redeemed	(41,085,237)	(52,098,279)

Total Class I	(33,505,198)	(28,276,758)

Class II Shares
Proceeds from shares issued	14,973,931	14,197,086
Dividends reinvested	338,348	1,518,979
Cost of shares redeemed	(6,618,568)	(9,021,622)

Total Class II	8,693,711	6,694,443

Change in net assets from capital transactions	$(24,811,487)	$(21,582,315)

SHARE TRANSACTIONS:
Class I Shares
Issued	524,157	446,237
Reinvested	357,281	2,256,305
Redeemed	(4,699,886)	(6,062,890)

Total Class I Shares	(3,818,448)	(3,360,348)

Class II Shares
Issued	1,716,564	1,642,472
Reinvested	43,317	173,642
Redeemed	(791,585)	(1,094,548)

Total Class II Shares	968,296	721,566

Total change in shares	(2,850,152)	(2,638,782)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

	Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$8.95	0.05	(1.09)	(1.04)	(0.05)	(0.07)	(0.12)	$7.79	(11.62%	)	$175,068,378	0.83%	0.59%	0.83%	102.26%
Year Ended December 31, 2010(e)	$8.45	0.02	1.28	1.30	(0.02)	(0.78)	(0.80)	$8.95	15.61%		$235,348,957	0.87%	0.21%	0.87%	41.75%
Year Ended December 31, 2009(e)	$5.54	0.02	2.92	2.94	(0.01)	(0.02)	(0.03)	$8.45	52.96%		$250,604,126	0.86%	0.21%	0.86%	85.68%
Period Ended December 31, 2008(e)(f)	$10.00	0.05	(4.51)	(4.46)	—	—	—	$5.54	(44.70%	)	$750,526	0.78%	0.84%	1.93%	25.43%

Class II Shares
Year Ended December 31, 2011(e)	$8.89	0.05	(1.09)	(1.04)	(0.04)	(0.07)	(0.11)	$7.74	(11.66%	)	$23,698,456	0.93%	0.53%	0.93%	102.26%
Year Ended December 31, 2010(e)	$8.41	0.01	1.26	1.27	(0.01)	(0.78)	(0.79)	$8.89	15.39%		$18,627,250	0.97%	0.13%	0.97%	41.75%
Year Ended December 31, 2009(e)	$5.51	0.01	2.91	2.92	—	(0.02)	(0.02)	$8.41	52.96%		$11,540,412	1.00%	0.11%	1.05%	85.68%
Period Ended December 31, 2008(e)(f)	$10.00	0.04	(4.53)	(4.49)	—	—	—	$5.51	(44.90%	)	$865,810	1.10%	0.68%	2.30%	25.43%

Amounts designated as “— “ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

2011 Annual Report	15

Notes to Financial Statements (Continued)

December 31, 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security are deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$190,486,822	$—	$—	$190,486,822
Exchange Traded Fund	889,099	—	—	889,099
Mutual Fund	9,808,534	—	—	9,808,534
Total	201,184,455	$—	$—	201,184,455
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of December 31, 2011, the Fund had an overdrawn balance of $393 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

16	Annual Report 2011

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to distribution redesignations. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware

18	Annual Report 2011

statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $177.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the year ended December 31, 2011, NFS received $317,804 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $234,965,096 and sales of $265,510,844 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and
2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

20	Annual Report 2011

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,617,259	$1,543,675	$3,160,934	$—	$3,160,934

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$15,024,091	$6,341,960	$21,366,051	$—	$21,366,051

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$58,944	$13,913,437	$13,972,381	$—	$—	$(2,556,090)	$11,416,291

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$203,740,545	$8,374,588	$(10,930,678)	$(2,556,090)

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Neuberger Berman NVIT Multi Cap Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NVIT Multi Cap Opportunities Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

22	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 84.94%.

The Fund designates $1,543,675 or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

2011 Annual Report	23

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

24	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	25

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

26	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	27

Neuberger Berman NVIT Socially Responsible Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

28	Report of Independent Registered Public Accounting Firm

29	Supplemental Information

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-SR (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site, nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Social policy funds may underperform other funds that do not have a social policy.

Value funds may underperform other funds that use different investing styles.

The Fund is subject to risks associated with investing in stocks of mid-sized companies.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Equity investments are subject to stock market risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500®

Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2011 Annual Report	5

Important Disclosures (Continued)

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Neuberger Berman Management LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Neuberger Berman Management LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

Neuberger Berman NVIT Socially Responsible Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the Neuberger Berman NVIT Socially Responsible Fund (Class II at NAV) registered -3.27% versus 2.11% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Core Funds (consisting of 226 funds as of December 31, 2011) was -2.39% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to Fund performance relative to the Fund’s benchmark for the reporting period were the information technology, materials and financials sectors

The top three Fund holdings that contributed to relative Fund performance were MasterCard Inc., Ecolab Inc. and Google Inc. Global payments company MasterCard outperformed during the reporting period as the company grew across all regions, including developing countries.

During the third quarter of 2011, Ecolab Inc., a provider of cleaning and sanitizing products and programs, pest elimination, and maintenance and repair services, agreed to acquire Nalco Holding Co., a provider of water, energy, air and process technologies and services. News of the pending acquisition was met with investor skepticism, which drove the company’s stock price lower. The Fund established a position in Ecolab at an attractive entry price and has experienced steady growth.

The Fund invested in online information provider Google Inc. during the second quarter of 2011, based on a share price decline triggered by disappointment over the company’s decision to sacrifice near-term earnings to invest for future growth. Google’s initiatives include using clean energy to power its data centers, and setting high standards for workplace practices and employee satisfaction. The company has consistently ranked in the top five of Fortune’s 100 Best Companies to Work For list for the past several years.

What areas of investment detracted from Fund performance?

The most significant detractors from relative Fund performance were the energy, health-care and consumer discretionary sectors.

The three Fund holdings that detracted the most from relative Fund performance were Newfield Exploration Co., Hospira, Inc. and The Charles Schwab Corp.

Independent oil and gas company Newfield Exploration underperformed as Wall Street reacted to the company’s decision to reallocate its capital budget to maximize returns on capital. The company’s decision had a modest impact on 2011 production growth.

The state of Hospira, Inc., a specialty pharmaceutical and medication delivery company, declined after the company announced that ongoing Food and Drug Administration (FDA) compliance and manufacturing issues were going to limit revenue and lead to higher costs.

The Charles Schwab Corp. underperformed due to the expectation that interest rates would stay low for an extended period. Cash management is a significant part of the company’s asset base.

Subadviser:

Neuberger Berman Management LLC

Portfolio Managers:

Ingrid Dyott and Arthur Moretti, CFA

2011 Annual Report	7

Fund Performance	Neuberger Berman NVIT Socially Responsible Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(3.18)%	0.50%
Class II	(3.27)%	0.41%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.80%	0.80%
Class II	1.05%	0.89%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Neuberger Berman NVIT Socially Responsible Fund since inception versus performance of the S&P 500® Index(a) and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

Neuberger Berman NVIT Socially Responsible Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	909.40	3.80	0.79
	Hypothetical	[b]	1,000.00	1,021.22	4.02	0.79
Class II Shares	Actual		1,000.00	909.00	4.23	0.88
	Hypothetical	[b]	1,000.00	1,020.77	4.48	0.88

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	Neuberger Berman NVIT Socially Responsible Fund
December 31, 2011

Asset Allocation
Common Stocks	99.8%
Mutual Fund	1.3%
Liabilities in excess of other assets	(1.1)%

100.0%

Top Industries†
Oil, Gas & Consumable Fuels	14.2%
Semiconductors & Semiconductor Equipment	8.4%
Industrial Conglomerates	7.9%
Pharmaceuticals	7.1%
Capital Markets	7.0%
Food Products	6.8%
Chemicals	6.4%
Media	5.8%
Health Care Equipment & Supplies	5.7%
Electronic Equipment, Instruments & Components	5.1%
Other Industries	25.6%

100.0%

Top Holdings†
Danaher Corp.	4.8%
Google, Inc., Class A	4.7%
Newfield Exploration Co.	4.5%
Altera Corp.	4.3%
BG Group PLC	4.3%
Progressive Corp. (The)	4.2%
Texas Instruments, Inc.	4.1%
Procter & Gamble Co. (The)	4.1%
Scripps Networks Interactive, Inc., Class A	3.8%
Charles Schwab Corp. (The)	3.6%
Other Holdings	57.6%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 99.8%

	Shares	Market Value

Capital Markets 7.1%
BlackRock, Inc.	35,631	$6,350,870
Charles Schwab Corp. (The)	602,390	6,782,911

		13,133,781

Chemicals 6.4%
Ecolab, Inc.	100,270	5,796,609
Novozymes A/S, Class B	61,665	1,899,774
Praxair, Inc.	39,668	4,240,509

		11,936,892

Commercial Services & Supplies 1.5%
Herman Miller, Inc.	145,764	2,689,346

Electronic Equipment, Instruments & Components 5.1%
Anixter International, Inc.*	78,199	4,663,788
National Instruments Corp.	188,499	4,891,549

		9,555,337

Food Products 6.9%
JM Smucker Co. (The)	36,257	2,834,210
McCormick & Co., Inc., Non-Voting Shares	124,335	6,268,971
Unilever NV, NYRS-NL	109,660	3,769,014

		12,872,195

Health Care Equipment & Supplies 5.8%
Becton, Dickinson and Co.	72,073	5,385,294
Covidien PLC	119,278	5,368,703

		10,753,997

Household Products 4.1%
Procter & Gamble Co. (The)	114,979	7,670,249

Industrial Conglomerates 8.0%
3M Co.	72,266	5,906,300
Danaher Corp.	189,944	8,934,966

		14,841,266

Information Technology Services 2.5%
MasterCard, Inc., Class A	12,469	4,648,693

Insurance 4.2%
Progressive Corp. (The)	403,087	7,864,227

Internet Software & Services 4.8%
Google, Inc., Class A*	13,778	8,899,210

Media 5.8%
Comcast Corp., Special Class A, Class A	160,122	3,772,474
Scripps Networks Interactive, Inc., Class A	167,100	7,088,382

		10,860,856

Multiline Retail 2.9%
Target Corp.	103,927	5,323,141

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 14.3%
BG Group PLC	374,719	$8,005,362
Cimarex Energy Co.	90,424	5,597,246
Newfield Exploration Co.*	224,647	8,475,931
Noble Energy, Inc.	48,175	4,547,238

		26,625,777

Pharmaceuticals 7.2%
Hospira, Inc.*	129,400	3,929,878
Novo Nordisk AS, ADR-DK	33,930	3,910,772
Roche Holding AG, ADR-CH	127,030	5,405,127
Roche Holding AG	1,117	188,905

		13,434,682

Professional Services 1.1%
ICF International, Inc.*	84,571	2,095,669

Road & Rail 1.5%
Canadian National Railway Co.	35,765	2,809,698

Semiconductors & Semiconductor Equipment 8.5%
Altera Corp.	217,298	8,061,756
Texas Instruments, Inc.	263,863	7,681,052

		15,742,808

Trading Companies & Distributors 2.1%
W.W. Grainger, Inc.	20,393	3,817,366

Total Common Stocks (cost $155,418,580)		185,575,190

Mutual Fund 1.3%
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund—Institutional Class, 0.23% (a)	2,462,809	2,462,809

Total Mutual Fund (cost $2,462,809)		2,462,809

Total Investments (cost $157,881,389) (b)—101.1%		188,037,999

Liabilities in excess of other assets—(1.1%)		(2,136,625)

NET ASSETS—100.0%		$185,901,374

12	Annual Report 2011

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

CH	Switzerland

DK	Denmark

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Assets and Liabilities

December 31, 2011

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investments, at value (cost $157,881,389)	$188,037,999
Cash	118
Foreign currencies, at value (cost $4,134)	4,126
Dividends receivable	85,065
Receivable for capital shares issued	27,459
Reclaims receivable	24,811
Prepaid expenses	409

Total Assets	188,179,987

Liabilities:
Payable for investments purchased	827,843
Payable for capital shares redeemed	1,277,154
Accrued expenses and other payables:
Investment advisory fees	102,608
Fund administration fees	10,427
Distribution fees	13,709
Administrative servicing fees	9,653
Accounting and transfer agent fees	132
Trustee fees	1,569
Custodian fees	1,016
Compliance program costs (Note 3)	169
Professional fees	12,049
Printing fees	13,623
Other	8,661

Total Liabilities	2,278,613

Net Assets	$185,901,374

Represented by:
Capital	$209,497,432
Accumulated net realized losses from investment and foreign currency transactions	(53,754,223)
Net unrealized appreciation/(depreciation) from investments	30,156,610
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,555

Net Assets	$185,901,374

Net Assets:
Class I Shares	$6,590,973
Class II Shares	179,310,401

Total	$185,901,374

14	Annual Report 2011

Neuberger Berman NVIT Socially Responsible Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	662,952
Class II Shares	18,046,030

Total	18,708,982

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.94
Class II Shares	$9.94

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statement of Operations

For the Year Ended December 31, 2011

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$2,749,098
Other income	321
Foreign tax withholding	(52,187)

Total Income	2,697,232

EXPENSES:
Investment advisory fees	1,267,522
Fund administration fees	123,442
Distribution fees Class II Shares	470,889
Administrative servicing fees Class I Shares	3,324
Administrative servicing fees Class II Shares	94,180
Professional fees	23,256
Printing fees	9,525
Trustee fees	6,531
Custodian fees	8,085
Accounting and transfer agent fees	933
Compliance program costs (Note 3)	581
Other	7,770

Total expenses before earnings credit and fees waived	2,016,038

Earnings credit (Note 4)	(1)
Distribution fees waived—Class II (Note 3)	(301,372)

Net Expenses	1,714,665

NET INVESTMENT INCOME	982,567

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	12,219,714
Net realized losses from foreign currency transactions (Note 2)	(4,681)

Net realized gains from investment and foreign currency transactions	12,215,033

Net change in unrealized appreciation/(depreciation) from investments	(17,391,408)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(104)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(17,391,512)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(5,176,479)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,193,912)

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$982,567	$1,685,253
Net realized gains from investment and foreign currency transactions	12,215,033	10,272,563
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(17,391,512)	38,898,606

Change in net assets resulting from operations	(4,193,912)	50,856,422

Distributions to Shareholders From:
Net investment income:
Class I	(46,725)	(42,750)
Class II	(1,180,291)	(1,415,075)

Change in net assets from shareholder distributions	(1,227,016)	(1,457,825)

Change in net assets from capital transactions	(20,323,007)	(129,794,687)

Change in net assets	(25,743,935)	(80,396,090)

Net Assets:
Beginning of year	211,645,309	292,041,399

End of year	$185,901,374	$211,645,309

Accumulated undistributed net investment income at end of year	$–	$233,963

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,683,227	$2,346,758
Dividends reinvested	46,725	42,750
Cost of shares redeemed	(4,077,432)	(4,290,551)

Total Class I	1,652,520	(1,901,043)

Class II Shares
Proceeds from shares issued	19,394,659	10,046,909
Dividends reinvested	1,180,291	1,415,075
Cost of shares redeemed	(42,550,477)	(139,355,628)

Total Class II	(21,975,527)	(127,893,644)

Change in net assets from capital transactions	$(20,323,007)	$(129,794,687)

SHARE TRANSACTIONS:
Class I Shares
Issued	525,981	253,931
Reinvested	4,497	4,341
Redeemed	(394,378)	(468,572)

Total Class I Shares	136,100	(210,300)

Class II Shares
Issued	2,065,381	1,122,516
Reinvested	113,366	144,904
Redeemed	(4,081,708)	(15,249,459)

Total Class II Shares	(1,902,961)	(13,982,039)

Total change in shares	(1,766,861)	(14,192,339)

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.34	0.06	(0.39)	(0.33)	(0.07)	(0.07)	$9.94	(3.18)%	$6,590,973	0.79%	0.57%	0.79%	30.20%
Year Ended December 31, 2010(e)	$8.43	0.07	1.91	1.98	(0.07)	(0.07)	$10.34	23.58%	$5,448,468	0.80%	0.75%	0.80%	34.50%
Year Ended December 31, 2009(e)	$6.44	0.03	1.99	2.02	(0.03)	(0.03)	$8.43	31.53%	$6,215,347	0.76%	0.43%	0.79%	45.46%
Period Ended December 31, 2008(f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	(0.04)	$6.44	(35.25)%	$8,022,553	0.82%	0.74%	0.93%	38.63%

Class II Shares
Year Ended December 31, 2011(e)	$10.34	0.05	(0.38)	(0.33)	(0.07)	(0.07)	$9.94	(3.27)%	$179,310,401	0.88%	0.50%	1.04%	30.20%
Year Ended December 31, 2010(e)	$8.42	0.06	1.92	1.98	(0.06)	(0.06)	$10.34	23.56%	$206,196,841	0.89%	0.64%	1.05%	34.50%
Year Ended December 31, 2009(e)	$6.44	0.02	1.99	2.01	(0.03)	(0.03)	$8.42	31.27%	$285,826,052	0.85%	0.34%	0.93%	45.46%
Period Ended December 31, 2008(f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	(0.04)	$6.44	(35.27)%	$257,571,798	0.91%	0.59%	1.07%	38.63%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20	Annual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Capital Markets	$13,133,781	$—	$—	$13,133,781
Chemicals	10,037,118	1,899,774	—	11,936,892
Commercial Services & Supplies	2,689,346	—	—	2,689,346
Electronic Equipment, Instruments & Components	9,555,337	—	—	9,555,337
Food Products	12,872,195	—	—	12,872,195
Health Care Equipment & Supplies	10,753,997	—	—	10,753,997
Household Products	7,670,249	—	—	7,670,249
Industrial Conglomerates	14,841,266	—	—	14,841,266
Information Technology Services	4,648,693	—	—	4,648,693
Insurance	7,864,227	—	—	7,864,227
Internet Software & Services	8,899,210	—	—	8,899,210
Media	10,860,856	—	—	10,860,856
Multiline Retail	5,323,141	—	—	5,323,141
Oil, Gas & Consumable Fuels	18,620,415	8,005,362	—	26,625,777
Pharmaceuticals	13,245,777	188,905	—	13,434,682
Professional Services	2,095,669	—	—	2,095,669
Road & Rail	2,809,698	—	—	2,809,698
Semiconductors & Semiconductor Equipment	15,742,808	—	—	15,742,808
Trading Companies & Distributors	3,817,366	—	—	3,817,366
Total Common Stocks	$175,481,149	$10,094,041	$—	$185,575,190
Mutual Fund	2,462,809	—	—	2,462,809
Total	$177,943,958	$10,094,041	$—	$188,037,999

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses and distributions in excess of current earnings. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

22	Annual Report 2011

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$82,127	$—	$—	$82,127

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

Under the terms of the Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $581.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly- owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $301,372.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $97,504 in Administrative Services fees from the Fund.

4. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits

24	Annual Report 2011

are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment	Transactions

For the year ended December 31, 2011, the Fund had purchases of $58,748,638 and sales of $75,588,494 (excluding short-term securities).

6. Portfolio	Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risk Associated with Social Policy

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

—	undervalued stocks that do not meet the social criteria could outperform those that do;

—	economic or political changes could make certain companies less attractive for investment; or

—	the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8. New	Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9. Federal	Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,227,016	$—	$1,227,016	$—	$1,227,016

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,457,825	$—	$1,457,825	$—	$1,457,825

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(50,967,827)	$27,371,769	$(23,596,058)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

26	Annual Report 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$160,667,785	$37,075,669	$(9,705,455)	$27,370,214

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$50,967,827	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $11,630,884 to offset capital gains.

10.	Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	27

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of Neuberger Berman NVIT Socially Responsible Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NVIT Socially Responsible Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

28	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 94.67%.

2011 Annual Report	29

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

30	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	33

NVIT Bond Index Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

42	Statement of Assets and Liabilities

43	Statement of Operations

44	Statements of Changes in Net Assets

45	Financial Highlights

46	Notes to Financial Statements

54	Report of Independent Registered Public Accounting Firm

55	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-BDX (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify the best of the best in managing investments in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line

2011 Annual Report	1

Message to Shareholders (Continued)

of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

2	Annual Report 2011

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund seeks to match the performance of an index.

The Fund is subject to interest rate risk.

The Fund is subject to the same credit and liquidity risk, prepayment and call risk, extension risk, and mortgage-backed securities risk associated with the underlying bonds owned by the Fund.

Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions.

The Fund also is subject to foreign securities risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of

2011 Annual Report	5

Important Disclosures (Continued)

any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of BlackRock Investment Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of BlackRock Investment Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Bond Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Bond Index Fund (Class Y at NAV) returned 7.56% versus 7.84% for its benchmark, the Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Intermediate Investment Grade Debt Funds (consisting of 92 funds as of December 31, 2011) was 5.73% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

All sectors within the BARCAP U.S. Aggregate Bond Index (the Index) posted positive returns for the reporting period. The top-performing sector in the Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84%, and mortgage-backed securities, which returned 6.23%.

What areas of investment detracted from Fund performance?

The weakest sector in the Index for the reporting period was Agency securities, which returned 4.86%, followed by asset-backed securities, which returned 5.14%.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Scott Radell, Lee Sterne and Karen Uyehara

2011 Annual Report	7

Fund Performance	NVIT Bond Index Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class Y	7.56%	6.25%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 20, 2007.

Expense Ratios

Expense Ratio*
Class Y	0.28%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Bond Index Fund since inception versus performance of the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(a) and the Consumer Price Index (CPI)(b) since 5/1/07. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Bond Index Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class Y Shares	Actual	1,000.00	1,049.60	1.24	0.24
	Hypothetical[b]	1,000.00	1,024.00	1.22	0.24

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Bond Index Fund
December 31, 2011

Asset Allocation
U.S. Government Mortgage Backed Agencies	31.7%
U.S. Treasury Notes	27.3%
Corporate Bonds	20.4%
Mutual Fund	7.9%
U.S. Treasury Bonds	6.8%
U.S. Government Sponsored & Agency Obligations	6.2%
Sovereign Bonds	2.7%
Commercial Mortgage Backed Securities	1.9%
Municipal Bonds	0.9%
Yankee Dollars	0.6%
Repurchase Agreement	0.5%
Asset-Backed Securities	0.1%
Liabilities in excess of other assets	(7.0%)

100.0%

Top Industries†
Diversified Financial Services	2.6%
Oil, Gas & Consumable Fuels	1.6%
Commercial Banks	1.6%
Electric Utilities	1.2%
Diversified Telecommunication Services	1.1%
Media	1.0%
Capital Markets	1.0%
Pharmaceuticals	0.8%
Insurance	0.7%
Metals & Mining	0.6%
Other Industries*	87.8%

100.0%

Top Holdings†
Fidelity Institutional Money Market Fund—Institutional Class	7.4%
U.S. Treasury Notes, 3.63%, 08/15/19	1.5%
U.S. Treasury Notes, 3.50%, 05/15/20	1.5%
Federal Home Loan Banks, 0.38%, 11/27/13	1.2%
U.S. Treasury Bonds, 6.25%, 08/15/23	1.2%
Freddie Mac Gold Pool, 5.00%, 02/01/40	1.1%
U.S. Treasury Notes, 0.50%, 05/31/13	1.0%
U.S. Treasury Notes, 0.25%, 10/31/13	1.0%
Freddie Mac Gold Pool, 5.50%, 05/01/39	0.9%
U.S. Treasury Notes, 0.38%, 11/15/14	0.9%
Other Holdings*	82.3%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Bond Index Fund

Asset-Backed Securities 0.1%

	Principal Amount	Market Value

Automobile 0.0%†
Ally Auto Receivables Trust, Series 2010-4, Class A4,
1.35%, 12/15/15	$1,150,000	$1,156,479

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3,
5.30%, 03/15/18	1,175,000	1,360,770

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6,
6.62%, 03/01/16	250,000	284,305

Total Asset-Backed Securities (cost $2,758,890)		2,801,554

Commercial Mortgage Backed Securities 1.9%
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM,
4.73%, 07/10/43	1,200,000	1,228,384
Series 2007-1, Class A4,
5.45%, 01/15/49	2,295,000	2,493,398
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ
4.75%, 06/11/41	1,991,000	1,845,973
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4
6.07%, 12/10/49 (a)	3,271,583	3,633,718
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4
4.98%, 05/10/43 (a)	2,820,000	3,075,013
CW Capital Cobalt Ltd., Series 2007- C3, Class A4
5.82%, 05/15/46 (a)	2,080,000	2,232,510
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5
5.28%, 08/10/38 (a)	3,067,000	3,231,520
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM,
5.00%, 10/15/42 (a)	2,224,000	2,339,699
Series 2006-LDP7, Class A4,
5.87%, 04/15/45 (a)	3,339,000	3,747,463
Series 2006-LDP9, Class A3,
5.34%, 05/15/47	3,000,000	3,181,506
Series 2007-CB18, Class AM,
5.47%, 06/12/47 (a)	420,000	392,843

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4
5.12%, 11/15/32 (a)	$2,109,000	$2,216,983
Merrill Lynch Mortgage Trust, Series
2003-KEY1, Class A4
5.24%, 11/12/35 (a)	2,000,000	2,109,398
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3
5.96%, 08/12/49 (a)	800,000	868,231
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A5,
5.74%, 05/15/43 (a)	800,000	887,609
Series 2007-C33, Class A4,
5.90%, 02/15/51 (a)	1,945,000	2,105,914

Total Commercial Mortgage Backed Securities (cost $30,585,357)		35,590,162

Corporate Bonds 20.4%
Aerospace & Defense 0.4%
Boeing Co. (The),
4.88%, 02/15/20	500,000	583,789
General Dynamics Corp.
4.25%, 05/15/13	250,000	262,196
3.88%, 07/15/21	100,000	108,128
Goodrich Corp.
6.29%, 07/01/16	354,000	417,460
6.80%, 07/01/36	185,000	248,975
Honeywell International, Inc.
5.40%, 03/15/16 (b)	705,000	819,922
5.30%, 03/01/18	840,000	990,614
L-3 Communications Corp.
3.95%, 11/15/16	150,000	151,398
5.20%, 10/15/19	500,000	507,210
Lockheed Martin Corp. Series B,
6.15%, 09/01/36	354,000	405,038
5.72%, 06/01/40	215,000	241,374
Northrop Grumman Corp.,
3.50%, 03/15/21	500,000	505,758
Raytheon Co.
6.40%, 12/15/18	206,000	254,823
3.13%, 10/15/20	250,000	251,946
United Technologies Corp.
4.88%, 05/01/15	545,000	612,211
4.50%, 04/15/20	750,000	845,216
6.13%, 07/15/38	400,000	500,515

		7,706,573

12	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Air Freight & Logistics 0.1%
United Parcel Service of America, Inc.
8.38%, 04/01/20	$118,000	$166,931
8.38%, 04/01/30 (c)	177,000	259,257
United Parcel Service, Inc.
3.13%, 01/15/21	500,000	530,399
6.20%, 01/15/38	295,000	396,801

		1,353,388

Airlines 0.0%†
Southwest Airlines Co.,
5.13%, 03/01/17	147,000	154,925
United Air Lines, Inc.,
Series 2009-2A, 9.75%, 01/15/17	444,671	480,245

		635,170

Auto Components 0.1%
Johnson Controls, Inc.
4.88%, 09/15/13	177,000	187,592
1.75%, 03/01/14	500,000	504,323
4.25%, 03/01/21	150,000	160,285
3.75%, 12/01/21	600,000	619,518

		1,471,718

Automobile 0.0%†
Daimler Finance North America LLC,
6.50%, 11/15/13	487,000	530,439

Beverages 0.4%
Anheuser-Busch Cos. LLC
4.38%, 01/15/13	29,000	30,000
5.00%, 03/01/19	236,000	265,821
5.75%, 04/01/36	324,000	396,287
6.00%, 11/01/41	147,000	184,298
Anheuser-Busch InBev Worldwide, Inc.
2.88%, 02/15/16	250,000	263,785
7.75%, 01/15/19	1,000,000	1,295,159
5.00%, 04/15/20	275,000	315,202
4.38%, 02/15/21 (b)	150,000	167,185
Beam, Inc.,
5.38%, 01/15/16	48,000	52,703
Coca-Cola Co. (The)
1.80%, 09/01/16	480,000	488,233
3.15%, 11/15/20	450,000	472,276
Diageo Capital PLC,
4.83%, 07/15/20	600,000	678,485
Diageo Finance BV,
5.30%, 10/28/15	649,000	738,375
Dr Pepper Snapple Group, Inc.,
2.90%, 01/15/16	250,000	259,280
Pepsi Bottling Group, Inc. (The),
Series B, 7.00%, 03/01/29	206,000	283,307

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
PepsiAmericas, Inc.,
4.88%, 01/15/15	$442,000	$489,529
PepsiCo, Inc.
2.50%, 05/10/16	400,000	416,127
7.90%, 11/01/18	700,000	945,046
3.13%, 11/01/20	300,000	311,789
5.50%, 01/15/40	250,000	310,704

		8,363,591

Biotechnology 0.2%
Amgen, Inc.
2.30%, 06/15/16	250,000	251,708
3.45%, 10/01/20	600,000	586,096
6.40%, 02/01/39	600,000	707,464
5.15%, 11/15/41	400,000	414,674
Celgene Corp.,
3.95%, 10/15/20	400,000	402,849
Genentech, Inc.,
5.25%, 07/15/35	88,000	104,012
Gilead Sciences, Inc.
3.05%, 12/01/16	100,000	102,349
4.50%, 04/01/21	200,000	212,047
4.40%, 12/01/21	600,000	635,215

		3,416,414

Building Products 0.0%†
Owens Corning,
9.00%, 06/15/19	100,000	119,305

Capital Markets 1.0%
Ameriprise Financial, Inc.,
5.30%, 03/15/20	150,000	161,409
Bank of New York Mellon Corp. (The)
5.13%, 08/27/13	450,000	478,785
4.30%, 05/15/14	500,000	536,474
2.30%, 07/28/16	200,000	200,620
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	401,298
5.30%, 10/30/15	177,000	190,344
4.65%, 07/02/18	354,000	361,902
Credit Suisse Guernsey,
5.86%, 05/15/17 (d)	400,000	325,000
Credit Suisse USA, Inc.
5.13%, 01/15/14	171,000	178,235
5.85%, 08/16/16	400,000	436,385
7.13%, 07/15/32	555,000	656,430
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13	870,000	887,691
5.13%, 01/15/15	664,000	678,681
5.35%, 01/15/16	577,000	591,510
3.63%, 02/07/16	855,000	826,121
5.63%, 01/15/17	1,000,000	980,592
6.00%, 06/15/20	1,000,000	1,024,362

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
5.25%, 07/27/21	$500,000	$487,770
6.13%, 02/15/33	1,150,000	1,114,330
6.75%, 10/01/37	500,000	465,256
Jefferies Group, Inc.,
5.13%, 04/13/18	500,000	440,000
Mellon Funding Corp.,
5.00%, 12/01/14	265,000	285,617
Morgan Stanley
5.30%, 03/01/13	664,000	672,128
2.88%, 01/24/14	600,000	574,675
4.75%, 04/01/14	590,000	581,201
6.00%, 04/28/15	250,000	250,435
3.45%, 11/02/15	450,000	414,311
3.80%, 04/29/16	275,000	253,362
5.45%, 01/09/17	1,325,000	1,275,662
7.30%, 05/13/19	700,000	712,914
5.63%, 09/23/19	1,000,000	926,079
5.75%, 01/25/21	300,000	279,842
5.50%, 07/28/21	250,000	231,159
7.25%, 04/01/32	324,000	330,387
Nomura Holdings, Inc.,
4.13%, 01/19/16	400,000	390,352
State Street Corp.,
4.38%, 03/07/21	600,000	657,998
UBS Preferred Funding Trust V,
Series 1, 6.24%, 05/15/16 (d)	275,000	232,719

		19,492,036

Chemicals 0.3%
Albemarle Corp.,
5.10%, 02/01/15	118,000	127,249
Cytec Industries, Inc.,
6.00%, 10/01/15	162,000	177,041
Dow Chemical Co. (The)
5.90%, 02/15/15	300,000	333,816
4.25%, 11/15/20	400,000	415,776
4.13%, 11/15/21	650,000	666,718
9.40%, 05/15/39	260,000	390,807
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	385,000	449,824
4.90%, 01/15/41	300,000	339,187
Eastman Chemical Co.,
3.00%, 12/15/15	250,000	255,066
Ecolab Inc,
3.00%, 12/08/16	1,000,000	1,034,410
Ecolab, Inc.,
4.35%, 12/08/21	150,000	160,183
Lubrizol Corp.
5.50%, 10/01/14	354,000	394,296
6.50%, 10/01/34	147,000	181,017
Mosaic Co. (The),
3.75%, 11/15/21 (b)	250,000	252,598

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
Praxair, Inc.
3.95%, 06/01/13	$177,000	$185,197
4.05%, 03/15/21	200,000	221,458
3.00%, 09/01/21	450,000	460,515

		6,045,158

Commercial Banks 1.7%
Bank of America NA
6.00%, 06/15/16	295,000	280,771
5.30%, 03/15/17	200,000	180,382
Bank of Montreal,
1.75%, 04/29/14 (b)	600,000	609,568
Bank of Nova Scotia
2.05%, 10/07/15	500,000	502,014
2.90%, 03/29/16	700,000	724,646
Bank One Corp.
5.25%, 01/30/13	147,000	151,997
8.00%, 04/29/27	290,000	342,898
Barclays Bank PLC
5.20%, 07/10/14	550,000	566,951
5.13%, 01/08/20	800,000	821,777
5.14%, 10/14/20	250,000	211,621
BB&T Corp.
2.05%, 04/28/14	600,000	605,872
3.20%, 03/15/16	500,000	521,215
BNP Paribas
3.60%, 02/23/16	750,000	703,479
5.00%, 01/15/21	250,000	240,624
Comerica, Inc.,
4.80%, 05/01/15	177,000	180,987
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2.13%, 10/13/15	250,000	244,975
5.25%, 05/24/41	175,000	171,548
Credit Suisse New York,
4.38%, 08/05/20	400,000	392,188
Deutsche Bank AG, Series 1,
3.25%, 01/11/16	275,000	278,751
Discover Bank,
7.00%, 04/15/20	400,000	418,507
Export-Import Bank of Korea,
4.00%, 01/29/21 (b)	600,000	579,016
Fifth Third Bancorp,
3.63%, 01/25/16	750,000	760,944
HSBC Bank USA NA
4.63%, 04/01/14	590,000	602,857
5.63%, 08/15/35	250,000	234,809
HSBC Holdings PLC
5.10%, 04/05/21	500,000	531,296
4.88%, 01/14/22	500,000	528,447
6.50%, 05/02/36	400,000	404,162
6.50%, 09/15/37	600,000	592,255

14	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
JPMorgan Chase Bank NA
6.00%, 07/05/17	$2,210,000	$2,371,337
6.00%, 10/01/17	1,000,000	1,075,705
KeyBank NA
5.80%, 07/01/14	147,000	156,949
6.95%, 02/01/28	225,000	249,452
Korea Development Bank (The)
5.75%, 09/10/13	118,000	124,276
3.25%, 03/09/16	700,000	689,531
Korea Finance Corp,
4.63%, 11/16/21	200,000	198,458
Lloyds TSB Bank PLC,
6.38%, 01/21/21	500,000	501,067
National City Corp.,
4.90%, 01/15/15	354,000	382,542
PNC Funding Corp.
5.25%, 11/15/15	354,000	385,026
5.13%, 02/08/20	500,000	564,986
Royal Bank of Canada
1.45%, 10/30/14	300,000	301,557
2.88%, 04/19/16	500,000	518,359
Royal Bank of Scotland PLC (The)
Series 2, 3.40%, 08/23/13	200,000	194,572
3.95%, 09/21/15	200,000	187,541
4.38%, 03/16/16	1,000,000	953,993
5.63%, 08/24/20	250,000	239,782
6.13%, 01/11/21	150,000	147,979
SunTrust Banks, Inc.
3.60%, 04/15/16	150,000	152,750
3.50%, 01/20/17	550,000	552,836
Toronto-Dominion Bank (The),
2.38%, 10/19/16	250,000	254,397
UBS AG/Stamford CT
5.88%, 07/15/16	1,121,000	1,116,448
5.88%, 12/20/17	350,000	364,367
UnionBanCal Corp.,
5.25%, 12/16/13	206,000	211,946
US Bancorp
1.38%, 09/13/13	600,000	603,652
4.13%, 05/24/21	150,000	166,659
US Bank NA
4.95%, 10/30/14	265,000	288,001
4.80%, 04/15/15	133,000	145,216
Wachovia Bank NA
5.60%, 03/15/16	708,000	758,160
6.60%, 01/15/38	1,000,000	1,134,045
Wachovia Corp.
5.50%, 05/01/13	1,000,000	1,055,099
4.88%, 02/15/14	183,000	190,882
Wells Fargo & Co.
3.68%, 06/15/16	500,000	522,499
5.13%, 09/15/16	206,000	221,501
4.60%, 04/01/21	500,000	548,341

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
5.38%, 02/07/35	$457,000	$491,149
Wells Fargo Capital X,
5.95%, 12/15/36	275,000	275,344
Westpac Banking Corp.
2.10%, 08/02/13	250,000	252,442
4.20%, 02/27/15	1,000,000	1,042,234

		31,975,637

Commercial Services & Supplies 0.1%
Block Financial LLC,
7.88%, 01/15/13	100,000	102,782
Cintas Corp. No 2,
4.30%, 06/01/21	125,000	134,272
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	303,290
4.75%, 05/15/18	88,000	87,646
Republic Services, Inc.,
5.25%, 11/15/21	800,000	907,110
Science Applications International Corp.,
5.50%, 07/01/33	177,000	179,595
Waste Management, Inc.
6.38%, 03/11/15	500,000	570,461
7.00%, 07/15/28	162,000	203,117

		2,488,273

Communications Equipment 0.1%
Cisco Systems, Inc.
1.63%, 03/14/14	800,000	814,994
5.50%, 02/22/16	425,000	494,585
4.95%, 02/15/19	200,000	231,847
5.90%, 02/15/39	500,000	626,009
Motorola Solutions, Inc.,
7.50%, 05/15/25	206,000	243,039
Nokia OYJ,
5.38%, 05/15/19	150,000	151,369

		2,561,843

Computers & Peripherals 0.2%
Dell, Inc.
4.63%, 04/01/21	100,000	108,459
7.10%, 04/15/28	206,000	258,709
Hewlett-Packard Co.
1.55%, 05/30/14	300,000	295,024
2.35%, 03/15/15	600,000	597,095
5.50%, 03/01/18	800,000	889,173
3.75%, 12/01/20	500,000	493,536
4.65%, 12/09/21	600,000	633,048

		3,275,044

Construction Materials 0.0%†
CRH America, Inc.,
6.00%, 09/30/16	385,000	411,264

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance 0.6%
American Express Co.
4.88%, 07/15/13	$1,348,000	$1,409,646
6.15%, 08/28/17	200,000	228,731
8.13%, 05/20/19	845,000	1,092,476
6.80%, 09/01/66 (a)	290,000	288,550
American Express Credit Corp.,
2.75%, 09/15/15	500,000	502,652
Capital One Bank USA NA,
5.13%, 02/15/14	765,000	810,088
Capital One Capital III,
7.69%, 08/15/36	250,000	249,375
Capital One Financial Corp.,
5.25%, 02/21/17	304,000	320,185
Caterpillar Financial Services Corp.
6.13%, 02/17/14	1,400,000	1,550,048
5.50%, 03/15/16	295,000	339,339
HSBC Finance Corp.,
6.68%, 01/15/21	895,000	925,785
Hyundai Capital America,
4.00%, 06/08/17 (e)	250,000	247,374
SLM Corp.
Series A, 5.38%, 05/15/14	1,091,000	1,091,765
6.25%, 01/25/16	300,000	291,744
8.45%, 06/15/18	150,000	154,500
8.00%, 03/25/20	250,000	252,500
Toyota Motor Credit Corp.
1.25%, 11/17/14	250,000	251,395
2.80%, 01/11/16	600,000	619,905

		10,626,058

Diversified Financial Services 2.8%
AEP Texas Central Transition Funding LLC,
Series A-4, 5.17%, 01/01/18	1,400,000	1,633,219
Associates Corp of North America,
6.95%, 11/01/18	339,000	368,369
AXA Financial, Inc.,
7.00%, 04/01/28	133,000	137,508
Bank of America Corp.
4.88%, 01/15/13	649,000	651,628
4.75%, 08/01/15	619,000	597,137
5.25%, 12/01/15	737,000	680,768
Series 1, 3.75%, 07/12/16	750,000	694,439
5.63%, 10/14/16	1,460,000	1,400,695
Series L, 5.65%, 05/01/18	3,200,000	3,048,810
5.63%, 07/01/20	1,000,000	923,734
5.00%, 05/13/21	1,000,000	910,835
Boeing Capital Corp.,
2.90%, 08/15/18	400,000	416,374
BP Capital Markets America, Inc.,
4.20%, 06/15/18	147,000	157,777
BP Capital Markets PLC
3.88%, 03/10/15	900,000	961,026

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
3.20%, 03/11/16	$400,000	$419,209
4.50%, 10/01/20	200,000	220,274
3.56%, 11/01/21	750,000	780,813
Capital One Capital IV,
6.75%, 02/17/37 (a)	185,000	182,688
Citigroup, Inc.
5.50%, 04/11/13	500,000	510,461
5.50%, 10/15/14	2,100,000	2,158,899
5.30%, 01/07/16	1,979,000	2,052,033
3.95%, 06/15/16	450,000	448,449
5.85%, 08/02/16	413,000	433,936
6.13%, 11/21/17	500,000	533,615
8.50%, 05/22/19	500,000	588,543
5.38%, 08/09/20	250,000	257,068
4.50%, 01/14/22	400,000	384,809
6.63%, 06/15/32	333,000	308,833
5.88%, 02/22/33	118,000	98,972
5.85%, 12/11/34	525,000	517,547
5.88%, 05/29/37	250,000	249,689
ConocoPhillips Australia Funding Co.,
5.50%, 04/15/13	324,000	343,139
Deutsche Bank AG,
4.88%, 05/20/13	1,250,000	1,277,755
Deutsche Bank Financial LLC,
5.38%, 03/02/15	177,000	173,658
EnCana Holdings Finance Corp.,
5.80%, 05/01/14	634,000	688,566
General Electric Capital Corp.
1.88%, 09/16/13	1,300,000	1,316,012
4.88%, 03/04/15	619,000	671,580
2.25%, 11/09/15	250,000	251,118
5.00%, 01/08/16	295,000	322,768
5.40%, 02/15/17	585,000	649,971
5.63%, 09/15/17	1,100,000	1,217,452
5.63%, 05/01/18	1,000,000	1,120,002
5.30%, 02/11/21	350,000	374,133
4.65%, 10/17/21	300,000	313,100
Series A, 6.75%, 03/15/32	1,128,000	1,320,821
6.15%, 08/07/37	1,200,000	1,312,666
6.38%, 11/15/67 (a)	275,000	270,875
Goldman Sachs Capital I,
6.35%, 02/15/34	250,000	211,602
JPMorgan Chase & Co.
3.70%, 01/20/15	805,000	834,628
4.75%, 03/01/15	254,000	270,146
5.15%, 10/01/15	501,000	531,751
3.15%, 07/05/16	350,000	351,638
4.25%, 10/15/20	350,000	352,458
4.63%, 05/10/21	500,000	517,324
5.60%, 07/15/41	400,000	418,786
5.40%, 01/06/42	500,000	521,793

16	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
JPMorgan Chase Capital XXV,
Series Y, 6.80%, 10/01/37	$750,000	$752,812
Kreditanstalt fuer Wiederaufbau
1.88%, 01/14/13	1,000,000	1,012,323
1.38%, 07/15/13	1,100,000	1,109,999
3.50%, 03/10/14	2,165,000	2,285,621
4.13%, 10/15/14	708,000	767,233
4.38%, 07/21/15	2,145,000	2,384,918
2.63%, 02/16/16	500,000	525,687
5.13%, 03/14/16	350,000	404,948
2.00%, 06/01/16	500,000	515,207
4.38%, 03/15/18	600,000	689,380
2.75%, 09/08/20 (b)	400,000	413,924
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	250,000	256,435
5.13%, 02/01/17	750,000	875,538
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	349,571
5.45%, 04/10/17	850,000	964,538
Series C, 8.00%, 03/01/32	159,000	223,878
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	255,896
4.88%, 02/16/16	350,000	389,157
UFJ Finance Aruba AEC,
6.75%, 07/15/13	354,000	378,269

		52,917,233

Diversified Telecommunication Services 1.2%
Ameritech Capital Funding Corp.,
6.45%, 01/15/18	88,000	101,367
AT&T, Inc.
4.95%, 01/15/13	1,500,000	1,563,329
5.10%, 09/15/14	1,003,000	1,104,748
5.63%, 06/15/16	295,000	338,415
4.45%, 05/15/21	350,000	384,462
6.15%, 09/15/34	1,161,000	1,377,242
6.50%, 09/01/37	250,000	311,272
6.30%, 01/15/38	250,000	306,934
6.55%, 02/15/39	410,000	521,536
5.35%, 09/01/40	395,000	444,335
5.55%, 08/15/41	400,000	470,967
BellSouth Corp.
5.20%, 09/15/14	501,000	553,852
6.55%, 06/15/34	177,000	210,696
British Telecommunications PLC
5.95%, 01/15/18	750,000	828,809
9.63%, 12/15/30	250,000	352,325
Corning, Inc.,
4.25%, 08/15/20	250,000	266,264
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	774,516

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
5.75%, 03/23/16	$697,000	$775,675
8.75%, 06/15/30	369,000	514,722
Embarq Corp.
7.08%, 06/01/16	133,000	144,165
8.00%, 06/01/36	550,000	569,903
France Telecom SA,
8.50%, 03/01/31	407,000	580,350
GTE Corp.
6.84%, 04/15/18	206,000	246,750
6.94%, 04/15/28	147,000	184,856
Qwest Corp.,
8.38%, 05/01/16	1,225,000	1,403,082
Telecom Italia Capital SA
4.95%, 09/30/14	295,000	273,820
5.25%, 10/01/15	940,000	862,290
6.00%, 09/30/34	380,000	281,570
Telefonica Emisiones SAU
6.42%, 06/20/16	1,770,000	1,852,294
5.46%, 02/16/21	500,000	477,133
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	236,000	255,027
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	662,144
5.50%, 02/15/18	150,000	174,872
8.75%, 11/01/18	550,000	742,899
6.35%, 04/01/19	450,000	548,328
5.85%, 09/15/35	118,000	140,982
6.00%, 04/01/41	250,000	309,968
Verizon Global Funding Corp.
4.38%, 06/01/13	369,000	386,631
7.75%, 12/01/30	1,190,000	1,657,333
Virgin Media Secured Finance PLC,
6.50%, 01/15/18	125,000	132,813

		23,088,676

Electric Utilities 1.3%
Alabama Power Co.,
5.70%, 02/15/33	574,000	720,353
Ameren Energy Generating Co.,
Series F, 7.95%, 06/01/32	105,000	101,993
American Electric Power Co., Inc.,
5.25%, 06/01/15	192,000	210,210
Appalachian Power Co.,
Series L, 5.80%, 10/01/35	206,000	237,741
Arizona Public Service Co.,
5.50%, 09/01/35	215,000	247,326
Baltimore Gas & Electric Co.,
5.90%, 10/01/16	1,135,000	1,320,954
Cleveland Electric Illuminating Co. (The),
5.50%, 08/15/24	400,000	464,440

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc.
Series 02-B, 4.88%, 02/01/13	$124,000	$128,946
Series 05-C, 5.38%, 12/15/15	177,000	202,546
Series 08-A, 5.85%, 04/01/18	1,000,000	1,220,029
Series 03-A, 5.88%, 04/01/33	118,000	142,516
Duke Energy Carolinas LLC
3.90%, 06/15/21	100,000	109,745
4.25%, 12/15/41	300,000	313,874
Duke Energy Corp.,
5.05%, 09/15/19	1,200,000	1,361,466
Duke Energy Indiana, Inc.,
3.75%, 07/15/20	200,000	214,752
Duke Energy Ohio, Inc.,
Series A, 5.40%, 06/15/33	74,000	77,725
Edison International,
3.75%, 09/15/17	500,000	514,517
Entergy Corp.,
5.13%, 09/15/20	400,000	398,638
Exelon Corp.
4.90%, 06/15/15	413,000	444,999
5.63%, 06/15/35	836,000	899,916
FirstEnergy Corp.,
Series C, 7.38%, 11/15/31	663,000	815,342
Florida Power & Light Co.
4.85%, 02/01/13	147,000	153,357
5.85%, 02/01/33	100,000	125,942
5.95%, 10/01/33	77,000	98,481
5.40%, 09/01/35	130,000	156,231
5.65%, 02/01/37	450,000	565,686
4.13%, 02/01/42	250,000	257,907
Florida Power Corp.,
5.90%, 03/01/33	318,000	400,316
Great Plains Energy, Inc.,
4.85%, 06/01/21	100,000	104,823
LG&E and KU Energy LLC,
3.75%, 11/15/20	700,000	706,665
Metropolitan Edison Co.,
4.88%, 04/01/14	236,000	250,730
MidAmerican Energy Co.,
5.80%, 10/15/36	550,000	654,834
Nevada Power Co.,
5.45%, 05/15/41	150,000	178,211
Nisource Finance Corp.,
5.95%, 06/15/41	600,000	643,966
Oglethorpe Power Corp.,
5.25%, 09/01/50	200,000	228,810
Ohio Power Co.,
Series G, 6.60%, 02/15/33	236,000	302,548
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	692,000	790,736
4.55%, 12/01/41 (e)	150,000	153,361

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Pacific Gas & Electric Co.
4.80%, 03/01/14	$472,000	$506,914
3.50%, 10/01/20	300,000	313,259
6.25%, 03/01/39	600,000	773,276
PacifiCorp,
5.25%, 06/15/35	177,000	204,143
Progress Energy, Inc.
4.40%, 01/15/21	700,000	771,600
7.75%, 03/01/31	236,000	335,138
PSEG Power LLC
5.50%, 12/01/15	413,000	459,046
5.13%, 04/15/20	250,000	280,442
Public Service Co. of Colorado
Series 15, 5.50%, 04/01/14	251,000	277,083
3.20%, 11/15/20	250,000	259,330
Puget Sound Energy, Inc.,
5.48%, 06/01/35	147,000	173,366
Scottish Power Ltd.,
5.81%, 03/15/25	118,000	125,115
South Carolina Electric & Gas Co.
6.50%, 11/01/18	250,000	310,196
6.05%, 01/15/38	150,000	194,698
Southern California Edison Co.
6.00%, 01/15/34	177,000	228,085
Series 05-B, 5.55%, 01/15/36	436,000	538,633
Southern Co. (The),
Series A, 2.38%, 09/15/15	300,000	307,353
Southwestern Electric Power Co.,
Series E, 5.55%, 01/15/17	150,000	167,825
Tampa Electric Co.,
5.40%, 05/15/21	500,000	585,156
Union Electric Co.,
6.70%, 02/01/19	141,000	171,293
Virginia Electric and Power Co.,
Series A, 5.40%, 01/15/16	147,000	169,415
Westar Energy, Inc.,
6.00%, 07/01/14	265,000	290,557
Wisconsin Electric Power Co.
2.95%, 09/15/21	300,000	305,762
5.63%, 05/15/33	59,000	74,015

		23,742,332

Electrical Equipment 0.0%†
Emerson Electric Co.,
6.00%, 08/15/32	83,000	106,645

Electronic Equipment & Instruments 0.0%†
Ingram Micro, Inc.,
5.25%, 09/01/17	100,000	103,009

18	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services 0.4%
Anadarko Finance Co.,
Series B, 7.50%, 05/01/31	$298,000	$360,545
Baker Hughes, Inc.,
3.20%, 08/15/21 (e)	500,000	516,618
Ensco PLC,
4.70%, 03/15/21	500,000	520,703
Halliburton Co.,
6.70%, 09/15/38	400,000	542,545
Nabors Industries, Inc.,
5.00%, 09/15/20	500,000	509,750
Noble Holding International Ltd.,
4.63%, 03/01/21 (b)	500,000	522,065
Petrobras International Finance Co.,
3.88%, 01/27/16	750,000	772,658
Petrohawk Energy Corp.,
7.25%, 08/15/18	250,000	281,250
Petroleos Mexicanos,
5.50%, 01/21/21	275,000	298,375
Total Capital SA,
2.30%, 03/15/16	500,000	513,162
Transocean, Inc.
4.95%, 11/15/15	750,000	765,861
6.38%, 12/15/21	500,000	531,441
7.50%, 04/15/31	177,000	183,702
Weatherford International Ltd.
9.63%, 03/01/19	200,000	258,658
5.13%, 09/15/20 (b)	500,000	519,589

		7,096,922

Food & Staples Retailing 0.4%
Costco Wholesale Corp.,
5.50%, 03/15/17	850,000	1,015,228
CVS Caremark Corp.,
6.25%, 06/01/27	795,000	961,878
Kroger Co. (The)
7.50%, 04/01/31	257,000	335,256
5.40%, 07/15/40	200,000	215,469
Safeway, Inc.
5.63%, 08/15/14	177,000	191,552
3.40%, 12/01/16	650,000	666,618
5.00%, 08/15/19	200,000	213,373
3.95%, 08/15/20	100,000	98,753
Sysco Corp.,
5.38%, 09/21/35	106,000	132,625
Wal-Mart Stores, Inc.
3.20%, 05/15/14	900,000	950,486
3.63%, 07/08/20	500,000	547,986
3.25%, 10/25/20	500,000	534,659
7.55%, 02/15/30	118,000	172,311
5.25%, 09/01/35	708,000	846,902
5.00%, 10/25/40	250,000	294,234
5.63%, 04/15/41	475,000	613,890

		7,791,220

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products 0.4%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	$345,000	$427,641
5.38%, 09/15/35	147,000	172,904
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	88,000	92,107
4.10%, 03/15/16	400,000	414,210
Cadbury Schweppes US Finance LLC,
5.13%, 10/01/13 (e)	177,000	188,615
Campbell Soup Co.
4.88%, 10/01/13	236,000	252,593
4.25%, 04/15/21	100,000	111,576
ConAgra Foods, Inc.,
7.00%, 10/01/28	221,000	253,941
General Mills, Inc.
1.55%, 05/16/14	700,000	704,699
3.15%, 12/15/21	750,000	759,841
H.J. Heinz Finance Co.,
6.75%, 03/15/32	88,000	112,517
JM Smucker Co. (The),
3.50%, 10/15/21	200,000	204,609
Kellogg Co.
4.00%, 12/15/20	250,000	264,592
Series B, 7.45%, 04/01/31	147,000	200,467
Kraft Foods, Inc.
6.00%, 02/11/13	550,000	579,446
6.50%, 08/11/17	250,000	297,392
6.50%, 11/01/31	189,000	234,965
7.00%, 08/11/37	910,000	1,215,712
Sara Lee Corp.,
2.75%, 09/15/15	250,000	251,854
Unilever Capital Corp.
2.75%, 02/10/16	400,000	422,621
5.90%, 11/15/32	206,000	270,260

		7,432,562

Gas Utilities 0.1%
AGL Capital Corp.,
4.45%, 04/15/13	177,000	182,974
Atmos Energy Corp.
5.13%, 01/15/13	133,000	137,910
4.95%, 10/15/14	265,000	290,090
CenterPoint Energy Resources Corp.,
4.50%, 01/15/21	305,000	323,030
ONEOK Partners LP,
6.13%, 02/01/41	100,000	115,211
Southern Natural Gas Co.,
5.90%, 04/01/17 (e)	250,000	285,718

		1,334,933

Health Care Equipment & Supplies 0.2%
Baxter International, Inc.
4.63%, 03/15/15	77,000	85,150
1.85%, 01/15/17	500,000	503,886

2011 Annual Report	19

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Equipment & Supplies (continued)
5.38%, 06/01/18	$400,000	$469,688
Becton Dickinson and Co,
3.13%, 11/08/21	350,000	362,071
Boston Scientific Corp.
4.50%, 01/15/15	400,000	419,765
6.00%, 01/15/20	200,000	223,268
Covidien International Finance SA,
6.00%, 10/15/17	400,000	474,000
St. Jude Medical, Inc.,
2.50%, 01/15/16	300,000	309,452
Zimmer Holdings Inc,
3.38%, 11/30/21	200,000	201,673

		3,048,953

Health Care Providers & Services 0.4%
Aetna, Inc.
6.00%, 06/15/16	550,000	632,837
6.63%, 06/15/36	250,000	310,472
AmerisourceBergen Corp,
3.50%, 11/15/21	250,000	256,727
Aristotle Holding Inc,
6.13%, 11/15/41 (e)	150,000	162,178
Aristotle Holding, Inc.,
3.50%, 11/15/16 (e)	250,000	254,614
Cigna Corp.,
5.38%, 02/15/42	150,000	149,138
CIGNA Corp.,
4.50%, 03/15/21	300,000	308,568
Coventry Health Care, Inc.,
5.45%, 06/15/21	250,000	277,803
Express Scripts, Inc.,
3.13%, 05/15/16	350,000	351,940
Laboratory Corp of America Holdings,
3.13%, 05/15/16	150,000	155,817
McKesson Corp.,
6.00%, 03/01/41	250,000	319,541
Medco Health Solutions, Inc.
7.13%, 03/15/18	200,000	233,118
4.13%, 09/15/20	300,000	298,944
Medtronic, Inc.,
4.45%, 03/15/20	800,000	902,743
Quest Diagnostics, Inc.,
5.45%, 11/01/15	324,000	366,385
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	338,369
5.80%, 03/15/36	708,000	847,033
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	1,131,921
5.25%, 01/15/16	324,000	362,737
3.70%, 08/15/21	100,000	102,769
5.95%, 12/15/34	118,000	139,423

		7,903,077

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp.,
5.38%, 08/15/21	$150,000	$153,342
McDonald’s Corp.
5.35%, 03/01/18	360,000	430,163
4.88%, 07/15/40	250,000	298,322
Wyndham Worldwide Corp,
5.63%, 03/01/21	150,000	154,885
Yum! Brands, Inc.,
6.88%, 11/15/37	300,000	382,975

		1,419,687

Household Durables 0.0%†
Black & Decker Corp.,
4.75%, 11/01/14	230,000	249,915

Household Products 0.2%
Clorox Co. (The),
3.80%, 11/15/21	500,000	509,350
Colgate-Palmolive Co,
2.45%, 11/15/21	150,000	149,306
Energizer Holdings, Inc.,
4.70%, 05/19/21 (e)	75,000	78,930
Kimberly-Clark Corp.
4.88%, 08/15/15(b)	800,000	895,248
6.63%, 08/01/37	130,000	184,750
Procter & Gamble Co. (The)
1.80%, 11/15/15	250,000	258,158
4.85%, 12/15/15	177,000	202,289
1.45%, 08/15/16	250,000	252,931
5.80%, 08/15/34	545,000	717,892

		3,248,854

Industrial Conglomerates 0.2%
3M Co.,
5.70%, 03/15/37	415,000	557,367
Danaher Corp.
2.30%, 06/23/16	200,000	207,878
3.90%, 06/23/21	100,000	110,399
General Electric Co.
5.00%, 02/01/13	929,000	968,106
5.25%, 12/06/17	600,000	688,657
Tyco Electronics Group SA,
6.55%, 10/01/17	400,000	462,079
Tyco International Finance SA,
4.13%, 10/15/14	800,000	852,633

		3,847,119

Information Technology Services 0.1%
Fiserv, Inc.,
4.75%, 06/15/21	200,000	209,248
International Business Machines Corp.
1.00%, 08/05/13	600,000	604,724

20	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Information Technology Services (continued)
1.95%, 07/22/16	$150,000	$154,374
2.90%, 11/01/21	200,000	206,169
5.88%, 11/29/32	683,000	867,286
Western Union Co. (The),
6.20%, 11/17/36	300,000	319,206

		2,361,007

Insurance 0.8%
ACE INA Holdings, Inc.,
5.88%, 06/15/14	560,000	617,765
Aflac, Inc.,
6.45%, 08/15/40	200,000	211,822
AIG Life Holdings US, Inc.,
7.50%, 07/15/25	147,000	143,325
Allstate Corp. (The)
6.13%, 12/15/32	118,000	133,552
5.55%, 05/09/35	88,000	94,441
5.95%, 04/01/36	118,000	132,492
6.50%, 05/15/57 (a)	195,000	175,987
American International Group, Inc.
5.05%, 10/01/15	147,000	142,329
5.60%, 10/18/16	585,000	563,845
5.85%, 01/16/18	400,000	391,206
8.25%, 08/15/18	500,000	529,251
6.25%, 03/15/37	275,000	199,031
8.18%, 05/15/58 (a)	425,000	378,250
AON Corp.,
5.00%, 09/30/20	500,000	551,546
Berkshire Hathaway Finance Corp.,
4.85%, 01/15/15	1,504,000	1,666,037
Chubb Corp. (The)
6.00%, 05/11/37	315,000	379,833
6.38%, 03/29/67 (a)	400,000	395,000
CNA Financial Corp.,
5.75%, 08/15/21	500,000	510,214
Genworth Financial, Inc.
5.75%, 06/15/14 (b)	88,000	87,010
6.50%, 06/15/34	206,000	164,982
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	309,000	289,174
Lincoln National Corp.
4.85%, 06/24/21	100,000	101,878
6.15%, 04/07/36	440,000	441,938
Marsh & McLennan Cos., Inc.
5.75%, 09/15/15	43,000	47,621
4.80%, 07/15/21	600,000	656,740
MetLife, Inc.
5.50%, 06/15/14	265,000	289,108
4.75%, 02/08/21	350,000	378,628
5.70%, 06/15/35	159,000	177,467
6.40%, 12/15/36	500,000	473,126

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Nationwide Financial Services, Inc.,
6.75%, 05/15/37 (f)	$105,000	$90,825
Principal Financial Group Inc,
8.88%, 05/15/19	350,000	435,765
Progressive Corp. (The)
3.75%, 08/23/21	200,000	207,824
6.25%, 12/01/32	162,000	196,070
Prudential Financial, Inc.
Series B, 5.10%, 09/20/14	295,000	317,289
3.00%, 05/12/16	150,000	149,462
Series B, 5.75%, 07/15/33	147,000	146,207
6.63%, 06/21/40	500,000	552,349
Reinsurance Group of America, Inc.,
5.00%, 06/01/21	100,000	103,618
Travelers Cos., Inc. (The)
5.75%, 12/15/17	335,000	391,026
5.35%, 11/01/40	250,000	288,837
Travelers Property Casualty Corp.,
6.38%, 03/15/33	192,000	232,976
Willis Group Holdings PLC,
5.75%, 03/15/21	100,000	106,050
Willis North America, Inc.,
5.63%, 07/15/15	177,000	187,949
XL Group PLC,
5.25%, 09/15/14	779,000	823,804

		14,553,649

Internet & Catalog Retail 0.0%†
eBay, Inc.
0.88%, 10/15/13	250,000	250,768
3.25%, 10/15/20	200,000	201,888
Expedia, Inc.,
5.95%, 08/15/20	100,000	100,843

		553,499

Internet Software & Services 0.0%†
Google, Inc.
1.25%, 05/19/14	300,000	304,514
2.13%, 05/19/16	100,000	103,983

		408,497

Leisure Equipment & Products 0.0%†
Mattel Inc,
5.45%, 11/01/41	150,000	151,886

Life Sciences Tools & Services 0.1%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	150,000	155,635
PerkinElmer, Inc.,
5.00%, 11/15/21	150,000	151,784
Thermo Fisher Scientific, Inc.
2.05%, 02/21/14	100,000	102,417

2011 Annual Report	21

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Life Sciences Tools & Services (continued)
3.20%, 03/01/16	$400,000	$422,531
3.60%, 08/15/21	250,000	261,101

		1,093,468

Machinery 0.2%
Caterpillar, Inc.
1.38%, 05/27/14	500,000	505,845
3.90%, 05/27/21	500,000	548,929
7.30%, 05/01/31	100,000	145,080
6.05%, 08/15/36	177,000	228,736
Deere & Co.,
8.10%, 05/15/30	500,000	755,070
Dover Corp.
4.88%, 10/15/15	224,000	253,109
5.38%, 03/01/41	100,000	122,272
IDEX Corp,
4.20%, 12/15/21	300,000	304,232
Illinois Tool Works, Inc.,
4.88%, 09/15/41 (e)	200,000	227,567

		3,090,840

Media 1.0%
CBS Corp.
8.88%, 05/15/19	50,000	64,220
5.75%, 04/15/20	250,000	281,070
7.88%, 07/30/30	80,000	101,776
5.50%, 05/15/33	118,000	121,232
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22	118,000	168,138
Comcast Corp.
5.90%, 03/15/16	413,000	472,716
6.50%, 01/15/17	1,013,000	1,191,467
5.70%, 07/01/19	500,000	580,045
7.05%, 03/15/33	295,000	372,828
6.50%, 11/15/35	100,000	120,539
6.95%, 08/15/37	295,000	375,331
6.40%, 03/01/40	350,000	435,072
COX Communications, Inc.
5.45%, 12/15/14	354,000	392,949
5.50%, 10/01/15	383,000	430,964
DIRECTV Holdings LLC,
3.55%, 03/15/15	500,000	520,435
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.13%, 02/15/16	250,000	253,248
4.60%, 02/15/21	1,000,000	1,039,749
Discovery Communications LLC,
5.05%, 06/01/20	500,000	548,265
Grupo Televisa SA,
6.63%, 01/15/40	250,000	281,905
Historic TW, Inc.,
6.88%, 06/15/18	176,000	209,756

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
NBCUniversal Media LLC
4.38%, 04/01/21	$800,000	$844,277
5.95%, 04/01/41	200,000	235,083
News America, Inc.
5.30%, 12/15/14	367,000	399,707
8.00%, 10/17/16	118,000	145,549
4.50%, 02/15/21	250,000	262,127
7.28%, 06/30/28	77,000	87,368
6.55%, 03/15/33	300,000	326,674
6.20%, 12/15/34	245,000	263,385
6.65%, 11/15/37	150,000	169,940
6.15%, 02/15/41	250,000	288,148
Omnicom Group, Inc.
5.90%, 04/15/16	177,000	196,805
4.45%, 08/15/20	150,000	154,618
Thomson Reuters Corp.,
6.50%, 07/15/18	600,000	718,858
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	804,799
6.75%, 07/01/18	585,000	694,813
8.25%, 04/01/19	700,000	879,209
6.75%, 06/15/39	900,000	1,063,546
Time Warner, Inc.
7.63%, 04/15/31	777,000	1,003,014
7.70%, 05/01/32	582,000	759,327
5.38%, 10/15/41	200,000	216,638
Viacom, Inc.
3.88%, 12/15/21	600,000	612,521
6.88%, 04/30/36	324,000	405,504
Walt Disney Co. (The)
Series B, 6.20%, 06/20/14	413,000	467,773
3.75%, 06/01/21	500,000	549,768

		19,511,156

Metals & Mining 0.6%
Alcoa, Inc.
5.40%, 04/15/21	250,000	250,467
5.87%, 02/23/22	625,000	629,551
ArcelorMittal
6.13%, 06/01/18	1,510,000	1,491,219
5.50%, 03/01/21 (b)	200,000	183,582
Barrick Gold Corp.
1.75%, 05/30/14	500,000	504,929
2.90%, 05/30/16	125,000	128,293
Barrick Gold Finance Co.,
4.88%, 11/15/14	230,000	250,513
Barrick North America Finance LLC,
4.40%, 05/30/21	700,000	758,097
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	248,620
5.25%, 12/15/15	285,000	327,488
3.25%, 11/21/21	250,000	257,400

22	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Cliffs Natural Resources, Inc.
5.90%, 03/15/20	$350,000	$373,051
4.88%, 04/01/21	200,000	199,279
Kinross Gold Corp.,
5.13%, 09/01/21 (b)(e)	150,000	147,213
Newmont Mining Corp.
5.13%, 10/01/19	150,000	166,150
5.88%, 04/01/35	236,000	267,198
Placer Dome, Inc.,
6.38%, 03/01/33	139,000	167,212
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	295,000	320,191
5.75%, 06/01/35	206,000	243,554
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	500,000	510,044
3.50%, 11/02/20	450,000	459,947
4.13%, 05/20/21	500,000	537,493
Southern Copper Corp.,
6.75%, 04/16/40	250,000	250,154
Teck Resources Ltd.,
4.75%, 01/15/22	700,000	752,424
Vale Overseas Ltd.,
6.88%, 11/21/36	944,000	1,074,792

		10,498,861

Multiline Retail 0.2%
Kohl’s Corp,
4.00%, 11/01/21	650,000	665,954
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	250,000	279,368
6.90%, 04/01/29	75,000	82,488
6.70%, 07/15/34	150,000	165,565
Nordstrom, Inc.,
4.00%, 10/15/21	500,000	521,217
Target Corp.
6.00%, 01/15/18	500,000	609,181
7.00%, 07/15/31	174,000	234,703
6.35%, 11/01/32	313,000	397,449

		2,955,925

Multi-Utilities 0.2%
Dominion Resources, Inc.
8.88%, 01/15/19	250,000	331,760
5.20%, 08/15/19	200,000	230,879
Series E, 6.30%, 03/15/33	10,000	12,499
Series B, 5.95%, 06/15/35	251,000	298,730
Series C, 4.90%, 08/01/41	200,000	215,960
DTE Energy Co.,
6.35%, 06/01/16	913,000	1,057,263
MidAmerican Energy Holdings Co.,
6.50%, 09/15/37	250,000	313,908
Sempra Energy,
6.00%, 10/15/39	470,000	579,913

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities (continued)
Xcel Energy, Inc.
5.61%, 04/01/17	$248,000	$281,288
4.70%, 05/15/20	250,000	281,755
6.50%, 07/01/36	177,000	227,218

		3,831,173

Office Electronics 0.0%†
Xerox Corp.
6.35%, 05/15/18	250,000	281,615
4.50%, 05/15/21	250,000	253,366

		534,981

Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	113,355
6.38%, 09/15/17	100,000	115,913
6.45%, 09/15/36	531,000	605,394
Apache Corp.
7.63%, 07/01/19	59,000	76,119
3.63%, 02/01/21	500,000	538,124
5.10%, 09/01/40	100,000	116,875
Apache Finance Canada Corp.,
4.38%, 05/15/15	487,000	534,640
Baker Hughes, Inc.,
5.13%, 09/15/40	200,000	233,861
Boardwalk Pipelines LP,
5.20%, 06/01/18	88,000	93,694
Buckeye Partners LP,
4.88%, 02/01/21	250,000	263,138
Canadian Natural Resources Ltd.,
6.25%, 03/15/38	340,000	430,122
Cenovus Energy, Inc.,
5.70%, 10/15/19	770,000	903,182
Chevron Corp.,
3.95%, 03/03/14	585,000	625,598
ConocoPhillips
4.60%, 01/15/15	950,000	1,050,694
5.90%, 10/15/32	177,000	218,033
6.50%, 02/01/39	650,000	899,124
Consolidated Natural Gas Co.,
Series A, 5.00%, 12/01/14	1,069,000	1,171,483
Devon Energy Corp.
2.40%, 07/15/16	300,000	307,169
7.95%, 04/15/32	350,000	500,918
El Paso Natural Gas Co,
8.38%, 06/15/32	250,000	317,175
Enbridge Energy Partners LP,
4.20%, 09/15/21 (b)	700,000	730,999
Energy Transfer Partners LP
5.95%, 02/01/15	250,000	270,218
6.70%, 07/01/18	350,000	388,299
4.65%, 06/01/21	200,000	195,919
6.05%, 06/01/41	75,000	73,541

2011 Annual Report	23

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC
Series G, 5.60%, 10/15/14	$1,194,000	$1,308,226
3.20%, 02/01/16	250,000	258,820
4.05%, 02/15/22	250,000	254,716
6.13%, 10/15/39	285,000	318,336
6.45%, 09/01/40	250,000	291,532
EOG Resources, Inc.
5.63%, 06/01/19	130,000	153,622
4.10%, 02/01/21	400,000	435,618
EQT Corp,
4.88%, 11/15/21	250,000	252,361
Hess Corp.
7.30%, 08/15/31	354,000	454,266
5.60%, 02/15/41	250,000	279,318
Kern River Funding Corp.,
4.89%, 04/30/18 (e)	54,829	59,933
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50,000	51,986
6.85%, 02/15/20	935,000	1,099,395
5.80%, 03/15/35	206,000	212,272
6.38%, 03/01/41	250,000	281,811
Marathon Oil Corp.,
6.80%, 03/15/32	118,000	144,048
Marathon Petroleum Corp,
5.13%, 03/01/21	600,000	626,803
Noble Energy, Inc.
4.15%, 12/15/21	600,000	620,696
6.00%, 03/01/41	150,000	173,544
NuStar Logistics LP,
4.80%, 09/01/20	200,000	208,286
Occidental Petroleum Corp.,
3.13%, 02/15/22	600,000	615,508
ONEOK Partners LP,
3.25%, 02/01/16	800,000	823,474
Pemex Project Funding Master Trust,
6.63%, 06/15/35	1,074,000	1,217,648
Petrobras International Finance Co.,
5.75%, 01/20/20	1,425,000	1,524,921
Plains All American Pipeline LP/PAA Finance Corp.
5.63%, 12/15/13	330,000	352,593
3.95%, 09/15/15	200,000	211,787
Shell International Finance BV
4.00%, 03/21/14	1,000,000	1,074,840
6.38%, 12/15/38	820,000	1,128,575
Spectra Energy Capital LLC,
6.75%, 02/15/32	327,000	384,568
Statoil ASA,
3.13%, 08/17/17	250,000	263,675
Texas Gas Transmission LLC,
4.60%, 06/01/15	177,000	188,532
Total Capital Canada Ltd.,
1.63%, 01/28/14	500,000	508,416

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	$250,000	$269,802
Valero Energy Corp.
7.50%, 04/15/32	118,000	138,066
6.63%, 06/15/37	455,000	487,868
Williams Partners LP
5.25%, 03/15/20	500,000	553,484
6.30%, 04/15/40	150,000	182,894
Williams Partners LP/Williams Partners Finance Corp.,
7.25%, 02/01/17	150,000	177,951

		28,363,778

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA,
5.13%, 07/09/13	177,000	184,664
Domtar Corp.,
10.75%, 06/01/17	50,000	63,000
Georgia-Pacific LLC,
8.88%, 05/15/31	250,000	343,641
International Paper Co.
5.30%, 04/01/15	206,000	222,788
9.38%, 05/15/19	665,000	864,143
6.00%, 11/15/41	500,000	542,807

		2,221,043

Pharmaceuticals 0.9%
Abbott Laboratories
5.88%, 05/15/16	481,000	564,265
6.00%, 04/01/39	1,040,000	1,321,266
AstraZeneca PLC
5.40%, 06/01/14	295,000	326,464
5.90%, 09/15/17	400,000	483,161
6.45%, 09/15/37	200,000	269,765
Bristol-Myers Squibb Co.,
5.25%, 08/15/13	1,425,000	1,532,432
Eli Lilly & Co.
4.20%, 03/06/14	1,000,000	1,071,469
7.13%, 06/01/25	118,000	163,413
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	1,700,000	1,799,156
5.38%, 04/15/34	201,000	239,700
Johnson & Johnson
1.20%, 05/15/14	600,000	609,260
2.95%, 09/01/20	200,000	213,015
4.95%, 05/15/33	663,000	794,037
Merck & Co., Inc.
4.75%, 03/01/15	354,000	395,274
6.40%, 03/01/28	74,000	96,499
5.95%, 12/01/28	162,000	202,968
Novartis Capital Corp.,
4.13%, 02/10/14	1,000,000	1,069,923

24	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	$470,000	$552,369
Pfizer, Inc.
4.65%, 03/01/18	265,000	302,309
7.20%, 03/15/39	525,000	775,047
Pharmacia Corp.,
6.60%, 12/01/28	177,000	231,501
Sanofi,
2.63%, 03/29/16	500,000	521,364
Schering-Plough Corp.,
5.30%, 12/01/13	1,400,000	1,521,829
Teva Pharmaceutical Finance Co BV,
Series 2, 3.65%, 11/10/21	69,000	70,182
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	142,000	172,590
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	181,000	184,101
Wyeth
5.50%, 02/15/16	634,000	737,332
6.50%, 02/01/34	206,000	278,668

		16,499,359

Real Estate Investment Trusts (REITs) 0.4%
Boston Properties LP
5.00%, 06/01/15	590,000	638,953
5.63%, 11/15/20	465,000	518,952
Camden Property Trust,
5.00%, 06/15/15	147,000	156,127
CommonWealth REIT,
5.75%, 02/15/14	177,000	181,084
Digital Realty Trust LP,
5.25%, 03/15/21	250,000	250,468
ERP Operating LP
5.25%, 09/15/14	472,000	502,302
5.38%, 08/01/16	295,000	320,945
HCP, Inc.
6.00%, 01/30/17	472,000	510,702
5.38%, 02/01/21	200,000	209,677
Health Care REIT, Inc.
6.00%, 11/15/13	177,000	185,723
5.25%, 01/15/22	400,000	391,881
Hospitality Properties Trust,
6.75%, 02/15/13	745,000	757,027
Kilroy Realty LP,
4.80%, 07/15/18	300,000	296,308
ProLogis LP,
6.63%, 05/15/18	600,000	651,622
Simon Property Group LP
5.10%, 06/15/15	531,000	580,218
6.10%, 05/01/16	413,000	469,433
5.65%, 02/01/20	250,000	286,514

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.,
4.25%, 06/01/18	$100,000	$103,439
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 06/01/21	150,000	144,772

		7,156,147

Road & Rail 0.3%
Burlington Northern Santa Fe LLC
7.95%, 08/15/30	206,000	293,817
5.05%, 03/01/41	500,000	554,479
Canadian Pacific Railway Ltd,
4.50%, 01/15/22	350,000	354,961
CSX Corp.
5.50%, 08/01/13	507,000	538,435
7.38%, 02/01/19	400,000	498,570
3.70%, 10/30/20	300,000	305,812
5.50%, 04/15/41	150,000	169,905
Norfolk Southern Corp.
5.90%, 06/15/19 (b)	400,000	486,033
3.25%, 12/01/21	1,000,000	1,014,684
5.59%, 05/17/25	84,000	97,033
Union Pacific Corp.
5.13%, 02/15/14	600,000	649,121
6.25%, 05/01/34	236,000	295,940

		5,258,790

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc.,
4.30%, 06/15/21	400,000	424,785
Broadcom Corp,
2.70%, 11/01/18	100,000	101,102
Intel Corp.,
4.80%, 10/01/41	600,000	672,424
Texas Instruments, Inc.,
1.38%, 05/15/14	250,000	253,111

		1,451,422

Software 0.2%
Microsoft Corp.
2.95%, 06/01/14	420,000	446,154
2.50%, 02/08/16	250,000	265,442
3.00%, 10/01/20	500,000	531,929
4.50%, 10/01/40	300,000	338,560
Oracle Corp.
3.75%, 07/08/14	1,210,000	1,301,326
5.25%, 01/15/16	72,000	83,138
5.00%, 07/08/19	200,000	235,801
5.38%, 07/15/40	600,000	730,966

		3,933,316

2011 Annual Report	25

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Sovereign 0.1%
Export Development Canada,
1.50%, 05/15/14 (b)	$600,000	$613,039
Japan Finance Corp.
Series DTC, 2.88%, 02/02/15	300,000	316,203
Series DTC, 2.50%, 01/21/16 (b)	500,000	523,691
2.50%, 05/18/16	200,000	209,138
2.25%, 07/13/16	225,000	231,175

		1,893,246

Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/20	500,000	512,257
Best Buy Co., Inc.,
5.50%, 03/15/21	200,000	191,316
Gap, Inc. (The),
5.95%, 04/12/21	150,000	143,070
Home Depot, Inc. (The)
5.40%, 03/01/16	590,000	681,431
5.88%, 12/16/36	300,000	376,465
5.95%, 04/01/41	150,000	193,529
Lowe’s Cos., Inc.
6.50%, 03/15/29	236,000	290,016
5.80%, 10/15/36	300,000	347,305

		2,735,389

Supranational 0.0%†
Corp. Andina de Fomento,
3.75%, 01/15/16	250,000	253,852
Svensk Exportkredit AB,
1.75%, 10/20/15 (b)	500,000	490,986

		744,838

Textiles, Apparel & Luxury Goods 0.0%†
VF Corp.,
3.50%, 09/01/21	200,000	207,760

Thrifts & Mortgage Finance 0.0%†
Abbey National Treasury Services PLC,
4.00%, 04/27/16	200,000	179,431

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	800,000	1,076,331
9.25%, 08/06/19	700,000	939,929
10.20%, 02/06/39	250,000	389,030
Lorillard Tobacco Co.,
3.50%, 08/04/16	350,000	354,019
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	473,129
6.38%, 05/16/38	460,000	599,699

		3,832,137

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services 0.3%
America Movil SAB de CV
5.75%, 01/15/15	$295,000	$326,563
5.00%, 03/30/20	500,000	552,386
6.38%, 03/01/35	177,000	215,306
6.13%, 03/30/40	350,000	416,135
American Tower REIT, Inc.,
5.05%, 09/01/20	500,000	500,904
AT&T Mobility LLC,
7.13%, 12/15/31	413,000	534,485
Cellco Partnership/Verizon Wireless Capital LLC,
7.38%, 11/15/13	1,000,000	1,113,440
Vodafone Group PLC
5.00%, 12/16/13	664,000	712,470
4.15%, 06/10/14	865,000	917,172
2.88%, 03/16/16	400,000	415,042
7.88%, 02/15/30	206,000	299,199

		6,003,102

Total Corporate Bonds (cost $359,798,577)		383,827,748

Municipal Bonds 0.9%
California 0.3%
Bay Area Toll Authority
Series S1,6.79%, 04/01/30	250,000	296,753
Series F-2,6.26%, 04/01/49	250,000	326,180
Los Angeles Community College District,
6.75%, 08/01/49	300,000	382,152
Los Angeles Department of Water & Power,
6.57%, 07/01/45	500,000	634,770
Los Angeles Unified School District,
6.76%, 07/01/34	420,000	521,237
Santa Clara Valley Transportation Authority,
5.88%, 04/01/32	200,000	234,798
State of California
5.25%, 04/01/14	500,000	534,025
5.45%, 04/01/15	300,000	327,261
7.55%, 04/01/39	1,410,000	1,724,035
University of California,
5.95%, 05/15/45	500,000	565,570

		5,546,781

Connecticut 0.0%†
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	612,065

26	Annual Report 2011

Municipal Bonds (continued)

	Principal Amount	Market Value

Georgia 0.1%
Municipal Electric Authority of Georgia,
6.66%, 04/01/57	$1,000,000	$1,027,960

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	583,545
State of Illinois
5.88%, 03/01/19	200,000	215,334
4.95%, 06/01/23	160,000	155,957
5.10%, 06/01/33	1,445,000	1,311,540

		2,266,376

Massachusetts 0.0%†
Commonwealth of Massachusetts,
Series E, 4.20%, 12/01/21	500,000	551,480

New Jersey 0.1%
New Jersey Economic Development Authority
Series B,0.00%, 02/15/20	650,000	432,061
Series A,7.43%, 02/15/29	125,000	152,234
New Jersey State Turnpike Authority,
Series F, 7.41%, 01/01/40	790,000	1,132,844
Rutgers-State University of New Jersey,
Series H, 5.67%, 05/01/40	250,000	301,010

		2,018,149

New York 0.2%
Metropolitan Transportation Authority,
7.34%, 11/15/39	760,000	1,064,502
New York City Municipal Water Finance Authority,
5.44%, 06/15/43	250,000	285,382
New York City Transitional Finance Authority,
5.57%, 11/01/38	500,000	580,225
New York State Urban Development Corp,
5.84%, 03/15/40	450,000	529,897
Port Authority of New York & New Jersey,
6.04%, 12/01/29	620,000	751,366

		3,211,372

Ohio 0.0%†
Northeast Regional Sewer District,
6.04%, 11/15/40	300,000	332,862

Municipal Bonds (continued)

	Principal Amount	Market Value

Pennsylvania 0.0%†
Commonwealth of Pennsylvania,
Series B, 5.85%, 07/15/30	$500,000	$559,635

Puerto Rico 0.0%†
Government Development Bank for Puerto Rico,
Series B, 3.67%, 05/01/14	300,000	303,255

Texas 0.1%
Dallas Area Rapid Transit,
6.00%, 12/01/44	500,000	635,885
Texas Transportation Commission,
Series B, 5.18%, 04/01/30	150,000	174,253

		810,138

Total Municipal Bonds (cost $15,184,146)		17,240,073

Sovereign Bonds 2.7%
BRAZIL 0.2%
Brazilian Government International Bond
10.50%, 07/14/14	700,000	861,000
7.13%, 01/20/37	2,105,000	2,904,900

		3,765,900

CANADA 0.4%
Canada Government International Bond,
2.38%, 09/10/14	320,000	336,042
Province of British Columbia Canada,
4.30%, 05/30/13	159,000	167,288
Province of Nova Scotia Canada,
5.13%, 01/26/17	885,000	1,030,548
Province of Ontario Canada
4.38%, 02/15/13 (b)	428,000	445,144
4.10%, 06/16/14	2,470,000	2,654,101
4.50%, 02/03/15	667,000	732,423
4.75%, 01/19/16	295,000	331,986
2.30%, 05/10/16	500,000	514,901
3.00%, 07/16/18	250,000	262,934
Province of Quebec Canada
4.60%, 05/26/15	354,000	393,938
3.50%, 07/29/20	400,000	428,349
7.50%, 09/15/29	578,000	864,819

		8,162,473

CHILE 0.0%†
Chile Government International Bond,
5.50%, 01/15/13	177,000	185,232

2011 Annual Report	27

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

CHINA 0.0%†
China Government International Bond,
4.75%, 10/29/13	$295,000	$312,407

COLOMBIA 0.1%
Colombia Government International Bond
7.38%, 03/18/19	900,000	1,134,000
4.38%, 07/12/21	300,000	322,500
7.38%, 09/18/37	225,000	316,125

		1,772,625

ITALY 0.1%
Italian Republic
4.38%, 06/15/13	560,000	550,794
4.50%, 01/21/15	938,000	893,268
4.75%, 01/25/16 (b)	413,000	384,617
6.88%, 09/27/23	251,000	241,813
5.38%, 06/15/33	541,000	456,556

		2,527,048

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	643,000	671,935
5.63%, 01/15/17	300,000	345,000
5.13%, 01/15/20	1,000,000	1,142,500
6.75%, 09/27/34	1,246,000	1,622,915
5.75%, 10/12/10	200,000	213,000

		3,995,350

PANAMA 0.1%
Panama Government International Bond,
5.20%, 01/30/20	1,000,000	1,132,500

PERU 0.1%
Peru Government International Bond,
7.13%, 03/30/19	1,840,000	2,313,800

POLAND 0.1%
Poland Government International Bond
5.00%, 10/19/15	224,000	236,634
6.38%, 07/15/19	250,000	276,875
5.13%, 04/21/21	200,000	203,500
5.00%, 03/23/22	300,000	301,500

		1,018,509

Sovereign Bonds (continued)

	Principal Amount	Market Value

SOUTH AFRICA 0.0%†
South Africa Government International Bond
6.50%, 06/02/14	$206,000	$225,570
6.25%, 03/08/41	200,000	232,500

		458,070

SOUTH KOREA 0.1%
Republic of Korea,
4.25%, 06/01/13	708,000	731,995

SUPRANATIONAL 1.3%
African Development Bank,
2.50%, 03/15/16	500,000	530,150
Asian Development Bank,
2.63%, 02/09/15 (b)	3,710,000	3,911,794
Council Of Europe Development Bank,
1.50%, 01/15/15 (b)	200,000	200,816
European Bank for Reconstruction & Development,
2.50%, 03/15/16	500,000	526,806
European Investment Bank
4.25%, 07/15/13	3,000,000	3,140,169
3.00%, 04/08/14	1,260,000	1,305,786
4.63%, 05/15/14	895,000	963,715
3.13%, 06/04/14	450,000	469,276
1.13%, 08/15/14	600,000	597,190
4.63%, 10/20/15	2,325,000	2,576,758
2.50%, 05/16/16	900,000	930,631
5.13%, 09/13/16 (b)	350,000	402,650
1.25%, 10/14/16	750,000	734,974
5.13%, 05/30/17	325,000	377,907
4.00%, 02/16/21 (b)	500,000	545,321
Inter-American Development Bank
3.00%, 04/22/14	275,000	289,996
2.25%, 07/15/15 (b)	750,000	786,685
5.13%, 09/13/16	235,000	277,121
1.75%, 08/24/18	300,000	303,315
6.80%, 10/15/25	413,000	592,747
International Bank for Reconstruction & Development
1.13%, 08/25/14 (b)	1,600,000	1,626,046
7.63%, 01/19/23	973,000	1,399,869
International Finance Corp.
2.25%, 04/11/16	300,000	316,391
1.13%, 11/23/16	1,025,000	1,028,544

		23,834,657

Total Sovereign Bonds (cost $47,218,139)		50,210,566

28	Annual Report 2011

U.S. Government Mortgage Backed Agencies 31.7%

	Principal Amount	Market Value

Fannie Mae Pool
Pool# 822023 5.50%, 07/01/20	$10,515	$11,443
Pool# 826869 5.50%, 08/01/20	416,457	456,189
Pool# 835228 5.50%, 08/01/20	8,241	9,058
Pool# 825811 5.50%, 09/01/20	8,782	9,653
Pool# 832837 5.50%, 09/01/20	348,721	381,990
Pool# 839585 5.50%, 09/01/20	36,672	39,908
Pool# 811505 5.50%, 10/01/20	22,371	24,589
Pool# 829704 5.50%, 10/01/20	29,296	31,880
Pool# 838565 5.50%, 10/01/20	401,700	441,530
Pool# 838566 5.50%, 10/01/20	14,852	16,269
Pool# 840102 5.50%, 10/01/20	258,683	284,332
Pool# 841947 5.50%, 10/01/20	14,920	16,236
Pool# 843102 5.50%, 10/01/20	10,212	11,225
Pool# 839100 5.50%, 11/01/20	9,325	10,148
Pool# 840808 5.50%, 11/01/20	11,615	12,640
Pool# 847832 5.50%, 11/01/20	18,172	19,775
Pool# 847920 5.50%, 11/01/20	372,482	408,018
Pool# 830670 5.50%, 12/01/20	18,785	20,648
Pool# 866142 5.50%, 01/01/21	36,023	39,460
Pool# 788210 5.50%, 02/01/21	146,940	160,017
Pool# 837194 5.50%, 02/01/21	5,936	6,460
Pool# 867183 5.50%, 02/01/21	50,850	55,240
Pool# 811558 5.50%, 03/01/21	372,634	407,021
Pool# 870296 5.50%, 03/01/21	4,200	4,563
Pool# 878120 5.50%, 04/01/21	18,434	20,262
Pool# 878121 5.50%, 04/01/21	22,747	24,917

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 811559 5.50%, 05/01/21	$139,472	$151,514
Pool# 879115 5.50%, 05/01/21	48,779	52,991
Pool# 883922 5.50%, 05/01/21	287,382	314,799
Pool# 885440 5.50%, 05/01/21	8,199	9,013
Pool# 845489 5.50%, 06/01/21	4,595	4,992
Pool# 880950 5.50%, 07/01/21	163,610	177,736
Pool# 870092 5.50%, 08/01/21	6,166	6,698
Pool# 896599 5.50%, 08/01/21	4,936	5,362
Pool# 896605 5.50%, 08/01/21	5,261	5,715
Pool# 903350 5.00%, 10/01/21	20,414	22,043
Pool# 894126 5.50%, 10/01/21	4,640	5,040
Pool# 902789 5.50%, 11/01/21	212,899	231,281
Pool# 901509 5.00%, 12/01/21	21,847	23,590
Pool# 906708 5.00%, 12/01/21	291,632	314,899
Pool# 905586 5.50%, 12/01/21	252,495	274,296
Pool# 906205 5.50%, 01/01/22	8,864	9,630
Pool# 906317 5.50%, 01/01/22	11,433	12,414
Pool# 928106 5.50%, 02/01/22	287,535	312,210
Pool# 913889 5.50%, 03/01/22	210,600	228,784
Pool# 914385 5.50%, 03/01/22	6,364	6,910
Pool# 913323 5.50%, 04/01/22	14,125	15,337
Pool# 913331 5.50%, 05/01/22	15,382	16,702
Pool# 899438 5.50%, 06/01/22	249,937	271,386
Pool# 939673 5.50%, 06/01/22	40,860	44,366
Pool# 928711 6.00%, 09/01/22	502,406	544,307
Pool# AA2549 4.00%, 04/01/24	2,047,547	2,160,105

2011 Annual Report	29

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 934863 4.00%, 06/01/24	$4,029,768	$4,251,294
Pool# AC1374 4.00%, 08/01/24	1,073,332	1,149,442
Pool# AC1529 4.50%, 09/01/24	3,789,507	4,041,050
Pool# AD0244 4.50%, 10/01/24	450,689	480,605
Pool# AD4089 4.50%, 05/01/25	3,149,625	3,358,693
Pool# 890216 4.50%, 07/01/25	900,407	960,175
Pool# AB1609 4.00%, 10/01/25	1,984,291	2,093,372
Pool# AH1361 3.50%, 12/01/25	940,138	990,187
Pool# AH1518 3.50%, 12/01/25	870,611	911,245
Pool# AH2717 3.50%, 01/01/26	1,669,557	1,747,480
Pool# AH5611 3.00%, 02/01/26	939,144	971,505
Pool# AH5616 3.50%, 02/01/26	3,635,012	3,804,668
Pool# AJ4093 3.50%, 10/01/26	2,974,619	3,113,453
Pool# 930770 4.50%, 03/01/29	1,264,604	1,353,298
Pool# 930998 4.50%, 04/01/29	792,383	847,957
Pool# AH1515 4.00%, 12/01/30	2,391,619	2,527,329
Pool# AD0716 6.50%, 12/01/30	7,486,852	8,558,672
Pool# AB2121 4.00%, 01/01/31	360,517	380,974
Pool# MA0641 4.00%, 02/01/31	1,854,449	1,959,678
Pool# 560868 7.50%, 02/01/31	895	925
Pool# 607212 7.50%, 10/01/31	42,049	50,208
Pool# 607559 6.50%, 11/01/31	1,099	1,251
Pool# 607632 6.50%, 11/01/31	272	310
Pool# 545556 7.00%, 04/01/32	23,528	27,357
Pool# 545605 7.00%, 05/01/32	30,666	35,948
Pool# 651361 7.00%, 07/01/32	16,812	19,489

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 661664 7.50%, 09/01/32	$20,373	$21,125
Pool# 689741 5.50%, 02/01/33	98,722	107,918
Pool# 656559 6.50%, 02/01/33	185,701	210,970
Pool# 555346 5.50%, 04/01/33	370,033	407,165
Pool# 713560 5.50%, 04/01/33	38,007	41,548
Pool# 694846 6.50%, 04/01/33	27,674	31,359
Pool# 701261 7.00%, 04/01/33	2,116	2,445
Pool# 555421 5.00%, 05/01/33	12,033,150	13,013,149
Pool# 555684 5.50%, 07/01/33	88,051	96,253
Pool# 720087 5.50%, 07/01/33	2,646,698	2,893,265
Pool# 728721 5.50%, 07/01/33	228,455	249,738
Pool# 743235 5.50%, 10/01/33	152,088	167,017
Pool# 750229 6.50%, 10/01/33	140,240	159,382
Pool# 755872 5.50%, 12/01/33	1,787,285	1,953,789
Pool# 725221 5.50%, 01/01/34	46,747	51,102
Pool# 725223 5.50%, 03/01/34	4,927	5,386
Pool# 725228 6.00%, 03/01/34	3,576,685	3,988,357
Pool# 725425 5.50%, 04/01/34	3,072,188	3,370,190
Pool# 725423 5.50%, 05/01/34	251,819	275,279
Pool# 725594 5.50%, 07/01/34	1,125,435	1,229,577
Pool# 788027 6.50%, 09/01/34	141,681	160,016
Pool# 807310 7.00%, 11/01/34	16,659	19,180
Pool# 735141 5.50%, 01/01/35	3,819,447	4,172,881
Pool# 889852 5.50%, 05/01/35	93,059	101,728
Pool# 995203 5.00%, 07/01/35	9,667,465	10,454,798
Pool# 256023 6.00%, 12/01/35	3,149,768	3,483,558

30	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 889745 5.50%, 06/01/36	$46,058	$50,348
Pool# 888635 5.50%, 09/01/36	1,237,792	1,353,105
Pool# 907252 7.00%, 12/01/36	271,895	310,489
Pool# 923834 7.00%, 04/01/37	268,626	306,814
Pool# 925172 7.00%, 08/01/37	154,122	176,032
Pool# 995050 6.00%, 09/01/37	10,452,867	11,531,188
Pool# 947831 7.00%, 10/01/37	285,090	325,618
Pool# 955194 7.00%, 11/01/37	671,117	766,522
Pool# 928940 7.00%, 12/01/37	220,785	252,172
Pool# 257137 7.00%, 03/01/38	13,220	15,092
Pool# 974965 5.00%, 04/01/38	9,436,589	10,200,696
Pool# 257409 7.00%, 10/01/38	367,670	419,740
Pool# 990810 7.00%, 10/01/38	549,523	627,348
Pool# 934986 4.00%, 02/01/39	1,004,132	1,055,776
Pool# AA6013 4.50%, 05/01/39	7,948,686	8,465,190
Pool# 190396 4.50%, 06/01/39	8,726,612	9,293,665
Pool# AA9611 4.00%, 07/01/39	4,999,243	5,256,362
Pool# AA9809 4.50%, 07/01/39	9,977,761	10,626,114
Pool# AC0397 4.50%, 07/01/39	2,252,748	2,399,132
Pool# 994002 4.00%, 08/01/39	4,633,940	4,880,235
Pool# AC1454 4.00%, 08/01/39	6,338,123	6,664,102
Pool# AC1921 4.00%, 09/01/39	2,854,953	3,001,787
Pool# AC2651 4.00%, 10/01/39	1,850,233	1,945,393
Pool# AC7249 4.00%, 11/01/39	2,754,918	2,896,607
Pool# AC9890 3.28%, 04/01/40 (a)	8,692,794	9,088,148
Pool# AC9895 3.29%, 04/01/40 (a)	5,703,566	5,964,176

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# AD2888 4.50%, 04/01/40	$3,359,436	$3,577,731
Pool# AD7992 4.50%, 07/01/40	3,367,765	3,586,602
Pool# AD8522 4.00%, 08/01/40	749,358	787,898
Pool# AB1388 4.50%, 08/01/40	4,764,959	5,074,585
Pool# AD9153 4.50%, 08/01/40	4,927,055	5,247,214
Pool# AD8536 5.00%, 08/01/40	2,381,678	2,575,646
Pool# AB1500 4.00%, 09/01/40	1,000,814	1,052,288
Pool# MA0514 4.00%, 09/01/40	807,235	848,752
Pool# AB1735 3.50%, 11/01/40	49,376	50,825
Pool# MA0583 4.00%, 12/01/40	1,755,106	1,845,373
Pool# 932888 3.50%, 01/01/41	633,719	654,097
Pool# 932891 3.50%, 01/01/41	101,572	104,743
Pool# AB2066 3.50%, 01/01/41	1,205,507	1,243,143
Pool# AB2067 3.50%, 01/01/41	1,196,700	1,232,565
Pool# AB2068 3.50%, 01/01/41	696,284	716,716
Pool# AE6392 4.00%, 02/01/41	1,859,490	1,955,707
Pool# AJ1249 3.31%, 09/01/41 (a)	2,246,806	2,341,364
Pool# AL0761 5.00%, 09/01/41	987,009	1,068,935
Fannie Mae Pool TBA
3.00%, 01/25/27	3,000,000	3,097,969
3.50%, 01/25/27	2,000,000	2,091,250
4.00%, 01/25/27	7,000,000	7,381,718
4.50%, 01/25/27	3,000,000	3,197,813
5.00%, 01/25/27	5,900,000	6,344,344
3.50%, 01/25/42	2,000,000	2,056,875
4.00%, 01/25/42	8,000,000	8,403,750
4.50%, 01/25/42	11,000,000	11,704,687
5.00%, 01/25/42	4,000,000	4,321,250
5.50%, 01/25/42	4,000,000	4,355,625
6.00%, 01/25/42	5,000,000	5,505,469
Freddie Mac Gold Pool
Pool# M80981 4.50%, 07/01/12	37,670	38,462
Pool# E00507 7.50%, 09/01/12	183	186

2011 Annual Report	31

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# G10749 6.00%, 10/01/12	$4,312	$4,676
Pool# M81009 4.50%, 02/01/13	24,400	24,967
Pool# E69050 6.00%, 02/01/13	6,259	6,787
Pool# E72896 7.00%, 10/01/13	3,715	3,878
Pool# G11612 6.00%, 04/01/14	13	13
Pool# E00677 6.00%, 06/01/14	20,264	21,517
Pool# E00802 7.50%, 02/01/15	12,961	13,827
Pool# G11001 6.50%, 03/01/15	7,471	7,942
Pool# G11003 7.50%, 04/01/15	701	746
Pool# G11164 7.00%, 05/01/15	2,280	2,428
Pool# E81396 7.00%, 10/01/15	425	458
Pool# E81394 7.50%, 10/01/15	4,797	5,118
Pool# E84097 6.50%, 12/01/15	2,352	2,542
Pool# E00938 7.00%, 01/01/16	6,635	7,158
Pool# E82132 7.00%, 01/01/16	1,381	1,489
Pool# E82815 6.00%, 03/01/16	2,640	2,863
Pool# E83231 6.00%, 04/01/16	1,386	1,506
Pool# E83233 6.00%, 04/01/16	3,258	3,539
Pool# G11972 6.00%, 04/01/16	75,949	82,366
Pool# E00975 6.00%, 05/01/16	18,840	20,084
Pool# E83355 6.00%, 05/01/16	4,381	4,760
Pool# E83636 6.00%, 05/01/16	8,034	8,728
Pool# E83933 6.50%, 05/01/16	319	350
Pool# E00985 6.00%, 06/01/16	10,533	11,234
Pool# E00987 6.50%, 06/01/16	9,797	10,722
Pool# E84236 6.50%, 06/01/16	2,904	3,191

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# E00996 6.50%, 07/01/16	$1,257	$1,365
Pool# E84912 6.50%, 08/01/16	7,874	8,651
Pool# E85117 6.50%, 08/01/16	3,142	3,453
Pool# E85387 6.00%, 09/01/16	7,121	7,736
Pool# E85800 6.50%, 10/01/16	2,932	3,222
Pool# E86183 6.00%, 11/01/16	1,618	1,758
Pool# E01083 7.00%, 11/01/16	2,806	3,051
Pool# G11207 7.00%, 11/01/16	6,548	7,058
Pool# E86533 6.00%, 12/01/16	4,939	5,366
Pool# E01095 6.00%, 01/01/17	4,770	5,101
Pool# E87584 6.00%, 01/01/17	3,509	3,812
Pool# E86995 6.50%, 01/01/17	12,163	13,364
Pool# E87291 6.50%, 01/01/17	17,513	19,242
Pool# E87446 6.50%, 01/01/17	2,671	2,934
Pool# E88076 6.00%, 02/01/17	5,821	6,334
Pool# E01127 6.50%, 02/01/17	7,340	8,021
Pool# E88055 6.50%, 02/01/17	29,465	32,392
Pool# E88106 6.50%, 02/01/17	19,910	21,876
Pool# E01137 6.00%, 03/01/17	7,206	7,717
Pool# E88134 6.00%, 03/01/17	2,218	2,414
Pool# E88474 6.00%, 03/01/17	5,946	6,471
Pool# E88768 6.00%, 03/01/17	13,249	14,393
Pool# E01138 6.50%, 03/01/17	4,656	5,088
Pool# E01139 6.00%, 04/01/17	33,410	35,799
Pool# E88729 6.00%, 04/01/17	5,404	5,881
Pool# E89149 6.00%, 04/01/17	6,886	7,493

32	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# E89151 6.00%, 04/01/17	$6,289	$6,844
Pool# E89217 6.00%, 04/01/17	6,063	6,598
Pool# E89222 6.00%, 04/01/17	28,228	30,719
Pool# E89347 6.00%, 04/01/17	2,240	2,437
Pool# E89496 6.00%, 04/01/17	4,802	5,239
Pool# E89203 6.50%, 04/01/17	4,169	4,581
Pool# E01140 6.00%, 05/01/17	29,672	31,795
Pool# E89530 6.00%, 05/01/17	18,874	20,539
Pool# E89746 6.00%, 05/01/17	49,301	53,652
Pool# E89788 6.00%, 05/01/17	5,254	5,718
Pool# E89909 6.00%, 05/01/17	5,675	6,178
Pool# G11409 6.00%, 05/01/17	43,255	46,991
Pool# E01156 6.50%, 05/01/17	12,202	13,338
Pool# E89924 6.50%, 05/01/17	18,509	20,337
Pool# B15071 6.00%, 06/01/17	89,436	95,892
Pool# E01157 6.00%, 06/01/17	21,510	23,077
Pool# E90194 6.00%, 06/01/17	4,716	5,132
Pool# E90227 6.00%, 06/01/17	4,588	4,993
Pool# E90313 6.00%, 06/01/17	2,388	2,598
Pool# E90594 6.00%, 07/01/17	18,543	20,179
Pool# E90645 6.00%, 07/01/17	24,897	27,164
Pool# E90667 6.00%, 07/01/17	5,626	6,122
Pool# E01205 6.50%, 08/01/17	9,523	10,410
Pool# G11458 6.00%, 09/01/17	10,125	10,981
Pool# G11434 6.50%, 01/01/18	12,438	13,666
Pool# G18007 6.00%, 07/01/19	33,447	36,398

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# B16087 6.00%, 08/01/19	$74,275	$81,271
Pool# G18062 6.00%, 06/01/20	56,714	61,789
Pool# J00935 5.00%, 12/01/20	80,393	86,656
Pool# J00854 5.00%, 01/01/21	263,469	283,995
Pool# J00871 5.00%, 01/01/21	121,068	130,500
Pool# G18096 5.50%, 01/01/21	35,478	38,519
Pool# J01189 5.00%, 02/01/21	50,815	54,694
Pool# J01279 5.50%, 02/01/21	51,747	56,053
Pool# J01570 5.50%, 04/01/21	48,048	52,046
Pool# J01633 5.50%, 04/01/21	172,220	186,551
Pool# J01757 5.00%, 05/01/21	120,591	129,797
Pool# J01771 5.00%, 05/01/21	28,285	30,374
Pool# J01879 5.00%, 05/01/21	29,534	31,918
Pool# J06015 5.00%, 05/01/21	96,947	104,500
Pool# G18122 5.00%, 06/01/21	81,385	87,598
Pool# G18123 5.50%, 06/01/21	110,569	119,771
Pool# J01980 6.00%, 06/01/21	63,315	68,674
Pool# J03074 5.00%, 07/01/21	65,989	71,027
Pool# J03028 5.50%, 07/01/21	38,723	42,079
Pool# G12245 6.00%, 07/01/21	50,938	55,497
Pool# G12310 5.50%, 08/01/21	30,046	32,546
Pool# G12348 6.00%, 08/01/21	78,630	85,666
Pool# G12412 5.50%, 11/01/21	43,524	47,145
Pool# G13145 5.50%, 04/01/23	2,072,489	2,243,659
Pool# C90719 5.00%, 10/01/23	1,874,994	2,044,981
Pool# J09912 4.00%, 06/01/24	4,292,594	4,506,435

2011 Annual Report	33

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# C00351 8.00%, 07/01/24	$1,298	$1,535
Pool# G13900 5.00%, 12/01/24	915,033	986,318
Pool# D60780 8.00%, 06/01/25	3,586	4,268
Pool# G30267 5.00%, 08/01/25	641,187	697,714
Pool# J13883 3.50%, 12/01/25	2,709,784	2,854,862
Pool# J14732 4.00%, 03/01/26	1,788,492	1,879,823
Pool# E02896 3.50%, 05/01/26	1,834,745	1,922,654
Pool# D82854 7.00%, 10/01/27	3,488	4,048
Pool# C00566 7.50%, 12/01/27	5,074	6,012
Pool# C00678 7.00%, 11/01/28	6,787	7,895
Pool# C18271 7.00%, 11/01/28	4,200	4,885
Pool# C91244 4.50%, 04/01/29	966,495	1,028,952
Pool# C00836 7.00%, 07/01/29	3,011	3,510
Pool# A16201 7.00%, 08/01/29	17,108	19,499
Pool# C31282 7.00%, 09/01/29	429	501
Pool# C31285 7.00%, 09/01/29	7,051	8,218
Pool# A18212 7.00%, 11/01/29	55,609	63,935
Pool# C32914 8.00%, 11/01/29	3,881	4,399
Pool# C37436 8.00%, 01/01/30	5,170	6,243
Pool# C36306 7.00%, 02/01/30	1,455	1,685
Pool# C36429 7.00%, 02/01/30	1,812	2,098
Pool# C00921 7.50%, 02/01/30	4,845	5,785
Pool# G01108 7.00%, 04/01/30	2,263	2,638
Pool# C37703 7.50%, 04/01/30	2,732	3,254
Pool# C41561 8.00%, 08/01/30	2,598	2,823
Pool# C01051 8.00%, 09/01/30	8,858	10,710

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# C43550 7.00%, 10/01/30	$5,538	$6,413
Pool# C44017 7.50%, 10/01/30	963	1,031
Pool# C43967 8.00%, 10/01/30	46,916	53,192
Pool# C44957 8.00%, 11/01/30	5,511	6,667
Pool# C01106 7.00%, 12/01/30	38,637	44,744
Pool# C01103 7.50%, 12/01/30	3,623	4,328
Pool# C01116 7.50%, 01/01/31	3,515	4,204
Pool# C46932 7.50%, 01/01/31	4,063	4,846
Pool# C47287 7.50%, 02/01/31	6,223	7,434
Pool# C48851 7.00%, 03/01/31	6,065	6,963
Pool# G01217 7.00%, 03/01/31	34,893	40,408
Pool# C48206 7.50%, 03/01/31	5,393	5,673
Pool# C91366 4.50%, 04/01/31	595,576	634,064
Pool# C91377 4.50%, 06/01/31	340,925	362,956
Pool# C53324 7.00%, 06/01/31	7,385	8,479
Pool# C01209 8.00%, 06/01/31	2,105	2,545
Pool# C54792 7.00%, 07/01/31	27,658	31,751
Pool# C55071 7.50%, 07/01/31	828	866
Pool# G01309 7.00%, 08/01/31	6,573	7,545
Pool# C01222 7.00%, 09/01/31	5,743	6,593
Pool# G01311 7.00%, 09/01/31	50,407	58,373
Pool# G01315 7.00%, 09/01/31	1,878	2,175
Pool# C58647 7.00%, 10/01/31	3,187	3,659
Pool# C58694 7.00%, 10/01/31	15,410	17,690
Pool# C60012 7.00%, 11/01/31	2,339	2,686
Pool# C61298 8.00%, 11/01/31	7,060	7,937

34	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# C61105 7.00%, 12/01/31	$7,502	$8,612
Pool# C01305 7.50%, 12/01/31	4,532	5,424
Pool# C62218 7.00%, 01/01/32	3,724	4,275
Pool# C63171 7.00%, 01/01/32	21,053	24,168
Pool# C64121 7.50%, 02/01/32	7,551	9,018
Pool# C01345 7.00%, 04/01/32	28,646	32,918
Pool# C66744 7.00%, 04/01/32	1,317	1,513
Pool# G01391 7.00%, 04/01/32	83,037	96,160
Pool# C65717 7.50%, 04/01/32	5,427	5,643
Pool# C01370 8.00%, 04/01/32	5,788	7,008
Pool# C66916 7.00%, 05/01/32	30,728	35,311
Pool# C67235 7.00%, 05/01/32	41,119	47,252
Pool# C01381 8.00%, 05/01/32	27,560	33,377
Pool# C68290 7.00%, 06/01/32	9,445	10,854
Pool# C68300 7.00%, 06/01/32	42,606	48,961
Pool# C68307 8.00%, 06/01/32	1,671	1,700
Pool# G01449 7.00%, 07/01/32	57,092	66,115
Pool# C68988 7.50%, 07/01/32	4,241	4,295
Pool# C69908 7.00%, 08/01/32	33,460	38,451
Pool# C70211 7.00%, 08/01/32	16,183	18,597
Pool# C71089 7.50%, 09/01/32	6,162	6,414
Pool# G01536 7.00%, 03/01/33	48,255	55,452
Pool# A16419 6.50%, 11/01/33	28,369	32,222
Pool# A16522 6.50%, 12/01/33	197,676	224,524
Pool# A17177 6.50%, 12/01/33	15,290	17,433
Pool# A17262 6.50%, 12/01/33	23,137	26,338

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# C01806 7.00%, 01/01/34	$37,370	$42,944
Pool# A21356 6.50%, 04/01/34	115,933	131,243
Pool# C01851 6.50%, 04/01/34	106,565	120,638
Pool# A22067 6.50%, 05/01/34	179,314	202,995
Pool# A24301 6.50%, 05/01/34	124,588	141,042
Pool# A24988 6.50%, 07/01/34	56,811	64,314
Pool# G01741 6.50%, 10/01/34	73,001	83,098
Pool# G08023 6.50%, 11/01/34	144,934	164,075
Pool# A33137 6.50%, 01/01/35	35,254	39,909
Pool# A31989 6.50%, 04/01/35	46,328	52,388
Pool# G08064 6.50%, 04/01/35	84,304	95,333
Pool# G01947 7.00%, 05/01/35	66,477	76,392
Pool# G08073 5.50%, 08/01/35	1,025,902	1,116,826
Pool# A37135 5.50%, 09/01/35	1,980,300	2,155,812
Pool# A46935 6.50%, 09/01/35	48,454	54,793
Pool# A47368 5.00%, 10/01/35	1,297,486	1,408,629
Pool# A38255 5.50%, 10/01/35	1,527,691	1,663,088
Pool# A38531 5.50%, 10/01/35	2,188,182	2,382,118
Pool# G08088 6.50%, 10/01/35	512,718	579,790
Pool# A39759 5.50%, 11/01/35	110,188	119,954
Pool# A47682 6.50%, 11/01/35	188,451	213,104
Pool# A40376 5.50%, 12/01/35	98,515	107,246
Pool# A42305 5.50%, 01/01/36	409,075	444,884
Pool# A41548 7.00%, 01/01/36	86,164	98,472
Pool# G08111 5.50%, 02/01/36	2,287,343	2,487,566
Pool# A48303 7.00%, 02/01/36	25,768	29,395

2011 Annual Report	35

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A43452 5.50%, 03/01/36	$50,844	$55,294
Pool# A43861 5.50%, 03/01/36	1,319,600	1,435,111
Pool# A43884 5.50%, 03/01/36	1,577,437	1,750,765
Pool# A43885 5.50%, 03/01/36	1,250,503	1,387,907
Pool# A43886 5.50%, 03/01/36	2,243,679	2,490,212
Pool# A48378 5.50%, 03/01/36	1,122,999	1,246,393
Pool# G08116 5.50%, 03/01/36	433,335	471,267
Pool# A48735 5.50%, 05/01/36	149,064	162,112
Pool# A49960 7.00%, 06/01/36	12,483	14,240
Pool# G02390 6.00%, 09/01/36	1,717,728	1,892,514
Pool# A53039 6.50%, 10/01/36	224,474	252,506
Pool# A53219 6.50%, 10/01/36	139,451	156,996
Pool# G05941 6.00%, 02/01/37	6,616,028	7,305,775
Pool# G03620 6.50%, 10/01/37	41,231	46,264
Pool# G03721 6.00%, 12/01/37	691,845	760,945
Pool# G03826 6.00%, 01/01/38	705,503	775,968
Pool# G03969 6.00%, 02/01/38	697,187	766,603
Pool# G04473 5.50%, 06/01/38	3,468,398	3,768,212
Pool# G04581 6.50%, 08/01/38	1,536,529	1,724,088
Pool# A81674 6.00%, 09/01/38	3,273,843	3,599,809
Pool# A85442 5.00%, 03/01/39	2,445,995	2,631,059
Pool# G05449 4.50%, 05/01/39	8,106,950	8,597,902
Pool# G05459 5.50%, 05/01/39	16,900,370	18,371,827
Pool# G05535 4.50%, 07/01/39	5,373,579	5,699,000
Pool# A88133 4.50%, 08/01/39	6,658,658	7,061,903
Pool# A91165 5.00%, 02/01/40	19,502,732	20,975,266

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A91538 4.50%, 03/01/40	$4,995,837	$5,296,821
Pool# G05894 4.50%, 04/01/40	5,175,266	5,488,677
Pool# A93996 4.50%, 09/01/40	4,171,346	4,422,657
Pool# A95407 4.00%, 12/01/40	1,901,756	1,997,486
Pool# A96049 4.00%, 01/01/41	5,660,162	5,945,081
Pool# A96050 4.00%, 01/01/41	5,670,019	5,955,435
Pool# A96715 3.50%, 02/01/41	988,220	1,015,521
Pool# A97040 4.00%, 02/01/41	2,823,685	2,965,823
Freddie Mac Gold Pool TBA
3.00%, 01/15/27	3,000,000	3,096,562
3.50%, 01/15/27	2,000,000	2,084,688
4.00%, 01/15/27	3,000,000	3,148,125
4.50%, 01/15/27	4,200,000	4,451,344
3.50%, 01/15/42	1,000,000	1,026,719
4.00%, 01/15/42	2,000,000	2,097,500
5.00%, 01/15/42	5,000,000	5,372,656
Freddie Mac Non Gold Pool
Pool# 1B8478, 3.34%, 07/01/41 (a)	1,598,860	1,666,807
Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	1,337	1,572
Pool# 376510 7.00%, 05/15/24	4,330	5,011
Pool# 457801 7.00%, 08/15/28	6,560	7,643
Pool# 486936 6.50%, 02/15/29	4,870	5,646
Pool# 502969 6.00%, 03/15/29	18,496	21,074
Pool# 487053 7.00%, 03/15/29	7,699	8,988
Pool# 781014 6.00%, 04/15/29	13,805	15,716
Pool# 509099 7.00%, 06/15/29	4,513	5,267
Pool# 470643 7.00%, 07/15/29	17,847	20,834
Pool# 434505 7.50%, 08/15/29	417	497
Pool# 416538 7.00%, 10/15/29	992	1,158
Pool# 524269 8.00%, 11/15/29	9,633	9,911

36	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 781124 7.00%, 12/15/29	$30,347	$36,471
Pool# 525561 8.00%, 01/15/30	2,415	2,518
Pool# 507396 7.50%, 09/15/30	97,076	109,482
Pool# 531352 7.50%, 09/15/30	9,425	11,273
Pool# 536334 7.50%, 10/15/30	741	824
Pool# 540659 7.00%, 01/15/31	1,108	1,298
Pool# 486019 7.50%, 01/15/31	2,433	2,753
Pool# 535388 7.50%, 01/15/31	2,732	3,265
Pool# 537406 7.50%, 02/15/31	1,204	1,313
Pool# 528589 6.50%, 03/15/31	86,217	99,955
Pool# 508473 7.50%, 04/15/31	14,155	16,835
Pool# 544470 8.00%, 04/15/31	4,139	4,254
Pool# 781287 7.00%, 05/15/31	15,906	18,560
Pool# 549742 7.00%, 07/15/31	6,569	7,709
Pool# 781319 7.00%, 07/15/31	4,951	5,786
Pool# 485879 7.00%, 08/15/31	18,480	21,688
Pool# 572554 6.50%, 09/15/31	155,376	180,134
Pool# 555125 7.00%, 09/15/31	1,010	1,186
Pool# 781328 7.00%, 09/15/31	15,125	17,643
Pool# 550991 6.50%, 10/15/31	4,331	5,021
Pool# 571267 7.00%, 10/15/31	1,869	2,193
Pool# 574837 7.50%, 11/15/31	3,128	3,267
Pool# 555171 6.50%, 12/15/31	1,709	1,981
Pool# 781380 7.50%, 12/15/31	4,606	5,411
Pool# 781481 7.50%, 01/15/32	22,980	26,960
Pool# 580972 6.50%, 02/15/32	4,132	4,790

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 781401 7.50%, 02/15/32	$12,720	$15,338
Pool# 781916 6.50%, 03/15/32	281,665	324,200
Pool# 552474 7.00%, 03/15/32	12,674	14,865
Pool# 781478 7.50%, 03/15/32	8,239	9,677
Pool# 781429 8.00%, 03/15/32	13,131	15,609
Pool# 781431 7.00%, 04/15/32	54,679	63,918
Pool# 568715 7.00%, 05/15/32	53,284	62,492
Pool# 552616 7.00%, 06/15/32	68,924	80,868
Pool# 570022 7.00%, 07/15/32	71,476	83,829
Pool# 583645 8.00%, 07/15/32	7,341	8,138
Pool# 595077 6.00%, 10/15/32	31,860	36,258
Pool# 596657 7.00%, 10/15/32	6,295	7,383
Pool# 552903 6.50%, 11/15/32	266,204	308,622
Pool# 552952 6.00%, 12/15/32	32,969	37,521
Pool# 588192 6.00%, 02/15/33	16,813	19,139
Pool# 602102 6.00%, 02/15/33	30,955	35,228
Pool# 553144 5.50%, 04/15/33	157,478	177,778
Pool# 604243 6.00%, 04/15/33	80,032	91,082
Pool# 611526 6.00%, 05/15/33	31,183	35,488
Pool# 553320 6.00%, 06/15/33	88,713	100,961
Pool# 572733 6.00%, 07/15/33	11,317	12,880
Pool# 573916 6.00%, 11/15/33	82,825	94,260
Pool# 604788 6.50%, 11/15/33	216,523	251,024
Pool# 604875 6.00%, 12/15/33	158,276	180,128
Pool# 781688 6.00%, 12/15/33	161,556	183,860
Pool# 781690 6.00%, 12/15/33	68,726	78,214

2011 Annual Report	37

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 781699 7.00%, 12/15/33	$25,887	$30,257
Pool# 621856 6.00%, 01/15/34	57,107	64,920
Pool# 564799 6.00%, 03/15/34	411,877	468,870
Pool# 630038 6.50%, 08/15/34	131,942	150,987
Pool# 781804 6.00%, 09/15/34	212,096	241,378
Pool# 781847 6.00%, 12/15/34	189,332	215,472
Pool# 486921 5.50%, 02/15/35	78,447	88,388
Pool# 781902 6.00%, 02/15/35	169,137	192,065
Pool# 781933 6.00%, 06/15/35	27,915	31,755
Pool# 649454 5.50%, 09/15/35	913,917	1,029,728
Pool# 649510 5.50%, 10/15/35	1,357,239	1,529,227
Pool# 649513 5.50%, 10/15/35	1,852,257	2,086,973
Pool# 652207 5.50%, 03/15/36	1,425,343	1,602,843
Pool# 652539 5.00%, 05/15/36	112,040	124,298
Pool# 655519 5.00%, 05/15/36	174,835	193,964
Pool# 606308 5.50%, 05/15/36	206,046	231,705
Pool# 606314 5.50%, 05/15/36	105,330	118,447
Pool# 657912 6.50%, 08/15/36	47,437	54,122
Pool# 697957 4.50%, 03/15/39	16,431,697	17,960,358
Pool# 704630 5.50%, 07/15/39	301,132	338,256
Pool# 722292 5.00%, 09/15/39	6,696,427	7,424,873
Pool# 782803 6.00%, 11/15/39	5,626,704	6,378,191
Pool# 733312 4.00%, 09/15/40	235,815	254,157
Pool# 690662 4.00%, 01/15/41	151,573	163,363
Pool# 719486 4.00%, 01/15/41	108,953	117,427
Pool# 742244 4.00%, 01/15/41	599,393	646,014

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 753826 4.00%, 01/15/41	$177,523	$191,233
Pool# 755958 4.00%, 01/15/41	643,482	693,533
Pool# 755959 4.00%, 01/15/41	480,200	518,151
Pool# 759075 4.00%, 01/15/41	465,080	501,836
Pool# 757555 4.00%, 02/15/41	77,748	83,892
Pool# 757557 4.00%, 02/15/41	120,216	129,566
Pool# 759207 4.00%, 02/15/41	878,224	947,631
Pool# 738107 4.00%, 03/15/41	1,938,264	2,086,904
Ginnie Mae I Pool TBA
4.50%, 01/15/39	1,000,000	1,089,531
3.50%, 01/15/41	1,000,000	1,044,375
4.00%, 01/15/41	3,000,000	3,217,969
Ginnie Mae II Pool
Pool# G23851 5.50%, 05/20/36	4,255,949	4,795,524
Pool# G24559 5.00%, 10/20/39	3,733,671	4,134,107
Pool# G24715 5.00%, 06/20/40	837,540	927,105
Pool# G24747 5.00%, 07/20/40	8,319,175	9,207,368
Pool# G24771 4.50%, 08/20/40	8,474,461	9,267,352
Pool# G24802 5.00%, 09/20/40	5,797,188	6,417,124
Pool# G24834 4.50%, 10/20/40	1,762,360	1,927,250
Pool# 737727 4.00%, 12/20/40	4,568,104	4,909,141
Pool# 737730 4.00%, 12/20/40	1,201,401	1,291,093
Pool# G24922 4.00%, 01/20/41	1,852,721	1,985,249
Pool# G25017 4.50%, 04/20/41	5,612,328	6,133,047
Pool# G25056 5.00%, 05/20/41	1,881,410	2,082,603
Pool# G25082 4.50%, 06/20/41	1,909,135	2,086,266
Pool# G25175 4.50%, 09/20/41	1,978,315	2,161,865
Ginnie Mae II Pool TBA
3.50%, 01/15/42	1,000,000	1,040,781
4.00%, 01/15/42	3,000,000	3,208,594

38	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae II Pool TBA (continued)
4.50%, 01/15/42	$3,000,000	$3,267,187

Total U.S. Government Mortgage Backed Agencies (cost $572,093,279)		595,869,335

U.S. Government Sponsored & Agency Obligations 6.2%
Fannie Mae
1.50%, 06/26/13	7,680,000	7,815,137
1.25%, 08/20/13 (b)	8,500,000	8,618,966
1.45%, 01/24/14	9,600,000	9,606,490
2.50%, 05/15/14 (b)	4,800,000	5,009,678
0.65%, 08/28/14	8,400,000	8,390,407
3.00%, 09/16/14 (b)	5,325,000	5,676,221
4.63%, 10/15/14	1,779,000	1,976,720
4.38%, 10/15/15	1,618,000	1,828,322
3.00%, 09/01/16	3,600,000	3,614,447
5.38%, 06/12/17	1,995,000	2,410,411
Federal Farm Credit Bank
4.88%, 01/17/17 (b)	695,000	819,023
Federal Home Loan Banks
3.63%, 10/18/13	5,000,000	5,284,395
0.38%, 11/27/13	25,000,000	24,972,125
4.88%, 05/17/17 (b)	1,125,000	1,334,721
5.25%, 06/05/17	7,000,000	8,388,226
5.50%, 07/15/36	1,500,000	1,945,661
Financing Corp. (FICO)
9.80%, 11/30/17	18,000	26,172
Freddie Mac
4.38%, 07/17/15 (b)	7,214,000	8,109,394
3.75%, 03/27/19 (b)	1,870,000	2,134,663
6.75%, 09/15/29	557,000	824,962
6.25%, 07/15/32	1,245,000	1,812,000
Tennessee Valley Authority
6.25%, 12/15/17	50,000	63,601
4.50%, 04/01/18	4,635,000	5,433,926
4.88%, 01/15/48	500,000	614,787

Total U.S. Government Sponsored & Agency Obligations (cost $110,652,464)		116,710,455

U.S. Treasury Bonds 6.8%
U.S. Treasury Bonds
8.75%, 05/15/17 (b)	124,000	174,763
8.13%, 08/15/19 (b)	1,900,000	2,825,657
8.50%, 02/15/20 (b)	2,138,000	3,288,344
8.00%, 11/15/21 (b)	3,710,000	5,798,615
6.25%, 08/15/23	17,181,000	24,590,306
6.88%, 08/15/25 (b)	1,613,000	2,484,020
5.38%, 02/15/31 (b)	5,337,000	7,606,890
4.50%, 02/15/36	2,620,000	3,428,516

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value

U.S. Treasury Bonds (continued)
5.00%, 05/15/37	$305,000	$429,144
3.50%, 02/15/39	2,285,000	2,570,269
4.25%, 05/15/39	5,595,000	7,117,892
4.50%, 08/15/39 (b)	2,380,000	3,147,921
4.38%, 11/15/39	8,245,000	10,704,327
4.63%, 02/15/40	7,395,000	9,974,006
4.38%, 05/15/40	2,600,000	3,377,561
3.88%, 08/15/40	1,000,000	1,198,750
4.25%, 11/15/40	3,400,000	4,336,061
4.75%, 02/15/41	7,400,000	10,198,125
4.38%, 05/15/41	1,500,000	1,954,454
3.75%, 08/15/41 (b)	10,000,000	11,760,940
3.13%, 11/15/41 (b)	9,600,000	10,057,498

Total U.S. Treasury Bonds (cost $105,440,020)		127,024,059

U.S. Treasury Notes 27.3%
U.S. Treasury Notes
1.38%, 02/15/13	7,415,000	7,513,768
1.38%, 03/15/13 (b)	11,200,000	11,359,690
0.50%, 05/31/13 (b)	20,000,000	20,084,380
0.13%, 08/31/13 (b)	15,000,000	14,973,630
0.13%, 09/30/13 (b)	15,000,000	14,970,120
0.50%, 10/15/13 (b)	11,000,000	11,047,696
0.25%, 10/31/13	20,000,000	20,003,120
0.25%, 11/30/13 (b)	10,000,000	10,001,170
0.13%, 12/31/13	17,000,000	16,957,500
1.88%, 02/28/14 (b)	15,000,000	15,510,930
1.75%, 03/31/14 (b)	7,655,000	7,905,579
1.88%, 04/30/14 (b)	10,525,000	10,906,531
2.25%, 05/31/14 (b)	14,000,000	14,646,408
2.38%, 08/31/14	1,302,000	1,371,576
2.38%, 09/30/14	5,605,000	5,913,712
0.38%, 11/15/14	18,000,000	18,011,250
2.13%, 11/30/14	5,230,000	5,493,132
4.00%, 02/15/15	3,250,000	3,609,531
2.38%, 02/28/15 (b)	5,225,000	5,543,809
2.50%, 04/30/15	7,475,000	7,977,230
4.13%, 05/15/15 (b)	1,748,000	1,960,901
1.75%, 07/31/15 (b)	9,860,000	10,291,375
1.25%, 08/31/15 (b)	14,800,000	15,193,118
1.25%, 09/30/15 (b)	6,700,000	6,873,785
4.50%, 11/15/15 (b)	6,372,000	7,325,812
1.38%, 11/30/15 (b)	7,000,000	7,213,283
2.13%, 02/29/16	3,500,000	3,713,283
2.38%, 03/31/16	2,000,000	2,141,718
2.00%, 04/30/16	9,000,000	9,503,442
3.25%, 06/30/16 (b)	6,135,000	6,813,206
1.00%, 08/31/16	15,000,000	15,164,070
3.00%, 08/31/16 (b)	14,000,000	15,420,776
1.00%, 09/30/16 (b)	4,000,000	4,041,248
3.00%, 09/30/16 (b)	2,460,000	2,711,958

2011 Annual Report	39

Statement of Investments (Continued)

December 31, 2011

NVIT Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
0.88%, 11/30/16(b)	$7,000,000	$7,021,329
0.88%, 12/31/16	7,500,000	7,513,477
3.25%, 12/31/16 (b)	12,650,000	14,124,509
4.63%, 02/15/17 (b)	6,365,000	7,552,970
3.00%, 02/28/17 (b)	2,475,000	2,737,197
4.50%, 05/15/17	5,775,000	6,849,242
2.50%, 06/30/17	3,530,000	3,817,639
1.88%, 08/31/17 (b)	5,000,000	5,233,205
4.25%, 11/15/17 (b)	3,710,000	4,382,148
2.25%, 11/30/17	4,400,000	4,694,250
2.38%, 05/31/18 (b)	8,000,000	8,578,752
1.38%, 09/30/18	13,000,000	13,070,083
1.38%, 11/30/18	5,000,000	5,017,190
1.38%, 12/31/18	8,000,000	8,015,000
3.63%, 08/15/19 (b)	26,080,000	30,205,934
3.38%, 11/15/19 (b)	5,360,000	6,109,982
3.63%, 02/15/20 (b)	6,430,000	7,457,295
3.50%, 05/15/20 (b)	25,400,000	29,219,931
3.13%, 05/15/21	8,000,000	8,932,496
2.13%, 08/15/21	1,500,000	1,538,438

Total U.S. Treasury Notes (cost $490,629,963)		514,239,804

Yankee Dollars 0.6%
Chemicals 0.0%†
Agrium, Inc.,
6.13%, 01/15/41	150,000	186,053
Potash Corp of Saskatchewan, Inc.
4.88%, 03/01/13	165,000	172,537
5.88%, 12/01/36	125,000	152,422

		511,012

Commercial Banks 0.0%†
BBVA US Senior SAU,
3.25%, 05/16/14	600,000	568,335
Westpac Banking Corp.,
4.63%, 06/01/18	147,000	155,783

		724,118

Diversified Financial Services 0.0%†
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	365,000	426,150
ORIX Corp.,
5.00%, 01/12/16	200,000	210,105

		636,255

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	220,000	321,694
8.88%, 03/01/26	156,000	237,083

		558,777

Yankee Dollars (continued)

	Principal Amount	Market Value

Energy Equipment & Services 0.1%
Encana Corp.
4.75%, 10/15/13	$339,000	$356,310
6.50%, 08/15/34	350,000	408,829
Weatherford International Ltd.,
5.50%, 02/15/16	74,000	81,384

		846,523

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd.,
6.42%, 03/01/26	80,000	103,778
Rio Tinto Alcan, Inc.,
4.50%, 05/15/13	372,000	387,515
Teck Resources Ltd.,
3.85%, 08/15/17	100,000	103,116
Xstrata Canada Corp.,
6.20%, 06/15/35	177,000	183,369

		777,778

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	280,000	307,814
Enbridge, Inc.,
5.60%, 04/01/17	500,000	560,072
Nexen, Inc.
5.88%, 03/10/35	133,000	135,719
6.40%, 05/15/37	350,000	370,741
Petro-Canada,
5.95%, 05/15/35	271,000	311,801
Statoil ASA,
6.80%, 01/15/28	350,000	466,435
Suncor Energy, Inc.,
6.10%, 06/01/18	805,000	952,930
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	162,680
5.75%, 05/15/35	350,000	382,649
TransCanada PipeLines Ltd.,
5.85%, 03/15/36	750,000	890,355

		4,541,196

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV,
1.70%, 03/21/14	400,000	402,064

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,079,030
6.90%, 07/15/28	242,000	325,787
6.20%, 06/01/36	236,000	312,243

		1,717,060

40	Annual Report 2011

Yankee Dollars (continued)

	Principal Amount	Market Value

Water Utilities 0.0%†
United Utilities PLC,
5.38%, 02/01/19	$100,000	$105,726

Total Yankee Dollars (cost $9,643,675)		10,820,509

Mutual Fund 7.9%

	Shares	Market Value

Money Market Fund 7.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (g)	149,337,799	$149,337,799

Total Mutual Fund (cost $149,337,799)		149,337,799

Repurchase Agreement 0.5%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/11, due 01/03/12, repurchase price $9,068,417, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $9,249,775. (h)	$9,068,992	$9,068,992

Total Repurchase Agreement (cost $9,068,992)		9,068,992

Total Investments (cost $1,902,411,301) (i) — 107.0%		2,012,741,056
Liabilities in excess of other assets — (7.0)%		(132,218,102)

NET ASSETS — 100.0%		$1,880,522,954

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $340,331,201, which was collateralized by a repurchase agreement with a value of
$9,068,992 and $340,663,859 of collateral in the form of U.S. Government agency securities, interest rates ranging from 0.29% to 9.91% and maturity dates ranging from 01/15/16 to 12/20/41, a total value of $349,732,851.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2011.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date reflects the next call date.

(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $2,322,121 which represents 0.12% of net assets.

(f)	Investment in affiliate.

(g)	Represents 7-day effective yield as of December 31, 2011.

(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $9,068,992.

(i)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1% .

AB	Stock Company

AEC	Aruba Exempt Corporation

AG	Stock Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

OYJ	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	41

Statement of Assets and Liabilities

December 31, 2011

NVIT Bond Index Fund
Assets:
Investments in affiliates, at value (cost $61,410)	$90,825
Investments in non-affiliates, at value * (cost $1,893,280,899)	2,003,581,239
Repurchase agreement, at value and cost	9,068,992

Total Investments	2,012,741,056

Cash	349,605
Interest and dividends receivable	12,119,533
Security lending income receivable	20,108
Receivable for investments sold	47,762,337
Receivable for capital shares issued	1,992,711
Prepaid expenses	3,707

Total Assets	2,074,989,057

Liabilities:
Payable for investments purchased	180,355,203
Payable for capital shares redeemed	4,616,537
Payable upon return of securities loaned (Note 2)	9,068,992
Accrued expenses and other payables:
Investment advisory fees	294,735
Fund administration fees	46,357
Accounting and transfer agent fees	16,773
Trustee fees	13,556
Custodian fees	11,094
Compliance program costs (Note 3)	1,848
Professional fees	26,351
Printing fees	12,293
Other	2,364

Total Liabilities	194,466,103

Net Assets	$1,880,522,954

Represented by:
Capital	$1,752,228,229
Accumulated undistributed net investment income	3,476,098
Accumulated net realized gains from investment transactions	14,488,872
Net unrealized appreciation/(depreciation) from investments in affiliates	29,415
Net unrealized appreciation/(depreciation) from investments in non-affiliates	110,300,340

Net Assets	$1,880,522,954

Net Assets:
Class Y Shares	$1,880,522,954

Total	$1,880,522,954

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	173,365,732

Total	173,365,732

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.85

*	Includes value of securities on loan of $340,331,201 (Note 2).

The accompanying notes are an integral part of these financial statements.

42	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$57,185,000
Income from securities lending (Note 2)	198,891
Dividend income from non-affiliates	97,050
Interest income from affiliates	7,083
Other income from non-affiliates	2,127

Total Income	57,490,151

EXPENSES:
Investment advisory fees	3,786,904
Fund administration fees	520,813
Professional fees	75,889
Printing fees	14,154
Trustee fees	61,155
Custodian fees	68,250
Accounting and transfer agent fees	82,072
Compliance program costs (Note 3)	7,501
Other	28,472

Total expenses before earnings credit and fees waived	4,645,210

Earnings credit (Note 5)	(1,077)
Investment advisory fees waived (Note 3)	(409,575)

Net Expenses	4,234,558

NET INVESTMENT INCOME	53,255,593

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions from non-affiliates	19,581,985

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(5,917)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	56,593,770

Net change in unrealized appreciation/(depreciation) from investments	56,587,853

Net realized/unrealized gains from affiliated and non-affiliated investments	76,169,838

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$129,425,431

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	43

Statements of Changes in Net Assets

	NVIT Bond Index Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$53,255,593	$51,822,949
Net realized gains from investment transactions	19,581,985	14,096,563
Net change in unrealized appreciation from investments	56,587,853	26,662,648

Change in net assets resulting from operations	129,425,431	92,582,160

Distributions to Shareholders From:
Net investment income:
Class Y	(56,532,690)	(53,975,216)
Net realized gains:
Class Y	–	(10,036,736)

Change in net assets from shareholder distributions	(56,532,690)	(64,011,952)

Change in net assets from capital transactions	175,048,419	139,104,731

Change in net assets	247,941,160	167,674,939

Net Assets:
Beginning of year	1,632,581,794	1,464,906,855

End of year	$1,880,522,954	$1,632,581,794

Accumulated undistributed net investment income at end of year	$3,476,098	$3,211,951

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$448,135,411	$212,761,349
Dividends reinvested	56,532,690	64,011,952
Cost of shares redeemed	(329,619,682)	(137,668,570)

Total Class Y	175,048,419	139,104,731

Change in net assets from capital transactions	$175,048,419	$139,104,731

SHARE TRANSACTIONS:
Class Y Shares
Issued	42,144,491	20,133,464
Reinvested	5,331,864	6,141,256
Redeemed	(30,856,085)	(13,068,814)

Total Class Y Shares	16,620,270	13,205,906

Total change in shares	16,620,270	13,205,906

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

44	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares(d)
Year Ended December 31, 2011(e)	$10.42	0.33	0.45	0.78	(0.35)	–	(0.35)	$10.85	7.56%	$1,880,522,954	0.24%	3.07%	0.27%	111.32%
Year Ended December 31, 2010(e)	$10.21	0.35	0.28	0.63	(0.36)	(0.06)	(0.42)	$10.42	6.31%	$1,632,581,794	0.26%	3.32%	0.28%	207.69%
Year Ended December 31, 2009(e)	$10.09	0.42	0.15	0.57	(0.44)	(0.01)	(0.45)	$10.21	5.77%	$1,464,906,855	0.31%	4.17%	0.31%	143.71%	(f)
Year Ended December 31, 2008	$10.15	0.47	–	0.47	(0.46)	(0.07)	(0.53)	$10.09	4.74%	$1,366,814,698	0.32%	4.60%	0.32%	66.57%
Period Ended December 31, 2007(g)	$10.00	0.35	0.14	0.49	(0.34)	–	(0.34)	$10.15	4.99%	$1,561,586,156	0.29%	5.06%	0.29%	166.82%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.
(e)	Per share calculations were performed using average shares method.
(f)	The amount shown includes the effect of mortgage dollar roll transactions while the prior year amounts did not include the effect of mortgage dollar roll transactions. In the prior years, had mortgage dollar roll transactions been included, the portfolio turnover would have increased.
(g)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	45

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds and the NVIT Income Bond Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

46	Annual Report 2011

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflects such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,801,554	$—	$2,801,554
Commercial Mortgage Backed Securities	—	35,590,162	—	35,590,162
Corporate Bonds	—	383,827,748	—	383,827,748
Municipal Bonds	—	17,240,073	—	17,240,073
Mutual Fund	149,337,799	—	—	149,337,799
Repurchase Agreement	—	9,068,992	—	9,068,992
Sovereign Bonds	—	50,210,566	—	50,210,566
U.S. Government Mortgage Backed Agencies	—	595,869,335	—	595,869,335
U.S. Government Sponsored & Agency Obligations	—	116,710,455	—	116,710,455
U.S. Treasury Bonds	—	127,024,059	—	127,024,059
U.S. Treasury Notes	—	514,239,804	—	514,239,804
Yankee Dollars	—	10,820,509	—	10,820,509
Total	$149,337,799	$1,863,403,257	$—	$2,012,741,056
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

2011 Annual Report	47

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2011, there were no significant transfers between level 1 and 2.

(b)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33  1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$340,331,201	$349,732,851*
*	Includes $340,663,859 of collateral in the form of U.S. Government agency securities, interest rates ranging from 0.29% to 9.91% and maturity dates ranging from 01/15/16 to 12/20/41.

48	Annual Report 2011

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to paydown losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions relates to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

2011 Annual Report	49

Notes to Financial Statements (Continued)

December 31, 2011

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $3 billion	0.21%
$3 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.32% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $409,575, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent;

50	Annual Report 2011

and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $7,501.

4.  Investments in Affiliated Issuers

The Fund invests in affiliated issuers. The Fund’s transactions in the shares of affiliated issuers during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
Nationwide Financial Services, Inc.	$96,732	$—	$—	$7,082	$—	$90,825

Amounts designated as “—” are zero or have been rounded to zero.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $2,059,742,572 and sales of $1,891,401,097 (excluding short-term securities).

2011 Annual Report	51

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2011, the Fund had purchases of $287,613,117 and sales of $233,173,156 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

52	Annual Report 2011

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$56,532,690	$—	$56,532,690	$—	$56,532,690

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$58,992,575	$5,019,377	$64,011,952	$—	$64,011,952

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$7,453,535	$11,901,036	$19,354,571	$—	$—	$108,940,154	$128,294,725

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,903,800,902	$111,919,928	$(2,979,774)	$108,940,154

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Bond Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

54	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	55

Management Information (Continued)

December 31, 2011 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

56	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	57

Management Information (Continued)

December 31, 2011 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

58	Annual Report 2011

NVIT CardinalSM Aggressive Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-AG (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

4	Annual Report 2011

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year,

15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

2011 Annual Report	5

Important Disclosures (Continued)

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 3000® Index: An unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies, based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT CardinalSM Aggressive Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Cardinal Aggressive Fund (Class II at NAV) registered (6.38)% versus (2.57)% for its composite benchmark, which consists of 65% Russell 3000® Index, 30% MSCI EAFE® Index and 5% Barclays Capital (BARCAP) U.S. Aggregate Bond Index (BARCAP Index). For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Global Core Funds (consisting of 61 funds as of December 31, 2011) was (8.05)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund (each with a target allocation of 2.5%), which gained 6.75% and 6.52%, respectively.

All of the sectors within the BARCAP Index (the benchmark for both NVIT Funds referenced in the previous paragraph) posted positive returns for the reporting period. The top-performing sector in the BARCAP Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84% and mortgage-backed securities, which returned 6.23%.

What areas of investment detracted from Fund performance?

The underlying investments in the Fund that detracted the most from relative Fund performance during the reporting period were the NVIT Multi-Manager International Growth Fund, the NVIT Multi-Manager International Value Fund and the NVIT Multi-Manager Large Cap Value Fund (with target allocations of 14%, 16% and 22%, respectively), which registered (9.20)%, (16.10)% and (5.69)%, respectively, for the reporting period.

Nearly all of the 45 countries in the MSCI All Country World ex-U.S. Growth IndexSM posted negative returns during the reporting period, with Greece at the bottom registering (53.82)%. Eight of the 10 sectors within the MSCI EAFE® Value Index posted negative returns during the reporting period. The utilities sector detracted the most from the MSCI EAFE Value Index registering (21.01)% during the reporting period.

The NVIT Multi-Manager Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index, by 6.08% for the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT CardinalSM Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(6.19)%	(1.29)%
Class II	(6.38)%	(1.39)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 28, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.47%	1.13%
Class II	1.72%	1.22%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Aggressive Fund since inception versus performance of the Composite Index(a), the Russell 3000® Index(b), the MSCI EAFE® Index(c), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(d), and the Consumer Price Index (CPI)(e) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 65% Russell 3000® Index, 30% MSCI EAFE® Index and 5% BARCAP U.S. Aggregate Bond Index.

(b)

The Russell 3000® Index is an unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

(c)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

(d)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT CardinalSM Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT CardinalSM Aggressive Fund			Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class I Shares	Actual		1,000.00	891.00	1.57	0.33
	Hypothetical	[c]	1,000.00	1,023.54	1.68	0.33
Class II Shares	Actual		1,000.00	889.50	2.00	0.42
	Hypothetical	[c]	1,000.00	1,023.09	2.14	0.42

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT CardinalSM Aggressive Fund

Asset Allocation
Equity Funds	95.0%
Fixed Income Funds	5.1%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings †
NVIT Multi-Manager Large Cap Value Fund, Class Y	21.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	18.0%
NVIT Multi-Manager International Value Fund, Class Y	16.0%
NVIT Multi-Manager International Growth Fund, Class Y	14.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	8.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6.9%
NVIT Multi-Manager Small Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	3.0%
NVIT Core Bond Fund, Class Y	2.6%
NVIT Core Plus Bond Fund, Class Y	2.5%
NVIT Multi-Manager Small Company Fund, Class Y	2.0%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 95.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	514,598	$4,507,880
NVIT Multi-Manager International Value Fund, Class Y (a)	615,349	5,144,321
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	617,237	5,764,991
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	869,836	7,019,573
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	218,483	2,232,892
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	257,283	2,554,817
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	62,346	961,373
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	161,214	1,596,022
NVIT Multi-Manager Small Company Fund, Class Y (a)	37,575	638,398

Total Equity Funds (cost $31,730,355)		30,420,267

Fixed Income Funds 5.1%
NVIT Core Bond Fund, Class Y (a)	74,379	809,988
NVIT Core Plus Bond Fund, Class Y (a)	70,419	809,821

Total Fixed Income Funds (cost $1,601,841)		1,619,809

Total Mutual Funds (cost $33,332,196)		32,040,076

Total Investments (cost $33,332,196) (b)—100.1%		32,040,076

Liabilities in excess of other assets—(0.1)%		(16,987)

NET ASSETS—100.0%		$32,023,089

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT CardinalSM Aggressive Fund
Assets:
Investments in affiliates, at value (cost $33,332,196)	$32,040,076
Cash	4,458
Receivable for capital shares issued	11,933
Prepaid expenses	80

Total Assets	32,056,547

Liabilities:
Payable for investments purchased	493
Payable for capital shares redeemed	11,441
Accrued expenses and other payables:
Investment advisory fees	1,131
Fund administration fees	4,225
Distribution fees	1,962
Administrative servicing fees	1,359
Accounting and transfer agent fees	885
Trustee fees	264
Custodian fees	186
Compliance program costs (Note 3)	28
Professional fees	5,694
Printing fees	5,538
Other	252

Total Liabilities	33,458

Net Assets	$32,023,089

Represented by:
Capital	$31,788,163
Accumulated undistributed net investment income	150,365
Accumulated net realized gains from investment transactions with affiliates	1,376,681
Net unrealized appreciation/(depreciation) from investments in affiliates	(1,292,120)

Net Assets	$32,023,089

Net Assets:
Class I Shares	$6,466,762
Class II Shares	25,556,327

Total	$32,023,089

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	799,307
Class II Shares	3,161,694

Total	3,961,001

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.09
Class II Shares	$8.08

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT CardinalSM Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$369,109
Other income from non-affiliates	20

Total Income	369,129

EXPENSES:
Investment advisory fees	65,968
Fund administration fees	49,461
Distribution fees Class II Shares	69,157
Administrative servicing fees Class I Shares	2,661
Administrative servicing fees Class II Shares	13,832
Professional fees	13,669
Printing fees	10,024
Trustee fees	768
Custodian fees	1,333
Accounting and transfer agent fees	11
Compliance program costs (Note 3)	128
Other	3,733

Total expenses before earnings credit, fees waived and expenses reimbursed	230,745

Earnings credit (Note 5)	(19)
Distribution fees waived—Class II (Note 3)	(44,261)
Expenses reimbursed by adviser (Note 3)	(52,705)

Net Expenses	133,760

NET INVESTMENT INCOME	235,369

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	272,048
Net realized gains from investment transactions with affiliates	1,266,379

Net realized gains from investments in affiliates	1,538,427

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(4,069,755)

Net realized/unrealized losses from affiliated investments	(2,531,328)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,295,959)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT CardinalSM Aggressive Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$235,369	$165,699
Net realized gains from investment transactions with affiliates	1,538,427	2,730,560
Net change in unrealized appreciation/(depreciation) from affiliated investments	(4,069,755)	468,127

Change in net assets resulting from operations	(2,295,959)	3,364,386

Distributions to Shareholders From:
Net investment income:
Class I	(112,710)	(12,151)
Class II	(542,272)	(53,354)
Net realized gains:
Class I	(83,186)	(309,459)
Class II	(401,991)	(1,781,739)

Change in net assets from shareholder distributions	(1,140,159)	(2,156,703)

Change in net assets from capital transactions	5,721,181	13,506,197

Change in net assets	2,285,063	14,713,880

Net Assets:
Beginning of year	29,738,026	15,024,146

End of year	$32,023,089	$29,738,026

Accumulated undistributed net investment income at end of year	$150,365	$418,171

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,188,518	$2,595,339
Dividends reinvested	195,896	321,610
Cost of shares redeemed	(753,642)	(661,751)

Total Class I	2,630,772	2,255,198

Class II Shares
Proceeds from shares issued	8,586,145	20,065,897
Dividends reinvested	944,263	1,835,093
Cost of shares redeemed	(6,439,999)	(10,649,991)

Total Class II	3,090,409	11,250,999

Change in net assets from capital transactions	$5,721,181	$13,506,197

2011 Annual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Aggressive Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	368,796	298,909
Reinvested	23,777	36,060
Redeemed	(85,937)	(77,262)

Total Class I Shares	306,636	257,707

Class II Shares
Issued	960,437	2,285,522
Reinvested	114,163	205,831
Redeemed	(746,326)	(1,209,580)

Total Class II Shares	328,274	1,281,773

Total change in shares	634,910	1,539,480

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$8.95	0.08	(0.63)	(0.55)	(0.18)	(0.13)	–	(0.31)	$8.09	(6.19)%	$6,466,762	0.33%	0.94%	0.49%	26.41%
Year Ended December 31, 2010(e)	$8.41	0.08	1.17	1.25	(0.03)	(0.68)	–	(0.71)	$8.95	15.00%	$4,407,665	0.33%	0.87%	0.60%	51.11%
Year Ended December 31, 2009(e)	$6.57	0.07	1.84	1.91	(0.07)	–	–	(0.07)	$8.41	29.30%	$1,976,590	0.33%	0.95%	0.53%	32.02%
Period Ended December 31, 2008(e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.73)%	$1,559,214	0.30%	0.98%	0.81%	26.73%

Class II Shares
Year Ended December 31, 2011(e)	$8.94	0.06	(0.61)	(0.55)	(0.18)	(0.13)	–	(0.31)	$8.08	(6.38)%	$25,556,327	0.42%	0.67%	0.74%	26.41%
Year Ended December 31, 2010(e)	$8.41	0.07	1.17	1.24	(0.03)	(0.68)	–	(0.71)	$8.94	14.96%	$25,330,361	0.42%	0.85%	0.84%	51.11%
Year Ended December 31, 2009(e)	$6.57	0.06	1.85	1.91	(0.07)	–	–	(0.07)	$8.41	29.20%	$13,047,556	0.42%	0.89%	0.78%	32.02%
Period Ended December 31, 2008(e)(f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.76)%	$5,666,187	0.41%	1.03%	1.20%	26.73%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

18	Annual Report 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$32,040,076	$—	$—	$32,040,076
Total	$32,040,076	$—	$—	$32,040,076
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital gain distributions received from affiliated Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

20	Annual Report 2011

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$32,383	$50,958	$52,705	$136,046

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $128.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until May 1, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $44,261.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $16,493 in Administrative Servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration, and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

22	Annual Report 2011

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT Multi-Manager International Growth Fund, Class Y	$4,405,647	$1,844,274	$1,213,855	$69,929	$213,928	$4,507,880
NVIT Multi-Manager International Value Fund, Class Y	4,314,642	2,720,075	941,855	111,357	39,951	5,144,321
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5,981,455	2,034,556	2,010,913	10,567	290,211	5,764,991
NVIT Multi-Manager Large Cap Value Fund, Class Y	6,016,611	3,253,826	1,748,931	91,640	409,651	7,019,573
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2,303,133	768,023	713,464	–	167,308	2,232,892
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2,267,548	957,836	576,042	29,453	121,773	2,554,817
NVIT Multi-Manager Small Cap Growth Fund, Class Y	1,245,802	383,132	642,738	–	150,368	961,373
NVIT Multi-Manager Small Cap Value Fund, Class Y	1,249,400	768,728	344,233	6,706	85,605	1,596,022
NVIT Multi-Manager Small Company Fund, Class Y	625,497	216,048	157,449	3,788	40,989	638,398
NVIT Core Bond Fund, Class Y	672,502	320,355	209,988	24,349	9,937	809,988
NVIT Core Plus Bond Fund, Class Y	678,646	311,065	207,928	21,320	8,706	809,821
Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $13,577,918 and sales of $8,767,396 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. Investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a

24	Annual Report 2011

transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$654,982	$485,177	$1,140,159	$—	$1,140,159

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$65,505	$2,091,198	$2,156,703	$—	$2,156,703

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$150,365	$1,465,733	$1,616,098	$—	$—	$(1,381,172)	$234,926

Amounts designated as “—” are zero or have rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$33,421,248	$564,556	$(1,945,728)	$(1,381,172)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Cardinal Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	27

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 37.64%.

The Fund designates $485,177, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $176,528 or $0.0446 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $10,467 or $0.0026 per outstanding share.

28	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None

30	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	33

NVIT CardinalSM Balanced Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-BAL (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

4	Annual Report 2011

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year,

15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

2011 Annual Report	5

Important Disclosures (Continued)

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 3000® Index: An unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies, based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT CardinalSM Balanced Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Cardinal Balanced Fund (Class II at NAV) registered -1.35% versus 2.98% for its composite benchmark, which consists of 35% Russell 3000® Index, 15% MSCI EAFE® Index and 50% Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 219 funds as of December 31, 2011) was 0.21% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund (each with a target allocation of 15%), which gained 6.75% and 6.52%, respectively.

All of the sectors within the BARCAP Index (the benchmark for both NVIT Funds referenced in the previous paragraph) posted positive returns for the reporting period. The top-performing sector in the BARCAP Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84% and mortgage-backed securities, which returned 6.23%.

What areas of investment detracted from Fund performance?

The underlying investments in the Fund that detracted the most from relative Fund performance during the reporting period were the NVIT Multi-Manager International Growth Fund, the NVIT Multi-Manager International Value Fund and the NVIT Multi-Manager Large Cap Value Fund (with target allocations of 6%, 7% and 14%, respectively), which registered -9.20%, -16.10% and -5.69%, respectively, for the reporting period.

Nearly all of the 45 countries in the MSCI All Country World ex-U.S. Growth Index posted negative returns during the reporting period, with Greece at the bottom registering -53.82%. Eight of the 10 sectors within the MSCI EAFE® Value Index posted negative returns during the reporting period. The utilities sector detracted the most from the MSCI EAFE Value Index registering -21.01% during the reporting period.

The NVIT Multi-Manager Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index, by 6.08% for the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT CardinalSM Balanced Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(1.26)%	2.16%
Class II	(1.35)%	2.07%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 28, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.93%	0.93%
Class II	1.18%	1.02%

*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Balanced Fund since inception versus performance of the Composite Index (a), the Russell 3000® Index (b), the MSCI EAFE® Index (c), the BARCAP U.S. Aggregate Bond Index (d), and the Consumer Price Index (CPI) (e) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 35% Russell 3000® Index, 15% MSCI EAFE® Index and 50% BARCAP U.S. Aggregate Bond Index.

(b)

The Russell 3000® Index is an unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

(c)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

(d)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT CardinalSM Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT CardinalSM Balanced Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class I Shares	Actual	1,000.00	951.60	1.43	0.29
	Hypothetical[c]	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	1,000.00	951.10	1.87	0.38
	Hypothetical[c]	1,000.00	1,023.29	1.94	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT CardinalSM Balanced Fund
December 31, 2011

Asset Allocation
Equity Funds	49.8%
Fixed Income Funds	46.2%
Money Market Fund	4.0%
Liabilities in excess of other assets †	0.0%

100.0%

Top Holdings ††
NVIT Short-Term Bond Fund, Class Y	16.0%
NVIT Core Bond Fund, Class Y	15.1%
NVIT Core Plus Bond Fund, Class Y	15.1%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	10.9%
NVIT Multi-Manager International Value Fund, Class Y	7.0%
NVIT Multi-Manager International Growth Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.0%
NVIT Money Market Fund, Class Y	4.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.0%
Other Holdings	4.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 49.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	9,648,522	$84,521,051
NVIT Multi-Manager International Value Fund, Class Y (a)	11,777,993	98,464,017
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	16,502,803	154,136,182
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	24,216,641	195,428,294
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	4,097,146	41,872,828
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	7,035,045	69,857,992
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	909,083	14,018,067
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,821,238	27,930,259
NVIT Multi-Manager Small Company Fund, Class Y (a)	822,000	13,965,788

Total Equity Funds (cost $686,169,680)		700,194,478

Fixed Income Funds 46.2%
NVIT Core Bond Fund, Class Y (a)	19,522,581	212,600,912
NVIT Core Plus Bond Fund, Class Y (a)	18,483,178	212,556,551
NVIT Short-Term Bond Fund, Class Y (a)	21,827,616	225,479,275

Total Fixed Income Funds (cost $635,740,517)		650,636,738

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 4.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	56,303,769	$56,303,769

Total Money Market Fund (cost $56,303,769)		56,303,769

Total Mutual Funds (cost $1,378,213,966)		1,407,134,985

Total Investments (cost $1,378,213,966) (c) — 100.0%		1,407,134,985

Liabilities in excess of other assets — 0.0%†		(463,404)

NET ASSETS —100.0%		$1,406,671,581

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT CardinalSM Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,378,213,966)	$1,407,134,985
Receivable for capital shares issued	1,632,382
Prepaid expenses	2,987

Total Assets	1,408,770,354

Liabilities:
Payable for investments purchased	1,625,502
Payable for capital shares redeemed	6,881
Accrued expenses and other payables:
Investment advisory fees	234,953
Fund administration fees	29,982
Distribution fees	95,405
Administrative servicing fees	54,672
Accounting and transfer agent fees	2,990
Trustee fees	9,619
Custodian fees	7,909
Compliance program costs (Note 3)	1,679
Professional fees	11,898
Printing fees	6,547
Other	10,736

Total Liabilities	2,098,773

Net Assets	$1,406,671,581

Represented by:
Capital	$1,353,922,401
Accumulated undistributed net investment income	4,327,597
Accumulated net realized gains from investment transactions with affiliates	19,500,564
Net unrealized appreciation/(depreciation) from investments in affiliates	28,921,019

Net Assets	$1,406,671,581

Net Assets:
Class I Shares	$135,872,430
Class II Shares	1,270,799,151

Total	$1,406,671,581

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,611,425
Class II Shares	127,486,918

Total	141,098,343

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.98
Class II Shares	$9.97

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT CardinalSM Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$21,832,730
Other income from non-affiliates	662

Total Income	21,833,392

EXPENSES:
Investment advisory fees	2,487,878
Fund administration fees	317,863
Distribution fees Class II Shares	2,764,502
Administrative servicing fees Class I Shares	69,064
Administrative servicing fees Class II Shares	552,916
Professional fees	57,294
Printing fees	11,184
Trustee fees	36,200
Custodian fees	50,506
Accounting and transfer agent fees	211
Compliance program costs (Note 3)	6,136
Other	24,884

Total expenses before earnings credit and fees waived	6,378,638

Earnings credit (Note 5)	(2)
Distribution fees waived – Class II (Note 3)	(1,769,300)

Net Expenses	4,609,336

NET INVESTMENT INCOME	17,224,056

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	7,744,032
Net realized gains from investment transactions with affiliates	16,083,877

Net realized gains from investments in affiliates	23,827,909

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(60,535,304)

Net realized/unrealized losses from affiliated investments	(36,707,395)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,483,339)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT CardinalSM Balanced Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$17,224,056	$9,192,585
Net realized gains from investment transactions with affiliates	23,827,909	17,909,280
Net change in unrealized appreciation/(depreciation) from affiliated investments	(60,535,304)	48,647,373

Change in net assets resulting from operations	(19,483,339)	75,749,238

Distributions to Shareholders From:
Net investment income:
Class I	(3,542,330)	(36,103)
Class II	(27,282,332)	(5,607,494)
Net realized gains:
Class I	(866,379)	–
Class II	(7,415,803)	–

Change in net assets from shareholder distributions	(39,106,844)	(5,643,597)

Change in net assets from capital transactions	394,229,437	573,582,564

Change in net assets	335,639,254	643,688,205

Net Assets:
Beginning of year	1,071,032,327	427,344,122

End of year	$1,406,671,581	$1,071,032,327

Accumulated undistributed net investment income at end of year	$4,327,597	$13,547,521

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,181,676	$131,815,733
Dividends reinvested	4,408,709	36,103
Cost of shares redeemed	(3,395,172)	(1,226,633)

Total Class I	4,195,213	130,625,203

Class II Shares
Proceeds from shares issued	364,691,063	440,283,558
Dividends reinvested	34,698,135	5,607,494
Cost of shares redeemed	(9,354,974)	(2,933,691)

Total Class II	390,034,224	442,957,361

Change in net assets from capital transactions	$394,229,437	$573,582,564

2011 Annual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Balanced Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	309,813	13,072,363
Reinvested	433,417	3,732
Redeemed	(328,136)	(126,277)

Total Class I Shares	415,094	12,949,818

Class II Shares
Issued	35,419,456	44,721,273
Reinvested	3,425,291	580,555
Redeemed	(903,343)	(302,834)

Total Class II Shares	37,941,404	44,998,994

Total change in shares	38,356,498	57,948,812

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.44	0.14	(0.27)	(0.13)	(0.27)	(0.06)	–	(0.33)	$9.98	(1.26)%	$135,872,430	0.29%	1.38%	0.29%	7.65%
Year Ended December 31, 2010(e)	$9.55	0.41	0.58	0.99	(0.10)	–	–	(0.10)	$10.44	10.46%	$137,723,174	0.29%	4.00%	0.29%	3.87%
Year Ended December 31, 2009(e)	$8.12	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.55	19.88%	$2,353,767	0.30%	1.72%	0.30%	8.76%
Period Ended December 31, 2008(f)	$10.00	0.12	(1.82)	(1.70)	(0.14)	(0.04)	–	(0.18)	$8.12	(17.10)%	$1,767,818	0.26%	1.90%	0.34%	13.21%

Class II Shares
Year Ended December 31, 2011(e)	$10.42	0.14	(0.27)	(0.13)	(0.26)	(0.06)	–	(0.32)	$9.97	(1.35)%	$1,270,799,151	0.38%	1.38%	0.54%	7.65%
Year Ended December 31, 2010(e)	$9.54	0.14	0.83	0.97	(0.09)	–	–	(0.09)	$10.42	10.41%	$933,309,153	0.38%	1.38%	0.54%	3.87%
Year Ended December 31, 2009(e)	$8.11	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.54	19.82%	$424,990,355	0.38%	1.75%	0.54%	8.76%
Period Ended December 31, 2008(f)	$10.00	0.12	(1.83)	(1.71)	(0.14)	(0.04)	–	(0.18)	$8.11	(17.23)%	$144,896,681	0.39%	2.73%	0.59%	13.21%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

18	Annual Report 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment advisor, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuation determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade and that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,407,134,985	$—	$—	$1,407,134,985
Total	$1,407,134,985	$—	$—	$1,407,134,985
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital gain dividends received from affiliated Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

20	Annual Report 2011

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $6,136.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until May 1, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $1,769,300.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $621,980 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

22	Annual Report 2011

4.  Investments in Affiliate Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT Multi-Manager International Growth Fund, Class Y	$66,137,734	$27,221,275	$183,329	$1,215,003	$14,883	$84,521,051
NVIT Multi-Manager International Value Fund, Class Y	64,937,338	49,498,426	195,077	2,086,594	6,694	98,464,017
NVIT Multi-Manager Large Cap Growth Fund, Class Y	140,029,065	41,701,735	21,880,098	283,488	4,065,054	154,136,182
NVIT Multi-Manager Large Cap Value Fund, Class Y	140,971,953	82,342,311	16,815,291	2,398,366	7,602,663	195,428,294
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	57,390,773	13,963,184	26,147,501	–	7,409,796	41,872,828
NVIT Multi-Manager Mid Cap Value Fund, Class Y	56,617,627	19,831,463	4,377,630	782,907	1,170,251	69,857,992
NVIT Multi-Manager Small Cap Growth Fund, Class Y	11,635,426	3,558,710	1,003,254	–	326,628	14,018,067
NVIT Multi-Manager Small Cap Value Fund, Class Y	11,692,844	17,753,675	1,167,439	62,395	413,144	27,930,259
NVIT Multi-Manager Small Company Fund, Class Y	11,703,298	4,077,863	1,036,495	70,581	394,447	13,965,788
NVIT Core Bond Fund, Class Y	151,850,665	63,983,697	9,065,802	6,015,990	909,382	212,600,912
NVIT Core Plus Bond Fund, Class Y	153,213,427	61,440,375	8,536,693	5,081,441	1,339,359	212,556,551
NVIT Short-Term Bond Fund, Class Y	163,840,171	66,599,084	4,044,899	3,835,965	175,608	225,479,275
NVIT Money Market Fund, Class Y	41,377,841	16,332,205	1,406,277	–	–	56,303,769

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $468,304,003 and sales of $95,859,785 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. Investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

24	Annual Report 2011

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$30,824,662	$8,282,182	$39,106,844	$—	$39,106,844

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,643,597	$—	$5,643,597	$—	$5,643,597

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$4,327,597	$20,208,922	$24,536,519	$—	$—	$28,212,661	$52,749,180
*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,378,922,324	$57,944,413	$(29,731,752)	$28,212,661

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Cardinal Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Balanced Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	27

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 19.47%.

The Fund designates $8,282,182, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $3,212,875 or $0.0228 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $189,662 or $0.0013 per outstanding share.

28	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None

30	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	33

NVIT CardinalSM Capital Appreciation Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-CAP (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify the best of the best in managing investments in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

4	Annual Report 2011

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year,

15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

2011 Annual Report	5

Important Disclosures (Continued)

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 3000® Index: An unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies, based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT CardinalSM Capital Appreciation Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Cardinal Capital Appreciation Fund (Class II at NAV) registered (3.45)% versus 0.86% for its composite benchmark, which consists of 50% Russell 3000® Index, 20% MSCI EAFE® Index and 30% Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 265 funds as of December 31, 2011) was (1.46)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund (each with a target allocation of 9.5%), which gained 6.75% and 6.52%, respectively.

All of the sectors within the BARCAP Index (the benchmark for both NVIT Funds referenced in the previous paragraph) posted positive returns for the reporting period. The top-performing sector in the BARCAP Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84% and mortgage-backed securities, which returned 6.23%.

What areas of investment detracted from Fund performance?

The underlying investments in the Fund that detracted the most from relative Fund performance during the reporting period were the NVIT Multi-Manager International Growth Fund, the NVIT Multi-Manager International Value Fund and the NVIT Multi-Manager Large Cap Value Fund (with target allocations of 9%, 11% and 18%, respectively), which registered (9.20)%, (16.10)% and (5.69)%, respectively, for the reporting period.

Nearly all of the 45 countries in the MSCI All Country World ex-U.S. Growth Index posted negative returns during the reporting period, with Greece at the bottom registering (53.82)%. Eight of the 10 sectors within the MSCI EAFE® Value Index posted negative returns during the reporting period. The utilities sector detracted the most from the MSCI EAFE Value Index registering (21.01)% during the reporting period.

The NVIT Multi-Manager Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index, by 6.08% for the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT CardinalSM Capital Appreciation Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(3.37)%	0.76%
Class II	(3.45)%	0.69%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
[2]	Since inception date of March 28, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.00%	1.00%
Class II	1.25%	1.09%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Capital Appreciation Fund since inception versus performance of the Composite Index (a), the Russell 3000® Index (b), the MSCI EAFE® Index (c), the BARCAP U.S. Aggregate Bond Index (d), and the Consumer Price Index (CPI) (e) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises of 50% Russell 3000® Index, 20% MSCI EAFE® Index and 30% BARCAP U.S. Aggregate Bond Index.

(b)

The Russell 3000® Index is an unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

(c)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed market outside the United States and Canada.

(d)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT CardinalSM Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT CardinalSM Capital Appreciation Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class I Shares	Actual	1,000.00	924.20	1.41	0.29
	Hypothetical[c]	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	1,000.00	924.70	1.84	0.38
	Hypothetical[c]	1,000.00	1,023.29	1.94	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT CardinalSM Capital Appreciation Fund

Asset Allocation
Equity Funds	69.8%
Fixed Income Funds	30.2%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings††
NVIT Multi-Manager Large Cap Value Fund, Class Y	17.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	14.9%
NVIT Multi-Manager International Value Fund, Class Y	11.0%
NVIT Core Bond Fund, Class Y	10.1%
NVIT Core Plus Bond Fund, Class Y	10.1%
NVIT Short-Term Bond Fund, Class Y	10.0%
NVIT Multi-Manager International Growth Fund, Class Y	9.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.0%
Other Holdings	3.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 69.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	20,759,739	$181,855,318
NVIT Multi-Manager International Value Fund, Class Y (a)	26,548,517	221,945,600
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	32,278,180	301,478,205
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	44,661,625	360,419,311
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	9,793,891	100,093,564
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	12,109,245	120,244,804
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	2,607,807	40,212,377
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	6,070,185	60,094,834
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,179,018	20,031,512

Total Equity Funds (cost $1,410,322,068)		1,406,375,525

Fixed Income Funds 30.2%
NVIT Core Bond Fund, Class Y (a)	18,668,621	203,301,283
NVIT Core Plus Bond Fund, Class Y (a)	17,674,656	203,258,545
NVIT Short-Term Bond Fund, Class Y (a)	19,568,484	202,142,444

Total Fixed Income Funds (cost $598,063,821)		608,702,272

Total Mutual Funds (cost $2,008,385,889)		2,015,077,797

Total Investments (cost $2,008,385,889) (b) — 100.0%		2,015,077,797

Liabilities in excess of other assets — 0.0%†		(666,443)

NET ASSETS — 100.0%		$2,014,411,354

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT CardinalSM Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $2,008,385,889)	$2,015,077,797
Receivable for capital shares issued	1,690,259
Prepaid expenses	3,891

Total Assets	2,016,771,947

Liabilities:
Payable for investments purchased	1,571,439
Payable for capital shares redeemed	118,820
Accrued expenses and other payables:
Investment advisory fees	334,923
Fund administration fees	41,199
Distribution fees	149,725
Administrative servicing fees	78,119
Accounting and transfer agent fees	3,384
Trustee fees	13,173
Custodian fees	11,118
Compliance program costs (Note 3)	2,693
Professional fees	13,894
Printing fees	6,184
Other	15,922

Total Liabilities	2,360,593

Net Assets	$2,014,411,354

Represented by:
Capital	$1,967,641,361
Accumulated undistributed net investment income	7,727,486
Accumulated net realized gains from investment transactions with affiliates	32,350,599
Net unrealized appreciation/(depreciation) from investments in affiliates	6,691,908

Net Assets	$2,014,411,354

Net Assets:
Class I Shares	$12,899,136
Class II Shares	2,001,512,218

Total	$2,014,411,354

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,356,053
Class II Shares	210,468,636

Total	211,824,689

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.51
Class II Shares	$9.51

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT CardinalSM Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$26,947,307
Other income from non-affiliates	914

Total Income	26,948,221

EXPENSES:
Investment advisory fees	3,415,932
Fund administration fees	420,743
Distribution fees Class II Shares	4,239,643
Administrative servicing fees Class I Shares	6,045
Administrative servicing fees Class II Shares	847,953
Professional fees	72,561
Printing fees	12,837
Trustee fees	47,585
Custodian fees	68,685
Accounting and transfer agent fees	268
Compliance program costs (Note 3)	8,404
Other	32,477

Total expenses before earnings credit and fees waived	9,173,133

Earnings credit (Note 5)	(3)
Distribution fees waived—Class II (Note 3)	(2,713,401)

Net Expenses	6,459,729

NET INVESTMENT INCOME	20,488,492

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	13,955,439
Net realized gains from investment transactions with affiliates	26,112,487

Net realized gains from investments in affiliates	40,067,926

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(134,076,218)

Net realized/unrealized losses from affiliated investments	(94,008,292)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,519,800)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT CardinalSM Capital Appreciation Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$20,488,492	$10,061,384
Net realized gains from investment transactions with affiliates	40,067,926	23,177,842
Net change in unrealized appreciation/(depreciation) from affiliated investments	(134,076,218)	87,684,680

Change in net assets resulting from operations	(73,519,800)	120,923,906

Distributions to Shareholders From:
Net investment income:
Class I	(259,256)	(44,197)
Class II	(38,207,939)	(5,638,718)
Net realized gains:
Class I	(79,643)	(290)
Class II	(10,941,924)	(39,146)

Change in net assets from shareholder distributions	(49,488,762)	(5,722,351)

Change in net assets from capital transactions	817,342,211	655,890,315

Change in net assets	694,333,649	771,091,870

Net Assets:
Beginning of year	1,320,077,705	548,985,835

End of year	$2,014,411,354	$1,320,077,705

Accumulated undistributed net investment income at end of year	$7,727,486	$17,900,356

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,835,115	$5,331,108
Dividends reinvested	338,899	44,487
Cost of shares redeemed	(4,430,051)	(1,225,735)

Total Class I	4,743,963	4,149,860

Class II Shares
Proceeds from shares issued	769,452,489	653,620,133
Dividends reinvested	49,149,863	5,677,864
Cost of shares redeemed	(6,004,104)	(7,557,542)

Total Class II	812,598,248	651,740,455

Change in net assets from capital transactions	$817,342,211	$655,890,315

SHARE TRANSACTIONS:
Class I Shares
Issued	867,998	562,164
Reinvested	34,877	4,883
Redeemed	(451,846)	(132,784)

Total Class I Shares	451,029	434,263

Class II Shares
Issued	76,689,580	69,613,755
Reinvested	5,046,897	623,407
Redeemed	(601,089)	(845,702)

Total Class II Shares	81,135,388	69,391,460

Total change in shares	81,586,417	69,825,723

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.14	0.12	(0.45)	(0.33)	(0.24)	(0.06)	(0.30)	$9.51	(3.37%	)	$12,899,136	0.29%	1.22%	0.29%	10.20%
Year Ended December 31, 2010(e)	$9.09	0.12	1.00	1.12	(0.07)	–	(0.07)	$10.14	12.46%		$9,175,067	0.29%	1.28%	0.29%	3.48%
Year Ended December 31, 2009(e)	$7.43	0.13	1.66	1.79	(0.13)	–	(0.13)	$9.09	24.25%		$4,277,333	0.30%	1.59%	0.30%	9.53%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	(0.20)	$7.43	(23.81%	)	$2,016,215	0.27%	1.53%	0.34%	14.19%

Class II Shares
Year Ended December 31, 2011(e)	$10.14	0.12	(0.46)	(0.34)	(0.23)	(0.06)	(0.29)	$9.51	(3.45%	)	$2,001,512,218	0.38%	1.20%	0.54%	10.20%
Year Ended December 31, 2010(e)	$9.09	0.11	1.01	1.12	(0.07)	–	(0.07)	$10.14	12.39%		$1,310,902,638	0.38%	1.22%	0.54%	3.48%
Year Ended December 31, 2009(e)	$7.43	0.13	1.65	1.78	(0.12)	–	(0.12)	$9.09	24.16%		$544,708,502	0.38%	1.55%	0.54%	9.53%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	(0.20)	$7.43	(23.84%	)	$114,509,407	0.39%	1.95%	0.59%	14.19%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$2,015,077,797	$—	$—	$2,015,077,797
Total	$2,015,077,797	$—	$—	$2,015,077,797
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

18	Annual Report 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to distribution redesignations. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

20	Annual Report 2011

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $8,404.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least May 1, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $2,713,401.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $853,998 in Administrative Servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration, and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT Multi-Manager International Growth Fund, Class Y	$133,512,808	$82,743,777	$14,522,756	$2,627,251	$3,799,262	$181,855,318
NVIT Multi-Manager International Value Fund, Class Y	130,970,394	128,111,208	400,699	4,686,556	(38,328)	221,945,600
NVIT Multi-Manager Large Cap Growth Fund, Class Y	217,074,531	119,463,713	23,094,842	547,745	3,810,976	301,478,205
NVIT Multi-Manager Large Cap Value Fund, Class Y	218,448,359	190,814,913	27,842,143	4,287,972	13,737,053	360,419,311
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	90,379,381	44,415,431	28,510,468	–	8,986,489	100,093,564
NVIT Multi-Manager Mid Cap Value Fund, Class Y	89,140,342	49,811,352	13,949,214	1,342,248	4,244,250	120,244,804
NVIT Multi-Manager Small Cap Growth Fund, Class Y	28,206,251	15,309,545	2,482,014	–	831,841	40,212,377
NVIT Multi-Manager Small Cap Value Fund, Class Y	28,334,591	36,046,713	2,685,418	163,439	930,233	60,094,834
NVIT Multi-Manager Small Company Fund, Class Y	14,178,363	8,295,610	1,298,417	93,898	477,255	20,031,512
NVIT Core Bond Fund, Class Y	122,503,598	87,632,550	12,104,387	5,586,084	1,393,025	203,301,283
NVIT Core Plus Bond Fund, Class Y	123,616,666	85,186,341	11,383,889	4,649,297	1,882,205	203,258,545
NVIT Short Term Bond Fund, Class Y	99,138,459	104,337,491	312,049	2,962,817	13,665	202,142,444
NVIT Money Market Fund, Class Y	25,032,541	11,900,158	36,932,699	–	–	–

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits

22	Annual Report 2011

are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $964,068,802 and sales of $175,518,995 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. Investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “ Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$38,467,195	$11,021,567	$49,488,762	$—	$49,488,762

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,682,915	$39,436	$5,722,351	$—	$5,722,351

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$7,727,486	$33,635,127	$41,362,613	$—	$—	$5,407,380	$46,769,993

Amounts designated as “—” are zero or have rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and return of capital.

24	Annual Report 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,009,670,417	$78,773,388	$(73,366,008)	$5,407,380

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT CardinalSM Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

26	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 26.20%.

The Fund designates $11,021,567, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $7,114,990 or $0.0336 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $421,555 or $0.0020 per outstanding share.

2011 Annual Report	27

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

28	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	31

NVIT CardinalSM Conservative Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-CON (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

4	Annual Report 2011

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year,

15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

2011 Annual Report	5

Important Disclosures (Continued)

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 3000® Index: An unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies, based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT CardinalSM Conservative Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Cardinal Conservative Fund (Class II at NAV) returned 1.41% versus 6.18% for its composite benchmark, which consists of 15% Russell 3000® Index, 5% MSCI EAFE® Index and 80% Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 118 funds as of December 31, 2011) was 1.93% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund (each with a target allocation of 21%), which gained 6.75% and 6.52% respectively.

All of the sectors within the BARCAP Index (the benchmark for both NVIT Funds referenced in the previous paragraph) posted positive returns for the reporting period. The top-performing sector in the BARCAP Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84% and mortgage-backed securities, which returned 6.23%.

What areas of investment detracted from Fund performance?

The underlying investments in the Fund that detracted the most from relative Fund performance during the reporting period were the NVIT Multi-Manager International Growth Fund, the NVIT Multi-Manager International Value Fund and the NVIT Multi-Manager Large Cap Value Fund (with target allocations of 2%, 3% and 7%, respectively), which registered -9.20%, -16.10% and -5.69%, respectively, for the reporting period.

Nearly all of the 45 countries in the MSCI All Country World ex-U.S. Growth Index posted negative returns during the reporting period, with Greece at the bottom registering -53.82%. Eight of the 10 sectors within the MSCI EAFE® Value Index posted negative returns during the reporting period. The utilities sector detracted the most from the MSCI EAFE Value Index registering -21.01% during the reporting period.

The NVIT Multi-Manager Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index, by 6.08% for the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT CardinalSM Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	1.50%	3.56%
Class II	1.41%	3.49%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 28, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.83%	0.81%
Class II	1.08%	0.90%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Conservative Fund since inception versus performance of the Composite Index (a), the Russell 3000® Index (b), the MSCI EAFE® Index (c), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index (d), and the Consumer Price Index (CPI) (e) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 15% Russell 3000® Index, 5% MSCI EAFE® Index and 80% BARCAP U.S. Aggregate Bond Index.

(b)

The Russell 3000® Index is an unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

(c)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

(d)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT CardinalSM Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT CardinalSM Conservative Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class I Shares	Actual	1,000.00	989.10	1.50	0.30
	Hypothetical[c]	1,000.00	1,023,69	1.53	0.30
Class II Shares	Actual	1,000.00	988.70	1.95	0.39
	Hypothetical[c]	1,000.00	1,023.24	1.99	0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT CardinalSM Conservative Fund

Asset Allocation
Fixed Income Funds	72.2%
Equity Funds	19.8%
Money Market Fund	8.0%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings ††
NVIT Short-Term Bond Fund, Class Y	32.0%
NVIT Core Bond Fund, Class Y	20.1%
NVIT Core Plus Bond Fund, Class Y	20.1%
NVIT Money Market Fund, Class Y	8.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	6.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	4.9%
NVIT Multi-Manager International Value Fund, Class Y	3.0%
NVIT Multi-Manager International Growth Fund, Class Y	2.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 19.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,375,200	$12,046,755
NVIT Multi-Manager International Value Fund, Class Y (a)	2,158,308	18,043,453
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	3,207,599	29,958,978
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	5,177,391	41,781,548
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	584,079	5,969,285
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,203,255	11,948,325

Total Equity Funds (cost $120,774,961)		119,748,344

Fixed Income Funds 72.2%
NVIT Core Bond Fund, Class Y (a)	11,130,146	121,207,295
NVIT Core Plus Bond Fund, Class Y (a)	10,537,592	121,182,310
NVIT Short-Term Bond Fund, Class Y (a)	18,666,272	192,822,595

Total Fixed Income Funds (cost $430,070,221)		435,212,200

Money Market Fund 8.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	48,149,841	48,149,841

Total Money Market Fund (cost $48,149,841)		48,149,841

Total Mutual Funds (cost $598,995,023)		603,110,385

Total Investments (cost $598,995,023) (c) —100.0%		603,110,385

Liabilities in excess of other assets—0.0%		(210,303)

NET ASSETS—100.0%		$602,900,082

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT CardinalSM Conservative Fund
Assets:
Investments in affiliates, at value (cost $598,995,023)	$603,110,385
Receivable for capital shares issued	1,587,939
Prepaid expenses	1,007

Total Assets	604,699,331

Liabilities:
Payable for investments purchased	1,570,594
Payable for capital shares redeemed	17,345
Accrued expenses and other payables:
Investment advisory fees	100,965
Fund administration fees	14,852
Distribution fees	44,674
Administrative servicing fees	23,430
Accounting and transfer agent fees	1,823
Trustee fees	3,594
Custodian fees	3,451
Compliance program costs (Note 3)	886
Professional fees	7,835
Printing fees	2,511
Other	7,289

Total Liabilities	1,799,249

Net Assets	$602,900,082

Represented by:
Capital	$587,766,870
Accumulated undistributed net investment income	971,396
Accumulated net realized gains from investment transactions with affiliates	10,046,454
Net unrealized appreciation/(depreciation) from investments in affiliates	4,115,362

Net Assets	$602,900,082

Net Assets:
Class I Shares	$5,232,810
Class II Shares	597,667,272

Total	$602,900,082

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	509,437
Class II Shares	58,196,947

Total	58,706,384

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.27
Class II Shares	$10.27

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT CardinalSM Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$10,289,237
Other income from non-affiliates	251

Total Income	10,289,488

EXPENSES:
Investment advisory fees	959,683
Fund administration fees	148,532
Distribution fees Class II Shares	1,190,609
Administrative servicing fees Class I Shares	1,797
Administrative servicing fees Class II Shares	238,129
Professional fees	28,460
Printing fees	21,564
Trustee fees	13,281
Custodian fees	19,079
Accounting and transfer agent fees	84
Compliance program costs (Note 3)	2,644
Other	11,270

Total expenses before earnings credit and fees waived	2,635,132

Earnings credit (Note 5)	(2)
Distribution fees waived—Class II (Note 3)	(761,998)

Net Expenses	1,873,132

NET INVESTMENT INCOME	8,416,356

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	1,720,725
Net realized gains from investment transactions with affiliates	9,315,186

Net realized gains from investments in affiliates	11,035,911

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(13,494,539)

Net realized/unrealized losses from affiliated investments	(2,458,628)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,957,728

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT CardinalSM Conservative Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$8,416,356	$4,736,639
Net realized gains from investment transactions with affiliates	11,035,911	8,707,101
Net change in unrealized appreciation/(depreciation) from affiliated investments	(13,494,539)	6,940,131

Change in net assets resulting from operations	5,957,728	20,383,871

Distributions to Shareholders From:
Net investment income:
Class I	(96,265)	(24,655)
Class II	(12,347,919)	(3,515,123)
Net realized gains:
Class I	(21,780)	(34,959)
Class II	(2,774,600)	(5,075,003)

Change in net assets from shareholder distributions	(15,240,564)	(8,649,740)

Change in net assets from capital transactions	216,904,948	180,668,862

Change in net assets	207,622,112	192,402,993

Net Assets:
Beginning of year	395,277,970	202,874,977

End of year	$602,900,082	$395,277,970

Accumulated undistributed net investment income at end of year	$971,396	$4,003,922

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,364,347	$1,812,958
Dividends reinvested	118,045	59,614
Cost of shares redeemed	(936,478)	(560,411)

Total Class I	2,545,914	1,312,161

Class II Shares
Proceeds from shares issued	244,623,874	199,048,997
Dividends reinvested	15,122,519	8,590,126
Cost of shares redeemed	(45,387,359)	(28,282,422)

Total Class II	214,359,034	179,356,701

Change in net assets from capital transactions	$216,904,948	$180,668,862

SHARE TRANSACTIONS:
Class I Shares
Issued	323,038	176,524
Reinvested	11,444	5,817
Redeemed	(89,640)	(54,850)

Total Class I Shares	244,842	127,491

2011 Annual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Conservative Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Class II Shares
Issued	23,519,424	19,442,306
Reinvested	1,465,855	837,806
Redeemed	(4,360,596)	(2,730,891)

Total Class II Shares	20,624,683	17,549,221

Total change in shares	20,869,525	17,676,712

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.45	0.20	(0.05)	0.15	(0.28)	(0.05)	(0.33)	$10.27	1.50%	$5,232,810	0.30%	1.95%	0.30%	12.75%
Year Ended December 31, 2010(e)	$10.06	0.18	0.50	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.87%	$2,764,606	0.30%	1.72%	0.30%	11.55%
Year Ended December 31, 2009(e)	$9.12	0.20	1.00	1.20	(0.24)	(0.02)	(0.26)	$10.06	13.22%	$1,379,456	0.31%	2.04%	0.31%	23.61%
Period Ended December 31, 2008(f)	$10.00	0.15	(0.85)	(0.70)	(0.16)	(0.02)	(0.18)	$9.12	(7.11)%	$1,362,171	0.29%	2.15%	0.40%	24.30%

Class II Shares
Year Ended December 31, 2011(e)	$10.45	0.18	(0.04)	0.14	(0.27)	(0.05)	(0.32)	$10.27	1.41%	$597,667,272	0.39%	1.75%	0.55%	12.75%
Year Ended December 31, 2010(e)	$10.06	0.17	0.51	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.80%	$392,513,364	0.39%	1.61%	0.55%	11.55%
Year Ended December 31, 2009(e)	$9.13	0.22	0.96	1.18	(0.23)	(0.02)	(0.25)	$10.06	13.02%	$201,495,521	0.39%	2.28%	0.55%	23.61%
Period Ended December 31, 2008(f)	$10.00	0.14	(0.84)	(0.70)	(0.15)	(0.02)	(0.17)	$9.13	(7.04)%	$50,233,299	0.42%	3.52%	0.66%	24.30%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Annual Report 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair value in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$603,110,385	$—	$—	$603,110,385
Total	$603,110,385	$—	$—	$603,110,385
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital gain dividends received from affiliated Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an

20	Annual Report 2011

increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative service fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,644.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until May 1, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $761,998.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

22	Annual Report 2011

For the year ended December 31, 2011, NFS received $239,926 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration, and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT Multi-Manager International Growth Fund, Class Y	$10,527,822	$5,498,906	$2,654,036	$179,945	$819,228	$12,046,755
NVIT Multi-Manager International Value Fund, Class Y	10,311,645	11,476,558	1,022,004	381,398	354,743	18,043,453
NVIT Multi-Manager Large Cap Growth Fund, Class Y	21,415,166	12,363,070	2,968,889	55,512	1,017,312	29,958,978
NVIT Multi-Manager Large Cap Value Fund, Class Y	21,539,740	27,809,467	6,170,209	469,852	2,771,158	41,781,548
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	10,985,978	3,591,908	7,961,941	—	1,911,961	5,969,285
NVIT Multi-Manager Mid Cap Value Fund, Class Y	10,825,680	5,335,913	3,784,182	139,337	1,063,249	11,948,325
NVIT Core Bond Fund, Class Y	76,706,201	52,427,011	10,597,408	3,303,050	1,008,759	121,207,295
NVIT Core Plus Bond Fund, Class Y	77,470,327	50,972,230	10,471,422	2,698,169	1,543,721	121,182,310
NVIT Short-Term Bond Fund, Class Y	124,386,715	81,081,687	11,676,763	3,061,974	545,780	192,822,595
NVIT Money Market Fund, Class Y	31,262,345	21,134,512	4,247,016	—	—	48,149,841

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $271,691,262 and sales of $61,553,870 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. Investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

24	Annual Report 2011

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.
10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$12,458,652	$2,781,912	$15,240,564	$—	$15,240,564

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,113,111	$4,536,629	$8,649,740	$—	$8,649,740

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$971,396	$10,214,355	$11,185,751	$—	$—	$3,947,461	$15,133,212

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$599,162,924	$10,241,045	$(6,293,584)	$3,947,461

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT CardinalSM Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT CardinalSM Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	27

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 8.61%.

The Fund designates $2,781,912, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $545,316 or $0.0093 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $32,831 or $0.0006 per outstanding share.

28	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc. (dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Annual Report 2011

NVIT CardinalSM Moderate Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-MOD (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have

4	Annual Report 2011

been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S.

2011 Annual Report	5

Important Disclosures (Continued)

companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 3000® Index: An unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies, based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT CardinalSM Moderate Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Cardinal Moderate Fund (Class II at NAV) registered -2.33% versus 2.29% for its composite benchmark, which consists of 45% Russell 3000® Index, 15% MSCI EAFE® Index and 40% Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 219 funds as of December 31, 2011) was 0.21% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund (each with a target allocation of 12%), which gained 6.75% and 6.52%, respectively.

All of the sectors within the BARCAP Index (the benchmark for both NVIT Funds referenced in the previous paragraph) posted positive returns for the reporting period. The top-performing sector in the BARCAP Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84% and mortgage-backed securities, which returned 6.23%.

What areas of investment detracted from Fund performance?

The underlying investments in the Fund that detracted the most from relative Fund performance during the reporting period were the NVIT Multi-Manager International Growth Fund, the NVIT Multi-Manager International Value Fund and the NVIT Multi-Manager Large Cap Value Fund (with target allocations of 7%, 9% and 16%, respectively), which registered -9.20%, -16.10% and -5.69% respectively, for the reporting period.

Nearly all of the 45 countries in the MSCI All Country World ex-U.S. Growth Index posted negative returns during the reporting period, with Greece at the bottom registering -53.82%. Eight of the 10 sectors within the MSCI EAFE® Value Index posted negative returns during the reporting period. The utilities sector detracted the most from the MSCI EAFE Value Index registering -21.01% during the reporting period.

The NVIT Multi-Manager Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index, by 6.08% for the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT CardinalSM Moderate Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(2.25)%	1.49%
Class II	(2.33)%	1.39%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 28, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.97%	0.97%
Class II	1.22%	1.06%

*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Moderate Fund since inception versus performance of the Composite Index (a), the Russell 3000® Index (b), the MSCI EAFE® Index (c), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index (d) and the Consumer Price Index (CPI) (e) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 45% Russell 3000® Index, 15% MSCI EAFE® Index and 40% BARCAP U.S. Aggregate Bond Index.

(b)

The Russell 3000® Index is an unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

(c)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

(d)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT CardinalSM Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT CardinalSM Moderate Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class I Shares	Actual	1,000.00	938.20	1.42	0.29
	Hypothetical[c]	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	1,000.00	937.70	1.86	0.38
	Hypothetical[c]	1,000.00	1,023.29	1.94	0.38

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT CardinalSM Moderate Fund

Asset Allocation
Equity Funds	59.8%
Fixed Income Funds	37.2%
Money Market Fund	3.0%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings††
NVIT Multi-Manager Large Cap Value Fund, Class Y	15.9%
NVIT Short-Term Bond Fund, Class Y	13.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	12.9%
NVIT Core Bond Fund, Class Y	12.1%
NVIT Core Plus Bond Fund, Class Y	12.1%
NVIT Multi-Manager International Value Fund, Class Y	9.0%
NVIT Multi-Manager International Growth Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.0%
NVIT Money Market Fund, Class Y	3.0%
Other Holdings	5.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 59.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	15,270,339	$133,768,168
NVIT Multi-Manager International Value Fund, Class Y (a)	20,542,797	171,737,783
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	26,456,742	247,105,971
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	37,543,771	302,978,232
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	7,409,834	75,728,506
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	11,451,975	113,718,116
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	2,466,342	38,030,993
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	3,827,403	37,891,288
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,115,040	18,944,531

Total Equity Funds (cost $1,131,518,623)		1,139,903,588

Fixed Income Funds 37.2%
NVIT Core Bond Fund, Class Y (a)	21,187,096	230,727,477
NVIT Core Plus Bond Fund, Class Y (a)	20,059,043	230,678,997
NVIT Short-Term Bond Fund, Class Y (a)	24,058,577	248,525,103

Total Fixed Income Funds (cost $698,797,888)		709,931,577

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 3.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	57,284,367	$57,284,367

Total Money Market Fund (cost $57,284,367)		57,284,367

Total Mutual Funds (cost $1,887,600,878)		1,907,119,532

Total Investments (cost $1,887,600,878) (c) — 100.0%		1,907,119,532

Liabilities in excess of other assets — 0.0%†		(633,567)

NET ASSETS — 100.0%		$1,906,485,965

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT CardinalSM Moderate Fund
Assets:
Investments in affiliates, at value (cost $1,887,600,878)	$1,907,119,532
Receivable for investments sold	3,717,538
Receivable for capital shares issued	5,463
Prepaid expenses	3,936

Total Assets	1,910,846,469

Liabilities:
Payable for capital shares redeemed	3,723,001
Accrued expenses and other payables:
Investment advisory fees	317,836
Fund administration fees	39,283
Distribution fees	141,651
Administrative servicing fees	74,062
Accounting and transfer agent fees	3,629
Trustee fees	12,867
Custodian fees	10,636
Compliance program costs (Note 3)	2,285
Professional fees	13,924
Printing fees	5,854
Other	15,476

Total Liabilities	4,360,504

Net Assets	$1,906,485,965

Represented by:
Capital	$1,846,483,402
Accumulated undistributed net investment income	6,643,717
Accumulated net realized gains from investment transactions with affiliates	33,840,192
Net unrealized appreciation/(depreciation) from investments in affiliates	19,518,654

Net Assets	$1,906,485,965

Net Assets:
Class I Shares	$18,114,596
Class II Shares	1,888,371,369

Total	$1,906,485,965

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,855,635
Class II Shares	193,662,179

Total	195,517,814

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.76
Class II Shares	$9.75

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT CardinalSM Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$27,304,538
Other income from non-affiliates	900

Total Income	27,305,438

EXPENSES:
Investment advisory fees	3,324,191
Fund administration fees	410,556
Distribution fees Class II Shares	4,109,150
Administrative servicing fees Class I Shares	9,209
Administrative servicing fees Class II Shares	821,854
Professional fees	71,960
Printing fees	11,297
Trustee fees	44,922
Custodian fees	66,886
Accounting and transfer agent fees	274
Compliance program costs (Note 3)	8,022
Other	30,814

Total expenses before earnings credit and fees waived	8,909,135

Earnings credit (Note 5)	(3)
Distribution fees waived — Class II (Note 3)	(2,629,885)

Net Expenses	6,279,247

NET INVESTMENT INCOME	21,026,191

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	11,931,634
Net realized gains from investment transactions with affiliates	28,562,599

Net realized gains from investments in affiliates	40,494,233

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(108,852,680)

Net realized/unrealized losses from affiliated investments	(68,358,447)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,332,256)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT CardinalSM Moderate Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$21,026,191	$10,860,640
Net realized gains from investment transactions with affiliates	40,494,233	24,078,775
Net change in unrealized appreciation/(depreciation) from affiliated investments	(108,852,680)	77,371,842

Change in net assets resulting from operations	(47,332,256)	112,311,257

Distributions to Shareholders From:
Net investment income:
Class I	(448,320)	(104,326)
Class II	(38,379,566)	(6,493,263)
Net realized gains:
Class I	(117,429)	–
Class II	(11,226,826)	–

Change in net assets from shareholder distributions	(50,172,141)	(6,597,589)

Change in net assets from capital transactions	639,288,864	737,929,749

Change in net assets	541,784,467	843,643,417

Net Assets:
Beginning of year	1,364,701,498	521,058,081

End of year	$1,906,485,965	$1,364,701,498

Accumulated undistributed net investment income at end of year	$6,643,717	$17,726,513

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,671,432	$9,145,791
Dividends reinvested	565,749	104,326
Cost of shares redeemed	(4,103,132)	(1,285,894)

Total Class I	2,134,049	7,964,223

Class II Shares
Proceeds from shares issued	602,388,484	730,630,957
Dividends reinvested	49,606,392	6,493,263
Cost of shares redeemed	(14,840,061)	(7,158,694)

Total Class II	637,154,815	729,965,526

Change in net assets from capital transactions	$639,288,864	$737,929,749

2011 Annual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT CardinalSM Moderate Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	553,270	950,687
Reinvested	56,629	11,096
Redeemed	(404,065)	(134,243)

Total Class I Shares	205,834	827,540

Class II Shares
Issued	59,148,085	75,964,105
Reinvested	4,986,765	690,998
Redeemed	(1,465,084)	(756,724)

Total Class II Shares	62,669,766	75,898,379

Total change in shares	62,875,600	76,725,919

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.30	0.13	(0.36)	(0.23)	(0.25)	(0.06)	–	(0.31)	$9.76	(2.25)%	$18,114,596	0.29%	1.26%	0.29%	8.66%
Year Ended December 31, 2010(e)	$9.33	0.13	0.93	1.06	(0.09)	–	–	(0.09)	$10.30	11.42%	$16,991,776	0.29%	1.34%	0.29%	4.41%
Year Ended December 31, 2009(e)	$7.78	0.14	1.56	1.70	(0.15)	–	–	(0.15)	$9.33	22.01%	$7,668,257	0.29%	1.70%	0.29%	9.32%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.45)%	$3,018,008	0.27%	2.08%	0.36%	13.37%

Class II Shares
Year Ended December 31, 2011(e)	$10.29	0.13	(0.37)	(0.24)	(0.24)	(0.06)	–	(0.30)	$9.75	(2.33)%	$1,888,371,369	0.38%	1.26%	0.54%	8.66%
Year Ended December 31, 2010(e)	$9.32	0.13	0.92	1.05	(0.08)	–	–	(0.08)	$10.29	11.37%	$1,347,709,722	0.38%	1.32%	0.54%	4.41%
Year Ended December 31, 2009(e)	$7.78	0.15	1.53	1.68	(0.14)	–	–	(0.14)	$9.32	21.95%	$513,389,824	0.38%	1.70%	0.54%	9.32%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.48)%	$110,864,444	0.39%	2.28%	0.59%	13.37%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Fund.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

18	Annual Report 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,907,119,532	$—	$—	$1,907,119,532
Total	$1,907,119,532	$—	$—	$1,907,119,532
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital gain dividends received from affiliated Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

20	Annual Report 2011

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares in the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative service fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fee for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $8,022.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until May 1, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $2,629,885.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $831,063 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

22	Annual Report 2011

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT Multi-Manager International Growth Fund, Class Y	$104,383,620	$49,711,040	$6,018,193	$1,946,618	$1,687,392	$133,768,168
NVIT Multi-Manager International Value Fund, Class Y	102,395,824	96,996,187	513,634	3,616,295	(4,816)	171,737,783
NVIT Multi-Manager Large Cap Growth Fund, Class Y	212,182,369	83,049,221	38,282,264	453,780	9,525,754	247,105,971
NVIT Multi-Manager Large Cap Value Fund, Class Y	213,563,838	133,648,127	25,532,045	3,736,210	12,764,189	302,978,232
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	72,503,661	26,575,751	19,000,458	—	6,416,103	75,728,506
NVIT Multi-Manager Mid Cap Value Fund, Class Y	71,504,229	50,827,162	5,789,030	1,198,495	1,942,427	113,718,116
NVIT Multi-Manager Small Cap Growth Fund, Class Y	29,415,625	11,778,106	2,553,017	—	1,006,322	38,030,993
NVIT Multi-Manager Small Cap Value Fund, Class Y	29,550,507	12,958,748	2,669,037	163,846	1,041,484	37,891,288
NVIT Multi-Manager Small Company Fund, Class Y	14,787,163	6,559,323	1,327,184	93,125	545,287	18,944,531
NVIT Core Bond Fund, Class Y	159,628,607	84,945,767	20,363,486	6,549,221	2,347,274	230,727,477
NVIT Core Plus Bond Fund, Class Y	161,080,259	82,201,017	19,649,374	5,547,207	3,195,686	230,678,997
NVIT Short-Term Bond Fund, Class Y	154,885,131	95,505,464	745,413	3,999,741	27,131	248,525,103
NVIT Money Market Fund, Class Y	39,297,744	20,440,278	2,453,655	—	—	57,284,367

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $755,196,191 and sales of $144,896,790 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. Investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

24	Annual Report 2011

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$38,827,886	$11,344,255	$50,172,141	$—	$50,172,141

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$6,597,589	$—	$6,597,589	$—	$6,597,589

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$6,643,717	$34,524,005	$41,167,722	$—	$—	$18,834,841	$60,002,563

Amounts designated as “—” are zero or have been rounded to zero.

* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,888,284,691	$71,888,144	$(53,053,303)	$18,834,841

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT CardinalSM Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets in each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	27

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 22.74%.

The Fund designates $11,344,255, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $5,409,863 or $0.0277 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $321,901 or $0.0016 per outstanding share.

28	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Annual Report 2011

NVIT CardinalSM Moderately Aggressive Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-MAG (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

4	Annual Report 2011

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year,

15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

2011 Annual Report	5

Important Disclosures (Continued)

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 3000® Index: An unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies, based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT CardinalSM Moderately Aggressive Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Cardinal Moderately Aggressive Fund (Class II at NAV) registered -4.67% versus -0.62% for its composite benchmark, which consists of 55% Russell 3000® Index, 25% MSCI EAFE® Index and 20% Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 265 funds as of December 31, 2011) was -1.46% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund (each with a target allocation of 7.5%), which gained 6.75% and 6.52%, respectively.

All of the sectors within the BARCAP Index (the benchmark for both NVIT Funds referenced in the previous paragraph) posted positive returns for the reporting period. The top-performing sector in the BARCAP Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84% and mortgage-backed securities, which returned 6.23%.

What areas of investment detracted from Fund performance?

The underlying investments in the Fund that detracted the most from relative Fund performance during the reporting period were the NVIT Multi-Manager International Growth Fund, the NVIT Multi-Manager International Value Fund and the NVIT Multi-Manager Large Cap Value Fund (with target allocations of 12%, 13% and 19%, respectively), which registered -9.20%, -16.10% and -5.69%, respectively, for the reporting period.

Nearly all of the 45 countries in the MSCI All Country World ex-U.S. Growth Index posted negative returns during the reporting period, with Greece at the bottom registering -53.82%. Eight of the 10 sectors within the MSCI EAFE® Value Index posted negative returns during the reporting period. The utilities sector detracted the most from the MSCI EAFE Value Index registering -21.01% during the reporting period.

The NVIT Multi-Manager Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index, by 6.08% for the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT CardinalSM ModeratelyAggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(4.57)%	(0.04)%
Class II	(4.67)%	(0.15)%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
[2]	Since inception date of March 28, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.07%	1.05%
Class II	1.32%	1.14%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Moderately Aggressive Fund since inception versus performance of the Composite Index (a) the Russell 3000® Index (b), the MSCI EAFE® Index (c), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index (d), and the Consumer Price Index (CPI)(e) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 55% Russell 3000® Index, 25% MSCI EAFE® Index and 20% BARCAP U.S. Aggregate Bond Index.

(b)

The Russell 3000® Index is an unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

(c)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

(d)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT CardinalSM Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT CardinalSM Moderately Aggressive Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class I Shares	Actual	1,000.00	910.70	1.44	0.30
	Hypothetical[c]	1,000.00	1,023.69	1.53	0.30
Class II Shares	Actual	1,000.00	910.20	1.88	0.39
	Hypothetical[c]	1,000.00	1,023.24	1.99	0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT CardinalSM Moderately Aggressive Fund
December 31, 2011

Asset Allocation
Equity Funds	79.8%
Fixed Income Funds	20.2%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings ††
NVIT Multi-Manager Large Cap Value Fund, Class Y	18.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.0%
NVIT Multi-Manager International Value Fund, Class Y	13.0%
NVIT Multi-Manager International Growth Fund, Class Y	12.0%
NVIT Core Bond Fund, Class Y	7.6%
NVIT Core Plus Bond Fund, Class Y	7.6%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.9%
NVIT Short-Term Bond Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.0%
Other Holdings	4.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 79.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	5,244,281	$45,939,900
NVIT Multi-Manager International Value Fund, Class Y (a)	5,944,440	49,695,520
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,523,408	60,928,633
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	8,931,701	72,078,827
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	1,855,739	18,965,653
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,676,621	26,578,851
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	494,115	7,619,255
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,533,355	15,180,214
NVIT Multi-Manager Small Company Fund, Class Y (a)	446,696	7,589,370

Total Equity Funds (cost $282,683,224)		304,576,223

Mutual Funds (continued)

	Shares	Market Value

Fixed Income Funds 20.2%
NVIT Core Bond Fund, Class Y (a)	2,652,902	$28,890,106
NVIT Core Plus Bond Fund, Class Y (a)	2,511,656	28,884,042
NVIT Short-Term Bond Fund, Class Y (a)	1,853,831	19,150,070

Total Fixed Income Funds (cost $74,023,879)		76,924,218

Total Mutual Funds (cost $356,707,103)		381,500,441

Total Investments (cost $356,707,103) (b)—100.0%		381,500,441

Liabilities in excess of other assets—0.0%†		(143,900)

NET ASSETS—100.0%		$381,356,541

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT CardinalSM Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $356,707,103)	$381,500,441
Cash	726
Receivable for capital shares issued	473,307
Prepaid expenses	1,084

Total Assets	381,975,558

Liabilities:
Payable for investments purchased	473,266
Payable for capital shares redeemed	41
Accrued expenses and other payables:
Investment advisory fees	67,427
Fund administration fees	10,876
Distribution fees	26,965
Administrative servicing fees	15,438
Accounting and transfer agent fees	1,636
Trustee fees	3,310
Custodian fees	2,271
Compliance program costs (Note 3)	308
Professional fees	7,811
Printing fees	6,089
Other	3,579

Total Liabilities	619,017

Net Assets	$381,356,541

Represented by:
Capital	$344,967,640
Accumulated undistributed net investment income	1,570,690
Accumulated net realized gains from investment transactions with affiliates	10,024,873
Net unrealized appreciation/(depreciation) from investments in affiliates	24,793,338

Net Assets	$381,356,541

Net Assets:
Class I Shares	$28,354,511
Class II Shares	353,002,030

Total	$381,356,541

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,090,346
Class II Shares	38,496,274

Total	41,586,620

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.18
Class II Shares	$9.17

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT CardinalSM Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,371,249
Other income from non-affiliates	244

Total Income	5,371,493

EXPENSES:
Investment advisory fees	821,261
Fund administration fees	133,133
Distribution fees Class II Shares	955,934
Administrative servicing fees Class I Shares	14,127
Administrative servicing fees Class II Shares	191,193
Professional fees	27,056
Printing fees	9,299
Trustee fees	11,159
Custodian fees	16,711
Accounting and transfer agent fees	87
Compliance program costs (Note 3)	1,699
Other	9,227

Total expenses before earnings credit, fees waived and expenses reimbursed	2,190,886

Earnings credit (Note 5)	(2)
Distribution fees waived — Class II (Note 3)	(611,805)
Expenses reimbursed by adviser (Note 3)	(3,303)

Net Expenses	1,575,776

NET INVESTMENT INCOME	3,795,717

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,823,070
Net realized gains from investment transactions with affiliates	8,720,031

Net realized gains from investments in affiliates	11,543,101

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(34,293,607)

Net realized/unrealized losses from affiliated investments	(22,750,506)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,954,789)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Aggressive Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$3,795,717	$2,992,013
Net realized gains from investment transactions with affiliates	11,543,101	6,587,285
Net change in unrealized appreciation/(depreciation) from affiliated investments	(34,293,607)	30,987,879

Change in net assets resulting from operations	(18,954,789)	40,567,177

Distributions to Shareholders From:
Net investment income:
Class I	(692,610)	(132,420)
Class II	(9,073,841)	(1,307,487)
Net realized gains:
Class I	(265,904)	–
Class II	(3,440,076)	–

Change in net assets from shareholder distributions	(13,472,431)	(1,439,907)

Change in net assets from capital transactions	(2,000,453)	174,345,014

Change in net assets	(34,427,673)	213,472,284

Net Assets:
Beginning of year	415,784,214	202,311,930

End of year	$381,356,541	$415,784,214

Accumulated undistributed net investment income at end of year	$1,570,690	$5,954,484

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,636,266	$11,740,597
Dividends reinvested	958,514	132,420
Cost of shares redeemed	(2,897,379)	(1,744,942)

Total Class I	4,697,401	10,128,075

Class II Shares
Proceeds from shares issued	16,665,316	173,956,221
Dividends reinvested	12,513,917	1,307,487
Cost of shares redeemed	(35,877,087)	(11,046,769)

Total Class II	(6,697,854)	164,216,939

Change in net assets from capital transactions	$(2,000,453)	$174,345,014

SHARE TRANSACTIONS:
Class I Shares
Issued	678,070	1,296,078
Reinvested	101,384	15,060
Redeemed	(308,075)	(197,783)

Total Class I Shares	471,379	1,113,355

Class II Shares
Issued	1,689,563	18,900,471
Reinvested	1,320,756	148,592
Redeemed	(3,705,768)	(1,246,811)

Total Class II Shares	(695,449)	17,802,252

Total change in shares	(224,070)	18,915,607

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$9.95	0.10	(0.54)	(0.44)	(0.24)	(0.09)	–	(0.33)	$9.18	(4.57)%	$28,354,511	0.30%	1.06%	0.30%	13.96%
Year Ended December 31, 2010(e)	$8.84	0.10	1.07	1.17	(0.06)	–	–	(0.06)	$9.95	13.50%	$26,058,874	0.30%	1.14%	0.31%	5.62%
Year Ended December 31, 2009(e)	$7.08	0.11	1.76	1.87	(0.11)	–	–	(0.11)	$8.84	26.69%	$13,307,323	0.30%	1.44%	0.30%	15.09%
Period Ended December 31, 2008(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.24)%	$4,927,688	0.28%	1.52%	0.36%	13.38%

Class II Shares
Year Ended December 31, 2011(e)	$9.94	0.09	(0.54)	(0.45)	(0.23)	(0.09)	–	(0.32)	$9.17	(4.67)%	$353,002,030	0.39%	0.91%	0.55%	13.96%
Year Ended December 31, 2010(e)	$8.84	0.11	1.05	1.16	(0.06)	–	–	(0.06)	$9.94	13.31%	$389,725,340	0.39%	1.21%	0.56%	5.62%
Year Ended December 31, 2009(e)	$7.08	0.09	1.78	1.87	(0.11)	–	–	(0.11)	$8.84	26.58%	$189,004,607	0.38%	1.23%	0.54%	15.09%
Period Ended December 31, 2008(f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.26)%	$98,014,675	0.39%	1.68%	0.60%	13.38%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$381,500,441	$—	$—	$381,500,441
Total	$381,500,441	$—	$—	$381,500,441
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

18	Annual Report 2011

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital gain dividends received from affiliated Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

20	Annual Report 2011

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$—	$24,128	$3,303	$27,431

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $1,699.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until May 1, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $611,805.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $205,320 in Administrative Services fees from the Fund.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration, and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT Multi-Manager International Growth Fund, Class Y	$52,094,863	$5,010,282	$5,908,032	$726,881	$388,457	$45,939,900
NVIT Multi-Manager International Value Fund, Class Y	51,092,600	12,256,744	4,340,997	1,084,199	180,907	49,695,520
NVIT Multi-Manager Large Cap Growth Fund, Class Y	74,204,851	2,968,660	14,119,877	111,701	1,487,595	60,928,633
NVIT Multi-Manager Large Cap Value Fund, Class Y	74,677,282	14,073,128	11,666,233	976,231	2,312,705	72,078,827
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	32,623,081	1,125,038	13,288,687	–	4,075,077	18,965,653
NVIT Multi-Manager Mid Cap Value Fund, Class Y	32,147,089	1,686,258	6,201,759	330,602	1,075,616	26,578,851
NVIT Multi-Manager Small Cap Growth Fund, Class Y	8,821,680	335,683	1,498,957	–	300,175	7,619,255
NVIT Multi-Manager Small Cap Value Fund, Class Y	8,859,503	8,136,817	1,516,117	44,041	370,653	15,180,214
NVIT Multi-Manager Small Company Fund, Class Y	4,433,899	4,086,811	774,657	24,415	216,619	7,589,370
NVIT Core Bond Fund, Class Y	28,675,177	3,199,494	3,996,330	896,609	424,784	28,890,106
NVIT Core Plus Bond Fund, Class Y	28,933,486	2,876,006	3,970,092	800,087	619,088	28,884,042
NVIT Short-Term Bond Fund, Class Y	19,378,209	2,045,733	2,209,689	376,483	91,425	19,150,070

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the

22	Annual Report 2011

Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $57,800,654 and sales of $69,491,427 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. Investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,766,451	$3,705,980	$13,472,431	$—	$13,472,431

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,439,907	$—	$1,439,907	$—	$1,439,907

Amounts designated as “—” are zero or have been rounded to zero.

24	Annual Report 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$1,570,690	$10,655,597	$12,226,287	$—	$—	$24,162,614	$36,388,901
*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

Amounts designated as “—” are zero or have rounded to zero.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$357,337,827	$33,755,537	$(9,592,923)	$24,162,614

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Cardinal Moderately Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderately Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

26	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 30.18%.

The Fund designates $3,705,980, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $1,764,549 or $0.0424 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $104,433 or $0.0025 per outstanding share.

2011 Annual Report	27

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

28	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	31

NVIT CardinalSM Moderately Conservative Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CD-MCON (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Cardinal Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

4	Annual Report 2011

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year,

15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

2011 Annual Report	5

Important Disclosures (Continued)

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 3000® Index: An unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies, based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT CardinalSM Moderately Conservative Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Cardinal Moderately Conservative Fund (Class II at NAV) registered -0.27% versus 4.33% for its composite benchmark, which consists of 30% Russell 3000® Index, 10% MSCI EAFE® Index and 60% Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 219 funds as of December 31, 2011) was 0.21% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund (each with a target allocation of 17.5%), which gained 6.75% and 6.52%, respectively.

All of the sectors within the BARCAP Index (the benchmark for both NVIT Funds referenced in the previous paragraph) posted positive returns for the reporting period. The top-performing sector in the BARCAP Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84% and mortgage-backed securities, which returned 6.23%.

What areas of investment detracted from Fund performance?

The underlying investments in the Fund that detracted the most from relative Fund performance during the reporting period were the NVIT Multi-Manager International Growth Fund, the NVIT Multi-Manager International Value Fund and the NVIT Multi-Manager Large Cap Value Fund (with target allocations of 4%, 6% and 13%, respectively), which registered -9.20%, -16.10% and -5.69%, respectively, for the reporting period.

Nearly all of the 45 countries in the MSCI All Country World ex-U.S. Growth Index posted negative returns during the reporting period, with Greece at the bottom registering -53.82%. Eight of the 10 sectors within the MSCI EAFE® Value Index posted negative returns during the reporting period. The utilities sector detracted the most from the MSCI EAFE Value Index registering -21.01% during the reporting period.

The NVIT Multi-Manager Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index, by 6.08%% for the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT CardinalSM Moderately Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(0.28)%	2.72%
Class II	(0.27)%	2.65%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 28, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.91%	0.89%
Class II	1.16%	0.98%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Moderately Conservative Fund since inception versus performance of the Composite Index(a), the Russell 3000® Index(b), the MSCI EAFE® Index(c), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(d), and the Consumer Price Index (CPI)(e) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes do not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 30% Russell 3000® Index, 10% MSCI EAFE® Index and 60% BARCAP U.S. Aggregate Bond Index.

(b)

The Russell 3000® Index is an unmanaged index that measures the performance of the stocks of the 3,000 largest U.S. companies based on total market capitalization; represents approximately 98% of the investable U.S. equity market.

(c)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designated to measure the performance of the stocks in developed markets outside the United States and Canada.

(d)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT CardinalSM Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT CardinalSM Moderately Conservative Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class I Shares	Actual	1,000.00	964.40	1.49	0.30
	Hypothetical[c]	1,000.00	1,023.69	1.53	0.30
Class II Shares	Actual	1,000.00	964.80	1.93	0.39
	Hypothetical[c]	1,000.00	1,023.24	1.99	0.39

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT CardinalSM Moderately Conservative Fund
December 31, 2011

Asset Allocation
Fixed Income Funds	55.2%
Equity Funds	39.8%
Money Market Fund	5.0%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings ††
NVIT Core Bond Fund, Class Y	18.6%
NVIT Core Plus Bond Fund, Class Y	18.6%
NVIT Short-Term Bond Fund, Class Y	18.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	12.9%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	8.9%
NVIT Multi-Manager International Value Fund, Class Y	6.0%
NVIT Money Market Fund, Class Y	5.0%
NVIT Multi-Manager International Growth Fund, Class Y	4.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.0%
Other Holdings	2.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 39.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,607,697	$22,843,429
NVIT Multi-Manager International Value Fund, Class Y (a)	4,092,705	34,215,015
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,473,949	51,126,682
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	9,116,441	73,569,681
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	1,107,505	11,318,700
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,281,645	22,656,738
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	571,921	5,662,015
NVIT Multi-Manager Small Company Fund, Class Y (a)	333,240	5,661,745

Total Equity Funds (cost $227,669,669)		227,054,005

Fixed Income Funds 55.2%
NVIT Core Bond Fund, Class Y (a)	9,761,323	106,300,808
NVIT Core Plus Bond Fund, Class Y (a)	9,241,623	106,278,669
NVIT Short-Term Bond Fund, Class Y (a)	9,955,208	102,837,301

Total Fixed Income Funds (cost $308,333,271)		315,416,778

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 5.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	28,532,555	$28,532,555

Total Money Market Fund (cost $28,532,555)		28,532,555

Total Mutual Funds (cost $564,535,495)		571,003,338

Total Investments (cost $564,535,495) (c)—100.0%		571,003,338

Liabilities in excess of other assets—0.0%†		(200,893)

NET ASSETS—100.0%		$570,802,445

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT CardinalSM Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $564,535,495)	$571,003,338
Receivable for capital shares issued	1,428,035
Prepaid expenses	1,123

Total Assets	572,432,496

Liabilities:
Payable for investments purchased	1,427,667
Payable for capital shares redeemed	368
Accrued expenses and other payables:
Investment advisory fees	94,664
Fund administration fees	14,238
Distribution fees	42,364
Administrative servicing fees	22,066
Accounting and transfer agent fees	1,634
Trustee fees	3,718
Custodian fees	3,168
Compliance program costs (Note 3)	729
Professional fees	7,899
Printing fees	6,214
Other	5,322

Total Liabilities	1,630,051

Net Assets	$570,802,445

Represented by:
Capital	$550,363,001
Accumulated undistributed net investment income	1,625,423
Accumulated net realized gains from investment transactions with affiliates	12,346,178
Net unrealized appreciation/(depreciation) from investments in affiliates	6,467,843

Net Assets	$570,802,445

Net Assets:
Class I Shares	$3,220,916
Class II Shares	567,581,529

Total	$570,802,445

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	317,228
Class II Shares	55,910,891

Total	56,228,119

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.15
Class II Shares	$10.15

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT CardinalSM Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$9,326,923
Other income from non-affiliates	262

Total Income	9,327,185

EXPENSES:
Investment advisory fees	969,123
Fund administration fees	149,560
Distribution fees Class II Shares	1,204,822
Administrative servicing fees Class I Shares	1,314
Administrative servicing fees Class II Shares	240,971
Professional fees	29,346
Printing fees	10,448
Trustee fees	13,118
Custodian fees	19,342
Accounting and transfer agent fees	89
Compliance program costs (Note 3)	2,392
Other	11,170

Total expenses before earnings credit and fees waived	2,651,695

Earnings credit (Note 5)	(1)
Distribution fees waived — Class II (Note 3)	(771,095)

Net Expenses	1,880,599

NET INVESTMENT INCOME	7,446,586

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,909,965
Net realized gains from investment transactions with affiliates	11,069,963

Net realized gains from investments in affiliates	13,979,928

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(23,539,287)

Net realized/unrealized losses from affiliated investments	(9,559,359)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,112,773)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Conservative Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$7,446,586	$4,112,536
Net realized gains from investment transactions with affiliates	13,979,928	7,396,276
Net change in unrealized appreciation/(depreciation) from affiliated investments	(23,539,287)	15,734,544

Change in net assets resulting from operations	(2,112,773)	27,243,356

Distributions to Shareholders From:
Net investment income:
Class I	(71,155)	(27,741)
Class II	(12,493,636)	(2,766,719)
Net realized gains:
Class I	(16,242)	(4,378)
Class II	(3,034,387)	(647,823)

Change in net assets from shareholder distributions	(15,615,420)	(3,446,661)

Change in net assets from capital transactions	171,969,522	207,738,049

Change in net assets	154,241,329	231,534,744

Net Assets:
Beginning of year	416,561,116	185,026,372

End of year	$570,802,445	$416,561,116

Accumulated undistributed net investment income at end of year	$1,625,423	$5,095,276

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,485,132	$1,404,234
Dividends reinvested	87,397	32,119
Cost of shares redeemed	(979,483)	(615,972)

Total Class I	593,046	820,381

Class II Shares
Proceeds from shares issued	170,060,571	212,043,659
Dividends reinvested	15,528,023	3,414,542
Cost of shares redeemed	(14,212,118)	(8,540,533)

Total Class II	171,376,476	206,917,668

Change in net assets from capital transactions	$171,969,522	$207,738,049

SHARE TRANSACTIONS:
Class I Shares
Issued	143,899	141,831
Reinvested	8,506	3,222
Redeemed	(93,455)	(60,761)

Total Class I Shares	58,950	84,292

Class II Shares
Issued	16,384,664	21,097,102
Reinvested	1,511,863	341,388
Redeemed	(1,356,209)	(859,849)

Total Class II Shares	16,540,318	20,578,641

Total change in shares	16,599,268	20,662,933

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.51	0.17	(0.19)	(0.02)	(0.28)	(0.06)	–	(0.34)	$10.15	(0.28)%	$3,220,916	0.30%	1.64%	0.30%	12.05%
Year Ended December 31, 2010(e)	$9.75	0.15	0.74	0.89	(0.11)	(0.02)	–	(0.13)	$10.51	9.31%	$2,715,207	0.30%	1.46%	0.31%	4.76%
Year Ended December 31, 2009(e)	$8.47	0.17	1.32	1.49	(0.20)	(0.01)	–	(0.21)	$9.75	17.64%	$1,697,147	0.30%	1.91%	0.31%	10.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.13	(1.49)	(1.36)	(0.14)	(0.03)	–	(0.17)	$8.47	(13.73)%	$1,419,127	0.26%	2.04%	0.41%	22.21%

Class II Shares
Year Ended December 31, 2011(e)	$10.51	0.16	(0.19)	(0.03)	(0.27)	(0.06)	–	(0.33)	$10.15	(0.27)%	$567,581,529	0.39%	1.53%	0.55%	12.05%
Year Ended December 31, 2010(e)	$9.76	0.15	0.73	0.88	(0.11)	(0.02)	–	(0.13)	$10.51	9.03%	$413,845,909	0.39%	1.50%	0.56%	4.76%
Year Ended December 31, 2009(e)	$8.47	0.19	1.30	1.49	(0.19)	(0.01)	–	(0.20)	$9.76	17.68%	$183,329,225	0.39%	2.08%	0.56%	10.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.12	(1.49)	(1.37)	(0.13)	(0.03)	–	(0.16)	$8.47	(13.77)%	$43,449,446	0.39%	2.97%	0.67%	22.21%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Fund.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$571,003,338	$—	$—	$571,003,338
Total	$571,003,338	$—	$—	$571,003,338
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

18	Annual Report 2011

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital gain dividends received from affiliated Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares in the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

20	Annual Report 2011

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$117,942	$21,169	$—	$139,111

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fee for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,392.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until May 1, 2012. During the year ended December 31, 2011, the waiver of such distribution fees by NFD amounted to $771,095.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $242,285 in Administrative Services fees from the Fund.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT Multi-Manager International Growth Fund, Class Y	$21,680,132	$8,144,564	$4,406,174	$348,186	$1,499,859	$22,843,429
NVIT Multi-Manager International Value Fund, Class Y	21,260,637	18,745,317	552,439	720,238	152,707	34,215,015
NVIT Multi-Manager Large Cap Growth Fund, Class Y	44,085,586	15,557,994	6,781,409	93,967	2,054,133	51,126,682
NVIT Multi-Manager Large Cap Value Fund, Class Y	44,365,822	39,522,358	7,178,326	850,845	3,787,465	73,569,681
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	22,604,375	5,137,965	15,077,790	–	3,635,057	11,318,700
NVIT Multi-Manager Mid Cap Value Fund, Class Y	22,285,244	7,577,212	6,291,480	268,992	1,966,360	22,656,738
NVIT Multi-Manager Small Cap Value Fund, Class Y	–	5,915,881	407,212	–	1,717	5,662,015
NVIT Multi-Manager Small Company Fund, Class Y	–	5,915,881	415,572	–	2,135	5,661,745
NVIT Core Bond Fund, Class Y	69,530,797	36,097,405	1,856,601	2,900,794	148,234	106,300,808
NVIT Core Plus Bond Fund, Class Y	70,172,746	35,093,246	1,943,243	2,396,552	325,469	106,278,669
NVIT Short-Term Bond Fund, Class Y	76,406,900	34,703,389	7,863,064	1,747,349	406,792	102,837,301
NVIT Money Market Fund, Class Y	24,326,570	10,244,441	6,038,456	–	–	28,532,555

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of

22	Annual Report 2011

redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $222,655,653 and sales of $58,811,766 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. Investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.   Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$12,564,791	$3,050,629	$15,615,420	$—	$15,615,420

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,794,460	$652,201	$3,446,661	$—	$3,446,661

Amount designated as “—” is zero or has been rounded to zero.

24	Annual Report 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$1,658,383	$12,582,099	$14,240,482	$—	$—	$6,198,962	$20,439,444

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and outstanding return of capital.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$564,804,376	$16,125,161	$(9,926,199)	$6,198,962

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Cardinal Moderately Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderately Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

26	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 16.41%.

The Fund designates $3,050,629, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $1,038,119 or $0.0185 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $62,508 or $0.0011 per outstanding share.

2011 Annual Report	27

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

28	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	31

NVIT Core Bond Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

18	Statement of Assets and Liabilities

19	Statement of Operations

20	Statements of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

30	Report of Independent Registered Public Accounting Firm

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CB (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost

2	Annual Report 2011

$78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund also is subject to prepayment and call risk, extension risk, and mortgage- and asset-backed securities risk to varying degrees.

The Fund is subject to risks associated with investing in high-yield bonds and foreign securities.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-

4	Annual Report 2011

grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please

2011 Annual Report	5

Important Disclosures (Continued)

keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Asset Management, LLC. Nationwide Asset Management, LLC is a wholly owned subsidiary of Nationwide Mutual Insurance Company. Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company are wholly owned by Nationwide Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Asset Management, LLC. Nationwide Asset Management, LLC is a wholly owned subsidiary of Nationwide Mutual Insurance Company. Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company are wholly owned by Nationwide Corporation.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Core Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Core Bond Fund (Class Y at NAV) returned 6.75% versus 7.84% for its benchmark, the Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds A-Rated (consisting of 118 funds as of December 31, 2011) was 6.87% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period, the Fund’s overweight positions versus the Fund’s benchmark in investment-grade corporate bonds, commercial mortgage-backed securities and government Agency securities were the strongest contributing factors to relative Fund performance.

What areas of investment detracted from Fund performance?

The Fund’s cash holdings and underweight positions versus the Fund’s benchmark in U.S. Treasuries, collateralized mortgage obligations and mortgage-backed securities detracted from relative Fund performance due to low interest rates. In addition, the Fund’s average duration was typically shorter than the average duration of the benchmark, which hurt relative Fund performance.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary S. Davis, CFA

2011 Annual Report	7

Fund Performance	NVIT Core Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	6.59%	5.72%
Class II	6.24%	5.44%
Class Y	6.75%	5.86%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

Expense Ratio*
Class I	0.62%
Class II	0.87%
Class Y	0.47%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Bond Fund since inception versus performance of The Barclays Capital (BARCAP) U.S. Aggregate Bond Index(a), and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

v

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Core Bond Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	1,035.20	3.08	0.60
	Hypothetical	[b]	1,000.00	1,022.18	3.06	0.60
Class II Shares	Actual		1,000.00	1,034.00	4.36	0.85
	Hypothetical	[b]	1,000.00	1,020.92	4.33	0.85
Class Y Shares	Actual		1,000.00	1,037.00	2.31	0.45
	Hypothetical	[b]	1,000.00	1,022.94	2.29	0.45

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Core Bond Fund
December 31, 2011

Asset Allocation
Corporate Bonds	39.4%
U.S. Government Sponsored & Agency Obligations	20.6%
U.S. Government Mortgage Backed Agencies	14.2%
Collateralized Mortgage Obligations	9.5%
Commercial Mortgage Backed Securities	4.8%
U.S. Treasury Note	3.8%
Yankee Dollars	2.0%
Municipal Bonds	1.8%
U.S. Treasury Bonds	1.7%
Mutual Funds	1.7%
Sovereign Bond	1.3%
Asset-Backed Security†	0.0%
Liabilities in excess of other assets	(0.8%)

100.0%

Top Industries††
Commercial Banks	6.2%
Diversified Financial Services	4.0%
Oil, Gas & Consumable Fuels	3.5%
Energy Equipment & Services	2.8%
Metals & Mining	2.8%
Chemicals	2.6%
Consumer Finance	2.6%
Biotechnology	1.9%
Tobacco	1.5%
Media	1.4%
Other Industries	70.7%

100.0%

Top Holdings††
U.S. Treasury Notes, 1.00%, 09/30/16	3.8%
Fannie Mae, 4.38%, 10/15/15	2.6%
Private Export Funding Corp., 4.30%, 12/15/21	2.2%
Federal Home Loan Banks, 3.00%, 06/24/13	1.9%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	1.9%
Fidelity Institutional Money Market Fund—Institutional Class	1.7%
Government National Mortgage Association, 5.00%, 03/16/37	1.6%
Tennessee Valley Authority, 5.88%, 04/01/36	1.5%
Fannie Mae Pool, 3.50%, 01/01/42	1.4%
Freddie Mac, 5.35%, 08/01/15	1.4%
Other Holdings	80.0%

100.0%

†	Amount rounds to less than 0.1%

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Core Bond Fund

Asset-Backed Security 0.0%†

	Principal Amount	Market Value

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2,
0.54%, 09/25/25(a)	$270,769	$269,895

Total Asset-Backed Security (cost $265,204)		269,895

Collateralized Mortgage Obligations 9.5%
Fannie Mae REMICS Series 2008-55, Class VB,
5.00%, 02/25/27	10,000,000	10,827,698
Series 2010-86, Class VB,
3.00%, 05/25/28	6,803,298	7,054,272
Series 2010-122, Class TG,
3.00%, 04/25/39	7,078,149	7,249,203
Series 2009-78, Class BM,
4.00%, 06/25/39	7,713,593	8,138,309
Freddie Mac REMICS Series 2653, Class C,
3.88%, 06/15/23	14,244,005	14,974,074
Series 3665, Class KA,
3.00%, 05/15/36	6,083,182	6,284,626
Government National Mortgage Association
Series 2010-61, Class PC,
4.50%, 02/20/37	8,000,000	8,735,731
Series 2010-6, Class PC,
5.00%, 03/16/37	15,000,000	16,556,285
Series 2010-37, Class ML,
4.50%, 12/20/38	12,000,000	13,084,729
Series 2010-112, Class QM,
2.50%, 09/20/39	6,944,534	7,181,621

Total Collateralized Mortgage Obligations (cost $96,809,715)		100,086,548

Commercial Mortgage Backed Securities 4.8%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class AM,
4.91%, 07/10/43(a)	700,000	728,984
Series 2005-6, Class AJ,
5.19%, 09/10/47(a)	730,000	683,038
Series 2005-6, Class A4,
5.19%, 09/10/47(a)	2,500,000	2,764,973
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A6,
4.75%, 02/13/46(a)	1,000,000	1,069,113

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Bear Stearns Commercial Mortgage Securities (continued)
Series 2005-T18, Class A4,
4.93%, 02/13/42(a)	$1,700,000	$1,843,743
Series 2006-T22, Class AM,
5.53%, 04/12/38(a)	500,000	518,177
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A3B,
5.70%, 12/10/49(a)	2,000,000	2,199,760
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.74%, 11/10/46(b)	2,456,632	2,572,985
Series 2011-LC1A, Class A3,
5.00%, 11/10/46(b)	2,250,000	2,533,768
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4,
5.44%, 03/10/39	3,000,000	3,247,158
Series 2007-GG9, Class AM,
5.48%, 03/10/39	750,000	704,433
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6,
5.40%, 08/10/38(a)	1,500,000	1,606,157
Series 2006-GG8, Class A4,
5.56%, 11/10/39	2,000,000	2,195,806
Series 2006-GG8, Class AM,
5.59%, 11/10/39	2,000,000	2,025,060
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM,
5.00%, 10/15/42(a)	1,000,000	1,052,023
Series 2006-LDP6, Class A4,
5.48%, 04/15/43(a)	1,359,000	1,494,961
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4,
4.37%, 03/15/36	2,500,000	2,611,945
Series 2004-C4, Class A3,
5.17%, 06/15/29(a)	449,160	457,704
Series 2005-C1, Class AJ,
4.81%, 02/15/40	2,200,000	2,163,779
Series 2005-C7, Class AJ,
5.32%, 11/15/40(a)	1,500,000	1,400,522
Series 2007-C6, Class A2,
5.85%, 07/15/40	719,493	728,089
Series 2008-C1, Class A2,
6.15%, 04/15/41(a)	1,500,000	1,698,135
Morgan Stanley Capital I
Series 2005-T19, Class A3,
4.83%, 06/12/47	208,678	208,576
Series 2005-T19, Class AJ,
4.99%, 06/12/47(a)	1,000,000	940,878

12	Annual Report 2011

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Morgan Stanley Capital I (continued)
Series 2006-HQ9, Class A3,
5.71%, 07/12/44	$1,000,000	$1,021,966
Series 2006-T21, Class A4,
5.16%, 10/12/52(a)	2,500,000	2,758,313
Series 2006-T23, Class AM,
5.81%, 08/12/41(a)	1,479,000	1,611,221
Series 2007-IQ16, Class A4,
5.81%, 12/12/49	1,000,000	1,101,130
Series 2011-C1, Class A2,
3.88%, 09/15/47(b)	2,500,000	2,627,065
Series 2011-C1, Class A4,
5.03%, 09/15/47(a)(b)	3,000,000	3,382,962

Total Commercial Mortgage Backed Securities (cost $47,701,266)		49,952,424

Corporate Bonds 39.4%
Aerospace & Defense 0.5%
L-3 Communications Corp.,
5.20%, 10/15/19	5,000,000	5,072,100

Airlines 1.2%
American Airlines 2011-2, Pass Through Trust,
Series A, Class A, 8.63%, 10/15/21	8,150,000	8,313,000
Continental Airlines 2000-2, Pass Through Trust,
Series 002A, Class A-1, 7.71%, 04/02/21	309,759	331,814
Continental Airlines Pass Through Trust,
Series 2006-1, Class G, 0.88%, 06/02/13(a)	3,852,498	3,621,348

		12,266,162

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	1,500,000	1,942,738
6.88%, 11/15/19	1,500,000	1,883,709

		3,826,447

Biotechnology 1.9%
Amgen, Inc.,
3.88%, 11/15/21	10,000,000	10,091,150
Biogen Idec, Inc.,
6.88%, 03/01/18	8,000,000	9,669,344

		19,760,494

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets 0.9%
Morgan Stanley
3.45%, 11/02/15	$2,800,000	$2,577,935
5.50%, 01/26/20	3,000,000	2,730,825
5.75%, 01/25/21	4,000,000	3,731,224

		9,039,984

Chemicals 2.6%
Agrium, Inc.,
6.75%, 01/15/19	7,173,000	8,652,898
Airgas, Inc.,
4.50%, 09/15/14	1,000,000	1,059,559
Cytec Industries, Inc.
6.00%, 10/01/15	5,320,000	5,813,941
8.95%, 07/01/17	4,000,000	4,784,940
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	5,000,000	5,969,190
7.30%, 01/15/28	1,205,000	1,483,281

		27,763,809

Commercial Banks 6.2%
Bank of America NA,
6.10%, 06/15/17	3,800,000	3,575,447
Fifth Third Bancorp,
4.50%, 06/01/18	8,130,000	8,150,797
HSBC Bank USA NA
6.00%, 08/09/17	3,000,000	3,083,148
4.88%, 08/24/20	3,000,000	2,783,808
HSBC Holdings PLC,
6.80%, 06/01/38	2,750,000	2,848,301
ING Bank NV,
5.13%, 05/01/15(b)	10,400,000	10,101,686
JPMorgan Chase Bank NA,
6.00%, 10/01/17	8,350,000	8,982,137
Nordea Bank AB,
4.88%, 05/13/21(b)	4,350,000	3,676,655
Sovereign Bank,
8.75%, 05/30/18	7,500,000	8,362,417
Standard Chartered Bank,
6.40%, 09/26/17(b)	9,155,000	9,346,468
SunTrust Bank,
0.80%, 08/24/15(a)	5,000,000	4,641,110

		65,551,974

Computers & Peripherals 0.3%
Hewlett-Packard Co.,
4.65%, 12/09/21	2,500,000	2,637,700

Consumer Finance 2.6%
American Honda Finance Corp.
2.50%, 09/21/15(b)	3,000,000	3,052,524
7.63%, 10/01/18(b)	4,000,000	5,024,800
Sallie Mae, Inc.,
0.00%, 10/03/22	14,956,000	10,860,329

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
Toyota Motor Credit Corp.
4.50%, 06/17/20	$3,250,000	$3,547,362
3.40%, 09/15/21	5,000,000	5,153,015

		27,638,030

Diversified Financial Services 4.1%
BP Capital Markets PLC
5.25%, 11/07/13	1,000,000	1,072,564
3.56%, 11/01/21	8,000,000	8,328,672
Citigroup, Inc.,
8.13%, 07/15/39	1,500,000	1,836,498
FMR LLC
7.49%, 06/15/19(b)	3,250,000	3,775,769
6.50%, 12/14/40(b)	3,000,000	3,259,731
General Electric Capital Corp.
6.00%, 08/07/19	2,000,000	2,297,256
5.30%, 02/11/21	6,000,000	6,413,712
4.65%, 10/17/21	5,000,000	5,218,335
Harley-Davidson Funding Corp.,
6.80%, 06/15/18(b)	3,000,000	3,505,986
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18(c)	1,000,000	1,064,690
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	2,500,000	3,596,885
Xstrata Finance Canada Ltd.,
5.80%, 11/15/16(b)	2,148,000	2,343,208

		42,713,306

Diversified Telecommunication Services 1.3%
AT&T, Inc.,
3.88%, 08/15/21	10,000,000	10,577,510
Verizon Communications, Inc.,
5.50%, 02/15/18	3,000,000	3,497,436

		14,074,946

Electric Utilities 1.0%
Integrys Energy Group, Inc.,
4.17%, 11/01/20	2,000,000	2,136,468
Oncor Electric Delivery Co. LLC,
6.80%, 09/01/18	2,000,000	2,432,198
PacifiCorp,
5.65%, 07/15/18	1,500,000	1,790,733
PSEG Power LLC,
4.15%, 09/15/21	4,000,000	4,154,316

		10,513,715

Energy Equipment & Services 2.3%
Ensco PLC,
4.70%, 03/15/21	8,000,000	8,331,248
Rowan Cos., Inc.,
5.00%, 09/01/17	7,595,000	7,980,507

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services (continued)
Transocean, Inc.,
6.38%, 12/15/21	$5,000,000	$5,314,415
Weatherford International Ltd.,
6.00%, 03/15/18	1,000,000	1,112,635
Weatherford International, Inc.,
6.35%, 06/15/17	1,465,000	1,636,683

		24,375,488

Food & Staples Retailing 1.3%
CVS Pass-Through Trust,
6.94%, 01/10/30	8,485,784	9,405,473
Wal-Mart Stores, Inc.,
5.63%, 04/15/41	3,000,000	3,877,203

		13,282,676

Health Care Providers & Services 0.9%
Aristotle Holding, Inc.,
4.75%, 11/15/21(b)	9,500,000	9,830,325

Insurance 1.3%
MetLife, Inc.,
6.75%, 06/01/16	4,000,000	4,608,152
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	780,595
Prudential Financial, Inc.
4.75%, 09/17/15	3,000,000	3,167,682
6.00%, 12/01/17	5,000,000	5,560,825

		14,117,254

Media 1.4%
NBCUniversal Media LLC,
4.38%, 04/01/21	4,000,000	4,221,384
Time Warner Cable, Inc.
6.75%, 07/01/18	3,250,000	3,860,074
4.00%, 09/01/21	7,000,000	7,082,096

		15,163,554

Metals & Mining 2.5%
Allegheny Technologies, Inc.
9.38%, 06/01/19	2,246,000	2,868,319
5.95%, 01/15/21	3,500,000	3,720,112
ArcelorMittal,
5.50%, 03/01/21	7,600,000	6,976,108
Kinross Gold Corp.,
5.13%, 09/01/21(b)	10,000,000	9,814,180
Xstrata Canada Financial Corp.,
4.95%, 11/15/21(b)	3,000,000	3,064,875

		26,443,594

14	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities 0.9%
DTE Energy Co.,
1.23%, 06/03/13(a)	$10,000,000	$9,989,770

Office Electronics 0.7%
Xerox Corp.,
1.28%, 05/16/14(a)	7,500,000	7,389,863

Oil, Gas & Consumable Fuels 2.6%
Energy Transfer Partners LP,
9.70%, 03/15/19	4,250,000	5,206,888
Pride International, Inc.,
6.88%, 08/15/20	2,500,000	2,931,072
Sunoco Logistics Partners Operations LP
8.75%, 02/15/14	1,000,000	1,117,722
5.50%, 02/15/20	5,000,000	5,314,475
4.65%, 02/15/22	5,000,000	5,111,970
Williams Partners LP,
5.25%, 03/15/20	7,000,000	7,748,776

		27,430,903

Real Estate Investment Trusts (REITs) 0.5%
CommonWealth REIT,
6.25%, 06/15/17	1,250,000	1,314,667
National Retail Properties, Inc.,
6.88%, 10/15/17	2,580,000	2,862,580
Simon Property Group LP,
4.38%, 03/01/21	1,000,000	1,058,125

		5,235,372

Road & Rail 0.5%
Canadian Pacific Railway Ltd,
4.50%, 01/15/22	5,000,000	5,070,875

Tobacco 1.5%
Altria Group, Inc.,
4.75%, 05/05/21	4,000,000	4,404,152
Lorillard Tobacco Co.,
6.88%, 05/01/20	5,000,000	5,587,190
Reynolds American, Inc.,
7.63%, 06/01/16	4,700,000	5,604,445

		15,595,787

Total Corporate Bonds (cost $404,360,130)		414,784,128

Municipal Bonds 1.8%
California 1.1%
State of California,
5.70%, 11/01/21	$10,250,000	11,189,823

Municipal Bonds (continued)

	Principal Amount	Market Value

Illinois 0.7%
County of Cook IL,
Series C, 6.21%, 11/15/33	$7,020,000	$7,469,701

Total Municipal Bonds (cost $18,395,604)		18,659,524

Sovereign Bond 1.3%
ISRAEL 1.3%
Israel Government AID Bond,
5.50%, 12/04/23	10,602,000	13,518,600

Total Sovereign Bond (cost $13,329,712)		13,518,600

U.S. Government Mortgage Backed Agencies 14.2%
Fannie Mae Pool
Pool# AK1082 3.50%, 01/01/42	15,000,000	15,440,171
Pool# 873863 5.69%, 05/01/16	4,681,336	4,913,742
Pool# 464279 4.30%, 07/01/21	3,445,172	3,737,683
Pool# AA4433 4.50%, 03/01/39	11,035,713	11,752,812
Pool# AH1422 4.00%, 01/01/41	9,725,526	10,228,764
Fannie Mae REMICS
Pool# FNR 2005-53 MH 5.50%, 03/25/34	10,000,000	10,663,348
Pool# FNR 2007-74 QC 6.00%, 02/25/36	13,652,000	14,621,341
Pool# FNR 2007-6 PA 5.50%, 02/25/37	5,678,217	6,239,018
Pool# FNR 2007-66 AH 6.00%, 07/25/37	7,037,962	7,322,054
Freddie Mac Gold Pool
Pool# A85748, 5.00%, 04/01/39	6,519,629	7,012,906
Freddie Mac REMICS
Pool# FHR 3451 VB 5.00%, 05/15/28	10,000,000	10,844,397
Pool# FHR 3036 TM 4.50%, 12/15/34	10,000,000	10,721,108
Pool# FHR 3334 MD 5.00%, 06/15/35	10,000,000	10,449,591
Pool# FHR 3189 PC 6.00%, 08/15/35	10,000,000	10,975,250

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Core Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac REMICS (continued)
Pool# FHR 3540 LN 4.50%, 04/15/38	$13,665,637	$14,654,179

Total U.S. Government Mortgage Backed Agencies (cost $145,476,312)		149,576,364

U.S. Government Sponsored & Agency Obligations 20.6%
Fannie Mae
3.25%, 04/09/13	2,500,000	2,595,915
4.38%, 10/15/15	24,000,000	27,119,736
0.00%, 06/01/17	6,000,000	5,524,536
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17(b)	8,225,000	9,596,338
Federal Farm Credit Bank
2.80%, 11/05/14	10,000,000	10,581,360
Federal Home Loan Bank
3.13%, 12/13/13	10,000,000	10,479,040
Federal Home Loan Banks
3.00%, 06/24/13	20,000,000	20,776,900
2.75%, 03/13/15	5,000,000	5,322,200
3.63%, 03/12/21	8,000,000	8,855,440
5.00%, 03/12/21	5,000,000	6,068,320
Federal Home Loan Mortgage Corp.
5.75%, 01/15/12	2,500,000	2,504,757
2.18%, 02/19/14	10,000,000	10,351,670
1.00%, 08/20/14	20,000,000	20,126,440
5.35%, 08/01/15	13,000,000	15,022,696
Pooled Funding Trust II
2.63%, 03/30/12(b)	5,000,000	5,025,955
Private Export Funding Corp.
3.05%, 10/15/14	10,000,000	10,624,640
2.25%, 12/15/17	7,000,000	7,309,435
4.30%, 12/15/21	20,000,000	23,206,320
Tennessee Valley Authority
5.88%, 04/01/36	11,793,000	16,083,305

Total U.S. Government Sponsored & Agency Obligations (cost $205,104,546)		217,175,003

U.S. Treasury Bonds 1.7%
U.S. Treasury Bonds
5.25%, 02/15/29	9,000,000	12,434,058
3.13%, 11/15/41	2,000,000	2,095,312

U.S. Treasury Bonds (continued)
	Principal Amount	Market Value

U.S. Treasury Inflation Indexed Bond,
2.13%, 01/15/19	$3,000,000	$3,760,438

Total U.S. Treasury Bonds (cost $15,946,935)		18,289,808

U.S. Treasury Note 3.8%
U.S. Treasury Note,
1.00%, 09/30/16	40,000,000	40,412,480

Total U.S. Treasury Note (cost $40,294,947)		40,412,480

Yankee Dollars 2.0%
Energy Equipment & Services 0.5%
Weatherford International Ltd.,
6.50%, 08/01/36	4,700,000	5,118,671

Metals & Mining 0.3%
Xstrata Canada Corp.,
6.00%, 10/15/15	2,740,000	2,951,435

Oil, Gas & Consumable Fuels 0.9%
Nexen, Inc.
6.20%, 07/30/19	3,500,000	4,067,371
7.40%, 05/01/28	3,000,000	3,531,978
6.40%, 05/15/37	2,250,000	2,383,333

		9,982,682

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV,
1.07%, 03/21/14(a)	3,300,000	3,280,833

Total Yankee Dollars (cost $20,458,782)		21,333,621

Mutual Fund 1.7%

	Shares	Market Value

Money Market Fund 1.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (d)	17,558,239	17,558,239

Total Mutual Fund (cost $17,558,239)		17,558,239

Total Investments (cost $1,025,701,392) (e) — 100.8%		1,061,616,634
Liabilities in excess of other assets — (0.8)%		(8,082,623)

NET ASSETS — 100.0%		$1,053,534,011

16	Annual Report 2011

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $92,535,279 which represents 8.78% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of December 31, 2011.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AID	Agency for International Development

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statement of Assets and Liabilities

December 31, 2011

NVIT Core Bond Fund
Assets:
Investments, at value (cost $1,025,701,392)	$1,061,616,634
Interest and dividends receivable	8,288,836
Receivable for capital shares issued	1,018,168
Prepaid expenses	1,979

Total Assets	1,070,925,617

Liabilities:
Payable for investments purchased	15,414,844
Payable for capital shares redeemed	1,508,281
Accrued expenses and other payables:
Investment advisory fees	344,288
Fund administration fees	28,180
Distribution fees	27,159
Administrative servicing fees	16,197
Accounting and transfer agent fees	2,566
Trustee fees	6,947
Custodian fees	5,794
Compliance program costs (Note 3)	1,233
Professional fees	19,350
Printing fees	13,741
Other	3,026

Total Liabilities	17,391,606

Net Assets	$1,053,534,011

Represented by:
Capital	$1,008,143,441
Accumulated undistributed net investment income	2,100,702
Accumulated net realized gains from investment transactions	7,374,626
Net unrealized appreciation/(depreciation) from investments	35,915,242

Net Assets	$1,053,534,011

Net Assets:
Class I Shares	$20,380,874
Class II Shares	129,001,795
Class Y Shares	904,151,342

Total	$1,053,534,011

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,870,945
Class II Shares	11,874,243
Class Y Shares	83,023,658

Total	96,768,846

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.89
Class II Shares	$10.86
Class Y Shares	$10.89

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$34,413,352
Dividend income	28,265
Other income	1,123

Total Income	34,442,740

EXPENSES:
Investment advisory fees	3,643,671
Fund administration fees	303,690
Distribution fees Class II Shares	358,949
Administrative servicing fees Class I Shares	27,610
Administrative servicing fees Class II Shares	215,371
Professional fees	56,516
Printing fees	4,673
Trustee fees	28,582
Custodian fees	34,992
Accounting and transfer agent fees	14,020
Compliance program costs (Note 3)	4,447
Other	18,260

Total expenses before earnings credit	4,710,781

Earnings credit (Note 4)	(330)

Net Expenses	4,710,451

NET INVESTMENT INCOME	29,732,289

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	8,128,958
Net change in unrealized appreciation/(depreciation) from investments	21,457,513

Net realized/unrealized gains from investments	29,586,471

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$59,318,760

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Statements of Changes in Net Assets

	NVIT Core Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$29,732,289	$19,941,185
Net realized gains from investment transactions	8,128,958	6,171,607
Net change in unrealized appreciation from investments	21,457,513	11,800,388

Change in net assets resulting from operations	59,318,760	37,913,180

Distributions to Shareholders From:
Net investment income:
Class I	(584,251)	(426,664)
Class II	(3,859,471)	(4,326,691)
Class Y	(25,283,704)	(13,904,907)
Net realized gains:
Class I	–	(150,163)
Class II	–	(1,611,004)
Class Y	–	(5,553,900)

Change in net assets from shareholder distributions	(29,727,426)	(25,973,329)

Change in net assets from capital transactions	253,161,376	267,157,186

Change in net assets	282,752,710	279,097,037

Net Assets:
Beginning of year	770,781,301	491,684,264

End of year	$1,053,534,011	$770,781,301

Accumulated undistributed net investment income at end of year	$2,100,702	$1,341,507

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$11,047,504	$12,529,607
Dividends reinvested	584,251	576,827
Cost of shares redeemed	(7,016,915)	(11,779,295)

Total Class I	4,614,840	1,327,139

Class II Shares
Proceeds from shares issued	16,214,289	17,332,189
Dividends reinvested	3,859,471	5,937,695
Cost of shares redeemed	(42,220,288)	(90,777,820)

Total Class II	(22,146,528)	(67,507,936)

Class Y Shares
Proceeds from shares issued	303,611,264	332,834,406
Dividends reinvested	25,283,704	19,458,807
Cost of shares redeemed	(58,201,904)	(18,955,230)

Total Class Y	270,693,064	333,337,983

Change in net assets from capital transactions	$253,161,376	$267,157,186

20	Annual Report 2011

	NVIT Core Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	1,025,529	1,168,858
Reinvested	53,979	54,715
Redeemed	(651,199)	(1,098,264)

Total Class I Shares	428,309	125,309

Class II Shares
Issued	1,527,095	1,653,893
Reinvested	357,562	565,303
Redeemed	(3,911,723)	(8,426,497)

Total Class II Shares	(2,027,066)	(6,207,301)

Class Y Shares
Issued	28,121,477	31,013,922
Reinvested	2,336,423	1,849,472
Redeemed	(5,322,898)	(1,755,330)

Total Class Y Shares	25,135,002	31,108,064

Total change in shares	23,536,245	25,026,072

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements to Average) Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.53	0.34	0.35	0.69	(0.33)	–	(0.33)	$10.89	6.59%		$20,380,874	0.60%	3.18%	0.60%	43.26%
Year Ended December 31, 2010(e)	$10.21	0.34	0.38	0.72	(0.29)	(0.11)	(0.40)	$10.53	7.06%		$15,195,891	0.62%	3.18%	0.62%	38.76%
Year Ended December 31, 2009(e)	$9.69	0.35	0.50	0.85	(0.28)	(0.05)	(0.33)	$10.21	8.78%		$13,455,339	0.65%	3.47%	0.65%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.34	(0.41)	(0.07)	(0.24)	–	(0.24)	$9.69	(0.65%	)	$2,157,895	0.69%	4.60%	0.77%	88.25%

Class II Shares
Year Ended December 31, 2011(e)	$10.51	0.31	0.34	0.65	(0.30)	–	(0.30)	$10.86	6.24%		$129,001,795	0.85%	2.92%	0.85%	43.26%
Year Ended December 31, 2010(e)	$10.19	0.31	0.38	0.69	(0.26)	(0.11)	(0.37)	$10.51	6.78%		$146,037,394	0.87%	2.94%	0.87%	38.76%
Year Ended December 31, 2009(e)	$9.67	0.31	0.52	0.83	(0.26)	(0.05)	(0.31)	$10.19	8.59%		$204,807,516	0.88%	3.03%	0.88%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.32	(0.41)	(0.09)	(0.24)	–	(0.24)	$9.67	(0.87%	)	$2,893,560	0.94%	4.41%	1.01%	88.25%

Class Y Shares
Year Ended December 31, 2011(e)	$10.53	0.36	0.34	0.70	(0.34)	–	(0.34)	$10.89	6.75%		$904,151,342	0.45%	3.33%	0.45%	43.26%
Year Ended December 31, 2010(e)	$10.21	0.36	0.37	0.73	(0.30)	(0.11)	(0.41)	$10.53	7.22%		$609,548,016	0.46%	3.33%	0.46%	38.76%
Year Ended December 31, 2009(e)	$9.69	0.38	0.48	0.86	(0.29)	(0.05)	(0.34)	$10.21	8.92%		$273,421,409	0.50%	3.69%	0.50%	64.87%
Period Ended December 31, 2008(e)(f)	$10.00	0.33	(0.39)	(0.06)	(0.25)	–	(0.25)	$9.69	(0.56%	)	$78,958,783	0.55%	4.44%	0.62%	88.25%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

22	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds and the NVIT Income Bond Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value and are generally categorized as level 2 investments the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$269,895	$—	$269,895
Collateralized Mortgage Obligations	—	100,086,548	—	100,086,548
Commercial Mortgage Backed Securities	—	49,952,424	—	49,952,424
Corporate Bonds	—	414,784,128	—	414,784,128
Municipal Bonds	—	18,659,524	—	18,659,524
Mutual Fund	17,558,239	—	—	17,558,239
Sovereign Bond	—	13,518,600	—	13,518,600
U.S. Government Mortgage Backed Agencies	—	149,576,364	—	149,576,364
U.S. Government Sponsored & Agency Obligations	—	217,175,003	—	217,175,003
U.S. Treasury Bonds	—	18,289,808	—	18,289,808
U.S. Treasury Note	—	40,412,480	—	40,412,480
Yankee Dollars	—	21,333,621	—	21,333,621
Total	$17,558,239	$1,044,058,395	$—	$1,061,616,634

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

24	Annual Report 2011

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to a paydown reclass. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions relates to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $1,200,916 for the year ended December 31, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

26	Annual Report 2011

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $4,447.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $242,981 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $651,859,512 and sales of $381,447,137 (excluding short-term securities).

For the year ended December 31, 2011, the Fund had purchases of $42,318,806 and sales of $12,931,546 of U.S. Government securities.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$29,727,426	$—	$29,727,426	$—	$29,727,426

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$22,195,436	$3,777,893	$25,973,329	$—	$25,973,329

Amount designated as “—” is zero or has been rounded to zero.

28	Annual Report 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
$5,914,327	$3,561,001	$9,475,328	$—	$—	$35,915,242	$45,390,570

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,025,701,392	$41,411,656	$(5,496,414)	$35,915,242

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Core Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Core Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

30	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International. Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFlRST, a global management consulting firm.	85	None

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4] , and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC- registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4] . From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34	Annual Report 2011

NVIT Core Plus Bond Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

29	Statement of Assets and Liabilities

30	Statement of Operations

31	Statements of Changes in Net Assets

33	Financial Highlights

34	Notes to Financial Statements

43	Report of Independent Registered Public Accounting Firm

44	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CPB (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund also is subject to prepayment and call risk, extension risk, and mortgage- and asset-backed securities risk to varying degrees.

The Fund is subject to the risk that the securities the Fund buys will lose value prior to their delivery or that the sellers will not meet their obligations, resulting in loss of investment opportunity for the assets set aside to pay for the securities and any gain in the securities’ prices.

The Fund also is subject to risks associated with investing in high-yield bonds and foreign securities.

The Fund is subject to portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more)

4	Annual Report 2011

that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the

VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to

2011 Annual Report	5

Important Disclosures (Continued)

pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Neuberger Berman Fixed Income LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Neuberger Berman Fixed Income LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Core Plus Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Core Plus Bond Fund (Class Y at NAV) returned 6.52% versus 7.84% for its benchmark, the Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 40 funds as of December 31, 2011) was 6.91% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period, the largest contributor to relative Fund performance was the Fund’s allocation to commercial mortgage-backed securities, which performed well as the yield advantage overcompensated the spread widening in the asset class given overall solid demand. The Fund’s allocation to mortgage-backed securities and U.S. Treasury Inflation Protected Securities (TIPS) also aided Fund performance.

What areas of investment detracted from Fund performance?

The largest detractor from relative Fund performance for the reporting period was the Fund’s allocation to investment-grade corporate bonds. Spreads (the difference between the yields of similar-maturity corporate and Treasury bonds) on investment-grade corporate bonds became larger during the reporting period due to investors’ desire to avoid risk. The Fund’s high-yield bonds and floating-rate notes were also detractors from Fund performance.

What was the impact of investments in derivatives on Fund performance?

The Fund sold U.S. Treasury futures to reduce the Fund’s duration during the period. The shorter average duration proved to be a modest detractor from relative Fund performance due to low interest rates.

Subadviser:

Neuberger Berman Fixed Income LLC

Portfolio Managers:

Thanos Bardas and Andrew A. Johnson

2011 Annual Report	7

Fund Performance	NVIT Core Plus Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	6.37%	8.12%
Class II	6.05%	7.87%
Class Y	6.52%	8.27%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

Expense Ratio*
Class I	0.70%
Class II	0.95%
Class Y	0.55%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Plus Bond Fund since inception versus performance of the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(a), and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Core Plus Bond Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	1,030.50	3.38	0.66
	Hypothetical[b]	1,000.00	1,021.88	3.36	0.66
Class II Shares	Actual	1,000.00	1,029.40	4.65	0.91
	Hypothetical[b]	1,000.00	1,020.62	4.63	0.91
Class Y Shares	Actual	1,000.00	1,031.30	2.61	0.51
	Hypothetical[b]	1,000.00	1,022.63	2.60	0.51

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Core Plus Bond Fund
December 31, 2011

Asset Allocation
U.S. Government Mortgage Backed Agencies	35.3%
Corporate Bonds	30.3%
Mutual Fund	20.9%
Commercial Mortgage Backed Securities	11.5%
U.S. Treasury Bonds	7.9%
U.S. Treasury Notes	7.2%
U.S. Treasury Bill	1.9%
Asset-Backed Securities	1.0%
U.S. Government Sponsored & Agency Obligations	1.0%
Sovereign Bonds	1.0%
Yankee Dollar	0.1%
Liabilities in excess of other assets	(18.1%)

100.0%

Top Industries †
Media	3.4%
Diversified Financial Services	3.3%
Diversified Telecommunication Services	2.7%
Oil, Gas & Consumable Fuels	1.9%
Capital Markets	1.5%
Consumer Finance	1.0%
Commercial Banks	0.9%
Metals & Mining	0.8%
Food Products	0.7%
Aerospace & Defense	0.7%
Other Industries	83.1%

100.0%

Top Holdings †
Fidelity Institutional Money Market Fund—Institutional Class	17.7%
Fannie Mae Pool TBA, 5.00%, 01/25/42	4.5%
Freddie Mac Gold Pool TBA, 4.00%, 01/15/42	4.0%
Freddie Mac Gold Pool TBA, 4.50%, 01/15/42	3.6%
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	2.1%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 01/15/21	1.8%
U.S. Treasury Notes, 3.63%, 08/15/19	1.8%
U.S. Treasury Notes, 1.13%, 12/15/12	1.8%
United States Treasury Bill, 0.08%, 08/23/12	1.6%
Freddie Mac Gold Pool, 4.50%, 07/01/41	1.5%
Other Holdings	59.6%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Core Plus Bond Fund

Asset-Backed Securities 1.0%

	Principal Amount	Market Value

Home Equity 0.4%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 0.61%, 12/25/35 (a)	$1,570,000	$876,212
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV3, 0.44%, 03/25/37 (a)	4,450,000	3,061,689

		3,937,901

Other 0.6%
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.39%, 03/25/47 (a)	3,316,449	2,173,004
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, 0.52%, 01/25/36 (a)	2,257,393	1,573,807
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 1.19%, 09/25/34 (a)	2,410,000	1,399,728

		5,146,539

Total Asset-Backed Securities (cost $9,917,901)		9,084,440

Commercial Mortgage Backed Securities 11.5%
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44 (a)	1,100,000	1,205,915
Series 2006-5, Class A4, 5.41%, 09/10/47	2,995,000	3,236,304
Series 2007-3, Class A4, 5.62%, 06/10/49 (a)	2,000,000	2,144,592
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,158,695
Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	800,000	880,892
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.32%, 12/11/49	4,285,000	4,544,898
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)	750,000	831,257
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.01%, 12/10/49 (a)	5,500,000	5,910,547
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,463,952

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3, 5.47%, 09/15/39	$1,650,000	$1,754,796
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	227,334
Series 2007-C2, Class A3, 5.54%, 01/15/49 (a)	650,000	688,076
Series 2007-C3, Class A4, 5.71%, 06/15/39 (a)	2,500,000	2,624,550
Series 2007-C4, Class A4, 5.79%, 09/15/39 (a)	3,770,000	3,938,922
CW Capital Cobalt Ltd. Series 2007-C2, Class A2, 5.33%, 04/15/47	1,026,550	1,046,044
Series 2007-C3, Class A4, 5.82%, 05/15/46 (a)	4,250,000	4,561,618
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46 (b)	2,097,964	2,197,330
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	7,825,000	8,441,446
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,000,000	4,329,544
GS Mortgage Securities Corp. II Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,806,791
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	838,391
Series 2006-GG6, Class A4, 5.55%, 04/10/38 (a)	1,500,000	1,630,853
Series 2007-GG10, Class A4, 5.79%, 08/10/45 (a)	5,190,000	5,636,267
Series 2011-GC3, Class A4, 4.75%, 03/10/44 (b)	1,365,000	1,500,254
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	290,253	289,777
Series 2006-CB15, Class A4, 5.81%, 06/12/43 (a)	1,500,000	1,622,427
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,783,000	4,011,879
Series 2007-CB18, Class A4, 5.44%, 06/12/47	3,000,000	3,215,436
Series 2007-CB19, Class A4, 5.74%, 02/12/49 (a)	4,000,000	4,327,768
Series 2007-CB20, Class A3, 5.82%, 02/12/51	2,640,000	2,782,542
Series 2007-LD11, Class A4, 5.82%, 06/15/49 (a)	3,535,000	3,756,740

12	Annual Report 2011

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	$3,000,000	$3,258,348
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	3,588,000	3,878,811
Series 2008-C2, Class ASB, 6.13%, 02/12/51 (a)	205,000	222,155
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.86%, 07/15/40 (a)	1,635,000	1,790,974
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, 5.17%, 12/12/49 (a)	1,790,000	1,927,050
Series 2007-5, Class A4, 5.38%, 08/12/48	4,000,000	4,137,824
Series 2007-7, Class A4, 5.74%, 06/12/50 (a)	3,435,000	3,632,938
Series 2007-8, Class A3, 5.96%, 08/12/49 (a)	250,000	271,322
Morgan Stanley Capital I
Series 2007-IQ14, Class A2, 5.61%, 04/15/49	2,022,686	2,095,231
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,250,000	1,376,413
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5, 4.66%, 05/15/44	500,000	505,682
Series 2006-C23, Class A4, 5.42%, 01/15/45 (a)	290,000	315,928
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	272,190
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,500,000	2,635,930
Series 2007-C33, Class A2, 5.85%, 02/15/51 (a)	227,250	229,204

Total Commercial Mortgage Backed Securities (cost $101,254,236)		110,155,837

Corporate Bonds 30.3%
Aerospace & Defense 0.8%
L-3 Communications Corp.,
3.95%, 11/15/16	2,415,000	2,437,515
Lockheed Martin Corp.,
3.35%, 09/15/21	2,895,000	2,879,940
Raytheon Co.,
4.70%, 12/15/41	2,500,000	2,567,508

		7,884,963

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines 0.7%
Continental Airlines, Inc.
6.75%, 09/15/15 (b) Series A, 7.25%, 11/10/19	$320,000 1,079,791	$304,800 1,149,977
Series 071A, 5.98%, 04/19/22	1,189,731	1,238,748
Delta Air Lines, Inc.
9.50%, 09/15/14 (b) Series 1A, 6.20%, 07/02/18	118,000 1,146,068	121,540 1,220,562
Series A, 7.75%, 12/17/19	2,351,017	2,527,343
Series 071A, 6.82%, 08/10/22	415,987	434,166
United Air Lines, Inc.,
9.88%, 08/01/13 (b)	130,000	132,925

		7,130,061

Automobiles 0.1%
Chrysler Group LLC/CG Co.-Issuer, Inc.,
8.00%, 06/15/19 (b)	615,000	562,725
Ford Motor Co.
7.45%, 07/16/31	420,000	504,000
9.98%, 02/15/47	70,000	87,325

		1,154,050

Beverages 0.0%†
Constellation Brands, Inc.,
7.25%, 09/01/16	140,000	153,825

Biotechnology 0.6%
Amgen, Inc.,
5.15%, 11/15/41	3,530,000	3,659,494
Gilead Sciences, Inc.,
2.40%, 12/01/14	1,580,000	1,608,453

		5,267,947

Building Products 0.1%
Masco Corp.,
6.13%, 10/03/16	230,000	236,027
USG Corp.
9.75%, 08/01/14 (b)	430,000	432,150
8.38%, 10/15/18 (b)	415,000	381,800

		1,049,977

Capital Markets 1.7%
Goldman Sachs Group, Inc. (The),
6.75%, 10/01/37	3,485,000	3,242,838
Morgan Stanley
3.45%, 11/02/15	3,840,000	3,535,453
3.80%, 04/29/16	1,915,000	1,764,316
5.63%, 09/23/19	7,645,000	7,079,874
5.50%, 07/28/21	960,000	887,650

		16,510,131

Casinos & Gaming 0.0%†
San Pasqual Casino,
8.00%, 09/15/13 (b)	110,000	108,350

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals 0.3%
CF Industries, Inc.,
6.88%, 05/01/18	$425,000	$486,625
Ecolab, Inc.,
4.35%, 12/08/21	1,475,000	1,575,136
Huntsman International LLC
8.63%, 03/15/20	230,000	243,800
8.63%, 03/15/21	200,000	212,000
LyondellBasell Industries NV,
6.00%, 11/15/21 (b)	120,000	124,500

		2,642,061

Commercial Banks 1.0%
Ally Financial, Inc., Series 8, 6.75%, 12/01/14	185,000	185,925
Bank of China Hong Kong Ltd., Series REGS, 5.55%, 02/11/20	435,000	451,548
CIT Group, Inc.
7.00%, 05/01/16	30,154	30,154
7.00%, 05/02/16 (b)	935,000	933,831
7.00%, 05/01/17	20,216	20,216
7.00%, 05/02/17 (b)	814,000	812,983
6.63%, 04/01/18 (b)	175,000	181,125
Royal Bank of Canada,
1.45%, 10/30/14	3,375,000	3,392,520
RSHB Capital SA for OJSC Russian Agricultural Bank Series REGS, 9.00%, 06/11/14	200,000	216,000
Series REGS, 6.30%, 05/15/17	400,000	399,500
Wells Fargo & Co.,
2.63%, 12/15/16	2,905,000	2,903,228

		9,527,030

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16 (b)	275,720	275,720
Ford Holdings LLC,
9.30%, 03/01/30	75,000	93,375
Iron Mountain, Inc.,
7.75%, 10/01/19	285,000	301,031
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/01/19 (b)	195,000	204,750
Power Sector Assets & Liabilities Management Corp.,
Series REGS, 7.39%, 12/02/24	300,000	365,250
RR Donnelley & Sons Co.,
7.25%, 05/15/18	455,000	441,350
Seminole Indian Tribe of Florida,
7.75%, 10/01/17 (b)	355,000	369,200

		2,050,676

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 05/01/17 (b)	$385,000	$414,838
CSC Holdings LLC
7.88%, 02/15/18	80,000	88,600
7.63%, 07/15/18	395,000	434,500
6.75%, 11/15/21 (b)	300,000	315,750
UPC Holding BV,
9.88%, 04/15/18 (b)	225,000	239,906

		1,493,594

Computers & Peripherals 0.7%
Hewlett-Packard Co.
2.35%, 03/15/15	3,625,000	3,607,448
4.65%, 12/09/21	2,690,000	2,838,165

		6,445,613

Consumer Finance 1.2%
Ally Financial, Inc.
8.30%, 02/12/15	175,000	184,625
6.25%, 12/01/17	830,000	800,618
8.00%, 03/15/20	470,000	481,750
American Express Credit Corp.,
5.13%, 08/25/14	1,290,000	1,385,872
American Honda Finance Corp.,
1.85%, 09/19/14 (b)	3,445,000	3,461,140
Ford Motor Credit Co. LLC
8.00%, 12/15/16	425,000	482,209
6.63%, 08/15/17	615,000	669,464
8.13%, 01/15/20	640,000	753,323
International Lease Finance Corp.
6.63%, 11/15/13	395,000	393,025
5.65%, 06/01/14	435,000	415,425
8.63%, 09/15/15	770,000	789,250
8.75%, 03/15/17	255,000	262,650
7.13%, 09/01/18 (b)	210,000	217,350
6.25%, 05/15/19	300,000	277,137
SLM Corp.
6.25%, 01/25/16	625,000	607,799
8.45%, 06/15/18	90,000	92,700

		11,274,337

Containers & Packaging 0.2%
Ball Corp.
7.13%, 09/01/16	380,000	413,250
6.63%, 03/15/18	475,000	486,875
Crown Americas LLC/Crown Americas Capital Corp. II,
7.63%, 05/15/17	285,000	311,006
Owens-Brockway Glass Container, Inc.,
7.38%, 05/15/16	315,000	344,925

		1,556,056

14	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Consumer Services 0.0%†
Knowledge Learning Corp.,
7.75%, 02/01/15 (b)	$190,000	$177,175

Diversified Financial Services 3.9%
Arch Western Finance LLC,
6.75%, 07/01/13	251,000	252,255
Bank of America Corp.
4.50%, 04/01/15	3,630,000	3,502,899
4.75%, 08/01/15	2,030,000	1,958,301
5.63%, 07/01/20	4,360,000	4,027,480
5.00%, 05/13/21	2,940,000	2,677,855
BP Capital Markets PLC,
3.56%, 11/01/21	2,220,000	2,311,206
Citigroup, Inc.
5.50%, 04/11/13	2,460,000	2,511,471
6.13%, 11/21/17	2,740,000	2,924,213
DPL, Inc.
6.50%, 10/15/16 (b)	225,000	239,625
7.25%, 10/15/21 (b)	100,000	108,000
ERAC USA Finance LLC,
4.50%, 08/16/21 (b)	2,530,000	2,594,879
FireKeepers Development Authority,
13.88%, 05/01/15 (b)	300,000	340,500
General Electric Capital Corp.
5.90%, 05/13/14	5,320,000	5,826,209
4.65%, 10/17/21	2,905,000	3,031,852
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16	665,000	689,938
8.00%, 01/15/18	365,000	379,600
JPMorgan Chase Capital XVII, Series Q, 5.85%, 08/01/35	1,359,000	1,369,025
Lyondell Chemical Co.,
8.00%, 11/01/17	180,000	196,650
Merrill Lynch & Co., Inc.,
6.05%, 05/16/16	1,660,000	1,564,648
Springleaf Finance Corp.,
6.90%, 12/15/17	505,000	363,600

		36,870,206

Diversified Telecommunication Services 3.2%
AT&T, Inc.
3.88%, 08/15/21	4,825,000	5,103,648
6.55%, 02/15/39	2,220,000	2,823,927
Frontier Communications Corp.
8.25%, 04/15/17	505,000	516,362
9.00%, 08/15/31	290,000	264,625
GCI, Inc.,
8.63%, 11/15/19	395,000	419,194
Intelsat Jackson Holdings SA,
8.50%, 11/01/19	460,000	487,600

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
PAETEC Holding Corp.,
8.88%, 06/30/17	$115,000	$124,200
Qwest Capital Funding, Inc.,
6.88%, 07/15/28	205,000	192,489
Qwest Communications International, Inc.,
7.13%, 04/01/18	795,000	826,800
Qwest Corp.
6.75%, 12/01/21	4,255,000	4,637,950
6.88%, 09/15/33	445,000	442,014
Sprint Capital Corp.
6.90%, 05/01/19	210,000	172,725
6.88%, 11/15/28	405,000	289,069
Telefonica Emisiones SAU
3.99%, 02/16/16	3,070,000	2,951,808
5.46%, 02/16/21	5,000,000	4,771,330
Verizon Communications, Inc.
3.50%, 11/01/21	2,415,000	2,514,310
4.75%, 11/01/41	1,260,000	1,356,052
Virgin Media Finance PLC Series 1, 9.50%, 08/15/16	220,000	246,950
8.38%, 10/15/19	220,000	241,450
Virgin Media Secured Finance PLC,
6.50%, 01/15/18	625,000	664,062
West Corp.
8.63%, 10/01/18	40,000	40,400
7.88%, 01/15/19	250,000	248,125
Windstream Corp.
8.13%, 08/01/13	70,000	74,900
7.75%, 10/15/20	820,000	847,675
7.75%, 10/01/21	485,000	497,125

		30,754,790

Electric Utilities 0.8%
Comision Federal de Electricidad,
4.88%, 05/26/21 (b)	2,335,000	2,405,050
Exelon Generation Co. LLC,
4.00%, 10/01/20	1,595,000	1,639,639
Ipalco Enterprises, Inc.
7.25%, 04/01/16 (b)	385,000	415,800
5.00%, 05/01/18	445,000	436,100
Majapahit Holding BV Series REGS, 7.25%, 06/28/17	200,000	222,240
Series REGS, 7.88%, 06/29/37	350,000	408,625
PPL WEM Holdings PLC,
3.90%, 05/01/16 (b)	1,680,000	1,684,044

		7,211,498

Electronic Equipment, Instruments & Components 0.0%†
NXP BV/NXP Funding LLC,
9.75%, 08/01/18 (b)	150,000	163,500

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services 0.4%
Empresa Nacional del Petroleo,
Series REGS, 5.25%, 08/10/20	$100,000	$105,492
NAK Naftogaz Ukraine,
9.50%, 09/30/14	95,000	89,063
Pemex Project Funding Master Trust
5.75%, 03/01/18	300,000	330,000
6.63%, 06/15/38	350,000	396,375
Petroleos Mexicanos,
6.50%, 06/02/41	2,430,000	2,733,750

		3,654,680

Food & Staples Retailing 0.3%
CVS Caremark Corp.,
5.75%, 05/15/41	2,410,000	2,869,662
SUPERVALU, Inc.,
8.00%, 05/01/16	190,000	196,175

		3,065,837

Food Products 0.9%
Kraft Foods, Inc.,
6.50%, 02/09/40	2,615,000	3,401,958
Sigma Alimentos SA de CV,
5.63%, 04/14/18 (b)	4,870,000	4,967,400

		8,369,358

Gas Utilities 0.2%
Enterprise Products Operating LLC,
5.95%, 02/01/41	1,250,000	1,401,068
Ferrellgas LP/Ferrellgas Finance Corp.,
9.13%, 10/01/17	310,000	323,950
Inergy LP/Inergy Finance Corp.,
7.00%, 10/01/18	320,000	324,800
Regency Energy Partners LP/Regency Energy Finance Corp.,
6.88%, 12/01/18	155,000	164,687

		2,214,505

Health Care Providers & Services 0.8%
AmerisourceBergen Corp,
3.50%, 11/15/21	1,605,000	1,648,191
Aristotle Holding, Inc.
3.50%, 11/15/16 (b)	1,840,000	1,873,957
4.75%, 11/15/21 (b)	1,380,000	1,427,984
Biomet, Inc.
10.00%, 10/15/17	330,000	356,400
10.38%, 10/15/17	215,000	232,737
Fresenius Medical Care US Finance, Inc.,
6.50%, 09/15/18 (b)	155,000	162,363
HCA, Inc.
8.50%, 04/15/19	185,000	202,575
6.50%, 02/15/20	810,000	840,375
Health Management Associates, Inc.,
6.13%, 04/15/16	215,000	222,525

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Kindred Healthcare, Inc.,
8.25%, 06/01/19	$80,000	$67,200
Tenet Healthcare Corp.
6.25%, 11/01/18 (b)	485,000	493,487
8.88%, 07/01/19	100,000	112,250

		7,640,044

Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 08/01/18	215,000	233,813
CityCenter Holdings LLC/CityCenter Finance Corp.,
7.63%, 01/15/16 (b)	665,000	681,625
MGM Mirage, Inc.
11.13%, 11/15/17	365,000	416,100
9.00%, 03/15/20	325,000	359,937
Royal Caribbean Cruises Ltd.,
7.25%, 06/15/16	280,000	301,000
Sheraton Holding Corp.,
7.38%, 11/15/15	161,000	181,930
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 05/15/18	460,000	519,800
Wyndham Worldwide Corp.,
6.00%, 12/01/16	290,000	312,736
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.88%, 11/01/17	205,000	224,987

		3,231,928

Household Durables 0.0%†
Shea Homes LP/Shea Homes Funding Corp.,
8.63%, 05/15/19 (b)	160,000	149,600
Standard Pacific Corp.,
8.38%, 05/15/18	300,000	285,000

		434,600

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19 (b)	135,000	137,362
7.88%, 08/15/19 (b)	185,000	193,325
6.88%, 02/15/21 (b)	175,000	174,125

		504,812

Independent Power Producers & Energy Traders 0.3%
Calpine Corp.,
7.25%, 10/15/17 (b)	930,000	976,500
GenOn Energy, Inc.,
7.63%, 06/15/14	410,000	410,000

16	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc.
7.63%, 01/15/18	$575,000	$575,000
7.88%, 05/15/21 (b)	900,000	877,500

		2,839,000

Information Technology 0.0%†
Seagate HDD Cayman,
7.00%, 11/01/21 (b)	230,000	235,750

Information Technology Services 0.1%
Fidelity National Information Services, Inc.
7.63%, 07/15/17	170,000	184,025
7.88%, 07/15/20	95,000	102,600
Lender Processing Services, Inc.,
8.13%, 07/01/16	265,000	260,362

		546,987

Insurance 0.8%
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	2,575,000	2,590,656
6.30%, 03/15/18	1,840,000	1,937,629
Prudential Financial, Inc.,
3.88%, 01/14/15	2,685,000	2,781,026

		7,309,311

Machinery 0.2%
Case New Holland, Inc.,
7.88%, 12/01/17	790,000	892,700
Manitowoc Co., Inc. (The),
8.50%, 11/01/20	240,000	252,900
Navistar International Corp.,
8.25%, 11/01/21	381,000	405,289

		1,550,889

Media 4.0%
AMC Networks, Inc.,
7.75%, 07/15/21 (b)	120,000	130,500
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	490,000	516,337
7.00%, 01/15/19	155,000	161,588
8.13%, 04/30/20	355,000	388,725
7.38%, 06/01/20	125,000	131,875
6.50%, 04/30/21	240,000	243,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
8.63%, 11/15/17 (b)	430,000	455,800
Clear Channel Worldwide Holdings, Inc.,
Series B, 9.25%, 12/15/17	440,000	475,200
CSC Holdings LLC,
8.50%, 04/15/14	95,000	105,094

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.55%, 03/15/15	$1,655,000	$1,722,640
5.00%, 03/01/21	1,475,000	1,578,573
6.00%, 08/15/40	2,995,000	3,267,168
DISH DBS Corp.
7.75%, 05/31/15	230,000	253,000
7.88%, 09/01/19	185,000	209,050
6.75%, 06/01/21	60,000	64,650
Gannett Co., Inc.
9.38%, 11/15/17	150,000	162,750
7.13%, 09/01/18	780,000	768,300
Lamar Media Corp.
9.75%, 04/01/14	230,000	257,600
6.63%, 08/15/15	85,000	86,700
Series B, 6.63%, 08/15/15	135,000	137,362
NBCUniversal Media LLC
4.38%, 04/01/21	3,710,000	3,915,334
6.40%, 04/30/40	2,820,000	3,466,891
News America, Inc.,
4.50%, 02/15/21	2,555,000	2,678,940
Sirius XM Radio, Inc.,
8.75%, 04/01/15 (b)	100,000	109,500
Time Warner Cable, Inc.
6.75%, 07/01/18	4,040,000	4,798,369
5.50%, 09/01/41	3,295,000	3,472,271
Time Warner, Inc.
6.10%, 07/15/40	2,275,000	2,667,062
5.38%, 10/15/41	1,870,000	2,025,565
Univision Communications, Inc.,
6.88%, 05/15/19 (b)	555,000	535,575
Viacom, Inc.,
3.88%, 12/15/21	1,680,000	1,715,060
Videotron Ltee,
9.13%, 04/15/18	415,000	457,019
WMG Acquisition Corp.
9.50%, 06/15/16	540,000	585,900
9.50%, 06/15/16 (b)	20,000	21,700
XM Satellite Radio, Inc.,
7.63%, 11/01/18 (b)	720,000	756,000

		38,321,098

Metals & Mining 1.0%
Alcoa, Inc.,
5.40%, 04/15/21	3,735,000	3,741,966
BHP Billiton Finance USA Ltd.,
1.88%, 11/21/16	4,185,000	4,227,377
Corp. Nacional del Cobre de Chile
Series REGS, 4.75%, 10/15/14	200,000	214,511
Series REGS, 6.15%, 10/24/36	150,000	185,096
FMG Resources (August 2006) Pty Ltd.,
7.00%, 11/01/15 (b)	780,000	787,800

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
United States Steel Corp.,
6.65%, 06/01/37	$109,000	$85,020

		9,241,770

Multiline Retail 0.1%
J.C. Penney Corp., Inc.,
5.65%, 06/01/20	160,000	156,800
Sears Holdings Corp.,
6.63%, 10/15/18	445,000	338,200

		495,000

Multi—Utilities 0.6%
CMS Energy Corp.
2.75%, 05/15/14	4,470,000	4,414,733
6.55%, 07/17/17	310,000	333,166
Dominion Resources, Inc.,
Series C, 4.90%, 08/01/41	1,095,000	1,182,382

		5,930,281

Office Electronics 0.3%
Xerox Corp.,
4.50%, 05/15/21	2,385,000	2,417,112

Oil, Gas & Consumable Fuels 2.1%
Anadarko Petroleum Corp.,
5.95%, 09/15/16	1,980,000	2,244,429
Arch Coal, Inc.,
8.75%, 08/01/16	375,000	409,688
Chesapeake Energy Corp.
7.63%, 07/15/13	30,000	31,725
9.50%, 02/15/15	285,000	326,325
6.50%, 08/15/17	25,000	26,625
6.88%, 08/15/18	875,000	936,250
6.63%, 08/15/20	10,000	10,725
6.13%, 02/15/21	195,000	200,363
Cimarex Energy Co.,
7.13%, 05/01/17	410,000	427,425
Denbury Resources, Inc.,
8.25%, 02/15/20	75,000	83,812
El Paso Corp.
7.00%, 06/15/17	295,000	323,217
7.80%, 08/01/31	240,000	276,600
7.75%, 01/15/32	60,000	69,300
Energy Transfer Equity LP,
7.50%, 10/15/20	765,000	835,762
EXCO Resources, Inc.,
7.50%, 09/15/18	570,000	538,650
Forest Oil Corp.,
7.25%, 06/15/19	290,000	295,800
Husky Energy, Inc.,
5.90%, 06/15/14	2,850,000	3,097,579

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
KazMunayGas National Co.
Series REGS, 8.38%, 07/02/13	$100,000	$104,750
Series REGS, 9.13%, 07/02/18	150,000	174,750
Series REGS, 6.38%, 04/09/21	250,000	253,750
Kinder Morgan Finance Co. ULC,
5.70%, 01/05/16	420,000	429,450
Linn Energy LLC/Linn Energy Finance Corp.
8.63%, 04/15/20	440,000	477,400
7.75%, 02/01/21	220,000	228,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Series B, 8.75%, 04/15/18	445,000	483,938
Newfield Exploration Co.,
5.75%, 01/30/22	425,000	459,000
Peabody Energy Corp.
7.38%, 11/01/16	305,000	335,500
6.00%, 11/15/18 (b)	525,000	535,500
Petrobras International Finance Co.,
5.75%, 01/20/20	3,000,000	3,210,360
Petroleos de Venezuela SA
5.25%, 04/12/17	200,000	127,000
5.38%, 04/12/27	150,000	73,875
Petroliam Nasional Bhd,
Series REGS, 7.63%, 10/15/26	150,000	206,678
PETRONAS Capital Ltd.,
Series REGS, 5.25%, 08/12/19	200,000	224,279
Pioneer Natural Resources Co.,
5.88%, 07/15/16	270,000	293,839
Plains Exploration & Production Co.
7.63%, 06/01/18	135,000	143,100
6.63%, 05/01/21	295,000	309,750
6.75%, 02/01/22	250,000	261,875
Quicksilver Resources, Inc.,
11.75%, 01/01/16	210,000	238,350
Range Resources Corp.,
5.75%, 06/01/21	135,000	146,138
SandRidge Energy, Inc.
8.00%, 06/01/18 (b)	265,000	267,650
7.50%, 03/15/21	320,000	317,600
Southern Star Central Corp.,
6.75%, 03/01/16	430,000	437,525
WPX Energy, Inc.,
5.25%, 01/15/17 (b)	295,000	296,475

		20,171,607

Pharmaceuticals 0.2%
Endo Pharmaceuticals Holdings, Inc.,
7.00%, 07/15/19	235,000	250,275
Mylan, Inc.
7.63%, 07/15/17 (b)	270,000	294,637
7.88%, 07/15/20 (b)	265,000	292,494

18	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Valeant Pharmaceuticals International
6.50%, 07/15/16 (b)	$280,000	$279,650
6.75%, 10/01/17 (b)	210,000	209,738
6.88%, 12/01/18 (b)	300,000	299,250

		1,626,044

Real Estate Investment Trusts (REITs) 0.6%
HCP, Inc.,
5.38%, 02/01/21	2,550,000	2,673,382
Health Care REIT, Inc.,
5.25%, 01/15/22	2,540,000	2,488,443
Host Hotels & Resorts LP
6.88%, 11/01/14	190,000	193,800
Series Q, 6.75%, 06/01/16	285,000	292,837
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22	470,000	472,350

		6,120,812

Road & Rail 0.1%
CSX Corp.,
4.75%, 05/30/42	1,355,000	1,398,154

Semiconductors & Semiconductor Equipment 0.0%†
Freescale Semiconductor, Inc.,
9.25%, 04/15/18 (b)	170,000	181,687

Specialty Retail 0.0%†
Toys “R” Us Property Co. I LLC,
10.75%, 07/15/17	425,000	464,844

Tobacco 0.8%
Lorillard Tobacco Co.
3.50%, 08/04/16	2,580,000	2,609,626
8.13%, 06/23/19	4,150,000	4,943,472

		7,553,098

Trading Companies & Distributors 0.0%†
United Rentals North America, Inc.,
10.88%, 06/15/16	250,000	277,500

Wireless Telecommunication Services 0.4%
America Movil SAB de CV,
2.38%, 09/08/16	2,800,000	2,792,199
Cricket Communications, Inc.,
7.75%, 05/15/16	275,000	283,938
Sprint Nextel Corp.,
6.00%, 12/01/16	580,000	481,400

		3,557,537

Total Corporate Bonds (cost $283,984,984)		288,780,085

Sovereign Bonds 1.0%

	Principal Amount	Market Value

ARGENTINA 0.0%†
Argentine Bonos
8.75%, 06/02/17	$150,000	$141,000
8.28%, 12/31/33	197,592	144,242
2.50%, 12/31/38 (c)	10	3

		285,245

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 07/12/20	400,000	432,500
Brazilian Government International Bond
7.88%, 03/07/15	300,000	357,000
5.63%, 01/07/41	270,000	313,200

		1,102,700

BULGARIA 0.0%†
Bulgaria Government International Bond,
8.25%, 01/15/15	80,000	89,400

COLOMBIA 0.1%
Colombia Government International Bond
8.25%, 12/22/14	300,000	354,750
8.13%, 05/21/24	100,000	139,000
6.13%, 01/18/41	250,000	308,750

		802,500

CROATIA 0.0%†
Croatia Government International Bond,
6.75%, 11/05/19	225,000	213,750

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond,
7.50%, 05/06/21	100,000	98,000

EGYPT 0.0%†
Egypt Government International Bond,
6.88%, 04/30/40	100,000	82,500

EL SALVADOR 0.0%†
El Salvador Government International Bond,
7.65%, 06/15/35	100,000	102,000

GABON 0.0%†
Gabonese Republic,
8.20%, 12/12/17	100,000	114,000

2011 Annual Report	19

Statement of Investments (Continued)

December 31, 2011

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

HUNGARY 0.0%†
Hungary Government International Bond
4.75%, 02/03/15	$50,000	$45,500
6.25%, 01/29/20	100,000	90,000
7.63%, 03/29/41	150,000	132,000

		267,500

INDONESIA 0.0%†
Republic of Indonesia,
6.75%, 03/10/14	300,000	324,375

LEBANON 0.1%
Lebanon Government International Bond
9.13%, 03/12/13	100,000	107,125
6.38%, 03/09/20	300,000	315,000

		422,125

LITHUANIA 0.0%†
Lithuania Government International Bond,
7.38%, 02/11/20	266,000	287,280

MEXICO 0.0%†
Mexico Government International Bond,
5.88%, 02/17/14	200,000	216,500

PANAMA 0.1%
Panama Government International Bond
5.20%, 01/30/20	100,000	113,250
7.13%, 01/29/26	200,000	260,500
6.70%, 01/26/36	125,000	163,125

		536,875

PERU 0.1%
Peruvian Government International Bond
8.38%, 05/03/16	100,000	124,000
7.35%, 07/21/25	200,000	265,000
8.75%, 11/21/33	150,000	228,750

		617,750

PHILIPPINES 0.1%
Philippine Government International Bond
8.38%, 06/17/19	175,000	230,125
6.38%, 10/23/34	350,000	417,813

		647,938

Sovereign Bonds (continued)

	Principal Amount	Market Value

POLAND 0.0%†
Poland Government International Bond
5.00%, 10/19/15	$203,000	$214,449
5.13%, 04/21/21	170,000	172,975

		387,424

RUSSIA 0.1%
Russian Foreign Bond - Eurobond
5.00%, 04/29/20	200,000	206,330
7.50%, 03/31/30 (c)	208,750	242,411

		448,741

SOUTH AFRICA 0.1%
South Africa Government International Bond
6.50%, 06/02/14	300,000	328,500
5.88%, 05/30/22	100,000	115,000
6.25%, 03/08/41	100,000	116,250

		559,750

SRI LANKA 0.0%†
Sri Lanka Government International Bond,
6.25%, 10/04/20	150,000	150,000

TURKEY 0.1%
Turkey Government International Bond
9.50%, 01/15/14	200,000	222,000
7.00%, 06/05/20	400,000	442,000
7.25%, 03/05/38	300,000	327,750

		991,750

UKRAINE 0.0%†
Ukraine Government International Bond,
6.58%, 11/21/16	357,000	312,375

URUGUAY 0.1%
Uruguay Government International Bond,
6.88%, 09/28/25	330,000	425,700

VENEZUELA 0.0%†
Venezuela Government International Bond
8.50%, 10/08/14	100,000	93,125
9.38%, 01/13/34	337,000	232,530

		325,655

20	Annual Report 2011

Sovereign Bonds (continued)

	Principal Amount	Market Value

VIETNAM 0.0%†
Vietnam Government International Bond,
6.75%, 01/29/20	$100,000	$100,750

Total Sovereign Bonds (cost $9,899,193)		9,912,583

U.S. Government Mortgage Backed Agencies 35.3%
Fannie Mae Pool
Pool# 969941 5.00%, 03/01/23	117,275	126,228
Pool# 982885 5.00%, 05/01/23	36,492	39,632
Pool# 975884 5.00%, 06/01/23	26,249	28,253
Pool# 987214 5.00%, 07/01/23	11,071	11,916
Pool# 976243 5.00%, 08/01/23	33,770	36,348
Pool# 987456 5.00%, 08/01/23	30,976	33,543
Pool# 965102 5.00%, 09/01/23	20,145	21,683
Pool# 988300 5.00%, 09/01/23	55,774	59,905
Pool# 992021 5.00%, 10/01/23	37,578	40,446
Pool# 256640 5.50%, 03/01/27	153,954	167,864
Pool# 256676 5.50%, 04/01/27	157,321	171,534
Pool# 256896 5.50%, 09/01/27	142,271	155,036
Pool# 257075 5.50%, 02/01/28	146,743	159,909
Pool# 257282 5.50%, 07/01/28	831,968	905,835
Pool# 257367 5.50%, 09/01/28	335,551	365,343
Pool# 257451 5.50%, 11/01/28	69,678	75,864
Pool# 995477 5.50%, 01/01/29	158,858	173,111
Pool# 930997 4.50%, 04/01/29	999,998	1,070,134
Pool# AL0869 4.50%, 06/01/29	580,000	620,679
Pool# MA0436 5.50%, 04/01/30	330,169	359,483
Pool# 794978 5.50%, 10/01/34	363,103	396,703
Pool# 255706 5.50%, 05/01/35	17,927	19,575

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 735578 5.00%, 06/01/35	$175,503	$189,741
Pool# 825753 5.50%, 08/01/35	112,860	123,233
Pool# 834657 5.50%, 08/01/35	17,543	19,155
Pool# 835482 5.50%, 10/01/35	82,857	90,472
Pool# 863626 5.50%, 12/01/35	310,572	339,116
Pool# 865972 5.50%, 03/01/36	209,386	228,434
Pool# 891588 5.50%, 05/01/36	774,378	844,826
Pool# 885808 5.50%, 06/01/36	26,352	28,749
Pool# 745826 6.00%, 07/01/36	62,316	68,745
Pool# 897267 5.50%, 10/01/36	209,867	228,959
Pool# 899215 6.00%, 10/01/36	123,685	136,444
Pool# 831922 5.50%, 11/01/36	57,775	63,031
Pool# 256513 5.50%, 12/01/36	303,766	331,400
Pool# 903013 5.50%, 12/01/36	518,145	565,282
Pool# 920078 5.50%, 12/01/36	84,859	92,579
Pool# 906869 6.00%, 12/01/36	189,329	208,860
Pool# 967685 5.50%, 01/01/37	261,854	286,084
Pool# 907683 5.50%, 02/01/37	336,194	366,358
Pool# 888222 6.00%, 02/01/37	129,013	142,322
Pool# 914049 6.00%, 03/01/37	684,943	755,602
Pool# 913304 5.50%, 04/01/37	141,542	154,242
Pool# 914752 5.50%, 04/01/37	175,189	190,907
Pool# 915952 5.50%, 04/01/37	151,587	165,898
Pool# 915970 5.50%, 04/01/37	166,839	181,808
Pool# 897640 5.50%, 05/01/37	262,620	286,183
Pool# 899509 5.50%, 05/01/37	263,832	287,503

2011 Annual Report	21

Statement of Investments (Continued)

December 31, 2011

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 899528 5.50%, 05/01/37	$492,541	$536,733
Pool# 937090 5.50%, 05/01/37	255,706	278,649
Pool# 917988 6.00%, 05/01/37	292,521	322,424
Pool# 256748 5.50%, 06/01/37	145,225	158,255
Pool# 899562 5.50%, 06/01/37	199,035	216,893
Pool# 917141 5.50%, 06/01/37	201,710	220,060
Pool# 918659 5.50%, 06/01/37	462,312	505,959
Pool# 940764 5.50%, 06/01/37	240,475	262,051
Pool# 915639 6.00%, 06/01/37	509,714	561,819
Pool# 939984 6.00%, 06/01/37	532,266	586,676
Pool# 938175 5.50%, 07/01/37	66,902	72,904
Pool# 944635 5.50%, 07/01/37	280,605	305,781
Pool# 899598 6.00%, 07/01/37	58,217	64,168
Pool# 928483 6.00%, 07/01/37	500,051	551,168
Pool# 942052 6.00%, 07/01/37	218,861	241,234
Pool# 944526 6.00%, 07/01/37	241,834	266,554
Pool# 942290 5.50%, 08/01/37	294,356	320,767
Pool# 943463 5.50%, 08/01/37	291,291	317,427
Pool# 945218 5.50%, 08/01/37	22,566	24,591
Pool# 936895 6.00%, 08/01/37	24,692	27,217
Pool# 952277 5.50%, 09/01/37	6,843	7,457
Pool# 952276 6.00%, 09/01/37	549,329	606,857
Pool# 933131 5.50%, 10/01/37	168,164	183,253
Pool# 943640 5.50%, 10/01/37	16,062	17,503
Pool# 950992 5.50%, 10/01/37	27,675	30,158
Pool# 946923 6.00%, 10/01/37	529,717	583,866

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 955770 6.00%, 10/01/37	$70,904	$78,152
Pool# 899871 5.50%, 11/01/37	312,044	340,042
Pool# 956010 5.50%, 11/01/37	167,870	182,931
Pool# 960117 5.50%, 11/01/37	7,308	7,964
Pool# 933166 6.00%, 11/01/37	1,508,014	1,663,404
Pool# 956411 6.00%, 11/01/37	216,222	238,324
Pool# 959983 6.00%, 11/01/37	440,352	485,366
Pool# 967276 5.00%, 12/01/37	102,015	110,275
Pool# 959454 5.50%, 12/01/37	503,825	549,029
Pool# 967254 5.50%, 12/01/37	489,487	533,405
Pool# 929018 6.00%, 12/01/37	376,976	415,512
Pool# 966419 6.00%, 12/01/37	237,947	262,270
Pool# 952035 5.50%, 01/01/38	301,606	328,667
Pool# 956081 5.50%, 01/01/38	585,954	638,528
Pool# 961181 5.50%, 01/01/38	105,285	114,731
Pool# 961256 5.50%, 01/01/38	320,033	348,747
Pool# 961311 5.50%, 01/01/38	346,505	377,595
Pool# 969451 5.50%, 01/01/38	307,526	335,118
Pool# 961348 6.00%, 01/01/38	667,852	736,122
Pool# 965719 6.00%, 01/01/38	180,136	198,494
Pool# 889517 5.50%, 02/01/38	346,470	377,556
Pool# 960048 5.50%, 02/01/38	24,948	27,187
Pool# 969008 5.50%, 02/01/38	3,143,246	3,425,267
Pool# 969757 5.50%, 02/01/38	13,598	14,818
Pool# 969776 5.50%, 02/01/38	324,363	354,986
Pool# 972404 5.50%, 02/01/38	125,205	137,025

22	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 972539 5.50%, 02/01/38	$322,445	$351,375
Pool# 972701 5.50%, 02/01/38	73,814	80,437
Pool# 933409 5.00%, 03/01/38	484,807	533,532
Pool# 961849 5.50%, 03/01/38	217,969	237,526
Pool# 962371 5.50%, 03/01/38	264,916	288,685
Pool# 973775 5.50%, 03/01/38	233,234	254,160
Pool# 974674 5.50%, 03/01/38	137,698	150,053
Pool# 975186 5.50%, 03/01/38	337,910	369,812
Pool# 961992 6.00%, 03/01/38	463,269	510,481
Pool# 970185 5.00%, 04/01/38	170,222	184,005
Pool# 933777 5.50%, 04/01/38	94,919	103,436
Pool# 972607 5.50%, 04/01/38	124,091	135,225
Pool# 973726 6.00%, 04/01/38	1,016,775	1,120,395
Pool# 929515 5.00%, 05/01/38	73,732	79,703
Pool# 962874 5.00%, 05/01/38	70,567	76,281
Pool# 982126 5.00%, 05/01/38	218,766	236,480
Pool# 969268 5.50%, 05/01/38	18,522	20,184
Pool# 970232 5.50%, 05/01/38	54,236	59,102
Pool# 975049 5.50%, 05/01/38	327,758	357,165
Pool# 995048 5.50%, 05/01/38	628,626	685,814
Pool# 889509 6.00%, 05/01/38	257,849	284,207
Pool# 889579 6.00%, 05/01/38	491,614	543,716
Pool# 889572 5.50%, 06/01/38	313,079	341,169
Pool# 933927 5.50%, 06/01/38	184,734	201,309
Pool# 963774 5.50%, 06/01/38	615,866	671,123
Pool# 976213 5.50%, 06/01/38	20,112	21,917

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 979984 5.50%, 06/01/38	$220,588	$240,379
Pool# 983595 5.50%, 06/01/38	188,463	205,372
Pool# 983821 5.50%, 06/01/38	125,129	136,356
Pool# 984600 5.50%, 06/01/38	30,675	33,427
Pool# 984748 5.50%, 06/01/38	317,308	345,778
Pool# 985408 5.50%, 06/01/38	230,569	251,256
Pool# 985531 5.50%, 06/01/38	322,485	351,419
Pool# 985558 5.50%, 06/01/38	965,039	1,051,625
Pool# 985559 5.50%, 06/01/38	844,826	920,626
Pool# 985731 5.50%, 06/01/38	149,084	162,460
Pool# 986519 5.50%, 06/01/38	51,700	56,338
Pool# 934108 5.00%, 07/01/38	297,893	322,014
Pool# 889719 5.50%, 07/01/38	259,443	282,721
Pool# 934129 5.50%, 07/01/38	264,726	288,478
Pool# 934333 5.50%, 07/01/38	1,154,840	1,258,455
Pool# 934351 5.50%, 07/01/38	203,898	222,193
Pool# 963975 5.50%, 07/01/38	455,068	495,898
Pool# 981344 5.50%, 07/01/38	517,803	564,262
Pool# 986245 5.50%, 07/01/38	69,417	75,645
Pool# 986264 5.50%, 07/01/38	534,960	582,959
Pool# 988029 5.00%, 08/01/38	141,033	152,453
Pool# 257306 5.50%, 08/01/38	300,293	327,236
Pool# 929831 5.50%, 08/01/38	846,481	922,430
Pool# 964970 5.50%, 08/01/38	221,130	240,970
Pool# 975697 5.50%, 08/01/38	89,246	97,254
Pool# 986062 5.50%, 08/01/38	61,351	66,856

2011 Annual Report	23

Statement of Investments (Continued)

December 31, 2011

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 925973 6.00%, 08/01/38	$63,081	$69,509
Pool# 970818 5.50%, 09/01/38	321,337	350,168
Pool# 986938 5.50%, 09/01/38	117,480	128,020
Pool# 889955 5.50%, 10/01/38	246,146	268,231
Pool# 970650 5.50%, 10/01/38	549,856	599,191
Pool# 990786 5.50%, 10/01/38	144,555	157,525
Pool# 991863 5.50%, 10/01/38	232,496	253,356
Pool# 992032 5.50%, 10/01/38	202,044	220,172
Pool# 992471 5.50%, 10/01/38	48,434	52,780
Pool# 930071 6.00%, 10/01/38	2,713,065	2,989,554
Pool# 991002 6.00%, 10/01/38	44,890	49,591
Pool# 992035 6.00%, 10/01/38	130,000	143,248
Pool# 934645 5.50%, 11/01/38	575,887	627,558
Pool# 934665 5.50%, 11/01/38	599,158	652,916
Pool# 970809 5.50%, 11/01/38	282,222	307,544
Pool# 982274 5.50%, 11/01/38	472,644	515,051
Pool# 985805 5.50%, 11/01/38	250,348	272,810
Pool# 992272 5.50%, 11/01/38	209,644	229,437
Pool# 994168 5.50%, 11/01/38	21,899	23,864
Pool# 994637 5.50%, 11/01/38	1,346,681	1,467,509
Pool# 930253 5.50%, 12/01/38	553,199	602,834
Pool# 934249 5.50%, 12/01/38	185,980	202,666
Pool# 970929 5.50%, 12/01/38	486,951	530,642
Pool# 983842 5.50%, 12/01/38	195,567	213,114
Pool# 991434 5.50%, 12/01/38	186,057	202,751
Pool# 992676 5.50%, 12/01/38	388,289	423,127

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 992944 5.50%, 12/01/38	$151,958	$165,592
Pool# AA0694 5.50%, 12/01/38	482,277	525,548
Pool# AD0385 5.50%, 12/01/38	142,847	155,898
Pool# 993100 5.50%, 01/01/39	229,822	250,443
Pool# 993111 5.50%, 01/01/39	481,804	525,033
Pool# AA1638 5.50%, 02/01/39	471,851	514,187
Pool# AD0306 5.50%, 03/01/39	83,275	90,747
Pool# 995672 4.50%, 04/01/39	6,166,227	6,566,907
Pool# AA4463 4.50%, 04/01/39	729,999	777,435
Pool# 995845 5.50%, 04/01/39	12,138	13,227
Pool# 935075 6.00%, 04/01/39	277,143	305,300
Pool# AC0017 5.50%, 09/01/39	40,432	44,060
Pool# AD0638 6.00%, 09/01/39	385,847	425,290
Pool# 190399 5.50%, 11/01/39	77,406	84,351
Pool# AE0392 5.50%, 12/01/39	282,390	308,251
Pool# AC5566 4.50%, 02/01/40	164,603	175,299
Pool# AB1316 5.50%, 05/01/40	487,922	531,699
Pool# AD5283 4.50%, 09/01/40	123,621	131,654
Pool# AE6039 4.50%, 10/01/40	890,956	948,850
Pool# AH4709 4.50%, 04/01/41	442,238	470,974
Pool# AI1193 4.50%, 04/01/41	459,907	489,792
Pool# AI4562 4.50%, 06/01/41	565,072	601,791
Pool# AI7921 4.50%, 08/01/41	120,906	128,762
Fannie Mae Pool TBA
4.00%, 01/25/42	8,870,000	9,317,658
4.50%, 01/25/42	8,695,000	9,252,024
5.00%, 01/25/42	47,220,000	51,012,356
Freddie Mac Gold Pool
Pool# G13072 5.00%, 04/01/23	37,109	39,866

24	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# G13122 5.00%, 04/01/23	$21,910	$23,501
Pool# J07940 5.00%, 05/01/23	274,120	295,021
Pool# G13225 5.00%, 06/01/23	378,949	406,458
Pool# J07942 5.00%, 06/01/23	61,961	66,459
Pool# J08443 5.00%, 07/01/23	90,194	97,882
Pool# C91128 5.50%, 12/01/27	99,886	108,396
Pool# D98252 5.00%, 08/01/29	370,000	397,994
Pool# A14186 5.50%, 10/01/33	5,802	6,324
Pool# A82875 5.50%, 11/01/33	114,705	125,015
Pool# C01674 5.50%, 11/01/33	49,310	53,742
Pool# A23854 5.50%, 06/01/34	60,758	66,181
Pool# G08084 4.50%, 10/01/35	234,977	249,647
Pool# A39584 5.50%, 11/01/35	149,843	163,123
Pool# A49058 5.50%, 05/01/36	231,942	253,803
Pool# A52983 5.50%, 10/01/36	313,852	341,325
Pool# A61562 5.50%, 10/01/36	140,988	153,329
Pool# G02379 6.00%, 10/01/36	70,443	77,611
Pool# A57475 5.50%, 02/01/37	31,678	34,416
Pool# G02561 5.50%, 02/01/37	357,221	388,490
Pool# A58420 5.50%, 03/01/37	48,327	52,504
Pool# G03400 5.50%, 03/01/37	1,094,226	1,190,010
Pool# A60064 5.50%, 04/01/37	470,505	511,176
Pool# G02791 5.50%, 04/01/37	26,247	28,516
Pool# G08204 5.50%, 06/01/37	52,243	56,759
Pool# A64594 5.50%, 07/01/37	330,722	359,310
Pool# G08210 6.00%, 07/01/37	424,124	466,485

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A65518 6.00%, 09/01/37	$523,063	$575,306
Pool# A68546 5.50%, 11/01/37	342,049	371,616
Pool# G03432 5.50%, 11/01/37	40,208	43,684
Pool# A69653 5.50%, 12/01/37	110,303	119,837
Pool# A70591 5.50%, 12/01/37	429,187	466,287
Pool# G03616 6.00%, 12/01/37	127,108	139,804
Pool# A71374 5.50%, 01/01/38	65,324	71,236
Pool# A71604 5.50%, 01/01/38	1,348,860	1,465,458
Pool# A72378 5.50%, 01/01/38	1,237,402	1,344,365
Pool# G03927 5.50%, 01/01/38	71,378	77,548
Pool# A72243 5.00%, 02/01/38	14,349	15,435
Pool# A73996 5.50%, 02/01/38	1,480,993	1,609,012
Pool# G03812 5.50%, 02/01/38	4,650,505	5,052,501
Pool# G03964 5.50%, 02/01/38	469,139	509,692
Pool# A72499 6.00%, 02/01/38	50,031	55,013
Pool# A74793 5.00%, 03/01/38	170,000	182,862
Pool# A75432 5.50%, 03/01/38	441,378	481,324
Pool# G04220 5.50%, 03/01/38	116,350	126,408
Pool# G08256 5.50%, 03/01/38	49,300	53,561
Pool# G04156 6.00%, 03/01/38	107,268	117,948
Pool# A76127 5.50%, 04/01/38	1,875,519	2,037,641
Pool# A76483 5.50%, 04/01/38	1,208,621	1,313,096
Pool# G04248 5.50%, 04/01/38	870,675	945,938
Pool# G08263 5.50%, 04/01/38	71,814	78,021
Pool# A76211 6.00%, 04/01/38	13,864	15,245
Pool# A76684 5.00%, 05/01/38	204,706	220,194

2011 Annual Report	25

Statement of Investments (Continued)

December 31, 2011

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A77391 5.00%, 05/01/38	$367,227	$395,012
Pool# A76939 5.50%, 05/01/38	146,053	158,678
Pool# A77057 5.50%, 05/01/38	105,425	114,538
Pool# A77208 5.50%, 05/01/38	129,683	140,893
Pool# A77796 5.50%, 05/01/38	3,568,480	3,876,945
Pool# G04305 5.50%, 05/01/38	1,919,959	2,085,923
Pool# A77648 5.50%, 06/01/38	44,966	48,853
Pool# A77937 5.50%, 06/01/38	988,581	1,074,035
Pool# A78624 5.50%, 06/01/38	781,117	848,637
Pool# G04458 5.50%, 06/01/38	320,374	348,068
Pool# A78076 6.00%, 06/01/38	135,264	148,732
Pool# A78454 6.00%, 06/01/38	186,387	204,945
Pool# A79197 5.00%, 07/01/38	58,296	62,707
Pool# A78982 5.50%, 07/01/38	160,446	174,316
Pool# A79018 5.50%, 07/01/38	369,767	401,730
Pool# A79806 5.50%, 07/01/38	87,365	94,917
Pool# A79816 5.50%, 07/01/38	105,340	114,446
Pool# G04471 5.50%, 07/01/38	425,986	462,809
Pool# A80779 5.50%, 08/01/38	371,223	403,312
Pool# G04817 5.00%, 09/01/38	30,000	32,270
Pool# A81743 5.50%, 09/01/38	342,557	372,168
Pool# A82093 5.50%, 09/01/38	201,369	219,594
Pool# A82207 5.50%, 09/01/38	11,032	11,986
Pool# A82609 5.50%, 09/01/38	141,765	154,019
Pool# A82656 5.50%, 10/01/38	54,931	59,679
Pool# A82703 5.50%, 10/01/38	63,718	69,226

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# G04847 5.50%, 10/01/38	$476,239	$517,406
Pool# G05979 5.50%, 10/01/38	101,867	110,672
Pool# A82757 5.50%, 11/01/38	767,734	834,098
Pool# A82787 5.50%, 11/01/38	2,646,157	2,874,895
Pool# A83032 5.50%, 11/01/38	87,778	95,365
Pool# A83066 5.50%, 11/01/38	24,939	27,094
Pool# A83071 5.50%, 11/01/38	21,705	23,581
Pool# A83345 5.00%, 12/01/38	109,809	118,117
Pool# A83596 5.50%, 12/01/38	143,374	155,991
Pool# G05342 5.00%, 01/01/39	740,650	796,688
Pool# G08314 5.50%, 01/01/39	245,852	267,104
Pool# G05253 5.00%, 02/01/39	160,000	172,105
Pool# G08323 5.00%, 02/01/39	854,614	919,274
Pool# A84417 5.50%, 02/01/39	277,251	301,391
Pool# G05300 5.50%, 02/01/39	65,813	71,502
Pool# G05841 5.50%, 04/01/39	137,821	149,735
Pool# A87679 5.00%, 08/01/39	706,647	760,112
Pool# G05684 5.50%, 10/01/39	732,473	795,789
Pool# G08372 4.50%, 11/01/39	1,908,840	2,024,439
Pool# G05813 6.00%, 12/01/39	217,236	238,933
Pool# G05923 5.50%, 02/01/40	543,147	590,097
Pool# G06031 5.50%, 03/01/40	178,378	193,797
Pool# G06193 5.50%, 05/01/40	758,172	823,710
Pool# A92764 5.50%, 06/01/40	179,510	194,915
Pool# A93311 4.50%, 08/01/40	125,001	132,531
Pool# A95796 4.00%, 12/01/40	611,590	642,376

26	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# A96567 4.00%, 02/01/41	$1,154,657	$1,212,780
Pool# A96705 4.00%, 02/01/41	306,183	321,643
Pool# A97055 4.00%, 02/01/41	201,821	212,012
Pool# A97264 4.00%, 02/01/41	735,827	772,982
Pool# A97294 4.00%, 02/01/41	992,797	1,042,927
Pool# A97932 4.00%, 04/01/41	964,077	1,012,757
Pool# A97968 4.00%, 04/01/41	8,864,225	9,311,815
Pool# Q00628 4.50%, 05/01/41	415,024	439,930
Pool# Q01198 5.50%, 06/01/41	257,605	280,516
Pool# Q01759 4.50%, 07/01/41	15,540,001	16,472,596
Pool# G06802 4.50%, 10/01/41	361,161	383,033
Freddie Mac Gold Pool TBA
3.50%, 01/15/42	6,750,000	6,930,352
4.00%, 01/15/42	42,590,000	44,666,263
4.50%, 01/15/42	38,380,000	40,664,807
5.00%, 01/15/42	5,775,000	6,205,418
5.50%, 01/15/42	11,940,000	12,954,900
Ginnie Mae I Pool
Pool# 603581 5.50%, 04/15/33	73,383	83,324
Pool# 618988 6.00%, 06/15/34	46,977	53,462
Pool# 658029 6.00%, 07/15/36	15,944	18,090
Pool# 617456 6.00%, 03/15/37	29,638	33,600
Pool# 600658 5.50%, 05/15/37	58,890	66,168
Pool# 657732 5.50%, 05/15/37	42,505	48,016
Pool# 675407 5.50%, 07/15/37	78,744	88,476
Pool# 782185 6.00%, 09/15/37	14,698	16,679
Pool# 670824 6.00%, 12/15/37	34,423	39,025
Pool# 671189 6.00%, 12/15/37	29,449	33,386
Pool# 686034 5.50%, 04/15/38	61,875	69,503
Pool# 674084 5.00%, 05/15/38	150,735	167,133

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 686342 6.00%, 05/15/38	$16,534	$18,739
Pool# 690847 5.50%, 06/15/38	49,880	56,029
Pool# 632219 5.50%, 07/15/38	43,206	48,532
Pool# 689694 5.50%, 07/15/38	63,398	71,214
Pool# 690435 5.50%, 07/15/38	73,090	82,086
Pool# 687727 6.00%, 07/15/38	46,038	52,179
Pool# 690310 6.00%, 07/15/38	43,171	48,929
Pool# 689575 6.50%, 07/15/38	96,979	110,493

Total U.S. Government Mortgage Backed Agencies (cost $331,717,496)		337,387,668

U.S. Government Sponsored & Agency Obligations 1.0%
Federal Home Loan Banks
3.63%, 05/29/13	1,630,000	1,704,913
4.00%, 09/06/13	150,000	159,048
5.50%, 07/15/36	5,670,000	7,354,597

Total U.S. Government Sponsored & Agency Obligations (cost $8,935,016)		9,218,558

U.S. Treasury Bill 1.9%
United States Treasury Bill,
0.08%, 08/23/12	18,000,000	17,991,846

Total U.S. Treasury Bill (cost $17,990,071)		17,991,846

U.S. Treasury Bonds 7.9%
U.S. Treasury Bonds
6.88%, 08/15/25	9,700,000	14,938,000
4.50%, 02/15/36	9,085,000	11,888,576
U.S. Treasury Inflation Indexed Bonds
2.00%, 04/15/12	4,705,000	5,272,854
2.38%, 01/15/17	17,950,000	23,393,849
1.13%, 01/15/21	17,575,000	20,287,422

Total U.S. Treasury Bonds (cost $71,821,021)		75,780,701

2011 Annual Report	27

Statement of Investments (Continued)

December 31, 2011

NVIT Core Plus Bond Fund (Continued)

U.S. Treasury Notes 7.2%

	Principal Amount	Market Value

U.S. Treasury Notes
0.38%, 09/30/12	$15,000,000	$15,028,710
1.13%, 12/15/12	20,000,000	20,184,380
2.38%, 10/31/14	2,665,000	2,815,114
3.13%, 01/31/17	8,980,000	9,981,827
3.63%, 08/15/19	17,485,000	20,251,179

Total U.S. Treasury Notes (cost $68,058,504)		68,261,210

Yankee Dollar 0.1%
Oil, Gas & Consumable Fuels 0.1%
Nexen, Inc.,
6.40%, 05/15/37	1,075,000	1,138,704

Total Yankee Dollar (cost $1,064,156)		1,138,704

Mutual Fund 20.9%

	Shares	Market Value

Money Market Fund 20.9%
Fidelity Institutional Money Market Fund—Institutional Class, 0.23% (d)	199,891,463	$199,891,463

Total Mutual Fund (cost $199,891,463)		199,891,463

Total Investments (cost $1,104,534,041) (e) — 118.1%		1,127,603,095

Liabilities in excess of other assets — (18.1)%		(172,772,638)

NET ASSETS — 100.0%		$954,830,457

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $39,226,474 which represents 4.11% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2011.

(d)	Represents 7-day effective yield as of December 31, 2011.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Bhd	Public Limited Company

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

ULC	Unlimited Liability Company

At December 31, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(407)	U.S. Treasury 5 Year Note	03/30/12	$50,165,930	$(274,110)

The accompanying notes are an integral part of these financial statements.

28	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Core Plus Bond Fund
Assets:
Investments, at value (cost $1,104,534,041)	$1,127,603,095
Cash	195,748
Interest and dividends receivable	6,372,207
Receivable for capital shares issued	1,110,391
Receivable for variation margin on futures contracts	421,428
Prepaid expenses	1,806

Total Assets	1,135,704,675

Liabilities:
Payable for investments purchased	179,983,248
Payable for capital shares redeemed	449,691
Accrued expenses and other payables:
Investment advisory fees	352,000
Fund administration fees	25,866
Distribution fees	10,259
Administrative servicing fees	5,877
Accounting and transfer agent fees	6,594
Trustee fees	6,006
Custodian fees	4,661
Compliance program costs (Note 3)	1,205
Professional fees	18,564
Printing fees	8,120
Other	2,127

Total Liabilities	180,874,218

Net Assets	$954,830,457

Represented by:
Capital	$910,589,223
Accumulated undistributed net investment income	1,705,853
Accumulated net realized gains from investment and futures transactions	19,740,437
Net unrealized appreciation/(depreciation) from investments	23,069,054
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(274,110)

Net Assets	$954,830,457

Net Assets:
Class I Shares	$1,106,265
Class II Shares	49,816,557
Class Y Shares	903,907,635

Total	$954,830,457

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	96,286
Class II Shares	4,342,478
Class Y Shares	78,578,169

Total	83,016,933

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.49
Class II Shares	$11.47
Class Y Shares	$11.50

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	29

Statement of Operations

For the Year Ended December 31, 2011

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$25,192,321
Dividend income	240,416
Other income	966

Total Income	25,433,703

EXPENSES:
Investment advisory fees	3,579,484
Fund administration fees	272,147
Distribution fees Class II Shares	102,276
Administrative servicing fees Class I Shares	1,292
Administrative servicing fees Class II Shares	61,366
Professional fees	53,498
Printing fees	12,160
Trustee fees	22,219
Custodian fees	31,361
Accounting and transfer agent fees	47,105
Compliance program costs (Note 3)	4,037
Other	30,003

Total expenses before earnings credit	4,216,948

Earnings credit (Note 4)	(1,002)

Net Expenses	4,215,946

NET INVESTMENT INCOME	21,217,757

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	23,181,514
Net realized losses from futures transactions (Note 2)	(692,220)

Net realized gains from investment and futures transactions	22,489,294

Net change in unrealized appreciation/(depreciation) from investments	6,917,510
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(274,110)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	6,643,400

Net realized/unrealized gains from investments and futures transactions	29,132,694

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$50,350,451

The accompanying notes are an integral part of these financial statements.

30	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$21,217,757	$13,629,348
Net realized gains from investment and futures transactions	22,489,294	11,960,070
Net change in unrealized appreciation from investments and futures contracts	6,643,400	4,480,424

Change in net assets resulting from operations	50,350,451	30,069,842

Distributions to Shareholders From:
Net investment income:
Class I	(22,858)	(13,409)
Class II	(1,027,766)	(657,185)
Class Y	(21,194,074)	(12,361,107)
Net realized gains:
Class I	(796)	(13,835)
Class II	(44,566)	(703,355)
Class Y	(743,395)	(13,170,507)

Change in net assets from shareholder distributions	(23,033,455)	(26,919,398)

Change in net assets from capital transactions	280,398,857	351,196,000

Change in net assets	307,715,853	354,346,444

Net Assets:
Beginning of year	647,114,604	292,768,160

End of year	$954,830,457	$647,114,604

Accumulated undistributed net investment income at end of year	$1,705,853	$1,095,989

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$786,796	$540,471
Dividends reinvested	23,654	27,244
Cost of shares redeemed	(359,703)	(385,994)

Total Class I	450,747	181,721

Class II Shares
Proceeds from shares issued	30,993,866	19,065,558
Dividends reinvested	1,072,332	1,360,540
Cost of shares redeemed	(14,779,125)	(7,952,724)

Total Class II	17,287,073	12,473,374

Class Y Shares
Proceeds from shares issued	296,142,812	332,834,406
Dividends reinvested	21,937,469	25,531,614
Cost of shares redeemed	(55,419,244)	(19,825,115)

Total Class Y	262,661,037	338,540,905

Change in net assets from capital transactions	$280,398,857	$351,196,000

2011 Annual Report	31

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	69,661	48,011
Reinvested	2,090	2,461
Redeemed	(31,687)	(34,483)

Total Class I Shares	40,064	15,989

Class II Shares
Issued	2,738,337	1,701,000
Reinvested	94,921	123,088
Redeemed	(1,306,813)	(707,990)

Total Class II Shares	1,526,445	1,116,098

Class Y Shares
Issued	26,130,333	29,444,326
Reinvested	1,936,935	2,305,757
Redeemed	(4,859,537)	(1,746,562)

Total Class Y Shares	23,207,731	30,003,521

Total change in shares	24,774,240	31,135,608

The accompanying notes are an integral part of these financial statements.

32	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$11.10	0.29	0.41	0.70	(0.30)	(0.01)	(0.31)	$11.49	6.37%	$1,106,265	0.66%	2.53%	0.66%	368.09%
Year Ended December 31, 2010(e)	$10.79	0.34	0.55	0.89	(0.31)	(0.27)	(0.58)	$11.10	8.35%	$624,053	0.69%	3.01%	0.69%	338.94%
Year Ended December 31, 2009(e)	$9.78	0.46	1.15	1.61	(0.40)	(0.20)	(0.60)	$10.79	16.62%	$434,166	0.70%	4.34%	0.71%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.18	(0.20)	(0.02)	(0.20)	–	(0.20)	$9.78	(0.13)%	$189,255	0.62%	4.57%	0.74%	105.57%

Class II Shares
Year Ended December 31, 2011(e)	$11.09	0.26	0.40	0.66	(0.27)	(0.01)	(0.28)	$11.47	6.05%	$49,816,557	0.91%	2.28%	0.91%	368.09%
Year Ended December 31, 2010(e)	$10.78	0.31	0.56	0.87	(0.29)	(0.27)	(0.56)	$11.09	8.11%	$31,219,410	0.94%	2.78%	0.94%	338.94%
Year Ended December 31, 2009(e)	$9.77	0.41	1.18	1.59	(0.38)	(0.20)	(0.58)	$10.78	16.44%	$18,326,170	0.95%	3.84%	0.95%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.18	(0.21)	(0.03)	(0.20)	–	(0.20)	$9.77	(0.31)%	$2,765,081	0.94%	4.29%	1.03%	105.57%

Class Y Shares
Year Ended December 31, 2011(e)	$11.11	0.30	0.41	0.71	(0.31)	(0.01)	(0.32)	$11.50	6.52%	$903,907,635	0.51%	2.69%	0.51%	368.09%
Year Ended December 31, 2010(e)	$10.80	0.35	0.56	0.91	(0.33)	(0.27)	(0.60)	$11.11	8.50%	$615,271,141	0.54%	3.15%	0.54%	338.94%
Year Ended December 31, 2009(e)	$9.78	0.46	1.18	1.64	(0.42)	(0.20)	(0.62)	$10.80	16.89%	$274,007,824	0.55%	4.35%	0.56%	157.56%
Period Ended December 31, 2008(e)(f)	$10.00	0.21	(0.22)	(0.01)	(0.21)	–	(0.21)	$9.78	(0.09)%	$77,658,691	0.55%	4.66%	0.66%	105.57%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	33

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value

34	Annual Report 2011

(“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$9,084,440	$—	$9,084,440
Commercial Mortgage Backed Securities	—	110,155,837	—	110,155,837
Corporate Bonds	—	288,780,085	—	288,780,085
Mutual Funds	199,891,463	—	—	199,891,463
Sovereign Bonds	—	9,912,583	—	9,912,583
U.S. Government Mortgage Backed Agencies	—	337,387,668	—	337,387,668
U.S. Government Sponsored & Agency Obligations	—	9,218,558	—	9,218,558
U.S. Treasury Bills	—	17,991,846	—	17,991,846
U.S. Treasury Bonds	—	75,780,701	—	75,780,701
U.S. Treasury Notes	—	68,261,210	—	68,261,210
Yankee Dollars	—	1,138,704	—	1,138,704
Total Assets	$199,891,463	$927,711,632	$—	$1,127,603,095
Liabilities:
Futures Contracts	(274,110)	—	—	(274,110)
Total Liabilities	$(274,110)	$—	$—	$(274,110)
Total	$199,617,353	$927,711,632	$—	$1,127,328,985
*	See Statement of Investments for identification of securities by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

2011 Annual Report	35

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.” The following tables provide a summary of the Fund’s derivative instruments as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Liabilities:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	$(274,110)
Total		$(274,110)
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts
Interest rate risk	$(692,220)
Total	$(692,220)

36	Annual Report 2011

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Interest rate risk	$(274,110)
Total	$(274,110)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to paydown losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

2011 Annual Report	37

Notes to Financial Statements (Continued)

December 31, 2011

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charges to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Fixed Income, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.45%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.55% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a

38	Annual Report 2011

period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$9,652	$—	$—	$9,652

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly- owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $4,037.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $62,658 in Administrative Services fees from the Fund.

2011 Annual Report	39

Notes to Financial Statements (Continued)

December 31, 2011

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $2,945,944,118 and sales of $2,639,329,075 (excluding short-term securities).

For the year ended December 31, 2011, the Fund had purchases of $707,595,288 and sales of $828,063,332 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. Investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

40	Annual Report 2011

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$23,033,455	$—	$23,033,455	$—	$23,033,455

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$23,160,482	$3,758,916	$26,919,398	$—	$26,919,398

Amount designated as “—” is zero or has been rounded to zero.

2011 Annual Report	41

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$15,427,635	$6,574,839	$22,002,474	$—	$—	$22,238,760	44,241,234

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,105,364,335	$28,196,063	$(5,957,303)	$22,238,760

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

42	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Core Plus Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Core Plus Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	43

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

44	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	45

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

46	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	47

NVIT Developing Markets Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

28	Report of Independent Registered Public Accounting Firm

29	Supplemental Information

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-DMKT (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,”

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

The Fund is subject to risks associated with investing in stocks of small companies and mid-sized companies.

Funds that concentrate on specific countries may be subject to greater volatility than that of other mutual funds.

The Fund is subject to liquidity risk.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500®

Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2011 Annual Report	5

Important Disclosures (Continued)

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of The Boston Company Asset Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of The Boston Company Asset Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Developing Markets Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Developing Markets Fund (Class II at NAV) registered -22.40% versus -18.42% for its benchmark, the MSCI Emerging Markets® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Emerging Markets Funds (consisting of 71 funds as of December 31, 2011) was -19.43% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The information technology sector and the industrials sector were the greatest contributors to relative Fund performance for the reporting period. Countries that contributed the most to Fund performance were the United Kingdom, Taiwan and Turkey.

The Fund’s investments in Randgold Resources Ltd., a gold-mining company headquartered in the Channel Islands, contributed to Fund performance. The company met its growth projections and benefited from the rise in the price of gold bullion.

The Fund’s investments in Catcher Technology Co., Ltd., an aluminium die-casting business in Taiwan, also helped Fund performance. The holding outperformed for part of the reporting period, reached its target price and then was sold by the Fund. Subsequently, the company underperformed. The Fund then benefited relative to its benchmark because it no longer held Catcher Technology Co., Ltd.

In addition, Fund holding Hyundai Mobis, an auto parts company based in Seoul, South Korea, also contributed to relative Fund performance as the company’s earnings beat expectations and its management reaffirmed the company’s growth outlook.

What areas of investment detracted from Fund performance?

The consumer staples, telecommunications services and health-care sectors detracted the most from relative Fund performance for the reporting period. Countries that detracted the most from relative Fund performance were Thailand, United States and Russia.

Sintex Industries Ltd., a modular housing company based in India, detracted from relative Fund performance for the reporting period. Sintex Industries generates a substantial portion of revenue and profits from the Indian government. Investors feared that the Indian government’s ability to maintain its commitments to improving the housing stock in the country had been impaired by the recent economic weakness. In addition, Sintex had debts denominated in U.S. dollars, which put downward pressure on the stock price.

Fund holding Shree Renuka Sugars Ltd., an Indian sugar producer and refiner, disappointed after leveraging its balance sheet to expand operations into Brazil, an area that is less regulated and a potentially better environment for sugar production. The company’s strategy was thwarted in the near term, however, by a low yield from the sugar harvest; the Fund subsequently sold this Fund holding.

Commercial International Bank of Egypt also detracted from Fund relative performance as economic and political uncertainty in the nation weighed on stock performance.

Subadviser:

The Boston Company Asset Management, LLC

Portfolio Managers:

Sean P. Fitzgibbon, CFA; and Jay Malikowski

2011 Annual Report	7

Fund Performance	NVIT Developing Markets Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class II2	(22.40)%	(2.43)%	10.46%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

The Fund’s predecessor, the Montgomery Variable Series: Emerging Markets Fund, commenced operations on February 2, 1996. As of June 23, 2003, the NVIT Developing Markets Fund (formerly, Gartmore NVIT Developing Markets Fund, which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Variable Series: Emerging Markets Fund. At that time the NVIT Developing Markets Fund (formerly, Gartmore NVIT Developing Markets Fund) took on the performance of the Montgomery Variable Series: Emerging Markets Fund.

Expense Ratios

Expense Ratio*
Class II	1.57%

*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Developing Markets Fund versus performance of the MSCI Emerging Markets® Index (a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI Emerging Markets® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Developing Markets Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class II Shares	Actual		1,000.00	787.20	7.43	1.65
	Hypothetical	[b]	1,000.00	1,016.89	8.39	1.65

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Developing Markets Fund
December 31, 2011

Asset Allocation
Common Stocks	93.1%
Exchange Traded Fund	3.9%
Preferred Stocks	2.5%
Other assets in excess of liabilities	0.5%

100.0%

Top Industries†
Commercial Banks	17.6%
Oil, Gas & Consumable Fuels	11.7%
Wireless Telecommunication Services	9.0%
Semiconductors & Semiconductor Equipment	9.0%
Metals & Mining	7.1%
Construction & Engineering	3.7%
Automobiles	3.3%
Diversified Financial Services	3.3%
Beverages	3.2%
Chemicals	3.1%
Other Industries	29.0%

100.0%

Top Holdings†
Samsung Electronics Co., Ltd.	5.2%
iShares MSCI Emerging Markets Index Fund	3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
LUKOIL OAO	2.5%
Gazprom OAO	2.5%
MTN Group Ltd.	2.4%
China Mobile Ltd.	2.0%
China Petroleum & Chemical Corp., H Shares	1.9%
Vale SA—Preference Shares	1.9%
Itau Unibanco Holding SA—Preference Shares	1.9%
Other Holdings	72.6%

100.0%

Top Countries†
Brazil	19.9%
South Korea	13.7%
China	12.0%
South Africa	10.7%
Russia	7.0%
Taiwan	6.6%
Hong Kong	5.8%
India	4.0%
United States	3.9%
Chile	3.0%
Other Countries	13.4%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Developing Markets Fund

Common Stocks 93.1%

	Shares	Market Value

BRAZIL 17.3%
Aerospace & Defense 0.8%
Embraer SA, ADR	32,580	$821,668

Beverages 1. 7%
Cia de Bebidas das Americas, ADR	47,930	1,729,794

Commercial Banks 3.6%
Banco Bradesco SA, ADR	107,490	1,792,933
Itau Unibanco Holding SA - Preference Shares, ADR	105,790	1,963,463

		3,756,396

Electric Utilities 1. 7%
Companhia Paranaense de Energia-Copel - Preference Shares, ADR	82,950	1,740,291

Health Care Providers & Services 0.8%
Fleury SA	75,700	868,505

Household Durables 0.8%
Rossi Residencial SA	197,800	848,358

Information Technology Services 1.3%
Cielo SA	53,400	1,379,911

Metals & Mining 2.8%
Vale SA, ADR	41,330	886,528
Vale SA - Preference Shares, ADR	95,960	1,976,776

		2,863,304

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA - Preference Shares, ADR	60,140	1,412,689

Transportation Infrastructure 0.9%
Obrascon Huarte Lain Brasil SA	28,100	918,965

Water Utilities 0.3%
Companhia de Saneamento de Minas Gerais-Copasa MG	19,800	354,548

Wireless Telecommunication Services 1.2%
Tim Participacoes SA, ADR	49,850	1,286,130

		17,980,559

CHILE 3.0%
Electric Utilities 0.7%
Enersis SA, ADR	43,810	772,370

Food & Staples Retailing 0.9%
Cencosud SA	154,430	893,970

Wireless Telecommunication Services 1.4%
Empresa Nacional de Telecomunicaciones SA	76,230	1,426,184

		3,092,524

CHINA 12.0%
Automobiles 1.0%
Great Wall Motor Co., Ltd., H Shares	746,000	1,084,849

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Chemicals 0.6%
China BlueChemical Ltd., H Shares	792,000	$598,294

Commercial Banks 3.4%
China Construction Bank Corp., H Shares	2,435,000	1,691,377
Industrial & Commercial Bank of China, H Shares	3,165,000	1,869,429

		3,560,806

Computers & Peripherals 0.8%
Lenovo Group Ltd.	1,166,000	775,664

Construction & Engineering 1. 3%
China Communications Construction Co., Ltd., H Shares	1,709,000	1,331,572

Intemet Software & Services 0.9%
Baidu, Inc., ADR*	8,150	949,230

Life Sciences Tools & Services 0.7%
WuXi PharmaTech (Cayman), Inc., ADR*	64,690	714,178

Media 0.8%
Focus Media Holding Ltd., ADR*	40,100	781,549

Oil, Gas & Consumable Fuels 2.5%
China Petroleum & Chemical Corp., H Shares	1,936,000	2,032,341
CNOOC Ltd.	344,000	599,848

		2,632,189

		12,428,331

COLOMBIA 0.5%
Commercial Banks 0.5%
Bancolombia SA - Preference Shares, ADR	8,760	521,746

HONG KONG 5.8%
Chemicals 0.9%
Yingde Gases	895,575	910,688

Food Products 1.8%
China Agri-Industries Holdings Ltd.	2,513,000	1,906,401

Machinery 0.7%
Lonking Holdings Ltd.	2,001,000	671,616

Water Utilities 0.4%
Guangdong Investment Ltd.	724,000	438,300

Wireless Telecommunication Services 2.0%
China Mobile Ltd.	213,500	2,074,278

		6,001,283

HUNGARY 1.0%
Oil, Gas & Consumable Fuels 1.0%
MOL Hungarian Oil and Gas PLC*	14,120	1,003,767

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

INDIA 3.9%
Auto Components 0.6%
Apollo Tyres Ltd.	565,120	$627,681

Building Products 0.7%
Sintex Industries Ltd.	602,305	713,254

Information Technology Services 1.0%
Hexaware Technologies Ltd.	790,932	1,116,522

Metals & Mining 1.0%
Sterlite Industries (India) Ltd.	403,050	682,709
Weispun Carp., Ltd.	227,370	359,231

		1,041,940

Oil, Gas & Consumable Fuels 0.6%
Oil & Natural Gas Corp., Ltd.	124,740	602,325

		4,101,722

INDONESIA 2.3%
Commercial Banks 1. 2%
Bank Mandiri Tbk PT	695,500	516,889
Bank Rakyat Indanesia (Persero) Tbk PT	1,012,000	752,243

		1,269,132

Food Products 1.1%
Indofood Sukses Makmur Tbk PT	2,135,500	1,082,216

		2,351,348

MALAYSIA 2.4%
Diversified Financial Services 1.3%
AMMB Holdings Bhd	715,700	1,342,938

Hotels, Restaurants & Leisure 1.1%
Genting Bhd	341,500	1,183,872

		2,526,810

MEXICO 2.4%
Beverages 1. 5%
Fomento Economico Mexicano SAB de CV, ADR	22,240	1,550,350

Wireless Telecommunication Services 0.9%
America Movil SAB de CV Series L, ADR	40,090	906,034

		2,456,384

PERU 1.2%
Commercial Banks 1. 2%
Credicorp Ltd.	11,890	1,301,598

RUSSIA 6.9%
Commercial Banks 0.9%
Sberbank of Russia, ADR*	97,780	971,934

Oil, Gas & Consumable Fuels 5.0%
Gazprom OAO, ADR	240,100	2,564,508
LUKOIL OAO, ADR	49,210	2,617,972

		5,182,480

Common Stocks (continued)

	Shares	Market Value

RUSSIA (continued)
Wireless Telecommunication Services 1.0%
Mobile Telesystems OJSC, ADR	70,890	$1,040,665

		7,195,079

SOUTH AFRICA 10.7%
Commercial Banks 2.3%
ABSA Group Ltd.	66,750	1,164,094
Nedbank Group Ltd.	70,390	1,262,088

		2,426,182

Construction & Engineering 0.7%
Aveng Ltd.	175,830	717,940

Diversified Financial Services 1.0%
FirstRand Ltd.	401,640	1,030,641

Metals & Mining 1.9%
AngloGold Ashanti Ltd.	23,900	1,014,873
Exxaro Resources Ltd.	45,480	944,913

		1,959,786

Oil, Gas & Consumable Fuels 1.2%
Sasol Ltd.	25,240	1,201,499

Real Estate Management & Development 1.2%
Growthpoint Properties Ltd.	542,970	1,247,639

Wireless Telecommunication Services 2.4%
MTN Group Ltd.	141,160	2,508,028

		11,091,715

SOUTH KOREA 13.7%
Automobiles 1.7%
Hyundai Motor Co.*	9,455	1,751,328

Chemicals 0.3%
Kukdo Chemical Co., Ltd.*	8,440	366,111

Commercial Banks 2.4%
BS Financial Group, Inc.*	89,550	859,671
DGB Financial Group, Inc.*	66,780	750,705
Hana Financial Group, Inc.	27,590	854,940

		2,465,316

Construction & Engineering 1.1%
Daelim Industrial Co., Ltd.*	14,332	1,120,081

Electronic Equipment, Instruments & Components 0.5%
LG Display Co., Ltd.*	26,720	567,156

Metals & Mining 0.6%
POSCO	1,788	589,792

Semiconductors & Semiconductor Equipment 5.1%
Samsung Electronics Co., Ltd.	5,806	5,340,579

Textiles, Apparel & Luxury Goods 1.0%
Youngone Corp.*	37,510	905,493
Youngone Holdings Co., Ltd.*	1,830	89,369

		994,862

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Tobacco 1.0%
KT&G Corp.*	14,236	$1,005,912

		14,201,137

TAIWAN 6.5%
Commercial Banks 0.7%
Taishin Financial Holding Co., Ltd.	2,049,000	709,480

Construction & Engineering 0.6%
CTCI Corp.	482,000	656,832

Construction Materials 0.5%
Asia Cement Corp.	436,000	488,965

Diversified Financial Services 1.0%
Fubon Financial Holding Co., Ltd.	977,000	1,032,108

Semiconductors & Semiconductor Equipment 3.7%
Advanced Semiconductor Engineering, Inc.	712,000	609,993
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	253,740	3,275,784

		3,885,777

		6,773,162

THAILAND 1.8%
Chemicals 1.3%
PTI Global Chemical PCL*	675,419	1,305,881

Real Estate Management & Development 0.5%
Asian Property Development PCL	3,396,000	533,001

		1,838,882

TURKEY 1.7%
Automobiles 0.6%
Ford Otomotiv Sanayi AS	76,210	614,323

Diversified Telecommunication Services 1.1%
Turk Telekomunikasyon AS	322,830	1,194,797

		1,809,120

Total Common Stocks (cost $99,744,638)		96,675,167

Preferred Stocks 2.5%
BRAZIL 2.5%
Commercial Banks 1.2%
Banco do Estado do Rio Grande do Sul SA - Preference Shares	121,100	1,298,486
Machinery 0.5%
Randon SA Implementos e Participacoes - Preference Shares	109,400	499,712

Preferred Stocks (continued)

	Shares	Market Value

BRAZIL (continued)
Metals & Mining 0.8%
Bradespar SA - Preference Shares	46,200	$784,923

Total Preferred Stocks (cost $2,620,357)		2,583,121

Exchange Traded Fund 3.9%
UNITED STATES 3.9%
iShares MSCI Emerging Markets Index Fund	106,990	4,059,201

Total Exchange Traded Fund (cost $4,240,828)		4,059,201

Total Investments (cost $106,605,823) (a)—99.5%		103,317,489

Other assets in excess of liabilities—0.5%		528,990

NET ASSETS—100.0%		$103,846,479

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

Ltd.	Limited

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

PLC	Public Limited Company

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

14	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Developing Markets Fund
Assets:
Investments, at value (cost $106,605,823)	$103,317,489
Foreign currencies, at value (cost $73,625)	72,428
Dividends receivable	59,186
Receivable for investments sold	869,537
Receivable for capital shares issued	115,416
Receivable for capital gain country tax	47,935
Prepaid expenses	335

Total Assets	104,482,326

Liabilities:
Payable for investments purchased	17,248
Payable for capital shares redeemed	55,257
Cash overdraft (Note 2)	252,953
Accrued expenses and other payables:
Investment advisory fees	80,988
Fund administration fees	8,739
Distribution fees	22,582
Administrative servicing fees	152,588
Accounting and transfer agent fees	619
Trustee fees	1,283
Deferred capital gain country tax	1,566
Custodian fees	1,114
Compliance program costs (Note 3)	143
Professional fees	6,052
Printing fees	34,627
Other	88

Total Liabilities	635,847

Net Assets	$103,846,479

Represented by:
Capital	$157,799,772
Accumulated net realized losses from investment and foreign currency transactions	(50,661,532)
Net unrealized appreciation/(depreciation) from investments†	(3,289,900)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,861)

Net Assets	$103,846,479

Net Assets:
Class II Shares	$103,846,479

Total	$103,846,479

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	19,221,805

Total	19,221,805

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$5.40

†	Net of $1,566 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statement of Operations

For the Year Ended December 31, 2011

NVIT Developing Markets Fund
INVESTMENT INCOME:
Dividend income	$3,898,515
Other income	247
Interest income	142
Foreign tax withholding	(277,081)

Total Income	3,621,823

EXPENSES:
Investment advisory fees	1,456,159
Fund administration fees	112,083
Distribution fees Class II Shares	383,199
Administrative servicing fees Class II Shares	383,199
Professional fees	55,022
Printing fees	47,438
Trustee fees	5,272
Custodian fees	27,444
Accounting and transfer agent fees	2,220
Compliance program costs (Note 3)	173
Other	5,528

Total expenses before earnings credit and fees waived	2,477,737

Earnings credit (Note 4)	(34)
Investment advisory fees waived (Note 3)	(16,145)

Net Expenses	2,461,558

NET INVESTMENT INCOME	1,160,265

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(9,095,566)
Net realized losses from foreign currency transactions (Note 2)	(797,143)

Net realized losses from investment and foreign currency transactions	(9,892,709)

Net change in unrealized appreciation/(depreciation) from investments††	(28,467,986)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(46,491)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(28,514,477)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(38,407,186)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,246,921)

†	Net of capital gain country taxes of $141,477.
††	Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $542,376.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Developing Markets Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$1,160,265	$541,810
Net realized gains/(losses) from investment and foreign currency transactions	(9,892,709)	35,489,144
Net change in unrealized depreciation from investments and translation of assets and liabilities denominated in foreign currencies	(28,514,477)	(11,914,217)

Change in net assets resulting from operations	(37,246,921)	24,116,737

Distributions to Shareholders From:
Net investment income:
Class II	(221,849)	–
Return of capital:
Class II	(195,699)	–

Change in net assets from shareholder distributions	(417,548)	–

Change in net assets from capital transactions	(69,649,569)	(42,781,503)

Change in net assets	(107,314,038)	(18,664,766)

Net Assets:
Beginning of year	211,160,517	229,825,283

End of year	$103,846,479	$211,160,517

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$30,823,940	$62,935,181
Dividends reinvested	417,548	–
Cost of shares redeemed	(100,891,057)	(105,716,684)

Total Class II	(69,649,569)	(42,781,503)

Change in net assets from capital transactions	$(69,649,569)	$(42,781,503)

SHARE TRANSACTIONS:
Class II Shares
Issued	4,831,823	9,933,712
Reinvested	67,175	–
Redeemed	(15,946,636)	(17,903,874)

Total Class II Shares	(11,047,638)	(7,970,162)

Total change in shares	(11,047,638)	(7,970,162)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2011(b)	$6.98	0.05	(1.61)	(1.56)	(0.01)	–	(0.01)	(0.02)	$5.40	(22.40)%	$103,846,479	1.61%	0.76%	1.62%	118.92%
Year Ended December 31, 2010(b)	$6.01	0.02	0.95	0.97	–	–	–	–	$6.98	16.14%	$211,160,517	1.56%	0.27%	1.56%	147.64%
Year Ended December 31, 2009(b)	$3.75	0.03	2.29	2.32	(0.04)	–	(0.02)	(0.06)	$6.01	62.23%	$229,825,283	1.53%	0.58%	1.56%	124.25%
Year Ended December 31, 2008	$19.34	0.11	(8.85)	(8.74)	(0.10)	(6.75)	–	(6.85)	$3.75	(57.86)%	$109,116,091	1.62%	0.89%	1.85%	67.43%
Year Ended December 31, 2007	$15.68	0.09	6.17	6.26	(0.08)	(2.52)	–	(2.60)	$19.34	43.51%	$543,834,621	1.56%	0.50%	1.56%	98.49%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Developing Markets Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by unaffiliated insurance companies.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20	Annual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$821,668	$—	$—	$821,668
Auto Components	—	627,681	—	627,681
Automobiles	—	3,450,500	—	3,450,500
Beverages	3,280,144	—	—	3,280,144
Building Products	—	713,254	—	713,254
Chemicals	—	3,180,974	—	3,180,974
Commercial Banks	6,551,674	10,430,916	—	16,982,590
Computers & Peripherals	—	775,664	—	775,664
Construction & Engineering	—	3,826,425	—	3,826,425
Construction Materials	—	488,965	—	488,965
Diversified Financial Services	—	3,405,687	—	3,405,687
Diversified Telecommunication Services	—	1,194,797	—	1,194,797
Electric Utilities	2,512,661	—	—	2,512,661
Electronic Equipment, Instruments & Components	—	567,156	—	567,156
Food & Staples Retailing	893,970	—	—	893,970
Food Products	—	2,988,617	—	2,988,617
Health Care Providers & Services	868,505	—	—	868,505
Hotels, Restaurants & Leisure	—	1,183,872	—	1,183,872
Household Durables	848,358	—	—	848,358
Information Technology Services	1,379,911	1,116,522	—	2,496,433
Internet Software & Services	949,230	—	—	949,230
Life Sciences Tools & Services	714,178	—	—	714,178
Machinery	—	671,616	—	671,616
Media	781,549	—	—	781,549
Metals & Mining	2,863,304	3,591,518	—	6,454,822
Oil, Gas & Consumable Fuels	6,595,169	5,439,780	—	12,034,949
Real Estate Management & Development	—	1,780,640	—	1,780,640
Semiconductors & Semiconductor Equipment	3,275,784	5,950,572	—	9,226,356
Textiles, Apparel & Luxury Goods	—	994,862	—	994,862
Tobacco	—	1,005,912	—	1,005,912
Transportation Infrastructure	918,965	—	—	918,965
Water Utilities	354,548	438,300	—	792,848
Wireless Telecommunication Services	4,659,013	4,582,306	—	9,241,319
Total Common Stocks	$38,268,631	$58,406,536	$—	$96,675,167
Exchange Traded Fund	4,059,201	—	—	4,059,201
Preferred Stocks*	2,583,121	—	—	2,583,121
Total	$44,910,953	$58,406,536	$—	$103,317,489

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

(b)	Cash Overdraft

As of December 31, 2011, the Fund had an overdrawn balance of $252,953 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, gains and losses on passive foreign investment companies, realized capital gain country taxes, and return of capital. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a

22	Annual Report 2011

taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. Beginning September 21, 2011, NFA has selected The Boston Company (the “Subadviser”) as subadviser for the Fund. Prior to September 21, 2011, Baring International Investment Limited was the subadviser for the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2012.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, were:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$50,322	$—	$—	$50,322

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $16,145, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $173.

24	Annual Report 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II of the Fund.

For the year ended December 31, 2011, NFS received $383,199 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25% . Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $180,786,281 and sales of $245,729,632 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$221,849	$—	$221,849	$195,699	$417,548

Amount designated as “—“ is zero or has been rounded to zero.

The Fund paid no distributions during the fiscal year ended December 31, 2010.

26	Annual Report 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(49,070,852)	$(4,882,441)	$(53,953,293)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$108,196,503	$4,553,172	$(9,432,186)	$(4,879,014)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$38,414,766	2017

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$9,390,543	$1,265,543

10. Subsequent	Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Developing Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Developing Markets Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

28	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

A. Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $3,575,806 or $0.1860 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $327,541 or $0.0170 per outstanding share.

B. Approval of Subadvisory Agreement

At the September 8-9, 2011 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Developing Markets Fund (the “Fund”), an investment subadvisory agreement with The Boston Company Asset Management, LLC (“The Boston Company”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to The Boston Company in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account management style, investment philosophy and process, portfolio construction, The Boston Company’s personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Subadvisory Agreement the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the Subadvisory fees, the fact that NFA pays The Boston Company out of its advisory fees, the method of computing fees and the frequency of payment of fees.

After extensive discussion and consideration among themselves and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by The Boston Company were consistent with mutual fund industry norms;

—	With respect to investment performance, the Trustees concluded that the prospects for satisfactory investment performance were reasonable; and

—

The cost of services provided by The Boston Company to the Fund was fair and reasonable in relation to the services and benefits provided to the Fund and that profitability would be assessed only after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

2011 Annual Report	29

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

30	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology- oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4] , Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4] , and is a Senior Vice President of NFS[4] . From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4] . From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4] . From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4] .	N/A	N/A

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC- registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4] . From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4] . Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4] . From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	33

NVIT Emerging Markets Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

30	Report of Independent Registered Public Accounting Firm

31	Supplemental Information

32	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-EM (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide

2	Annual Report 2011

is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

The Fund is subject to risks associated with investing in small companies and mid-sized companies.

The Fund is subject to liquidity risk.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at

4	Annual Report 2011

least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group

2011 Annual Report	5

Important Disclosures (Continued)

(NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of The Boston Company Asset Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of The Boston Company Asset Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Emerging Markets Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Emerging Markets Fund (Class I at NAV) registered -22.37% versus -18.42% for its benchmark, the MSCI Emerging Markets® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Emerging Markets Funds (consisting of 71 funds as of December 31, 2011) was -19.43% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The information technology sector and the industrials sector were the greatest contributors to relative Fund performance for the reporting period. Countries that contributed the most to Fund performance were the United Kingdom, Taiwan and Turkey.

The Fund’s investments in Randgold Resources Ltd., a gold-mining company headquartered in the Channel Islands, contributed to Fund performance. The company met its growth projections and benefited from the rise in the price of gold bullion.

The Fund’s investments in Catcher Technology Co., Ltd., an aluminium die-casting business in Taiwan, also helped Fund performance. The holding outperformed for part of the reporting period, reached its target price and then was sold by the Fund. Subsequently, the company underperformed. The Fund then benefited relative to its benchmark because it no longer held Catcher Technology Co., Ltd.

In addition, Fund holding Taiwan Semiconductor Manufacturing Co., Ltd., not a benchmark holding, outperformed in concert with overall improvements in cyclical stocks.

What areas of investment detracted from Fund performance?

The consumer staples, telecommunications services and health-care sectors detracted the most from relative Fund performance for the reporting period. Countries that detracted the most from relative Fund performance were China, Hong Kong and India.

Sintex Industries Ltd., a modular housing company based in India, detracted from relative Fund performance for the reporting period. Sintex Industries generates a substantial portion of revenue and profits from the Indian government. Investors feared that the Indian government’s ability to maintain its commitments to improving the housing stock in the country had been impaired by the recent economic weakness. In addition, Sintex had debts denominated in U.S. dollars, which put downward pressure on the stock price.

Fund holding Shree Renuka Sugars Ltd., an Indian sugar producer and refiner, disappointed after leveraging its balance sheet to expand operations into Brazil, an area that is less regulated and a potentially better environment for sugar production. The company’s strategy was thwarted in the near term, however, by a low yield from the sugar harvest; the Fund subsequently sold this Fund holding.

Fund holding Mechel OAO, a Russian steel and mining firm, also was a detractor from relative Fund performance; the company was negatively affected by slowing global commodities growth.

Subadviser:

The Boston Company Asset Management, LLC

Portfolio Managers:

Sean P. Fitzgibbon, CFA; and Jay Malikowski

2011 Annual Report	7

Fund Performance	NVIT Emerging Markets Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	(22.37)%	(1.96)%	10.76%
Class II2	(22.60)%	(2.22)%	10.47%
Class III[2]	(22.39%	(1.98)%	10.75%
Class VI2	(22.59)%	(2.16)%	10.56%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of Class II shares (March 4, 2002), Class III shares (May 2, 2002) and Class VI shares (April 28, 2004) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class II and Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class I. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.

Expense Ratios

Expense Ratio*
Class I	1.21%
Class II	1.46%
Class III	1.21%
Class VI	1.46%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Emerging Markets Fund versus performance of the MSCI Emerging Markets® Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI Emerging Markets® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Emerging Markets Fund			Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	786.80	5.67	1.26
	Hypothetical	[b]	1,000.00	1,018.85	6.41	1.26
Class II Shares	Actual		1,000.00	785.60	6.80	1.51
	Hypothetical	[b]	1,000.00	1,017.59	7.68	1.51
Class III Shares	Actual		1,000.00	786.50	5.67	1.26
	Hypothetical	[b]	1,000.00	1,018.85	6.41	1.26
Class VI Shares	Actual		1,000.00	785.50	6.80	1.51
	Hypothetical	[b]	1,000.00	1,017.59	7.68	1.51

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Emerging Markets Fund

Asset Allocation
Common Stocks	95.8%
Preferred Stocks	2.6%
Exchange Traded Fund	1.1%
Mutual Fund†	0.0%
Other assets in excess of liabilities	0.5%

100.0%

Top Industries ††
Commercial Banks	18.4%
Oil, Gas & Consumable Fuels	12.1%
Wireless Telecommunication Services	9.2%
Semiconductors & Semiconductor Equipment	9.1%
Metals & Mining	7.3%
Construction & Engineering	3.7%
Diversified Financial Services	3.5%
Automobiles	3.3%
Beverages	3.2%
Chemicals	3.1%
Other Industries	27.1%

100.0%

Top Holdings ††
Samsung Electronics Co., Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
LUKOIL OAO	2.6%
Gazprom OAO	2.6%
MTN Group Ltd.	2.5%
China Mobile Ltd.	2.0%
China Petroleum & Chemical Corp., H Shares	2.0%
Itau Unibanco Holding SA	1.9%
Vale SA—Preference Shares	1.9%
Industrial & Commercial Bank of China, H Shares	1.9%
Other Holdings	74.1%

100.0%

Top Countries ††
Brazil	20.2%
South Korea	13.9%
China	12.3%
South Africa	11.1%
Russia	7.4%
Taiwan	6.8%
Hong Kong	6.0%
India	4.1%
Chile	3.1%
Malaysia	2.6%
Other Countries	12.5%

100.0%

† Amount	rounds to less than 0.1%.
†† Percentages	indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Emerging Markets Fund

Common Stocks 95.8%

	Shares	Market Value

BRAZIL 17.5%
Aerospace & Defense 0.7%
Embraer SA, ADR	45,070	$1,136,665

Beverages 1.6%
Cia de Bebidas das Americas, ADR	66,290	2,392,406

Commercial Banks 3.7%
Banco Bradesco SA, ADR	163,970	2,735,020
Itau Unibanco Holding SA, ADR	157,390	2,921,158

		5,656,178

Electric Utilities 1.7%
Companhia Paranaense de Energia-Copel — Preference Shares, ADR	126,400	2,651,872

Health Care Providers & Services 0.9%
Fleury SA	112,600	1,291,859

Household Durables 0.8%
Rossi Residencial SA	296,400	1,271,251

Information Technology Services 1.4%
Cielo SA	80,000	2,067,283

Metals & Mining 2.8%
Vale SA, ADR	61,930	1,328,399
Vale SA — Preference Shares, ADR	141,420	2,913,252

		4,241,651

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA — Preference Shares, ADR	90,480	2,125,375

Transportation Infrastructure 0.9%
Obrascon Huarte Lain Brasil SA	42,600	1,393,164

Water Utilities 0.3%
Companhia de Saneamento de Minas Gerais-Copasa MG	27,400	490,637

Wireless Telecommunication Services 1.3%
Tim Participacoes SA, ADR	75,860	1,957,188

		26,675,529

CHILE 3.1%
Electric Utilities 0.8%
Enersis SA, ADR	66,220	1,167,459

Food & Staples Retailing 0.9%
Cencosud SA	232,470	1,345,731

Wireless Telecommunication Services 1.4%
Empresa Nacional de Telecomunicaciones SA	114,310	2,138,620

		4,651,810

CHINA 12.3%
Automobiles 1.1%
Great Wall Motor Co., Ltd., H Shares	1,118,000	1,625,820

Chemicals 0.6%
China BlueChemical Ltd., H Shares	1,144,000	864,202

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Commercial Banks 3.5%
China Construction Bank Corp., H Shares	3,640,000	$2,528,383
Industrial & Commercial Bank of China, H Shares	4,879,000	2,881,815

		5,410,198

Computers & Peripherals 0.8%
Lenovo Group Ltd.	1,744,000	1,160,170

Construction & Engineering 1.2%
China Communications Construction Co., Ltd., H Shares	2,451,000	1,909,703

Internet Software & Services 1.0%
Baidu, Inc., ADR*	12,800	1,490,816

Life Sciences Tools & Services 0.7%
WuXi PharmaTech (Cayman), Inc., ADR*	102,280	1,129,171

Media 0.8%
Focus Media Holding Ltd., ADR*	60,400	1,177,196

Oil, Gas & Consumable Fuels 2.6%
China Petroleum & Chemical Corp., H Shares	2,850,000	2,991,824
CNOOC Ltd.	537,000	936,391

		3,928,215

		18,695,491

COLOMBIA 0.5%
Commercial Banks 0.5%
Bancolombia SA — Preference Shares, ADR	13,250	789,170

HONG KONG 6.0%
Chemicals 0.9%
Yingde Gases	1,342,425	1,365,079

Food Products 1.9%
China Agri-Industries Holdings Ltd.	3,765,000	2,856,188

Machinery 0.7%
Lonking Holdings Ltd.	3,227,000	1,083,110

Water Utilities 0.5%
Guangdong Investment Ltd.	1,132,000	685,297

Wireless Telecommunication Services 2.0%
China Mobile Ltd.	315,500	3,065,268

		9,054,942

HUNGARY 1.0%
Oil, Gas & Consumable Fuels 1.0%
MOL Hungarian Oil and Gas PLC*	21,660	1,539,773

INDIA 4.0%
Auto Components 0.6%
Apollo Tyres Ltd.	839,110	932,004

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

INDIA (continued)
Building Products 0.7%
Sintex Industries Ltd.	902,512	$1,068,761

Information Technology Services 1.1%
Hexaware Technologies Ltd.	1,188,695	1,678,025

Metals & Mining 1.0%
Sterlite Industries (India) Ltd.	608,990	1,031,542
Welspun Corp., Ltd.	314,430	496,781

		1,528,323

Oil, Gas & Consumable Fuels 0.6%
Oil & Natural Gas Corp., Ltd.	196,890	950,712

		6,157,825

INDONESIA 2.5%
Commercial Banks 1.4%
Bank Mandiri Tbk PT	1,158,500	860,986
Bank Rakyat Indonesia (Persero) Tbk PT	1,673,500	1,243,951

		2,104,937

Food Products 1.1%
Indofood Sukses Makmur Tbk PT	3,206,500	1,624,972

		3,729,909

MALAYSIA 2.5%
Diversified Financial Services 1.3%
AMMB Holdings Bhd	1,104,200	2,071,918

Hotels, Restaurants & Leisure 1.2%
Genting Bhd	520,900	1,805,795

		3,877,713

MEXICO 2.5%
Beverages 1.6%
Fomento Economico Mexicano SAB de CV, ADR	34,360	2,395,236

Wireless Telecommunication Services 0.9%
America Movil SAB de CV Series L, ADR	61,020	1,379,052

		3,774,288

PERU 1.3%
Commercial Banks 1.3%
Credicorp Ltd.	17,690	1,936,524

RUSSIA 7.4%
Commercial Banks 0.9%
Sberbank of Russia, ADR*	144,180	1,433,149

Metals & Mining 0.2%
MMC Norilsk Nickel OJSC, ADR	16,880	258,770

Oil, Gas & Consumable Fuels 5.2%
Gazprom OAO, ADR	371,960	3,972,905
LUKOIL OAO, ADR	74,680	3,972,976

		7,945,881

Common Stocks (continued)

	Shares	Market Value

RUSSIA (continued)
Wireless Telecommunication Services 1.1%
Mobile Telesystems OJSC, ADR	109,230	$1,603,497

		11,241,297

SOUTH AFRICA 11.0%
Commercial Banks 2.4%
ABSA Group Ltd.	101,800	1,775,353
Nedbank Group Ltd.	107,380	1,925,316

		3,700,669

Construction & Engineering 0.7%
Aveng Ltd.	266,640	1,088,730

Diversified Financial Services 1.0%
FirstRand Ltd.	616,210	1,581,245

Metals & Mining 2.0%
AngloGold Ashanti Ltd.	35,840	1,521,885
Exxaro Resources Ltd.	68,910	1,431,705

		2,953,590

Oil, Gas & Consumable Fuels 1.2%
Sasol Ltd.	36,780	1,750,838

Real Estate Management & Development 1.2%
Growthpoint Properties Ltd.	802,720	1,844,493

Wireless Telecommunication Services 2.5%
MTN Group Ltd.	215,220	3,823,872

		16,743,437

SOUTH KOREA 13.9%
Automobiles 1.7%
Hyundai Motor Co.*	13,927	2,579,666

Chemicals 0.3%
Kukdo Chemical Co., Ltd.*	11,670	506,222

Commercial Banks 2.4%
BS Financial Group, Inc.*	128,230	1,230,994
DGB Financial Group, Inc.*	101,100	1,136,513
Hana Financial Group, Inc.	43,110	1,335,863

		3,703,370

Construction & Engineering 1.1%
Daelim Industrial Co., Ltd.*	21,126	1,651,049

Electronic Equipment, Instruments & Components 0.6%
LG Display Co., Ltd.*	38,540	818,047

Metals & Mining 0.6%
POSCO	2,762	911,076

Semiconductors & Semiconductor Equipment 5.2%
Samsung Electronics Co., Ltd.	8,588	7,899,568

Textiles, Apparel & Luxury Goods 1.0%
Youngone Corp.*	57,020	1,376,466
Youngone Holdings Co., Ltd.*	2,410	117,694

		1,494,160

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA (continued)
Tobacco 1.0%
KT&G Corp.*	21,256	$1,501,943

		21,065,101

TAIWAN 6.8%
Commercial Banks 0.7%
Taishin Financial Holding Co., Ltd.	3,216,000	1,113,562

Construction & Engineering 0.6%
CTCI Corp.	667,000	908,936

Construction Materials 0.5%
Asia Cement Corp.	681,000	763,728

Diversified Financial Services 1.1%
Fubon Financial Holding Co., Ltd.	1,548,000	1,635,315

Semiconductors & Semiconductor Equipment 3.9%
Advanced Semiconductor Engineering, Inc.	1,108,000	949,259
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	381,260	4,922,066

		5,871,325

		10,292,866

THAILAND 1.8%
Chemicals 1.3%
PTT Global Chemical PCL*	1,042,336	2,015,293

Real Estate Management & Development 0.5%
Asian Property Development PCL	5,088,700	798,670

		2,813,963

TURKEY 1.7%
Automobiles 0.6%
Ford Otomotiv Sanayi AS	105,380	849,459

Diversified Telecommunication Services 1.1%
Turk Telekomunikasyon AS	470,320	1,740,660

		2,590,119

Total Common Stocks (cost $150,515,848)		145,629,757

Preferred Stocks 2.6%
BRAZIL 2.6%
Commercial Banks 1.3%
Banco do Estado do Rio Grande do Sul SA — Preference Shares	187,600	2,011,527

Machinery 0.5%
Randon SA Implementos e Participacoes — Preference Shares	168,500	769,666

Preferred Stocks (continued)

	Shares	Market Value

BRAZIL (continued)
Metals & Mining 0.8%
Bradespar SA — Preference Shares	67,600	$1,148,502

Total Preferred Stocks (cost $3,969,847)		3,929,695

Exchange Traded Fund 1.1%
UNITED STATES 1.1%
iShares MSCI Emerging Markets Index Fund	44,780	1,698,953

Total Exchange Traded Fund (cost $1,729,323)		1,698,953

Mutual Fund 0.0%†
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (a)	23,538	23,538

Total Mutual Fund (cost $23,538)		23,538

Total Investments (cost $156,238,556) (b)—99.5%		151,281,943

Other assets in excess of liabilities—0.5%		697,113

NET ASSETS—100.0%		$151,979,056

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of December 31, 2011.
(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
†	Amount rounds to less than 0.1%.
ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Emerging Markets Fund
Assets:
Investments, at value (cost $156,238,556)	$151,281,943
Cash	3,274
Foreign currencies, at value (cost $120,414)	118,090
Dividends receivable	89,671
Receivable for investments sold	814,064
Receivable for capital shares issued	71,495
Reclaims receivable	5,675
Receivable for capital gain country tax	80,743
Prepaid expenses	471

Total Assets	152,465,426

Liabilities:
Payable for investments purchased	25,088
Payable for capital shares redeemed	240,831
Payable for capital gain country tax	4,119
Accrued expenses and other payables:
Investment advisory fees	118,261
Fund administration fees	10,199
Distribution fees	10,705
Administrative servicing fees	29,558
Accounting and transfer agent fees	635
Trustee fees	1,667
Custodian fees	2,139
Compliance program costs (Note 3)	71
Professional fees	9,505
Printing fees	33,450
Other	142

Total Liabilities	486,370

Net Assets	$151,979,056

Represented by:
Capital	$184,035,330
Accumulated net realized losses from investment and foreign currency transactions	(27,089,032)
Net unrealized appreciation/(depreciation) from investments†	(4,960,732)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(6,510)

Net Assets	$151,979,056

Net Assets:
Class I Shares	$19,667,663
Class II Shares	1,699,906
Class III Shares	83,114,763
Class VI Shares	47,496,724

Total	$151,979,056

†	Net of $4,119 of deferred capital gain country tax.

2011 Annual Report	15

Statement of Assets and Liabilities (Continued)

December 31, 2011

NVIT Emerging Markets Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,935,453
Class II Shares	169,257
Class III Shares	8,193,557
Class VI Shares	4,697,184

Total	14,995,451

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.16
Class II Shares	$10.04
Class III Shares	$10.14
Class VI Shares	$10.11

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$5,143,189
Other income	324
Interest income	147
Foreign tax withholding	(373,222)

Total Income	4,770,438

EXPENSES:
Investment advisory fees	1,922,245
Fund administration fees	129,198
Distribution fees Class II Shares	5,655
Distribution fees Class VI Shares	150,689
Administrative servicing fees Class I Shares	45,037
Administrative servicing fees Class II Shares	3,393
Administrative servicing fees Class III Shares	164,669
Administrative servicing fees Class VI Shares	90,414
Professional fees	51,893
Printing fees	43,228
Trustee fees	6,868
Custodian fees	33,103
Accounting and transfer agent fees	1,833
Compliance program costs (Note 3)	556
Other	6,494

Total expenses before earnings credit and fees waived	2,655,275

Earnings credit (Note 5)	(8)
Investment advisory fees waived (Note 3)	(23,496)

Net Expenses	2,631,771

NET INVESTMENT INCOME	2,138,667

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(12,255,162)
Net realized losses from foreign currency transactions (Note 2)	(902,714)

Net realized losses from investment and foreign currency transactions	(13,157,876)

Net change in unrealized appreciation/(depreciation) from investments††	(35,721,574)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(45,117)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(35,766,691)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(48,924,567)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,785,900)

†	Net of capital gain country taxes of $157,670.
††	Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $701,336.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$2,138,667	$1,417,596
Net realized gains/(losses) from investment and foreign currency transactions	(13,157,876)	40,412,280
Net change in unrealized depreciation from investments and translation of assets and liabilities denominated in foreign currencies	(35,766,691)	(8,190,216)

Change in net assets resulting from operations	(46,785,900)	33,639,660

Distributions to Shareholders From:
Net investment income:
Class I	(170,814)	(24,811)
Class II	(10,011)	–
Class III	(750,993)	(85,551)
Class VI	(272,434)	–

Change in net assets from shareholder distributions	(1,204,252)	(110,362)

Change in net assets from capital transactions	(53,107,574)	(21,126,727)

Change in net assets	(101,097,726)	12,402,571

Net Assets:
Beginning of year	253,076,782	240,674,211

End of year	$151,979,056	$253,076,782

Accumulated undistributed net investment income at end of year	$–	$164,773

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,531,432	$7,957,909
Dividends reinvested	170,814	24,811
Cost of shares redeemed	(25,223,553)	(15,262,968)

Total Class I	(19,521,307)	(7,280,248)

Class II Shares
Proceeds from shares issued	251	419
Dividends reinvested	10,011	–
Cost of shares redeemed	(501,446)	(646,080)

Total Class II	(491,184)	(645,661)

Class III Shares
Proceeds from shares issued	10,416,789	18,656,813
Dividends reinvested	750,993	85,551
Cost of shares redeemed	(34,989,882)	(32,160,699)

Total Class III	(23,822,100)	(13,418,335)

Class VI Shares
Proceeds from shares issued	7,787,939	10,938,324
Dividends reinvested	272,434	–
Cost of shares redeemed	(17,333,356)	(10,720,807)

Total Class VI	(9,272,983)	217,517

Change in net assets from capital transactions	$(53,107,574)	$(21,126,727)

18	Annual Report 2011

	NVIT Emerging Markets Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	461,501	670,851
Reinvested	15,526	1,914
Redeemed	(1,950,208)	(1,317,681)

Total Class I Shares	(1,473,181)	(644,916)

Class II Shares
Issued	–	–
Reinvested	940	–
Redeemed	(42,463)	(57,927)

Total Class II Shares	(41,523)	(57,927)

Class III Shares
Issued	844,693	1,552,093
Reinvested	68,155	6,611
Redeemed	(2,872,757)	(2,819,774)

Total Class III Shares	(1,959,909)	(1,261,070)

Class VI Shares
Issued	638,640	915,008
Reinvested	25,393	–
Redeemed	(1,422,497)	(943,255)

Total Class VI Shares	(758,464)	(28,247)

Total change in shares	(4,233,077)	(1,992,160)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2011(c)	$13.19	0.13	(3.08)	(2.95)	(0.08)	—	—	(0.08)	—	$10.16	(22.37)%	$19,667,663	1.22%	1.07%	1.23%	119.54%
Year Ended December 31, 2010(c)	$11.36	0.08	1.76	1.84	(0.01)	—	—	(0.01)	—	$13.19	16.17%	$44,965,055	1.19%	0.70%	1.19%	135.63%
Year Ended December 31, 2009(c)	$7.05	0.10	4.32	4.42	(0.09)	—	(0.02)	(0.11)	—	$11.36	63.31%	$46,047,002	1.20%	1.13%	1.20%	121.34%
Year Ended December 31, 2008	$22.61	0.20	(11.89)	(11.69)	(0.19)	(3.69)	—	(3.88)	0.01	$7.05	(57.76)%	$29,077,237	1.30%	1.27%	1.30%	63.87%
Year Ended December 31, 2007	$17.52	0.14	7.31	7.45	(0.14)	(2.23)	—	(2.37)	0.01	$22.61	45.58%	$77,698,603	1.37%	0.73%	1.37%	62.52%

Class II Shares
Year Ended December 31, 2011(c)	$13.04	0.11	(3.05)	(2.94)	(0.06)	—	—	(0.06)	—	$10.04	(22.60)%	$1,699,906	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010(c)	$11.25	0.05	1.74	1.79	—	—	—	—	—	$13.04	15.91%	$2,748,446	1.44%	0.45%	1.44%	135.63%
Year Ended December 31, 2009(c)	$6.98	0.08	4.29	4.37	(0.08)	—	(0.02)	(0.10)	—	$11.25	63.09%	$3,023,040	1.46%	0.91%	1.46%	121.34%
Year Ended December 31, 2008	$22.46	0.18	(11.84)	(11.66)	(0.14)	(3.69)	—	(3.83)	0.01	$6.98	(57.93)%	$2,461,889	1.57%	1.01%	1.57%	63.87%
Year Ended December 31, 2007	$17.42	0.11	7.24	7.35	(0.09)	(2.23)	—	(2.32)	0.01	$22.46	45.19%	$9,720,051	1.61%	0.53%	1.61%	62.52%

Class III Shares
Year Ended December 31, 2011(c)	$13.17	0.14	(3.08)	(2.94)	(0.09)	—	—	(0.09)	—	$10.14	(22.39)%	$83,114,763	1.23%	1.15%	1.24%	119.54%
Year Ended December 31, 2010(c)	$11.34	0.08	1.76	1.84	(0.01)	—	—	(0.01)	—	$13.17	16.21%	$133,741,064	1.19%	0.68%	1.19%	135.63%
Year Ended December 31, 2009(c)	$7.03	0.10	4.32	4.42	(0.09)	—	(0.02)	(0.11)	—	$11.34	63.48%	$129,486,944	1.21%	1.10%	1.21%	121.34%
Year Ended December 31, 2008	$22.59	0.20	(11.90)	(11.70)	(0.18)	(3.69)	—	(3.87)	0.01	$7.03	(57.83)%	$86,462,769	1.31%	1.26%	1.31%	63.87%
Year Ended December 31, 2007	$17.51	0.15	7.29	7.44	(0.14)	(2.23)	—	(2.37)	0.01	$22.59	45.55%	$299,039,422	1.36%	0.74%	1.36%	62.52%

Class VI Shares
Year Ended December 31, 2011(c)	$13.13	0.11	(3.07)	(2.96)	(0.06)	—	—	(0.06)	—	$10.11	(22.59)%	$47,496,724	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010(c)	$11.33	0.05	1.75	1.80	—	—	—	—	—	$13.13	15.89%	$71,622,217	1.44%	0.43%	1.44%	135.63%
Year Ended December 31, 2009(c)	$7.03	0.07	4.33	4.40	(0.08)	—	(0.02)	(0.10)	—	$11.33	63.09%	$62,117,225	1.45%	0.83%	1.45%	121.34%
Year Ended December 31, 2008	$22.58	0.20	(11.90)	(11.70)	(0.17)	(3.69)	—	(3.86)	0.01	$7.03	(57.86)%	$37,262,897	1.43%	1.15%	1.43%	63.87%
Year Ended December 31, 2007	$17.50	0.12	7.30	7.42	(0.12)	(2.23)	—	(2.35)	0.01	$22.58	45.45%	$126,430,526	1.45%	0.62%	1.45%	62.52%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U. S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,136,665	$—	$—	$1,136,665
Auto Components	—	932,004	—	932,004
Automobiles	—	5,054,945	—	5,054,945
Beverages	4,787,642	—	—	4,787,642
Building Products	—	1,068,761	—	1,068,761
Chemicals	—	4,750,796	—	4,750,796
Commercial Banks	9,815,021	16,032,736	—	25,847,757
Computers & Peripherals	—	1,160,170	—	1,160,170
Construction & Engineering	—	5,558,418	—	5,558,418
Construction Materials	—	763,728	—	763,728
Diversified Financial Services	—	5,288,478	—	5,288,478
Diversified Telecommunication Services	—	1,740,660	—	1,740,660
Electric Utilities	3,819,331	—	—	3,819,331
Electronic Equipment, Instruments & Components	—	818,047	—	818,047
Food & Staples Retailing	1,345,731	—	—	1,345,731
Food Products	—	4,481,160	—	4,481,160
Health Care Providers & Services	1,291,859	—	—	1,291,859
Hotels, Restaurants & Leisure	—	1,805,795	—	1,805,795
Household Durables	1,271,251	—	—	1,271,251

22	Annual Report 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Information Technology Services	$2,067,283	$1,678,025	$—	$3,745,308
Internet Software & Services	1,490,816	—	—	1,490,816
Life Sciences Tools & Services	1,129,171	—	—	1,129,171
Machinery	—	1,083,110	—	1,083,110
Media	1,177,196	—	—	1,177,196
Metals & Mining	4,500,421	5,392,989	—	9,893,410
Oil, Gas & Consumable Fuels	10,071,256	8,169,538	—	18,240,794
Real Estate Management & Development	—	2,643,163	—	2,643,163
Semiconductors & Semiconductor Equipment	4,922,066	8,848,827	—	13,770,893
Textiles, Apparel & Luxury Goods	—	1,494,160	—	1,494,160
Tobacco	—	1,501,943	—	1,501,943
Transportation Infrastructure	1,393,164	—	—	1,393,164
Water Utilities	490,637	685,297	—	1,175,934
Wireless Telecommunication Services	7,078,357	6,889,140	—	13,967,497
Total Common Stocks	$57,787,867	$87,841,890	$—	$145,629,757
Exchange Traded Fund	1,698,953	—	—	1,698,953
Mutual Fund	23,538	—	—	23,538
Preferred Stocks*	3,929,695	—	—	3,929,695
Total	$63,440,053	$87,841,890	$—	$151,281,943
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31,

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

2011 are primarily attributable to foreign currency gains and losses, Passive Foreign Investment Company (“PFICs”), distributions in excess of current income, prior year adjustments to accumulated balances, adjustments for India and Thailand foreign capital gains tax. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the

24	Annual Report 2011

Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. Beginning September 21, 2011, NFA has selected The Boston Company, Inc. (the “Subadviser”) as subadviser for the Fund. Prior to September 21, 2011, Baring International Investment Limited was the subadviser for the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the Fund had no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $556.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $303,513 in Administrative Services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $21,727.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $35,196.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a

26	Annual Report 2011

commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $239,994,651 and sales of $289,383,292 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

As In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,204,252	$—	$1,204,252	$—	$1,204,252

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$110,362	$—	$110,362	$—	$110,362

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(25,783,127)	$(6,273,147)	$(32,056,274)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to outstanding wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$157,544,461	$7,113,639	$(13,376,157)	$(6,262,518)

28	Annual Report 2011

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$14,188,784*	2017
*	Notionally amended by $(590) for post tax return adjustment.

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$11,594,343	$—

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Emerging Markets Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years then indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

30	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

A.  Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $4,751,089 or $0.3168 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $438,478 or $0.0292 per outstanding share.

B.  Approval of Subadvisory Agreement

At the September 8-9, 2011 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Emerging Markets Fund (the “Fund”), an investment subadvisory agreement with The Boston Company Asset Management, LLC (“The Boston Company”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to The Boston Company in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account management style, investment philosophy and process, portfolio construction, The Boston Company’s personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Subadvisory Agreement the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the subadvisory fees, the fact that NFA pays The Boston Company out of its advisory fees, the method of computing fees and the frequency of payment of fees.

After extensive discussion and consideration among themselves and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by The Boston Company were consistent with mutual fund industry norms;

—	With respect to investment performance, the Trustees concluded that the prospects for satisfactory investment performance were reasonable; and

—

The cost of services provided by The Boston Company to the Fund was fair and reasonable in relation to the services and benefits provided to the Fund and that profitability would be assessed only after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

2011 Annual Report	31

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
				International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

32	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

34	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	35

NVIT Enhanced Income Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

19	Statement of Assets and Liabilities

20	Statement of Operations

21	Statements of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

30	Report of Independent Registered Public Accounting Firm

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ENHI (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund also is subject to prepayment and call risk, extension risk, and mortgage- and asset-backed securities risk, to varying degrees.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of

4	Annual Report 2011

$150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-Year Treasury Bill (T-Bill) Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch (BofAML) 6-Month Treasury Bill (T-Bill) Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

2011 Annual Report	5

Important Disclosures (Continued)

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Morley Capital Management, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Morley Capital Management, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Enhanced Income Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Enhanced Income Fund (Class Y at NAV) returned 0.40% versus 0.42% for its benchmark, a blend of 50% Merrill Lynch (ML) 6-Month Treasury Bill (T-Bill) Index and 50% ML 1-Year T-Bill Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Short-Intermediate Investment Grade Debt Funds (consisting of 45 funds as of December 31, 2011) was 1.40% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and residential mortgage-backed securities (RMBS) sectors contributed the most to the Fund’s performance relative to the benchmark for the reporting period. Strong CMBS returns were driven by investor demand for higher-yielding securities in the low Treasury-yield environment. Attractive incremental yields over Treasuries along with high credit quality and good liquidity made the ABS and RMBS sectors attractive Treasury substitutes.

What areas of investment detracted from Fund performance?

Corporate bonds, Treasuries and Agencies contributed the least to the Fund’s performance relative to the benchmark. Relative returns for corporate securities started 2011 strong but were later hurt by growing concerns about the global economy due to the sovereign debt crisis in the Eurozone. Treasury and Agency returns were weighed down by low absolute yields, even though the sectors benefited when investors moved to quality sectors during the second half of the year.

The low absolute level of yields on the U.S. Treasury curve along with steadily compressing risk premiums on non-Treasury securities reduced the reinvestment rates available for the Fund during the reporting period. The two-year Treasury yield declined by 35 basis points during the reporting period, while yields on longer maturities declined by 50 basis points or more. Negative net supply of ABS, CMBS and RMBS caused spreads (the difference between a security’s bid price and ask price) to decrease in these sectors as investor demand outweighed available securities for purchase, lowering risk premiums in most sectors.

Subadviser:

Morley Capital Management, Inc.

Portfolio Managers:

Perpetua M. Phillips and Paul Rocheleau

2011 Annual Report	7

Fund Performance	NVIT Enhanced Income Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class Y	0.40%	2.33%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 20, 2007.

Expense Ratios

Expense Ratio*
Class Y	0.43%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Enhanced Income Fund since inception versus performance of the Composite Index(a), the BofA Merrill Lynch (BofAML) 6-Month Treasury Bill (T-Bill) Index(b), the BofAML 1-Year T-Bill Index(c), and the Consumer Price Index (CPI)(d) since 5/1/07. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 50% BofAML 6-Month T-Bill Index and 50% BofAML 1-Year T-Bill Index.

(b)	The BofAML 1-Year T-Bill Index is an unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

(c)	The BofAML 6-Month T-Bill Index is an unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

(d)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Enhanced Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011.)

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Enhanced Income Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class Y Shares	Actual	1,000.00	999.80	2.07	0.41
	Hypothetical[b]	1,000.00	1,023.14	2.09	0.41

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Enhanced Income Fund
December 31, 2011

Asset Allocation
Corporate Bonds	32.8%
Asset-Backed Securities	25.9%
Collateralized Mortgage Obligations	18.6%
U.S. Government Sponsored & Agency Obligations	9.0%
Mutual Fund	8.8%
Commercial Mortgage Backed Securities	3.4%
U.S. Treasury Notes	2.2%
U.S. Government Mortgage Backed Agencies	0.8%
Liabilities in excess of other assets	(1.5%)

100.0%

Top Industries †
Commercial Banks	5.4%
Diversified Financial Services	4.5%
Pharmaceuticals	3.0%
Capital Markets	2.5%
Consumer Finance	2.3%
Aerospace & Defense	1.6%
Food & Staples Retailing	1.4%
Insurance	1.4%
Computers & Peripherals	1.4%
Beverages	1.3%
Other Industries	75.2%

100.0%

Top Holdings †
Fidelity Institutional Money Market Fund—Institutional Class	8.6%
Federal Home Loan Mortgage Corp., 4.13%, 09/27/13	1.7%
Citigroup, Inc., 2.13%, 04/30/12	1.5%
U.S. Treasury Notes, 1.13%, 01/15/12	1.5%
Federal National Mortgage Association, 1.75%, 05/07/13	1.1%
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	1.0%
Federal Home Loan Mortgage Corp., 3.75%, 06/28/13	1.0%
Fannie Mae REMICS, 4.50%, 03/25/21	1.0%
Ford Credit Auto Owner Trust, 2.42%, 11/15/14	1.0%
Federal National Mortgage Association, 1.25%, 08/20/13	1.0%
Other Holdings	80.6%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Enhanced Income Fund

Asset-Backed Securities 25.9%

	Principal Amount	Market Value

Automobile 9.3%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$1,850,000	$1,886,878
Series 2011-2, Class A2, 0.67%, 10/15/13	2,305,205	2,304,529
Bank of America Auto Trust Series 2009-3A, Class A4, 2.67%, 12/15/16 (a)	810,000	825,771
Series 2010-2, Class A4, 1.94%, 06/15/17	3,425,000	3,477,868
BMW Vehicle Owner Trust Series 2010-A, Class A3, 1.39%, 04/25/14	2,032,580	2,039,562
Series 2011-A, Class A3, 0.76%, 08/25/15	3,000,000	2,995,250
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 01/15/16	773,707	778,893
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	578,441	579,006
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	4,500,000	4,582,139
Series 2011-B, Class A2, 0.68%, 01/15/14	2,000,000	2,000,224
Honda Auto Receivables Owner Trust Series 2009-2, Class A4, 4.43%, 07/15/15	700,000	713,295
Series 2010-2, Class A3, 1.34%, 03/18/14	1,679,127	1,685,994
Series 2010-2, Class A4, 1.93%, 08/18/16	1,300,000	1,319,163
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A4, 2.14%, 08/15/16	3,825,000	3,901,022
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.74%, 08/17/15	3,500,000	3,584,451
Toyota Auto Receivables Owner Trust Series 2011-A, Class A2, 0.61%, 05/15/13	1,190,607	1,190,480
Series 2011-A, Class A3, 0.98%, 10/15/14	835,000	836,748
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A3, 1.31%, 01/20/14	1,652,668	1,656,199

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobile (continued)
Series 2010-1, Class A4, 2.14%, 08/22/16	$780,000	$792,553
Series 2011-1, Class A2, 0.67%, 12/20/13	1,771,380	1,771,418
World Omni Auto Receivables Trust Series 2009-A, Class A3, 3.33%, 05/15/13	204,338	204,668
Series 2010-A, Class A4, 2.21%, 05/15/15	2,590,000	2,626,076
Series 2011-B, Class A2, 0.65%, 08/15/14	2,400,000	2,397,321

		44,149,508

Credit Card 6.9%
American Express Credit Account Master Trust Series 2005-4, Class A, 0.35%, 01/15/15 (b)	3,392,000	3,392,129
Series 2007-5, Class A, 0.31%, 12/15/14 (b)	3,000,000	2,999,632
BA Credit Card Trust Series 2006-A7, Class A7, 0.32%, 12/15/16 (b)	2,400,000	2,392,957
Series 2007-A8, Class A8, 5.59%, 11/17/14	3,500,000	3,578,801
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7, 4.70%, 06/15/15	3,000,000	3,073,273
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	3,250,000	3,364,066
Series 2008-A11, Class A11, 5.40%, 07/15/15	2,875,000	3,077,519
Citibank Credit Card Issuance Trust Series 2005-A4, Class A4, 4.40%, 06/20/14	1,407,000	1,433,196
Series 2009-A5, Class A5, 2.25%, 12/23/14	2,300,000	2,333,983
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	3,915,000	4,189,422
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.69%, 07/15/15	3,000,000	3,047,247

		32,882,225

Other 9.7%
AEP Texas Central Transition Funding LLC Series 2002-1, Class A4, 5.96%, 07/15/15	1,900,530	1,985,920

12	Annual Report 2011

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Series A-2 4.98%, 07/01/13	$2,697,112	$2,761,713
CenterPoint Energy Transition Bond Co. LLC Series 2005-A, Class A2, 4.97%, 08/01/14	1,515,723	1,527,463
Series 2009-1, Class A1, 1.83%, 02/15/16	4,447,558	4,519,466
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	2,040,228	2,113,228
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	3,201,232	3,324,839
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	489,796	506,555
GE Equipment Midticket LLC Series 2010-1, Class A2, 0.61%, 01/14/13 (a)	85,892	85,886
Series 2010-1, Class A3, 0.94%, 07/14/14 (a)	2,650,000	2,648,533
GE Equipment Small Ticket LLC, Series 2011-1A, Class A2, 0.88%, 08/21/13 (a)	1,080,616	1,080,277
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	3,000,000	2,996,436
John Deere Owner Trust Series 2009-A, Class A4, 3.96%, 05/16/16	1,400,000	1,416,081
Series 2009-B, Class A3, 1.57%, 10/15/13	327,426	327,874
Series 2011-A, Class A3, 1.29%, 01/15/16	2,000,000	2,011,012
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	2,649,572	2,717,354
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	1,774,342	1,851,671
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A3, 4.95%, 02/15/15	2,387,614	2,436,933
Series 2004-1, Class A2, 4.81%, 11/17/14	2,023,567	2,073,668
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4, 4.37%, 06/25/14	657,803	665,373

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Series 2005-1, Class A5, 4.47%, 12/25/14	$2,150,000	$2,205,640
Series 2005-2, Class A2, 5.03%, 03/25/14	326,369	329,698
PSE&G Transition Funding LLC,
Series 2001-1, Class A6, 6.61%, 06/15/15	3,734,387	3,916,163
Volvo Financial Equipment LLC,
Series 2010-1A, Class A3, 1.56%, 06/17/13 (a)	2,157,643	2,161,192

		45,662,975

Total Asset-Backed Securities (cost $123,461,597)		122,694,708

Collateralized Mortgage Obligations 18.6%
Fannie Mae REMICS
Series 2003-122, Class OK, 4.00%, 06/25/17	634,424	644,084
Series 2003-67, Class TA, 3.00%, 08/25/17	468,316	472,200
Series 2004-32, Class AB, 4.00%, 10/25/17	431,785	437,398
Series 2003-49, Class TK, 3.50%, 03/25/18	1,379,434	1,424,507
Series 2011-69, Class AB, 1.50%, 05/25/18	2,959,972	2,977,575
Series 2004-76, Class CW, 4.00%, 05/25/18	3,068,819	3,122,415
Series 2003-57, Class NB, 3.00%, 06/25/18	115,843	119,694
Series 2010-30, Class DB, 2.00%, 08/25/18	2,030,311	2,066,397
Series 2008-15, Class JM, 4.00%, 02/25/19	650,562	674,658
Series 2008-18, Class MD, 4.00%, 03/25/19	1,470,676	1,549,688
Series 2008-75, Class DA, 4.50%, 03/25/21	4,561,399	4,639,469
Series 2008-70, Class BA, 4.00%, 06/25/21	1,064,380	1,088,012
Series 2007-36, Class AB, 5.00%, 11/25/21	1,855,304	1,964,433
Series 2008-15, Class EL, 4.25%, 06/25/22	2,257,783	2,352,598
Series 2008-51, Class CD, 4.50%, 11/25/22	938,413	981,271
Series 2009-88, Class EA, 4.50%, 05/25/23	1,372,396	1,412,296
Series 2009-44, Class A, 4.50%, 12/25/23	946,161	994,099

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Fannie Mae REMICS (continued)
Series 2009-76, Class MA, 4.00%, 09/25/24	$338,031	$353,540
Series 2003-14, Class AN, 3.50%, 03/25/33	175,517	184,216
Freddie Mac REMICS Series 3584, Class BL, 1.25%, 10/15/12	533,903	534,497
Series 3591, Class NA, 1.25%, 10/15/12	673,256	674,259
Series 3574, Class AC, 1.85%, 08/15/14	762,646	767,013
Series 3573, Class LC, 1.85%, 08/15/14	1,052,689	1,059,271
Series 3610, Class AB, 1.40%, 12/15/14	882,296	884,753
Series 3612, Class AE, 1.40%, 12/15/14	1,066,755	1,069,740
Series 3555, Class JA, 4.00%, 12/15/14	746,457	760,457
Series 2663, Class BA, 4.00%, 08/15/16	187,905	188,309
Series 2633, Class PD, 4.50%, 08/15/16	116,926	116,890
Series 3865, Class DA, 1.25%, 12/15/16	631,447	633,086
Series 2672, Class NF, 4.00%, 12/15/16	571,800	577,067
Series 2695, Class DE, 4.00%, 01/15/17	1,399,413	1,414,467
Series 2630, Class KS, 4.00%, 01/15/17	1,014,309	1,022,046
Series 3818, Class UA, 1.35%, 02/15/17	1,818,281	1,826,501
Series 3827, Class CA, 1.50%, 04/15/17	2,028,587	2,040,525
Series 2625, Class JD, 3.25%, 07/15/17	538,618	542,799
Series 2636, Class A, 3.50%, 07/15/17	517,681	526,472
Series 3758, Class CD, 1.50%, 08/15/17	2,298,308	2,309,645
Series 2579, Class HA, 3.70%, 08/15/17	349,147	353,993
Series 2786, Class GA, 4.00%, 08/15/17	692,568	701,707
Series 2640, Class GD, 4.50%, 08/15/17	590,647	593,032
Series 2628, Class DQ, 3.00%, 11/15/17	915,745	932,087
Series 2628, Class GQ, 3.14%, 11/15/17	801,277	816,673
Series 2629, Class AN, 3.50%, 01/15/18	1,077,536	1,109,390

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Freddie Mac REMICS (continued)
Series 2641, Class KJ, 4.00%, 01/15/18	$833,313	$858,437
Series 2555, Class B, 4.25%, 01/15/18	953,891	1,001,658
Series 2664, Class GA, 4.50%, 01/15/18	421	421
Series 3840, Class BA, 2.00%, 02/15/18	2,809,562	2,855,321
Series 2637, Class A, 3.38%, 03/15/18	725,318	747,541
Series 2643, Class HT, 4.50%, 03/15/18	1,397,213	1,458,671
Series 2643, Class NT, 4.50%, 03/15/18	1,487,065	1,542,250
Series 2783, Class AE, 4.00%, 04/15/18	687,226	705,142
Series 2613, Class PA, 3.25%, 05/15/18	539,867	546,858
Series 3728, Class CA, 1.50%, 10/15/18	2,217,235	2,228,570
Series 3636, Class EB, 2.00%, 11/15/18	1,083,999	1,101,170
Series 2877, Class GP, 4.00%, 11/15/18	859,732	881,340
Series 3649, Class EA, 2.25%, 12/15/18	2,093,494	2,137,222
Series 2920, Class HC, 4.50%, 12/15/18	1,826,771	1,872,551
Series 3659, Class DE, 2.00%, 03/15/19	1,521,686	1,546,987
Series 2930, Class KC, 4.50%, 06/15/19	1,684,714	1,743,168
Series 3073, Class LB, 5.00%, 10/15/19	907,179	932,000
Series 3683, Class AD, 2.25%, 06/15/20	831,532	843,800
Series 3846, Class CK, 1.50%, 09/15/20	3,793,159	3,817,822
Series 3277, Class A, 4.00%, 01/15/21	1,226,391	1,267,220
Series 3815, Class DE, 3.00%, 10/15/21	2,502,171	2,589,454
Series 3639, Class AB, 2.75%, 02/15/25	2,279,817	2,349,937
Government National Mortgage Association Series 2004-26, Class GC, 5.00%, 06/16/31	1,484,214	1,544,300
Series 2010-67, Class DA, 2.50%, 04/20/36	1,697,807	1,732,250
Series 2009-57, Class BA, 2.25%, 06/16/39	625,655	637,921

14	Annual Report 2011

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Government National Mortgage Association (continued)
Series 2009-81, Class WA, 2.00%, 08/20/39	$2,129,091	$2,149,912

Total Collateralized Mortgage Obligations (cost $87,995,026)		88,005,152

Commercial Mortgage Backed Securities 3.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-1, Class A3, 4.88%, 11/10/42	376,064	375,807
Series 2005-3, Class A2, 4.50%, 07/10/43	1,222,637	1,222,153
Series 2005-5, Class ASB, 5.05%, 10/10/45 (b)	762,459	797,207
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.73%, 03/15/49 (b)	640,000	673,333
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38 (b)	4,208,084	4,282,117
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40 (b)	1,304,915	1,332,957
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	1,583,352	1,595,421
Morgan Stanley Capital I, Series 2005- IQ10, Class AAB 5.18%, 09/15/42 (b)	680,330	706,059
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class A2, 4.38%, 10/15/41	157,176	157,083
Series 2005-C17, Class A2, 4.78%, 03/15/42	580,847	580,362
Series 2005-C17, Class A3, 5.00%, 03/15/42	2,000,000	2,027,128
Series 2005-C20, Class APB, 5.09%, 07/15/42 (b)	2,309,394	2,355,460
Series 2006-C29, Class A2, 5.28%, 11/15/48	223,299	223,637

Total Commercial Mortgage Backed Securities (cost $16,572,444)		16,328,724

Corporate Bonds 32.8%

	Principal Amount	Market Value

Aerospace & Defense 1.6%
Boeing Co. (The), 1.88%, 11/20/12	$3,500,000	$3,536,502
General Dynamics Corp., 4.25%, 05/15/13	3,824,000	4,010,546

		7,547,048

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	780,000	792,209
Coca-Cola Refreshments USA, Inc., 3.75%, 03/01/12	2,000,000	2,008,826
PepsiCo, Inc., 5.15%, 05/15/12	3,500,000	3,559,059

		6,360,094

Capital Markets 2.5%
Bank of New York Mellon Corp. (The) 0.74%, 06/29/12 (b)	1,700,000	1,704,956
4.95%, 11/01/12	3,500,000	3,628,964
Credit Suisse USA, Inc., 6.50%, 01/15/12	3,000,000	3,005,448
Morgan Stanley, 1.95%, 06/20/12	3,500,000	3,528,206

		11,867,574

Chemicals 0.5%
Air Products & Chemicals, Inc., 4.15%, 02/01/13	1,270,000	1,318,219
Praxair, Inc., 1.75%, 11/15/12	900,000	907,676

		2,225,895

Commercial Banks 5.5%
BNP Paribas SA, 0.79%, 04/08/13 (b)	3,500,000	3,290,858
Canadian Imperial Bank of Commerce, 1.45%, 09/13/13	1,000,000	999,977
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 2.65%, 08/17/12 (a)	820,000	827,656
PNC Funding Corp., 5.50%, 09/28/12	3,100,000	3,184,776
Royal Bank of Canada, 2.10%, 07/29/13	3,000,000	3,045,555
US Bancorp 1.80%, 05/15/12	3,500,000	3,522,701
2.00%, 06/14/13	1,660,000	1,687,080
Wells Fargo & Co. 5.25%, 10/23/12	3,000,000	3,105,231

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
4.38%, 01/31/13	$2,500,000	$2,583,752
Westpac Banking Corp., 0.94%, 04/08/13 (a)(b)	3,500,000	3,504,266

		25,751,852

Communications Equipment 0.4%
Cisco Systems, Inc., 1.63%, 03/14/14	2,000,000	2,037,484

Computers & Peripherals 1.4%
Dell, Inc., 3.38%, 06/15/12	2,865,000	2,896,604
Hewlett-Packard Co., 4.50%, 03/01/13	3,500,000	3,599,571

		6,496,175

Consumer Finance 2.3%
American Express Credit Corp., 5.88%, 05/02/13	2,220,000	2,333,564
Caterpillar Financial Services Corp., 4.85%, 12/07/12	3,000,000	3,117,243
John Deere Capital Corp., 7.00%, 03/15/12	3,500,000	3,547,646
Toyota Motor Credit Corp., 1.38%, 08/12/13	2,000,000	2,018,594

		11,017,047

Diversified Financial Services 4.6%
Bear Stearns Cos. LLC (The), 5.35%, 02/01/12	1,000,000	1,003,418
Citigroup, Inc. 2.13%, 04/30/12	7,000,000	7,046,669
5.30%, 10/17/12	800,000	812,998
General Electric Capital Corp. 2.13%, 12/21/12	3,000,000	3,055,809
1.88%, 09/16/13	1,000,000	1,012,317
IBM International Group Capital LLC, 5.05%, 10/22/12	3,500,000	3,626,931
JPMorgan Chase & Co. 5.38%, 10/01/12	2,500,000	2,584,675
4.75%, 05/01/13	2,500,000	2,613,538

		21,756,355

Diversified Telecommunication Services 0.6%
Verizon Communications, Inc., 5.25%, 04/15/13	2,500,000	2,638,083

Electric Utilities 0.7%
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	3,000,000	3,118,752

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing 1.4%
Sysco Corp., 4.20%, 02/12/13	$2,175,000	$2,256,245
Walgreen Co., 4.88%, 08/01/13	2,000,000	2,133,786
Wal-Mart Stores, Inc., 4.25%, 04/15/13	2,250,000	2,359,305

		6,749,336

Food Products 0.2%
Campbell Soup Co., 5.00%, 12/03/12	1,000,000	1,038,260

Health Care Equipment & Services 0.6%
Baxter International, Inc., 1.80%, 03/15/13	3,000,000	3,035,625

Health Care Equipment & Supplies 0.5%
Medtronic, Inc., 4.50%, 03/15/14	2,050,000	2,208,221

Health Care Providers & Services 0.2%
UnitedHealth Group, Inc., 4.88%, 02/15/13	693,000	721,632

Household Products 0.3%
Kimberly-Clark Corp. 5.63%, 02/15/12	750,000	754,055
5.00%, 08/15/13	607,000	647,581

		1,401,636

Industrial Conglomerates 0.4%
Cooper US, Inc., 5.25%, 11/15/12	800,000	830,572
General Electric Co., 5.00%, 02/01/13	1,220,000	1,271,356

		2,101,928

Information Technology Services 0.4%
International Business Machines Corp., 4.75%, 11/29/12	2,000,000	2,068,120

Insurance 1.4%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	3,500,000	3,503,231
Metropolitan Life Global Funding I, 5.13%, 04/10/13 (a)	3,000,000	3,133,899

		6,637,130

Media 0.6%
Walt Disney Co. (The), Series B, 6.38%, 03/01/12	2,723,000	2,747,523

16	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining 0.1%
Nucor Corp., 5.00%, 12/01/12	$600,000	$621,611

Multiline Retail 0.5%
Target Corp., 5.88%, 03/01/12	2,550,000	2,571,402

Oil, Gas & Consumable Fuels 1.0%
ConocoPhillips, 4.75%, 10/15/12	2,500,000	2,574,645
Occidental Petroleum Corp., 1.45%, 12/13/13	2,025,000	2,060,109

		4,634,754

Pharmaceuticals 3.1%
Abbott Laboratories, 4.35%, 03/15/14	1,280,000	1,384,257
AstraZeneca PLC, 5.40%, 09/15/12	3,000,000	3,103,626
Eli Lilly & Co., 6.00%, 03/15/12	3,500,000	3,538,070
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	4,560,000	4,825,971
Novartis Capital Corp., 1.90%, 04/24/13	1,600,000	1,631,406

		14,483,330

Software 0.4%
Oracle Corp., 4.95%, 04/15/13	1,850,000	1,953,689

Specialty Retail 0.2%
Lowe’s Cos., Inc., 5.60%, 09/15/12	1,075,000	1,110,106

Total Corporate Bonds (cost $155,102,259)		154,900,662

U.S. Government Mortgage Backed Agencies 0.8%
Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	34,121	36,902
Pool# 254089 6.00%, 12/01/16	56,010	60,577
Pool# 545415 6.00%, 01/01/17	49,589	53,631
Pool# 254195 5.50%, 02/01/17	114,202	124,062
Pool# 625178 5.50%, 02/01/17	96,859	105,222
Pool# AE0705 4.00%, 01/01/26	1,920,313	2,025,877

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	$15,234	$16,054
Pool# B17493 4.00%, 12/01/14	1,128,909	1,155,276
Pool# E00991 6.00%, 07/01/16	26,372	28,140

Total U.S. Government Mortgage Backed Agencies (cost $3,574,351)		3,605,741

U.S. Government Sponsored & Agency Obligations 9.0%
Federal Home Loan Banks 3.38%, 02/27/13	3,500,000	3,623,477
1.88%, 06/21/13	3,800,000	3,884,945
Federal Home Loan Mortgage Corp. 1.00%, 08/28/12	3,500,000	3,518,267
3.75%, 06/28/13	4,500,000	4,730,818
4.13%, 09/27/13	7,500,000	7,981,560
Federal National Mortgage Association 1.75%, 05/07/13	5,000,000	5,093,765
1.25%, 08/20/13	4,500,000	4,562,982
1.00%, 09/23/13	4,500,000	4,546,552
0.60%, 11/14/13	4,500,000	4,501,620

Total U.S. Government Sponsored & Agency Obligations (cost $42,431,990)		42,443,986

U.S. Treasury Notes 2.2%
U.S. Treasury Notes 1.13%, 01/15/12	7,000,000	7,002,464
0.88%, 01/31/12	3,500,000	3,502,188

Total U.S. Treasury Notes (cost $10,502,301)		10,504,652

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Enhanced Income Fund (Continued)

Mutual Fund 8.8%

	Shares	Market Value

Money Market Fund 8.8%
Fidelity Institutional Money Market Fund— Institutional Class, 0.23% (c)	41,386,688	$41,386,688

Total Mutual Fund (cost $41,386,688)		41,386,688

Total Investments (cost $481,026,656) (d)—101.5%		479,870,313

Liabilities in excess of other assets—(1.5)%		(7,104,338)

NET ASSETS—100.0%		$472,765,975

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $14,267,480 which represents 3.02% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of December 31, 2011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

BA	Limited

LLC	Limited Liability Company

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Enhanced Income Fund
Assets:
Investments, at value (cost $481,026,656)	$479,870,313
Interest and dividends receivable	2,426,439
Receivable for investments sold	1,401,111
Receivable for capital shares issued	491,526
Prepaid expenses	932

Total Assets	484,190,321

Liabilities:
Payable for investments purchased	10,022,352
Payable for capital shares redeemed	1,220,460
Accrued expenses and other payables:
Investment advisory fees	133,099
Fund administration fees	15,240
Accounting and transfer agent fees	3,610
Trustee fees	3,346
Custodian fees	2,596
Compliance program costs (Note 3)	460
Professional fees	17,091
Printing fees	5,238
Other	854

Total Liabilities	11,424,346

Net Assets	$472,765,975

Represented by:
Capital	$480,354,730
Accumulated undistributed net investment income	317,594
Accumulated net realized losses from investment transactions	(6,750,006)
Net unrealized appreciation/(depreciation) from investments	(1,156,343)

Net Assets	$472,765,975

Net Assets:
Class Y Shares	$472,765,975

Total	$472,765,975

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	48,078,377

Total	48,078,377

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.83

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Statement of Operations

For the Year Ended December 31, 2011

NVIT Enhanced Income Fund
INVESTMENT INCOME:
Interest income	$5,165,002
Dividend income	34,619
Other income	526

Total Income	5,200,147

EXPENSES:
Investment advisory fees	1,508,971
Fund administration fees	173,717
Professional fees	39,217
Printing fees	2,019
Trustee fees	14,885
Custodian fees	16,503
Accounting and transfer agent fees	23,035
Compliance program costs (Note 3)	2,071
Other	12,449

Total expenses before earnings credit	1,792,867

Earnings credit (Note 4)	(402)

Net Expenses	1,792,465

NET INVESTMENT INCOME	3,407,682

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(402,030)
Net change in unrealized appreciation/(depreciation) from investments	(1,195,159)

Net realized/unrealized losses from investments	(1,597,189)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,810,493

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$3,407,682	$4,814,299
Net realized losses from investment transactions	(402,030)	(137,614)
Net change in unrealized depreciation from investments	(1,195,159)	(876,173)

Change in net assets resulting from operations	1,810,493	3,800,512

Distributions to Shareholders From:
Net investment income:
Class Y	(6,082,776)	(6,374,107)

Change in net assets from shareholder distributions	(6,082,776)	(6,374,107)

Change in net assets from capital transactions	66,156,114	56,656,081

Change in net assets	61,883,831	54,082,486

Net Assets:
Beginning of year	410,882,144	356,799,658

End of year	$472,765,975	$410,882,144

Accumulated undistributed net investment income at end of year	$317,594	$478,852

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$138,344,255	$69,466,578
Dividends reinvested	6,082,776	6,374,107
Cost of shares redeemed	(78,270,917)	(19,184,604)

Total Class Y	66,156,114	56,656,081

Change in net assets from capital transactions	$66,156,114	$56,656,081

SHARE TRANSACTIONS:
Class Y Shares
Issued	14,002,872	6,963,143
Reinvested	615,990	640,149
Redeemed	(7,921,367)	(1,923,514)

Total Class Y Shares	6,697,495	5,679,778

Total change in shares	6,697,495	5,679,778

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Enhanced Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares
Year Ended December 31, 2011(d)	$9.93	0.08	(0.04)	0.04	(0.14)	–	(0.14)	$9.83	0.40%	$472,765,975	0.42%	0.79%	0.42%	67.10%
Year Ended December 31, 2010(d)	$9.99	0.13	(0.02)	0.11	(0.17)	–	(0.17)	$9.93	1.09%	$410,882,144	0.42%	1.27%	0.42%	54.74%
Year Ended December 31, 2009(d)	$9.98	0.23	0.04	0.27	(0.26)	–	(0.26)	$9.99	2.70%	$356,799,658	0.44%	2.33%	0.44%	64.05%
Year Ended December 31, 2008	$10.04	0.38	(0.07)	0.31	(0.36)	(0.01)	(0.37)	$9.98	3.12%	$231,585,764	0.45%	3.81%	0.45%	75.76%
Period Ended December 31, 2007(e)	$10.00	0.34	0.03	0.37	(0.33)	–	(0.33)	$10.04	3.69%	$198,744,378	0.43%	4.79%	0.43%	55.71%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

22	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Enhanced Income Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destination Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

(“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$122,694,708	$—	$122,694,708
Collateralized Mortgage Obligations	—	88,005,152	—	88,005,152
Commercial Mortgage Backed Securities	—	16,328,724	—	16,328,724
Corporate Bonds	—	154,900,662	—	154,900,662
Mutual Fund	41,386,688	—	—	41,386,688
U.S. Government Mortgage Backed Agencies	—	3,605,741	—	3,605,741
U.S. Government Sponsored & Agency Obligations	—	42,443,986	—	42,443,986
U.S. Treasury Notes	—	10,504,652	—	10,504,652
Total	$41,386,688	$438,483,625	$—	$479,870,313
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

24	Annual Report 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to paydown losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Morley Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.35%
$500 million up to $1 billion	0.34%
$1 billion up to $3 billion	0.325%
$3 billion up to $5 billion	0.30%
$5 billion up to $10 billion	0.285%
$10 billion and more	0.275%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.45% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

26	Annual Report 2011

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,071.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $334,303,043 and sales of $275,339,557 (excluding short-term securities).

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2011, the Fund had purchases of $0 and sales of $5,000,000 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$6,082,776	$—	$6,082,776	$—	$6,082,776

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$6,374,107	$—	$6,374,107	$—	$6,374,107

Amounts designated as “—” are zero or have been rounded to zero.

28	Annual Report 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
$317,594	$—	$317,594	$—	$(6,750,006)	$(1,156,343)	$(7,588,755)

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$481,026,656	$580,905	$(1,737,248)	$(1,156,343)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$578,517	2016
$1,310,206	2017
$1,549,529	2018

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$1,577,998	$1,733,756

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Enhanced Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Enhanced Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the "Fund") at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

30	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

34	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	35

NVIT Government Bond Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-GB (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund’s value is not guaranteed by the U.S. government or any government agency.

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund also is subject to prepayment and call risk, extension risk and mortgage-backed securities risk to varying degrees.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are

4	Annual Report 2011

nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how U.S. government bonds have performed.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500®

Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2011 Annual Report	5

Important Disclosures (Continued)

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Asset Management, LLC. Nationwide Asset Management, LLC is a wholly owned subsidiary of Nationwide Mutual Insurance Company. Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company are wholly owned by Nationwide Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Asset Management, LLC. Nationwide Asset Management, LLC is a wholly owned subsidiary of Nationwide Mutual Insurance Company. Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company are wholly owned by Nationwide Corporation.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Government Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Government Bond Fund (Class I at NAV) returned 7.25% versus 9.19% for its benchmark, the BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of General U.S. Government Funds (consisting of 78 funds as of December 31, 2011) was 10.09% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period, none of the Fund’s sector allocations contributed to the Fund’s returns on a relative basis when compared with the benchmark.

What areas of investment detracted from Fund performance?

All sector allocations detracted from Fund performance relative to the benchmark during the reporting period. The Fund’s underweight position in U.S. Treasury securities hurt relative Fund performance, as U.S. Treasury securities contributed significantly to benchmark returns.

The Fund’s positions in collateralized mortgage obligations and mortgage-backed securities, which were not included in the benchmark, took away from relative Fund performance. In addition, the Fund’s overweight position in government Agency securities and its shorter-than-benchmark average duration both detracted from Fund performance during the reporting period.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary R. Hunt, CFA

2011 Annual Report	7

Fund Performance	NVIT Government Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	7.25%	5.90%	5.21%
Class II2	7.00%	5.65%	4.94%
Class III[2]	7.26%	5.91%	5.22%
Class IV2	7.35%	5.92%	5.21%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of Class II shares (July 8, 2002), Class III shares (May 20, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Expense Ratios

Expense Ratio*
Class I	0.69%
Class II	0.94%
Class III	0.69%
Class IV	0.69%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Government Bond Fund versus performance of the BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BofAML AAA U.S. Treasury/Agency Master Index is an unmanaged index that gives a broad look at how U.S. government bonds have performed.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Government Bond Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	1,046.90	3.51	0.68
	Hypothetical[b]	1,000.00	1,021.78	3.47	0.68
Class II Shares	Actual	1,000.00	1,044.80	4.79	0.93
	Hypothetical[b]	1,000.00	1,020.52	4.74	0.93
Class III Shares	Actual	1,000.00	1,046.90	3.51	0.68
	Hypothetical[b]	1,000.00	1,021.78	3.47	0.68
Class IV Shares	Actual	1,000.00	1,046.90	3.51	0.68
	Hypothetical[b]	1,000.00	1,021.78	3.47	0.68

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Government Bond Fund
December 31, 2011

Asset Allocation
U.S. Government Mortgage Backed Agencies	44.2%
U.S. Government Sponsored & Agency Obligations	23.3%
Collateralized Mortgage Obligations	11.1%
U.S. Treasury Bonds	9.2%
Sovereign Bond	6.7%
Mutual Fund	5.3%
Other assets in excess of liabilities	0.2%

100.0%

Top Holdings †
Fannie Mae Pool, 6.26%, 09/01/13	7.9%
U.S. Treasury Bonds, 3.13%, 11/15/41	7.3%
Israel Government AID Bond, 5.50%, 12/04/23	6.7%
Fannie Mae, 2.25%, 03/15/16	6.0%
Fidelity Institutional Money Market Fund—Institutional Class	5.4%
Fannie Mae Pool, 4.00%, 07/01/41	4.4%
Private Export Funding Corp., 5.45%, 09/15/17	4.1%
Federal Home Loan Mortgage Corp., 0.60%, 12/06/13	3.4%
Freddie Mac Gold Pool, 3.50%, 01/01/41	3.4%
Farmer Mac Guaranteed Notes Trust 2007-1, 5.13%, 04/19/17	3.3%
Other Holdings	48.1%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Government Bond Fund

Collateralized Mortgage Obligations 11.1%

	Principal Amount	Market Value

Fannie Mae REMICS
Series 2003-64, Class HQ,
5.00%, 07/25/23	$6,000,000	$6,690,508
Series 1993-149, Class M,
7.00%, 08/25/23	1,864,040	2,124,489
Series 2005-109, Class AG,
5.50%, 04/25/24	12,486,462	12,920,701
Series 2005-40, Class YG,
5.00%, 05/25/25	22,962,015	25,333,313
Series 2003-66, Class AP,
3.50%, 11/25/32	760,857	790,163
Freddie Mac REMICS
Series 2468, Class TE,
5.50%, 07/15/17	2,244,719	2,411,926
Series 2517, Class BH,
5.50%, 10/15/17	4,032,476	4,341,637
Series 2509, Class LK,
5.50%, 10/15/17	6,347,662	6,835,236
Series 2985, Class JR,
4.50%, 06/15/25	22,000,000	24,015,009
Series 2751, Class ND,
5.00%, 04/15/29	5,478,599	5,506,587
Series 2922, Class GA,
5.50%, 05/15/34	5,746,877	6,304,278

Total Collateralized Mortgage Obligations (cost $90,197,291)		97,273,847

Sovereign Bond 6.7%
ISRAEL 6.7%
Israel Government AID Bond,
5.50%, 12/04/23	46,000,000	58,654,554

Total Sovereign Bond (cost $57,879,730)		58,654,554

U.S. Government Mortgage Backed Agencies 44.2%
Fannie Mae Pool
Pool# 555505 4.66%, 05/01/13	24,648,666	25,112,459
Pool# 360500 6.26%, 09/01/13	64,000,000	68,880,913
Pool# 383661 6.62%, 06/01/16	9,750,657	11,035,086
Pool# 462260 5.60%, 09/01/18	10,724,518	11,541,281
Pool# 874142 5.56%, 12/01/21	11,400,000	13,158,193
Pool# 995865 4.50%, 07/01/24	21,557,867	23,002,323
Pool# 745684 2.48%, 04/01/34 (a)	13,871,222	14,630,799

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool# 790760 2.33%, 09/01/34 (a)	$3,966,499	$4,182,453
Pool# 799144 4.66%, 04/01/35 (a)	2,224,453	2,347,818
Pool# 822705 4.85%, 04/01/35 (a)	2,644,981	2,793,092
Pool# 783609 4.88%, 05/01/35 (a)	5,364,695	5,669,235
Pool# 815217 4.88%, 05/01/35 (a)	2,705,759	2,861,314
Pool# 821377 5.30%, 05/01/35 (a)	3,673,427	3,906,826
Pool# 826181 4.84%, 07/01/35 (a)	11,502,124	12,149,286
Pool# 873932 6.31%, 08/01/36	7,939,989	9,579,437
Pool# 745866 2.29%, 09/01/36 (a)	14,140,168	14,935,197
Pool# AB3307 4.00%, 07/01/41	37,033,610	38,949,877
Freddie Mac Gold Pool
Pool# E02703 4.00%, 07/01/25	18,663,916	19,593,681
Pool# E02747 4.00%, 11/01/25	13,646,152	14,325,951
Pool# A96544 3.50%, 01/01/41	29,063,571	29,866,483
Freddie Mac Non Gold Pool
Pool# 847558 2.91%, 06/01/35 (a)	8,056,848	8,542,156
Pool# 1G2082 5.66%, 07/01/37 (a)	8,676,482	9,375,970
Ginnie Mae I Pool
Pool# 711052 3.50%, 12/15/24	361,758	386,217
Pool# 748484 3.50%, 08/15/25	1,301,919	1,389,942
Pool# 682492 3.50%, 10/15/25	3,055,802	3,262,406
Pool# 719433 3.50%, 10/15/25	1,815,381	1,938,120
Pool# 682497 3.50%, 11/15/25	3,171,177	3,385,581
Pool# 705178 3.50%, 11/15/25	1,401,535	1,496,293
Pool# 707690 3.50%, 11/15/25	967,064	1,032,447
Pool# 733504 3.50%, 11/15/25	4,131,031	4,410,331
Pool# 740930 3.50%, 11/15/25	994,293	1,061,517

12	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Ginnie Mae I Pool (continued)
Pool# 742371 3.50%, 11/15/25	$1,226,876	$1,309,826
Pool# 749618 3.50%, 11/15/25	4,225,777	4,511,483
Pool# 750403 3.50%, 11/15/25	858,415	916,453
Pool# 682502 3.50%, 12/15/25	2,915,584	3,112,707
Pool# 755650 3.50%, 12/15/25	13,277,844	14,175,563

Total U.S. Government Mortgage Backed Agencies (cost $372,705,809)		388,828,716

U.S. Government Sponsored & Agency Obligations 23.3%
Fannie Mae
0.85%, 09/12/14	25,000,000	24,963,750
2.25%, 03/15/16	50,000,000	52,410,500
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17 (b)	25,000,000	29,168,200
Federal Home Loan Bank
2.38%, 03/14/14	10,000,000	10,409,410
Federal Home Loan Mortgage Corp.
0.60%, 12/06/13	30,000,000	29,949,240
Lightship Tankers III LLC
6.50%, 06/14/24	5,825,000	7,170,167
Private Export Funding Corp.
5.45%, 09/15/17	30,000,000	36,346,830
2.25%, 12/15/17	13,000,000	13,574,665
U.S. Department of Housing and Urban Development
7.08%, 08/01/16	380,000	380,984

Total U.S. Government Sponsored & Agency Obligations (cost $197,464,815)		204,373,746

U.S. Treasury Bonds 9.2%
U.S. Treasury Bonds
6.00%, 02/15/26	12,000,000	17,295,000
3.13%, 11/15/41	61,000,000	63,907,016

Total U.S. Treasury Bonds (cost $79,857,643)		81,202,016

Mutual Fund 5.3%

	Shares	Market Value

Money Market Fund 5.3%
Fidelity Institutional Money Market Fund—Institutional Class, 0.23% (c)	46,994,993	$46,994,993

Total Mutual Fund (cost $46,994,993)		46,994,993

Total Investments (cost $845,100,281) (d)—99.8%		877,327,872
Other assets in excess of liabilities—0.2%		1,637,839

NET ASSETS—100.0%		$878,965,711

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $29,168,200 which represents 3.32% of net assets.

(c)	Represents 7-day effective yield as of December 31, 2011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AID	Agency for International Development

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Assets and Liabilities

December 31, 2011

NVIT Government Bond Fund
Assets:
Investments, at value (cost $845,100,281)	$877,327,872
Interest and dividends receivable	3,815,581
Receivable for investments sold	83,310
Receivable for capital shares issued	62,152
Prepaid expenses	1,978

Total Assets	881,290,893

Liabilities:
Payable for capital shares redeemed	1,746,342
Accrued expenses and other payables:
Investment advisory fees	358,405
Fund administration fees	25,761
Distribution fees	1,246
Administrative servicing fees	134,396
Accounting and transfer agent fees	3,572
Trustee fees	7,375
Custodian fees	5,319
Compliance program costs (Note 3)	739
Professional fees	20,315
Printing fees	19,866
Other	1,846

Total Liabilities	2,325,182

Net Assets	$878,965,711

Represented by:
Capital	$817,869,574
Accumulated undistributed net investment income	1,591,024
Accumulated net realized gains from investment transactions	27,277,522
Net unrealized appreciation/(depreciation) from investments	32,227,591

Net Assets	$878,965,711

Net Assets:
Class I Shares	$822,948,756
Class II Shares	5,860,810
Class III Shares	26,312,140
Class IV Shares	23,844,005

Total	$878,965,711

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	68,964,351
Class II Shares	492,754
Class III Shares	2,204,700
Class IV Shares	1,998,561

Total	73,660,366

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.93
Class II Shares	$11.89
Class III Shares	$11.93
Class IV Shares	$11.93

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$30,910,368
Dividend income	51,994
Other income	1,179

Total Income	30,963,541

EXPENSES:
Investment advisory fees	4,469,691
Fund administration fees	308,637
Distribution fees Class II Shares	16,729
Administrative servicing fees Class I Shares	1,304,651
Administrative servicing fees Class II Shares	10,038
Administrative servicing fees Class III Shares	38,141
Administrative servicing fees Class IV Shares	38,918
Professional fees	40,488
Printing fees	36,320
Trustee fees	34,132
Custodian fees	35,334
Accounting and transfer agent fees	195
Compliance program costs (Note 3)	3,474
Other	15,623

Total expenses before earnings credit	6,352,371

Earnings credit (Note 5)	(3)

Net Expenses	6,352,368

NET INVESTMENT INCOME	24,611,173

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	32,320,967
Net change in unrealized appreciation/(depreciation) from investments	8,725,454

Net realized/unrealized gains from investments	41,046,421

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$65,657,594

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statements of Changes in Net Assets

	NVIT Government Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$24,611,173	$33,839,836
Net realized gains from investment transactions	32,320,967	37,375,192
Net change in unrealized appreciation/(depreciation) from investments	8,725,454	(15,120,708)

Change in net assets resulting from operations	65,657,594	56,094,320

Distributions to Shareholders From:
Net investment income:
Class I	(25,269,026)	(30,710,401)
Class II	(171,235)	(241,552)
Class III	(770,363)	(784,283)
Class IV	(739,597)	(880,747)
Net realized gains:
Class I	(2,589,739)	(34,456,015)
Class II	(18,621)	(301,802)
Class III	(78,823)	(1,044,885)
Class IV	(72,820)	(1,055,773)

Change in net assets from shareholder distributions	(29,710,224)	(69,475,458)

Change in net assets from capital transactions	(135,314,080)	(198,162,485)

Change in net assets	(99,366,710)	(211,543,623)

Net Assets:
Beginning of year	978,332,421	1,189,876,044

End of year	$878,965,711	$978,332,421

Accumulated undistributed net investment income at end of year	$1,591,024	$2,215,622

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$97,185,556	$102,054,448
Dividends reinvested	27,858,765	65,166,416
Cost of shares redeemed	(250,213,755)	(366,218,163)

Total Class I	(125,169,434)	(198,997,299)

Class II Shares
Proceeds from shares issued	72,714	341,236
Dividends reinvested	189,856	543,354
Cost of shares redeemed	(2,608,823)	(3,370,229)

Total Class II	(2,346,253)	(2,485,639)

Class III Shares
Proceeds from shares issued	11,613,417	21,014,259
Dividends reinvested	849,186	1,829,168
Cost of shares redeemed	(14,709,439)	(17,037,662)

Total Class III	(2,246,836)	5,805,765

Class IV Shares
Proceeds from shares issued	1,817,933	2,953,588
Dividends reinvested	812,417	1,936,520
Cost of shares redeemed	(8,181,907)	(7,375,420)

Total Class IV	(5,551,557)	(2,485,312)

Change in net assets from capital transactions	$(135,314,080)	$(198,162,485)

16	Annual Report 2011

	NVIT Government Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	8,249,777	8,506,063
Reinvested	2,357,225	5,596,787
Redeemed	(21,249,779)	(30,380,705)

Total Class I Shares	(10,642,777)	(16,277,855)

Class II Shares
Issued	6,165	28,488
Reinvested	16,124	46,880
Redeemed	(224,105)	(281,027)

Total Class II Shares	(201,816)	(205,659)

Class III Shares
Issued	979,610	1,739,150
Reinvested	71,819	157,359
Redeemed	(1,255,468)	(1,414,619)

Total Class III Shares	(204,039)	481,890

Class IV Shares
Issued	154,957	245,886
Reinvested	68,793	166,470
Redeemed	(697,660)	(612,129)

Total Class IV Shares	(473,910)	(199,773)

Total change in shares	(11,522,542)	(16,201,397)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2011(c)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.25%	$822,948,756	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010(c)	$11.74	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.49	4.78%	$914,319,283	0.69%	3.01%	0.69%	98.86%
Year Ended December 31, 2009(c)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$1,125,363,950	0.71%	3.39%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.72%	$1,364,508,386	0.70%	4.24%	0.70%	55.58%
Year Ended December 31, 2007	$11.35	0.51	0.28	0.79	(0.51)	–	(0.51)	–	$11.63	7.16%	$1,235,739,182	0.72%	4.52%	0.72%	87.90%

Class II Shares
Year Ended December 31, 2011(c)	$11.45	0.28	0.52	0.80	(0.32)	(0.04)	(0.36)	–	$11.89	7.00%	$5,860,810	0.93%	2.42%	0.93%	87.44%
Year Ended December 31, 2010(c)	$11.70	0.33	0.19	0.52	(0.32)	(0.45)	(0.77)	–	$11.45	4.52%	$7,951,647	0.94%	2.77%	0.94%	98.86%
Year Ended December 31, 2009(c)	$11.97	0.37	(0.08)	0.29	(0.38)	(0.18)	(0.56)	–	$11.70	2.43%	$10,532,918	0.96%	3.14%	0.96%	65.87%
Year Ended December 31, 2008	$11.59	0.47	0.38	0.85	(0.47)	–	(0.47)	–	$11.97	7.48%	$13,057,446	0.94%	4.00%	0.94%	55.58%
Year Ended December 31, 2007	$11.32	0.49	0.26	0.75	(0.48)	–	(0.48)	–	$11.59	6.91%	$14,013,343	0.97%	4.27%	0.97%	87.90%

Class III Shares
Year Ended December 31, 2011(c)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.26%	$26,312,140	0.68%	2.64%	0.68%	87.44%
Year Ended December 31, 2010(c)	$11.74	0.36	0.20	0.56	(0.36)	(0.45)	(0.81)	–	$11.49	4.79%	$27,670,204	0.68%	2.98%	0.68%	98.86%
Year Ended December 31, 2009(c)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$22,621,617	0.71%	3.41%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.73%	$20,106,128	0.69%	4.25%	0.69%	55.58%
Year Ended December 31, 2007	$11.35	0.49	0.30	0.79	(0.51)	–	(0.51)	–	$11.63	7.15%	$18,582,814	0.73%	4.51%	0.73%	87.90%

Class IV Shares
Year Ended December 31, 2011(c)	$11.48	0.31	0.53	0.84	(0.35)	(0.04)	(0.39)	–	$11.93	7.35%	$23,844,005	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010(c)	$11.73	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.48	4.78%	$28,391,287	0.69%	3.00%	0.69%	98.86%
Year Ended December 31, 2009(c)	$12.00	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.73	2.69%	$31,357,559	0.71%	3.40%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.37	0.87	(0.50)	–	(0.50)	–	$12.00	7.62%	$33,626,583	0.71%	4.23%	0.71%	55.58%
Year Ended December 31, 2007	$11.35	0.52	0.27	0.79	(0.51)	–	(0.51)	–	$11.63	7.26%	$35,461,651	0.70%	4.53%	0.71%	87.90%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered of open-end management investment companies are valued at net asset

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$97,273,847	$—	$97,273,847
Mutual Fund	46,994,993	—	—	46,994,993
Sovereign Bond	—	58,654,554	—	58,654,554
U.S. Government Mortgage Backed
Agencies	—	388,828,716	—	388,828,716
U.S. Government Sponsored &
Agency Obligations	—	204,373,746	—	204,373,746
U.S. Treasury Bonds	—	81,202,016	—	81,202,016
Total	$46,994,993	$830,332,879	$—	$877,327,872
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

20	Annual Report 2011

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to paydown losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions relates to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.50%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.45%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.40%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $1,454,247 for the year ended December 31, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $3,474.

22	Annual Report 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2011, NFS received $1,391,748 in Administrative Services fees from the Fund.

4.  Redemption Fees

A separate account that redeems shares on behalf of a variable insurance or variable annuity contract owner (“contract owner”) may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $30,967.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $34,075.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $783,932,255 and sales of $945,341,162 (excluding short-term securities).

For the year ended December 31, 2011, the Fund had purchases of $464,331,000 and sales of $593,391,498 of U.S. Government Securities.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$29,710,224	$—	$29,710,224	$—	$29,710,224

Amounts designated as “—” are zero or have been rounded to zero.

24	Annual Report 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$49,415,022	$20,060,436	$69,475,458	$—	$69,475,458

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
$20,860,075	$8,008,471	$28,868,546	$—	$—	$32,227,591	$61,096,137

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$845,100,281	$32,403,814	$(176,223)	$32,227,591

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Government Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Government Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

26	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	27

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Annual Report 2011

NVIT Income Bond Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statement of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

24	Report of Independent Registered Public Accounting Firm

25	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms

N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-IB (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The Fund is used in connection with certain guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, and is designed, as part of a specialized asset transfer program, to reduce a contract owner’s exposure to equity investments when such exposure exceeds the amount permitted under his or her variable annuity contract.

The Fund is a nondiversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

The Fund is a fund of funds that invests in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying fund allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) investment-grade and high-yield bonds, (ii) short-term instruments, (iii) mortgage-backed and asset-backed securities, (iv) commercial paper and (v) international securities.

Some of the Fund’s underlying funds seek to match the performance of an index. These underlying funds generally do not attempt to hedge against market declines, and therefore may fall in value more than other mutual funds in the event of a general market decline.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return

4	Annual Report 2011

performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index comprising publicly issued medium and larger issues of U.S. government, investment-grade corporate, and international dollar-denominated bonds with a maturity of between one and three years.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

2011 Annual Report	5

Important Disclosures (Continued)

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is

the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Income Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the period from the Fund’s inception on March 28, 2011, through December 31, 2011, the NVIT Income Bond Fund (Class II at NAV) returned 4.19%. For the period from April 1, 2011, through December 31, 2011, the Fund’s composite benchmark, which consists of 60% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 40% BARCAP U.S. 1-3 Year Government/Credit Bond Index, returned 4.97%. For broader comparison, the average return for the Fund’s closest Lipper peer category of Intermediate Investment Grade Debt Funds (consisting of 93 funds as of December 31, 2011) was 4.88% for the nine months ended December 31, 2011.

What areas of investment provided the most positive relative returns for the Fund?

The underlying investments that contributed the most to relative Fund returns for the reporting period were the NVIT Bond Index Fund and the NVIT Core Bond Fund (with target allocations of 29% and 27%, respectively), which gained 7.56% and 6.75%, respectively.

All of the sectors within the BARCAP Index (the benchmark for both NVIT Funds referenced in the previous paragraph) posted positive returns for the reporting period. The top-performing sector in the

BARCAP Index was corporate bonds, which returned 8.35%, followed by U.S. Treasury securities, which returned 7.84% and mortgage-backed securities, which returned 6.23%. Overall, these sectors benefited from strong returns during the period as investors sought the relative safety and defensive nature of high-quality, low volatility issues.

What areas of investment detracted from Fund performance?

None of four underlying investments in the Fund performed negatively on a relative basis during the reporting period. However, the Vanguard Short-Term Bond Exchange Traded Fund (with a target allocation of 12%) gained 2.84%, contributing the least to the Fund’s overall relative performance during the reporting period when compared to the benchmark. During the reporting period, short-term bonds did not perform as strongly as intermediate-term bonds (which comprised the two highest contributing investments). In addition, the Vanguard Short-Term Bond Exchange Traded Fund was the smallest underlying Fund allocation.

Adviser:

Nationwide Fund Advisors

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT Income Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

Inception[2]
Class II	4.19%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2011.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	9.89%	1.00%
*	Current effective prospectus dated March 14, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Income Bond Fund since inception versus performance of the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(a), the BARCAP U.S. 1-3 Year Government/Credit Bond Index(b) and the Consumer Price Index (CPI)(c) since 4/1/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 60% BARCAP U.S. Aggregate Bond Index and 40% BARCAP Government Credit 1-3 Year Index.

(b)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(c)	The BARCAP U.S. 1-3 Year Government/Credit Bond Index is an unmanaged index comprising publicly issued medium and larger issues of U.S. government, investment-grade corporate, and international dollar-denominated bonds with a maturity of between one and three years.

(d)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a market of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Income Bond Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	1,025.30	2.30	0.45
	Hypothetical[c]	1,000.00	1,022.94	2.29	0.45

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Income Bond Fund
December 31, 2011

Asset Allocation
Fixed Income Funds	101.4%
Liabilities in excess of other assets	(1.4)%

100.0%

Top Holdings †
NVIT Short-Term Bond Fund, Class Y	31.0%
NVIT Bond Index Fund, Class Y	29.8%
NVIT Core Bond Fund, Class Y	27.4%
Vanguard Short-Term Bond Index Fund, ETF Shares	11.8%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Income Bond Fund

Mutual Funds 89.5%

	Shares	Market Value

Fixed Income Funds 89.5%
NVIT Bond Index Fund, Class Y (a)	28,991	$314,557
NVIT Core Bond Fund, Class Y (a)	26,609	289,768
NVIT Short-Term Bond Fund, Class Y (a)	31,718	327,652

Total Mutual Funds (cost $909,752)		931,977

Exchange Traded Fund 11.9%
Fixed Income Fund 11.9%
Vanguard Short -Term Bond Index Fund, ETF Shares	1,536	124,170

Total Exchange Traded Fund (cost $123,354)		124,170

Total Investments (cost $1,033,106) (b)—101.4%		1,056,147

Liabilities in excess of other assets—(1.4)%		(14,717)

NET ASSETS—100.0%		$1,041,430

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Income Bond Fund
Assets:
Investments in affiliates, at value (cost $909,752)	$931,977
Investments in non-affiliates, at value (cost $123,354)	124,170

Total Investments	1,056,147

Cash	4,597
Dividends receivable	180

Total Assets	1,060,924

Liabilities:
Payable for investments purchased	162
Accrued expenses and other payables:
Investment advisory fees	6,731
Fund administration fees	3,422
Distribution fees	220
Accounting and transfer agent fees	119
Trustee fees	23
Custodian fees	13
Compliance program costs (Note 3)	1
Professional fees	4,204
Printing fees	4,015
Other	584

Total Liabilities	19,494

Net Assets	$1,041,430

Represented by:
Capital	$1,017,292
Accumulated undistributed net investment income	32
Accumulated net realized gains from investment transactions	1,065
Net unrealized appreciation/(depreciation) from investments in affiliates	22,225
Net unrealized appreciation/(depreciation) from investments in non-affiliates	816

Net Assets	$1,041,430

Net Assets:
Class II Shares	$1,041,430

Total	$1,041,430

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	101,751

Total	101,751

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.24

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Period Ended December 31, 2011(a)

NVIT Income Bond Fund
INVESTMENT INCOME:
Dividend income from affiliates	$18,837
Dividend income from non-affiliates	1,923

Total Income	20,760

EXPENSES:
Investment advisory fees	3,844
Fund administration fees	3,591
Distribution fees Class II Shares	1,961
Professional fees	11,547
Printing fees	7,843
Trustee fees	39
Custodian fees	25
Accounting and transfer agent fees	149
Compliance program costs (Note 3)	5
Other	887

Total expenses before earnings credit and expenses reimbursed	29,891

Earnings credit (Note 5)	(3)
Expenses reimbursed by adviser (Note 3)	(26,358)

Net Expenses	3,530

NET INVESTMENT INCOME	17,230

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	549
Net realized gain distributions from non-affiliates	574
Net realized gains from investment transactions with non-affiliates	36

Net realized gains from affiliated and non-affiliated investments	1,159

Net change in unrealized appreciation/(depreciation) from investments in affiliates	22,225
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	816

Net change in unrealized appreciation/(depreciation) from investments	23,041

Net realized/unrealized gains from affiliated and non-affiliated investments	24,200

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$41,430

(a)	For the period from March 28, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Changes in Net Assets

NVIT Income Bond Fund
Period ended December 31, 2011(a)
Operations:
Net investment income	$17,230
Net realized gains from investment transactions	1,159
Net change in unrealized appreciation/(depreciation) from investments	23,041

Change in net assets resulting from operations	41,430

Distributions to Shareholders From:
Net investment income:
Class II	(17,895)

Change in net assets from shareholder distributions	(17,895)

Change in net assets from capital transactions	1,017,895

Change in net assets	1,041,430

Net Assets:
Beginning of period	–

End of period	$1,041,430

Accumulated undistributed net investment income at end of period	$32

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$1,000,000
Dividends reinvested	17,895
Cost of shares redeemed	–

Total Class II	1,017,895

Change in net assets from capital transactions	$1,017,895

SHARE TRANSACTIONS:
Class II Shares
Issued	100,000
Reinvested	1,751
Redeemed	–

Total Class II Shares	101,751

Total change in shares	101,751

Amounts designated as "—" are zero or have been rounded to zero.

(a)	For the period from March 28, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Income Bond Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2011(d)(e)	$10.00	0.17	0.25	0.42	(0.18)	(0.18)	$10.24	4.19%	$1,041,430	0.45%	2.20%	3.81%	3.18%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from March 28, 2011 (commencement of operations) through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Income Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on March 28, 2011.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the affiliated Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Trust’s Board of Trustees (the “Board of Trustees”), and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$124,170	$—	$—	$124,170
Mutual Funds	931,977	—	—	931,977
Total	$1,056,147	$—	$—	$1,056,147
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

18	Annual Report 2011

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital gain dividends received from affiliated Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period ended 2011 is subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.49%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.20% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2011(a)	Total
$26,358	$26,358
(a)	For the period from March 28, 2011 (commencement of operations) through December 31, 2011.

During the period ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a

20	Annual Report 2011

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended December 31, 2011, the Fund’s portion of such costs amounted to $5.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended December 31, 2011, NFS received no Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the period from March 28, 2011 (commencement of operations) through December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT Bond Index Fund, Class Y	$—	$308,594	$8,490	$6,688	$296	$314,557
NVIT Core Bond Fund, Class Y	—	288,691	7,904	7,606	233	289,768
NVIT Short Term Bond Fund, Class Y	—	377,681	9,368	4,543	20	327,652

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the period ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.   Investment Transactions

For the period ended December 31, 2011, the Fund had purchases of $1,061,851 and sales of $29,903 (excluding short-term securities).

7.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

22	Annual Report 2011

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1) The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2) For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$17,895	$—	$17,895	$—	$17,895

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
$617	$480	$1,097	$—	$—	$23,041	$24,138

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,033,106	$23,810	$(769)	$23,041

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Income Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Income Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the period March 25, 2011 (commencement of operations) through December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

24	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],[2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	25

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1],[2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	27

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Annual Report 2011

NVIT International Equity Fund

(formerly, Gartmore NVIT International Equity Fund)

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

31	Report of Independent Registered Public Accounting Firm

32	Supplemental Information

33	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-IE (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify the best of the best in managing investments in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line

2011 Annual Report	1

Message to Shareholders (Continued)

of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

2	Annual Report 2011

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site, nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

The Fund is subject to risks associated with investing in small companies and mid-sized companies.

Growth funds may underperform other funds that use different investing styles.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-

4	Annual Report 2011

grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI All Country World excluding U.S. IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to

2011 Annual Report	5

Important Disclosures (Continued)

pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2)% and Nationwide Mutual Fire Insurance Company (4.8)%, each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Invesco Advisers, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Invesco Advisers, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT International Equity Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT International Equity Fund (Class I at NAV) registered (9.76)% versus (13.71)% for its benchmark, the MSCI All Country World excluding U.S. IndexSM. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of International Growth Funds (consisting of 108 funds as of December 31, 2011) was (13.42)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The strongest contributors to relative Fund performance were the consumer discretionary sector and the consumer staples sector.

The top individual contributors to relative Fund performance were Imperial Tobacco Group PLC and NEXT plc. Imperial Tobacco Group, a British-based cigarette manufacturer, benefited as investors shifted their capital away from riskier investments into safer investment vehicles during the reporting period.

NEXT plc, a United Kingdom-based retailer, was resilient even as consumers spent less on clothing. The company’s “Directory” (online and catalog) business continued to exhibit good growth rates, which more than offset a modest decline in store sales.

Relative Fund performance also was helped by the Fund’s underweight position in certain holdings, such as banking group HSBC Holdings plc. This helped relative Fund performance as these holdings underperformed the Fund’s benchmark index during the period.

In addition, from a geographic perspective, the Fund held an underweight position in Japan relative to the Fund’s benchmark index. This underweight in Japan was the largest contributor to relative Fund outperformance.

What areas of investment detracted from Fund performance?

The largest detractors from relative Fund performance for the reporting period were the telecommunications services sector and the energy sector.

The three most significant detractors from relative Fund performance were Industrial and Commercial Bank of China Ltd. (ICBC), systems integration and consulting services provider Cap Gemini S.A. and Russian natural gas producer OAO Gazprom. ICBC was hurt by the global sell-off in financial stocks, which was exacerbated by an increased risk associated with the company’s region and the asset quality.

France-based Cap Gemini, an information technology services leader, suffered during the reporting period due to the effect of global economic weakness on business confidence and spending. OAO Gazprom was hurt as a result of an overall sell-off of energy stocks during the reporting period.

Subadviser:

Invesco Advisers, Inc.

Portfolio Managers:

Shuxin Cao, CFA; Matthew Dennis, CFA; Jason Holzer, CFA; Mark Jason; and Clas Olsson

2011 Annual Report	7

Fund Performance	NVIT International Equity Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	(9.76)%	(1.88)%	6.35%
Class III[2]	(9.76)%	(1.88)%	6.36%
Class VI	(10.00)%	(2.03)%	6.27%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of Class III shares (May 2, 2002) and Class VI shares (May 1, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class III and Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. The annual returns of Class VI shares have been restated to reflect the additional fees applicable to the class and therefore are lower than Class I shares. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.

Expense Ratios

Expense Ratio*
Class I	1.13%
Class III	1.13%
Class VI	1.38%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT International Equity Fund versus performance of the MSCI All Country World ex U.S. Index(a), and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI All Country World ex U.S. Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in companies in all countries except the United States.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT International Equity Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	870.50	5.80	1.23
	Hypothetical	[b]	1,000.00	1,019.02	6.26	1.23
Class III Shares	Actual		1,000.00	869.60	5.84	1.24
	Hypothetical	[b]	1,000.00	1,018.98	6.31	1.24
Class VI Shares	Actual		1,000.00	869.50	7.02	1.49
	Hypothetical	[b]	1,000.00	1,017.68	7.58	1.49

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT International Equity Fund
December 31, 2011

Asset Allocation
Common Stocks	90.9%
Mutual Fund	7.0%
Preferred Stock	1.0%
Other assets in excess of liabilities	1.1%

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	8.9%
Pharmaceuticals	8.5%
Commercial Banks	6.2%
Media	5.2%
Food Products	4.3%
Wireless Telecommunication Services	3.9%
Tobacco	3.8%
Beverages	3.3%
Auto Components	2.8%
Electrical Equipment	2.8%
Other Industries	50.3%

100.0%

Top Holdings †
Fidelity Institutional Money Market Fund—Institutional Class	7.1%
Compass Group PLC	2.3%
Imperial Tobacco Group PLC	2.1%
Anheuser-Busch InBev NV	2.0%
Canon, Inc.	1.8%
Teva Pharmaceutical Industries Ltd.	1.8%
Yamada Denki Co., Ltd.	1.8%
Banco Bradesco SA	1.7%
Novartis AG	1.7%
British American Tobacco PLC	1.7%
Other Holdings	76.0%

100.0%

Top Countries †
United Kingdom	17.3%
Japan	9.3%
Switzerland	9.0%
United States	7.1%
France	6.3%
Germany	6.0%
Canada	5.9%
Australia	5.9%
Netherlands	4.4%
Mexico	3.5%
Other Countries	25.3%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT International Equity Fund

Common Stocks 90.9%

	Shares	Market Value

AUSTRALIA 5.8%
Biotechnology 0.8%
CSL Ltd.	24,262	$791,010

Commercial Services & Supplies 1.4%
Brambles Ltd.	189,800	1,385,779

Energy Equipment & Services 1.4%
WorleyParsons Ltd.	51,281	1,342,852

Insurance 0.8%
QBE Insurance Group Ltd.	59,333	785,236

Metals & Mining 1.4%
BHP Billiton Ltd.	38,563	1,361,222

		5,666,099

BELGIUM 1.9%
Beverages 1.9%
Anheuser-Busch InBev NV	30,676	1,872,257

BRAZIL 2.5%
Commercial Banks 1.7%
Banco Bradesco SA, ADR	99,816	1,664,931

Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA—Preference Shares, ADR	30,974	727,579

		2,392,510

CANADA 5.9%
Chemicals 0.8%
Agrium, Inc.	11,185	750,754

Insurance 0.9%
Fairfax Financial Holdings Ltd.	2,131	914,128

Oil, Gas & Consumable Fuels 3.3%
Canadian Natural Resources Ltd.	21,451	803,294
Cenovus Energy, Inc.	27,142	901,314
Suncor Energy, Inc.	50,840	1,466,188

		3,170,796

Road & Rail 0.9%
Canadian National Railway Co.	10,953	861,726

		5,697,404

CHINA 1.2%
Commercial Banks 1.2%
Industrial & Commercial Bank of China, H Shares	1,962,260	1,159,022

DENMARK 1.5%
Pharmaceuticals 1.5%
Novo Nordisk AS, Class B	12,654	1,453,732

Common Stocks (continued)

	Shares	Market Value

FRANCE 6.3%
Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	8,864	$522,278

Commercial Banks 0.8%
BNP Paribas SA	18,532	721,625

Electrical Equipment 0.6%
Schneider Electric SA	10,711	559,985

Food Products 1.2%
Danone SA	19,176	1,203,341

Information Technology Services 0.7%
Cap Gemini SA	21,953	682,523

Media 1.2%
Eutelsat Communications	16,678	649,623
Publicis Groupe SA	10,843	497,631

		1,147,254

Oil, Gas & Consumable Fuels 0.7%
Total SA	12,730	649,585

Personal Products 0.6%
L’Oreal SA	5,922	616,775

		6,103,366

GERMANY 4.9%
Automobiles 0.3%
Bayerische Motoren Werke AG	4,695	313,852

Health Care Providers & Services 1.2%
Fresenius Medical Care AG & Co. KGaA	17,005	1,155,051

Pharmaceuticals 0.5%
Bayer AG REG	7,606	485,745

Software 1.5%
SAP AG	27,049	1,430,666

Textiles, Apparel & Luxury Goods 1.4%
Adidas AG	21,358	1,387,695

		4,773,009

HONG KONG 2.3%
Industrial Conglomerates 1.2%
Hutchison Whampoa Ltd.	134,000	1,118,209

Wireless Telecommunication Services 1.1%
China Mobile Ltd.	113,500	1,102,719

		2,220,928

INDIA 0.9%
Information Technology Services 0.9%
Infosys Ltd.	16,287	847,704

IRELAND 1.7%
Media 0.8%
WPP PLC	77,131	808,892

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Pharmaceuticals 0.9%
Shire PLC	25,473	$885,291

		1,694,183

ISRAEL 1.7%
Pharmaceuticals 1.7%
Teva Pharmaceutical Industries Ltd., ADR	41,787	1,686,523

JAPAN 9.2%
Auto Components 1.1%
Denso Corp.	39,300	1,079,604

Automobiles 1.1%
Toyota Motor Corp.	31,100	1,028,387

Electrical Equipment 1.1%
Nidec Corp.	12,100	1,050,594

Electronic Equipment, Instruments & Components 0.9%
Keyence Corp.	3,800	915,951

Machinery 1.5%
FANUC Corp.	5,900	899,940
Komatsu Ltd.	24,700	575,953

		1,475,893

Office Electronics 1.8%
Canon, Inc.	38,600	1,698,683

Specialty Retail 1.7%
Yamada Denki Co., Ltd.	24,750	1,685,951

		8,935,063

MEXICO 3.5%
Beverages 1.3%
Fomento Economico Mexicano SAB de CV, ADR	17,897	1,247,600

Media 0.9%
Grupo Televisa SA, ADR	42,843	902,274

Wireless Telecommunication Services 1.3%
America Movil SAB de CV Series L, ADR	53,209	1,202,523

		3,352,397

NETHERLANDS 4.4%
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	11,806	140,930

Food & Staples Retailing 1.1%
Koninklijke Ahold NV	75,979	1,021,203

Food Products 1.4%
Unilever NV, CVA	38,417	1,320,913

Oil, Gas & Consumable Fuels 1.5%
Royal Dutch Shell PLC, Class B	39,096	1,487,129

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Wireless Telecommunication Services 0.3%
VimpelCom Ltd., ADR	30,721	$290,928

		4,261,103

RUSSIA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Gazprom OAO, ADR	84,118	896,188

SINGAPORE 2.4%
Commercial Banks 1.1%
United Overseas Bank Ltd.	87,000	1,023,863

Industrial Conglomerates 1.3%
Keppel Corp., Ltd.	175,900	1,259,064

		2,282,927

SOUTH KOREA 2.5%
Auto Components 1.2%
Hyundai Mobis*	4,595	1,167,461

Internet Software & Services 1.3%
NHN Corp.*	6,740	1,235,275

		2,402,736

SPAIN 0.5%
Information Technology Services 0.5%
Amadeus IT Holding SA, Class A	32,431	523,702

SWEDEN 3.0%
Commercial Banks 0.9%
Swedbank AB	65,844	849,691

Communications Equipment 1.1%
Telefonaktiebolaget LM Ericsson, Class B	108,517	1,100,429

Diversified Financial Services 0.5%
Kinnevik Investment AB, Class B	24,243	471,199

Machinery 0.5%
Volvo AB, Class B	46,423	505,732

		2,927,051

SWITZERLAND 8.9%
Capital Markets 1.1%
Julius Baer Group Ltd.*	26,291	1,024,098

Chemicals 1.4%
Syngenta AG REG*	4,674	1,373,457

Electrical Equipment 1.1%
ABB Ltd. REG*	57,731	1,084,550

Food Products 1.6%
Nestle SA REG	26,804	1,539,180

Media 0.8%
Informa PLC	140,045	785,204

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Pharmaceuticals 2.9%
Novartis AG REG	28,853	$1,647,307
Roche Holding AG	7,099	1,200,571

		2,847,878

		8,654,367

TAIWAN 1.3%
Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	521,000	1,301,770

TURKEY 0.6%
Commercial Banks 0.6%
Akbank TAS	192,050	608,614

UNITED KINGDOM 17.1%
Food & Staples Retailing 1.3%
Tesco PLC	206,673	1,293,120

Health Care Equipment & Supplies 0.9%
Smith & Nephew PLC	93,512	907,522

Hotels, Restaurants & Leisure 2.3%
Compass Group PLC	233,991	2,220,286

Independent Power Producers & Energy Traders 0.7%
International Power PLC	131,624	688,258

Media 1.4%
Reed Elsevier PLC	172,546	1,389,015

Multiline Retail 1.3%
Next PLC	29,314	1,243,624

Multi-Utilities 0.9%
Centrica PLC	194,752	874,729

Oil, Gas & Consumable Fuels 1.6%
BG Group PLC	74,214	1,585,481

Pharmaceuticals 0.8%
GlaxoSmithKline PLC	35,184	801,700

Specialty Retail 0.9%
Kingfisher PLC	232,848	904,847

Tobacco 3.8%
British American Tobacco PLC	33,448	1,586,786
Imperial Tobacco Group PLC	54,364	2,057,162

		3,643,948

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	395,834	1,103,628

		16,656,158

Total Common Stocks (cost $96,551,359)		88,368,813

Preferred Stock 1.0%

	Shares	Market Value

GERMANY 1.0%
Automobiles 1.0%
Volkswagen AG	6,435	$962,106

Total Preferred Stock (cost $1,177,349)		962,106

Mutual Fund 7.0%

	Shares	Market Value

Money Market Fund 7.0%
Fidelity Institutional Money Market Fund—Institutional Class, 0.23% (a)	6,834,563	$6,834,563

Total Mutual Fund (cost $6,834,563)		6,834,563

Total Investments (cost $104,563,271) (b)—98.9%		96,165,482
Other assets in excess of liabilities—1.1%		1,115,571

NET ASSETS—100.0%		$97,281,053

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

TAS	Joint Stock Company

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT International Equity Fund
Assets:
Investments, at value (cost $104,563,271)	$96,165,482
Foreign currencies, at value (cost $259,577)	261,027
Dividends receivable	127,806
Receivable for investments sold	1,947,160
Receivable for capital shares issued	161,353
Reclaims receivable	235,466
Prepaid expenses	210

Total Assets	98,898,504

Liabilities:
Payable for investments purchased	1,401,443
Payable for capital shares redeemed	97,947
Cash overdraft (Note 2)	3,010
Accrued expenses and other payables:
Investment advisory fees	66,472
Fund administration fees	8,942
Distribution fees	5,514
Administrative servicing fees	13,636
Accounting and transfer agent fees	1,107
Trustee fees	856
Deferred capital gain country tax	469
Custodian fees	550
Compliance program costs (Note 3)	67
Professional fees	7,805
Printing fees	9,569
Other	64

Total Liabilities	1,617,451

Net Assets	$97,281,053

Represented by:
Capital	$116,288,193
Accumulated undistributed net investment income	4,241
Accumulated net realized losses from investment and foreign currency transactions	(10,627,229)
Net unrealized appreciation/(depreciation) from investments	(8,397,789)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	13,637

Net Assets	$97,281,053

Net Assets:
Class I Shares	$16,018,649
Class III Shares	55,315,066
Class VI Shares	25,947,338

Total	$97,281,053

2011 Annual Report	15

Statement of Assets and Liabilities (Continued)

NVIT International Equity Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,002,406
Class III Shares	6,905,094
Class VI Shares	3,252,457

Total	12,159,957

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.00
Class III Shares	$8.01
Class VI Shares	$7.98

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$2,607,675
Other income	159
Foreign tax withholding	(143,587)

Total Income	2,464,247

EXPENSES:
Investment advisory fees	817,741
Fund administration fees	105,421
Distribution fees Class VI Shares	63,921
Administrative servicing fees Class I Shares	21,922
Administrative servicing fees Class III Shares	93,133
Administrative servicing fees Class VI Shares	38,353
Professional fees	73,139
Printing fees	36,278
Trustee fees	3,543
Custodian fees	5,551
Accounting and transfer agent fees	2,459
Compliance program costs (Note 3)	274
Other	5,054

Total expenses before earnings credit	1,266,789

Earnings credit (Note 5)	(70)

Net Expenses	1,266,719

NET INVESTMENT INCOME	1,197,528

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	13,852,897
Net realized losses from foreign currency transactions (Note 2)	(152,376)

Net realized gains from investment and foreign currency transactions	13,700,521

Net change in unrealized appreciation/(depreciation) from investments††,†††	(25,790,250)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(29,416)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(25,819,666)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(12,119,145)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,921,617)

†	Net of capital gain country taxes of $140,128.
††	Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $153,230.
†††	Includes unrealized depreciation of $640,903 from merger (Note 9)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statements of Changes in Net Assets

	NVIT International Equity Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$1,197,528	$1,203,787
Net realized gains from investment and foreign currency transactions	13,700,521	4,249,349
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(25,819,666)	6,257,255

Change in net assets resulting from operations	(10,921,617)	11,710,391

Distributions to Shareholders From:
Net investment income:
Class I	(199,895)	(86,239)
Class III	(790,025)	(610,483)
Class VI	(300,815)	(184,218)

Change in net assets from shareholder distributions	(1,290,735)	(880,940)

Change in net assets from capital transactions	9,625,214	(11,387,698)

Change in net assets	(2,587,138)	(558,247)

Net Assets:
Beginning of year	99,868,191	100,426,438

End of year	$97,281,053	$99,868,191

Accumulated undistributed net investment income at end of year	$4,241	$190,664

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,485,040	$2,597,525
Proceeds from shares issued from merger (Note 9)	10,256,751	–
Dividends reinvested	199,895	86,239
Cost of shares redeemed	(9,887,280)	(3,529,947)

Total Class I	9,054,406	(846,183)

Class III Shares
Proceeds from shares issued	3,590,259	3,978,610
Proceeds from shares issued from merger (Note 9)	6,754,556	–
Dividends reinvested	790,025	610,483
Cost of shares redeemed	(15,692,763)	(15,858,280)

Total Class III	(4,557,923)	(11,269,187)

Class VI Shares
Proceeds from shares issued	8,053,992	7,597,904
Proceeds from shares issued from merger (Note 9)	2,641,899	–
Dividends reinvested	300,815	184,218
Cost of shares redeemed	(5,867,975)	(7,054,450)

Total Class VI	5,128,731	727,672

Change in net assets from capital transactions	$9,625,214	$(11,387,698)

18	Annual Report 2011

	NVIT International Equity Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	931,115	324,358
Issued in merger (Note 9)	1,149,022	–
Reinvested	24,618	9,805
Redeemed	(1,147,006)	(454,354)

Total Class I Shares	957,749	(120,191)

Class III Shares
Issued	411,752	504,801
Issued in merger (Note 9)	755,728	–
Reinvested	95,899	69,310
Redeemed	(1,787,613)	(1,994,011)

Total Class III Shares	(524,234)	(1,419,900)

Class VI Shares
Issued	937,244	983,501
Issued in merger (Note 9)	296,928	–
Reinvested	36,791	20,816
Redeemed	(669,331)	(864,124)

Total Class VI Shares	601,632	140,193

Total change in shares	1,035,147	(1,399,898)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Equity Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$8.97	0.09	(0.95)	(0.86)	(0.11)	–	–	(0.11)	–	$8.00	(9.76)%	$16,018,649	1.18%	1.01%	1.18%	113.73%	(f)
Year Ended December 31, 2010(e)	$8.01	0.11	0.93	1.04	(0.08)	–	–	(0.08)	–	$8.97	13.29%	$9,374,971	1.11%	1.37%	1.11%	81.29%
Year Ended December 31, 2009(e)	$6.25	0.08	1.75	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.01	29.72%	$9,333,669	1.13%	1.17%	1.13%	330.92%
Year Ended December 31, 2008	$14.06	0.14	(6.09)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.25	(46.06)%	$9,856,592	1.23%	1.31%	1.23%	139.07%
Year Ended December 31, 2007	$12.07	0.04	3.10	3.14	(0.05)	(1.10)	–	(1.15)	–	$14.06	27.15%	$22,903,021	1.29%	0.30%	1.29%	151.60%

Class III Shares
Year Ended December 31, 2011(e)	$8.99	0.11	(0.98)	(0.87)	(0.11)	–	–	(0.11)	–	$8.01	(9.76)%	$55,315,066	1.17%	1.28%	1.17%	113.73%	(f)
Year Ended December 31, 2010(e)	$8.02	0.11	0.94	1.05	(0.08)	–	–	(0.08)	–	$8.99	13.27%	$66,763,599	1.11%	1.36%	1.11%	81.29%
Year Ended December 31, 2009(e)	$6.26	0.07	1.76	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.02	29.67%	$71,006,135	1.13%	0.99%	1.13%	330.92%
Year Ended December 31, 2008	$14.07	0.15	(6.10)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.26	(46.04)%	$40,987,136	1.27%	1.32%	1.27%	139.07%
Year Ended December 31, 2007	$12.08	0.06	3.09	3.15	(0.06)	(1.10)	–	(1.16)	–	$14.07	27.15%	$106,245,421	1.25%	0.38%	1.25%	151.60%

Class VI Shares
Year Ended December 31, 2011(e)	$8.95	0.09	(0.96)	(0.87)	(0.10)	–	–	(0.10)	–	$7.98	(10.00)%	$25,947,338	1.43%	0.99%	1.43%	113.73%	(f)
Year Ended December 31, 2010(e)	$8.00	0.08	0.94	1.02	(0.07)	–	–	(0.07)	–	$8.95	13.00%	$23,729,621	1.36%	1.00%	1.36%	81.29%
Year Ended December 31, 2009(e)	$6.25	0.03	1.79	1.82	(0.06)	–	(0.01)	(0.07)	–	$8.00	29.45%	$20,086,634	1.34%	0.44%	1.34%	330.92%
Period Ended December 31, 2008(g)	$13.81	0.07	(5.79)	(5.72)	(0.13)	(1.71)	–	(1.84)	–	$6.25	(44.92)%	$3,031,438	1.44%	0.76%	1.44%	139.07%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and /or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.
(g)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT International Equity Fund (formerly, Gartmore NVIT International Equity Fund) (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22	Annual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$2,769,343	$—	$2,769,343
Automobiles	—	1,342,239	—	1,342,239
Beverages	1,247,600	1,872,257	—	3,119,857
Biotechnology	—	791,010	—	791,010
Capital Markets	—	1,024,098	—	1,024,098
Chemicals	750,754	1,373,457	—	2,124,211
Commercial Banks	1,664,931	4,362,815	—	6,027,746
Commercial Services & Supplies	—	1,385,779	—	1,385,779
Communications Equipment	—	1,100,429	—	1,100,429
Diversified Financial Services	—	471,199	—	471,199
Diversified Telecommunication Services	—	140,930	—	140,930
Electrical Equipment	—	2,695,129	—	2,695,129
Electronic Equipment, Instruments & Components	—	915,951	—	915,951
Energy Equipment & Services	—	1,342,852	—	1,342,852
Food & Staples Retailing	—	2,314,323	—	2,314,323
Food Products	—	4,063,434	—	4,063,434
Health Care Equipment & Supplies	—	907,522	—	907,522
Health Care Providers & Services	—	1,155,051	—	1,155,051
Hotels, Restaurants & Leisure	—	2,220,287	—	2,220,287
Independent Power Producers & Energy Traders	—	688,257	—	688,257
Industrial Conglomerates	—	2,377,273	—	2,377,273
Information Technology Services	—	2,053,929	—	2,053,929
Insurance	914,128	785,236	—	1,699,364
Internet Software & Services	—	1,235,275	—	1,235,275
Machinery	—	1,981,625	—	1,981,625
Media	902,274	4,130,365	—	5,032,639
Metals & Mining	—	1,361,222	—	1,361,222
Multiline Retail	—	1,243,624	—	1,243,624
Multi-Utilities	—	874,729	—	874,729
Office Electronics	—	1,698,683	—	1,698,683
Oil, Gas & Consumable Fuels	3,898,375	4,618,383	—	8,516,758
Personal Products	—	616,775	—	616,775
Pharmaceuticals	1,686,523	6,474,346	—	8,160,869
Road & Rail	861,726	—	—	861,726
Semiconductors & Semiconductor Equipment	—	1,301,770	—	1,301,770
Software	—	1,430,666	—	1,430,666
Specialty Retail	—	2,590,798	—	2,590,798
Textiles, Apparel & Luxury Goods	—	1,387,695	—	1,387,695
Tobacco	—	3,643,948	—	3,643,948
Wireless Telecommunication Services	1,493,451	2,206,347	—	3,699,798
Total Common Stocks	$13,419,762	$74,949,051	$—	$88,368,813
Mutual Fund	6,834,563	—	—	6,834,563
Preferred Stock*	—	962,106	—	962,106
Total	$20,254,325	$75,911,157	$—	$96,165,482

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of December 31, 2011, the Fund had an overdrawn balance of $3,010 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, capital loss carryforwards acquired from target fund, reclass of India and Thailand foreign capital gain taxes, and distributions in excess of current earnings. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

24	Annual Report 2011

understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. Beginning March 18, 2011, NFA has selected Invesco Advisers, Inc. (“Invesco”) (the “Subadviser”) as subadviser for the Fund. Prior to March 18, 2011, Gartmore Global Partners was the subadviser for the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to $2 billion	0.75%
$2 billion and more	0.70%

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the subadvisers $408,870 for the year ended December 31, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $274.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class VI shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class III, and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $153,408 in Administrative Services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash

26	Annual Report 2011

flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $19,256.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $16,810.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $110,518,491 and sales of $126,209,142 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Merger

At close of business on June 24, 2011, the Fund acquired all of the net assets of NVIT Worldwide Leaders Fund, a series of the Trust, pursuant to a plan of reorganization approved by (i) the Board of Trustees at a meeting held on March 11, 2011, and (ii) shareholders of NVIT Worldwide Leaders Fund at a meeting held on June 20, 2011. The purpose of the reorganization was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganization was accomplished by a tax free exchange of 2,201,678 shares of the Fund, valued at $19,653,206, for the assets of NVIT Worldwide Leaders Fund. The investment portfolio of NVIT Worldwide Leaders Fund, with a fair value and identified cost of $18,822,979 and $18,185,421, respectively at June 24, 2011, was the principal asset acquired by the Fund. The net assets of the Fund immediately before the acquisition were $97,308,881. The combined net assets of the Fund immediately following the acquisition were $116,962,087. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair current values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following pro forma information for the period ended December 31, 2011 is provided as though the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund:

—	Net investment income/loss $566,288;

—	Net gain/loss on investments $15,755,988;

—	Net change in unrealized appreciation/depreciation $28,304,310; and

—	Net increase/decrease in net assets resulting from operations $(11,982,034).

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Worldwide Leaders Fund that have been included in the Fund’s Statement of Operations since June 24, 2011.

10.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding

28	Annual Report 2011

fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,290,735	$—	$1,290,735	$—	$1,290,735

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$880,940	$—	$880,940	$—	$880,940

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(10,192,381)	$(8,814,759)	$(19,007,140)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$104,998,119	$2,817,902	$(11,650,539)	$(8,832,637)

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following tables represent capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$8,221,789	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $6,745,139 to offset capital gains.

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carry forwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merged fund.

Acquired Fund	Amount	Expires
NVIT Worldwide Leaders Fund	$1,970,592	2016

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards as the successor of a merged fund of $7,323,293 to offset capital gains.

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

30	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT International Equity Fund (formerly Gartmore NVIT International Equity Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	31

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $2,586,134 or $0.2127 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $154,376 or $0.0127 per outstanding share.

32	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

34	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	35

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

36	Annual Report 2011

NVIT International Index Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

31	Statement of Assets and Liabilities

33	Statement of Operations

34	Statements of Changes in Net Assets

36	Financial Highlights

37	Notes to Financial Statements

49	Report of Independent Registered Public Accounting Firm

50	Supplemental Information

51	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-INTX (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line

2011 Annual Report	1

Message to Shareholders (Continued)

of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73%), and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18%). In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14%), and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42%).

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we

2	Annual Report 2011

urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line.

We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund seeks to match the performance of an index.

Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions.

Investments in the Fund are subject to stock market risk.

The Fund also is subject to risks associated with investing in foreign securities.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

The Fund is indexed to an MSCI index. The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Prospectus contains a more detailed description of the limited relationship MSCI has with Nationwide and the Nationwide Funds.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

2011 Annual Report	5

Important Disclosures (Continued)

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation.

All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of BlackRock Investment Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of BlackRock Investment Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT International Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT International Index Fund (Class Y at NAV) registered (12.44%) versus (12.14%) for its benchmark, the MSCI EAFE® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of International Core Funds (consisting of 131 funds as of December 31, 2011) was (13.07%) for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Three of the 10 sectors within the Fund’s benchmark, the MSCI EAFE Index (the Index), reported positive returns during the reporting period. The strongest-performing sectors were health care, which returned 5.63%; consumer staples, which returned 4.14%; and energy, which returned 1.01% for the reporting period.

What areas of investment detracted from Fund performance?

Seven of the 10 sectors within the Index posted negative performance during the reporting period. The weakest-performing sectors were materials, which registered (22.69%); financials, which registered (21.55%); and utilities, which registered (18.99%) for the reporting period.

What was the impact of investments in derivatives on Fund performance?

The Fund holds U.S. Commodity Futures Trading Commission (CFTC) approved futures contracts that are used solely to invest the Fund’s cash flows, ensuring that the Fund remains fully invested. These derivatives are not used in any speculative or arbitrage capacity. These derivatives had minimal impact on Fund performance, given the dollar amount of derivatives relative to the Fund’s net assets.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA; Edward Corallo; Jennifer Hsui, CFA; and Creighton Jue, CFA

2011 Annual Report	7

Fund Performance	NVIT International Index Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	Inception[2]
Class II	(12.72)%	(5.56)%	(3.38)%
Class IV	(12.72)%	(5.54)%	(3.37)%
Class VIII	(12.85)%	(5.61)%	(3.45)%
Class Y	(12.44)%	(5.17)%	(2.98)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of May 1, 2006.

Expense Ratios

Expense Ratio*
Class II	0.74%
Class VI	0.74%
Class VIII	0.89%
Class Y	0.34%
*	Current effective prospectus dated May 1, 2011.
Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT International Index Fund since inception versus performance of the MSCI EAFE®(a) and the Consumer Price Index (CPI)(b) since 5/1/06. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT International Index Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class II Shares	Actual	1,000.00	828.80	3.32	0.72
	Hypothetical[b]	1,000.00	1,021.58	3.67	0.72
Class VI Shares	Actual	1,000.00	828.70	3.32	0.72
	Hypothetical[b]	1,000.00	1,021.58	3.67	0.72
Class VIII Shares	Actual	1,000.00	828.00	4.01	0.87
	Hypothetical[b]	1,000.00	1,020.82	4.43	0.87
Class Y Shares	Actual	1,000.00	829.90	1.48	0.32
	Hypothetical[b]	1,000.00	1,023.59	1.63	0.32

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT International Index Fund

Asset Allocation
Common Stocks	98.5%
Repurchase Agreement	4.0%
Preferred Stocks	0.5%
Mutual Fund	0.2%
Liabilities in excess of other assets	(3.2%)

100.0%

Top Industries †
Commercial Banks	10.8%
Pharmaceuticals	8.2%
Oil, Gas & Consumable Fuels	7.9%
Metals & Mining	5.3%
Insurance	4.1%
Food Products	4.0%
Diversified Telecommunication Services	3.5%
Chemicals	3.5%
Automobiles	3.1%
Machinery	2.6%
Other Industries*	47.0%

100.0%

Top Holdings †
Nestle SA REG	1.9%
Vodafone Group PLC	1.4%
HSBC Holdings PLC	1.4%
BP PLC	1.4%
Novartis AG REG	1.4%
Royal Dutch Shell PLC, Class A	1.3%
Roche Holding AG	1.2%
GlaxoSmithKline PLC	1.2%
BHP Billiton Ltd.	1.2%
Total SA	1.1%
Other Holdings*	86.5%

100.0%

Top Countries †
Japan	20.7%
United Kingdom	19.0%
Switzerland	8.7%
France	8.3%
Australia	8.2%
Germany	7.4%
Netherlands	4.9%
Spain	3.1%
Sweden	2.9%
Hong Kong	2.6%
Other Countries*	14.2%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT International Index Fund

Common Stocks 98.5%

	Shares	Market Value

AUSTRALIA 8.5%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	95,029	$409,175

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	236,076

Beverages 0.1%
Coca-Cola Amatil Ltd.	82,949	974,610

Biotechnology 0.2%
CSL Ltd.	76,240	2,485,639

Capital Markets 0.1%
Macquarie Group Ltd. (a)	50,686	1,230,811

Chemicals 0.2%
Incitec Pivot Ltd.	240,703	764,133
Orica Ltd.	52,697	1,303,936

		2,068,069

Commercial Banks 2.6%
Australia & New Zealand Banking Group Ltd.	381,023	7,980,487
Bendigo and Adelaide Bank Ltd.	51,918	424,931
Commonwealth Bank of Australia	225,889	11,346,722
National Australia Bank Ltd.	319,066	7,600,644
Westpac Banking Corp. (a)	439,227	8,966,484

		36,319,268

Commercial Services & Supplies 0.1%
Brambles Ltd.	214,883	1,568,917

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	21,201	412,135

Construction Materials 0.0%†
Boral Ltd. (a)	102,193	375,248

Containers & Packaging 0.1%
Amcor Ltd.	178,176	1,311,666

Diversified Financial Services 0.1%
ASX Ltd.	25,804	805,463

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	631,203	2,146,736

Electric Utilities 0.0%†
SP AusNet (a)	221,317	212,384

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	28,596	748,819

Food & Staples Retailing 0.7%
Metcash Ltd. (a)	109,018	449,502
Wesfarmers Ltd.	145,899	4,395,025
Woolworths Ltd.	176,469	4,529,672

		9,374,199

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd. (a)	7,945	504,596

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. (a)	18,390	361,955

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd.	55,075	$634,808

		996,763

Hotels, Restaurants & Leisure 0.1%
Crown Ltd. (a)	68,863	568,031
Echo Entertainment Group Ltd.*	97,227	356,513
TABCORP Holdings Ltd.	103,073	287,111
Tatts Group Ltd. (a)	185,187	461,619

		1,673,274

Information Technology Services 0.0%†
Computershare Ltd. (a)	62,237	508,726

Insurance 0.5%
AMP Ltd. (a)	408,044	1,695,670
Insurance Australia Group Ltd.	304,313	927,071
QBE Insurance Group Ltd. (a)	158,546	2,098,260
Suncorp Group Ltd. (a)	186,730	1,596,006

		6,317,007

Media 0.0%†
Fairfax Media Ltd. (a)	318,085	234,327

Metals & Mining 1.9%
Alumina Ltd.	341,642	391,132
BHP Billiton Ltd.	465,831	16,443,205
Fortescue Metals Group Ltd. (a)	182,904	800,115
Iluka Resources Ltd.	61,000	966,181
Lynas Corp., Ltd.* (a)	241,943	258,516
Newcrest Mining Ltd.	110,989	3,382,402
OneSteel Ltd.	174,929	125,070
OZ Minerals Ltd. (a)	45,341	463,805
Rio Tinto Ltd. (a)	63,336	3,904,612

		26,735,038

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	78,522	146,583

Multi-Utilities 0.1%
AGL Energy Ltd.	67,172	982,849

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	20,072	241,018
Origin Energy Ltd.	154,365	2,105,013
Santos Ltd.	136,615	1,709,678
Woodside Petroleum Ltd.	91,917	2,877,286

		6,932,995

Professional Services 0.0%†
Campbell Brothers Ltd. (a)	10,082	504,852

Real Estate Investment Trusts (REITs) 0.6%
CFS Retail Property Trust (a)	258,413	444,959
Dexus Property Group	723,047	612,756
Goodman Group	1,048,657	609,723
GPT Group	246,940	773,978
Mirvac Group	510,426	614,979

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) (continued)
Stockland	345,743	$1,129,471
Westfield Group	317,326	2,531,750
Westfield Retail Trust	421,890	1,075,186

		7,792,802

Real Estate Management & Development 0.0%†
Lend Lease Group	81,239	594,912

Road & Rail 0.1%
Asciano Ltd.	145,031	666,469
QR National Ltd. (a)	249,664	872,142

		1,538,611

Transportation Infrastructure 0.1%
Sydney Airport	50,860	138,241
Transurban Group (a)	189,126	1,086,237

		1,224,478

		117,367,028

AUSTRIA 0.2%
Commercial Banks 0.1%
Erste Group Bank AG	26,474	464,735
Raiffeisen Bank International AG (a)	7,039	182,209

		646,944

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	46,517	556,499

Electric Utilities 0.0%†
Verbund AG (a)	9,942	266,598

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,886	232,479

Metals & Mining 0.0%†
Voestalpine AG	15,384	431,025

Oil, Gas & Consumable Fuels 0.1%
OMV AG	24,201	733,097

Real Estate Investment Trusts (REITs) 0.0%
Immoeast AG* (b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	131,576	394,357

		3,260,999

BELGIUM 0.9%
Beverages 0.5%
Anheuser-Busch InBev NV	116,243	7,094,690

Chemicals 0.1%
Solvay SA	8,828	724,737
Umicore SA	16,926	695,184

		1,419,921

Commercial Banks 0.0%†
KBC Groep NV	24,045	300,653

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,926	$793,372

Diversified Telecommunication Services 0.1%
Belgacom SA (a)	22,632	708,145

Electrical Equipment 0.0%†
NV Bekaert SA (a)	6,180	197,351

Food & Staples Retailing 0.1%
Colruyt SA (a)	10,603	400,570
Delhaize Group SA	14,949	837,937

		1,238,507

Insurance 0.0%†
Ageas	309,770	478,574

Pharmaceuticals 0.0%†
UCB SA	15,073	632,360

Wireless Telecommunication Services 0.0%†
Mobistar SA	4,384	228,859

		13,092,432

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	47,393	1,580,512

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.* (a)	303,926	195,448

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	307,200	215,006

		410,454

DENMARK 1.0%
Beverages 0.1%
Carlsberg AS, Class B	15,596	1,098,170

Chemicals 0.1%
Novozymes AS, Class B	33,601	1,035,179

Commercial Banks 0.1%
Danske Bank AS*	95,087	1,201,517

Diversified Telecommunication Services 0.0%†
TDC A/S	52,134	417,509

Electrical Equipment 0.0%†
Vestas Wind Systems AS*	28,520	306,736

Health Care Equipment & Supplies 0.1%
Coloplast AS, Class B	3,188	457,476
William Demant Holding AS*	3,362	278,853

		736,329

Insurance 0.0%†
Tryg AS	3,314	183,575

Marine 0.1%
AP Moller — Maersk AS, Class A	77	478,268

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Marine (continued)
AP Moller — Maersk AS, Class B	194	$1,276,069

		1,754,337

Pharmaceuticals 0.5%
Novo Nordisk AS, Class B	61,716	7,090,133

Road & Rail 0.0%†
DSV AS	28,561	510,385

		14,333,870

FINLAND 0.8%
Auto Components 0.1%
Nokian Renkaat OYJ	15,408	494,710

Communications Equipment 0.2%
Nokia OYJ	543,222	2,618,776

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	21,480	208,136

Diversified Telecommunication Services 0.0%†
Elisa OYJ (a)	19,793	412,109

Electric Utilities 0.1%
Fortum OYJ	64,290	1,369,251

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	10,035	336,396

Insurance 0.1%
Sampo OYJ, Class A	60,815	1,504,324

Machinery 0.2%
Kone OYJ, Class B	22,532	1,166,490
Metso OYJ	19,002	701,802
Wartsila OYJ Abp	24,844	714,581

		2,582,873

Media 0.0%†
Sanoma OYJ (a)	11,041	126,363

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	19,994	201,087

Paper & Forest Products 0.1%
Stora Enso OYJ	81,451	485,114
UPM-Kymmene OYJ	76,827	841,921

		1,327,035

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,386	260,094

		11,441,154

FRANCE 8.5%
Aerospace & Defense 0.1%
Safran SA	24,713	739,069
Thales SA	15,262	480,397

		1,219,466

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Auto Components 0.1%
Cie Generale des Etablissements Michelin, Class B	26,140	$1,540,201

Automobiles 0.1%
Peugeot SA (a)	21,299	331,803
Renault SA	28,082	969,765

		1,301,568

Beverages 0.2%
Pernod-Ricard SA	28,801	2,665,789

Building Products 0.2%
Compagnie de Saint-Gobain	58,305	2,228,751

Chemicals 0.4%
Air Liquide SA	41,070	5,071,225
Arkema SA	7,749	544,513

		5,615,738

Commercial Banks 0.6%
BNP Paribas SA	140,165	5,457,944
Credit Agricole SA	145,468	815,025
Natixis	137,637	343,930
Societe Generale SA	95,812	2,115,109

		8,732,008

Commercial Services & Supplies 0.1%
Edenred	22,139	543,070
Societe BIC SA	4,079	360,860

		903,930

Communications Equipment 0.0%†
Alcatel-Lucent* (a)	337,991	525,245

Construction & Engineering 0.3%
Bouygues SA (a)	27,727	872,034
Eiffage SA (a)	6,025	145,163
Vinci SA	65,462	2,849,460

		3,866,657

Construction Materials 0.1%
Imerys SA	5,294	242,815
Lafarge SA	29,311	1,026,097

		1,268,912

Diversified Financial Services 0.0%†
Eurazeo	4,562	161,708

Diversified Telecommunication Services 0.6%
France Telecom SA	268,890	4,208,572
Iliad SA (a)	2,688	330,845
Vivendi SA	180,973	3,950,554

		8,489,971

Electric Utilities 0.1%
EDF SA	35,317	856,961

Electrical Equipment 0.4%
Alstom SA	30,274	914,574

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electrical Equipment (continued)
Legrand SA	32,487	$1,040,581
Schneider Electric SA	71,002	3,712,080

		5,667,235

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	20,194	468,743
Technip SA	14,327	1,343,155

		1,811,898

Food & Staples Retailing 0.2%
Carrefour SA	83,872	1,908,237
Casino Guichard Perrachon SA	7,759	652,453

		2,560,690

Food Products 0.4%
Danone SA	84,658	5,312,497

Health Care Equipment & Supplies 0.1%
Cie Generale d’Optique Essilor International SA	29,146	2,054,548

Hotels, Restaurants & Leisure 0.1%
Accor SA	20,649	520,386
Sodexo	13,755	984,471

		1,504,857

Industrial Conglomerates 0.0%†
Wendel SA	4,800	318,629

Information Technology Services 0.1%
AtoS	7,046	307,834
Cap Gemini SA	21,962	682,802

		990,636

Insurance 0.3%
AXA SA	252,508	3,263,971
CNP Assurances	22,723	281,285
SCOR SE	25,383	591,859

		4,137,115

Machinery 0.1%
Vallourec SA	16,449	1,062,554

Media 0.2%
Eutelsat Communications SA	13,868	540,171
JC Decaux SA*	9,562	219,542
Lagardere SCA	16,523	435,007
Publicis Groupe SA	20,951	961,529
Societe Television Francaise 1	18,544	180,385

		2,336,634

Multiline Retail 0.1%
PPR	11,052	1,577,554

Multi-Utilities 0.4%
GDF Suez	179,487	4,877,222
Suez Environnement Co.	41,170	472,999
Veolia Environnement SA (a)	52,951	580,147

		5,930,368

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Office Electronics 0.0%†
Neopost SA	4,809	$323,399

Oil, Gas & Consumable Fuels 1.1%
Total SA (a)	307,644	15,698,422

Personal Products 0.3%
L'Oreal SA	34,820	3,626,494

Pharmaceuticals 0.9%
Sanofi	166,177	12,147,155

Professional Services 0.0%†
Bureau Veritas SA	7,649	555,588

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	4,002	256,039
Gecina SA	3,341	279,996
ICADE (a)	3,272	256,396
Klepierre	14,603	414,917
Unibail-Rodamco SE	13,303	2,380,881

		3,588,229

Software 0.0%†
Dassault Systemes SA	8,974	716,867

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	7,966	940,289
LVMH Moet Hennessy Louis Vuitton SA	36,827	5,187,622

		6,127,911

Transportation Infrastructure 0.1%
Aeroports de Paris	4,970	339,979
Groupe Eurotunnel SA REG	79,848	541,713

		881,692

		118,307,877

GERMANY 7.3%
Air Freight & Logistics 0.1%
Deutsche Post AG REG	122,643	1,885,543

Airlines 0.0%†
Deutsche Lufthansa AG REG	32,057	381,304

Auto Components 0.1%
Continental AG*	11,825	734,314

Automobiles 0.7%
Bayerische Motoren Werke AG	47,998	3,208,577
Daimler AG REG	131,348	5,754,161
Volkswagen AG	4,131	553,039

		9,515,777

Capital Markets 0.4%
Deutsche Bank AG REG	134,840	5,110,557

Chemicals 1.1%
BASF SE	133,097	9,265,999
K+S AG REG	25,183	1,135,797
Lanxess AG	12,430	641,969
Linde AG	24,706	3,671,619

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Chemicals (continued)
Wacker Chemie AG (a)	2,041	$163,944

		14,879,328

Commercial Banks 0.1%
Commerzbank AG* (a)	511,151	860,318

Construction & Engineering 0.0%†
Hochtief AG (a)	5,963	344,304

Construction Materials 0.1%
HeidelbergCement AG	20,658	874,959

Diversified Financial Services 0.1%
Deutsche Boerse AG*	28,319	1,482,154

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	407,180	4,670,714

Electric Utilities 0.4%
E.ON AG	261,071	5,626,118

Food & Staples Retailing 0.1%
Metro AG	18,336	668,588

Food Products 0.0%†
Suedzucker AG	9,578	305,114

Health Care Providers & Services 0.3%
Celesio AG	12,373	195,715
Fresenius Medical Care AG & Co. KGaA	30,252	2,054,842
Fresenius SE & Co. KGaA	16,471	1,523,105

		3,773,662

Household Products 0.1%
Henkel AG & Co. KGaA	19,019	920,153

Industrial Conglomerates 0.8%
Siemens AG REG	119,259	11,410,206

Insurance 0.7%
Allianz SE REG	65,889	6,292,674
Hannover Rueckversicherung AG REG	8,469	419,645
Muenchener Rueckversicherungs AG REG	25,979	3,183,537

		9,895,856

Internet Software & Services 0.0%†
United Internet AG REG (a)	16,485	293,849

Machinery 0.1%
GEA Group AG	25,872	730,391
MAN SE	9,368	832,104

		1,562,495

Media 0.1%
Axel Springer AG (a)	6,187	265,502
Kabel Deutschland Holding AG*	13,394	679,015

		944,517

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Metals & Mining 0.1%
Salzgitter AG	5,752	$286,894
ThyssenKrupp AG	56,057	1,286,101

		1,572,995

Multi—Utilities 0.2%
RWE AG (a)	70,787	2,484,864

Personal Products 0.1%
Beiersdorf AG	14,824	840,061

Pharmaceuticals 0.6%
Bayer AG REG	119,926	7,658,885
Merck KGaA	9,445	940,573

		8,599,458

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	157,454	1,182,561

Software 0.5%
SAP AG	133,417	7,056,644

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	30,319	1,969,919

Trading Companies & Distributors 0.0%†
Brenntag AG	4,687	435,854

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,144	252,803

		100,534,989

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	25,655	439,953

Commercial Banks 0.0%†
National Bank of Greece SA*	133,858	276,712

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	40,860	151,779

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	32,603	286,917

		1,155,361

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	206,639	805,529

HONG KONG 2.7%
Airlines 0.0%†
Cathay Pacific Airways Ltd. (a)	179,000	306,056

Commercial Banks 0.3%
Bank of East Asia Ltd. (a)	227,140	857,062
BOC Hong Kong Holdings Ltd.	538,500	1,270,670
Hang Seng Bank Ltd. (a)	111,300	1,318,394
Wing Hang Bank Ltd.	27,500	224,987

		3,671,113

16	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Distributors 0.1%
Li & Fung Ltd.	823,600	$1,517,583

Diversified Financial Services 0.2%
First Pacific Co.	292,000	302,977
Hong Kong Exchanges and Clearing Ltd. (a)	148,900	2,369,297

		2,672,274

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	560,000	192,153

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	70,000	409,279
CLP Holdings Ltd.	279,000	2,370,349
Power Assets Holdings Ltd.	201,000	1,486,200

		4,265,828

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	688,077	1,593,154

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.*	174,000	316,296
Shangri-La Asia Ltd.	206,833	356,289
SJM Holdings Ltd.	231,000	374,856

		1,047,441

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	309,000	2,578,555
NWS Holdings Ltd.	189,500	278,629

		2,857,184

Insurance 0.3%
AIA Group Ltd.	1,223,200	3,807,727

Marine 0.0%†
Orient Overseas International Ltd.	29,000	168,585

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd. (a)	77,899	171,464

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	326,500	1,200,767

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	201,000	2,384,340
Hang Lung Group Ltd. (a)	131,000	716,921
Hang Lung Properties Ltd. (a)	358,000	1,016,213
Henderson Land Development Co., Ltd.	141,000	698,479
Hopewell Holdings Ltd. (a)	75,511	192,881
Hysan Development Co., Ltd.	92,000	301,259
Kerry Properties Ltd.	104,500	345,304
New World Development Co., Ltd.	514,195	412,866
Sino Land Co., Ltd. (a)	407,000	578,359
Sun Hung Kai Properties Ltd.	205,000	2,561,868
Swire Pacific Ltd., Class A	105,000	1,265,097

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Real Estate Management & Development (continued)
Wharf Holdings Ltd.	221,500	$998,450
Wheelock & Co., Ltd.	128,000	316,506

		11,788,543

Road & Rail 0.1%
MTR Corp.	215,000	694,839

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	29,800	333,767

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	105,500	332,920

Trading Companies & Distributors 0.0%†
Noble Group Ltd. (a)	581,945	505,627

		37,127,025

IRELAND 0.8%
Airlines 0.0%†
Ryanair Holdings PLC, ADR*	8,822	120,086

Commercial Banks 0.0%
Irish Bank Resolution Corp., Ltd.* (b)	62,537	0

Construction Materials 0.2%
CRH PLC	103,801	2,054,946
James Hardie Industries SE, CDI (a)	61,226	426,845

		2,481,791

Food Products 0.1%
Kerry Group PLC, Class A	20,769	760,291

Media 0.1%
WPP PLC	183,101	1,920,226

Pharmaceuticals 0.3%
Elan Corp. PLC*	72,919	1,010,837
Shire PLC	81,513	2,832,911

		3,843,748

Professional Services 0.1%
Experian PLC	145,261	1,974,468

		11,100,610

ISRAEL 0.7%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,235	133,200

Chemicals 0.1%
Israel Chemicals Ltd.	64,924	676,144
Israel Corp., Ltd. (The)	346	216,696

		892,840

Commercial Banks 0.1%
Bank Hapoalim BM	157,333	514,478
Bank Leumi Le-Israel BM	175,763	504,738
Israel Discount Bank Ltd., Class A*	127,673	171,366
Mizrahi Tefahot Bank Ltd.	16,479	130,855

		1,321,437

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Diversified Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	263,239	$483,047

Industrial Conglomerates 0.0%†
Delek Group Ltd.	589	111,122

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	136,140	5,495,574

Software 0.0%†
NICE Systems Ltd.*	8,823	303,242

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	8,725	146,373
Partner Communications Co., Ltd.	11,065	98,264

		244,637

		8,985,099

ITALY 2.2%
Aerospace & Defense 0.0%†
Finmeccanica SpA (a)	56,661	208,631

Auto Components 0.0%†
Pirelli & C SpA	34,398	288,351

Automobiles 0.1%
Fiat SpA (a)	107,087	488,755

Capital Markets 0.0%†
Mediobanca SpA	72,338	415,200

Commercial Banks 0.4%
Banca Carige SpA (a)	97,151	185,592
Banca Monte dei Paschi di Siena SpA (a)	723,865	235,088
Banco Popolare Societa Cooperativa (a)	246,904	318,529
Intesa Sanpaolo SpA	1,457,288	2,427,136
Intesa Sanpaolo SpA-RSP	147,115	182,482
UniCredit SpA (a)	196,263	1,618,804
Unione di Banche Italiane SCPA (a)	120,581	492,176

		5,459,807

Diversified Financial Services 0.0%†
Exor SpA	10,296	206,419

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,359,103	1,452,691
Telecom Italia SpA-RSP	889,255	795,713

		2,248,404

Electric Utilities 0.3%
Enel SpA	955,921	3,877,918
Terna Rete Elettrica Nazionale SpA	168,847	568,230

		4,446,148

Electrical Equipment 0.0%†
Prysmian SpA	28,551	352,769

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Energy Equipment & Services 0.1%
Saipem SpA	38,336	$1,621,758

Gas Utilities 0.1%
Snam Rete Gas SpA	234,554	1,033,101

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA	17,175	166,957

Independent Power Producers & Energy Traders 0.1%
Enel Green Power SpA	245,011	510,591

Insurance 0.2%
Assicurazioni Generali SpA (a)	169,870	2,549,975

Machinery 0.1%
Fiat Industrial SpA*	111,441	949,412

Media 0.0%†
Mediaset SpA	101,681	280,471

Multi-Utilities 0.0%†
A2A SpA (a)	137,390	128,750

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	348,633	7,187,988

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	16,338	456,847

Transportation Infrastructure 0.1%
Atlantia SpA (a)	46,629	744,263

		29,744,597

JAPAN 21.4%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	58,600	986,278

Airlines 0.0%†
All Nippon Airways Co., Ltd. (a)	117,000	326,923

Auto Components 0.5%
Aisin Seiki Co., Ltd.	27,100	768,018
Bridgestone Corp.	94,400	2,137,988
Denso Corp.	70,500	1,936,695
Koito Manufacturing Co., Ltd.	15,000	209,662
NGK Spark Plug Co., Ltd.	23,000	284,255
NHK Spring Co., Ltd.	21,000	185,604
NOK Corp.	15,100	257,593
Stanley Electric Co., Ltd.	20,300	297,489
Sumitomo Rubber Industries Ltd.	23,900	286,999
Toyoda Gosei Co., Ltd.	8,600	136,198
Toyota Boshoku Corp.	9,900	103,061
Toyota Industries Corp.	26,700	722,388

		7,325,950

Automobiles 2.0%
Daihatsu Motor Co., Ltd.	27,000	480,136
Fuji Heavy Industries Ltd.	82,000	491,821
Honda Motor Co., Ltd. (a)	236,400	7,200,957
Isuzu Motors Ltd.	175,000	805,620
Mazda Motor Corp.* (a)	211,900	372,579

18	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Automobiles (continued)
Mitsubishi Motors Corp.*	578,000	$681,080
Nissan Motor Co., Ltd.	360,700	3,230,102
Suzuki Motor Corp.	49,300	1,015,091
Toyota Motor Corp.	399,900	13,223,541
Yamaha Motor Co., Ltd.	39,200	495,789

		27,996,716

Beverages 0.2%
Asahi Group Holdings Ltd. (a)	56,300	1,235,047
Coca-Cola West Co., Ltd.	8,200	142,111
Kirin Holdings Co., Ltd.	119,000	1,445,938

		2,823,096

Building Products 0.2%
Asahi Glass Co., Ltd.	146,000	1,220,545
Daikin Industries Ltd.	34,300	936,291
JS Group Corp.	38,700	741,720
Nippon Sheet Glass Co., Ltd.	128,000	238,551
TOTO Ltd.	41,000	316,480

		3,453,587

Capital Markets 0.2%
Daiwa Securities Group, Inc.	245,400	763,035
Nomura Holdings, Inc.	528,100	1,589,970
SBI Holdings, Inc.	3,139	229,164

		2,582,169

Chemicals 1.0%
Air Water, Inc.	22,000	279,225
Asahi Kasei Corp.	185,000	1,114,904
Daicel Corp.	41,000	249,038
Denki Kagaku Kogyo KK	73,000	269,008
Hitachi Chemical Co., Ltd.	16,200	283,577
JSR Corp.	25,100	462,598
Kaneka Corp.	44,000	233,490
Kansai Paint Co., Ltd.	32,000	285,012
Kuraray Co., Ltd.	51,100	725,194
Mitsubishi Chemical Holdings Corp.	198,500	1,087,866
Mitsubishi Gas Chemical Co., Inc.	55,000	304,976
Mitsui Chemicals, Inc.	114,000	346,141
Nitto Denko Corp.	24,200	860,804
Shin-Etsu Chemical Co., Ltd.	59,400	2,917,716
Showa Denko KK	210,000	423,826
Sumitomo Chemical Co., Ltd.	233,000	845,979
Taiyo Nippon Sanso Corp.	37,000	257,306
Teijin Ltd.	131,000	401,911
Toray Industries, Inc.	212,000	1,516,782
Tosoh Corp.	80,000	212,591
Ube Industries Ltd.	141,000	385,395

		13,463,339

Commercial Banks 2.0%
Aozora Bank Ltd.	78,000	214,614
Bank of Kyoto Ltd. (The)	47,000	404,091

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Commercial Banks (continued)
Bank of Yokohama Ltd. (The)	182,000	$858,674
Chiba Bank Ltd. (The)	108,000	694,368
Chugoku Bank Ltd. (The)	26,000	361,788
Fukuoka Financial Group, Inc.	108,000	452,503
Gunma Bank Ltd. (The)	54,000	296,066
Hachijuni Bank Ltd. (The)	60,000	341,809
Hiroshima Bank Ltd. (The)	75,000	347,868
Hokuhoku Financial Group, Inc.	178,000	346,108
Iyo Bank Ltd. (The)	35,000	344,891
Joyo Bank Ltd. (The)	91,000	401,594
Mitsubishi UFJ Financial Group, Inc.	1,847,567	7,821,641
Mizuho Financial Group, Inc.	3,307,924	4,479,291
Nishi-Nippon City Bank Ltd. (The)	102,000	292,579
Resona Holdings, Inc.	274,000	1,206,151
Seven Bank Ltd.	89,400	174,949
Shinsei Bank Ltd.	193,000	199,555
Shizuoka Bank Ltd. (The)	85,000	894,223
Sumitomo Mitsui Financial Group, Inc.	194,753	5,401,042
Sumitomo Mitsui Trust Holdings, Inc.	452,400	1,326,680
Suruga Bank Ltd.	25,000	223,135
Yamaguchi Financial Group, Inc.	33,000	314,450

		27,398,070

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	83,000	796,784
Secom Co., Ltd.	30,500	1,402,521
Toppan Printing Co., Ltd.	84,000	616,692

		2,815,997

Computers & Peripherals 0.3%
Fujitsu Ltd.	270,000	1,399,935
NEC Corp.*	365,000	738,721
Seiko Epson Corp.	18,800	248,489
Toshiba Corp.	584,000	2,383,326

		4,770,471

Construction & Engineering 0.2%
Chiyoda Corp.	23,000	233,516
JGC Corp.	31,000	744,269
Kajima Corp.	124,000	380,556
Kinden Corp.	19,000	160,172
Obayashi Corp.	91,000	404,638
Shimizu Corp.	83,000	348,843
Taisei Corp.	148,000	375,158

		2,647,152

Consumer Finance 0.0%†
Aeon Credit Service Co., Ltd.	11,200	176,480
Credit Saison Co., Ltd.	20,800	415,397

		591,877

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	21,200	288,515

2011 Annual Report	19

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,600	$464,081

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,320	329,307
ORIX Corp.	15,230	1,255,582

		1,584,889

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	69,364	3,531,316

Electric Utilities 0.6%
Chubu Electric Power Co., Inc.	98,800	1,848,837
Chugoku Electric Power Co., Inc. (The)	44,100	772,709
Hokkaido Electric Power Co., Inc.	26,000	369,586
Hokuriku Electric Power Co.	24,500	457,553
Kansai Electric Power Co., Inc. (The)	108,900	1,672,830
Kyushu Electric Power Co., Inc.	59,400	850,893
Shikoku Electric Power Co., Inc.	27,000	774,573
Tohoku Electric Power Co., Inc.	67,800	651,387
Tokyo Electric Power Co., Inc. (The)* (a)	217,200	521,246

		7,919,614

Electrical Equipment 0.5%
Fuji Electric Co., Ltd.	87,000	238,233
Furukawa Electric Co., Ltd.	96,000	220,260
GS Yuasa Corp. (a)	50,000	267,807
Mabuchi Motor Co., Ltd.	3,900	161,980
Mitsubishi Electric Corp.	280,000	2,683,474
Nidec Corp.	15,800	1,371,850
Sumitomo Electric Industries Ltd.	109,700	1,187,688
Ushio, Inc.	15,200	218,466

		6,349,758

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	40,500	234,726
FUJIFILM Holdings Corp.	67,300	1,587,656
Hamamatsu Photonics KK	9,400	327,733
Hirose Electric Co., Ltd.	4,500	393,600
Hitachi High-Technologies Corp.	9,200	199,298
Hitachi Ltd.	655,000	3,407,291
HOYA Corp.	63,100	1,356,594
Ibiden Co., Ltd.	17,100	336,666
Keyence Corp.	6,010	1,448,649
Kyocera Corp.	22,200	1,780,299
Murata Manufacturing Co., Ltd.	29,400	1,505,625
Nippon Electric Glass Co., Ltd.	60,500	595,576
Omron Corp.	28,500	572,080
Shimadzu Corp.	36,000	303,589
TDK Corp.	18,200	802,681
Yaskawa Electric Corp.	33,000	279,466
Yokogawa Electric Corp.*	30,700	275,667

		15,407,196

Food & Staples Retailing 0.4%
AEON Co., Ltd. (a)	87,300	1,195,851

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Food & Staples Retailing (continued)
FamilyMart Co., Ltd.	8,900	$359,408
Lawson, Inc.	8,400	523,365
Seven & I Holdings Co., Ltd.	109,300	3,046,160

		5,124,784

Food Products 0.3%
Ajinomoto Co., Inc.	97,000	1,164,441
Kikkoman Corp.	24,000	275,291
MEIJI Holdings Co., Ltd.	10,040	415,812
Nippon Meat Packers, Inc.	26,000	322,175
Nisshin Seifun Group, Inc.	27,500	332,912
Nissin Foods Holdings Co., Ltd.	8,800	345,027
Toyo Suisan Kaisha Ltd.	12,000	290,396
Yakult Honsha Co., Ltd. (a)	13,500	424,420
Yamazaki Baking Co., Ltd. (a)	19,000	249,643

		3,820,117

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	275,000	1,086,497
Toho Gas Co., Ltd.	58,000	369,307
Tokyo Gas Co., Ltd.	356,000	1,640,650

		3,096,454

Health Care Equipment & Supplies 0.1%
Olympus Corp.	32,200	423,265
Sysmex Corp.	10,400	338,124
Terumo Corp.	24,600	1,156,435

		1,917,824

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	256,755
Medipal Holdings Corp.	20,600	215,077
Miraca Holdings, Inc.	7,800	310,966
Suzuken Co., Ltd.	10,000	276,901

		1,059,699

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd. (a)	9,326	251,121
Oriental Land Co., Ltd.	7,400	781,252

		1,032,373

Household Durables 0.6%
Casio Computer Co., Ltd. (a)	33,300	201,505
Panasonic Corp.	320,300	2,703,227
Rinnai Corp.	4,900	350,863
Sekisui Chemical Co., Ltd.	61,000	502,493
Sekisui House Ltd.	85,000	755,344
Sharp Corp.	145,000	1,263,973
Sony Corp.	145,700	2,627,115

		8,404,520

Household Products 0.1%
Unicharm Corp.	16,800	828,311

20	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	16,300	$433,456

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	4,100	183,908
Nomura Research Institute Ltd.	14,200	320,348
NTT Data Corp.	177	563,603
Otsuka Corp.	2,300	158,279

		1,226,138

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	1,307	1,283,078
MS&AD Insurance Group Holdings	82,741	1,527,283
NKSJ Holdings, Inc.	54,250	1,061,240
Sony Financial Holdings, Inc.	24,400	359,855
T&D Holdings, Inc.	84,400	785,843
Tokio Marine Holdings, Inc.	105,100	2,327,317

		7,344,616

Internet & Catalog Retail 0.1%
Rakuten, Inc. (a)	1,057	1,137,174

Internet Software & Services 0.1%
Dena Co., Ltd.	13,700	410,403
Gree, Inc.	12,900	443,454
Yahoo Japan Corp.	2,164	696,189

		1,550,046

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	28,900	410,165
Nikon Corp.	49,700	1,101,379
Sankyo Co., Ltd.	7,500	379,179
Sega Sammy Holdings, Inc.	31,700	684,827
Shimano, Inc. (a)	10,500	511,055
Yamaha Corp.	22,900	209,153

		3,295,758

Machinery 1.3%
Amada Co., Ltd.	51,000	322,808
FANUC Corp.	27,700	4,225,143
Hino Motors Ltd.	35,000	211,919
Hitachi Construction Machinery Co., Ltd. (a)	16,200	271,750
IHI Corp.	185,000	448,526
Japan Steel Works Ltd. (The)	44,000	305,221
JTEKT Corp.	31,100	303,948
Kawasaki Heavy Industries Ltd.	199,000	493,693
Komatsu Ltd.	137,600	3,208,544
Kubota Corp.	168,000	1,405,916
Kurita Water Industries Ltd.	16,200	420,517
Makita Corp.	15,700	506,504
Mitsubishi Heavy Industries Ltd.	440,000	1,868,770
Nabtesco Corp.	13,600	247,389
NGK Insulators Ltd.	39,000	461,741
NSK Ltd.	62,000	400,473
NTN Corp.	68,000	272,762

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery (continued)
SMC Corp.	7,800	$1,254,909
Sumitomo Heavy Industries Ltd.	78,000	455,231
THK Co., Ltd.	16,900	332,892

		17,418,656

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	106,000	190,870
Mitsui OSK Lines Ltd.	171,000	659,354
Nippon Yusen KK	230,000	586,242

		1,436,466

Media 0.1%
Dentsu, Inc.	26,901	818,367
Hakuhodo DY Holdings, Inc.	3,540	202,961
Jupiter Telecommunications Co., Ltd.	270	273,296
Toho Co., Ltd.	15,900	283,148

		1,577,772

Metals & Mining 0.5%
Daido Steel Co., Ltd.	44,000	274,687
Hitachi Metals Ltd.	24,000	260,450
JFE Holdings, Inc.	67,000	1,211,358
Kobe Steel Ltd.	349,000	539,387
Maruichi Steel Tube Ltd.	6,400	142,326
Mitsubishi Materials Corp.	160,000	432,580
Nippon Steel Corp.	741,000	1,843,296
Nisshin Steel Co., Ltd.	113,000	172,895
Sumitomo Metal Industries Ltd.	494,000	895,900
Sumitomo Metal Mining Co., Ltd.	78,000	998,571
Yamato Kogyo Co., Ltd.	5,500	157,418

		6,928,868

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	52,460	548,059
J. Front Retailing Co., Ltd.	67,400	324,907
Marui Group Co., Ltd.	31,200	242,543
Takashimaya Co., Ltd.	41,000	295,311

		1,410,820

Office Electronics 0.7%
Brother Industries Ltd.	34,000	416,143
Canon, Inc. (a)	164,300	7,230,405
Konica Minolta Holdings, Inc.	67,000	498,198
Ricoh Co., Ltd.	99,000	861,138

		9,005,884

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.	85,000	237,262
Idemitsu Kosan Co., Ltd.	3,100	319,477
INPEX Corp.	317	1,995,904
Japan Petroleum Exploration Co.	3,900	152,187
JX Holdings, Inc.	325,889	1,966,609
Showa Shell Sekiyu KK (a)	29,800	200,366
TonenGeneral Sekiyu KK (a)	40,000	436,151

		5,307,956

2011 Annual Report	21

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Paper & Forest Products 0.1%
Nippon Paper Group, Inc. (a)	13,800	$301,329
OJI Paper Co., Ltd. (a)	120,000	616,093

		917,422

Personal Products 0.2%
Kao Corp.	76,300	2,081,923
Shiseido Co., Ltd.	52,900	971,389

		3,053,312

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	64,600	2,623,233
Chugai Pharmaceutical Co., Ltd. (a)	31,300	515,932
Daiichi Sankyo Co., Ltd.	97,900	1,938,923
Dainippon Sumitomo Pharma Co., Ltd.	24,300	276,556
Eisai Co., Ltd.	36,600	1,513,818
Hisamitsu Pharmaceutical Co., Inc.	8,800	372,997
Kyowa Hakko Kirin Co., Ltd. (a)	37,000	451,651
Mitsubishi Tanabe Pharma Corp.	31,400	496,060
Ono Pharmaceutical Co., Ltd.	12,300	689,825
Otsuka Holdings Co., Ltd.	36,500	1,024,402
Santen Pharmaceutical Co., Ltd.	10,400	429,493
Shionogi & Co., Ltd.	41,800	536,232
Taisho Pharmaceutical Holdings Co., Ltd.*	5,200	401,299
Takeda Pharmaceutical Co., Ltd.	114,500	5,029,469
Tsumura & Co.	8,400	247,634

		16,547,524

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.	101	237,351
Japan Real Estate Investment Corp.	65	506,066
Japan Retail Fund Investment Corp.	263	389,047
Nippon Building Fund, Inc.	81	662,898
Nomura Real Estate Office Fund, Inc.	39	200,148

		1,995,510

Real Estate Management & Development 0.6%
Aeon Mall Co., Ltd.	10,700	226,998
Daito Trust Construction Co., Ltd.	10,600	907,642
Daiwa House Industry Co., Ltd.	71,000	848,782
Mitsubishi Estate Co., Ltd.	181,000	2,698,965
Mitsui Fudosan Co., Ltd.	121,000	1,764,387
Nomura Real Estate Holdings, Inc.	12,700	188,447
NTT Urban Development Corp.	186	126,490
Sumitomo Realty & Development Co., Ltd.	52,000	908,556
Tokyu Land Corp.	61,000	230,192

		7,900,459

Road & Rail 0.8%
Central Japan Railway Co.	217	1,831,324
East Japan Railway Co.	49,176	3,134,397
Keikyu Corp.	70,000	628,660
Keio Corp.	81,000	571,312

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Road & Rail (continued)
Keisei Electric Railway Co., Ltd.	39,000	$286,741
Kintetsu Corp. (a)	240,000	937,425
Nippon Express Co., Ltd.	119,000	462,594
Odakyu Electric Railway Co., Ltd.	92,000	889,417
Tobu Railway Co., Ltd.	152,000	775,570
Tokyu Corp.	169,000	832,254
West Japan Railway Co.	24,900	1,081,939

		11,431,633

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	21,100	200,385
Elpida Memory, Inc.* (a)	40,900	189,228
Rohm Co., Ltd.	14,400	669,614
Sumco Corp.*	19,500	143,545
Tokyo Electron Ltd.	24,800	1,256,557

		2,459,329

Software 0.2%
Konami Corp.	13,100	391,740
Nintendo Co., Ltd.	14,300	1,963,277
Oracle Corp. Japan	5,200	171,891
Square Enix Holdings Co., Ltd.	10,100	197,946
Trend Micro, Inc.	14,700	438,347

		3,163,201

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	136,756
Fast Retailing Co., Ltd.	7,700	1,400,667
Nitori Holdings Co., Ltd.	5,300	496,969
Sanrio Co., Ltd.	6,100	312,875
Shimamura Co., Ltd.	3,400	347,395
USS Co., Ltd.	3,320	300,057
Yamada Denki Co., Ltd.	12,100	824,243

		3,818,962

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	236,043

Tobacco 0.2%
Japan Tobacco, Inc.	652	3,066,039

Trading Companies & Distributors 1.1%
ITOCHU Corp.	218,500	2,215,472
Marubeni Corp.	240,000	1,460,829
Mitsubishi Corp.	203,900	4,109,556
Mitsui & Co., Ltd.	252,100	3,907,360
Sojitz Corp. (a)	178,500	275,688
Sumitomo Corp.	163,400	2,208,700
Toyota Tsusho Corp.	29,700	523,518

		14,701,123

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	34,000	293,470
Mitsubishi Logistics Corp.	18,000	199,340

		492,810

22	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Wireless Telecommunication Services 0.8%
KDDI Corp.	422	$2,710,212
NTT DoCoMo, Inc.	2,216	4,068,620
Softbank Corp.	128,500	3,773,798

		10,552,630

		296,420,683

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,263	1,355,992

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	68,422	1,258,360

Media 0.1%
SES SA, FDR	43,692	1,046,714

Metals & Mining 0.1%
ArcelorMittal	124,667	2,265,255

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	11,098	1,108,691

		5,679,020

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.* (a)	351,100	985,042
Wynn Macau Ltd. (a)	218,000	544,207

		1,529,249

MAURITIUS 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Essar Energy PLC*	47,523	126,590

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	26,673	632,009

NETHERLANDS 5.1%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV	59,458	1,851,465

Air Freight & Logistics 0.0%†
TNT Express NV	49,327	367,386

Beverages 0.2%
Heineken Holding NV	17,115	699,436
Heineken NV	37,544	1,736,193

		2,435,629

Chemicals 0.2%
Akzo Nobel NV	33,531	1,615,845
Koninklijke DSM NV	22,461	1,038,180

		2,654,025

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,330	$378,355

Diversified Financial Services 0.3%
ING Groep NV, CVA*	555,721	3,974,293

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	214,071	2,555,401

Energy Equipment & Services 0.1%
Fugro NV, CVA	10,238	592,630
SBM Offshore NV	25,569	524,132

		1,116,762

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	168,495	2,264,673

Food Products 0.6%
Unilever NV, CVA	235,998	8,114,449

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	146,280	3,069,203

Insurance 0.1%
Aegon NV*	251,786	1,006,313
Delta Lloyd NV	15,797	264,653

		1,270,966

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,717	450,463

Media 0.2%
Reed Elsevier NV	99,932	1,162,750
Wolters Kluwer NV	44,149	761,348

		1,924,098

Oil, Gas & Consumable Fuels 2.5%
Royal Dutch Shell PLC, Class A	524,720	19,251,604
Royal Dutch Shell PLC, Class B	389,204	14,804,495

		34,056,099

Professional Services 0.0%†
Randstad Holding NV	16,748	492,683

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,433	365,157

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	62,396	2,606,372

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,844	519,103

		70,466,582

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	97,382	465,019

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	269,465	431,754

2011 Annual Report	23

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NEW ZEALAND (continued)
Electric Utilities 0.0%†
Contact Energy Ltd.*	53,701	$220,354

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	81,319	217,260

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd. (a)	138,962	272,175

		1,606,562

NORWAY 0.8%
Chemicals 0.1%
Yara International ASA	27,229	1,086,972

Commercial Banks 0.1%
DNB ASA	142,102	1,385,035

Diversified Telecommunication Services 0.1%
Telenor ASA	105,122	1,720,192

Energy Equipment & Services 0.0%†
Aker Solutions ASA	24,238	254,060

Industrial Conglomerates 0.1%
Orkla ASA	113,485	845,073

Insurance 0.0%†
Gjensidige Forsikring ASA (a)	28,001	324,111

Metals & Mining 0.1%
Norsk Hydro ASA	130,353	601,730

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	161,672	4,140,467

		10,357,640

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG (a)	114,058	198,630

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	28,296	194,357

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG (a)	95,460	549,793

Electric Utilities 0.1%
EDP—Energias de Portugal SA	281,078	868,074

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA*	30,837	509,347

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	32,391	475,906

		2,796,107

SINGAPORE 1.6%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	443,888

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Airlines 0.1%
Singapore Airlines Ltd.	80,866	$632,818

Commercial Banks 0.5%
DBS Group Holdings Ltd.	255,500	2,267,890
Oversea-Chinese Banking Corp., Ltd.	370,000	2,231,415
United Overseas Bank Ltd.	183,000	2,153,643

		6,652,948

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	15,000	556,551

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	129,000	609,743

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,157,850	2,757,708

Food & Staples Retailing 0.0%†
Olam International Ltd.	212,600	348,487

Food Products 0.1%
Golden Agri-Resources Ltd.	942,612	519,373
Wilmar International Ltd.	281,294	1,084,387

		1,603,760

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC* (a)	888,296	1,033,617

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	136,745	652,788
Keppel Corp., Ltd.	207,400	1,484,536
SembCorp Industries Ltd.	139,000	433,549

		2,570,873

Machinery 0.0%†
Cosco Corp. Singapore Ltd. (a)	130,000	87,485
SembCorp Marine Ltd. (a)	119,800	352,078

		439,563

Marine 0.0%†
Neptune Orient Lines Ltd. (a)	124,749	107,878

Media 0.0%†
Singapore Press Holdings Ltd. (a)	193,000	548,593

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	255,466	360,723
CapitaMall Trust	330,200	432,330

		793,053

Real Estate Management & Development 0.2%
CapitaLand Ltd.	382,097	650,271
CapitaMalls Asia Ltd.	201,300	175,309
City Developments Ltd.	70,000	479,723
Global Logistic Properties Ltd.*	268,000	362,301
Keppel Land Ltd.	106,538	182,112
UOL Group Ltd.	73,000	224,864

		2,074,580

24	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	266,000	$290,239

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	732,000	452,847

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	182,799

		22,099,945

SPAIN 3.2%
Biotechnology 0.0%†
Grifols SA* (a)	19,574	327,977

Commercial Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA (a)	665,461	5,732,415
Banco de Sabadell SA (a)	165,582	627,028
Banco Popular Espanol SA (a)	144,529	656,440
Banco Santander SA	1,224,730	9,252,408
Bankia SA*	121,286	564,323
Bankinter SA (a)	30,768	188,263
CaixaBank	110,976	542,337

		17,563,214

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA (a)	20,058	592,227
Ferrovial SA	51,418	618,340
Fomento de Construcciones y Contratas SA (a)	7,736	199,727

		1,410,294

Diversified Telecommunication Services 0.7%
Telefonica SA	596,049	10,268,826

Electric Utilities 0.3%
Acciona SA (a)	3,559	305,876
Iberdrola SA (a)	555,334	3,468,857
Red Electrica Corp. SA	15,225	650,143

		4,424,876

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA*	82,473	371,283

Gas Utilities 0.1%
Enagas SA	25,068	462,828
Gas Natural SDG SA (a)	50,641	867,929

		1,330,757

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	31,971	195,236

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A (a)	45,829	740,056
Indra Sistemas SA (a)	14,096	178,708

		918,764

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Insurance 0.0%†
Mapfre SA	107,583	$340,283

Machinery 0.0%†
Zardoya Otis SA	21,536	294,507

Metals & Mining 0.0%†
Acerinox SA (a)	15,537	198,601

Oil, Gas & Consumable Fuels 0.3%
Repsol YPF SA (a)	115,197	3,524,486

Specialty Retail 0.2%
Industria de Diseno Textil SA	31,689	2,586,928

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	56,969	905,336

		44,661,368

SWEDEN 3.0%
Building Products 0.1%
Assa Abloy AB, Class B	45,614	1,140,608

Capital Markets 0.0%†
Ratos AB, Class B	27,367	320,275

Commercial Banks 0.5%
Nordea Bank AB	381,522	2,940,635
Skandinaviska Enskilda Banken AB, Class A	205,021	1,189,535
Svenska Handelsbanken AB, Class A	70,996	1,860,491
Swedbank AB	117,529	1,516,665

		7,507,326

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,457	382,394

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	436,884	4,430,272

Construction & Engineering 0.1%
Skanska AB, Class B	58,480	965,201

Diversified Financial Services 0.2%
Industrivarden AB, Class C (a)	17,539	208,468
Investor AB, Class B	66,078	1,228,967
Kinnevik Investment AB, Class B	28,791	559,596

		1,997,031

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	46,444	900,065
TeliaSonera AB	314,167	2,128,791

		3,028,856

Electronic Equipment, Instruments & Components 0.0%†
Hexagon AB, Class B (a)	35,480	528,186

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	29,643	749,573

2011 Annual Report	25

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Household Durables 0.1%
Electrolux AB	36,109	$573,739
Husqvarna AB, Class B (a)	64,959	298,248

		871,987

Machinery 0.7%
Alfa Laval AB(a)	49,333	931,676
Atlas Copco AB, Class A	96,711	2,072,179
Atlas Copco AB, Class B	57,294	1,084,587
Sandvik AB	146,384	1,789,613
Scania AB, Class B	47,502	701,184
SKF AB, Class B	56,845	1,198,320
Volvo AB, Class B	201,530	2,195,467

		9,973,026

Media 0.0%†
Modern Times Group AB, Class B (a)	6,937	330,415

Metals & Mining 0.1%
Boliden AB	38,293	555,536
SSAB AB, Class A (a)	20,549	179,945

		735,481

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	32,307	791,283

Paper & Forest Products 0.1%
Holmen AB, Class B (a)	6,950	199,035
Svenska Cellulosa AB, Class B (a)	83,891	1,238,417

		1,437,452

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	148,241	4,755,564

Tobacco 0.1%
Swedish Match AB	31,052	1,099,971

		41,044,901

SWITZERLAND 8.9%
Biotechnology 0.0%†
Actelion Ltd. REG*	15,493	529,968

Building Products 0.1%
Geberit AG REG*	5,723	1,100,085

Capital Markets 0.9%
Credit Suisse Group AG REG*	165,794	3,885,909
GAM Holding AG*	29,181	316,016
Julius Baer Group Ltd.*	30,171	1,175,234
Partners Group Holding AG	1,835	319,679
UBS AG REG*	528,326	6,267,365

		11,964,203

Chemicals 0.4%
Givaudan SA REG*	1,208	1,147,876
Sika AG	286	537,758
Syngenta AG REG*	13,721	4,031,923

		5,717,557

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Construction Materials 0.1%
Holcim Ltd. REG*	35,731	$1,904,645

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	248,353

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,408	1,289,001

Electrical Equipment 0.4%
ABB Ltd. REG*	318,232	5,978,391

Energy Equipment & Services 0.1%
Transocean Ltd.	50,131	1,929,447

Food Products 2.1%
Aryzta AG	11,829	570,670
Barry Callebaut AG REG* (a)	248	243,991
Lindt & Spruengli AG REG	16	533,745
Lindt & Spruengli AG — Participation Certificate	125	371,415
Nestle SA REG	478,525	27,478,592

		29,198,413

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	7,282	758,656
Straumann Holding AG REG (a)	1,049	180,671

		939,327

Insurance 0.6%
Baloise Holding AG REG	6,650	454,958
Swiss Life Holding AG REG*	4,267	390,808
Swiss Re AG*	50,204	2,552,358
Zurich Financial Services AG*	21,159	4,767,278

		8,165,402

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	7,039	414,756

Machinery 0.1%
Schindler Holding AG REG	3,015	349,350
Schindler Holding AG—Participation Certificate	7,193	836,114
Sulzer AG REG	3,380	359,923

		1,545,387

Marine 0.1%
Kuehne + Nagel International AG REG	7,921	886,986

Metals & Mining 0.4%
Glencore International PLC (a)	122,749	749,496
Xstrata PLC	301,237	4,586,381

		5,335,877

Pharmaceuticals 2.7%
Novartis AG REG	338,497	19,325,837
Roche Holding AG	101,893	17,231,976

		36,557,813

26	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Professional Services 0.2%
Adecco SA REG*	19,573	$815,730
SGS SA REG	799	1,317,824

		2,133,554

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	89,219	528,166

Textiles, Apparel & Luxury Goods 0.4%
Compagnie Financiere Richemont SA, Class A	75,780	3,811,940
Swatch Group AG (The) REG	10,596	2,084,733

		5,896,673

Trading Companies & Distributors 0.1%
Wolseley PLC	41,326	1,366,868

		123,630,872

UNITED KINGDOM 19.6%
Aerospace & Defense 0.5%
BAE Systems PLC	486,953	2,151,759
Cobham PLC	159,003	452,751
Meggitt PLC	114,331	625,826
Rolls-Royce Holdings PLC*	271,181	3,139,778

		6,370,114

Airlines 0.0%†
International Consolidated Airlines Group SA* (a)	135,219	305,938

Auto Components 0.0%†
GKN PLC	231,349	656,966

Beverages 0.9%
Diageo PLC	362,795	7,927,106
SABMiller PLC	138,126	4,856,036

		12,783,142

Capital Markets 0.1%
3I Group PLC	135,904	381,556
ICAP PLC	78,558	423,150
Investec PLC	75,193	395,715
Man Group PLC	283,962	554,163
Schroders PLC	15,822	322,587

		2,077,171

Chemicals 0.1%
Johnson Matthey PLC	31,452	896,132

Commercial Banks 2.5%
Barclays PLC	1,679,283	4,599,031
HSBC Holdings PLC	2,586,340	19,744,243
Lloyds Banking Group PLC*	5,981,941	2,402,828
Royal Bank of Scotland Group PLC*	2,611,300	823,102
Standard Chartered PLC	344,765	7,540,881

		35,110,085

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)

Commercial Services & Supplies 0.2%
Aggreko PLC	38,568	$1,206,827
Babcock International Group PLC	53,880	614,697
G4S PLC	208,390	879,626
Serco Group PLC	69,079	508,277

		3,209,427

Construction & Engineering 0.0%†
Balfour Beatty PLC	100,020	411,129

Containers & Packaging 0.1%
Rexam PLC	129,624	709,408

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	22,000	270,565

Diversified Telecommunication Services 0.3%
BT Group PLC	1,126,789	3,340,011
Inmarsat PLC	64,802	405,838

		3,745,849

Electric Utilities 0.2%
SSE PLC	135,356	2,709,462

Energy Equipment & Services 0.2%
Amec PLC	49,302	694,338
Petrofac Ltd.	37,921	848,113
Subsea 7 SA*	41,584	767,647

		2,310,098

Food & Staples Retailing 0.7%
J Sainsbury PLC	179,275	842,865
Tesco PLC	1,161,530	7,267,507
WM Morrison Supermarkets PLC	317,238	1,604,587

		9,714,959

Food Products 0.6%
Associated British Foods PLC	52,216	896,964
Tate & Lyle PLC	68,087	744,363
Unilever PLC	185,936	6,235,196

		7,876,523

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	129,454	1,256,335

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	26,866	885,557
Compass Group PLC	274,921	2,608,663
Intercontinental Hotels Group PLC	43,003	773,188
Tui Travel PLC	79,547	205,176
Whitbread PLC	26,467	642,580

		5,115,164

Household Products 0.3%
Reckitt Benckiser Group PLC	89,635	4,420,800

Independent Power Producers & Energy Traders 0.1%
International Power PLC	221,517	1,158,305

2011 Annual Report	27

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Industrial Conglomerates 0.1%
Smiths Group PLC	58,037	$823,648

Insurance 0.8%
Admiral Group PLC	28,388	376,366
Aviva PLC	414,929	1,929,974
Legal & General Group PLC	850,975	1,359,923
Old Mutual PLC	801,593	1,686,016
Prudential PLC	369,099	3,651,928
RSA Insurance Group PLC	518,543	846,551
Standard Life PLC	339,403	1,087,446

		10,938,204

Machinery 0.1%
Invensys PLC	113,779	372,087
Weir Group PLC (The)	30,916	975,825

		1,347,912

Media 0.4%
British Sky Broadcasting Group PLC	165,122	1,878,643
ITV PLC	556,958	588,390
Pearson PLC	118,083	2,216,264
Reed Elsevier PLC	176,487	1,420,741

		6,104,038

Metals & Mining 2.1%
Anglo American PLC	191,971	7,091,443
Antofagasta PLC	57,370	1,085,013
BHP Billiton PLC	306,361	8,956,673
Eurasian Natural Resources Corp. PLC	36,693	361,884
Kazakhmys PLC	30,367	438,463
Lonmin PLC	22,744	346,537
Rio Tinto PLC	202,925	9,912,186
Vedanta Resources PLC	17,238	271,970

		28,464,169

Multiline Retail 0.2%
Marks & Spencer Group PLC	230,527	1,113,400
Next PLC	25,276	1,072,315

		2,185,715

Multi-Utilities 0.6%
Centrica PLC	748,255	3,360,788
National Grid PLC	514,659	4,974,584

		8,335,372

Oil, Gas & Consumable Fuels 2.4%
BG Group PLC	491,232	10,494,504
BP PLC	2,745,686	19,558,316
Cairn Energy PLC*	206,162	847,594
Tullow Oil PLC	130,915	2,844,546

		33,744,960

Pharmaceuticals 1.9%
AstraZeneca PLC	194,759	8,996,313
GlaxoSmithKline PLC	735,418	16,757,181

		25,753,494

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Professional Services 0.1%
Capita Group PLC (The)	90,428	$881,825
Intertek Group PLC	23,864	753,601

		1,635,426

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	123,817	888,678
Capital Shopping Centres Group PLC	78,255	379,157
Hammerson PLC	106,964	597,302
Land Securities Group PLC	112,231	1,106,932
Segro PLC	109,017	352,996

		3,325,065

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	195,183	1,801,631

Software 0.1%
Sage Group PLC (The)	193,996	886,438

Specialty Retail 0.1%
Kingfisher PLC	343,149	1,333,476

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	63,539	1,168,331

Tobacco 1.4%
British American Tobacco PLC	286,449	13,589,250
Imperial Tobacco Group PLC	146,788	5,554,535

		19,143,785

Trading Companies & Distributors 0.0%†
Bunzl PLC	49,220	675,374

Water Utilities 0.1%
Severn Trent PLC	34,987	811,900
United Utilities Group PLC	99,827	938,681

		1,750,581

Wireless Telecommunication Services 1.5%
Vodafone Group PLC	7,366,829	20,539,508

		271,064,699

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc. REG (c)	9,502	1,590,442

Metals & Mining 0.0%†
Sims Metal Management Ltd.	23,522	304,671

		1,895,113

Total Common Stocks (cost $1,558,458,763)		1,364,614,868

Preferred Stocks 0.5%
GERMANY 0.5%
Automobiles 0.4%
Bayerische Motoren Werke AG	7,558	356,839
Porsche Automobil Holding SE	22,237	1,187,124

28	Annual Report 2011

Preferred Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Automobiles (continued)
Volkswagen AG	21,034	$3,144,822

		4,688,785

Household Products 0.1%
Henkel AG & Co. KGaA	25,664	1,479,483

Media 0.0%†
ProSiebenSat.1 Media AG	11,247	204,925

Multi-Utilities 0.0%†
RWE AG	5,878	193,380

		6,566,573

UNITED KINGDOM 0.0%*†
Aerospace & Defense 0.0%†
Rolls-Royce Holdings PLC, Class C* (b)	17,706,780	27,498

Total Preferred Stocks (cost $6,458,889)		6,594,071

Mutual Fund 0.2%
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (d)	2,638,702	2,638,702

Total Mutual Fund (cost $2,638,702)		2,638,702

Repurchase Agreement 4.0%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/11, due 01/03/12, repurchase price $55,290,702, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6. 00%, maturing 09/15/18 - 11/15/41; total market value $56,396,452. (e)	$55,290,518	$55,290,518

Total Repurchase Agreement (cost $55,290,518)		55,290,518

Total Investments (cost $1,622,846,872) (f) — 103.2%		1,429,138,159
Liabilities in excess of other assets —(3.2)%		(44,440,126)

NET ASSETS — 100.0%		$1,384,698,033

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $52,977,505.

(b)	Fair Valued Security.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $1,590,442 which represents 0.11% of net assets.

(d)	Represents 7-day effective yield as of December 31, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $55,290,518.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

FDR	Fiduciary Depositary Receipt

KGaA	Limited Partnership with shares

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

2011 Annual Report	29

Statement of Investments (Continued)

December 31, 2011

NVIT International Index Fund (Continued)

SCPA	Italian consortium joint-stock company

SDR	Swedish Depository Receipt

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At December 31, 2011, the Fund's open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
159	DJ Euro Stoxx 50	03/16/12	$4,749,535	$96,018
12	E-Mini MSCI EAFE Index	03/16/12	845,640	27,232
52	FTSE 100 Index	03/16/12	4,470,652	89,874
60	SGX Nikkei 225 Index	03/08/12	3,297,388	(13,411)
19	SPI 200 Index	03/15/12	1,952,551	(49,531)

			$15,315,766	$150,182

The accompanying notes are an integral part of these financial statements.

30	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT International Index Fund
Assets:
Investments, at value* (cost $1,567,556,354)	$1,373,847,641
Repurchase agreement, at value and cost	55,290,518

Total Investments	1,429,138,159

Cash	5,297
Deposits with broker for futures	1,174,000
Foreign currencies, at value (cost $57,315,485)	57,269,337
Dividends receivable	2,109,306
Security lending income receivable	69,171
Receivable for investments sold	1,437,612
Receivable for capital shares issued	581,927
Reclaims receivable	921,505
Receivable for variation margin on futures contracts	158,241
Prepaid expenses	2,812

Total Assets	1,492,867,367

Liabilities:
Payable for investments purchased	48,933,692
Payable for capital shares redeemed	3,527,040
Payable for unrealized foreign currency exchange loss on futures contracts	2,972
Payable upon return of securities loaned (Note 2)	55,290,518
Accrued expenses and other payables:
Investment advisory fees	277,775
Fund administration fees	35,688
Distribution fees	11,719
Administrative servicing fees	11,979
Accounting and transfer agent fees	15,798
Trustee fees	10,338
Custodian fees	8,354
Compliance program costs (Note 3)	1,326
Professional fees	19,233
Printing fees	12,558
Other	10,344

Total Liabilities	108,169,334

Net Assets	$1,384,698,033

Represented by:
Capital	$1,646,586,395
Accumulated distributions in excess of net investment income	(711,432)
Accumulated net realized losses from investment, futures and foreign currency transactions	(67,308,278)
Net unrealized appreciation/(depreciation) from investments	(193,708,713)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	150,182
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(310,121)

Net Assets	$1,384,698,033

*	Includes value of securities on loan of $52,977,505 (Note 2).

2011 Annual Report	31

Statement of Assets and Liabilities (Continued)

December 31, 2011

NVIT International Index Fund
Net Assets:
Class II Shares	$14,359,606
Class VI Shares	2,568,104
Class VIII Shares	24,478,621
Class Y Shares	1,343,291,702

Total	$1,384,698,033

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,980,969
Class VI Shares	354,809
Class VIII Shares	3,382,070
Class Y Shares	184,994,270

Total	190,712,118

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$7.25
Class VI Shares	$7.24
Class VIII Shares	$7.24
Class Y Shares	$7.26

The accompanying notes are an integral part of these financial statements.

32	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$46,725,922
Income from securities lending (Note 2)	1,623,225
Interest income	14,732
Other income	2,065
Foreign tax withholding	(3,551,280)

Total Income	44,814,664

EXPENSES:
Investment advisory fees	3,546,702
Fund administration fees	415,286
Distribution fees Class II Shares	41,101
Distribution fees Class VI Shares	6,435
Distribution fees Class VIII Shares	96,692
Administrative servicing fees Class II Shares	24,661
Administrative servicing fees Class VI Shares	3,861
Administrative servicing fees Class VIII Shares	36,260
Professional fees	121,614
Printing fees	13,425
Trustee fees	40,659
Custodian fees	56,548
Accounting and transfer agent fees	74,884
Compliance program costs (Note 3)	5,702
Other	131,531

Total expenses before earnings credit and fees waived	4,615,361

Earnings credit (Note 5)	(13)
Investment advisory fees waived (Note 3)	(337,499)

Net Expenses	4,277,849

NET INVESTMENT INCOME	40,536,815

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(30,842,283)
Net realized losses from futures transactions (Note 2)	(1,133,253)
Net realized losses from foreign currency transactions (Note 2)	(692,989)

Net realized losses from investment, futures and foreign currency transactions	(32,668,525)

Net change in unrealized appreciation/(depreciation) from investments	(179,461,878)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	142,858
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(444,572)

Net change in unrealized appreciation/(depreciation) from investments	(179,763,592)

Net realized/unrealized losses from investments, futures, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(212,432,117)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(171,895,302)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	33

Statements of Changes in Net Assets

	NVIT International Index Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$40,536,815	$27,286,279
Net realized losses from investment, futures and foreign currency transactions	(32,668,525)	(13,225,415)
Net change in unrealized appreciation/(depreciation) from investments, futures, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(179,763,592)	76,549,934

Change in net assets resulting from operations	(171,895,302)	90,610,798

Distributions to Shareholders From:
Net investment income:
Class II	(421,342)	(407,921)
Class VI	(71,668)	(43,822)
Class VIII	(648,199)	(337,765)
Class Y	(38,719,138)	(26,478,428)

Change in net assets from shareholder distributions	(39,860,347)	(27,267,936)

Change in net assets from capital transactions	346,422,014	148,843,185

Change in net assets	134,666,365	212,186,047

Net Assets:
Beginning of year	1,250,031,668	1,037,845,621

End of year	$1,384,698,033	$1,250,031,668

Accumulated distributions in excess of net investment income at end of year	$(711,432)	$(765,381)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$6,916,200	$10,356,094
Dividends reinvested	421,342	407,921
Cost of shares redeemed	(8,142,816)	(14,628,104)

Total Class II	(805,274)	(3,864,089)

Class VI Shares
Proceeds from shares issued	1,281,293	811,595
Dividends reinvested	71,668	43,822
Cost of shares redeemed	(716,820)	(505,489)

Total Class VI	636,141	349,928

Class VIII Shares
Proceeds from shares issued	13,853,111	6,325,845
Dividends reinvested	648,199	337,765
Cost of shares redeemed	(4,634,053)	(3,497,491)

Total Class VIII	9,867,257	3,166,119

Class Y Shares
Proceeds from shares issued	440,374,380	169,176,392
Dividends reinvested	38,719,138	26,478,428
Cost of shares redeemed	(142,369,628)	(46,463,593)

Total Class Y	336,723,890	149,191,227

Change in net assets from capital transactions	$346,422,014	$148,843,185

34	Annual Report 2011

	NVIT International Index Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class II Shares
Issued	826,739	1,315,173
Reinvested	54,348	51,495
Redeemed	(962,314)	(1,767,288)

Total Class II Shares	(81,227)	(400,620)

Class VI Shares
Issued	156,644	103,082
Reinvested	9,336	5,496
Redeemed	(91,943)	(65,498)

Total Class VI Shares	74,037	43,080

Class VIII Shares
Issued	1,607,563	808,928
Reinvested	84,127	42,347
Redeemed	(548,980)	(460,949)

Total Class VIII Shares	1,142,710	390,326

Class Y Shares
Issued	55,236,868	21,194,400
Reinvested	5,012,334	3,312,462
Redeemed	(17,213,494)	(5,763,448)

Total Class Y Shares	43,035,708	18,743,414

Total change in shares	44,171,228	18,776,200

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	35

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimburse ments) to Average Net Assets(a)	Portfolio Turnover(b)
Class II Shares
Year Ended December 31, 2011(c)	$8.51	0.23	(1.27)	(1.04)	(0.22)	–	(0.22)	–	$7.25	(12.72)%	$14,359,606	0.71%	2.79%	0.73%	5.07%
Year Ended December 31, 2010(c)	$8.11	0.17	0.40	0.57	(0.17)	–	(0.17)	–	$8.51	7.52%	$17,558,453	0.72%	2.21%	0.74%	2.94%
Year Ended December 31, 2009(c)	$6.47	0.16	1.67	1.83	(0.19)	–	(0.19)	–	$8.11	28.58%	$19,971,187	0.77%	2.24%	0.77%	4.25%
Year Ended December 31, 2008(c)	$11.63	0.28	(5.25)	(4.97)	(0.18)	(0.01)	(0.19)	–	$6.47	(43.11)%	$8,121,114	0.80%	3.01%	0.80%	5.50%
Year Ended December 31, 2007(c)	$10.82	0.17	0.86	1.03	(0.19)	(0.03)	(0.22)	–	$11.63	9.40%	$18,733,442	0.76%	1.63%	0.78%	36.09%

Class VI Shares
Year Ended December 31, 2011(c)	$8.50	0.22	(1.26)	(1.04)	(0.22)	–	(0.22)	–	$7.24	(12.72)%	$2,568,104	0.71%	2.73%	0.73%	5.07%
Year Ended December 31, 2010(c)	$8.10	0.17	0.40	0.57	(0.17)	–	(0.17)	–	$8.50	7.54%	$2,387,761	0.72%	2.15%	0.74%	2.94%
Year Ended December 31, 2009(c)	$6.46	0.16	1.67	1.83	(0.19)	–	(0.19)	–	$8.10	28.62%	$1,925,332	0.79%	2.31%	0.79%	4.25%
Year Ended December 31, 2008(c)	$11.62	0.26	(5.23)	(4.97)	(0.18)	(0.01)	(0.19)	–	$6.46	(43.11)%	$1,258,425	0.75%	2.93%	0.89%	5.50%
Year Ended December 31, 2007(c)	$10.81	0.19	0.84	1.03	(0.19)	(0.03)	(0.22)	–	$11.62	9.50%	$1,739,262	0.80%	1.97%	0.88%	36.09%

Class VIII Shares
Year Ended December 31, 2011(c)	$8.50	0.21	(1.26)	(1.05)	(0.21)	–	(0.21)	–	$7.24	(12.85)%	$24,478,621	0.86%	2.57%	0.88%	5.07%
Year Ended December 31, 2010(c)	$8.10	0.16	0.40	0.56	(0.16)	–	(0.16)	–	$8.50	7.40%	$19,042,860	0.87%	2.08%	0.89%	2.94%
Year Ended December 31, 2009(c)	$6.46	0.16	1.66	1.82	(0.18)	–	(0.18)	–	$8.10	28.61%	$14,978,079	0.82%	2.22%	0.82%	4.25%
Year Ended December 31, 2008(c)	$11.61	0.28	(5.24)	(4.96)	(0.18)	(0.01)	(0.19)	–	$6.46	(43.09)%	$8,345,491	0.76%	3.00%	0.77%	5.50%
Year Ended December 31, 2007(c)	$10.80	0.18	0.83	1.01	(0.17)	(0.03)	(0.20)	–	$11.61	9.39%	$15,887,449	0.82%	1.87%	0.91%	36.09%

Class Y Shares(d)
Year Ended December 31, 2011(c)	$8.53	0.25	(1.27)	(1.02)	(0.25)	–	(0.25)	–	$7.26	(12.44)%	$1,343,291,702	0.31%	3.10%	0.34%	5.07%
Year Ended December 31, 2010(c)	$8.12	0.20	0.41	0.61	(0.20)	–	(0.20)	–	$8.53	8.07%	$1,211,042,594	0.32%	2.56%	0.34%	2.94%
Year Ended December 31, 2009(c)	$6.48	0.19	1.67	1.86	(0.22)	–	(0.22)	–	$8.12	29.07%	$1,000,971,023	0.37%	2.76%	0.37%	4.25%
Year Ended December 31, 2008(c)	$11.65	0.24	(5.18)	(4.94)	(0.22)	(0.01)	(0.23)	–	$6.48	(42.87)%	$575,324,463	0.37%	2.85%	0.38%	5.50%
Year Ended December 31, 2007(c)	$10.83	0.20	0.87	1.07	(0.22)	(0.03)	(0.25)	–	$11.65	9.89%	$264,417,580	0.36%	2.15%	0.44%	36.09%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

36	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT International Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

2011 Annual Report	37

Notes to Financial Statements (Continued)

December 31, 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value if or the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$10,226,764	$—	$10,226,764
Air Freight & Logistics	—	3,648,382	—	3,648,382
Airlines	94,724	2,214,477	—	2,309,201
Auto Components	—	11,040,492	—	11,040,492
Automobiles	—	39,302,816	—	39,302,816
Beverages	—	30,315,079	—	30,315,079
Biotechnology	—	3,343,584	—	3,343,584
Building Products	—	7,923,031	—	7,923,031
Capital Markets	—	23,700,386	—	23,700,386
Chemicals	—	49,729,100	—	49,729,100
Commercial Banks	—	154,605,085	—	154,605,085
Commercial Services & Supplies	—	8,880,665	—	8,880,665
Communications Equipment	—	7,574,293	—	7,574,293
Computers & Peripherals	—	4,770,471	—	4,770,471
Construction & Engineering	—	10,435,227	—	10,435,227
Construction Materials	—	7,564,931	—	7,564,931
Consumer Finance	—	591,877	—	591,877
Containers & Packaging	—	2,309,589	—	2,309,589
Distributors	—	2,074,134	—	2,074,134

38	Annual Report 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (Continued)
Diversified Consumer Services	$—	$464,081	$—	$464,081
Diversified Financial Services	—	15,014,400	—	15,014,400
Diversified Telecommunication Services	—	50,355,762	—	50,355,762
Electric Utilities	—	33,185,668	—	33,185,668
Electrical Equipment	—	18,852,240	—	18,852,240
Electronic Equipment, Instruments & Components	—	16,130,830	—	16,130,830
Energy Equipment & Services	—	12,631,714	—	12,631,714
Food & Staples Retailing	—	32,511,913	—	32,511,913
Food Products	—	56,991,164	—	56,991,164
Gas Utilities	—	7,053,466	—	7,053,466
Health Care Equipment & Supplies	—	9,748,974	—	9,748,974
Health Care Providers & Services	—	5,830,124	—	5,830,124
Hotels, Restaurants & Leisure	—	13,607,109	—	13,607,109
Household Durables	—	9,276,507	—	9,276,507
Household Products	—	6,169,264	—	6,169,264
Independent Power Producers & Energy Traders	—	2,297,588	—	2,297,588
Industrial Conglomerates	—	22,005,938	—	22,005,938
Information Technology Services	—	3,644,264	—	3,644,264
Insurance	—	58,295,743	—	58,295,743
Internet & Catalog Retail	—	1,137,174	—	1,137,174
Internet Software & Services	—	1,843,895	—	1,843,895
Leisure Equipment & Products	—	3,295,758	—	3,295,758
Life Sciences Tools & Services	—	865,219	—	865,219
Machinery	—	37,391,391	—	37,391,391
Marine	—	4,354,252	—	4,354,252
Media	—	17,374,168	—	17,374,168
Metals & Mining	—	75,561,711	—	75,561,711
Multiline Retail	—	5,492,136	—	5,492,136
Multi-Utilities	—	17,862,203	—	17,862,203
Office Electronics	—	9,329,283	—	9,329,283
Oil, Gas & Consumable Fuels	—	112,921,336	—	112,921,336
Paper & Forest Products	—	3,681,909	—	3,681,909
Personal Products	—	7,519,867	—	7,519,867
Pharmaceuticals	—	116,927,353	—	116,927,353
Professional Services	—	7,296,571	—	7,296,571
Real Estate Investment Trusts (REITs)	—	19,060,583	—	19,060,583
Real Estate Management & Development	—	22,752,851	—	22,752,851
Road & Rail	—	14,465,707	—	14,465,707
Semiconductors & Semiconductor Equipment	—	8,911,826	—	8,911,826
Software	—	12,126,392	—	12,126,392
Specialty Retail	—	12,494,930	—	12,494,930
Textiles, Apparel & Luxury Goods	—	16,188,644	—	16,188,644
Tobacco	—	23,309,795	—	23,309,795
Trading Companies & Distributors	—	17,684,846	—	17,684,846
Transportation Infrastructure	—	5,745,507	—	5,745,507
Water Utilities	—	1,750,581	—	1,750,581
Wireless Telecommunication Services	—	32,857,124	—	32,857,124
Total Common Stocks	$94,724	$1,364,520,144	$—	$1,364,614,868
Futures Contracts	150,182	—	—	150,182
Preferred Stocks*	—	6,594,071	—	6,594,071
Mutual Fund	2,638,702	—	—	2,638,702
Repurchase Agreement	—	55,290,518	—	55,290,518
Total	$2,883,608	$1,426,404,733	$—	$1,429,288,341
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

2011 Annual Report	39

Notes to Financial Statements (Continued)

December 31, 2011

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gains/(Losses)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/11	$—	$—
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

For	the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

40	Annual Report 2011

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts* Equity and currency risk	Unrealized appreciation from futures contracts	$213,124
Total		$213,124

Liabilities:
Futures Contracts* Equity and currency risk	Unrealized depreciation from futures contracts	$62,942
Total		$62,942
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts Equity and currency risk	$(1,133,253)
Total	$(1,133,253)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity and currency risk	$142,858
Total	$142,858

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(d)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in

2011 Annual Report	41

Notes to Financial Statements (Continued)

December 31, 2011

U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Fund’s investment advisor or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$52,977,505	$55,290,518

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31,

42	Annual Report 2011

2011 are primarily attributable to foreign currency gains and losses and Passive Foreign Investment Company (“PFIC”) sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock

2011 Annual Report	43

Notes to Financial Statements (Continued)

December 31, 2011

Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.27%
$1.5 billion up to $3 billion	0.26%
$3 billion and more	0.25%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.37% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $337,499 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

44	Annual Report 2011

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $5,702.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, and Class VIII shares of the Fund.

For the year ended December 31, 2011, NFS received $64,782 in Administrative Services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $9,588.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,287.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25% . Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

2011 Annual Report	45

Notes to Financial Statements (Continued)

December 31, 2011

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $404,933,054 and sales of $67,357,050 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

46	Annual Report 2011

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$39,860,347	$—	$39,860,347	$—	$39,860,347

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$27,267,936	$—	$27,267,936	$—	$27,267,936

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$848,997	$—	$848,997	$—	$(38,855,509)	$(223,881,850)	$(261,888,362)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/ (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,652,740,925	$117,795,261	$(341,398,027)	$(223,602,766)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$ 2,921,011	2016
$17,097,785	2017
$ 8,956,196	2018

2011 Annual Report	47

Notes to Financial Statements (Continued)

December 31, 2011

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$866,311	$9,014,206

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

48	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT International Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	49

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $46,722,369 or $0.2450 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $1,051,571 or $0.0055 per outstanding share.

50	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	51

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

52	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	53

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

54	Annual Report 2011

NVIT Investor Destinations Aggressive Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms

N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-AG (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site:

nationwide.com/mutualfunds.

The NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

The Fund’s underlying funds seek to match the performance of an index. These underlying funds generally do not attempt to hedge against market declines, and therefore may fall in value more than other mutual funds in the event of a general market decline.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

2011 Annual Report	5

Important Disclosures (Continued)

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds.

Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Investor Destinations Aggressive Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Investor Destinations Aggressive Fund (Class II at NAV) registered -3.93% versus 2.51% for its composite benchmark, which consists of 95% S&P 500® Index and 5% Barclays Capital (BARCAP) U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s Lipper variable insurance products peer category of Global Core Funds (consisting of 61 funds as of December 31, 2011) was -8.05% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT S&P 500 Index Fund and the NVIT Bond Index Fund (with target allocations of 40% and 5%, respectively), which gained 1.86% and 7.56%, respectively.

Seven out of 10 sectors within the S&P 500 Index recorded positive returns during the reporting period. The utilities sector, with 19.93%, was the strongest sector in terms of performance and the financials sector, which registered -16.69%, was the weakest sector in terms of performance during the reporting period.

During much of 2011, investors shifted their capital away from riskier investments into safer investment vehicles, and this behavior led the U.S. Treasury bond component of the BARCAP U.S. Aggregate Bond Index to post a return of 9.80% and contributed to lower interest rates during the reporting period. Corporate bonds, another key component of this Index, returned 8.10% during the reporting period.

What areas of investment detracted from Fund performance?

The underlying investments that detracted from Fund performance during the reporting period were the NVIT International Index Fund, the NVIT Small Cap Index Fund and the NVIT Mid Cap Index Fund (with target allocations of 30%, 10% and 15%, respectively), which registered -12.44%, -4.15% and -2.39%, respectively.

Three out of 10 sectors within the MSCI EAFE® Index posted positive returns during the reporting period. The health-care sector contributed the most to this Index with 5.63%, and the materials sector, which registered -22.69%, detracted most from this Index during the reporting period.

Three out of 10 sectors within the Russell 2000® Index posted positive returns during the reporting period. The utilities sector contributed the most to this Index with 16.64%, and the materials sector, which registered -12.22%, detracted most from this Index during the reporting period.

Five out of 10 sectors within the S&P MidCap 400® Index posted positive returns during the reporting period. The consumer staples sector contributed the most to this Index with 22.16%, and the information technology sector, which registered -11.54%, detracted most from this Index during the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT Investor Destinations Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class II2	(3.93)%	(1.28)%	3.78%
Class VI3	(3.94)%	(1.28)%	3.80%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	As of April 30, 2004, all existing shares were designated Class II shares.

[3]

These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.84%
Class VI	0.84%
*	Current effective prospectus dated May 1, 2011. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Composite Index (a), the S&P 500® Index(b), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index (c), and the Consumer Price Index (CPI)(d) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 95% S&P 500® Index and 5% BARCAP U.S. Aggregate Bond Index.

(b)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(c)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(d)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urbanhouseholds.

2011 Annual Report	9

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Investor Destinations Aggressive Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	909.20	2.79	0.58
	Hypothetical[c]	1,000.00	1,022.28	2.96	0.58
Class VI Shares	Actual	1,000.00	909.80	2.79	0.58
	Hypothetical[c]	1,000.00	1,022.28	2.96	0.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Investor Destinations Aggressive Fund

Asset Allocation
Equity Funds	95.0%
Fixed Income Fund	5.1%
Liabilities in excess of other assets	(0.1)%

100.0%

Top Holdings †
NVIT S&P 500 Index Fund, Class Y	39.9%
NVIT International Index Fund, Class Y	30.1%
NVIT Mid Cap Index Fund, Class Y	15.0%
NVIT Small Cap Index Fund, Class Y	9.9%
NVIT Bond Index Fund, Class Y	5.1%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Annual Report 2011	11

Statement of Investments

December 31, 2011

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 95.0%
NVIT International Index Fund, Class Y (a)	15,130,006	$109,843,841
NVIT Mid Cap Index Fund, Class Y (a)	3,110,058	54,581,510
NVIT S&P 500 Index Fund, Class Y (a)	16,668,522	145,682,884
NVIT Small Cap Index Fund, Class Y (a)	4,050,946	36,255,970

Total Equity Funds (cost $375,137,154)		346,364,205

Fixed Income Fund 5.1%
NVIT Bond Index Fund, Class Y (a)	1,699,882	18,443,724

Total Fixed Income Fund (cost $17,496,098)		18,443,724

Total Mutual Funds (cost $392,633,252)		364,807,929

Total Investments (cost $392,633,252) (b)—100.1%		364,807,929

Liabilities in excess of other assets—(0.1)%		(208,843)

NET ASSETS—100.0%		$364,599,086

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $392,633,252)	$364,807,929
Receivable for investments sold	715,791
Receivable for capital shares issued	7,071
Prepaid expenses	957

Total Assets	365,531,748

Liabilities:
Payable for capital shares redeemed	722,862
Accrued expenses and other payables:
Investment advisory fees	40,407
Fund administration fees	10,603
Distribution fees	77,707
Administrative servicing fees	51,531
Accounting and transfer agent fees	3,488
Trustee fees	3,435
Custodian fees	2,181
Compliance program costs (Note 3)	228
Professional fees	8,096
Printing fees	9,600
Other	2,524

Total Liabilities	932,662

Net Assets	$364,599,086

Represented by:
Capital	$431,605,084
Accumulated net realized losses from investment transactions with affiliates	(39,180,675)
Net unrealized appreciation/(depreciation) from investments in affiliates	(27,825,323)

Net Assets	$364,599,086

Net Assets:
Class II Shares	$358,725,719
Class VI Shares	5,873,367

Total	$364,599,086

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	40,982,451
Class VI Shares	674,908

Total	41,657,359

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.75
Class VI Shares	$8.70

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$8,162,123
Other income from non-affiliates	273

Total Income	8,162,396

EXPENSES:
Investment advisory fees	545,657
Fund administration fees	135,248
Distribution fees Class II Shares	1,034,203
Distribution fees Class VI Shares	15,148
Administrative servicing fees Class II Shares	620,524
Administrative servicing fees Class VI Shares	9,089
Professional fees	20,881
Printing fees	15,070
Trustee fees	16,365
Custodian fees	16,671
Accounting and transfer agent fees	702
Compliance program costs (Note 3)	1,311
Other	8,623

Total expenses before earnings credit	2,439,492

Earnings credit (Note 6)	(4)

Net Expenses	2,439,488

NET INVESTMENT INCOME	5,722,908

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	914,975
Net realized losses from investment transactions with affiliates	(12,179,047)

Net realized losses from investments in affiliates	(11,264,072)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(8,253,900)

Net realized/unrealized losses from affiliated investments	(19,517,972)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,795,064)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$5,722,908	$6,345,811
Net realized losses from investment transactions with affiliates	(11,264,072)	(40,359,580)
Net change in unrealized appreciation/(depreciation) from affiliated investments	(8,253,900)	94,910,288

Change in net assets resulting from operations	(13,795,064)	60,896,519

Distributions to Shareholders From:
Net investment income:
Class II	(7,486,676)	(7,654,715)
Class VI	(113,878)	(111,740)

Change in net assets from shareholder distributions	(7,600,554)	(7,766,455)

Change in net assets from capital transactions	(75,479,049)	(87,032,588)

Change in net assets	(96,874,667)	(33,902,524)

Net Assets:
Beginning of year	461,473,753	495,376,277

End of year	$364,599,086	$461,473,753

Accumulated undistributed net investment income at end of year	$–	$1,859,030

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$11,788,749	$12,826,764
Dividends reinvested	7,486,676	7,654,715
Cost of shares redeemed	(94,798,602)	(105,336,157)

Total Class II	(75,523,177)	(84,854,678)

Class VI Shares
Proceeds from shares issued	2,826,881	2,259,273
Dividends reinvested	113,878	111,740
Cost of shares redeemed	(2,896,631)	(4,548,923)

Total Class VI	44,128	(2,177,910)

Change in net assets from capital transactions	$(75,479,049)	$(87,032,588)

SHARE TRANSACTIONS:
Class II Shares
Issued	1,298,102	1,496,745
Reinvested	829,694	913,754
Redeemed	(10,261,096)	(12,548,191)

Total Class II Shares	(8,133,300)	(10,137,692)

Class VI Shares
Issued	313,866	272,812
Reinvested	12,734	13,361
Redeemed	(314,838)	(541,120)

Total Class VI Shares	11,762	(254,947)

Total change in shares	(8,121,538)	(10,392,639)

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Assets Value, End of Period	Total Return	Net Asset at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class II Shares
Year Ended December 31, 2011(c)	$9.27	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.75	(3.93)%	$358,725,719	0.58%	1.36%	0.58%	15.64%
Year Ended December 31, 2010(c)	$8.23	0.12	1.06	1.18	(0.14)	–	(0.14)	–	$9.27	14.63%	$455,359,563	0.58%	1.38%	0.58%	7.86%
Year Ended December 31, 2009(c)	$6.89	0.13	1.71	1.84	(0.08)	(0.42)	(0.50)	–	$8.23	27.21%	$487,859,620	0.57%	1.79%	0.57%	11.13%
Year Ended December 31, 2008	$13.60	0.19	(4.68)	(4.49)	(0.23)	(1.99)	(2.22)	–	$6.89	(36.84)%	$439,636,912	0.57%	1.67%	0.57%	21.38%
Year Ended December 31, 2007	$13.51	0.22	0.59	0.81	(0.27)	(0.45)	(0.72)	–	$13.60	5.96%	$762,322,072	0.56%	1.60%	0.56%	76.72%

Class VI Shares
Year Ended December 31, 2011(c)	$9.22	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.70	(3.94)%	$5,873,367	0.58%	1.44%	0.58%	15.64%
Year Ended December 31, 2010(c)	$8.19	0.11	1.06	1.17	(0.14)	–	(0.14)	–	$9.22	14.57%	$6,114,190	0.57%	1.36%	0.57%	7.86%
Year Ended December 31, 2009(c)	$6.85	0.14	1.70	1.84	(0.08)	(0.42)	(0.50)	–	$8.19	27.37%	$7,516,657	0.57%	1.89%	0.57%	11.13%
Year Ended December 31, 2008	$13.54	0.19	(4.66)	(4.47)	(0.23)	(1.99)	(2.22)	–	$6.85	(36.89)%	$5,683,529	0.57%	1.55%	0.57%	21.38%
Year Ended December 31, 2007	$13.47	0.24	0.57	0.81	(0.29)	(0.45)	(0.74)	–	$13.54	5.97%	$13,867,714	0.55%	1.80%	0.55%	76.72%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered of open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$346,807,929	$—	$—	$364,807,929
Total	$346,807,929	$—	$—	$346,807,929
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

18	Annual Report 2011

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to returns of capital. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

20	Annual Report 2011

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $1,311.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $629,613 in Administrative Servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $6,106.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $6,007.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2011
Nationwide International Index Fund, Institutional Class	$30,317,870	$365,102	$31,616,498	$280,281	$4,819,955	$–
NVIT International Index Fund, Class Y	103,186,677	49,334,078	23,876,991	3,218,670	(8,517,916)	109,843,841
NVIT Mid Cap Index Fund, Class Y	72,238,714	4,370,505	20,966,149	593,331	(328,122)	54,581,510
NVIT S&P 500 Index Fund, Class Y	185,835,042	4,515,750	44,825,687	3,022,677	(6,912,236)	145,682,884
NVIT Small Cap Index Fund, Class Y	49,496,675	2,641,361	14,287,553	414,887	(875,363)	36,255,970
NVIT Bond Index Fund, Class Y	20,665,983	5,139,661	8,208,639	632,277	549,610	18,443,724

Amount designated as “—” is zero or has been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $66,366,457 and sales of $143,781,517 (excluding short-term securities).

22	Annual Report 2011

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$7,600,554	$—	$7,600,554	$—	$7,600,554

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$7,766,455	$—	$7,766,455	$—	$7,766,455

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(31,395,838)	$(35,610,160)	$(67,005,998)

Amounts designated as “—” are zero or have been rounded to zero.

* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and capital loss carryforward.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$400,418,089	$15,524,276	$(51,134,436)	$(35,610,160)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$5,863,727	2017

24	Annual Report 2011

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$25,532,111

Amount designated as “—” is zero or has been rounded to zero.

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Investor Destinations Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

26	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 66.94%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $3,379,790 or $0.0811 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $95,851 or $0.0023 per outstanding share.

2011 Annual Report	27

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

28	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments4.	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	31

NVIT Investor Destinations Balanced Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-BAL (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Some of the Fund’s underlying funds seek to match the performance of an index. These underlying funds generally do not attempt to hedge against market declines, and therefore may fall in value more than other mutual funds in the event of a general market decline.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index,

2011 Annual Report	5

Important Disclosures (Continued)

which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC, Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Investor Destinations Balanced Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Investor Destinations Balanced Fund (Class II at NAV) returned 0.88% versus 3.96% for its composite benchmark, which consists of 50% S&P 500® Index, 30% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 20% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 219 funds as of December 31, 2011) was 0.21% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Bond Index Fund and the NVIT S&P 500 Index Fund (with target allocations of 30% and 25%, respectively), which gained 7.56% and 1.86%, respectively.

During much of 2011, investors shifted their capital away from riskier investments into safer investment vehicles, and this behavior led the U.S. Treasury bond component of the BARCAP U.S. Aggregate Bond Index to post a return of 9.80% and contributed to lower interest rates during the reporting period. Corporate bonds, another key component of this Index, returned 8.10% during the reporting period.

Seven out of 10 sectors within the S&P 500 Index recorded positive returns during the reporting period. The utilities sector, with 19.93%, was the strongest sector in terms of performance and the financials sector, which registered (16.69)%, was the weakest sector in terms of performance during the reporting period.

What areas of investment detracted from Fund performance?

The underlying investments that detracted from Fund performance during the reporting period were the NVIT International Index Fund, the NVIT Mid Cap Index Fund and the NVIT Small Cap Index Fund (with target allocations of 12%, 10% and 3%, respectively), which registered (12.44)%, (2.39)% and (4.15)%, respectively.

Three out of 10 sectors within the MSCI EAFE® Index posted positive returns during the reporting period. The health-care sector contributed the most to this Index with 5.63%, and the materials sector, which registered (22.69)%, detracted most from this Index during the reporting period.

Five out of 10 sectors within the S&P MidCap 400® Index posted positive returns during the reporting period. The consumer staples sector contributed the most to this Index with 22.16%, and the information technology sector, which registered (11.54)%, detracted most from this Index during the reporting period.

Three out of 10 sectors within the Russell 2000® Index posted positive returns during the reporting period. The utilities sector contributed the most to this Index with 16.64%, and the materials sector, which registered (12.22)%, detracted most from this Index during the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT Investor Destinations Balanced Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class II	0.88%	11.86%
Class VI3	0.87%	11.89%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2009.

[3]

These returns were achieved prior to the creation of Class VI shares (April 30, 2010) and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.88%
Class VI	0.88%
*	Current effective prospectus dated May 1, 2011. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Balanced Fund since inception versus performance of the Composite Index (a), the S&P 500® Index(b), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(c), the Citigroup 3-Month Treasury Bill (T-Bill) Index(d), and the Consumer Price Index (CPI)(e) since 4/1/09. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 50% S&P 500® Index, 30% BARCAP U.S. Aggregate Bond Index and 20% Citigroup 3-Month T-Bill Index.

(b)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(c)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(d)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Investor Destinations Balanced Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	971.60	2.88	0.58
	Hypothetical[c]	1,000.00	1,022.28	2.96	0.58
Class VI Shares	Actual	1,000.00	971.50	2.88	0.58
	Hypothetical[c]	1,000.00	1,022.28	2.96	0.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Investor Destinations Balanced Fund

Asset Allocation
Equity Funds	49.8%
Fixed Income Funds	37.7%
Fixed Contract	9.2%
Money Market Fund	3.3%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings††
NVIT Bond Index Fund, Class Y	30.3%
NVIT S&P 500 Index Fund, Class Y	24.9%
NVIT International Index Fund, Class Y	13.0%
Nationwide Fixed Contract	9.2%
NVIT Mid Cap Index Fund, Class Y	7.9%
NVIT Enhanced Income Fund, Class Y	7.5%
NVIT Small Cap Index Fund, Class Y	4.0%
NVIT Money Market Fund, Class Y	3.2%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Investor Destinations Balanced Fund

Mutual Funds 90.8%

	Shares	Market Value

Equity Funds 49.8%
NVIT International Index Fund, Class Y (a)	8,998,974	$65,332,550
NVIT Mid Cap Index Fund, Class Y (a)	2,276,921	39,959,968
NVIT S&P 500 Index Fund, Class Y (a)	14,299,876	124,980,918
NVIT Small Cap Index Fund, Class Y (a)	2,224,461	19,908,927

Total Equity Funds (cost $249,125,466)		250,182,363

Fixed Income Funds 37.7%
NVIT Bond Index Fund, Class Y (a)	13,998,471	151,883,414
NVIT Enhanced Income Fund, Class Y (a)	3,834,765	37,695,742

Total Fixed Income Funds (cost $186,272,953)		189,579,156

Money Market Fund 3.3%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	16,329,175	16,329,175

Total Money Market Fund (cost $16,329,175)		16,329,175

Total Mutual Funds (cost $451,727,594)		456,090,694

Fixed Contract 9.2%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$46,390,694	46,390,694

Total Fixed Contract (cost $46,390,694)		46,390,694

Total Investments (cost $498,118,288) (d) — 100.0%		502,481,388
Liabilities in excess of other assets — 0.0%†		(144,419)

NET ASSETS — 100.0%		$502,336,969

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Investor Destinations Balanced Fund
Assets:
Investments in affiliates, at value (cost $498,118,288)	$502,481,388
Receivable for capital shares issued	1,157,962
Prepaid expenses	880

Total Assets	503,640,230

Liabilities:
Payable for investments purchased	1,047,187
Payable for capital shares redeemed	4,036
Accrued expenses and other payables:
Investment advisory fees	53,945
Fund administration fees	12,929
Distribution fees	103,742
Administrative servicing fees	58,183
Accounting and transfer agent fees	782
Trustee fees	2,911
Custodian fees	2,673
Compliance program costs (Note 3)	709
Professional fees	7,353
Printing fees	5,909
Other	2,902

Total Liabilities	1,303,261

Net Assets	$502,336,969

Represented by:
Capital	$491,193,860
Accumulated net realized gains from investment transactions with affiliates	6,780,009
Net unrealized appreciation/(depreciation) from investments in affiliates	4,363,100

Net Assets	$502,336,969

Net Assets:
Class II Shares	$501,888,883
Class VI Shares	448,086

Total	$502,336,969

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	39,145,347
Class VI Shares	34,941

Total	39,180,288

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.82
Class VI Shares	$12.82

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$8,239,795
Interest income from affiliates	1,172,248
Other income from non-affiliates	211

Total Income	9,412,254

EXPENSES:
Investment advisory fees	503,835
Fund administration fees	128,095
Distribution fees Class II Shares	967,869
Distribution fees Class VI Shares	1,053
Administrative servicing fees Class II Shares	580,724
Administrative servicing fees Class VI Shares	556
Professional fees	27,782
Printing fees	12,913
Trustee fees	9,379
Custodian fees	15,500
Accounting and transfer agent fees	59
Compliance program costs (Note 3)	1,973
Other	9,740

Total expenses before earnings credit	2,259,478

Earnings credit (Note 6)	(2)

Net Expenses	2,259,476

NET INVESTMENT INCOME	7,152,778

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	521,739
Net realized gains from investment transactions with affiliates	6,271,595

Net realized gains from investments in affiliates	6,793,334

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(11,620,004)

Net realized/unrealized losses from affiliated investments	(4,826,670)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,326,108

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$7,152,778	$2,925,891
Net realized gains from investment transactions with affiliates	6,793,334	1,071,744
Net change in unrealized appreciation/(depreciation) from affiliated investments	(11,620,004)	14,054,761

Change in net assets resulting from operations	2,326,108	18,052,396

Distributions to Shareholders From:
Net investment income:
Class II	(8,394,207)	(1,872,351)
Class VI (a)	(9,220)	(2,143)
Net realized gains:
Class II	(527,263)	(456,103)
Class VI (a)	(406)	(892)

Change in net assets from shareholder distributions	(8,931,096)	(2,331,489)

Change in net assets from capital transactions	225,062,095	206,607,329

Change in net assets	218,457,107	222,328,236

Net Assets:
Beginning of year	283,879,862	61,551,626

End of year	$502,336,969	$283,879,862

Accumulated undistributed net investment income at end of year	$–	$1,237,735

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$220,040,896	$207,233,027
Dividends reinvested	8,921,470	2,328,454
Cost of shares redeemed	(3,760,570)	(3,516,194)

Total Class II	225,201,796	206,045,287

Class VI Shares
Proceeds from shares issued	182,873	588,488 (a)
Dividends reinvested	9,626	3,035 (a)
Cost of shares redeemed	(332,200)	(29,481) (a)

Total Class VI	(139,701)	562,042 (a)

Change in net assets from capital transactions	$225,062,095	$206,607,329

SHARE TRANSACTIONS:
Class II Shares
Issued	16,937,112	16,786,300
Reinvested	694,220	188,488
Redeemed	(291,430)	(286,762)

Total Class II Shares	17,339,902	16,688,026

2011 Annual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Balanced Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Class VI Shares
Issued	14,359	47,570	(a)
Reinvested	744	244	(a)
Redeemed	(25,524)	(2,452)	(a)

Total Class VI Shares	(10,421)	45,362	(a)

Total change in shares	17,329,481	16,733,388

Amount designed as “—” is zero or has been rounded to zero.

(a)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Year Ended December 31, 2011(e)	$12.99	0.24	(0.11)	0.13	(0.28)	(0.02)	(0.30)	–	$12.82	0.88%	$501,888,883	0.58%	1.84%	0.58%	11.93%
Year Ended December 31, 2010(e)	$12.03	0.25	0.91	1.16	(0.17)	(0.03)	(0.20)	–	$12.99	9.81%	$283,290,549	0.61%	2.00%	0.61%	4.07%
Period Ended December 31, 2009(e)(f)	$10.00	0.27	2.04	2.31	(0.19)	(0.09)	(0.28)	–	$12.03	23.15%	$61,551,626	0.66%	2.94%	0.75%	14.53%

Class VI Shares
Year Ended December 31, 2011(e)	$12.99	0.22	(0.09)	0.13	(0.28)	(0.02)	(0.30)	–	$12.82	0.87%	$448,086	0.57%	1.71%	0.57%	11.93%
Period Ended December 31, 2010(e)(g)	$12.47	0.22	0.45	0.67	(0.12)	(0.03)	(0.15)	–	$12.99	5.51%	$589,313	0.51%	2.59%	0.51%	4.07%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
(g)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Annual Report 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered of open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the year ended December 31, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day’s net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$46,390,694	$—	$46,390,694
Mutual Funds	456,090,694	—	—	456,090,694
Total	$456,090,694	$46,390,694	$—	$502,481,388

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to the redesignation of distributions. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that

20	Annual Report 2011

position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2012.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2009 (a)	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$14,393	$—	$—	$14,393

(a)	For the period March 25, 2009 (commencement of operations) to December 31, 2009.

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $1,973.

22	Annual Report 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $581,280 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,125.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $244.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

5.   Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT International Index Fund, Class Y	$34,369,025	$39,843,142	$228,950	$1,581,004	$30,601	$65,332,550
NVIT Mid Cap Index Fund, Class Y	$30,613,071	$23,687,529	$13,965,916	$363,627	$3,664,750	$39,959,968
NVIT S&P 500 Index Fund, Class Y	74,306,612	60,216,983	9,812,358	1,950,190	2,120,444	124,980,918
NVIT Small Cap Index Fund, Class Y	9,393,530	13,000,740	1,845,235	158,736	434,150	19,908,927
NVIT Bond Index Fund, Class Y	80,726,836	77,807,604	11,531,709	3,783,369	575,949	151,883,414
NVIT Enhanced Income Fund, Class Y	20,361,768	19,128,910	1,483,391	402,869	(32,560)	37,695,742
NVIT Money Market Fund, Class Y	12,420,068	8,887,222	4,978,115	—	—	16,329,175
Nationwide Fixed Contract	21,166,503	26,860,872	2,808,930	1,172,248	—	46,390,694

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $269,433,002 and sales of $46,654,604 (excluding short-term securities).

24	Annual Report 2011

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.   New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,553,991	$377,105	$8,931,096	$—	$8,931,096

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,992,231	$339,258	$2,331,489	$—	$2,331,489

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$6,814,138	$6,814,138	$—	$—	$4,328,971	$11,143,109

Amounts	designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$498,152,417	$14,553,773	$(10,224,802)	$4,328,971

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Investor Destinations Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Balanced Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	27

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 32.31%.

The Fund designates $377,105, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $1,527,249 or $0.0390 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $41,490 or $0.0011 per outstanding share.

28	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Annual Report 2011

NVIT Investor Destinations Capital

Appreciation Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-CAP (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line.

We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Some of the Fund’s underlying funds seek to match the performance of an index. These underlying funds generally do not attempt to hedge against market declines, and therefore may fall in value more than other mutual funds in the event of a general market decline.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

2011 Annual Report	5

Important Disclosures (Continued)

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Investor Destinations Capital Appreciation Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Investor Destinations Capital Appreciation Fund (Class II at NAV) registered (0.94)% versus 3.52% for its composite benchmark, which consists of 70% S&P 500® Index, 20% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 10% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 265 funds as of December 31, 2011) was (1.46)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Bond Index Fund and the NVIT S&P 500 Index Fund (with target allocations of 19% and 33%, respectively), which gained 7.56% and 1.86%, respectively.

During much of 2011, investors shifted their capital away from riskier investments into safer investment vehicles, and this behavior led the U.S. Treasury bond component of the BARCAP U.S. Aggregate Bond Index to post a return of 9.80% and contributed to lower interest rates during the reporting period. Corporate bonds, another key component of this Index, returned 8.10% during the reporting period.

Seven out of 10 sectors within the S&P 500 Index recorded positive returns during the reporting period. The utilities sector, with 19.93%, was the strongest sector in terms of performance and the financials sector, which registered (16.69)%, was the weakest sector in terms of performance during the reporting period.

What areas of investment detracted from Fund performance?

The underlying investments that detracted from Fund performance during the reporting period were the NVIT International Index Fund, the NVIT Mid Cap Index Fund and the NVIT Small Cap Index Fund (with target allocations of 20%, 13% and 5%, respectively), which registered (12.44)%, (2.39)% and (4.15)%, respectively.

Three out of 10 sectors within the MSCI EAFE® Index posted positive returns during the reporting period. The health-care sector contributed the most to this Index with 5.63%, and the materials sector, which registered (22.69)%, detracted most from this Index during the reporting period.

Five out of 10 sectors within the S&P MidCap 400® Index posted positive returns during the reporting period. The consumer staples sector contributed the most to this Index with 22.16%, and the information technology sector, which registered (11.54)%, detracted most from this Index during the reporting period.

Three of 10 sectors within the Russell 2000® Index posted positive returns during the reporting period. The utilities sector contributed the most to this Index with 16.64%, and the materials sector, which registered (12.22)%, detracted most from this Index during the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT Investor Destinations Capital Appreciation Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class II	(0.94)%	14.70%
Class VI3	(0.98)%	14.70%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2009.

[3]

These returns were achieved prior to the creation of Class VI shares (April 30, 2010) and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.85%
Class VI	0.85%
*	Current effective prospectus dated May 1, 2011. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Capital Appreciation Fund since inception versus performance of the Composite Index(a), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(b), the S&P 500® Index(c), the Citigroup 3-Month Treasury Bill (T-Bill) Index(d), and the Consumer Price Index (CPI)(e) since 4/1/09. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 70% S&P 500® Index, 20% BARCAP U.S. Aggregate Bond Index and 10% Citigroup 3-Month T-Bill Index.

(b)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(c)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(d)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Investor Destinations Capital Appreciation Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	945.70	2.80	0.57
	Hypothetical[c]	1,000.00	1,022.33	2.91	0.57
Class VI Shares	Actual	1,000.00	945.90	2.80	0.57
	Hypothetical[c]	1,000.00	1,022.33	2.91	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Investor Destinations Capital Appreciation Fund

Asset Allocation
Equity Funds	69.8%
Fixed Income Funds	24.2%
Fixed Contract	5.0%
Money Market Fund	1.0%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings ††
NVIT S&P 500 Index Fund, Class Y	32.9%
NVIT International Index Fund, Class Y	20.0%
NVIT Bond Index Fund, Class Y	19.2%
NVIT Mid Cap Index Fund, Class Y	10.9%
NVIT Small Cap Index Fund, Class Y	6.0%
Nationwide Fixed Contract	5.0%
NVIT Enhanced Income Fund, Class Y	5.0%
NVIT Money Market Fund, Class Y	1.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 95.0%

	Shares	Market Value

Equity Funds 69.8%
NVIT International Index Fund, Class Y (a)	25,416,071	$184,520,673
NVIT Mid Cap Index Fund, Class Y (a)	5,747,120	100,861,955
NVIT S&P 500 Index Fund, Class Y (a)	34,651,146	302,851,018
NVIT Small Cap Index Fund, Class Y (a)	6,124,891	54,817,771

Total Equity Funds (cost $650,326,902)		643,051,417

Fixed Income Funds 24.2%
NVIT Bond Index Fund, Class Y (a)	16,275,149	176,585,369
NVIT Enhanced Income Fund, Class Y (a)	4,684,894	46,052,504

Total Fixed Income Funds (cost $218,651,292)		222,637,873

Money Market Fund 1.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	9,303,826	9,303,826

Total Money Market Fund (cost $9,303,826)		9,303,826

Total Mutual Funds (cost $878,282,020)		874,993,116

Fixed Contract 5.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$46,126,783	$46,126,783

Total Fixed Contract (cost $46,126,783)		46,126,783

Total Investments (cost $924,408,803) (d)—100.0%		921,119,899

Liabilities in excess of other assets—0.0%†		(430,849)

NET ASSETS—100.0%		$920,689,050

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $924,408,803)	$921,119,899
Receivable for capital shares issued	253,390
Prepaid expenses	1,469

Total Assets	921,374,758

Liabilities:
Payable for investments purchased	240,276
Payable for capital shares redeemed	467
Accrued expenses and other payables:
Investment advisory fees	98,098
Fund administration fees	20,549
Distribution fees	188,651
Administrative servicing fees	105,637
Accounting and transfer agent fees	524
Trustee fees	5,128
Custodian fees	4,757
Compliance program costs (Note 3)	1,473
Professional fees	8,710
Printing fees	5,797
Other	5,641

Total Liabilities	685,708

Net Assets	$920,689,050

Represented by:
Capital	$910,667,421
Accumulated net realized gains from investment transactions with affiliates	13,310,533
Net unrealized appreciation/(depreciation) from investments in affiliates	(3,288,904)

Net Assets	$920,689,050

Net Assets:
Class II Shares	$920,160,293
Class VI Shares	528,757

Total	$920,689,050

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	66,603,094
Class VI Shares	38,273

Total	66,641,367

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.82
Class VI Shares	$13.82

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$15,159,295
Interest income from affiliates	1,104,013
Other income from non-affiliates	366

Total Income	16,263,674

EXPENSES:
Investment advisory fees	887,191
Fund administration fees	193,484
Distribution fees Class II Shares	1,704,915
Distribution fees Class VI Shares	1,238
Administrative servicing fees Class II Shares	1,022,954
Administrative servicing fees Class VI Shares	703
Professional fees	39,045
Printing fees	10,341
Trustee fees	17,909
Custodian fees	27,302
Accounting and transfer agent fees	106
Compliance program costs (Note 3)	3,553
Other	15,467

Total expenses before earnings credit	3,924,208

Earnings credit (Note 6)	(1)

Net Expenses	3,924,207

NET INVESTMENT INCOME	12,339,467

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	1,320,102
Net realized gains from investment transactions with affiliates	12,028,281

Net realized gains from investments with affiliates	13,348,383

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(39,113,689)

Net realized/unrealized losses from affiliated investments	(25,765,306)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,425,839)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$12,339,467	$4,616,433
Net realized gains from investment transactions with affiliates	13,348,383	1,299,229
Net change in unrealized appreciation/(depreciation) from affiliated investments	(39,113,689)	30,755,994

Change in net assets resulting from operations	(13,425,839)	36,671,656

Distributions to Shareholders From:
Net investment income:
Class II	(14,254,664)	(2,919,736)
Class VI(a)	(7,055)	(1,426)
Net realized gains:
Class II	(688,539)	(675,831)
Class VI(a)	(312)	(327)

Change in net assets from shareholder distributions	(14,950,570)	(3,597,320)

Change in net assets from capital transactions	513,884,853	284,683,379

Change in net assets	485,508,444	317,757,715

Net Assets:
Beginning of year	435,180,606	117,422,891

End of year	$920,689,050	$435,180,606

Accumulated undistributed net investment income at end of year	$–	$1,884,519

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$506,713,929	$282,183,749
Dividends reinvested	14,943,203	3,595,567
Cost of shares redeemed	(8,076,241)	(1,308,049)

Total Class II	513,580,891	284,471,267

Class VI Shares
Proceeds from shares issued	1,189,074	276,273	(a)
Dividends reinvested	7,367	1,753	(a)
Cost of shares redeemed	(892,479)	(65,914)	(a)

Total Class VI	303,962	212,112	(a)

Change in net assets from capital transactions	$513,884,853	$284,683,379

SHARE TRANSACTIONS:
Class II Shares
Issued	35,555,104	21,273,810
Reinvested	1,073,077	271,904
Redeemed	(561,300)	(101,729)

Total Class II Shares	36,066,881	21,443,985

(a)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

2011 Annual Report	15

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Capital Appreciation Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Class VI Shares
Issued	82,585	21,250	(a)
Reinvested	529	132	(a)
Redeemed	(61,368)	(4,855)	(a)

Total Class VI Shares	21,746	16,527	(a)

Total change in shares	36,088,627	21,460,512

(a)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

Amount	designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fee	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class II Shares
Year Ended December 31, 2011(e)	$14.24	0.26	(0.38)	(0.12)	(0.29)	(0.01)	(0.30)	–	$13.82	(0.94)%	$920,160,293	0.57%	1.80%	0.57%	11.61%
Year Ended December 31, 2010(e)	$12.91	0.25	1.28	1.53	(0.17)	(0.03)	(0.20)	–	$14.24	12.03%	$434,945,360	0.59%	1.91%	0.59%	2.76%
Period Ended December 31, 2009(e)(f)	$10.00	0.30	2.87	3.17	(0.19)	(0.07)	(0.26)	–	$12.91	31.81%	$117,422,891	0.60%	3.10%	0.63%	9.87%

Class VI Shares
Year Ended December 31, 2011(e)	$14.23	0.17	(0.30)	(0.13)	(0.27)	(0.01)	(0.28)	–	$13.82	(0.98)%	$528,757	0.57%	1.22%	0.57%	11.61%
Period Ended December 31, 2010(e)(g)	$13.49	0.20	0.70	0.90	(0.13)	(0.03)	(0.16)	–	$14.23	6.81%	$235,246	0.50%	2.21%	0.50%	2.76%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
(g)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Annual Report 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest. The interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the year ended December 31, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$874,993,116	$—	$—	$874,993,116
Fixed Contract	—	46,126,783	—	46,126,783
Total	$874,993,116	$46,126,783	$—	$921,119,899
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to distribution redesignations. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition

20	Annual Report 2011

threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2009 (a)	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$9,592	$—	$—	$9,592
(a)	For the period March 25, 2009 (commencement of operations) through December 31, 2009.

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $3,553.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

22	Annual Report 2011

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $1,023,657 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,044.

For the year ended December 31, 2010, the Fund had no contributions to capital due to the collection of redemption fees.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT International Index Fund, Class Y	$86,319,831	$124,565,351	$1,453,709	$4,500,323	$265,779	$184,520,673
NVIT Mid Cap Index Fund, Class Y	59,944,767	68,880,217	25,545,993	867,625	7,830,356	100,861,955
NVIT S&P 500 Index Fund, Class Y	143,329,345	174,608,242	13,378,951	4,534,485	3,313,021	302,851,018
NVIT Small Cap Index Fund, Class Y	23,590,569	37,659,389	4,406,152	438,095	1,113,250	54,817,771
NVIT Bond Index Fund, Class Y	81,086,146	110,658,721	20,805,270	4,390,325	891,173	176,585,369
NVIT Enhanced Index Fund, Class Y	16,356,038	33,236,079	3,190,024	428,442	(65,196)	46,052,504
NVIT Money Market Fund, Class Y	7,280,687	9,411,275	7,388,136	–	–	9,303,826
Nationwide Fixed Contract	17,365,336	31,415,367	3,757,933	1,104,013	–	46,126,783

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $590,434,641 and sales of $79,926,168 (excluding short-term securities).

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these

24	Annual Report 2011

arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$14,231,732	$718,838	$14,950,570	$—	$14,950,570

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,157,857	$439,463	$3,597,320	$—	$3,597,320

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$13,374,577	$13,374,577	$—	$—	$(3,352,948)	$10,021,629

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$924,472,847	$27,717,550	$(31,070,498)	$(3,352,948)

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Investor Destinations Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	27

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 44.32%.

The Fund designates $718,838, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $4,347,312 or $0.0652 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $118,100 or $0.0018 per outstanding share.

28	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Annual Report 2011

NVIT Investor Destinations Conservative Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

25	Report of Independent Registered Public Accounting Firm

26	Supplemental Information

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-CON (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Some of the Fund’s underlying funds seek to match the performance of an index. These underlying funds generally do not attempt to hedge against market declines, and therefore may fall in value more than other mutual funds in the event of a general market decline

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index,

2011 Annual Report	5

Important Disclosures (Continued)

which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide

Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Investor Destinations Conservative Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Investor Destinations Conservative Fund (Class II at NAV) returned 2.93% versus 3.51% for its composite benchmark, which consists of 20% S&P 500® Index, 35% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 45% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 118 funds as of December 31, 2011) was 1.93% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Bond Index Fund and the Nationwide Contract (with target allocations of 40% and 16% respectively), which gained 7.56% and 3.60%, respectively.

During much of 2011, investors shifted their capital away from riskier investments into safer investment vehicles, and this behavior led the U.S. Treasury bond component of the BARCAP U.S. Aggregate Bond Index to post a return of 9.80% and contributed to lower interest rates during the reporting period. Corporate bonds, another key component of this Index, returned 8.10% during the reporting period.

The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The rate paid by the Nationwide

Contract (which was 3.6% for 2011) is guaranteed for a given period regardless of the current market conditions.

What areas of investment detracted from Fund performance?

The underlying investments that detracted from Fund performance or were neutral in terms of relative returns to the Fund during the reporting period were the NVIT International Index Fund, with a target allocation of 5%, which registered (12.44)%, and the NVIT Mid Cap Index Fund and the NVIT Money Market Fund (with target allocations of 5% and 9%, respectively), which registered (2.39)% and 0.00%, respectively.

Three out of 10 sectors within the MSCI EAFE® Index posted positive returns during the reporting period. The health-care sector contributed the most to this Index with 5.63%, and the materials sector, which registered (22.69)%, detracted most from this Index during the reporting period.

Five out of 10 sectors within the S&P MidCap 400® Index posted positive returns during the reporting period. The consumer staples sector contributed the most to this Index with 22.16%, and the information technology sector, which registered (11.54)%, detracted most from this Index during the reporting period.

Money market instruments have struggled to achieve meaningful returns in the continuing low-yield market environment. As long as the Federal Reserve Board continues to adhere to a near-zero interest-rate policy, yields on money funds (which hold only high-quality, ultra-short-term investments) will continue to be challenged to achieve any sort of return for investors.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT Investor Destinations Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class II2	2.93%	3.32%	3.89%
Class VI3	2.94%	3.34%	3.92%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	As of April 30, 2004, all existing shares were designated Class II shares.

[3]

These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.83%
Class VI	0.83%
*	Current effective prospectus dated May 1, 2011. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Conservative Fund versus performance of the Composite Index(a), the S&P 500® Index(b), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(c), the Citigroup 3-Month Treasury Bill (T-Bill) Index(d), the and the Consumer Price Index (CPI)(e) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 20% S&P 500® Index, 35% BARCAP U.S. Aggregate Bond Index and 45% Citigroup 3-Month T-Bill Index.

(b)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(c)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(d)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Investor Destinations Conservative Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	1,004.50	2.93	0.58
	Hypothetical[c]	1,000.00	1,022.28	2.96	0.58
Class VI Shares	Actual	1,000.00	1,005.40	2.93	0.58
	Hypothetical[c]	1,000.00	1,022.28	2.96	0.58

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Investor Destinations Conservative Fund

Asset Allocation
Fixed Income Funds	54.2%
Equity Funds	19.9%
Fixed Contract	17.9%
Money Market Fund	8.0%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings ††
NVIT Bond Index Fund, Class Y	40.2%
Nationwide Fixed Contract	17.9%
NVIT Enhanced Income Fund, Class Y	14.0%
NVIT S&P 500 Index Fund, Class Y	11.9%
NVIT Money Market Fund, Class Y	8.0%
NVIT International Index Fund, Class Y	5.0%
NVIT Mid Cap Index Fund, Class Y	3.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Investor Destinations Conservative Fund

Mutual Funds 82.1%

	Shares	Market Value

Equity Funds 19.9%
NVIT International Index Fund, Class Y (a)	4,430,936	$32,168,593
NVIT Mid Cap Index Fund, Class Y (a)	1,093,196	19,185,594
NVIT S&P 500 Index Fund, Class Y (a)	8,787,491	76,802,670

Total Equity Funds (cost $114,940,186)		128,156,857

Fixed Income Funds 54.2%
NVIT Bond Index Fund, Class Y (a)	23,894,350	259,253,701
NVIT Enhanced Income Fund, Class Y (a)	9,163,881	90,080,949

Total Fixed Income Funds (cost $339,756,496)		349,334,650

Money Market Fund 8.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	51,456,676	51,456,676

Total Money Market Fund (cost $51,456,676)		51,456,676

Total Mutual Funds (cost $506,153,358)		528,948,183

Fixed Contract 17.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$115,574,030	$115,574,030

Total Fixed Contract (cost $115,574,030)		115,574,030

Total Investments (cost $621,727,388) (d)—100.0%		644,522,213

Liabilities in excess of other assets—0.0%†		(67,987)

NET ASSETS—100.0%		$644,454,226

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $621,727,388)	$644,522,213
Receivable for capital shares issued	1,486,630
Prepaid expenses	1,186

Total Assets	646,010,029

Liabilities:
Payable for investments purchased	1,178,541
Payable for capital shares redeemed	49,385
Accrued expenses and other payables:
Investment advisory fees	69,435
Fund administration fees	15,611
Distribution fees	133,531
Administrative servicing fees	78,977
Accounting and transfer agent fees	2,990
Trustee fees	4,174
Custodian fees	3,575
Compliance program costs (Note 3)	810
Professional fees	8,523
Printing fees	7,336
Other	2,915

Total Liabilities	1,555,803

Net Assets	$644,454,226

Represented by:
Capital	$612,083,328
Accumulated undistributed net investment income	5,564
Accumulated net realized gains from investment transactions with affiliates	9,570,509
Net unrealized appreciation/(depreciation) from investments in affiliates	22,794,825

Net Assets	$644,454,226

Net Assets:
Class II Shares	$625,729,851
Class VI Shares	18,724,375

Total	$644,454,226

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	61,331,166
Class VI Shares	1,843,813

Total	63,174,979

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.20
Class VI Shares	$10.16

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$10,574,266
Interest income from affiliates	3,471,606
Other income from non-affiliates	314

Total Income	14,046,186

EXPENSES:
Investment advisory fees	714,972
Fund administration fees	164,146
Distribution fees Class II Shares	1,329,347
Distribution fees Class VI Shares	45,612
Administrative servicing fees Class II Shares	797,612
Administrative servicing fees Class VI Shares	27,367
Professional fees	31,506
Printing fees	10,899
Trustee fees	17,645
Custodian fees	21,666
Accounting and transfer agent fees	221
Compliance program costs (Note 3)	2,843
Other	11,410

Total expenses before earnings credit	3,175,246

Earnings credit (Note 6)	(5)

Net Expenses	3,175,241

NET INVESTMENT INCOME	10,870,945

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	260,917
Net realized gains from investment transactions with affiliates	9,327,666

Net realized gains from investments in affiliates	9,588,583

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(4,057,417)

Net realized/unrealized gains from affiliated investments	5,531,166

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,402,111

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$10,870,945	$9,426,024
Net realized gains from investment transactions with affiliates	9,588,583	451,433
Net change in unrealized appreciation/(depreciation) from affiliated investments	(4,057,417)	16,657,695

Change in net assets resulting from operations	16,402,111	26,535,152

Distributions to Shareholders From:
Net investment income:
Class II	(12,938,024)	(9,423,161)
Class VI	(459,554)	(412,983)
Net realized gains:
Class II	(1,907,716)	(1,155,091)
Class VI	(59,294)	(63,810)

Change in net assets from shareholder distributions	(15,364,588)	(11,055,045)

Change in net assets from capital transactions	137,942,378	89,010,148

Change in net assets	138,979,901	104,490,255

Net Assets:
Beginning of year	505,474,325	400,984,070

End of year	$644,454,226	$505,474,325

Accumulated undistributed net investment income at end of year	$5,564	$2,532,197

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$186,200,088	$134,185,672
Dividends reinvested	14,845,740	10,578,252
Cost of shares redeemed	(64,382,179)	(60,823,565)

Total Class II	136,663,649	83,940,359

Class VI Shares
Proceeds from shares issued	8,187,557	18,888,949
Dividends reinvested	518,848	476,793
Cost of shares redeemed	(7,427,676)	(14,295,953)

Total Class VI	1,278,729	5,069,789

Change in net assets from capital transactions	$137,942,378	$89,010,148

SHARE TRANSACTIONS:
Class II Shares
Issued	18,265,421	13,464,466
Reinvested	1,460,923	1,067,208
Redeemed	(6,279,829)	(6,080,291)

Total Class II Shares	13,446,515	8,451,383

Class VI Shares
Issued	802,688	1,911,094
Reinvested	51,286	48,341
Redeemed	(731,677)	(1,445,519)

Total Class VI Shares	122,297	513,916

Total change in shares	13,568,812	8,965,299

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class II Shares
Year Ended December 31, 2011(c)	$10.19	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.20	2.93%	$625,729,851	0.58%	1.98%	0.58%	15.78%
Year Ended December 31, 2010(c)	$9.87	0.21	0.36	0.57	(0.22)	(0.03)	(0.25)	–	$10.19	5.89%	$488,007,697	0.58%	2.10%	0.58%	11.91%
Year Ended December 31, 2009(c)	$9.27	0.24	0.59	0.83	(0.18)	(0.05)	(0.23)	–	$9.87	9.08%	$389,117,123	0.57%	2.55%	0.57%	42.55%
Year Ended December 31, 2008	$10.40	0.30	(0.91)	(0.61)	(0.34)	(0.18)	(0.52)	–	$9.27	(6.02)%	$338,713,566	0.56%	3.04%	0.56%	24.69%
Year Ended December 31, 2007	$10.46	0.37	0.19	0.56	(0.37)	(0.25)	(0.62)	–	$10.40	5.38%	$309,288,876	0.57%	3.52%	0.57%	101.35%

Class VI Shares
Year Ended December 31, 2011(c)	$10.15	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.16	2.94%	$18,724,375	0.58%	1.94%	0.58%	15.78%
Year Ended December 31, 2010(c)	$9.83	0.22	0.36	0.58	(0.23)	(0.03)	(0.26)	–	$10.15	5.93%	$17,466,628	0.58%	2.20%	0.58%	11.91%
Year Ended December 31, 2009(c)	$9.22	0.25	0.59	0.84	(0.18)	(0.05)	(0.23)	–	$9.83	9.25%	$11,866,947	0.57%	2.64%	0.57%	42.55%
Year Ended December 31, 2008	$10.36	0.32	(0.94)	(0.62)	(0.34)	(0.18)	(0.52)	–	$9.22	(6.17)%	$7,583,478	0.55%	3.14%	0.55%	24.69%
Year Ended December 31, 2007	$10.43	0.37	0.19	0.56	(0.38)	(0.25)	(0.63)	–	$10.36	5.43%	$5,409,132	0.56%	3.58%	0.56%	101.35%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the year ended December 31, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following

18	Annual Report 2011

factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day’s net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$115,574,030	$—	$115,574,030
Mutual Funds	528,948,183	—	—	528,948,183
Total	$528,948,183	$115,574,030	$—	$644,522,213
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2011, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the values of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

20	Annual Report 2011

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,843.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $824,979 in Administrative Servicing fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $77,688.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $14,435.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT International Index Fund, Class Y	$26,334,630	$13,112,955	$3,252,246	$867,406	$154,918	$32,168,593
NVIT Mid Cap Index Fund, Class Y	28,428,880	8,710,121	18,724,443	226,894	7,848,932	19,185,594
NVIT S&P 500 Index Fund, Class Y	55,007,385	31,563,957	10,648,371	1,221,220	188,678	76,802,670
NVIT Bond Index Fund, Class Y	196,340,984	80,632,161	26,465,488	7,106,739	1,598,715	259,253,701
NVIT Enhanced Income Fund, Class Y	79,513,487	26,620,673	15,214,343	1,152,007	(202,660)	90,080,949
NVIT Money Market Fund, Class Y	29,850,096	25,051,972	3,445,392	–	–	51,456,676
Nationwide Fixed Contract	90,163,672	31,434,013	9,495,262	3,471,606	–	115,574,030

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is

22	Annual Report 2011

applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $217,125,852 and sales of $87,245,545 (excluding short-term securities).

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,397,578	$1,967,010	$15,364,588	$—	$15,364,588

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,836,144	$1,218,901	$11,055,045	$—	$11,055,045

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$5,564	$9,972,030	$9,977,594	$—	$—	$22,393,304	$32,370,898

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$622,128,909	$26,051,600	$(3,658,296)	$22,393,304

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Investor Destinations Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	25

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 12.60%.

The Fund designates $1,967,010, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $837,914 or $0.0133 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $22,760 or $0.0004 per outstanding share.

26	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	27

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Annual Report 2011

NVIT Investor Destinations Moderate Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-MOD (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Some of the Fund’s underlying funds seek to match the performance of an index. These underlying funds generally do not attempt to hedge against market declines, and therefore may fall in value more than other mutual funds in the event of a general market decline.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index,

2011 Annual Report	5

Important Disclosures (Continued)

which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide

Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Investor Destinations Moderate Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Investor Destinations Moderate Fund (Class II at NAV) ) registered (0.04)% versus 3.76% for its composite benchmark, which consists of 60% S&P 500® Index, 25% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 15% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 219 funds as of December 31, 2011) was 0.21% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Bond Index Fund and the NVIT S&P 500 Index Fund (with target allocations of 24% and 29%, respectively), which gained 7.56% and 1.86% respectively.

During much of 2011, investors shifted their capital away from riskier investments into safer investment vehicles, and this behavior led the U.S. Treasury bond component of the BARCAP U.S. Aggregate Bond Index to post a return of 9.80% and contributed to lower interest rates during the reporting period. Corporate bonds, another key component of this Index, returned 8.10% during the reporting period.

Seven out of 10 sectors within the S&P 500 Index recorded positive returns during the reporting period. The utilities sector, with 19.93%, was the strongest sector in terms of performance and the financials sector, which registered (16.69)%, was the weakest sector in terms of performance during the reporting period.

What areas of investment detracted from Fund performance?

The underlying investments that detracted from Fund performance during the reporting period were the NVIT International Index Fund, the NVIT Mid Cap Index Fund and the NVIT Small Cap Index Fund (with target allocations of , 10% and 5%, respectively), which registered (12.44)%, (2.39)% and (4.15)%, respectively.

Three out of 10 sectors within the MSCI EAFE® Index posted positive returns during the reporting period. The health-care sector contributed the most to this Index with 5.63%, and the materials sector, which registered (22.69)%, detracted most from this Index during the reporting period.

Five out of 10 sectors within the S&P MidCap 400® Index posted positive returns during the reporting period. The consumer staples sector contributed the most to the Index with 22.16%, and the information technology sector, which registered (11.54)%, detracted most from this Index during the reporting period.

Three out of 10 sectors within the Russell 2000® Index posted positive returns during the reporting period. The utilities sector contributed the most to this Index with 16.64%, and the materials sector, which registered (12.22)%, detracted most from this Index during the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT Investor Destinations Moderate Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class II2	(0.04)%	1.40%	4.10%
Class VI3	(0.04)%	1.39%	4.12%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	As of April 30, 2004, all existing shares were designated Class II shares.

[3]

These returns were achieved prior to the creation of Class VI shares (April 30, 2004) and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.82%
Class VI	0.82%
*	Current effective prospectus dated May 1, 2011. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderate Fund versus performance of the Composite Index(a), the S&P 500® Index(b), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(c), the Citigroup 3-Month Treasury Bill (T-Bill) Index(d), and the Consumer Price Index (CPI)(e) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 60% S&P 500® Index, 25% BARCAP U.S. Aggregate Bond Index and 15% Citigroup 3-Month T-Bill Index.

(b)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(c)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(d)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Investor Destinations Moderate Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	958.80	2.81	0.57
	Hypothetical[c]	1,000.00	1,022.33	2.91	0.57
Class VI Shares	Actual	1,000.00	959.50	2.82	0.57
	Hypothetical[c]	1,000.00	1,022.33	2.91	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Investor Destinations Moderate Fund
December 31, 2011

Asset Allocation
Equity Funds	59.8%
Fixed Income Funds	30.7%
Fixed Contract	7.1%
Money Market Fund	2.5%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings †
NVIT S&P 500 Index Fund, Class Y	28.9%
NVIT Bond Index Fund, Class Y	24.2%
NVIT International Index Fund, Class Y	16.0%
NVIT Mid Cap Index Fund, Class Y	9.9%
Nationwide Fixed Contract	7.0%
NVIT Enhanced Income Fund, Class Y	6.5%
NVIT Small Cap Index Fund, Class Y	5.0%
NVIT Money Market Fund, Class Y	2.5%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Investor Destinations Moderate Fund

Mutual Funds 93.0%

	Shares	Market Value

Equity Funds 59.8%
NVIT International Index Fund, Class Y (a)	63,441,215	$460,583,220
NVIT Mid Cap Index Fund, Class Y (a)	16,301,762	286,095,915
NVIT S&P 500 Index Fund, Class Y (a)	95,010,551	830,392,217
NVIT Small Cap Index Fund, Class Y (a)	15,925,744	142,535,405

Total Equity Funds (cost $1,692,376,023)		1,719,606,757

Fixed Income Funds 30.7%
NVIT Bond Index Fund, Class Y (a)	64,151,404	696,042,734
NVIT Enhanced Income Fund, Class Y (a)	19,036,988	187,133,593

Total Fixed Income Funds (cost $843,247,781)		883,176,327

Money Market Fund 2.5%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	71,949,547	71,949,547

Total Money Market Fund (cost $71,949,547)		71,949,547

Total Mutual Funds (cost $2,607,573,351)		2,674,732,631

Fixed Contract 7.1%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$202,834,975	$202,834,975

Total Fixed Contract (cost $202,834,975)		202,834,975

Total Investments (cost $2,810,408,326) (d) — 100.1%		2,877,567,606

Liabilities in excess of other assets — (0.1)%		(2,744,239)

NET ASSETS — 100.0%		$2,874,823,367

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,810,408,326)	$2,877,567,606
Cash	2,446
Dividends receivable	8,879
Receivable for investments sold	17,002,507
Receivable for capital shares issued	205,896
Prepaid expenses	6,809

Total Assets	2,894,794,143

Liabilities:
Payable for capital shares redeemed	18,488,162
Accrued expenses and other payables:
Investment advisory fees	315,919
Fund administration fees	58,181
Distribution fees	607,542
Administrative servicing fees	386,361
Accounting and transfer agent fees	19,639
Trustee fees	23,673
Custodian fees	17,461
Compliance program costs (Note 3)	2,513
Professional fees	23,702
Printing fees	13,326
Other	14,297

Total Liabilities	19,970,776

Net Assets	$2,874,823,367

Represented by:
Capital	$2,888,990,820
Accumulated net realized losses from investment transactions with affiliates	(81,326,733)
Net unrealized appreciation/(depreciation) from investments in affiliates	67,159,280

Net Assets	$2,874,823,367

Net Assets:
Class II Shares	$2,850,771,347
Class VI Shares	24,052,020

Total	$2,874,823,367

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	275,894,072
Class VI Shares	2,339,990

Total	278,234,062

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.33
Class VI Shares	$10.28

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$59,696,412
Interest income from affiliates	6,825,272
Other income from non-affiliates	1,853
Interest income from non-affiliates	879

Total Income	66,524,416

EXPENSES:
Investment advisory fees	3,856,663
Fund administration fees	699,659
Distribution fees Class II Shares	7,359,456
Distribution fees Class VI Shares	57,278
Administrative servicing fees Class II Shares	4,415,695
Administrative servicing fees Class VI Shares	34,367
Professional fees	103,197
Printing fees	14,533
Trustee fees	105,788
Custodian fees	115,136
Accounting and transfer agent fees	1,208
Compliance program costs (Note 3)	11,464
Other	38,216

Total expenses before earnings credit	16,812,660

Earnings credit (Note 6)	(11)

Net Expenses	16,812,649

NET INVESTMENT INCOME	49,711,767

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	4,403,696
Net realized losses from investment transactions with affiliates	(40,761,330)
Net realized gains from investment transactions with non-affiliates	41,541

Net realized losses from affiliated and non-affiliated investments	(36,316,093)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(9,524,918)

Net realized/unrealized losses from affiliated and non-affiliated investments	(45,841,011)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,870,756

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$49,711,767	$49,507,581
Net realized losses from investment transactions with affiliates and non-affiliates	(36,316,093)	(24,215,433)
Net change in unrealized appreciation/(depreciation) from affiliated investments	(9,524,918)	272,792,576

Change in net assets resulting from operations	3,870,756	298,084,724

Distributions to Shareholders From:
Net investment income:
Class II	(63,112,165)	(54,731,468)
Class VI	(486,407)	(448,586)

Change in net assets from shareholder distributions	(63,598,572)	(55,180,054)

Change in net assets from capital transactions	(112,461,614)	29,472,012

Change in net assets	(172,189,430)	272,376,682

Net Assets:
Beginning of year	3,047,012,797	2,774,636,115

End of year	$2,874,823,367	$3,047,012,797

Accumulated undistributed net investment income at end of year	$–	$13,805,316

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$112,256,603	$164,435,055
Dividends reinvested	63,112,165	54,731,468
Cost of shares redeemed	(288,582,102)	(190,845,840)

Total Class II	(113,213,334)	28,320,683

Class VI Shares
Proceeds from shares issued	6,140,979	7,836,406
Dividends reinvested	486,407	448,586
Cost of shares redeemed	(5,875,666)	(7,133,663)

Total Class VI	751,720	1,151,329

Change in net assets from capital transactions	$(112,461,614)	$29,472,012

SHARE TRANSACTIONS:
Class II Shares
Issued	10,745,674	16,603,132
Reinvested	6,033,178	5,556,877
Redeemed	(27,314,216)	(19,265,117)

Total Class II Shares	(10,535,364)	2,894,892

Class VI Shares
Issued	597,364	798,792
Reinvested	46,758	45,780
Redeemed	(558,963)	(735,523)

Total Class VI Shares	85,159	109,049

Total change in shares	(10,450,205)	3,003,941

Amount designed as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class II Shares
Year Ended December 31, 2011(c)	$10.56	0.18	(0.18)	–	(0.23)	–	(0.23)	–	$10.33	(0.04)%	$2,850,771,347	0.57%	1.68%	0.57%	14.32%
Year Ended December 31, 2010(c)	$9.71	0.17	0.87	1.04	(0.19)	–	(0.19)	–	$10.56	10.91%	$3,023,335,082	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009(c)	$8.46	0.20	1.39	1.59	(0.14)	(0.20)	(0.34)	–	$9.71	19.14%	$2,753,893,536	0.56%	2.26%	0.56%	22.60%	(d)
Year Ended December 31, 2008	$12.44	0.27	(2.98)	(2.71)	(0.31)	(0.96)	(1.27)	–	$8.46	(23.20)%	$2,215,598,246	0.56%	2.41%	0.56%	19.00%
Year Ended December 31, 2007	$12.28	0.32	0.38	0.70	(0.34)	(0.20)	(0.54)	–	$12.44	5.66%	$2,982,977,086	0.55%	2.54%	0.55%	75.27%

Class VI Shares
Year Ended December 31, 2011(c)	$10.50	0.17	(0.16)	0.01	(0.23)	–	(0.23)	–	$10.28	(0.04)%	$24,052,020	0.57%	1.66%	0.57%	14.32%
Year Ended December 31, 2010(c)	$9.67	0.17	0.85	1.02	(0.19)	–	(0.19)	–	$10.50	10.86%	$23,677,715	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009(c)	$8.41	0.20	1.40	1.60	(0.14)	(0.20)	(0.34)	–	$9.67	19.37%	$20,742,579	0.56%	2.26%	0.56%	22.60%	(d)
Year Ended December 31, 2008	$12.40	0.26	(2.98)	(2.72)	(0.31)	(0.96)	(1.27)	–	$8.41	(23.37)%	$17,324,448	0.56%	2.43%	0.56%	19.00%
Year Ended December 31, 2007	$12.25	0.32	0.38	0.70	(0.35)	(0.20)	(0.55)	–	$12.40	5.70%	$23,169,643	0.55%	2.51%	0.55%	75.27%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest. The interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the year ended December 31, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior

18	Annual Report 2011

day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$202,834,975	$—	$202,834,975
Mutual Funds	2,674,732,631	—	—	2,674,732,631
Total	$2,674,732,631	$202,834,975	$—	$2,877,567,606
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to distributions in excess of current earnings. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

20	Annual Report 2011

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $11,464.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $4,450,062 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,723.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,836.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT International Index Fund, Class Y	$457,218,116	$113,237,486	$39,788,159	$13,695,037	$(16,748,528)	$460,583,220
NVIT Mid Cap Index Fund, Class Y	329,050,564	40,953,702	79,869,265	2,933,258	(137,392)	286,095,915
NVIT S&P 500 Index Fund, Class Y	953,411,359	59,118,752	187,959,922	16,450,041	(25,385,330)	830,392,217
NVIT Small Cap Index Fund, Class Y	168,952,688	19,808,606	41,574,641	1,537,921	(2,397,067)	142,535,405
NVIT Bond Index Fund, Class Y	708,018,912	94,960,076	135,810,813	22,614,293	8,680,031	696,042,734
NVIT Enhanced Income Fund, Class Y	172,175,706	46,359,483	29,597,013	2,465,862	(369,348)	187,133,593
NVIT Money Market Fund, Class Y	71,717,364	12,372,662	12,140,479	–	–	71,949,547
Nationwide Fixed Contract	188,999,844	41,315,079	34,305,220	6,825,272	–	202,834,975

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the

22	Annual Report 2011

relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $428,125,846 and sales of $561,045,512 (excluding short-term securities).

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$63,598,572	$—	$63,598,572	$—	$63,598,572

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$55,180,054	$—	$55,180,054	$—	$55,180,054

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(58,226,277)	$44,058,824	$(14,167,453)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and capital loss carryforward.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,833,508,782	$204,932,363	$(160,873,539)	$44,058,824

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$34,339,487	2017
$9,440,169	2018

24	Annual Report 2011

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$14,446,621

Amount designated as “—” is zero or has been rounded to zero.

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Investor Destinations Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

26	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 39.77%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $13,229,406 or $0.0475 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $359,356 or $0.0013 per outstanding share.

2011 Annual Report	27

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

28	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	31

NVIT Investor Destinations Moderately Aggressive Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-MAG (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Some of the Fund’s underlying funds seek to match the performance of an index. These underlying funds generally do not attempt to hedge against market declines, and therefore may fall in value more than other mutual funds in the event of a general market decline.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index,

2011 Annual Report	5

Important Disclosures (Continued)

which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Disclosures

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Investor Destinations Moderately Aggressive Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Investor Destinations Moderately Aggressive Fund (Class II at NAV) registered (2.13) versus 3.23% for its composite benchmark, which consists of 80% S&P 500® Index, 15% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 265 funds as of December 31, 2011) was (1.46)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Bond Index Fund and the NVIT S&P 500 Index Fund (with target allocations of 15% and 35%, respectively), which gained 7.56% and 1.86% respectively.

During much of 2011, investors shifted their capital away from riskier investments into safer investment vehicles, and this behavior led the U.S. Treasury bond component of the BARCAP U.S. Aggregate Bond Index to post a return of 9.80% and contributed to lower interest rates during the reporting period. Corporate bonds, another key component of this Index, returned 8.10% during the reporting period.

Seven out of 10 sectors within the S&P 500 Index recorded positive returns during the reporting period. The utilities sector, with 19.93%, was the strongest sector in terms of performance and the financials sector, which registered (16.69)%, was the weakest sector in terms of performance during the reporting period.

What areas of investment detracted from Fund performance?

The underlying investments that detracted from Fund performance during the reporting period were the NVIT International Index Fund, the NVIT Small Cap Index Fund and the NVIT Mid Cap Index Fund (with target allocations of 25%, 5% and 15%, respectively), which registered (12.44)%, (4.15)% and (2.39)%, respectively.

Three out of 10 sectors within the MSCI EAFE® Index posted positive returns during the reporting period. The health-care sector contributed the most to this Index with 5.63%, and the materials sector, which registered (22.69)%, detracted most from this Index during the reporting period.

Three out of 10 sectors within the Russell 2000® Index posted positive returns during the reporting period. The utilities sector contributed the most to this Index with 16.64%, and the materials sector, which registered (12.22)%, detracted most from this Index during the reporting period.

Five out of 10 sectors within the S&P MidCap 400® Index posted positive returns during the reporting period. The consumer staples sector contributed the most to this Index with 22.16%, and the information technology sector, which registered (11.54)%, detracted most from this Index during the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT Investor Destinations Moderately Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class II2	(2.13)%	0.01%	4.05%
Class VI3	(2.14)%	0.00%	4.07%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	As of April 30, 2004, all existing shares were designated Class II shares.

[3]

These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.83%
Class VI	0.83%
*	Current effective prospectus dated May 1, 2011. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Aggressive Fund versus performance of the Composite Index(a), the S&P 500® Index(b), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(c), the Citigroup 3-Month Treasury Bill (T-Bill) Index(d), and the Consumer Price Index (CPI)(e) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 80% S&P 500® Index, 15% BARCAP U.S. Aggregate Bond Index and 5% Citigroup 3-Month T-Bill Index.

(b)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U. S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(c)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(d)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Investor Destinations Moderately Aggressive Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	930.80	2.77	0.57
	Hypothetical[c]	1,000.00	1,022.33	2.91	0.57
Class VI Shares	Actual	1,000.00	930.40	2.77	0.57
	Hypothetical[c]	1,000.00	1,022.33	2.91	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Investor Destinations Moderately Aggressive Fund
December 31, 2011

Asset Allocation
Equity Funds	79.9%
Fixed Income Funds	17.7%
Fixed Contract	2.5%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Holdings †
NVIT S&P 500 Index Fund, Class Y	34.9%
NVIT International Index Fund, Class Y	25.1%
NVIT Bond Index Fund, Class Y	15.2%
NVIT Mid Cap Index Fund, Class Y	11.9%
NVIT Small Cap Index Fund, Class Y	7.9%
Nationwide Fixed Contract	2.5%
NVIT Enhanced Income Fund, Class Y	2.5%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.6%

	Shares	Market Value

Equity Funds 79.9%
NVIT International Index Fund, Class Y (a)	54,950,627	$398,941,554
NVIT Mid Cap Index Fund, Class Y (a)	10,844,104	190,314,033
NVIT S&P 500 Index Fund, Class Y (a)	63,566,565	555,571,777
NVIT Small Cap Index Fund, Class Y (a)	14,125,212	126,420,646

Total Equity Funds (cost $1,348,491,490)		1,271,248,010

Fixed Income Funds 17.7%
NVIT Bond Index Fund, Class Y (a)	22,225,398	241,145,569
NVIT Enhanced Income Fund, Class Y (a)	4,058,889	39,898,880

Total Fixed Income Funds (cost $267,611,404)		281,044,449

Total Mutual Funds (cost $1,616,102,894)		1,552,292,459

Fixed Contract 2.5%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(b)	$39,936,396	39,936,396

Total Fixed Contract (cost $39,936,396)		39,936,396

Total Investments (cost $1,656,039,290) (c)—100.1%		1,592,228,855

Liabilities in excess of other assets—(0.1)%		(866,418)

NET ASSETS—100.0%		$1,591,362,437

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,656,039,290)	$1,592,228,855
Receivable for investments sold	1,252,382
Receivable for capital shares issued	69,117
Prepaid expenses	4,069

Total Assets	1,593,554,423

Liabilities:
Payable for capital shares redeemed	1,353,612
Accrued expenses and other payables:
Investment advisory fees	175,694
Fund administration fees	33,966
Distribution fees	337,877
Administrative servicing fees	217,076
Accounting and transfer agent fees	12,073
Trustee fees	14,284
Custodian fees	9,532
Compliance program costs (Note 3)	1,172
Professional fees	16,591
Printing fees	12,179
Other	7,930

Total Liabilities	2,191,986

Net Assets	$1,591,362,437

Represented by:
Capital	$1,764,549,449
Accumulated net realized losses from investment transactions with affiliates	(109,376,577)
Net unrealized appreciation/(depreciation) from investments in affiliates	(63,810,435)

Net Assets	$1,591,362,437

Net Assets:
Class II Shares	$1,583,258,119
Class VI Shares	8,104,318

Total	$1,591,362,437

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	158,806,150
Class VI Shares	817,697

Total	159,623,847

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.97
Class VI Shares	$9.91

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$36,044,096
Interest income from affiliates	1,475,606
Other income from non-affiliates	1,129

Total Income	37,520,831

EXPENSES:
Investment advisory fees	2,293,198
Fund administration fees	433,069
Distribution fees Class II Shares	4,387,044
Distribution fees Class VI Shares	22,997
Administrative servicing fees Class II Shares	2,632,239
Administrative servicing fees Class VI Shares	13,798
Professional fees	63,357
Printing fees	11,882
Trustee fees	65,383
Custodian fees	70,143
Accounting and transfer agent fees	1,401
Compliance program costs (Note 3)	5,992
Other	24,081

Total expenses before earnings credit	10,024,584

Earnings credit (Note 6)	(1)

Net Expenses	10,024,583

NET INVESTMENT INCOME	27,496,248

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	3,129,104
Net realized losses from investment transactions with affiliates	(52,125,090)

Net realized losses from investments in affiliates	(48,995,986)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(9,867,925)

Net realized/unrealized losses from affiliated investments	(58,863,911)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,367,663)

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$27,496,248	$28,934,020
Net realized losses from investment transactions with affiliates	(48,995,986)	(60,271,999)
Net change in unrealized appreciation/(depreciation) from affiliated investments	(9,867,925)	249,682,397

Change in net assets resulting from operations	(31,367,663)	218,344,418

Distributions to Shareholders From:
Net investment income:
Class II	(35,640,098)	(33,365,083)
Class VI	(185,328)	(208,404)

Change in net assets from shareholder distributions	(35,825,426)	(33,573,487)

Change in net assets from capital transactions	(229,918,596)	(137,965,494)

Change in net assets	(297,111,685)	46,805,437

Net Assets:
Beginning of year	1,888,474,122	1,841,668,685

End of year	$1,591,362,437	$1,888,474,122

Accumulated undistributed net investment income at end of year	$–	$8,263,844

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$22,602,657	$59,574,150
Dividends reinvested	35,640,098	33,365,083
Cost of shares redeemed	(286,290,034)	(228,947,370)

Total Class II	(228,047,279)	(136,008,137)

Class VI Shares
Proceeds from shares issued	940,744	2,734,447
Dividends reinvested	185,328	208,404
Cost of shares redeemed	(2,997,389)	(4,900,208)

Total Class VI	(1,871,317)	(1,957,357)

Change in net assets from capital transactions	$(229,918,596)	$(137,965,494)

SHARE TRANSACTIONS:
Class II Shares
Issued	2,178,186	6,271,828
Reinvested	3,492,394	3,503,995
Redeemed	(27,567,930)	(24,088,292)

Total Class II Shares	(21,897,350)	(14,312,469)

Class VI Shares
Issued	92,141	284,229
Reinvested	18,234	22,041
Redeemed	(289,710)	(519,133)

Total Class VI Shares	(179,335)	(212,863)

Total change in shares	(22,076,685)	(14,525,332)

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class II Shares
Year Ended December 31, 2011(c)	$10.39	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.97	(2.13%	)	$1,583,258,119	0.57%	1.56%	0.57%	15.14%
Year Ended December 31, 2010(c)	$9.39	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.39	12.83%		$1,878,171,300	0.57%	1.61%	0.57%	5.02%
Year Ended December 31, 2009(c)	$7.96	0.17	1.74	1.91	(0.11)	(0.37)	(0.48)	–	$9.39	24.39%		$1,830,377,623	0.56%	2.05%	0.56%	16.72%
Year Ended December 31, 2008	$13.34	0.24	(4.14)	(3.90)	(0.28)	(1.20)	(1.48)	–	$7.96	(31.39%	)	$1,563,154,142	0.54%	2.08%	0.54%	22.71%
Year Ended December 31, 2007	$13.10	0.27	0.54	0.81	(0.31)	(0.26)	(0.57)	–	$13.34	6.15%		$2,309,022,995	0.58%	2.03%	0.58%	65.97%

Class VI Shares
Year Ended December 31, 2011(c)	$10.33	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.91	(2.14%	)	$8,104,318	0.57%	1.52%	0.57%	15.14%
Year Ended December 31, 2010(c)	$9.33	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.33	12.92%		$10,302,822	0.57%	1.58%	0.57%	5.02%
Year Ended December 31, 2009(c)	$7.92	0.17	1.72	1.89	(0.11)	(0.37)	(0.48)	–	$9.33	24.27%		$11,291,062	0.56%	2.03%	0.56%	16.72%
Year Ended December 31, 2008	$13.28	0.22	(4.10)	(3.88)	(0.28)	(1.20)	(1.48)	–	$7.92	(31.39%	)	$10,257,846	0.55%	2.02%	0.55%	22.71%
Year Ended December 31, 2007	$13.06	0.25	0.55	0.80	(0.32)	(0.26)	(0.58)	–	$13.28	6.16%		$16,432,323	0.55%	2.01%	0.55%	65.97%

Amounts	designated as “—” are zero or have been rounded to zero.
(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest. The interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the year ended December 31, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior

18	Annual Report 2011

day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$39,936,396	$—	$39,936,396
Mutual Funds	1,552,292,459	—	—	1,552,292,459
Total	$1,552,292,459	$39,936,396	$—	$1,592,228,855
*	See Statement of Investments for identification of fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to distributions in excess of current earnings. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions	with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

20	Annual Report 2011

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $5,992.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $2,646,037 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $89.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,125.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y and Institutional shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2011
Nationwide International Index Fund, Institutional Class	$50,408,767	$477,908	$52,436,430	$467,727	$(1,869,147)	$–
NVIT International Index Fund, Class Y	413,241,424	116,035,897	65,268,967	12,164,444	(28,200,844)	398,941,554
NVIT Mid Cap Index Fund, Class Y	300,405,156	17,322,716	127,941,638	2,290,670	(1,665,649)	190,314,033
NVIT S&P 500 Index Fund, Class Y	676,713,666	12,215,262	134,960,438	11,308,706	(19,438,577)	555,571,777
NVIT Small Cap Index Fund, Class Y	102,919,646	58,762,402	27,584,431	1,179,747	(2,506,443)	126,420,646
NVIT Bond Index Fund, Class Y	258,224,820	49,938,908	77,632,890	8,051,449	4,917,830	241,145,569
NVIT Enhanced Income Fund, Class Y	43,747,855	8,322,261	11,755,523	581,353	(233,156)	39,898,880
Nationwide Fixed Contract	43,899,664	6,412,157	11,851,031	1,475,606	–	39,936,396

Amounts designated as “—” are zero or have been rounded to zero.
Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use

22	Annual Report 2011

the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $269,487,511 and sales of $509,431,348 (excluding short-term securities).

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$35,825,426	$—	$35,825,426	$—	$35,825,426

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$33,573,487	$—	$33,573,487	$—	$33,573,487

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(87,202,056)	$(85,984,956)	$(173,187,012)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and capital loss carryforward.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,678,213,811	$89,383,827	$(175,368,783)	$(85,984,956)

As of December 31, 2011, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$29,497,282	2017
$23,880,116	2018

24	Annual Report 2011

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$33,824,658

Amount designated as “—” is zero or has been rounded to zero.

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Investor Destinations Moderately Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderately Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

26	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations in 50.92%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $12,202,349 or $0.0764 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $338,202 or $0.0021 per outstanding share.

2011 Annual Report	27

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

28	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	31

NVIT Investor Destinations Moderately Conservative Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

25	Report of Independent Registered Public Accounting Firm

26	Supplemental Information

27	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-ID-MCON (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Investor Destinations Funds are designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the NVIT Investor Destinations Funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Some of the Fund’s underlying funds seek to match the performance of an index. These underlying funds generally do not attempt to hedge against market declines, and therefore may fall in value more than other mutual funds in the event of a general market decline.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

4	Annual Report 2011

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

2011 Annual Report	5

Important Disclosures (Continued)

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Investor Destinations Moderately Conservative Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Investor Destinations Moderately Conservative Fund (Class II at NAV) returned 2.06% versus 4.11% for its composite benchmark, which consists of 40% Standard & Poor’s 500® (S&P 500) Index, 35% Barclays Capital (BARCAP) U.S. Aggregate Bond Index and 25% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 219 funds as of December 31, 2011) was 0.21% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The most positive relative returns for the Fund during the reporting period came from the Fund’s underlying investments in the NVIT Bond Index Fund and the NVIT S&P 500 Index Fund (with target allocations of 37% and 22%, respectively), which gained 7.56% and 1.86%, respectively.

During much of 2011, investors shifted their capital away from riskier investments into safer investment vehicles, and this behavior led the U.S. Treasury bond component of the BARCAP U.S. Aggregate Bond Index to post a return of 9.80% and contributed to lower interest rates during the reporting period. Corporate bonds, another key component of this Index, returned 8.10% during the reporting period.

Seven out of 10 sectors within the S&P 500 Index recorded positive returns during the reporting period. The utilities sector, with 19.93%, was the strongest sector in terms of performance and the financials sector, which registered (16.69)%, was the weakest sector in terms of performance during the reporting period.

What areas of investment detracted from Fund performance?

The underlying investments that detracted from Fund performance during the reporting period were the NVIT International Index Fund, the NVIT Mid Cap Index Fund and the NVIT Small Cap Index Fund (with target allocations of 10%, 19% and 0%, respectively), which registered (12.44)%, (2.39)% and (4.15)%, respectively.

Three out of 10 sectors within the MSCI EAFE® Index posted positive returns during the reporting period. The health-care sector contributed the most to this Index with 5.63%, and the materials sector, which registered (22.69)%, detracted most from this Index during the reporting period.

Five out of 10 sectors within the S&P MidCap 400® Index posted positive returns during the reporting period. The consumer staples sector contributed the most to this Index with 22.16%, and the information technology sector, which registered (11.54)%, detracted most from this Index during the reporting period.

Three out of 10 sectors within the Russell 2000® Index posted positive returns during the reporting period. The utilities sector contributed the most to this Index with 16.64%, and the materials sector, which registered (12.22)%, detracted most from this Index during the reporting period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

2011 Annual Report	7

Fund Performance	NVIT Investor Destinations Moderately Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class II2	2.06%	2.67%	4.20%
Class VI3	2.16%	2.69%	4.24%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	As of April 30, 2004, all existing shares were designated Class II shares.

[3]

These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.83%
Class VI	0.83%
*	Current effective prospectus dated May 1, 2011. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Conservative Fund versus performance of the Composite Index(a), the S&P 500® Index(b), the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(c), the Citigroup 3-Month Treasury Bill (T-Bill) Index(d), and the Consumer Price Index (CPI)(e) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Composite Index comprises 40% S&P 500® Index, 35% BARCAP U.S. Aggregate Bond Index and 25% Citigroup 3-Month T-Bill Index.

(b)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(c)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(d)	The Citigroup 3-Month T-Bill Index is an average of the last 3-month treasury bill issues (excluding the current month-end bill).

(e)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Investor Destinations Moderately Conservative Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a,b]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a,b]
Class II Shares	Actual	1,000.00	987.30	2.86	0.57
	Hypothetical[c]	1,000.00	1,022.33	2.91	0.57
Class VI Shares	Actual	1,000.00	987.20	2.86	0.57
	Hypothetical[c]	1,000.00	1,022.33	2.91	0.57

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]

Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Investor Destinations Moderately Conservative Fund

Asset Allocation
Fixed Income Funds	45.2%
Equity Funds	39.8%
Fixed Contract	11.0%
Money Market Fund	4.0%
Liabilities in excess of other assets†	0.0%

100.0%

Top Holdings ††
NVIT Bond Index Fund, Class Y	37.2%
NVIT S&P 500 Index Fund, Class Y	21.9%
Nationwide Fixed Contract	11.0%
NVIT International Index Fund, Class Y	10.0%
NVIT Enhanced Income Fund, Class Y	8.0%
NVIT Mid Cap Index Fund, Class Y	5.9%
NVIT Money Market Fund, Class Y	4.0%
NVIT Small Cap Index Fund, Class Y	2.0%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 89.0%

	Shares	Market Value

Equity Funds 39.8%
NVIT International Index Fund, Class Y (a)	12,364,017	$89,762,763
NVIT Mid Cap Index Fund, Class Y (a)	3,050,089	53,529,061
NVIT S&P 500 Index Fund, Class Y (a)	22,476,050	196,440,674
NVIT Small Cap Index Fund, Class Y (a)	1,994,655	17,852,161

Total Equity Funds (cost $335,965,534)		357,584,659

Fixed Income Funds 45.2%
NVIT Bond Index Fund, Class Y (a)	30,835,676	334,567,086
NVIT Enhanced Income Fund, Class Y (a)	7,298,960	71,748,780

Total Fixed Income Funds (cost $388,841,340)		406,315,866

Money Market Fund 4.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	35,962,851	35,962,851

Total Money Market Fund (cost $35,962,851)		35,962,851

Total Mutual Funds (cost $760,769,725)		799,863,376

Fixed Contract 11.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a)(c)	$98,455,712	$98,455,712

Total Fixed Contract (cost $98,455,712)		98,455,712

Total Investments (cost $859,225,437) (d)—100.0%		898,319,088

Liabilities in excess of other assets—0.0%†		(150,708)

NET ASSETS—100.0%		$898,168,380

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $859,225,437)	$898,319,088
Receivable for capital shares issued	2,771,753
Prepaid expenses	1,969

Total Assets	901,092,810

Liabilities:
Payable for investments purchased	2,462,124
Payable for capital shares redeemed	5,322
Accrued expenses and other payables:
Investment advisory fees	97,532
Fund administration fees	20,464
Distribution fees	187,563
Administrative servicing fees	115,189
Accounting and transfer agent fees	5,419
Trustee fees	6,874
Custodian fees	5,209
Compliance program costs (Note 3)	893
Professional fees	10,676
Printing fees	3,845
Other	3,320

Total Liabilities	2,924,430

Net Assets	$898,168,380

Represented by:
Capital	$859,692,401
Accumulated net realized losses from investment transactions with affiliates	(617,672)
Net unrealized appreciation/(depreciation) from investments in affiliates	39,093,651

Net Assets	$898,168,380

Net Assets:
Class II Shares	$883,590,851
Class VI Shares	14,577,529

Total	$898,168,380

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	85,003,688
Class VI Shares	1,408,514

Total	86,412,202

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.39
Class VI Shares	$10.35

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Operations

For the Year Ended December 31, 2011

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$17,932,590
Interest income from affiliates	3,238,664
Other income from non-affiliates	535

Total Income	21,171,789

EXPENSES:
Investment advisory fees	1,137,197
Fund administration fees	236,090
Distribution fees Class II Shares	2,149,059
Distribution fees Class VI Shares	37,881
Administrative servicing fees Class II Shares	1,289,442
Administrative servicing fees Class VI Shares	22,729
Professional fees	38,434
Printing fees	18,317
Trustee fees	30,848
Custodian fees	34,665
Accounting and transfer agent fees	290
Compliance program costs (Note 3)	3,672
Other	15,263

Total expenses before earnings credit	5,013,887

Earnings credit (Note 6)	(2)

Net Expenses	5,013,885

NET INVESTMENT INCOME	16,157,904

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	796,656
Net realized gains from investment transactions with affiliates	2,220,280

Net realized gains from investments in affiliates	3,016,936

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(234,705)

Net realized/unrealized gains from affiliated investments	2,782,231

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,940,135

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$16,157,904	$15,558,693
Net realized gains/(losses) from investment transactions with affiliates	3,016,936	(3,201,513)
Net change in unrealized appreciation/(depreciation) from affiliated investments	(234,705)	54,028,322

Change in net assets resulting from operations	18,940,135	66,385,502

Distributions to Shareholders From:
Net investment income:
Class II	(19,956,252)	(16,756,557)
Class VI	(352,918)	(294,853)

Change in net assets from shareholder distributions	(20,309,170)	(17,051,410)

Change in net assets from capital transactions	38,951,986	37,879,002

Change in net assets	37,582,951	87,213,094

Net Assets:
Beginning of year	860,585,429	773,372,335

End of year	$898,168,380	$860,585,429

Accumulated undistributed net investment income at end of year	$–	$4,136,873

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$88,680,620	$81,485,004
Dividends reinvested	19,956,252	16,756,557
Cost of shares redeemed	(68,764,358)	(65,151,442)

Total Class II	39,872,514	33,090,119

Class VI Shares
Proceeds from shares issued	2,845,472	7,864,805
Dividends reinvested	352,918	294,853
Cost of shares redeemed	(4,118,918)	(3,370,775)

Total Class VI	(920,528)	4,788,883

Change in net assets from capital transactions	$38,951,986	$37,879,002

SHARE TRANSACTIONS:
Class II Shares
Issued	8,516,139	8,160,614
Reinvested	1,920,326	1,689,383
Redeemed	(6,564,781)	(6,537,266)

Total Class II Shares	3,871,684	3,312,731

Class VI Shares
Issued	273,187	798,060
Reinvested	34,075	29,838
Redeemed	(396,142)	(339,708)

Total Class VI Shares	(88,880)	488,190

Total change in shares	3,782,804	3,800,921

Amount designed as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbur sements) to Average Net Assets(a)	Portfolio Turnover(b)
Class II Shares
Year Ended December 31, 2011(c)	$10.42	0.19	0.02	0.21	(0.24)	–	(0.24)	–	$10.39	2.06%	$883,590,851	0.57%	1.85%	0.57%	21.58%
Year Ended December 31, 2010(c)	$9.81	0.19	0.63	0.82	(0.21)	–	(0.21)	–	$10.42	8.52%	$845,055,821	0.57%	1.94%	0.57%	6.29%
Year Ended December 31, 2009(c)	$8.85	0.22	1.05	1.27	(0.16)	(0.15)	(0.31)	–	$9.81	14.56%	$763,511,410	0.57%	2.43%	0.57%	26.10%
Year Ended December 31, 2008	$11.35	0.28	(1.91)	(1.63)	(0.33)	(0.54)	(0.87)	–	$8.85	(15.04)%	$670,732,957	0.57%	2.73%	0.57%	23.62%
Year Ended December 31, 2007	$11.35	0.34	0.31	0.65	(0.35)	(0.30)	(0.65)	–	$11.35	5.86%	$810,970,658	0.55%	3.07%	0.55%	80.89%

Class VI Shares
Year Ended December 31, 2011(c)	$10.37	0.19	0.03	0.22	(0.24)	–	(0.24)	–	$10.35	2.16%	$14,577,529	0.57%	1.83%	0.57%	21.58%
Year Ended December 31, 2010(c)	$9.77	0.20	0.61	0.81	(0.21)	–	(0.21)	–	$10.37	8.46%	$15,529,608	0.57%	2.00%	0.57%	6.29%
Year Ended December 31, 2009(c)	$8.81	0.24	1.03	1.27	(0.16)	(0.15)	(0.31)	–	$9.77	14.63%	$9,860,925	0.57%	2.61%	0.57%	26.10%
Year Ended December 31, 2008	$11.30	0.29	(1.91)	(1.62)	(0.33)	(0.54)	(0.87)	–	$8.81	(15.03)%	$6,699,227	0.54%	2.64%	0.54%	23.62%
Year Ended December 31, 2007	$11.32	0.35	0.30	0.65	(0.37)	(0.30)	(0.67)	–	$11.30	5.82%	$10,911,522	0.56%	3.34%	0.56%	80.89%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds,” which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2011 Annual Report	17

Notes to Financial Statements (Continued)

December 31, 2011

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the year ended December 31, 2011, the rate was 3.60%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount and will not directly participate in the actual experience of the assets underlying the contract. Under most circumstances, the Nationwide Fixed Contract is valued each day at par, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day’s net purchase or redemption.

18	Annual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$98,455,712	$—	$98,455,712
Mutual Funds	799,863,376	—	—	799,863,376
Total	$799,863,376	$98,455,712	$—	$898,319,088
*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to distribution redesignations. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Underlying Funds’ distributions received from investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the respective Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent;

20	Annual Report 2011

and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $3,672.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to give administrative support services to the shareholders of certain classes. These services may include, but are not limited to the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2011, NFS received $1,312,171 in Administrative Services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $4,837.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $740.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of affiliated Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2011 were as follows:

Affiliated Issuer	Market Value at December 31, 2010	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2011
NVIT International Index Fund, Class Y	$87,993,649	$22,162,446	$7,705,009	$2,628,924	$(1,993,797)	$89,762,763
NVIT Mid Cap Index Fund, Class Y	94,988,153	11,818,140	55,179,058	699,553	6,433,377	53,529,061
NVIT S&P 500 Index Fund, Class Y	183,534,741	32,533,652	20,456,610	3,512,000	(3,009,420)	196,440,674
NVIT Small Cap Index Fund, Class Y	–	35,546,690	18,184,996	161,814	(1,322,189)	17,852,161
NVIT Bond Index Fund, Class Y	286,500,611	83,298,622	48,219,043	9,878,056	3,107,368	334,567,086
NVIT Enhanced Income Fund, Class Y	78,757,303	10,759,625	17,030,621	1,052,242	(198,403)	71,748,780
NVIT Money Market Fund, Class Y	41,474,918	5,244,164	10,756,231	–	–	35,962,851
Nationwide Fixed Contract	87,539,362	20,109,459	12,431,774	3,238,665	–	98,455,712

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual or semi-annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $221,472,798 and sales of $189,963,342 (excluding short-term securities).

22	Annual Report 2011

8.  Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$20,294,777	$14,393	$20,309,170	$—	$20,309,170

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$17,051,410	$—	$17,051,410	$—	$17,051,410

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$3,954,261	$3,954,261	$—	$—	$34,521,718	$38,475,979

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$863,797,370	$57,616,861	$(23,095,143)	$34,521,718

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $3,553,156 to offset capital gains.

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Investor Destinations Moderately Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderately Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	25

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 25.53%.

The Fund designates $14,393, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $2,539,541 or $0.0294 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $68,980 or $0.0008 per outstanding share.

26	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	27

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30	Annual Report 2011

Van Kampen NVIT Comstock Value Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Supplemental Information

28	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-CVAL (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site, nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Value funds may underperform other funds that use different investing styles.

The Fund is subject to contrarian investing risk because the portfolio manager may attempt to profit by investing in a manner that differs from the current market consensus or trend.

The Fund is subject to risks associated with investing in convertible securities, real estate investment trusts (REITs), and in stocks of small companies and mid-sized companies.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Equity investments are subject to stock market risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index

4	Annual Report 2011

of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

2011 Annual Report	5

Important Disclosures (Continued)

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Invesco Advisers, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Invesco Advisers, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

Van Kampen NVIT Comstock Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the Van Kampen NVIT Comstock Value Fund (Class I at NAV) registered -2.32% versus 0.39% for its benchmark, the Russell 1000® Value Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Value Funds (consisting of 123 funds as of December 31, 2011) was -1.85% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to Fund performance relative to the Fund’s benchmark during the reporting period were the health-care, consumer discretionary and telecommunications services sectors.

The three individual Fund holdings that contributed the most to relative Fund performance were entertainment content provider Viacom Inc., global pharmaceutical company Bristol-Myers Squibb Co., and diversified health and well-being company UnitedHealth Group Inc. All three holdings either were not included in the Fund’s benchmark or accounted for only a small fraction of a percentage of the benchmark during the reporting period. Each company earned solid returns for the reporting period and, therefore, contributed the most to Fund performance on a relative basis.

What areas of investment detracted from Fund performance?

Computer products and software provider Hewlett-Packard Co. detracted from relative Fund performance during the reporting period. The company disappointed due to management instability related to CEO turnover as well as the market’s concerns about an acquisition that was perceived to be priced too high.

Weatherford International, Ltd., a provider of equipment and services for oil and gas wells, was another detractor from Fund performance. Weak profit margins caused the company to reduce its earnings expectations, which resulted in a lower stock price.

Based in Dublin, Ireland, Fund holding Ingersoll-Rand plc, a diversified provider of industrial and commercial products, also underperformed. Due to the slow economy and continued high levels of unemployment, sales of the company’s more-efficient but higher-cost residential HVAC (heating and air conditioning) units were lower than anticipated.

Subadviser:

Invesco Advisers, Inc.

Portfolio Managers:

Devin Armstrong, CFA; Kevin Holt, CFA; Jason Leder, CFA; Matthew Seinsheimer, CFA; and James Warwick

2011 Annual Report	7

Fund Performance	Van Kampen NVIT Comstock Value Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	(2.32)%	(2.18)%	2.26%
Class II2	(2.55)%	(2.47)%	2.00%
Class IV2	(2.32)%	(2.16)%	2.28%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of the Class II shares (March 28, 2003) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II and therefore are lower than the annual returns of Class I.

Expense Ratios

Expense Ratio*
Class I	0.98%
Class II	1.23%
Class IV	0.98%

*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Van Kampen NVIT Comstock Value Fund versus performance of the Russell 1000® Value Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	Van Kampen NVIT Comstock Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

Van Kampen NVIT Comstock Value Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	924.20	4.66	0.96
	Hypothetical	[b]	1,000.00	1,020.37	4.89	0.96
Class II Shares	Actual		1,000.00	922.60	5.86	1.21
	Hypothetical	[b]	1,000.00	1,019.11	6.16	1.21
Class IV Shares	Actual		1,000.00	924.10	4.66	0.96
	Hypothetical	[b]	1,000.00	1,020.37	4.89	0.96

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	Van Kampen NVIT Comstock Value Fund

Asset Allocation
Common Stocks	95.4%
Mutual Fund	4.7%
Liabilities in excess of other assets	(0.1%)

100.0%

Top Industries†
Media	10.8%
Pharmaceuticals	9.8%
Oil, Gas & Consumable Fuels	8.0%
Diversified Financial Services	5.7%
Insurance	5.3%
Commercial Banks	4.8%
Energy Equipment & Services	3.8%
Internet Software & Services	3.7%
Health Care Providers & Services	3.6%
Food Products	3.6%
Other Industries	40.9%

100.0%

Top Holdings†
Fidelity Institutional Money Market Fund—Institutional Class	4.7%
Comcast Corp., Class A	3.8%
International Paper Co.	3.1%
Pfizer, Inc.	2.7%
JPMorgan Chase & Co.	2.6%
Viacom, Inc., Class B	2.5%
Citigroup, Inc.	2.3%
Microsoft Corp.	2.3%
Bristol-Myers Squibb Co.	2.2%
BP PLC	2.1%
Other Holdings	71.7%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

Van Kampen NVIT Comstock Value Fund

Common Stocks 95.4%

	Shares	Market Value

Aerospace & Defense 2.3%
Honeywell International, Inc.	50,819	$2,762,013
Textron, Inc.	82,844	1,531,785

		4,293,798

Automobiles 1.2%
General Motors Co.*	112,085	2,271,963

Beverages 0.5%
PepsiCo, Inc.	13,199	875,754

Capital Markets 3.5%
Bank of New York Mellon Corp. (The)	138,185	2,751,263
Goldman Sachs Group, Inc. (The)	14,912	1,348,492
Morgan Stanley	93,936	1,421,252
State Street Corp.	20,346	820,147

		6,341,154

Commercial Banks 4.9%
Fifth Third Bancorp	122,204	1,554,435
PNC Financial Services Group, Inc.	46,684	2,692,266
U.S. Bancorp	45,429	1,228,855
Wells Fargo & Co.	123,934	3,415,621

		8,891,177

Communications Equipment 1.0%
Cisco Systems, Inc.	100,677	1,820,240

Computers & Peripherals 2.8%
Dell, Inc.*	119,850	1,753,405
Hewlett-Packard Co.	133,246	3,432,417

		5,185,822

Diversified Financial Services 5.7%
Bank of America Corp.	275,086	1,529,478
Citigroup, Inc.	162,830	4,284,057
JPMorgan Chase & Co.	141,586	4,707,735

		10,521,270

Diversified Telecommunication Services 2.8%
AT&T, Inc.	67,696	2,047,127
Verizon Communications, Inc.	75,408	3,025,369

		5,072,496

Electric Utilities 2.8%
FirstEnergy Corp.	47,528	2,105,490
PPL Corp.	103,964	3,058,621

		5,164,111

Electrical Equipment 0.7%
Emerson Electric Co.	26,952	1,255,694

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 3.8%
Halliburton Co.	103,352	$3,566,677
Noble Corp.*	26,430	798,715
Weatherford International Ltd.*	176,904	2,589,875

		6,955,267

Food & Staples Retailing 2.9%
CVS Caremark Corp.	83,755	3,415,529
Wal-Mart Stores, Inc.	31,783	1,899,352

		5,314,881

Food Products 3.6%
Kraft Foods, Inc., Class A	86,513	3,232,126
Unilever NV, NYRS-NL	95,696	3,289,071

		6,521,197

Health Care Providers & Services 3.6%
Cardinal Health, Inc.	41,661	1,691,853
UnitedHealth Group, Inc.	66,366	3,363,429
WellPoint, Inc.	23,567	1,561,314

		6,616,596

Household Products 0.4%
Procter & Gamble Co. (The)	10,383	692,650

Industrial Conglomerates 1.5%
General Electric Co.	150,475	2,695,007

Insurance 5.3%
Aflac, Inc.	15,501	670,573
Allstate Corp. (The)	140,458	3,849,954
Chubb Corp. (The)	11,756	813,750
MetLife, Inc.	61,703	1,923,900
Travelers Cos., Inc. (The)	40,608	2,402,775

		9,660,952

Internet Software & Services 3.7%
eBay, Inc.*	118,445	3,592,437
Yahoo!, Inc.*	194,955	3,144,624

		6,737,061

Machinery 1.6%
Ingersoll-Rand PLC	99,492	3,031,521

Media 10.8%
Comcast Corp., Class A	293,578	6,960,734
News Corp., Class B	155,871	2,833,735
Time Warner Cable, Inc.	48,695	3,095,541
Time Warner, Inc.	64,048	2,314,695
Viacom, Inc., Class B	101,106	4,591,224

		19,795,929

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.9%
Alcoa, Inc.	188,569	$1,631,122

Multiline Retail 1.1%
Macy’s, Inc.	19,964	642,442
Target Corp.	25,320	1,296,890

		1,939,332

Oil, Gas & Consumable Fuels 8.0%
BP PLC, ADR-UK	91,332	3,903,530
Chesapeake Energy Corp.	49,809	1,110,243
Chevron Corp.	34,897	3,713,041
Murphy Oil Corp.	37,548	2,092,925
Royal Dutch Shell PLC, Class A, ADR-NL	52,262	3,819,829

		14,639,568

Paper & Forest Products 3.1%
International Paper Co.	191,161	5,658,366

Personal Products 0.3%
Avon Products, Inc.	31,113	543,544

Pharmaceuticals 9.8%
Abbott Laboratories	12,978	729,753
Bristol-Myers Squibb Co.	115,734	4,078,466
GlaxoSmithKline PLC, ADR-UK	46,009	2,099,391
Merck & Co., Inc.	96,481	3,637,334
Pfizer, Inc.	230,909	4,996,871
Roche Holding AG, ADR-CH	36,153	1,538,310
Sanofi, ADR-US	25,538	933,158

		18,013,283

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	56,196	1,362,753
KLA-Tencor Corp.	14,082	679,457

		2,042,210

Software 2.3%
Microsoft Corp.	159,615	4,143,605

Specialty Retail 2.4%
Home Depot, Inc. (The)	26,785	1,126,041
Lowe’s Cos., Inc.	72,430	1,838,274
Staples, Inc.	99,261	1,378,735

		4,343,050

Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR-UK	66,668	1,868,703

Total Common Stocks (cost $161,345,357)		174,537,323

Mutual Fund 4.7%

	Shares	Market Value

Money Market Fund 4.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (a)	8,552,972	$8,552,972

Total Mutual Fund (cost $8,552,972)		8,552,972

Total Investments (cost $169,898,329) (b) — 100.1%		183,090,295

Liabilities in excess of other assets — (0.1%)		(131,347)

NET ASSETS — 100.0%		$182,958,948

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

UK	United Kingdom

US	United States

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Assets and Liabilities

December 31, 2011

Van Kampen NVIT Comstock Value Fund
Assets:
Investments, at value (cost $169,898,329)	$183,090,295
Dividends receivable	391,158
Receivable for investments sold	697,493
Receivable for capital shares issued	39,376
Prepaid expenses	407

Total Assets	184,218,729

Liabilities:
Payable for investments purchased	745,640
Payable for capital shares redeemed	311,856
Accrued expenses and other payables:
Investment advisory fees	106,214
Fund administration fees	10,502
Distribution fees	26,932
Administrative servicing fees	28,860
Accounting and transfer agent fees	1,440
Trustee fees	1,488
Custodian fees	982
Compliance program costs (Note 3)	165
Professional fees	11,957
Printing fees	13,344
Other	401

Total Liabilities	1,259,781

Net Assets	$182,958,948

Represented by:
Capital	$261,401,243
Accumulated undistributed net investment income	96,011
Accumulated net realized losses from investment transactions	(91,730,272)
Net unrealized appreciation/(depreciation) from investments	13,191,966

Net Assets	$182,958,948

Net Assets:
Class I Shares	$36,364,938
Class II Shares	128,660,247
Class IV Shares	17,933,763

Total	$182,958,948

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,725,846
Class II Shares	13,247,550
Class IV Shares	1,837,151

Total	18,810,547

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.76
Class II Shares	$9.71
Class IV Shares	$9.76

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

Van Kampen NVIT Comstock Value Fund
INVESTMENT INCOME:
Dividend income	$4,394,188
Other income	301
Foreign tax withholding	(8,772)

Total Income	4,385,717

EXPENSES:
Investment advisory fees	1,282,925
Fund administration fees	123,427
Distribution fees Class II Shares	314,921
Administrative servicing fees Class I Shares	63,529
Administrative servicing fees Class II Shares	156,954
Administrative servicing fees Class IV Shares	29,370
Professional fees	25,302
Printing fees	35,485
Trustee fees	7,091
Custodian fees	7,138
Accounting and transfer agent fees	47
Compliance program costs (Note 3)	882
Other	7,075

Total expenses before earnings credit	2,054,146

Earnings credit (Note 4)	(6)

Net Expenses	2,054,140

NET INVESTMENT INCOME	2,331,577

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	13,507,899
Net change in unrealized appreciation/(depreciation) from investments	(19,243,209)

Net realized/unrealized losses from investments	(5,735,310)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,403,733)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statements of Changes in Net Assets

	Van Kampen NVIT Comstock Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$2,331,577	$2,012,831
Net realized gains from investment transactions	13,507,899	6,823,299
Net change in unrealized appreciation/(depreciation) from investments	(19,243,209)	17,314,984

Change in net assets resulting from operations	(3,403,733)	26,151,114

Distributions to Shareholders From:
Net investment income:
Class I	(527,609)	(630,704)
Class II	(1,448,793)	(1,615,355)
Class IV	(259,164)	(297,449)

Change in net assets from shareholder distributions	(2,235,566)	(2,543,508)

Change in net assets from capital transactions	(94,693)	14,900,246

Change in net assets	(5,733,992)	38,507,852

Net Assets:
Beginning of year	188,692,940	150,185,088

End of year	$182,958,948	$188,692,940

Accumulated undistributed net investment income at end of year	$96,011	$10,189

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,621,184	$3,442,485
Dividends reinvested	527,609	630,704
Cost of shares redeemed	(9,902,080)	(10,433,858)

Total Class I	(4,753,287)	(6,360,669)

Class II Shares
Proceeds from shares issued	17,556,866	54,968,199
Dividends reinvested	1,448,793	1,615,355
Cost of shares redeemed	(12,406,522)	(32,002,119)

Total Class II	6,599,137	24,581,435

Class IV Shares
Proceeds from shares issued	965,023	687,606
Dividends reinvested	259,164	297,449
Cost of shares redeemed	(3,164,730)	(4,305,575)

Total Class IV	(1,940,543)	(3,320,520)

Change in net assets from capital transactions	$(94,693)	$14,900,246

SHARE TRANSACTIONS:
Class I Shares
Issued	447,424	376,297
Reinvested	53,149	67,304
Redeemed	(957,279)	(1,138,881)

Total Class I Shares	(456,706)	(695,280)

16	Annual Report 2011

	Van Kampen NVIT Comstock Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Class II Shares
Issued	1,839,835	6,103,987
Reinvested	146,963	173,302
Redeemed	(1,220,325)	(3,479,966)

Total Class II Shares	766,473	2,797,323

Class IV Shares
Issued	96,820	75,776
Reinvested	26,116	31,725
Redeemed	(311,120)	(471,942)

Total Class IV Shares	(188,184)	(364,441)

Total change in shares	121,583	1,737,602

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Van Kampen NVIT Comstock Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2011(c)	$10.13	0.14	(0.37)	(0.23)	(0.14)	–	(0.14)	$9.76	(2.32%	)	$36,364,938	0.96%	1.39%	0.96%	25.55%
Year Ended December 31, 2010(c)	$8.88	0.11	1.28	1.39	(0.14)	–	(0.14)	$10.13	15.77%		$42,365,519	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009(c)	$6.99	0.11	1.86	1.97	(0.08)	–	(0.08)	$8.88	28.55%		$43,338,047	0.96%	1.52%	0.96%	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.38)	(4.18)	(0.19)	(0.14)	(0.33)	$6.99	(36.99%	)	$44,542,409	0.94%	2.03%	0.94%	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.22%	)	$93,367,104	0.87%	1.78%	0.87%	29.74%

Class II Shares
Year Ended December 31, 2011(c)	$10.08	0.12	(0.38)	(0.26)	(0.11)	–	(0.11)	$9.71	(2.55%	)	$128,660,247	1.18%	1.19%	1.18%	25.55%
Year Ended December 31, 2010(c)	$8.84	0.09	1.27	1.36	(0.12)	–	(0.12)	$10.08	15.45%		$125,809,524	1.22%	0.97%	1.22%	34.99%
Year Ended December 31, 2009(c)	$6.96	0.09	1.86	1.95	(0.07)	–	(0.07)	$8.84	28.27%		$85,611,402	1.24%	1.30%	1.24%	36.39%
Year Ended December 31, 2008	$11.45	0.16	(4.35)	(4.19)	(0.16)	(0.14)	(0.30)	$6.96	(37.22%	)	$86,316,563	1.28%	1.68%	1.28%	44.30%
Year Ended December 31, 2007	$12.50	0.17	(0.48)	(0.31)	(0.18)	(0.56)	(0.74)	$11.45	(2.61%	)	$316,794,259	1.21%	1.42%	1.21%	29.74%

Class IV Shares
Year Ended December 31, 2011(c)	$10.13	0.14	(0.37)	(0.23)	(0.14)	–	(0.14)	$9.76	(2.32%	)	$17,933,763	0.95%	1.40%	0.95%	25.55%
Year Ended December 31, 2010(c)	$8.89	0.11	1.27	1.38	(0.14)	–	(0.14)	$10.13	15.64%		$20,517,897	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009(c)	$6.99	0.11	1.87	1.98	(0.08)	–	(0.08)	$8.89	28.69%		$21,235,639	0.96%	1.56%	0.96%	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.37)	(4.17)	(0.20)	(0.14)	(0.34)	$6.99	(36.96%	)	$27,221,697	0.90%	2.07%	0.90%	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.19%	)	$48,991,872	0.83%	1.81%	0.83%	29.74%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.   Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen NVIT Comstock Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based upon the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees

2011 Annual Report	19

Notes to Financial Statements (continued)

December 31, 2011

(the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$174,537,323	$—	$—	$174,537,323
Mutual Fund	8,552,972	—	—	8,552,972
Total	$183,090,295	$—	$—	$183,090,295

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by type and industry classification.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to litigation income from deceased funds and return of capital. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

20	Annual Report 2011

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Invesco Advisers, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

2011 Annual Report	21

Notes to Financial Statements (continued)

December 31, 2011

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $882.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

22	Annual Report 2011

For the year ended December 31, 2011, NFS received $249,853 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $46,379,544 and sales of $51,412,234 (excluding short-term securities).

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair

2011 Annual Report	23

Notes to Financial Statements (continued)

December 31, 2011

value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,235,566	$—	$2,235,566	$—	$2,235,566

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,543,508	$—	$2,543,508	$—	$2,543,508

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$96,011	$—	$96,011	$—	$(83,110,948)	$4,572,642	$(78,442,295)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$178,517,653	$24,550,203	$(19,977,561)	$4,572,642

24	Annual Report 2011

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$20,701,040	2016
$62,409,908	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $9,786,009 to offset capital gains.

9.    Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Van Kampen NVIT Comstock Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen NVIT Comstock Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

26	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

2011 Annual Report	27

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc.
(dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

28	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Annual Report 2011

NVIT Mid Cap Index Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

18	Statement of Assets and Liabilities

20	Statement of Operations

21	Statements of Changes in Net Assets

23	Financial Highlights

24	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm

36	Supplemental Information

37	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MCX (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund seeks to match the performance of an index.

Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions.

Investments in the Fund are subject to stock market risk.

The Fund also is subject to risks associated with investing in stocks of mid-sized companies.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500®

Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

2011 Annual Report	5

Important Disclosures (Continued)

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of BlackRock Investment Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of BlackRock Investment Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Mid Cap Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Mid Cap Index Fund (Class I at NAV) registered -2.54% versus -1.73% for its benchmark, the S&P MidCap 400® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mid-Cap Core Funds (consisting of 65 funds as of December 31, 2011) was -3.86% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Five of the 10 sectors within the Fund’s benchmark, the S&P MidCap 400 Index (the Index), reported positive returns during the reporting period. The strongest-performing sectors were consumer staples, which returned 22.16%; utilities, which returned 15.79%; and consumer discretionary, which returned 2.07% for the reporting period.

What areas of investment detracted from Fund performance?

Five of the 10 sectors within the Index posted negative performance during the reporting period. The weakest-performing sectors were information technology, which registered -11.54%; telecommunications services, which registered -9.76%; and energy, which registered -9.09% for the reporting period.

What was the impact of investments in derivatives on Fund performance?

The Fund holds U.S. Commodity Futures Trading Commission (CFTC) approved futures contracts that are used solely to invest the Fund’s cash flows, ensuring that the Fund remains fully invested. These derivatives are not used in any speculative or arbitrage capacity. These derivatives had minimal impact on Fund performance, given the dollar amount of derivatives relative to the Fund’s net assets.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA; Edward Corallo; Jennifer Hsui, CFA; and Creighton Jue, CFA

2011 Annual Report	7

Fund Performance	NVIT Mid Cap Index Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	(2.54)%	2.83%	6.45%
Class II2	(2.68)%	2.62%	6.24%
Class Y2	(2.39)%	2.98%	6.55%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of the Class II (May 6, 2002) and Class Y shares (May 1, 2006) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

Expense Ratios

Expense Ratio*
Class I	0.43%
Class II	0.68%
Class Y	0.28%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Mid Cap Index Fund versus performance of the S&P Midcap 400® Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The S&P Midcap 400® Index is an unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Mid Cap Index Fund		Beginning Account Value ($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	902.70	1.97	0.41
	Hypothetical[b]	1,000.00	1,023.14	2.09	0.41
Class II Shares	Actual	1,000.00	902.30	2.45	0.51
	Hypothetical[b]	1,000.00	1,022.63	2.60	0.51
Class Y Shares	Actual	1,000.00	903.80	1.20	0.25
	Hypothetical[b]	1,000.00	1,023.95	1.28	0.25

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Mid Cap Index Fund
December 31, 2011

Asset Allocation
Common Stocks	98.1%
Repurchase Agreement	2.8%
Mutual Fund	2.2%
Liabilities in excess of other assets	(3.1)%

100.0%

Top Industries †
Real Estate Investment Trusts (REITs)	8.4%
Machinery	5.3%
Specialty Retail	4.5%
Software	4.1%
Insurance	4.1%
Commercial Banks	4.0%
Oil, Gas & Consumable Fuels	3.8%
Health Care Providers & Services	3.7%
Information Technology Services	2.8%
Energy Equipment & Services	2.8%
Other Industries*	56.5%

100.0%

Top Holdings †
Fidelity Institutional Money Market Fund—Institutional Class	2.2%
Kansas City Southern	0.7%
Hansen Natural Corp.	0.6%
Vertex Pharmaceuticals, Inc.	0.6%
AMETEK, Inc.	0.6%
Macerich Co. (The)	0.6%
Church & Dwight Co., Inc.	0.6%
Green Mountain Coffee Roasters, Inc.	0.5%
Henry Schein, Inc.	0.5%
Federal Realty Investment Trust	0.5%
Other Holdings*	92.6%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Mid Cap Index Fund

Common Stocks 98.1%

	Shares	Market Value

Aerospace & Defense 1.2%
Alliant Techsystems, Inc.	32,222	$1,841,809
BE Aerospace, Inc.*	100,851	3,903,942
Esterline Technologies Corp.*	29,938	1,675,630
Exelis, Inc.	180,511	1,633,625
Huntington Ingalls Industries, Inc.*	47,734	1,493,119
Triumph Group, Inc.	42,228	2,468,227

		13,016,352

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	100,537	1,336,137

Airlines 0.4%
Alaska Air Group, Inc.*	34,729	2,607,801
JetBlue Airways Corp.*	199,861	1,039,277

		3,647,078

Auto Components 0.4%
Gentex Corp.	140,286	4,151,063

Automobiles 0.1%
Thor Industries, Inc.	42,911	1,177,049

Beverages 0.7%
Hansen Natural Corp.*	74,073	6,825,086

Biotechnology 1.3%
Regeneron Pharmaceuticals, Inc.*	74,227	4,114,403
United Therapeutics Corp.*	50,770	2,398,883
Vertex Pharmaceuticals, Inc.*	203,926	6,772,382

		13,285,668

Building Products 0.4%
Fortune Brands Home & Security, Inc.*	152,152	2,591,148
Lennox International, Inc.	50,429	1,701,979

		4,293,127

Capital Markets 2.0%
Affiliated Managers Group, Inc.*	52,074	4,996,500
Apollo Investment Corp.	192,719	1,241,110
Eaton Vance Corp.	112,279	2,654,276
Greenhill & Co., Inc. (a)	28,274	1,028,325
Janus Capital Group, Inc.	182,507	1,151,619
Jefferies Group, Inc. (a)	142,575	1,960,406
Raymond James Financial, Inc.	99,808	3,090,056
SEI Investments Co.	143,359	2,487,279
Waddell & Reed Financial, Inc., Class A	83,423	2,066,388

		20,675,959

Chemicals 2.8%
Albemarle Corp.	86,789	4,470,501
Ashland, Inc. (b)	76,372	4,365,424
Cabot Corp.	62,493	2,008,525
Cytec Industries, Inc.	48,490	2,165,079

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Intrepid Potash, Inc.*	51,488	$1,165,173
Minerals Technologies, Inc.	17,276	976,612
NewMarket Corp. (a)	10,357	2,051,825
Olin Corp.	78,398	1,540,521
RPM International, Inc.	128,132	3,145,641
Scotts Miracle-Gro Co. (The), Class A (a)	42,324	1,976,108
Sensient Technologies Corp.	48,980	1,856,342
Valspar Corp.	91,387	3,561,351

		29,283,102

Commercial Banks 4.1%
Associated Banc-Corp.	169,680	1,895,326
BancorpSouth, Inc. (a)	71,057	783,048
Bank of Hawaii Corp.	45,428	2,021,092
Cathay General Bancorp	76,924	1,148,475
City National Corp.	45,776	2,022,384
Commerce Bancshares, Inc.	77,392	2,950,183
Cullen/Frost Bankers, Inc.	59,887	3,168,621
East West Bancorp, Inc.	145,750	2,878,563
First Niagara Financial Group, Inc.	340,126	2,935,287
FirstMerit Corp.	106,839	1,616,474
Fulton Financial Corp.	195,597	1,918,807
Hancock Holding Co.	82,827	2,647,979
International Bancshares Corp.	51,989	953,218
Prosperity Bancshares, Inc.	45,858	1,850,370
Signature Bank*	45,149	2,708,489
SVB Financial Group*	42,386	2,021,388
Synovus Financial Corp.	723,184	1,019,689
TCF Financial Corp.	154,192	1,591,261
Trustmark Corp.	62,708	1,523,177
Valley National Bancorp (a)	183,033	2,264,118
Webster Financial Corp.	71,886	1,465,756
Westamerica Bancorporation	27,854	1,222,791

		42,606,496

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	45,804	1,231,211
Clean Harbors, Inc.*	46,179	2,942,988
Copart, Inc.*	52,165	2,498,182
Corrections Corp. of America*	97,309	1,982,184
Deluxe Corp.	49,704	1,131,263
Herman Miller, Inc.	56,953	1,050,783
HNI Corp.	43,843	1,144,302
Mine Safety Appliances Co.	30,105	997,077
Rollins, Inc.	62,953	1,398,816
Waste Connections, Inc.	109,383	3,624,953

		18,001,759

Communications Equipment 1.2%
ADTRAN, Inc.	62,251	1,877,490
Ciena Corp.*	94,762	1,146,620
Plantronics, Inc.	42,549	1,516,446

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Polycom, Inc.*	173,214	$2,823,388
Riverbed Technology, Inc.*	151,579	3,562,107
Tellabs, Inc.	356,923	1,441,969

		12,368,020

Computers & Peripherals 0.6%
Diebold, Inc.	61,257	1,841,998
NCR Corp.*	153,916	2,533,457
QLogic Corp.*	98,406	1,476,090

		5,851,545

Construction & Engineering 1.1%
AECOM Technology Corp.*	112,804	2,320,378
Granite Construction, Inc.	34,041	807,453
KBR, Inc.	145,551	4,056,506
Shaw Group, Inc. (The)*	63,716	1,713,961
URS Corp.*	77,852	2,734,162

		11,632,460

Construction Materials 0.3%
Martin Marietta Materials, Inc. (a)	44,683	3,369,545

Containers & Packaging 1.9%
AptarGroup, Inc.	64,605	3,370,443
Greif, Inc., Class A	30,087	1,370,463
Packaging Corp. of America	95,595	2,412,818
Rock-Tenn Co., Class A	68,949	3,978,357
Silgan Holdings, Inc.	48,467	1,872,765
Sonoco Products Co.	97,765	3,222,334
Temple-Inland, Inc.	107,206	3,399,502

		19,626,682

Distributors 0.4%
LKQ Corp.*	143,320	4,311,066

Diversified Consumer Services 0.8%
ITT Educational Services, Inc.* (a)	19,559	1,112,712
Matthews International Corp., Class A	27,820	874,383
Regis Corp.	56,456	934,347
Service Corp. International	222,954	2,374,460
Sotheby’s	66,063	1,884,777
Strayer Education, Inc. (a)	11,369	1,104,953

		8,285,632

Diversified Financial Services 0.4%
MSCI, Inc., Class A*	117,892	3,882,184

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	146,051	2,830,468

Electric Utilities 1.7%
Cleco Corp.	59,325	2,260,283
Great Plains Energy, Inc.	132,682	2,889,814

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	93,851	$2,485,174
IDACORP, Inc.	48,669	2,064,052
NV Energy, Inc.	230,762	3,772,959
PNM Resources, Inc.	77,902	1,420,153
Westar Energy, Inc.	114,582	3,297,670

		18,190,105

Electrical Equipment 1.8%
Acuity Brands, Inc.	41,135	2,180,155
AMETEK, Inc.	156,540	6,590,334
General Cable Corp.*	51,042	1,276,560
Hubbell, Inc., Class B	57,629	3,853,075
Regal-Beloit Corp.	40,604	2,069,586
Thomas & Betts Corp.*	50,897	2,778,976

		18,748,686

Electronic Equipment, Instruments & Components 2.3%
Arrow Electronics, Inc.*	109,252	4,087,117
Avnet, Inc.*	145,072	4,510,288
Ingram Micro, Inc., Class A*	150,004	2,728,573
Itron, Inc.*	39,836	1,424,934
National Instruments Corp.	90,655	2,352,497
Tech Data Corp.*	40,359	1,994,138
Trimble Navigation Ltd.*	120,570	5,232,738
Vishay Intertechnology, Inc.*	153,725	1,381,988

		23,712,273

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.*	55,266	2,199,034
CARBO Ceramics, Inc.	19,433	2,396,672
Dresser-Rand Group, Inc.*	73,571	3,671,929
Dril-Quip, Inc.*	33,703	2,218,332
Helix Energy Solutions Group, Inc.*	103,150	1,629,770
Oceaneering International, Inc.	105,634	4,872,896
Oil States International, Inc.*	50,095	3,825,755
Patterson-UTI Energy, Inc.	150,907	3,015,122
Superior Energy Services, Inc.* (a)	78,095	2,221,022
Tidewater, Inc.	50,751	2,502,024
Unit Corp.*	40,496	1,879,014

		30,431,570

Food & Staples Retailing 0.2%
Ruddick Corp.	48,192	2,054,907

Food Products 2.1%
Corn Products International, Inc.	74,107	3,897,287
Flowers Foods, Inc.	110,359	2,094,614
Green Mountain Coffee Roasters, Inc.* (a)	126,996	5,695,771
Lancaster Colony Corp.	19,459	1,349,287
Ralcorp Holdings, Inc.*	53,909	4,609,220
Smithfield Foods, Inc.*	159,708	3,877,710
Tootsie Roll Industries, Inc. (a)	24,266	574,376

		22,098,265

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities 1.6%
Atmos Energy Corp.	88,362	$2,946,873
National Fuel Gas Co.	81,005	4,502,258
Questar Corp.	173,648	3,448,649
UGI Corp.	112,898	3,319,201
WGL Holdings, Inc.	50,292	2,223,912

		16,440,893

Health Care Equipment & Supplies 2.6%
Cooper Cos., Inc. (The)	46,676	3,291,591
Gen-Probe, Inc.*	45,484	2,689,014
Hill-Rom Holdings, Inc.	60,349	2,033,158
Hologic, Inc.*	257,271	4,504,815
IDEXX Laboratories, Inc.*	54,902	4,225,258
Masimo Corp.*	58,690	1,096,623
ResMed, Inc.*	143,828	3,653,231
STERIS Corp.	56,688	1,690,436
Teleflex, Inc.	39,817	2,440,384
Thoratec Corp.*	58,605	1,966,784

		27,591,294

Health Care Providers & Services 3.8%
AMERIGROUP Corp.*	46,776	2,763,526
Catalyst Health Solutions, Inc.*	48,919	2,543,788
Community Health Systems, Inc.*	88,584	1,545,791
Health Management Associates, Inc., Class A*	248,498	1,831,430
Health Net, Inc.*	81,131	2,468,005
Henry Schein, Inc.*	88,352	5,692,519
HMS Holdings Corp.*	83,171	2,659,809
LifePoint Hospitals, Inc.*	47,093	1,749,505
Lincare Holdings, Inc.	86,590	2,226,229
Mednax, Inc.*	47,827	3,444,022
Omnicare, Inc.	111,803	3,851,613
Owens & Minor, Inc.	62,029	1,723,786
Universal Health Services, Inc., Class B	94,393	3,668,112
VCA Antech, Inc.*	84,791	1,674,622
WellCare Health Plans, Inc.*	41,849	2,197,073

		40,039,830

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	185,368	3,510,870

Hotels, Restaurants & Leisure 1.6%
Bally Technologies, Inc.*	42,389	1,676,909
Bob Evans Farms, Inc.	28,770	964,946
Brinker International, Inc.	78,714	2,106,386
Cheesecake Factory, Inc. (The)*	53,391	1,567,026
International Speedway Corp., Class A	27,703	702,271
Life Time Fitness, Inc.*	41,407	1,935,777
Panera Bread Co., Class A*	28,987	4,100,211
Scientific Games Corp., Class A*	56,534	548,380
Wendy’s Co. (The)	289,236	1,550,305
WMS Industries, Inc.*	54,506	1,118,463

		16,270,674

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.4%
American Greetings Corp., Class A	38,858	$486,113
KB Home (a)	70,087	470,985
M.D.C. Holdings, Inc.	36,690	646,845
Mohawk Industries, Inc.*	55,809	3,340,169
NVR, Inc.*	4,865	3,337,390
Toll Brothers, Inc.*	143,821	2,936,825
Tupperware Brands Corp.	56,091	3,139,413

		14,357,740

Household Products 1.1%
Church & Dwight Co., Inc.	139,868	6,400,360
Energizer Holdings, Inc.*	65,416	5,068,431

		11,468,791

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	59,679	2,643,780

Information Technology Services 2.9%
Acxiom Corp.*	76,566	934,871
Alliance Data Systems Corp.*	48,857	5,073,311
Broadridge Financial Solutions, Inc.	121,366	2,736,803
Convergys Corp.*	117,517	1,500,692
CoreLogic, Inc.*	104,161	1,346,802
DST Systems, Inc.	32,757	1,491,099
Gartner, Inc.*	92,790	3,226,308
Global Payments, Inc.	76,578	3,628,266
Jack Henry & Associates, Inc.	84,661	2,845,456
Lender Processing Services, Inc.	82,531	1,243,742
Mantech International Corp., Class A	22,685	708,679
NeuStar, Inc., Class A*	63,932	2,184,556
VeriFone Systems, Inc.*	102,926	3,655,932

		30,576,517

Insurance 4.2%
American Financial Group, Inc.	75,302	2,777,891
Arthur J. Gallagher & Co.	110,716	3,702,343
Aspen Insurance Holdings Ltd.	69,044	1,829,666
Brown & Brown, Inc.	113,565	2,569,976
Everest Re Group Ltd.	52,515	4,415,986
Fidelity National Financial, Inc., Class A	214,312	3,413,990
First American Financial Corp.	103,129	1,306,644
Hanover Insurance Group, Inc. (The)	43,883	1,533,711
HCC Insurance Holdings, Inc.	111,159	3,056,873
Kemper Corp.	49,078	1,433,568
Mercury General Corp.	33,067	1,508,517
Old Republic International Corp.	249,875	2,316,341
Protective Life Corp.	80,985	1,827,022
Reinsurance Group of America, Inc.	71,642	3,743,294
StanCorp Financial Group, Inc.	43,213	1,588,078
Transatlantic Holdings, Inc.	56,172	3,074,294
W.R. Berkley Corp.	108,588	3,734,341

		43,832,535

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail 0.1%
HSN, Inc.	39,275	$1,424,112

Internet Software & Services 1.2%
AOL, Inc.*	95,202	1,437,550
Equinix, Inc.*	46,357	4,700,600
Monster Worldwide, Inc.*	126,014	999,291
Rackspace Hosting, Inc.*	101,249	4,354,720
ValueClick, Inc.*	80,769	1,315,727

		12,807,888

Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	67,501	3,778,706

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	19,250	1,848,770
Charles River Laboratories International, Inc.*	48,355	1,321,542
Covance, Inc.*	59,413	2,716,363
Mettler-Toledo International, Inc.*	30,883	4,561,728
Techne Corp.	36,182	2,469,783

		12,918,186

Machinery 5.5%
AGCO Corp.*	95,029	4,083,396
CLARCOR, Inc.	49,119	2,455,459
Crane Co.	47,773	2,231,477
Donaldson Co., Inc.	72,863	4,960,513
Gardner Denver, Inc.	49,463	3,811,619
Graco, Inc.	58,365	2,386,545
Harsco Corp.	78,935	1,624,482
IDEX Corp.	81,590	3,027,805
ITT Corp.	90,704	1,753,308
Kennametal, Inc.	77,698	2,837,531
Lincoln Electric Holdings, Inc.	81,943	3,205,610
Nordson Corp.	58,307	2,401,082
Oshkosh Corp.*	89,403	1,911,436
Pentair, Inc.	96,381	3,208,523
SPX Corp.	49,887	3,006,690
Terex Corp.* (b)	107,288	1,449,461
Timken Co.	82,117	3,178,749
Trinity Industries, Inc.	78,362	2,355,562
Valmont Industries, Inc.	21,980	1,995,564
Wabtec Corp.	46,907	3,281,145
Woodward, Inc.	58,618	2,399,235

		57,565,192

Marine 0.5%
Alexander & Baldwin, Inc.	40,776	1,664,476
Kirby Corp.*	54,434	3,583,935

		5,248,411

Media 1.0%
AMC Networks, Inc., Class A*	56,218	2,112,672

Common Stocks (continued)

	Shares	Market Value

Media (continued)
DreamWorks Animation SKG, Inc., Class A* (a)	69,455	$1,152,606
John Wiley & Sons, Inc., Class A	46,455	2,062,602
Lamar Advertising Co., Class A* (a)	57,274	1,575,035
Meredith Corp. (a)	36,504	1,191,855
New York Times Co. (The), Class A*	118,268	914,212
Scholastic Corp. (a)	24,735	741,308
Valassis Communications, Inc.* (a)	43,708	840,505

		10,590,795

Metals & Mining 1.3%
Carpenter Technology Corp.	43,206	2,224,245
Commercial Metals Co.	112,996	1,562,735
Compass Minerals International, Inc.	32,187	2,216,075
Reliance Steel & Aluminum Co.	73,310	3,569,464
Steel Dynamics, Inc.	213,849	2,812,114
Worthington Industries, Inc.	52,485	859,704

		13,244,337

Multiline Retail 0.2%
99 Cents Only Stores*	46,271	1,015,649
Saks, Inc.* (a)	156,359	1,524,500

		2,540,149

Multi-Utilities 2.2%
Alliant Energy Corp.	108,516	4,786,641
Black Hills Corp.	38,601	1,296,221
MDU Resources Group, Inc.	184,603	3,961,580
NSTAR	101,285	4,756,344
OGE Energy Corp.	95,877	5,437,185
Vectren Corp.	80,041	2,419,639

		22,657,610

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	50,816	1,818,196

Oil, Gas & Consumable Fuels 3.9%
Arch Coal, Inc.	206,928	3,002,525
Bill Barrett Corp.*	45,799	1,560,372
Cimarex Energy Co.	83,836	5,189,448
Comstock Resources, Inc.*	46,612	713,164
Energen Corp.	70,495	3,524,750
Forest Oil Corp.*	109,385	1,482,167
HollyFrontier Corp.	203,421	4,760,051
Northern Oil and Gas, Inc.* (a)	61,777	1,481,412
Patriot Coal Corp.*	89,394	757,167
Plains Exploration & Production Co.*	137,866	5,062,440
Quicksilver Resources, Inc.*	117,337	787,331
SM Energy Co.	62,579	4,574,525
Southern Union Co.	121,973	5,136,283
World Fuel Services Corp.	69,566	2,920,381

		40,952,016

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Paper & Forest Products 0.4%
Domtar Corp.	35,639	$2,849,694
Louisiana-Pacific Corp.*	133,293	1,075,675

		3,925,369

Pharmaceuticals 0.6%
Endo Pharmaceuticals Holdings, Inc.*	114,242	3,944,776
Medicis Pharmaceutical Corp., Class A	61,699	2,051,492

		5,996,268

Professional Services 0.9%
Corporate Executive Board Co. (The)	32,563	1,240,650
FTI Consulting, Inc.*	40,068	1,699,685
Korn/Ferry International*	46,682	796,395
Manpower, Inc.	79,781	2,852,171
Towers Watson & Co., Class A	50,383	3,019,453

		9,608,354

Real Estate Investment Trusts (REITs) 8.6%
Alexandria Real Estate Equities, Inc.	60,578	4,178,065
American Campus Communities, Inc.	69,287	2,907,283
BRE Properties, Inc.	73,636	3,717,145
Camden Property Trust	69,773	4,342,671
Corporate Office Properties Trust	70,401	1,496,725
Duke Realty Corp.	247,317	2,980,170
Equity One, Inc.	58,321	990,291
Essex Property Trust, Inc.	33,366	4,688,257
Federal Realty Investment Trust	62,082	5,633,941
Highwoods Properties, Inc.	70,801	2,100,666
Home Properties, Inc.	47,197	2,717,131
Hospitality Properties Trust	120,786	2,775,662
Liberty Property Trust	113,466	3,503,830
Macerich Co. (The)	129,006	6,527,704
Mack-Cali Realty Corp.	85,216	2,274,415
National Retail Properties, Inc.	101,110	2,667,282
Omega Healthcare Investors, Inc.	100,888	1,952,183
Potlatch Corp.	39,305	1,222,779
Rayonier, Inc.	118,195	5,275,043
Realty Income Corp.	130,247	4,553,435
Regency Centers Corp.	87,921	3,307,588
Senior Housing Properties Trust	159,037	3,568,790
SL Green Realty Corp.	84,234	5,613,354
Taubman Centers, Inc.	56,633	3,516,909
UDR, Inc.	214,173	5,375,742
Weingarten Realty Investors	118,165	2,578,360

		90,465,421

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	42,508	2,604,040

Road & Rail 1.5%
Con-way, Inc.	54,365	1,585,283
J.B. Hunt Transport Services, Inc.	87,887	3,961,067
Kansas City Southern*	107,400	7,304,274

Common Stocks (continued)

	Shares	Market Value

Road & Rail (continued)
Landstar System, Inc.	45,869	$2,198,043
Werner Enterprises, Inc.	43,456	1,047,290

		16,095,957

Semiconductors & Semiconductor Equipment 2.5%
Atmel Corp.*	452,337	3,663,930
Cree, Inc.*	112,833	2,486,839
Cypress Semiconductor Corp.*	151,438	2,557,788
Fairchild Semiconductor International, Inc.*	123,642	1,488,649
Integrated Device Technology, Inc.*	138,967	758,760
International Rectifier Corp.*	67,529	1,311,413
Intersil Corp., Class A	123,645	1,290,854
Lam Research Corp.*	116,895	4,327,453
MEMC Electronic Materials, Inc.*	225,443	888,245
RF Micro Devices, Inc.*	271,846	1,467,968
Semtech Corp.*	64,824	1,608,932
Silicon Laboratories, Inc.*	40,928	1,777,094
Skyworks Solutions, Inc.*	183,726	2,980,036

		26,607,961

Software 4.2%
ACI Worldwide, Inc.*	32,772	938,590
Advent Software, Inc.*	31,309	762,687
ANSYS, Inc.*	90,327	5,173,931
Cadence Design Systems, Inc.*	266,302	2,769,541
Compuware Corp.*	213,536	1,776,620
Concur Technologies, Inc.*	45,488	2,310,336
FactSet Research Systems, Inc.	44,162	3,854,459
Fair Isaac Corp.	34,917	1,251,425
Informatica Corp.*	103,986	3,840,203
Mentor Graphics Corp.*	91,271	1,237,635
MICROS Systems, Inc.*	78,355	3,649,776
Parametric Technology Corp.*	114,265	2,086,479
Quest Software, Inc.*	55,261	1,027,855
Rovi Corp.*	107,561	2,643,849
Solera Holdings, Inc.	69,332	3,088,047
Synopsys, Inc.*	140,127	3,811,454
TIBCO Software, Inc.*	157,643	3,769,244

		43,992,131

Specialty Retail 4.6%
Aaron’s, Inc.	73,855	1,970,451
Advance Auto Parts, Inc.	70,836	4,932,311
Aeropostale, Inc.*	78,979	1,204,430
American Eagle Outfitters, Inc.	189,454	2,896,752
Ann, Inc.*	51,216	1,269,132
Ascena Retail Group, Inc.*	65,778	1,954,922
Barnes & Noble, Inc.* (a)	39,973	578,809
Chico’s FAS, Inc.	163,984	1,826,782
Collective Brands, Inc.*	59,256	851,509
Dick’s Sporting Goods, Inc.	94,434	3,482,726
Foot Locker, Inc.	149,564	3,565,606

16	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Guess?, Inc.	65,325	$1,947,992
J.Crew Group, Inc.* (c)	70,297	0
Office Depot, Inc.*	274,269	589,678
PetSmart, Inc.	109,143	5,597,944
RadioShack Corp.	97,659	948,269
Rent-A-Center, Inc.	57,456	2,125,872
Signet Jewelers Ltd.	84,977	3,735,589
Tractor Supply Co.	69,447	4,871,707
Williams-Sonoma, Inc.	101,378	3,903,053

		48,253,534

Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp.*	37,752	2,852,919
Fossil, Inc.*	51,414	4,080,215
Hanesbrands, Inc.*	95,024	2,077,225
PVH Corp.	66,054	4,656,146
Under Armour, Inc., Class A* (a)	35,903	2,577,476
Warnaco Group, Inc. (The)*	39,587	1,980,934

		18,224,915

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	81,943	695,696
New York Community Bancorp, Inc.	427,682	5,290,426
Washington Federal, Inc.	105,252	1,472,476

		7,458,598

Tobacco 0.1%
Universal Corp.	22,722	1,044,303

Trading Companies & Distributors 0.8%
GATX Corp.	45,571	1,989,630
MSC Industrial Direct Co., Inc., Class A	44,797	3,205,225
United Rentals, Inc.* (a)	61,266	1,810,410
Watsco, Inc.	27,757	1,822,525

		8,827,790

Water Utilities 0.3%
Aqua America, Inc.	135,497	2,987,709

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	89,979	2,329,556

Total Common Stocks (cost $999,481,672)		1,026,392,712

Mutual Fund 2.2%
Money Market Fund 2.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (d)	23,363,375	23,363,375

Total Mutual Fund (cost $23,363,375)		23,363,375

Repurchase Agreement 2.8%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/11, due 01/03/12, repurchase price $29,406,172, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $29,993,940. (e)	$29,406,074	$29,406,074

Total Repurchase Agreement (cost $29,406,074)		29,406,074

Total Investments (cost $1,052,251,121) (f)—103.1%		1,079,162,161

Liabilities in excess of other assets—(3.1)%		(32,508,770)

NET ASSETS—100.0%		$1,046,653,391

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $28,589,721.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Fair Valued Security.

(d)	Represents 7-day effective yield as of December 31, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $29,406,074.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

REIT	Real Estate Investment Trust

At December 31, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
259	S&P MID 400 E- Mini	03/16/12	$22,722,070	$2,627

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statement of Assets and Liabilities

December 31, 2011

NVIT Mid Cap Index Fund
Assets:
Investments, at value* (cost $1,022,845,047)	$1,049,756,087
Repurchase agreement, at value and cost	29,406,074

Total Investments	1,079,162,161

Cash	21,481
Dividends receivable	1,061,063
Security lending income receivable	20,408
Receivable for investments sold	551,580
Receivable for capital shares issued	334,470
Prepaid expenses	2,955

Total Assets	1,081,154,118

Liabilities:
Payable for investments purchased	1,982,003
Payable for capital shares redeemed	2,705,213
Payable for variation margin on futures contracts	93,817
Payable upon return of securities loaned (Note 2)	29,406,074
Accrued expenses and other payables:
Investment advisory fees	185,790
Fund administration fees	29,067
Distribution fees	2,611
Administrative servicing fees	36,881
Accounting and transfer agent fees	4,157
Trustee fees	9,645
Custodian fees	6,083
Compliance program costs (Note 3)	818
Professional fees	17,617
Printing fees	17,580
Other	3,371

Total Liabilities	34,500,727

Net Assets	$1,046,653,391

Represented by:
Capital	$964,203,119
Accumulated undistributed net investment income	858,841
Accumulated net realized gains from investment and futures transactions	54,677,764
Net unrealized appreciation/(depreciation) from investments	26,911,040
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	2,627

Net Assets	$1,046,653,391

Net Assets:
Class I Shares	$288,786,869
Class II Shares	12,285,803
Class Y Shares	745,580,719

Total	$1,046,653,391

*	Includes value of securities on loan of $28,589,721 (Note 2).

18	Annual Report 2011

NVIT Mid Cap Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	16,457,638
Class II Shares	703,187
Class Y Shares	42,495,187

Total	59,656,012

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$17.55
Class II Shares	$17.47
Class Y Shares	$17.55

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Statement of Operations

For the Year Ended December 31, 2011

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$14,452,259
Income from securities lending (Note 2)	145,303
Other income	2,011

Total Income	14,599,573

EXPENSES:
Investment advisory fees	2,585,671
Fund administration fees	374,744
Distribution fees Class II Shares	33,573
Administrative servicing fees Class I Shares	465,724
Administrative servicing fees Class II Shares	3,210
Professional fees	51,064
Printing fees	31,994
Trustee fees	43,364
Custodian fees	45,414
Accounting and transfer agent fees	249
Compliance program costs (Note 3)	4,415
Other	21,169

Total expenses before earnings credit and fees waived	3,660,591

Earnings credit (Note 4)	(409)
Investment advisory fees waived (Note 3)	(197,065)

Net Expenses	3,463,117

NET INVESTMENT INCOME	11,136,456

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	68,082,061
Net realized gains from futures transactions (Note 2)	1,982,161

Net realized gains from investment and futures transactions	70,064,222

Net change in unrealized appreciation/(depreciation) from investments	(82,884,176)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(524,407)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(83,408,583)

Net realized/unrealized losses from investments and futures transactions	(13,344,361)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,207,905)

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$11,136,456	$11,954,044
Net realized gains from investment and futures transactions	70,064,222	48,979,165
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(83,408,583)	203,906,190

Change in net assets resulting from operations	(2,207,905)	264,839,399

Distributions to Shareholders From:
Net investment income:
Class I	(2,421,996)	(3,666,463)
Class II	(87,625)	(126,351)
Class Y	(7,987,707)	(11,211,533)
Net realized gains:
Class I	(4,707,636)	(322,687)
Class II	(201,653)	(14,015)
Class Y	(11,366,415)	(931,664)

Change in net assets from shareholder distributions	(26,773,032)	(16,272,713)

Change in net assets from capital transactions	(172,478,872)	(54,219,568)

Change in net assets	(201,459,809)	194,347,118

Net Assets:
Beginning of year	1,248,113,200	1,053,766,082

End of year	$1,046,653,391	$1,248,113,200

Accumulated undistributed net investment income at end of year	$858,841	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$54,089,211	$29,009,414
Dividends reinvested	7,129,632	3,989,150
Cost of shares redeemed	(77,567,936)	(76,486,950)

Total Class I	(16,349,093)	(43,488,386)

Class II Shares
Proceeds from shares issued	2,415,867	1,803,759
Dividends reinvested	289,278	140,366
Cost of shares redeemed	(3,521,443)	(3,713,664)

Total Class II	(816,298)	(1,769,539)

Class Y Shares
Proceeds from shares issued	156,985,970	82,582,098
Dividends reinvested	19,354,122	12,143,197
Cost of shares redeemed	(331,653,573)	(103,686,938)

Total Class Y	(155,313,481)	(8,961,643)

Change in net assets from capital transactions	$(172,478,872)	$(54,219,568)

2011 Annual Report	21

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	3,008,094	1,792,655
Reinvested	408,622	239,574
Redeemed	(4,154,475)	(4,828,804)

Total Class I Shares	(737,759)	(2,796,575)

Class II Shares
Issued	130,628	111,463
Reinvested	16,705	8,442
Redeemed	(190,444)	(232,056)

Total Class II Shares	(43,111)	(112,151)

Class Y Shares
Issued	8,969,695	5,134,414
Reinvested	1,102,166	728,744
Redeemed	(17,262,112)	(6,441,016)

Total Class Y Shares	(7,190,251)	(577,858)

Total change in shares	(7,971,121)	(3,486,584)

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

22	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2011(c)	$18.46	0.16	(0.63)	(0.47)	(0.15)	(0.29)	(0.44)	$17.55	(2.54)%	$288,786,869	0.40%	0.85%	0.42%	20.81%
Year Ended December 31, 2010(c)	$14.82	0.15	3.71	3.86	(0.20)	(0.02)	(0.22)	$18.46	26.20%	$317,379,516	0.42%	0.97%	0.43%	11.92%
Year Ended December 31, 2009(c)	$11.25	0.15	3.94	4.09	(0.12)	(0.40)	(0.52)	$14.82	36.76%	$296,275,777	0.45%	1.23%	0.45%	22.52%
Year Ended December 31, 2008	$19.18	0.21	(6.83)	(6.62)	(0.21)	(1.10)	(1.31)	$11.25	(36.46)%	$250,979,592	0.44%	1.22%	0.44%	24.70%
Year Ended December 31, 2007	$18.59	0.27	1.16	1.43	(0.27)	(0.57)	(0.84)	$19.18	7.56%	$479,738,690	0.46%	1.34%	0.47%	23.90%

Class II Shares
Year Ended December 31, 2011(c)	$18.38	0.13	(0.63)	(0.50)	(0.12)	(0.29)	(0.41)	$17.47	(2.68)%	$12,285,803	0.53%	0.72%	0.54%	20.81%
Year Ended December 31, 2010(c)	$14.76	0.11	3.69	3.80	(0.16)	(0.02)	(0.18)	$18.38	25.86%	$13,715,960	0.67%	0.72%	0.68%	11.92%
Year Ended December 31, 2009(c)	$11.20	0.12	3.93	4.05	(0.09)	(0.40)	(0.49)	$14.76	36.50%	$12,669,285	0.70%	0.99%	0.70%	22.52%
Year Ended December 31, 2008	$19.11	0.18	(6.81)	(6.63)	(0.18)	(1.10)	(1.28)	$11.20	(36.61)%	$11,279,926	0.64%	1.02%	0.64%	24.70%
Year Ended December 31, 2007	$18.53	0.23	1.16	1.39	(0.24)	(0.57)	(0.81)	$19.11	7.37%	$20,694,631	0.62%	1.17%	0.62%	23.90%

Class Y Shares
Year Ended December 31, 2011(c)	$18.46	0.18	(0.63)	(0.45)	(0.17)	(0.29)	(0.46)	$17.55	(2.39)%	$745,5820,719	0.25%	0.99%	0.27%	20.81%
Year Ended December 31, 2010(c)	$14.82	0.18	3.70	3.88	(0.22)	(0.02)	(0.24)	$18.46	26.39%	$917,017,724	0.27%	1.12%	0.28%	11.92%
Year Ended December 31, 2009(c)	$11.25	0.17	3.94	4.11	(0.14)	(0.40)	(0.54)	$14.82	36.96%	$744,821,020	0.30%	1.34%	0.30%	22.52%
Year Ended December 31, 2008	$19.18	0.23	(6.83)	(6.60)	(0.23)	(1.10)	(1.33)	$11.25	(36.38)%	$541,354,715	0.31%	1.36%	0.31%	24.70%
Year Ended December 31, 2007	$18.59	0.28	1.18	1.46	(0.30)	(0.57)	(0.87)	$19.18	7.74%	$861,468,698	0.29%	1.28%	0.29%	23.90%

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	23

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

24	Annual Report 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$13,016,352	$—	$—	$13,016,352
Air Freight & Logistics	1,336,137	—	—	1,336,137
Airlines	3,647,078	—	—	3,647,078
Auto Components	4,151,063	—	—	4,151,063
Automobiles	1,177,049	—	—	1,177,049
Beverages	6,825,086	—	—	6,825,086
Biotechnology	13,285,668	—	—	13,285,668
Building Products	4,293,127	—	—	4,293,127
Capital Markets	20,675,959	—	—	20,675,959
Chemicals	29,283,102	—	—	29,283,102
Commercial Banks	42,606,496	—	—	42,606,496
Commercial Services & Supplies	18,001,759	—	—	18,001,759
Communications Equipment	12,368,020	—	—	12,368,020
Computers & Peripherals	5,851,545	—	—	5,851,545
Construction & Engineering	11,632,460	—	—	11,632,460
Construction Materials	3,369,545	—	—	3,369,545
Containers & Packaging	19,626,682	—	—	19,626,682
Distributors	4,311,066	—	—	4,311,066
Diversified Consumer Services	8,285,632	—	—	8,285,632
Diversified Financial Services	3,882,184	—	—	3,882,184
Diversified Telecommunication Services	2,830,468	—	—	2,830,468
Electric Utilities	18,190,105	—	—	18,190,105
Electrical Equipment	18,748,686	—	—	18,748,686
Electronic Equipment, Instruments & Components	23,712,273	—	—	23,712,273
Energy Equipment & Services	30,431,570	—	—	30,431,570
Food & Staples Retailing	2,054,907	—	—	2,054,907

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Food Products	$22,098,265	$—	$—	$22,098,265
Gas Utilities	16,440,893	—	—	16,440,893
Health Care Equipment & Supplies	27,591,294	—	—	27,591,294
Health Care Providers & Services	40,039,830	—	—	40,039,830
Health Care Technology	3,510,870	—	—	3,510,870
Hotels, Restaurants & Leisure	16,270,674	—	—	16,270,674
Household Durables	14,357,740	—	—	14,357,740
Household Products	11,468,791	—	—	11,468,791
Industrial Conglomerates	2,643,780	—	—	2,643,780
Information Technology Services	30,576,517	—	—	30,576,517
Insurance	43,832,535	—	—	43,832,535
Internet & Catalog Retail	1,424,112	—	—	1,424,112
Internet Software & Services	12,807,888	—	—	12,807,888
Leisure Equipment & Products	3,778,706	—	—	3,778,706
Life Sciences Tools & Services	12,918,186	—	—	12,918,186
Machinery	57,565,192	—	—	57,565,192
Marine	5,248,411	—	—	5,248,411
Media	10,590,795	—	—	10,590,795
Metals & Mining	13,244,337	—	—	13,244,337
Multiline Retail	2,540,149	—	—	2,540,149
Multi-Utilities	22,657,610	—	—	22,657,610
Office Electronics	1,818,196	—	—	1,818,196
Oil, Gas & Consumable Fuels	40,952,016	—	—	40,952,016
Paper & Forest Products	3,925,369	—	—	3,925,369
Pharmaceuticals	5,996,268	—	—	5,996,268
Professional Services	9,608,354	—	—	9,608,354
Real Estate Investment Trusts (REITs)	90,465,421	—	—	90,465,421
Real Estate Management & Development	2,604,040	—	—	2,604,040
Road & Rail	16,095,957	—	—	16,095,957
Semiconductors & Semiconductor Equipment	26,607,961	—	—	26,607,961
Software	43,992,131	—	—	43,992,131
Specialty Retail	48,253,534	—	—	48,253,534
Textiles, Apparel & Luxury Goods	18,224,915	—	—	18,224,915
Thrifts & Mortgage Finance	7,458,598	—	—	7,458,598
Tobacco	1,044,303	—	—	1,044,303
Trading Companies & Distributors	8,827,790	—	—	8,827,790
Water Utilities	2,987,709	—	—	2,987,709
Wireless Telecommunication Services	2,329,556	—	—	2,329,556
Total Common Stocks	$1,026,392,712	$—	$—	$1,026,392,712
Futures Contracts	2,627	—	—	2,627
Mutual Fund	23,363,375	—	—	23,363,375
Repurchase Agreement	—	29,406,074	—	29,406,074
Total	$1,049,758,714	$29,406,074	$—	$1,079,164,788

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

26	Annual Report 2011

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/11	$—	$—
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures contracts*
Equity risk	Unrealized appreciation from futures contracts	$2,627
Total		$2,627

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures contracts
Equity risk	$1,982,161
Total	$1,982,161

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Futures contracts
Equity risk	$(524,407)
Total	$(524,407)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(c)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

28	Annual Report 2011

(e)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter to mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$28,589,721	$29,406,074

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to reclassifications between accumulated long-term and short-term capital gains and losses and reclassification of distributions received from real estate investment trusts (“REITs”). These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $3 billion	0.21%
$3 billion and more	0.20%

30	Annual Report 2011

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.32% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$37,041	$—	$—	$37,041

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $197,065, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $4,415.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $468,934 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25% . Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $240,338,486 and sales of $418,613,212 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and

32	Annual Report 2011

restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

2011 Annual Report	33

Notes to Financial Statements (Continued)

December 31, 2011

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$10,497,328	$16,275,704	$26,773,032	$—	$26,773,032

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$14,573,746	$1,698,967	$16,272,713	$—	$16,272,713

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$3,782,934	$72,847,846	$76,630,780	$—	$—	$5,819,492	$82,450,272

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,073,342,668	$161,914,736	$(156,095,243)	$5,819,493

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

34	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Mid Cap Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Mid Cap Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	35

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 73.17%.

The Fund designates $16,275,704, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

36	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	37

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	39

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40	Annual Report 2011

NVIT Money Market Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

15	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

28	Report of Independent Registered Public Accounting Firm

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MMKT (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal Risks

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund.

The Fund is subject to asset-backed securities risk and repurchase agreements risk to varying degrees.

The Fund is subject to risks associated with investing in foreign securities.

The Fund may invest in shares of other money market mutual funds. If one of these other money market mutual funds fails to meet its objective, the Fund’s performance could be negatively affected. In addition, Fund shareholders will pay a proportionate share of the fees and expenses of such other money market mutual funds (including applicable management, administration and custodian fees) as well as the Fund’s direct expenses.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index

4	Annual Report 2011

of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

iMoneyNet Prime Retail Index (formerly, iMoneyNet First Tier Retail Index): An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a

2011 Annual Report	5

Important Disclosures (Continued)

broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Federated Investment Management Company.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Federated Investment Management Company.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Money Market Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Money Market Fund (Class I at NAV) returned 0.00% versus 0.00% for its benchmark, the iMoneyNet Prime Retail Index (formerly, iMoneyNet First Tier Retail Index). For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Money Market Funds (consisting of 99 funds as of December 31, 2011) was -0.03% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The investments that provided the best returns for the Fund during the reporting period were banking securities, including asset-backed securities, due to increasing short-term interest rates.

What areas of investment detracted from Fund performance?

Overnight securities, required by the Fund for liquidity, detracted from Fund performance. While no Fund securities defaulted during the reporting period, concerns about the European debt crisis caused an increase in the short-term London Interbank Offered Rate (LIBOR), which lowered security values.

Subadviser:

Federated Investment Management Company

2011 Annual Report	7

Fund Performance	NVIT Money Market Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	0.00%	1.36%	1.66%
Class II2	0.00%	1.21%	1.46%
Class IV2	0.00%	1.42%	1.74%
Class V2	0.00%	1.39%	1.71%
Class Y2,3	0.00%	1.43%	1.70%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of Class II shares (December 14, 2009), Class IV shares (April 28, 2003), Class V shares (October 21, 2002) and Class Y shares (May 1, 2006) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II, Class IV, Class V and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class II shares, Class IV shares, Class V shares and Class Y shares has not been adjusted to reflect its lower expenses.

[3]	Class Y shares were known as Class ID shares until May 1, 2008.
Expense Ratios

Expense Ratio*
Class I	0.59%
Class II	0.84%
Class IV	0.59%
Class V	0.54%
Class Y	0.44%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Money Market Fund versus performance of the iMoneyNet Prime Retail Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Money Market Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	1,000.00	1.26	0.25
	Hypothetical[b]	1,000.00	1,023.95	1.28	0.25
Class II Shares	Actual	1,000.00	1,000.00	1.26	0.25
	Hypothetical[b]	1,000.00	1,023.95	1.28	0.25
Class IV Shares	Actual	1,000.00	1,000.00	1.26	0.25
	Hypothetical[b]	1,000.00	1,023.95	1.28	0.25
Class V Shares	Actual	1,000.00	1,000.00	1.26	0.25
	Hypothetical[b]	1,000.00	1,023.95	1.28	0.25
Class Y Shares	Actual	1,000.00	1,000.00	1.26	0.25
	Hypothetical[b]	1,000.00	1,023.95	1.28	0.25

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Money Market Fund
December 31, 2011

Asset Allocation
Commercial Paper	57.8%
Certificates of Deposit	12.0%
Mutual Funds	10.1%
U.S. Treasury Notes	7.9%
U.S. Government Sponsored & Agency Obligations	4.8%
Corporate Bonds	1.9%
Asset-Backed Securities	1.7%
Municipal Bonds	1.6%
Other assets in excess of liabilities	2.2%

100.0%

Top Industries †
Banking	21.6%
Finance-Retail	20.1%
Finance-Commercial	14.4%
Asset Management	10.4%
Finance-Automotive	8.7%
U.S. Treasury Notes	8.0%
Government Agency	7.1%
Computers & Peripherals	5.0%
Oil & Oil Finance	2.0%
Municipal Bonds	1.6%
Other Industries	1.1%

100.0%

Top Holdings †
Federated Prime Obligations Fund, Institutional Shares	5.5%
Federated Prime Cash Obligations Fund, Institutional Shares	4.9%
Atlantic Asset Securitization LLC, 1.00%, 01/03/12	4.0%
Hewlett-Packard Co., 0.22%, 01/23/12	2.9%
Chariot Funding LLC, 0.22%, 03/12/12	2.8%
ING (U.S.) Funding LLC, 0.45%, 02/14/12	2.8%
U.S. Treasury Notes, 4.63%, 02/29/12	2.6%
Societe Generale North America, Inc., 0.24%, 01/03/12	2.5%
Federal Home Loan Mortgage Corp., 0.23%, 01/09/12	2.2%
Straight A Funding, LLC, 0.19%, 02/22/12	2.2%
Other Holdings	67.6%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Money Market Fund

Asset-Backed Securities 1.7%

	Principal Amount	Market Value

Finance—Retail 1.7%
Fosse Master Issuer PLC,
Series 2011-1A, Class A1,
0.41%, 04/18/12 (a)(b)	$20,000,000	$20,000,000
Gracechurch Mortgage Financing PLC,
Series 2011-1A, Class 1A,
0.48%, 11/05/12 (a)(b)	10,000,000	10,000,000
Holmes Master Issuer PLC,
Series 2011-1A, Class A1,
0.42%, 01/15/12 (a)(b)	10,000,000	10,000,000

		40,000,000

Total Asset-Backed Securities (cost $40,000,000)		40,000,000

Certificates of Deposit 12.0%
Banking 12.0%
Bank of Montreal
0.34%, 05/24/12 (a)	10,000,000	10,000,000
0.42%, 10/09/12 (a)	30,000,000	30,000,000
Bank of Nova Scotia, Toronto,
0.43%, 05/08/12 (a)	15,000,000	15,000,000
Barclays Bank PLC,
0.81%, 01/25/12	10,000,000	10,000,000
Credit Suisse, Zurich
0.38%, 02/10/12	10,000,000	10,000,000
0.58%, 03/01/12 (a)	10,000,000	9,994,152
Mizuho Corporate Bank—New York
0.42%, 01/27/12	25,000,000	25,000,000
0.50%, 03/01/12	25,000,000	25,000,000
Rabobank Nederland NV, Utrecht
0.57%, 04/20/12	20,280,000	20,278,131
0.58%, 04/27/12	20,000,000	20,000,000
Royal Bank of Canada, Montreal
0.50%, 09/26/12	10,000,000	10,000,000
0.57%, 10/11/12	15,000,000	15,000,000
Svenska Handelsbanken, Stockholm
0.40%, 02/13/12	20,000,000	20,000,000
0.43%, 02/13/12	25,000,000	25,000,000
0.47%, 03/06/12	10,000,000	10,000,000
0.50%, 03/22/12	20,000,000	20,000,000

		275,272,283

Total Certificates of Deposit (cost $275,272,283)		275,272,283

Commercial Paper 57.8%

	Principal Amount	Market Value

Banking 9.0%
ING (U.S.) Funding LLC
0.40%, 01/06/12	$20,000,000	$19,998,889
0.40%, 01/10/12	20,000,000	19,998,000
0.40%, 01/17/12	10,000,000	9,998,222
0.45%, 02/14/12	62,000,000	61,965,900
Louis Dreyfus Commodities LLC,
0.55%, 02/01/12	40,000,000	39,981,055
Societe Generale North America, Inc.,
0.24%, 01/03/12	55,220,000	55,219,264

		207,161,330

Computers & Peripherals 4.9%
Hewlett-Packard Co.
0.17%, 01/03/12 (b)	12,500,000	12,499,882
0.21%, 01/11/12 (b)	11,878,000	11,877,307
0.18%, 01/18/12 (b)	12,500,000	12,498,938
0.20%, 01/20/12 (b)	11,000,000	10,998,839
0.22%, 01/23/12 (b)	65,000,000	64,991,261

		112,866,227

Finance—Automotive 8.5%
FCAR Owner Trust
0.35%, 01/04/12	33,000,000	32,999,037
0.26%, 01/06/12	16,000,000	15,999,422
0.26%, 01/20/12	24,700,000	24,696,611
0.29%, 01/23/12	20,000,000	19,996,456
0.47%, 03/26/12	20,000,000	19,977,806
Toyota Motor Credit Corp.
0.27%, 01/05/12	10,000,000	9,999,700
0.37%, 02/27/12	20,000,000	19,988,283
0.54%, 05/07/12	50,000,000	49,904,750

		193,562,065

Finance—Commercial 12.2%
Atlantic Asset Securitization LLC,
1.00%, 01/03/12 (b)	89,000,000	88,995,056
Fairway Finance LLC,
0.22%, 02/16/12 (b)	22,199,000	22,192,760
General Electric Capital Corp.
0.20%, 02/15/12	30,000,000	29,992,500
0.13%, 03/29/12	40,000,000	39,987,289
Market Street Funding LLC
0.22%, 01/20/12 (b)	40,029,000	40,024,352
0.22%, 02/15/12 (b)	15,000,000	14,995,875
0.22%, 02/21/12 (b)	4,035,000	4,033,742
0.23%, 02/24/12 (b)	25,024,000	25,015,367
0.22%, 03/22/12 (b)	15,000,000	14,992,575

		280,229,516

12	Annual Report 2011

Commercial Paper (continued)

	Principal Amount	Market Value

Finance—Retail 17.9%
Amsterdam Funding Corp.,
0.30%, 01/24/12 (b)	$25,000,000	$24,995,208
Barton Capital LLC,
1.00%, 01/03/12 (b)	37,000,000	36,997,945
Chariot Funding LLC
0.22%, 02/14/12 (b)	5,996,000	5,994,388
0.18%, 02/16/12 (b)	36,248,000	36,239,663
0.22%, 03/12/12 (b)	63,000,000	62,972,665
Jupiter Securitization Co. LLC,
0.22%, 03/06/12 (b)	30,000,000	29,988,083
Salisbury Receivables Co. LLC
0.32%, 01/10/12 (b)	5,000,000	4,999,600
0.33%, 01/20/12 (b)	7,234,000	7,232,740
0.38%, 02/09/12 (b)	40,000,000	39,983,534
Sheffield Receivables Corp.
0.35%, 01/04/12 (b)	35,000,000	34,998,979
0.33%, 01/09/12 (b)	1,004,000	1,003,926
0.36%, 01/10/12 (b)	27,000,000	26,997,570
0.36%, 01/17/12 (b)	20,000,000	19,996,800
0.38%, 02/08/12 (b)	20,000,000	19,991,978
Windmill Funding Corp.
0.30%, 01/19/12 (b)	25,000,000	24,996,250
0.28%, 02/01/12 (b)	33,000,000	32,992,043

		410,381,372

Government Agency 2.2%
Straight A Funding, LLC,
0.19%, 02/22/12 (b)	50,000,000	49,986,278

Oil & Oil Finance 2.0%
ConocoPhillips Qatar Funding Ltd.
0.23%, 01/10/12 (b)	20,843,000	20,841,818
0.30%, 01/12/12 (b)	12,400,000	12,398,863
0.29%, 02/07/12 (b)	12,000,000	11,996,423

		45,237,104

Pharmaceuticals and Health Care 1.1%
Sanofi-Aventis SA,
0.12%, 03/15/12 (b)	25,000,000	24,993,833

Total Commercial Paper (cost $1,324,417,725)		1,324,417,725

Corporate Bonds 1.9%
Finance—Automotive 0.1%
Toyota Motor Credit Corp.,
0.32%, 02/02/12 (a)	2,500,000	2,500,298

Corporate Bonds (continued)

	Principal Amount	Market Value

Finance—Commercial 1.8%
General Electric Capital Corp.
5.88%, 02/15/12	$6,000,000	$6,039,479
5.00%, 04/10/12	4,400,000	4,453,207
0.66%, 06/12/12 (a)	16,400,000	16,393,488
6.00%, 06/15/12	2,025,000	2,075,210
5.25%, 10/19/12	12,147,000	12,576,369

		41,537,753

Total Corporate Bonds (cost $44,038,051)		44,038,051

Municipal Bonds 1.6%
Alaska 1.1%
Alaska State Housing Finance Corp.,
0.05%, 01/05/12 (a)	24,595,000	24,595,000

Texas 0.5%
Houston, TX Combined Utility System,
0.08%, 01/05/12 (a)	12,050,000	12,050,000

Total Municipal Bonds (cost $36,645,000)		36,645,000

U.S. Government Sponsored & Agency Obligations 4.8%
Government Agency Securities 4.8%
Federal Home Loan Banks
0.19%, 03/15/12	25,000,000	24,998,324
0.13%, 08/16/12	15,000,000	14,995,544
0.40%, 08/17/12	10,000,000	10,000,000
0.33%, 09/11/12	10,000,000	10,000,000
Federal Home Loan Mortgage Corp.,
0.23%, 01/09/12 (a)	50,000,000	49,999,556

		109,993,424

Total U.S. Government Sponsored & Agency Obligations (cost $109,993,424)		109,993,424

Mutual Funds 10.1%

	Shares	Market Value

Asset Management 10.1%
Federated Prime Cash Obligations
Fund, Institutional Shares, 0.22% (c)	110,437,918	$110,437,918

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Money Market Fund (Continued)

Mutual Funds (continued)

	Shares	Market Value

Asset Management (continued)
Federated Prime Obligations Fund, Institutional Shares, 0.19% (c)	122,239,658	$122,239,658

Total Mutual Funds (cost $232,677,576)		232,677,576

U.S. Treasury Notes 7.9%

	Principal Amount	Market Value

U.S. Treasury Notes
0.50%, 11/30/12	$25,000,000	$25,081,530
0.63%, 07/31/12	35,000,000	35,107,993
1.50%, 07/15/12	35,000,000	35,265,095
4.63%, 02/29/12	59,000,000	59,440,119
4.75%, 05/31/12	25,000,000	25,468,458

Total U.S. Treasury Notes (cost $180,363,195)		180,363,195

Total Investments (cost $2,243,407,254) (d)—97.8%		2,243,407,254

Other assets in excess of liabilities—2.2%		50,090,806

NET ASSETS—100.0%		$2,293,498,060

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $893,714,541 which represents 38.97% of net assets.

(c)	Represents 7-day effective yield as of December 31, 2011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Money Market Fund
Assets:
Investments, at value (cost $2,243,407,254)	$2,243,407,254
Cash	569,667
Interest and dividends receivable	2,098,041
Receivable for capital shares issued	50,738,413
Prepaid expenses	453,516

Total Assets	2,297,266,891

Liabilities:
Payable for capital shares redeemed	2,557,820
Accrued expenses and other payables:
Investment advisory fees	725,257
Fund administration fees	59,138
Distribution fees	55,273
Administrative servicing fees	262,120
Accounting and transfer agent fees	10,136
Trustee fees	17,110
Custodian fees	12,678
Compliance program costs (Note 3)	2,177
Professional fees	24,344
Printing fees	23,291
Other	19,487

Total Liabilities	3,768,831

Net Assets	$2,293,498,060

Represented by:
Capital	$2,295,037,344
Accumulated net realized losses from investment transactions	(1,539,284)

Net Assets	$2,293,498,060

Net Assets:
Class I Shares	$1,126,659,840
Class II Shares	253,713,076
Class IV Shares	67,251,820
Class V Shares	470,690,748
Class Y Shares	375,182,576

Total	$2,293,498,060

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,127,527,660
Class II Shares	253,905,068
Class IV Shares	67,298,667
Class V Shares	471,051,986
Class Y Shares	375,272,608

Total	2,295,055,989

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statement of Operations

For the Year Ended December 31, 2011

NVIT Money Market Fund
INVESTMENT INCOME:
Interest income	$5,530,270
Dividend income	344,848

Total Income	5,875,118

EXPENSES:
Investment advisory fees	8,367,459
Fund administration fees	666,910
Distribution fees Class II Shares	659,318
Administrative servicing fees Class I Shares	1,638,174
Administrative servicing fees Class II Shares	395,436
Administrative servicing fees Class IV Shares	106,528
Administrative servicing fees Class V Shares	459,784
Professional fees	68,625
Printing fees	20,168
Trustee fees	80,221
Custodian fees	79,481
Accounting and transfer agent fees	365
Compliance program costs (Note 3)	9,864
Other	36,343

Total expenses before earnings credit and fees waived	12,588,676

Earnings credit (Note 4)	(4,155)
Investment advisory fees voluntarily waived (Note 3)	(3,450,163)
Distribution fees voluntarily waived — Class II (Note 3)	(659,318)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(1,638,174)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(395,436)
Administrative servicing fees voluntarily waived — Class IV (Note 3)	(106,528)
Administrative servicing fees voluntarily waived — Class V (Note 3)	(459,784)

Net Expenses	5,875,118

NET INVESTMENT INCOME	–

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	221

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$221

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Money Market Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$–	$1,477
Net realized gains from investment transactions	221	1,341

Change in net assets resulting from operations	221	2,818

Distributions to Shareholders From:
Net investment income:
Class I	–	(2,287)
Class II	–	(628)
Class IV	–	(165)
Class V	–	(993)
Class Y	–	(602)

Change in net assets from shareholder distributions	–	(4,675)

Change in net assets from capital transactions	115,478,774	(276,686,968)

Change in net assets	115,478,995	(276,688,825)

Net Assets:
Beginning of year	2,178,019,065	2,454,707,890

End of year	$2,293,498,060	$2,178,019,065

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$626,237,166	$471,638,190
Dividends reinvested	–	2,287
Cost of shares redeemed	(565,874,895)	(695,463,358)

Total Class I	60,362,271	(223,822,881)

Class II Shares
Proceeds from shares issued	937,446,122	702,235,514
Dividends reinvested	–	628
Cost of shares redeemed	(917,449,753)	(764,219,860)

Total Class II	19,996,369	(61,983,718)

Class IV Shares
Proceeds from shares issued	16,972,219	25,815,644
Dividends reinvested	–	165
Cost of shares redeemed	(27,251,283)	(39,235,764)

Total Class IV	(10,279,064)	(13,419,955)

Class V Shares
Proceeds from shares issued	383,038,142	313,380,606
Dividends reinvested	–	993
Cost of shares redeemed	(388,871,378)	(359,997,558)

Total Class V	(5,833,236)	(46,615,959)

2011 Annual Report	17

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Class Y Shares
Proceeds from shares issued	$141,018,890	$147,966,702
Dividends reinvested	–	602
Cost of shares redeemed	(89,786,456)	(78,811,759)

Total Class Y	51,232,434	69,155,545

Change in net assets from capital transactions	$115,478,774	$(276,686,968)

SHARE TRANSACTIONS:
Class I Shares
Issued	626,237,166	471,638,190
Reinvested	–	2,287
Redeemed	(565,874,895)	(695,463,358)

Total Class I Shares	60,362,271	(223,822,881)

Class II Shares
Issued	937,446,122	702,235,514
Reinvested	–	628
Redeemed	(917,449,753)	(764,219,860)

Total Class II Shares	19,996,369	(61,983,718)

Class IV Shares
Issued	16,972,219	25,815,644
Reinvested	–	165
Redeemed	(27,251,283)	(39,235,764)

Total Class IV Shares	(10,279,064)	(13,419,955)

Class V Shares
Issued	383,038,142	313,380,606
Reinvested	–	993
Redeemed	(388,871,378)	(359,997,558)

Total Class V Shares	(5,833,236)	(46,615,959)

Class Y Shares
Issued	141,018,890	147,966,702
Reinvested	–	602
Redeemed	(89,786,456)	(78,811,759)

Total Class Y Shares	51,232,434	69,155,545

Total change in shares	115,478,774	(276,686,968)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Money Market Fund

		Operations		Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)
Class I Shares
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$1,126,659,840	0.26%	–	0.57%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$1,066,297,467	0.31%	–	0.59%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.04%		$1,290,121,011	0.53%	0.05%	0.67%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.05	%(e)	$1,849,909,902	0.59%	2.00%	0.60%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.79	%(f)	$1,555,557,742	0.64%	4.69%	0.64%

Class II Shares
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$253,713,076	0.26%	–	0.82%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$233,716,674	0.31%	–	0.84%
Period Ended December 31, 2009(d)(g)	$1.00	–	–	–	–	$1.00	0.04%		$295,700,874	0.29%	–	0.86%

Class IV Shares
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$67,251,820	0.26%	–	0.57%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$77,530,878	0.31%	–	0.58%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.09%		$90,950,906	0.47%	0.10%	0.71%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.15	%(e)	$82,903,026	0.50%	2.12%	0.62%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.94	%(f)	$78,295,421	0.50%	4.83%	0.62%

Class V Shares
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$470,690,748	0.26%	–	0.52%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$476,523,940	0.31%	–	0.53%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.06%		$523,140,279	0.50%	0.06%	0.60%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.14	%(e)	$677,242,363	0.51%	2.07%	0.52%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.87	%(f)	$511,681,426	0.57%	4.76%	0.57%

Class Y Shares(h)
Year Ended December 31, 2011(d)	$1.00	–	–	–	–	$1.00	–		$375,182,576	0.26%	–	0.42%
Year Ended December 31, 2010(d)	$1.00	–	–	–	–	$1.00	–		$323,950,106	0.31%	–	0.42%
Year Ended December 31, 2009(d)	$1.00	–	–	–	–	$1.00	0.09%		$254,794,820	0.49%	0.07%	0.50%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2.18	%(e)	$169,653,030	0.47%	2.19%	0.47%
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.97	%(f)	$182,709,725	0.45%	4.79%	0.45%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	Includes payment from the adviser which increased the total return by 0.03% (Note 3).
(f)	Includes payment from the adviser which increased the total return by 0.25% (Note 3).
(g)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009.
(h)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal and Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

20	Annual Report 2011

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

Securities held by the Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$40,000,000	$—	$40,000,000
Certificates of Deposit	—	275,272,283	—	275,272,283
Commercial Paper	—	1,324,417,725	—	1,324,417,725
Corporate Bonds	—	44,038,051	—	44,038,051
Municipal Bonds	—	36,645,000	—	36,645,000
Mutual Funds	232,677,576	—	—	232,677,576
U.S. Government Sponsored & Agency Obligations	—	109,993,424	—	109,993,424
U.S. Treasury Notes	—	180,363,195	—	180,363,195
Total	$232,677,576	$2,010,729,678	$—	$2,243,407,254
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital loss carryforwards. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

22	Annual Report 2011

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion up to $2 billion	0.38%
$2 billion up to $5 billion	0.36%
$5 billion and more	0.34%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement that limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.50% for Class IV shares of the Fund.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$141,332	$27,094	$—	$168,426

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $9,864.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculate at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the year ended December 31, 2011, NFS received $2,599,922 in Administrative Services fees from the Fund.

24	Annual Report 2011

During the year ended December 31, 2011, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $3,450,163. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $659,318. Also, during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV, and Class V shares of the Fund in an amount equal to $2,599,922. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represent that any of these voluntary waivers will be continued or repeated.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25% . Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had short-term purchases of $168,007,537 and sales of $41,900,000 of U.S. Government Securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The Fund did not make any distributions for the year ended December 31, 2011.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,675	$—	$4,675	$—	$4,675

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(1,539,284)	$—	$(1,539,284)

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,243,407,254	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

26	Annual Report 2011

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$1,539,284	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $221 to offset capital gains.

During the year ended December 31, 2011, the Fund had $15,004 in capital loss carryforwards that expired, and are no longer eligible to offset future capital gains, if any.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Money Market Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

28	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None

30	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	33

NVIT Multi Sector Bond Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

30	Statement of Assets and Liabilities

31	Statement of Operations

32	Statements of Changes in Net Assets

33	Financial Highlights

34	Notes to Financial Statements

45	Report of Independent Registered Public Accounting Firm

46	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MSB (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

2	Annual Report 2011

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund also is subject to prepayment and call risk, extension risk and mortgage-backed securities risk to varying degrees.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

The Fund is subject to risks associated with investing in high-yield bonds.

The Fund is subject to repurchase agreements risk.

The Fund is subject to derivatives risk.

The Fund is subject to portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index

4	Annual Report 2011

of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

Citigroup U.S. High-Yield Market Index: An unmanaged index that reflects the performance of below-investment-grade debt, including cash-pay and deferred-interest securities, issued by corporations domiciled in the United States or Canada.

Citigroup U.S. Broad Investment-Grade (BIG) Bond Index: An unmanaged, market capitalization-weighted, fixed-income index that measures the value of the broad U.S. investment-grade bond market; includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade corporate securities with maturities of one year or more.

Citigroup World Government Bond Index (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of developed government bond markets in 20-plus countries; includes securities with maturities of one year or more that are deemed suitable for global investors, based on quality, size, pricing and currency.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

JPMorgan Emerging Markets Bond Index (EMBI): An unmanaged index that reflects the total returns of traded international government bonds issued by emerging markets; includes external-currency-denominated Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments with more than one year to maturity and an outstanding face value of at least $500 million.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is

2011 Annual Report	5

Important Disclosures (Continued)

designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Logan Circle Partners, L.P.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Logan Circle Partners, L.P.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi Sector Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi Sector Bond Fund (Class I at NAV) returned 5.55% versus 7.42% for its composite benchmark, a blend of 60% Citigroup U.S. Broad Investment-Grade (BIG) Bond Index, 15% Citigroup U.S. High-Yield Market Index, 15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Markets Bond Index (EMBI). For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of General Bond Funds (consisting of 61 funds as of December 31, 2011) was 4.91% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s overweight position in investment-grade credit relative to the Fund’s blended benchmark index was the greatest contributor to relative Fund performance for the reporting period. The Fund’s underweight position in U.S. high-yield bonds also helped relative Fund performance as this asset class underperformed the Fund’s blended benchmark index.

What areas of investment detracted from Fund performance?

The Fund’s overweight position in emerging market debt relative to the Fund’s blended benchmark index was the biggest detractor from relative Fund performance for the reporting period, because emerging market corporate securities and local currencies underperformed. While the Fund had an overweight in high-quality spread product (non-government, higher-yielding securities), it was not enough to compensate for the Fund’s exposure to riskier assets, given the uncertainties about the debt crisis in Europe and the future of global growth.

What was the impact of investments in derivatives on Fund performance?

The Fund holds foreign exchange (FX) forwards, to be announced (TBA) mortgage-backed securities and bond futures, which are used for risk management and to seek better performance. The derivatives had a generally positive effect on relative Fund performance during the reporting period as currency hedges added to Fund performance.

Subadviser:

Logan Circle Partners, L.P.

Portfolio Managers:

Andrew J. Kronschnabel, CFA;

Scott J. Moses, CFA; and

Timothy L. Rabe, CFA

2011 Annual Report	7

Fund Performance	NVIT Multi Sector Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	5.55%	4.67%	5.59%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.05%	1.00%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi Sector Bond Fund versus performance of the Barclays Capital (BARCAP) U.S. Aggregate Bond Index(a), the Composite Index (b), the Citigroup U.S. Broad Investment-Grade(BIG) Bond Index (c), the Citigroup U.S. High-Yield Market Index (d), the Citigroup World Government Bond Index (Unhedged)(e), the J.P. Morgan Emerging Market Bond Index (EMBI)(f) and the Consumer Price Index (CPI)(g) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BARCAP U.S. Aggregate Bond Index is an unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

(b)	The Composite Index comprises 60% Citigroup U.S. BIG Bond Index, 15% Citigroup U.S. High-Yield Market Index, 15% Citigroup World Government Bond Index (Unhedged), and 10% J.P. Morgan EMBI.

(c)	The Citigroup U.S. BIG Bond Index is an unmanaged, market capitalization weighted, fixed-income that includes fixed-rate U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade corporate securities with maturities of one year or more; generally represents the U.S. investment-grade bond market.

(d)	The Citigroup U.S. High-Yield Market Index is an unmanaged index that reflects the performance of below-investment-grade debt, including cash-pay and deferred-interest securities, issued by corporations domiciled in the United States or Canada.

(e)	The Citigroup World Government Bond Index (Unhedged) is an unmanaged, market capitalization-weighted index that reflects the performance of developed government bond markets in 20-plus countries; includes securities with maturities of one year or more that are deemed suitable for global investors, based on quality, size, pricing and currency.

(f)	The J.P. Morgan EMBI is an unmanaged index that reflects the total returns for traded external debt instruments of emerging markets, including external-currency-denominated Brady bonds, loans, Eurobonds and U.S. dollar-denominated local markets instruments.

(g)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi Sector Bond Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	1,014.20	5.08	1.00
	Hypothetical	[b]	1,000.00	1,020.16	5.09	1.00

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Multi Sector Bond Fund
December 31, 2011

Asset Allocation
Corporate Bonds	43.5%
Sovereign Bonds	15.0%
Mutual Fund	13.9%
U.S. Government Mortgage Backed Agencies	13.7%
Collateralized Mortgage Obligations	8.7%
Asset-Backed Securities	4.7%
Commercial Mortgage Backed Securities	4.0%
U.S. Treasury Notes	3.5%
U.S. Treasury Bonds	3.0%
U.S. Government Sponsored & Agency Obligations	1.0%
Municipal Bonds	0.7%
Yankee Dollars	0.3%
Convertible Corporate Bonds	0.1%
Common Stocks†	0.0%
Warrant†	0.0%
Liabilities in excess of other assets	(12.1%)

100.0%

Top Industries ††
Diversified Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.0%
Energy Equipment & Services	2.9%
Diversified Telecommunication Services	2.5%
Media	2.4%
Capital Markets	2.0%
Wireless Telecommunication Services	1.8%
Metals & Mining	1.6%
Chemicals	1.5%
Electric Utilities	1.2%
Other Industries	77.8%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	12.4%
Fannie Mae Pool TBA, 4.50%, 01/25/42	3.1%
U.S. Treasury Bonds, 3.75%, 08/15/41	2.4%
Fannie Mae Pool TBA, 4.00%, 01/25/42	1.7%
Fannie Mae Pool TBA, 6.00%, 01/25/42	1.4%
U.S. Treasury Notes, 0.88%, 12/31/16	1.3%
Fannie Mae Pool TBA, 5.50%, 01/25/42	1.2%
U.S. Treasury Notes, 2.00%, 11/15/21	1.2%
Fannie Mae Pool, 5.50%, 06/01/38	0.8%
Fannie Mae Pool TBA, 3.50%, 01/25/42	0.7%
Other Holdings	73.8%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Multi Sector Bond Fund

Asset-Backed Securities 4.7%

	Principal Amount	Market Value

Auto Floor Plan 0.3%
Ally Master Owner Trust,
Series 2011-3, Class A2,
1.81%, 05/15/16	$365,000	$366,728
Ford Credit Floorplan Master Owner Trust,
Series 2010-5, Class A1,
1.50%, 09/15/15	330,000	330,539

		697,267

Automobile 3.5%
AmeriCredit Automobile Receivables Trust
Series 2010-4, Class A2,
0.96%, 05/08/14	186,570	186,543
Series 2010-4, Class B,
1.99%, 10/08/15	255,000	254,185
Series 2011-3, Class B,
2.28%, 06/08/16	475,000	473,719
BMW Vehicle Owner Trust,
Series 2011-A, Class A1,
0.31%, 09/25/12	566,157	566,463
CarMax Auto Owner Trust
Series 2010-1, Class A3,
1.56%, 07/15/14	219,669	220,583
Series 2011-2, Class A1,
0.31%, 09/17/12	202,271	202,354
DT Auto Owner Trust
Series 2009-1, Class A1,
2.98%, 10/15/15 (a)	214,027	215,056
Series 2010-1A, Class B,
2.36%, 04/15/13 (a)	250,000	250,125
Series 2011-3A, Class A,
1.40%, 08/15/14 (a)	378,195	378,180
Honda Auto Receivables Owner Trust,
Series 2011-3, Class A1,
0.40%, 10/22/12	663,638	664,428
Nissan Auto Receivables Owner Trust,
Series 2009-1, Class A3,
5.00%, 09/15/14	100,589	101,839
Prestige Auto Receivables Trust,
Series 2011-1A, Class A3,
1.90%, 08/17/15 (a)	510,000	509,764
Santander Drive Auto Receivables Trust
Series 2010-2, Class A2,
0.95%, 08/15/13	204,294	204,274
Series 2010-A, Class A2,
1.37%, 08/15/13 (a)	515,722	516,128
Series 2010-B, Class A2,
1.01%, 07/15/13 (a)	359,366	359,254
Series 2011-2, Class B,
2.66%, 01/15/16	210,000	210,040
Series 2011-3, Class B,
2.50%, 12/15/15	520,000	518,091
Series 2011-4, Class A1,
0.42%, 10/15/12	791,129	791,533

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobile (continued)
SMART Trust
Series 2011-1USA, Class A2A,
1.18%, 04/14/13 (a)	$193,430	$193,374
Series 2011-2USA, Class A4A,
2.31%, 04/14/17 (a)	530,000	533,745
World Omni Auto Receivables Trust,
Series 2011-B, Class A1,
0.41%, 11/15/12	495,296	495,794

		7,845,472

Home Equity 0.1%
FDIC Trust,
Series 2010-R1, Class A,
2.18%, 05/25/50 (a)	180,823	180,611
Provident Bank Home Equity Loan Trust,
Series 2000-2, Class A1,
0.83%, 08/25/31 (b)	85,284	45,704
Renaissance Home Equity Loan Trust
Series 2006-1, Class AF3,
5.61%, 05/25/36 (c)	32,879	14,567
Series 2007-1, Class AF2,
5.51%, 04/25/37 (c)	120,000	41,188

		282,070

Manufactured Housing 0.1%
Mid-State Trust,
Series 4, Class A,
8.33%, 04/01/30	165,280	166,317

Other 0.3%
Countrywide Asset-Backed Certificates,
Series 2007-4, Class A2,
5.53%, 09/25/37 (b)	300,000	257,724
Credit-Based Asset Servicing and Securitization LLC,
Series 2002-CB2, Class A2,
1.39%, 04/25/32 (b)	409,306	320,546
Fannie Mae Grantor Trust,
Series 2003-T4, Class 2A5,
5.41%, 09/26/33 (c)	71,525	75,512

		653,782

Student Loan 0.4%
SLM Student Loan Trust
Series 2011-A, Class A2,
4.37%, 04/17/28 (a)	255,000	258,939
Series 2011-B, Class A2,
3.74%, 02/15/29 (a)	655,000	639,235

		898,174

Total Asset-Backed Securities (cost $10,306,542)		10,543,082

12	Annual Report 2011

Collateralized Mortgage Obligations 8.7%

	Principal Amount	Market Value

American General Mortgage Loan Trust,
Series 2010-1A, Class A1,
5.15%, 03/25/58 (a)(b)	$111,762	$114,305
Banc of America Mortgage Securities, Inc.
Series 2004-I, Class 2A2,
2.75%, 10/25/34 (b)	38,665	33,664
Series 2004-L, Class 2A1,
2.87%, 01/25/35 (b)	215,363	176,307
Series 2005-7, Class 1A4,
7.50%, 08/25/35	139,784	140,873
Series 2005-I, Class 4A1,
5.15%, 10/25/35 (b)	158,843	141,212
Series 2007-3, Class 1A1,
6.00%, 09/25/37	397,945	342,517
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 12A3,
2.78%, 01/25/35 (b)	523,336	405,449
Citicorp Mortgage Securities, Inc.,
Series 2006-3, Class 1A9,
5.75%, 06/25/36	168,441	147,780
Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-11, Class 5A1,
0.59%, 03/25/35 (b)	374,352	210,949
Series 2006-1, Class A2,
6.00%, 03/25/36	139,858	106,238
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
Series 2003-4XS, Class A6A,
4.82%, 10/25/33 (c)	107,754	105,444
Fannie Mae Grantor Trust
Series 2001-T5, Class A2,
6.99%, 02/19/30 (b)	229,577	268,967
Series 2001-T5, Class A3,
7.50%, 06/19/30 (b)	158,119	177,299
Series 2001-T4, Class A1,
7.50%, 07/25/41	183,846	214,079
Series 2001-T10, Class A2,
7.50%, 12/25/41	407,672	470,863
Fannie Mae Interest Strip
Series 207, Class 2,
8.00%, 02/01/23	132,030	25,392
Series 264, Class 2,
8.00%, 07/01/24	302,255	59,300
Series 267, Class 2,
8.50%, 10/01/24	315,510	68,600
Series 274, Class 2,
8.50%, 10/01/25	289,376	66,307
Series 277, Class 2,
7.50%, 04/01/27	159,970	29,743
Fannie Mae REMICS
Series 2006-22, Class CE,
4.50%, 08/25/23	110,000	121,047

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Fannie Mae REMICS (continued)
Series 2009-71, Class MB,
4.50%, 09/25/24	$180,000	$197,488
Series 2004-70, Class EB,
5.00%, 10/25/24	205,000	224,126
Series 1997-61, Class PK,
8.00%, 08/18/27	215,676	43,297
Series 2009-39, Class LB,
4.50%, 06/25/29	125,000	136,459
Series 2009-96, Class DB,
4.00%, 11/25/29	535,000	577,256
Series 2003-82, Class IA,
6.00%, 08/25/32	25,396	410
Series 2003-32, Class UI,
6.00%, 05/25/33	425,623	63,056
Series 2003-35, Class UI,
6.50%, 05/25/33	134,422	23,657
Series 2003-41, Class IB,
7.00%, 05/25/33	374,675	64,569
Series 2003-44, Class IB,
6.00%, 06/25/33	129,068	19,169
Series 2010-85, Class NJ,
4.50%, 08/25/40	554,393	597,637
Fannie Mae Whole Loan,
Series 2004- W2, Class 2A2,
7.00%, 02/25/44	306,053	349,363
Fannie Mae-Aces
Series 2006-M2, Class A2F,
5.26%, 05/25/20 (b)	40,000	45,634
Series 2011-M8, Class A2,
2.92%, 08/25/21	425,000	433,019
FDIC Structured Sale Guaranteed Notes,
Series 2010-L2A, Class A,
3.00%, 09/30/19 (a)	427,216	429,854
FDIC Trust, Series 2011-R1, Class A,
2.67%, 07/25/26 (a)	739,272	756,490
FHLMC Multifamily Structured Pass Through Certificates
Series K702, Class X1,
1.57%, 02/25/18 (b)	5,557,521	419,233
Series K014, Class X1,
1.28%, 04/25/21 (b)	1,589,906	135,617
Series KAIV, Class A2,
3.99%, 06/25/46	415,000	458,644
First Horizon Asset Securities, Inc.,
Series 2004-AR5, Class 4A1,
5.61%, 10/25/34 (b)	26,334	25,967
Freddie Mac REMICS
Series 3640, Class JA,
1.50%, 03/15/15	575,548	577,750
Series 1103, Class N,
1156.50%, 06/15/21	4	79
Series 3558, Class G,
4.00%, 08/15/24	485,000	526,787

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Freddie Mac REMICS (continued)
Series 3123, Class HT,
5.00%, 03/15/26	$125,000	$138,855
Series 3150, Class EQ,
5.00%, 05/15/26	120,000	134,507
Series 2129, Class SG,
6.69%, 06/17/27(b)	602,921	127,241
Series 3599, Class DY,
4.50%, 11/15/29	420,000	468,527
Series 3653, Class B,
4.50%, 04/15/30	405,000	445,017
Series 2557, Class IW,
6.00%, 04/15/32	116,236	3,857
Series 2649, Class IM,
7.00%, 07/15/33	184,115	36,779
Series 2725, Class TA,
4.50%, 12/15/33	20,000	22,300
Series 3704, Class DC,
4.00%, 11/15/36	186,667	199,727
FREMF Mortgage Trust
Series 2010-K7, Class B,
5.43%, 04/25/20 (a)(b)	565,000	524,729
Series 2011-K702, Class B,
4.77%, 04/25/44 (a)(b)	410,000	379,017
Series 2011-K14, Class B,
5.16%, 02/25/47 (a)(b)	185,000	165,408
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR2, Class 4A,
4.95%, 05/25/35 (b)	99,656	88,955
Government National Mortgage Association
Series 2010-14, Class A,
4.50%, 06/16/39	182,983	199,731
Series 2011-127, Class IO,
1.56%, 03/16/47 (b)	2,724,644	217,993
Series 2011-67, Class B,
3.86%, 10/16/47 (b)	270,000	293,605
Gracechurch Mortgage Financing PLC,
Series 2006-1, Class A6,
0.58%, 11/20/56 (a)(b)	355,000	351,477
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1A2,
7.50%, 01/25/36 (a)	210,530	210,033
Series 2006-RP1, Class 1A3,
8.00%, 01/25/36 (a)	92,315	94,074
Series 2006-RP1, Class 1A4,
8.50%, 01/25/36 (a)	374,501	388,680
JP Morgan Reremic,
Series 2010-2, Class 2A1,
2.64%, 03/21/37 (a)(b)	154,723	151,400
JPMorgan Mortgage Trust
Series 2005-A6, Class 1A2,
5.08%, 09/25/35 (b)	195,000	153,901
Series 2005-A8, Class 1A1,
5.34%, 11/25/35 (b)	116,383	100,424

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

JPMorgan Mortgage Trust (continued)
Series 2006-A6, Class 1A2,
2.77%, 10/25/36 (b)	$14,529	$10,592
Mastr Reperforming Loan Trust,
Series 2005-1, Class 1A3,
7.00%, 08/25/34 (a)	266,778	272,969
NCUA Guaranteed Notes
Series 2010-R1, Class 2A,
1.84%, 10/07/20	1,027,706	1,034,129
Series 2010-R3, Class 3A,
2.40%, 12/08/20	362,667	368,335
Nomura Asset Acceptance Corp.,
Series 2004-AR2, Class 3A3,
1.21%, 10/25/34 (b)	144,040	131,209
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-5, Class 5A4,
5.27%, 06/25/36 (b)	42,722	3,408
Structured Asset Securities Corp.
Series 2003-34A, Class 6A,
2.52%, 11/25/33 (b)	486,580	439,111
Series 2005-6, Class B2,
5.27%, 05/25/35 (b)	301,946	12,331
WaMu Mortgage Pass Through Certificates
Series 2002-AR18, Class A,
2.48%, 01/25/33 (b)	242,096	215,442
Series 2006-AR14, Class 1A4,
2.31%, 11/25/36 (b)	223,119	147,204
Series 2007-HY3, Class 4A1,
2.61%, 03/25/37 (b)	382,833	286,444
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR16, Class 2A1,
2.69%, 02/25/34 (b)	748,936	659,744
Series 2004-P, Class 2A1,
2.68%, 09/25/34 (b)	105,093	99,720
Series 2004-Z, Class 2A1,
2.62%, 12/25/34 (b)	324,634	292,834
Series 2004-BB, Class A2,
2.62%, 01/25/35 (b)	40,639	33,452
Series 2005-AR2, Class 2A1,
2.72%, 03/25/35 (b)	190,290	159,656
Series 2005-17, Class 1A1,
5.50%, 01/25/36	87,812	82,123
Series 2006-AR6, Class 7A1,
5.05%, 03/25/36 (b)	174,874	154,326
Series 2006-3, Class A1,
5.50%, 03/25/36	241,359	235,940
Series 2006-AR4, Class 1A1,
5.77%, 04/25/36 (b)	361,673	289,667
Series 2006-AR10, Class 5A1,
2.73%, 07/25/36 (b)	284,692	199,694

Total Collateralized Mortgage Obligations (cost $18,587,501)		19,556,463

14	Annual Report 2011

Commercial Mortgage Backed Securities 4.0%

	Principal Amount	Market Value

Asset Securitization Corp.,
Series 1997- D5, Class A3
6.88%, 02/14/43 (b)	$70,000	$71,665
Banc of America Commercial Mortgage, Inc.,
Series 2005-1, Class A3
4.88%, 11/10/42	115,828	115,749
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-1, Class SBB,
5.86%, 03/11/32 (a)	82,559	86,257
Series 2003-1, Class SBE,
6.77%, 03/11/32 (a)	152,734	162,156
Series 2005-1, Class A4,
5.07%, 11/10/42 (b)	175,000	180,467
Series 2006-4, Class A4,
5.63%, 07/10/46	210,000	232,374
Series 2008-1, Class A4,
6.21%, 02/10/51 (b)	335,000	378,107
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4B,
4.94%, 09/11/42	35,000	35,105
Series 2006-PW11, Class A1,
5.27%, 03/11/39	99,901	99,859
Chase Commercial Mortgage Securities Corp.,
Series 1997-1, Class F
7.37%, 06/19/29 (a)	29,814	30,273
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.43%, 10/15/49	145,000	161,056
Commercial Mortgage Asset Trust
Series 1999-C1, Class D,
7.35%, 01/17/32 (b)	95,000	101,991
Series 1999-C1, Class C,
7.35%, 01/17/32 (b)	30,000	32,358
Commercial Mortgage Pass Through Certificates
Series 2003-LB1A, Class A2,
4.08%, 06/10/38	240,000	246,119
Series 2011-THL, Class A,
3.38%, 06/09/28 (a)	340,000	344,668
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2, Class C1,
6.38%, 04/15/37 (b)	55,000	54,929
Series 2002-CKS4, Class B,
5.33%, 11/15/36	145,000	145,000
Series 2002-CP3, Class C,
5.51%, 07/15/35 (b)	265,000	265,759
CS First Boston Mortgage Securities Corp.
Series 2003-CPN1, Class A2,
4.60%, 03/15/35	10,000	10,196

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

CS First Boston Mortgage Securities Corp. (continued)
Series 2005-C2, Class A3,
4.69%, 04/15/37	$109,517	$113,196
Series 2005-C4, Class A3,
5.12%, 08/15/38 (b)	73,729	74,228
DBUBS Mortgage Trust,
Series 2011- LC3A, Class A2
3.64%, 08/10/44	315,000	331,835
First Union Commercial Mortgage Securities, Inc.,
Series 1997-C2, Class D
7.12%, 11/18/29	52,312	52,844
GE Capital Commercial Mortgage Corp.
Series 2001-1, Class D,
7.11%, 05/15/33 (b)	46,837	46,977
Series 2002-1A, Class A3,
6.27%, 12/10/35	240,204	241,160
Series 2003-C2, Class F,
5.52%, 07/10/37 (a)(b)	45,000	45,378
Series 2005-C3, Class A4,
5.05%, 07/10/45 (b)	10,883	10,879
Series 2005-C4, Class A4,
5.31%, 11/10/45 (b)	240,000	265,059
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C3, Class A4
4.55%, 12/10/41	199,865	201,234
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4,
4.96%, 08/10/38	57,848	58,347
Series 2011-ALF, Class A,
2.72%, 02/10/21 (a)	324,900	325,680
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2, Class B,
5.21%, 12/12/34 (b)	85,000	85,965
Series 2002-C3, Class A2,
4.99%, 07/12/35	147,836	151,192
Series 2003-C1, Class A2,
4.99%, 01/12/37	45,000	46,201
Series 2003-C1, Class B,
5.10%, 01/12/37	165,000	166,052
Series 2006-CB15, Class A4,
5.81%, 06/12/43 (b)	385,000	416,423
Series 2006-LDP7, Class AJ,
5.87%, 04/15/45 (b)	160,000	124,055
Series 2007-CB20, Class A4,
5.79%, 02/12/51 (b)	75,000	82,581
Series 2007-CB20, Class AJ,
6.09%, 02/12/51 (b)	115,000	82,024
Series 2010-CNTR, Class A2,
4.31%, 08/05/32 (a)	405,000	423,003
Series 2011-C3, Class A4,
4.72%, 02/15/46 (a)	545,000	597,135

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

LB-UBS Commercial Mortgage Trust
Series 2000-C4, Class D,
7.70%, 07/15/32	$6,267	$6,267
Series 2001-C3, Class B,
6.51%, 06/15/36	5,813	5,850
Series 2004-C2, Class A3,
3.97%, 03/15/29	57,295	58,176
Series 2004-C7, Class A1A,
4.48%, 10/15/29	43,268	44,754
Series 2005-C1, Class A3,
4.55%, 02/15/30	85,271	85,377
Series 2005-C2, Class AAB,
5.01%, 04/15/30	26,166	26,962
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2,
4.96%, 07/12/38	304,726	307,488
Series 2005-CIP1, Class AM,
5.11%, 07/12/38 (b)	240,000	251,673
Series 2008-C1, Class A4,
5.69%, 02/12/51	690,000	750,067
Morgan Stanley Capital I,
Series 2006-IQ12, Class AM
5.37%, 12/15/43	55,000	54,472
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.65%, 07/15/45 (a)	375,000	419,220
Prudential Commercial Mortgage Trust
Series 2003-PWR1, Class C,
4.71%, 02/11/36	100,000	97,678
Series 2003-PWR1, Class E,
5.26%, 02/11/36 (a)(b)	50,000	48,040

Total Commercial Mortgage Backed Securities (cost $8,438,217)		8,851,560

Convertible Corporate Bonds 0.1%
Capital Markets 0.0%†
E*Trade Financial Corp.,
0.00%, 08/31/19	60,000	46,800

Marine 0.1%
Horizon Lines, Inc.,
6.00%, 04/15/17	121,212	35,758
6.00%, 04/15/17	218,182	169,091

		204,849

Total Convertible Corporate Bonds (cost $255,934)		251,649

Corporate Bonds 43.5%
Aerospace & Defense 0.3%
Exelis, Inc.,
5.55%, 10/01/21 (a)	160,000	167,043

Corporate Bonds (continued)

	Principal Amount	Market Value

Aerospace & Defense (continued)
Textron, Inc.,
6.20%, 03/15/15	$375,000	$402,555

		569,598

Airlines 0.5%
Continental Airlines Pass Through Trust
Series 2002-1, Class G2,
6.56%, 02/15/12	130,000	130,325
Series 2006-1, Class G,
0.88%, 06/02/13 (b)	213,448	200,641
Series 2007-1, 7.34%, 04/19/14	76,586	74,671
Series 1992-2, Class B,
7.57%, 03/15/20	58,350	57,545
Delta Air Lines 2002-1 Class G-2 Pass Through Trust,
Series 02G2, 6.42%, 07/02/12	205,000	207,562
Delta Air Lines, Inc.,
12.25%, 03/15/15 (a)	195,000	203,775
UAL 2007-1, Pass Through Trust,
Series B, 7.34%, 07/02/19	237,920	216,507

		1,091,026

Auto Components 0.3%
Accuride Corp.,
9.50%, 08/01/18	315,000	303,975
Allison Transmission, Inc.,
7.13%, 05/15/19 (a)	230,000	225,400
UCI International, Inc.,
8.63%, 02/15/19	160,000	155,200

		684,575

Automobiles 0.4%
Hyva Global BV,
8.63%, 03/24/16 (a)	600,000	495,000
Volvo Treasury AB,
5.95%, 04/01/15 (a)	445,000	472,663

		967,663

Beverages 0.6%
Anheuser-Busch Cos. LLC,
5.50%, 01/15/18	195,000	224,927
CEDC Finance Corp. International, Inc.
8.88%, 12/01/16 (a)	EUR 200,000	183,783
Series REGS, 9.13%, 12/01/16	$200,000	141,500
9.13%, 12/01/16 (a)	750,000	530,625
Corp. Lindley SA,
6.75%, 11/23/21 (a)	200,000	204,000

		1,284,835

Biotechnology 0.5%
Amgen, Inc.,
3.88%, 11/15/21	340,000	343,099

16	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Biotechnology (continued)
Gilead Sciences, Inc.
3.05%, 12/01/16	$190,000	$194,462
4.40%, 12/01/21	590,000	624,629

		1,162,190

Capital Markets 2.3%
Ameriprise Financial, Inc.,
7.30%, 06/28/19	540,000	647,576
Bank of New York Mellon Corp. (The),
4.50%, 04/01/13	90,000	93,875
Bear Stearns Cos. LLC (The),
5.55%, 01/22/17	805,000	851,044
Credit Suisse USA, Inc.,
5.13%, 08/15/15	40,000	42,134
E*Trade Financial Corp.,
12.50%, 11/30/17	620,250	700,883
Goldman Sachs Group, Inc. (The)
5.63%, 01/15/17	500,000	490,296
6.00%, 06/15/20	395,000	404,623
Morgan Stanley
6.00%, 05/13/14	580,000	585,634
6.63%, 04/01/18	645,000	636,901
5.50%, 07/28/21	135,000	124,826
Oppenheimer Holdings, Inc.,
8.75%, 04/15/18	200,000	185,500
TD Ameritrade Holding Corp.,
4.15%, 12/01/14	310,000	327,636

		5,090,928

Chemicals 1.6%
Braskem America Finance Co.,
7.13%, 07/22/41 (a)	1,125,000	1,081,406
CF Industries, Inc.
6.88%, 05/01/18	325,000	372,125
7.13%, 05/01/20	205,000	242,412
Ecolab, Inc.
4.35%, 12/08/21	295,000	315,027
5.50%, 12/08/41	345,000	382,309
MacDermid, Inc.,
9.50%, 04/15/17 (a)	300,000	298,500
Momentive Performance Materials, Inc.,
9.00%, 01/15/21	240,000	182,400
Mosaic Co. (The),
3.75%, 11/15/21	295,000	298,066
Nalco Co.,
8.25%, 05/15/17	220,000	249,700
6.63%, 01/15/19 (a)	195,000	225,713

		3,647,658

Commercial Banks 1.0%
BanColombia SA,
5.95%, 06/03/21	300,000	301,125

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Bangkok Bank PCL,
4.80%, 10/18/20 (a)	$130,000	$129,319
Bank of America NA,
6.10%, 06/15/17	85,000	79,977
Credit Suisse—New York,
6.00%, 02/15/18	150,000	147,935
Eksportfinans ASA
3.00%, 11/17/14	135,000	120,200
2.38%, 05/25/16	450,000	364,470
NB Capital Trust IV,
8.25%, 04/15/27	170,000	156,400
Rabobank, Nederland NV,
11.00%, 06/30/19 (a)(d)	315,000	368,550
Wachovia Capital Trust III,
5.57%, 11/04/11 (d)	285,000	238,688
Wells Fargo & Co.,
2.63%, 12/15/16	355,000	354,783

		2,261,447

Commercial Services & Supplies 0.8%
Casella Waste Systems, Inc.,
11.00%, 07/15/14	150,000	162,750
Cenveo Corp.,
8.88%, 02/01/18	200,000	174,500
Clean Harbors, Inc.,
7.63%, 08/15/16	175,000	185,938
DynCorp International, Inc.,
10.38%, 07/01/17	350,000	304,500
EnergySolutions, Inc./EnergySolutions LLC,
10.75%, 08/15/18	300,000	280,875
Geo Group, Inc. (The),
6.63%, 02/15/21	75,000	75,375
iPayment, Inc.,
10.25%, 05/15/18 (a)	150,000	141,000
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.,
10.75%, 08/01/16	275,000	292,875
WCA Waste Corp.,
7.50%, 06/15/19 (a)	200,000	202,000

		1,819,813

Communications Equipment 0.7%
Avaya, Inc.,
7.00%, 04/01/19 (a)	275,000	266,750
Brightstar Corp.,
9.50%, 12/01/16 (a)	225,000	229,500
Kabel BW GmbH,
7.50%, 03/15/19 (a)	300,000	315,000
Motorola Solutions, Inc.,
7.50%, 05/15/25	150,000	176,970

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Communications Equipment (continued)
Nokia OYJ,
5.38%, 05/15/19	$185,000	$186,688
6.63%, 05/15/39	325,000	311,574

		1,486,482

Computers & Peripherals 0.6%
Hewlett-Packard Co.,
4.75%, 06/02/14	365,000	385,461
2.65%, 06/01/16	295,000	292,713
4.65%, 12/09/21	680,000	717,454

		1,395,628

Construction Materials 0.2%
Cemex SAB de CV,
9.00%, 01/11/18 (a)	590,000	470,525

Consumer Finance 1.1%
Ally Financial, Inc.,
7.50%, 09/15/20	165,000	166,650
Discover Financial Services,
10.25%, 07/15/19	450,000	548,531
Ford Motor Credit Co. LLC
7.50%, 08/01/12	290,000	299,315
3.88%, 01/15/15	205,000	204,235
6.63%, 08/15/17	305,000	332,010
5.88%, 08/02/21	200,000	208,442
HSBC Finance Corp.,
6.68%, 01/15/21	220,000	227,567
International Lease Finance Corp.,
6.50%, 09/01/14 (a)	445,000	455,013

		2,441,763

Consumer Products 0.1%
Spectrum Brands Holdings, Inc.,
9.50%, 06/15/18 (a)	235,000	257,031

Containers & Packaging 0.1%
ARD Finance SA,
11.13%, 06/01/18 (a)	211,928	181,198

Diversified Financial Services 3.5%
Alta Wind Holdings LLC,
7.00%, 06/30/35 (a)	96,298	105,861
Bank of America Corp.,
4.75%, 08/01/15	420,000	405,166
Caisse Centrale Desjardins du Quebec,
2.65%, 09/16/15 (a)	425,000	437,283
Citigroup, Inc.,
4.59%, 12/15/15	680,000	684,350
Crown Castle Towers LLC,
3.21%, 08/15/15 (a)	230,000	232,570

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
Dubai Holding Commercial Operations MTN Ltd.,
Series EMtN, 6.00%, 02/01/17	$200,000	$223,632
Farmers Exchange Capital,
7.05%, 07/15/28 (a)	535,000	566,236
FUEL Trust,
3.98%, 06/15/16 (a)	440,000	439,941
General Electric Capital Corp.,
4.65%, 10/17/21	200,000	208,733
Harbinger Group, Inc.,
10.63%, 11/15/15	160,000	156,400
IPIC GMTN Ltd.,
5.50%, 03/01/22 (a)	850,000	850,000
6.88%, 11/01/41 (a)	810,000	825,187
JPMorgan Chase & Co.,
4.63%, 05/10/21	725,000	750,120
Marsico Holdings LLC/Marsico Co. Notes Corp.,
10.63%, 01/15/20 (a)	130,776	28,771
Merrill Lynch & Co., Inc.,
6.40%, 08/28/17	505,000	488,994
Midwest Gaming Borrower LLC/Midwest Finance Corp.,
11.63%, 04/15/16 (a)	175,000	189,875
National Rural Utilities Cooperative Finance Corp.,
1.90%, 11/01/15	170,000	171,013
Pinnacle Foods Finance LLC,
10.63%, 04/01/17	200,000	210,000
Reliance Intermediate Holdings LP,
9.50%, 12/15/19 (a)	325,000	344,500
ROC Finance LLC/ROC Finance 1 Corp.,
12.13%, 09/01/18 (a)	150,000	157,875
ZFS Finance USA Trust II,
6.45%, 12/15/65 (a)(b)	415,000	377,650

		7,854,157

Diversified Telecommunication Services 2.8%
AT&T Corp.,
8.00%, 11/15/31	360,000	508,521
AT&T, Inc.,
2.95%, 05/15/16	345,000	359,537
Bakrie Telecom Pte Ltd.,
11.50%, 05/07/15 (a)	570,000	353,400
Brasil Telecom SA,
9.75%, 09/15/16 (a)	725,000	380,914
Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/01/15 (a)	90,000	86,175
12.00%, 12/01/17 (a)	715,000	597,025

18	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV,
8.13%, 05/29/12	$160,000	$212,609
4.88%, 07/08/14	220,000	234,233
EH Holding Corp.,
7.63%, 06/15/21 (a)	150,000	157,500
France Telecom SA,
8.50%, 03/01/31	40,000	57,037
8.13%, 01/28/33	90,000	153,899
GCI, Inc.,
8.63%, 11/15/19	215,000	228,169
Qtel International Finance Ltd.,
5.00%, 10/19/25 (a)	1,105,000	1,105,000
Telecom Italia Capital SA,
7.72%, 06/04/38	150,000	127,927
Telefonica Emisiones SAU,
2.58%, 04/26/13	240,000	234,191
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	300,000	324,187
TELUS Corp.,
5.05%, 12/04/19	65,000	70,292
tw Telecom Holdings, Inc.,
8.00%, 03/01/18	150,000	159,750
Verizon Communications, Inc.,
5.50%, 02/15/18	100,000	116,581
Virgin Media Secured Finance PLC,
6.50%, 01/15/18	340,000	361,250
Wind Acquisition Finance SA,
11.75%, 07/15/17 (a)	185,000	165,575
7.25%, 02/15/18 (a)	200,000	182,000
Windstream Corp.,
7.50%, 06/01/22 (a)	155,000	154,613

		6,330,385

Electric Utilities 1.4%
Abu Dhabi National Energy Co.,
5.88%, 12/13/21 (a)	200,000	208,000
AES Corp. (The),
9.75%, 04/15/16	250,000	286,250
Commonwealth Edison Co.,
5.80%, 03/15/18	375,000	442,719
Elwood Energy LLC,
8.16%, 07/05/26	97,160	94,974
Enel Finance International NV,
6.00%, 10/07/39 (a)	200,000	160,969
Energy Future Holdings Corp.,
Series P, 5.55%, 11/15/14	195,000	138,450
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
10.00%, 12/01/20	309,000	325,995
Great Plains Energy, Inc.,
4.85%, 06/01/21	350,000	366,880

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Instituto Costarricense de Electricidad,
6.95%, 11/10/21 (a)	$400,000	$406,000
Korea Hydro & Nuclear Power Co. Ltd.,
4.75%, 07/13/21 (a)	465,000	471,292
Union Electric Co.,
6.70%, 02/01/19	100,000	121,484

		3,023,013

Energy Equipment & Services 3.3%
American Petroleum Tankers Parent LLC/AP Tankers Co.,
10.25%, 05/01/15	150,000	153,000
Chaparral Energy, Inc.,
8.25%, 09/01/21	150,000	151,875
Coffeyville Resources LLC/Coffeyville Finance, Inc.,
10.88%, 04/01/17 (a)	275,000	308,000
DCP Midstream Operating LP,
3.25%, 10/01/15	395,000	398,626
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	150,000	162,750
Helix Energy Solutions Group, Inc.,
9.50%, 01/15/16 (a)	170,000	176,800
Hilcorp Energy I LP/Hilcorp Finance Co.,
8.00%, 02/15/20 (a)	150,000	160,500
Key Energy Services, Inc.,
6.75%, 03/01/21	190,000	190,000
Petrohawk Energy Corp.,
7.25%, 08/15/18	315,000	354,375
Petroleos de Venezuela SA,
Series 2015, 5.00%, 10/28/15	1,580,000	1,125,750
8.50%, 11/02/17 (a)	1,000,000	754,000
Petroleos Mexicanos,
7.65%, 11/24/21 (a)	8,700,000	615,385
6.50%, 06/02/41	1,085,000	1,220,625
PTTEP Canada International Finance Ltd.,
5.69%, 04/05/21 (a)	200,000	209,180
Transocean, Inc.,
5.05%, 12/15/16	390,000	398,219
6.38%, 12/15/21	240,000	255,092
6.80%, 03/15/38	520,000	524,127
Weatherford International Ltd.,
6.00%, 03/15/18	140,000	155,769

		7,314,073

Financial Services 0.1%
Nuveen Investments, Inc.,
10.50%, 11/15/15	235,000	233,238

2011 Annual Report	19

Statement of Investments (Continued)

December 31, 2011

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing 0.4%
CVS Caremark Corp.,
3.25%, 05/18/15	$305,000	$321,577
CVS Pass-Through Trust,
6.04%, 12/10/28	95,913	99,816
Rite Aid Corp.,
9.75%, 06/12/16	290,000	317,550
Wal-Mart Stores, Inc.,
4.13%, 02/01/19	210,000	235,282

		974,225

Food Products 0.8%
Cargill, Inc.,
3.25%, 11/15/21 (a)	210,000	211,353
ConAgra Foods, Inc.,
8.25%, 09/15/30	100,000	126,866
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.,
9.88%, 02/01/20 (a)	175,000	154,875
JBS Finance II Ltd.,
8.25%, 01/29/18 (a)	215,000	195,113
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 05/01/14	150,000	170,063
Kraft Foods, Inc.,
4.13%, 02/09/16	145,000	157,430
Sigma Alimentos SA de CV,
5.63%, 04/14/18 (a)	300,000	306,000
Simmons Foods, Inc.,
10.50%, 11/01/17 (a)	250,000	208,125
Virgolino de Oliveira Finance Ltd.,
10.50%, 01/28/18 (a)	200,000	193,500

		1,723,325

Gas Utilities 1.0%
CenterPoint Energy Resources Corp.,
6.25%, 02/01/37	70,000	83,966
El Paso Pipeline Partners Operating Co. LLC,
6.50%, 04/01/20	175,000	192,872
Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 12/15/18	165,000	165,000
Inergy LP/Inergy Finance Corp.,
7.00%, 10/01/18	125,000	126,875
Regency Energy Partners LP/Regency Energy Finance Corp.,
9.38%, 06/01/16	85,000	93,500
6.50%, 07/15/21	190,000	197,600
Rockies Express Pipeline LLC,
6.85%, 07/15/18 (a)	545,000	563,094
Southern Natural Gas Co./Southern Natural Issuing Corp.,
4.40%, 06/15/21	460,000	473,230

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Targa Resources Partners LP,
6.88%, 02/01/21 (a)	$160,000	$162,000
Texas Eastern Transmission LP,
7.00%, 07/15/32	215,000	274,210

		2,332,347

Health Care Equipment & Supplies 0.2%
Baxter International, Inc.,
4.63%, 03/15/15	35,000	38,704
Boston Scientific Corp.,
4.50%, 01/15/15	355,000	372,542

		411,246

Health Care Providers & Services 1.3%
Aristotle Holding, Inc.,
4.75%, 11/15/21 (a)	450,000	465,647
Biomet, Inc.,
11.63%, 10/15/17	140,000	151,900
CHS/Community Health Systems, Inc.,
8.88%, 07/15/15	76,000	78,470
8.00%, 11/15/19 (a)	100,000	101,000
Cigna Corp.,
5.38%, 02/15/42	245,000	243,592
CRC Health Corp.,
10.75%, 02/01/16	250,000	237,500
Express Scripts, Inc.,
6.25%, 06/15/14	270,000	294,283
HCA, Inc.,
9.00%, 12/15/14	140,000	145,950
7.19%, 11/15/15	180,000	180,000
Humana, Inc.,
6.45%, 06/01/16	135,000	149,458
8.15%, 06/15/38	165,000	214,020
Medco Health Solutions, Inc.,
6.13%, 03/15/13	10,000	10,552
7.25%, 08/15/13	255,000	275,508
Multiplan, Inc.,
9.88%, 09/01/18 (a)	205,000	213,200
OnCure Holdings, Inc.,
11.75%, 05/15/17	170,000	134,300
Rotech Healthcare, Inc.,
10.50%, 03/15/18	110,000	84,700

		2,980,080

Hotels, Restaurants & Leisure 1.0%
Caesars Entertainment Operating Co., Inc.,
10.75%, 02/01/16	350,000	248,500
11.25%, 06/01/17	60,000	63,675
Dave & Buster's, Inc.,
11.00%, 06/01/18	350,000	355,250
DineEquity, Inc.,
9.50%, 10/30/18	75,000	80,531

20	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Equinox Holdings, Inc.,
9.50%, 02/01/16 (a)	$250,000	$256,875
Mandalay Resort Group,
7.63%, 07/15/13	250,000	250,000
Marina District Finance Co., Inc.
9.50%, 10/15/15	100,000	93,500
9.88%, 08/15/18	250,000	228,125
McDonald's Corp.,
5.00%, 02/01/19	35,000	41,532
MGM Resorts International,
10.00%, 11/01/16	125,000	131,250
NPC International, Inc./NPC Operating Co. A Inc/NPC Operating Co B Inc,
10.50%, 01/15/20 (a)	115,000	115,575
Yonkers Racing Corp.,
11.38%, 07/15/16 (a)	300,000	309,000
Yum! Brands, Inc.,
4.25%, 09/15/15	135,000	144,335

		2,318,148

Household Products 0.1%
Prestige Brands, Inc.,
8.25%, 04/01/18	215,000	220,375

Independent Power Producers & Energy Traders 0.1%
GenOn Energy, Inc.,
7.63%, 06/15/14	130,000	130,000
NRG Energy, Inc.,
7.88%, 05/15/21 (a)	160,000	156,000

		286,000

Industrial Conglomerates 0.2%
General Electric Co.,
5.25%, 12/06/17	220,000	252,508
Tyco Electronics Group SA,
6.00%, 10/01/12	205,000	212,193

		464,701

Information Technology Services 0.3%
EVERTEC, Inc.,
11.00%, 10/01/18	275,000	280,500
First Data Corp.,
10.55%, 09/24/15	289,506	276,116
12.63%, 01/15/21 (a)	175,000	152,250

		708,866

Insurance 1.1%
ACE INA Holdings, Inc.,
5.60%, 05/15/15	135,000	150,599
Alliant Holdings I, Inc.,
11.00%, 05/01/15 (a)	290,000	298,700
American International Group, Inc.,
4.88%, 09/15/16	510,000	482,618

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	$210,000	$212,106
5.40%, 05/15/18	205,000	239,075
Chubb Corp.,
5.75%, 05/15/18	45,000	52,879
HUB International Holdings, Inc.,
10.25%, 06/15/15 (a)	275,000	272,937
Metropolitan Life Global Funding I,
3.13%, 01/11/16 (a)	470,000	482,290
Willis Group Holdings PLC,
4.13%, 03/15/16	210,000	213,284

		2,404,488

Internet & Catalog Retail 0.2%
HSN, Inc.,
11.25%, 08/01/16	150,000	165,375
QVC, Inc.,
7.50%, 10/01/19 (a)	195,000	209,138

		374,513

Internet Software & Services 0.1%
Equinix, Inc.,
8.13%, 03/01/18	150,000	163,500

Machinery 0.5%
Boart Longyear Management Pty Ltd.,
7.00%, 04/01/21 (a)	150,000	152,250
Caterpillar, Inc.,
5.20%, 05/27/41	110,000	131,757
Colt Defense LLC/Colt Finance Corp.,
8.75%, 11/15/17	180,000	123,300
IDEX Corp.,
4.50%, 12/15/20	120,000	124,721
Liberty Tire Recycling,
11.00%, 10/01/16 (a)	300,000	299,250
Timken Co.,
6.00%, 09/15/14	45,000	48,699
Titan International, Inc.,
7.88%, 10/01/17	160,000	166,400
Trimas Corp.,
9.75%, 12/15/17	135,000	146,475

		1,192,852

Marine 0.2%
Horizon Lines LLC
11.00%, 10/15/16 (a)	260,000	253,339
13.00%, 10/15/16 (a)	135,000	121,500
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
8.88%, 04/01/18	155,000	159,650

		534,489

2011 Annual Report	21

Statement of Investments (Continued)

December 31, 2011

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media 2.7%
Aerospace Satellite Corp. Holding BV,
12.75%, 11/16/15 (a)	$400,000	$364,000
Bresnan Broadband Holdings LLC,
8.00%, 12/15/18 (a)	150,000	156,000
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16	71,635	82,738
Cengage Learning Acquisitions, Inc.,
10.50%, 01/15/15 (a)	275,000	197,313
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	275,000	295,625
Columbus International, Inc.,
11.50%, 11/20/14 (a)	320,000	336,800
Comcast Corp.,
5.70%, 05/15/18	325,000	373,997
DIRECTV Holdings LLC,
3.55%, 03/15/15	390,000	405,939
Idearc Litigation Trusts,
8.00%, 11/15/16 (e)	825,000	8,250
Intelsat Luxembourg SA,
11.50%, 02/04/17	355,000	342,575
NBCUniversal Media LLC,
3.65%, 04/30/15	610,000	643,836
News America, Inc.,
6.15%, 02/15/41	290,000	334,251
Regal Cinemas Corp.,
8.63%, 07/15/19	200,000	216,000
Telesat Canada/Telesat LLC,
12.50%, 11/01/17	300,000	335,250
Time Warner Cable, Inc.,
3.50%, 02/01/15	280,000	293,420
UBM PLC,
5.75%, 11/03/20 (a)	725,000	731,276
Univision Communications, Inc.,
6.88%, 05/15/19 (a)	285,000	275,025
Visant Corp.,
10.00%, 10/01/17	140,000	128,100
WMG Acquisition Corp.
9.50%, 06/15/16	200,000	217,000
11.50%, 10/01/18 (a)	150,000	148,875
WPP Finance UK,
8.00%, 09/15/14	215,000	239,490

		6,125,760

Metals & Mining 1.7%
ALROSA Finance SA,
7.75%, 11/03/20 (a)	350,000	348,250
ArcelorMittal
6.13%, 06/01/18	105,000	103,694
5.25%, 08/05/20	495,000	449,491
Atkore International, Inc.,
9.88%, 01/01/18	150,000	143,625
Berau Capital Resources Pte Ltd.,
12.50%, 07/08/15 (a)	500,000	555,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
BHP Billiton Finance USA Ltd.,
3.25%, 11/21/21	$170,000	$175,032
Bumi Investment Pte Ltd.,
10.75%, 10/06/17 (a)	200,000	200,000
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 04/01/17	275,000	292,188
Kinross Gold Corp.,
6.88%, 09/01/41 (a)	110,000	112,250
Midwest Vanadium Pty Ltd.,
11.50%, 02/15/18 (a)	150,000	109,500
Rio Tinto Finance USA Ltd.,
3.75%, 09/20/21	310,000	324,837
Ryerson, Inc.,
12.00%, 11/01/15	125,000	126,250
Southern Copper Corp.,
6.38%, 07/27/15	200,000	217,578
Vale Overseas Ltd.,
6.88%, 11/10/39	85,000	97,359
Vale SA,
4.38%, 03/24/18	100,000	132,738
Vedanta Resources PLC,
8.25%, 06/07/21 (a)	650,000	503,750

		3,891,542

Multiline Retail 0.1%
JC Penney Corp., Inc.,
6.38%, 10/15/36	295,000	246,694

Oil, Gas & Consumable Fuels 3.3%
Afren PLC,
11.50%, 02/01/16 (a)	200,000	196,000
Anadarko Petroleum Corp.
6.38%, 09/15/17	605,000	701,276
6.45%, 09/15/36	320,000	364,832
Antero Resources Finance Corp.,
7.25%, 08/01/19 (a)	165,000	169,125
Berry Petroleum Co.,
10.25%, 06/01/14	140,000	158,375
Clayton Williams Energy, Inc.,
7.75%, 04/01/19 (a)	145,000	138,475
Concho Resources, Inc.,
6.50%, 01/15/22	165,000	172,425
Consol Energy, Inc.,
8.25%, 04/01/20	150,000	165,750
Devon Energy Corp.,
5.63%, 01/15/14	500,000	545,190
Enterprise Products Operating LLC
5.90%, 04/15/13	80,000	83,898
5.25%, 01/31/20	455,000	502,378
Forbes Energy Services Ltd.,
9.00%, 06/15/19	115,000	107,525

22	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 05/15/19 (a)	$175,000	$173,687
7.75%, 02/01/21	155,000	161,200
MIE Holdings Corp.,
9.75%, 05/12/16 (a)	800,000	712,000
Novatek Finance Ltd.,
6.60%, 02/03/21(a)	200,000	202,000
OGX Petroleo e Gas Participacoes SA,
8.50%, 06/01/18 (a)	525,000	514,500
Pacific Rubiales Energy Corp.,
7.25%, 12/12/21 (a)	415,000	417,075
Reliance Holdings USA, Inc.,
4.50%, 10/19/20 (a)	250,000	227,151
SandRidge Energy, Inc.,
9.88%, 05/15/16 (a)	190,000	203,300
Statoil ASA
1.80%, 11/23/16	115,000	116,521
3.15%, 01/23/22	325,000	334,247
Total Capital SA,
4.45%, 06/24/20	175,000	194,925
Williams Partners LP,
7.25%, 02/01/17	500,000	593,169
WPX Energy, Inc.,
6.00%, 01/15/22 (a)	150,000	153,563

		7,308,587

Paper & Forest Products 0.6%
Catalyst Paper Corp.,
11.00%, 12/15/16 (a)	150,000	79,500
Georgia-Pacific LLC,
8.88%, 05/15/31	270,000	371,132
International Paper Co.
4.75%, 02/15/22	165,000	175,387
6.00%, 11/15/41	125,000	135,702
Norske Skogindustrier ASA,
6.13%, 10/15/15 (a)	555,000	333,000
PE Paper Escrow GmbH,
12.00%, 08/01/14 (a)	200,000	213,000
Pindo Deli Finance,
0.00%, 04/28/25* (a)(b)(e)(f)	901,231	22,531
Tjiwi Kimia Finance BV,
0.00%, 04/28/27 (a)(b)(e)	473,111	11,828

		1,342,080

Personal Products 0.1%
NBTY, Inc.,
9.00%, 10/01/18	155,000	170,500

Pharmaceuticals 0.2%
Watson Pharmaceuticals, Inc.,
5.00%, 08/15/14	320,000	343,375

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate 0.4%
Country Garden Holdings Co. Ltd.,
11.13%, 02/23/18 (a)	$760,000	$657,400
Franshion Development Ltd.,
6.75%, 04/15/21 (a)	200,000	156,500

		813,900

Real Estate Investment Trusts (REITs) 0.2%
Health Care REIT, Inc.,
6.50%, 03/15/41	150,000	150,294
Simon Property Group LP,
10.35%, 04/01/19	190,000	260,813
Weyerhaeuser Co.,
7.38%, 10/01/19	115,000	129,567

		540,674

Road & Rail 0.1%
Kansas City Southern de Mexico SA de CV,
6.63%, 12/15/20	175,000	185,500

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc.,
10.13%, 03/15/18 (a)	150,000	163,500
Intel Corp.
1.95%, 10/01/16	235,000	241,584
3.30%, 10/01/21	250,000	263,357
MEMC Electronic Materials, Inc.,
7.75%, 04/01/19	150,000	108,375

		776,816

Specialty Retail 0.4%
Burlington Coat Factory Warehouse Corp.,
10.00%, 02/15/19	170,000	166,175
Lowe's Cos., Inc.,
3.80%, 11/15/21	215,000	225,732
O'Reilly Automotive, Inc.,
4.63%, 09/15/21	295,000	309,313
Petco Animal Supplies, Inc.,
9.25%, 12/01/18 (a)	165,000	176,963

		878,183

Supranational 0.7%
Central American Bank for Economic Integration,
5.38%, 09/24/14 (a)	150,000	159,235
Corp. Andina de Fomento,
8.13%, 06/04/19	160,000	196,528
International Bank for Reconstruction & Development
Series GDIF, 3.25%, 04/14/14	870,000	149,172
Series GDIF, 3.75%, 05/19/17	1,800,000	312,999
Nordic Investment Bank,
1.70%, 04/27/17	JPY 50,000,000	691,303

		1,509,237

2011 Annual Report	23

Statement of Investments (Continued)

December 31, 2011

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Textiles, Apparel & Luxury Goods 0.2%
Quiksilver, Inc.,
6.88%, 04/15/15	$175,000	$162,531
VF Corp.,
3.50%, 09/01/21	190,000	197,372

		359,903

Tobacco 0.7%
Altria Group, Inc.
9.70%, 11/10/18	155,000	208,539
10.20%, 02/06/39	250,000	389,030
Lorillard Tobacco Co.,
6.88%, 05/01/20	510,000	569,894
Philip Morris International, Inc.,
5.65%, 05/16/18	315,000	372,589

		1,540,052

Transportation Infrastructure 0.1%
DP World Ltd.,
6.85%, 07/02/37 (a)	170,000	153,850

Wireless Telecommunication Services 2.0%
Cricket Communications, Inc.
7.75%, 05/15/16	155,000	160,038
7.75%, 10/15/20	370,000	323,750
Digicel Group Ltd.
8.88%, 01/15/15 (a)	100,000	98,500
9.13%, 01/15/15 (a)	980,000	960,400
New Cingular Wireless Services, Inc.,
8.75%, 03/01/31	55,000	80,812
NII Capital Corp.,
7.63%, 04/01/21	1,075,000	1,066,937
Sprint Capital Corp.,
8.75%, 03/15/32	290,000	234,537
Sprint Nextel Corp.,
11.50%, 11/15/21 (a)	100,000	99,000
Syniverse Holdings, Inc.,
9.13%, 01/15/19	175,000	184,625
VimpelCom Holdings BV,
7.50%, 03/01/22 (a)	1,185,000	995,400
Vodafone Group PLC,
5.63%, 02/27/17	175,000	203,198

		4,407,197

Total Corporate Bonds (cost $97,455,548)		97,250,231

Municipal Bonds 0.7%

	Principal Amount		Market Value

Georgia 0.5%
Municipal Electric Authority of Georgia
6.64%, 04/01/57		$675,000	$701,622
7.06%, 04/01/57		440,000	447,146

			1,148,768

New Jersey 0.2%
New Jersey State Turnpike Authority, Revenue Bonds,
Series A, 7.10%, 01/01/41		310,000	424,408

Total Municipal Bonds (cost $1,426,364)			1,573,176

Sovereign Bonds 15.0%
ARGENTINA 0.7%
Argentina Government International Bond
7.00%, 10/03/15		200,000	186,500
7.82%, 12/31/33	EUR	1,070,347	845,031
8.28%, 12/31/33		$5	4
Argentine Republic Government International Bond,
2.50%, 12/31/38 (c)		1,300,000	458,250

			1,489,785

BELARUS 0.1%
Republic of Belarus,
8.75%, 08/03/15		200,000	175,000

BRAZIL 1.1%
Banco Nacional de Desenvolvimento Economico e Social,
4.13%, 09/15/17 (a)	EUR	160,000	203,042
Brazil Notas do Tesouro Nacional
6.00%, 05/15/13	BRL	870,000	1,012,056
10.00%, 01/01/14		1,109,000	588,864
10.00%, 01/01/17		520,000	267,944
Brazilian Government International Bond,
5.63%, 01/07/41		$385,000	446,600

			2,518,506

CANADA 0.7%
Canadian Government Bond
5.25%, 06/01/12	CAD	330,000	329,579
4.25%, 06/01/18		410,000	469,644
3.75%, 06/01/19		400,000	449,280
Province of Quebec Canada,
4.50%, 12/01/20		180,000	200,204

			1,448,707

24	Annual Report 2011

Sovereign Bonds (continued)

	Principal Amount		Market Value

CAYMAN ISLANDS 0.1%
Cayman Islands Government Bond,
5.95%, 11/24/19 (a)		$275,000	$288,062

CHILE 0.4%
Chile Government International Bond,
5.50%, 08/05/20	CLP	437,000,000	874,841

COLOMBIA 0.8%
Colombia Government International Bond
12.00%, 10/22/15	COP	2,369,000,000	1,567,438
4.38%, 07/12/21		$300,000	322,500

			1,889,938

CROATIA 0.0%†
Croatia Government International Bond,
6.38%, 03/24/21 (a)		100,000	91,250

DOMINICAN REPUBLIC 0.3%
Dominican Republic International Bond,
7.50%, 05/06/21 (a)		650,000	637,000

EGYPT 0.3%
Egypt Government International Bond
8.75%, 07/18/12 (a)	EGP	3,800,000	537,920
6.88%, 04/30/40 (a)		$220,000	181,500

			719,420

FRANCE 0.4%
France Government Bond OAT
3.50%, 04/25/20	EUR	510,000	690,780
4.00%, 10/25/38		160,000	218,159

			908,939

GERMANY 1.3%
Bundesrepublik Deutschland
3.50%, 01/04/16		500,000	722,645
4.25%, 07/04/18		450,000	692,331
3.25%, 01/04/20		345,000	503,523
4.00%, 01/04/37		550,000	914,889

			2,833,388

HUNGARY 0.2%
Hungary Government Bond,
5.50%, 02/12/14	HUF	90,000,000	344,010

Sovereign Bonds (continued)

	Principal Amount		Market Value

INDONESIA 0.8%
Indonesia Government International Bond,
4.88%, 05/05/21 (a)		$200,000	$214,000
Indonesia Treasury Bond,
8.38%, 09/15/26	IDR	10,372,000,000	1,325,344
Perusahaan Penerbit SBSN,
4.00%, 11/21/18 (a)		$300,000	304,500

			1,843,844

JAPAN 0.3%
Japan Government Ten Year Bond,
0.80%, 03/20/13	JPY	50,000,000	654,896

LITHUANIA 0.2%
Lithuania Government International Bond,
6.13%, 03/09/21 (a)		$500,000	497,500

MEXICO 1.0%
Mexican Bonos
6.25%, 06/16/16	MXN	4,360,000	321,573
7.25%, 12/15/16		3,570,000	273,847
6.50%, 06/10/21		17,500,000	1,252,238
United Mexican States,
6.05%, 01/11/40		230,000	281,175

			2,128,833

NETHERLANDS 0.6%
Netherlands Government Bond,
3.25%, 07/15/21	EUR	1,000,000	1,408,235

PERU 0.3%
Peruvian Government International Bond,
8.20%, 08/12/26	PEN	1,400,000	619,655

PHILIPPINES 0.5%
Philippine Government International Bond
4.95%, 01/15/21	PHP	33,000,000	749,203
6.25%, 01/14/36		20,000,000	462,889

			1,212,092

POLAND 0.6%
Poland Government Bond
5.25%, 10/25/17	PLN	1,800,000	515,724
5.50%, 10/25/19		1,400,000	400,991
Poland Government International Bond
5.13%, 04/21/21		$155,000	157,712
5.00%, 03/23/22		200,000	201,000

			1,275,427

2011 Annual Report	25

Statement of Investments (Continued)

December 31, 2011

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

QATAR 0.6%
Qatar Government International Bond
4.50%, 01/20/22 (a)		$420,000	$432,600
6.40%, 01/20/40 (a)		100,000	117,500
5.75%, 01/20/42 (a)		735,000	791,962

			1,342,062

RUSSIA 0.3%
Russian Foreign Bond—Eurobond
5.00%, 04/29/20 (a)		500,000	515,825
7.50%, 03/31/30 (c)		121,032	140,548

			656,373

SENEGAL 0.1%
Senegal Government International Bond,
8.75%, 05/13/21 (a)		250,000	247,500

SOUTH AFRICA 0.3%
South Africa Government Bond,
6.75%, 03/31/21	ZAR	5,400,000	617,225

SUPRANATIONAL 0.4%
Eastern and Southern African Trade and Development Bank,
6.88%, 01/09/16		$1,000,000	910,000

SWEDEN 0.4%
Sweden Government Bond,
3.00%, 07/12/16	SEK	6,000,000	946,096

TURKEY 0.9%
Turkey Government Bond —%, 07/17/13	TRY	1,000,000	445,497
10.00%, 06/17/15		1,300,000	678,300
Turkey Government International Bond
5.13%, 03/25/22		$585,000	558,675
6.00%, 01/14/41		400,000	377,000

			2,059,472

UKRAINE 0.1%
Ukraine Government International Bond,
6.39%, 06/26/12 (a)		250,000	247,500

UNITED KINGDOM 0.3%
United Kingdom Gilt
5.00%, 03/07/18	GBP	5,000	9,495
4.75%, 03/07/20		350,000	671,882

			681,377

Sovereign Bonds (continued)

	Principal Amount		Market Value

URUGUAY 0.5%
Uruguay Government International Bond,
4.38%, 12/15/28	UYU	20,500,000	$1,023,455

VENEZUELA 0.4%
Venezuela Government International Bond
11.75%, 10/21/26		$450,000	369,225
9.25%, 09/15/27		40,000	28,900
11.95%, 08/05/31		650,000	531,375

			929,500

Total Sovereign Bonds (cost $33,950,083)			33,519,888

U.S. Government Mortgage Backed Agencies 13.7%
Fannie Mae Pool
Pool# 736280 4.00%, 08/01/18		550,408	585,482
Pool# 540017 8.00%, 05/01/30		2,207	2,287
Pool# 564363 8.00%, 01/01/31		891	977
Pool# 564993 7.50%, 03/01/31		8,557	8,882
Pool# 606566 7.50%, 10/01/31		3,906	4,142
Pool# 642656 7.00%, 07/01/32		42,793	49,607
Pool# 886574 2.78%, 08/01/36 (b)		174,612	185,036
Pool# 257231 5.50%, 06/01/38		1,693,810	1,845,783
Fannie Mae Pool TBA
3.00%, 01/25/27		1,200,000	1,239,187
3.50%, 01/25/27		1,180,000	1,233,838
3.50%, 01/25/42		1,665,000	1,712,348
4.00%, 01/25/42		4,110,000	4,317,427
4.50%, 01/25/42		7,310,000	7,778,297
5.00%, 01/25/42		1,470,000	1,588,059
5.50%, 01/25/42		2,775,000	3,021,715
6.00%, 01/25/42		3,150,000	3,468,446
Freddie Mac Gold Pool
Pool# C90381 7.50%, 11/01/20		583	667
Pool# C00712 6.50%, 02/01/29		12,781	14,645
Pool# C39060 8.00%, 06/01/30		458	466
Pool# C41531 8.00%, 08/01/30		1,569	1,728

26	Annual Report 2011

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool# C42327 8.00%, 09/01/30	$1,290	$1,558
Pool# C01104 8.00%, 12/01/30	17,946	21,719
Pool# C48997 8.00%, 03/01/31	31,672	32,321
Pool# C49587 8.00%, 03/01/31	18,268	19,946
Pool# C50477 8.00%, 04/01/31	24,430	28,348
Pool# C53381 8.00%, 06/01/31	3,191	3,413
Pool# C69951 6.50%, 08/01/32	20,406	23,228
Freddie Mac Gold Pool TBA
4.50%, 01/15/42	880,000	932,388
5.00%, 01/15/42	1,520,000	1,633,287
Ginnie Mae II pool
Pool# G2 710087, 4.70%, 09/20/61	301,188	334,781
Ginnie Mae II Pool
Pool# G2 751413 4.50%, 07/20/61	254,121	275,308
Pool# G2 710083 4.70%, 08/20/61	284,272	313,029

Total U.S. Government Mortgage Backed Agencies (cost $30,245,570)		30,678,345

U.S. Government Sponsored & Agency Obligations 1.0%
Federal National Mortgage Association
5.00%, 05/11/17	1,050,000	1,246,317
0.00%, 10/09/19	840,000	645,847
Freddie Mac
5.13%, 11/17/17	265,000	319,084

Total U.S. Government Sponsored & Agency Obligations (cost $1,879,830)		2,211,248

U.S. Treasury Bonds 3.0%
U.S. Treasury Bonds
6.25%, 08/15/23	340,000	486,625
3.75%, 08/15/41 (g)	5,235,000	6,156,852
3.13%, 11/15/41	150,000	157,148

Total U.S. Treasury Bonds (cost $6,627,893)		6,800,625

U.S. Treasury Notes 3.5%

	Principal Amount	Market Value

U.S. Treasury Notes
0.13%, 12/31/13	$305,000	$304,238
0.25%, 12/15/14	250,000	249,180
0.88%, 12/31/16	3,290,000	3,295,912
1.38%, 12/31/18	915,000	916,715
2.00%, 11/15/21	2,975,000	3,008,933

Total U.S. Treasury Notes (cost $7,733,972)		7,774,978

Yankee Dollars 0.3%
Diversified Financial Services 0.2%
Smurfit Kappa Treasury Funding Ltd.,
7.50%, 11/20/25	495,000	467,775

Oil, Gas & Consumable Fuels 0.1%
Nexen, Inc.,
7.50%, 07/30/39	115,000	137,861
Suncor Energy, Inc.,
5.95%, 12/01/34	105,000	119,851

		257,712

Total Yankee Dollars (cost $689,544)		725,487

Common Stocks 0.0%†

	Shares	Market Value

Diversified Financial Services 0.0%†
Marisco Holdings LLC *	2,163	$1,081

Diversified Telecommunication Services 0.0%†
XO Holding, Inc. * (e)	248	24

Marine 0.0%†
Horizon Lines, Inc., Class A *	504	2,193

Media 0.0%†
Dex One Corp. *	832	1,381
SuperMedia, Inc. *	651	1,719

		3,100

Total Common Stocks (cost $817,591)		6,398

2011 Annual Report	27

Statement of Investments (Continued)

December 31, 2011

NVIT Multi Sector Bond Fund (Continued)

Warrant 0.0%†

	Number of Warrants	Market Value

Marine 0.0%†
Horizon Lines, Inc., expiring
9/27/2036*	1,920	$8,352

Total Warrant (cost $13,440)		8,352

Mutual Fund 13.9%

	Shares	Market Value

Money Market Fund 13.9%
Fidelity Institutional Money Market Fund—Institutional Class, 0.23% (h)	31,044,696	31,044,696

Total Mutual Fund (cost $31,044,696)		31,044,696

Total Investments (cost $249,472,725) (i)—112.1%		250,796,178

Liabilities in excess of other assets—(12.1)%		(27,112,561)

NET ASSETS—100.0%		$223,683,617

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $51,143,347 which represents 22.86% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2011.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date reflects the next call date.

(e)	Fair Valued Security.

(f)	Security in default.

(g)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(h)	Represents 7-day effective yield as of December 31, 2011.

(i)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ASA	Stock Corporation

BV	Private Limited Liability Company

FHLMC	Federal Home Loan Mortgage Corporation

GDIF	Global Debt Issuance Facility

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

MTN	Medium Term Note

NA	National Association

NV	Public Traded Company

OAT	French Treasury Bond

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

UK	United Kingdom

Currency:

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	Great British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PEN	Peru Nuevo Sol

PHP	Philippines Peso

PLN	Poland New Zloty

SEK	Swedish Krona

TRY	Turkish Lira

UYU	Uruguay Peso Uruguayo

ZAR	South Africa Rand

28	Annual Report 2011

At December 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	JPMorgan Chase Bank	1/04/12	(1,176,175)	$(650,000)	$(630,572)	$19,428
British Pound	JPMorgan Chase Bank	1/12/12	(8,331)	(12,883)	(12,937)	(54)
British Pound	JPMorgan Chase Bank	1/12/12	(116,210)	(180,509)	(180,462)	47
British Pound	JPMorgan Chase Bank	1/12/12	(825)	(1,276)	(1,281)	(5)
British Pound	JPMorgan Chase Bank	1/12/12	(598,247)	(929,257)	(929,012)	245
British Pound	JPMorgan Chase Bank	1/12/12	(887,016)	(1,377,802)	(1,377,438)	364
Euro	JPMorgan Chase Bank	1/12/12	(802,396)	(1,051,019)	(1,038,553)	12,466
Euro	JPMorgan Chase Bank	1/12/12	(1,858,000)	(2,433,701)	(2,404,835)	28,866
Euro	JPMorgan Chase Bank	1/12/12	(15,569)	(20,393)	(20,151)	242
Hungarian Forint	JPMorgan Chase Bank	1/12/12	(67,437,000)	(289,993)	(276,722)	13,271
Mexican Peso	JPMorgan Chase Bank	1/12/12	(1,256,129)	(90,937)	(89,979)	958
Mexican Peso	JPMorgan Chase Bank	1/12/12	(9,835,156)	(712,014)	(704,515)	7,499
Mexican Peso	JPMorgan Chase Bank	1/12/12	(9,507,741)	(688,311)	(681,062)	7,249
Turkish Lira	JPMorgan Chase Bank	1/12/12	(387,930)	(205,546)	(204,477)	1,069

Total Short Contracts				$(8,643,641)	$(8,551,996)	$91,645

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	JPMorgan Chase Bank	1/12/12	597,506	$924,005	$927,861	$3,856
Canadian Dollar	JPMorgan Chase Bank	1/12/12	140,000	135,901	137,397	1,496
Canadian Dollar	JPMorgan Chase Bank	1/12/12	178,000	172,789	174,691	1,902
Japanese Yen	JPMorgan Chase Bank	1/12/12	100,000,000	1,284,918	1,299,299	14,381
Mexican Peso	JPMorgan Chase Bank	1/12/12	3,459,875	250,000	247,839	(2,161)
Turkish Lira	JPMorgan Chase Bank	1/12/12	496,724	263,191	261,822	(1,369)

Total Long Contracts				$3,030,804	$3,048,909	$18,105

At December 31, 2011, the Fund's open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
37	U.S. Treasury 10 Year Note	03/21/12	$4,851,625	$43,280

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(3)	U.S. Treasury 5 Year Note	03/30/12	$(369,773)	$(1,694)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	29

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi Sector Bond Fund
Assets:
Investments, at value (cost $249,472,725)	$250,796,178
Cash	15,356
Foreign currencies, at value (cost $1,443,835)	1,454,450
Interest and dividends receivable	2,635,444
Receivable for investments sold	3,002,572
Receivable for capital shares issued	196,719
Reclaims receivable	11,035
Receivable for variation margin on futures contracts	9,935
Unrealized appreciation from forward foreign currency contracts (Note 2)	113,339
Prepaid expenses	498

Total Assets	258,235,526

Liabilities:
Payable for investments purchased	34,269,291
Payable for capital shares redeemed	33,151
Unrealized depreciation from forward foreign currency contracts (Note 2)	3,589
Accrued expenses and other payables:
Investment advisory fees	139,681
Fund administration fees	10,915
Administrative servicing fees	28,458
Accounting and transfer agent fees	11,048
Trustee fees	1,752
Custodian fees	1,238
Compliance program costs (Note 3)	206
Professional fees	20,638
Printing fees	24,166
Other	7,776

Total Liabilities	34,551,909

Net Assets	$223,683,617

Represented by:
Capital	$242,391,646
Accumulated undistributed net investment income	1,413,477
Accumulated net realized losses from investment, futures, forward and foreign currency transactions	(21,598,423)
Net unrealized appreciation/(depreciation) from investments	1,323,453
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	41,586
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	109,750
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,128

Net Assets	$223,683,617

Net Assets:
Class I Shares	$223,683,617

Total	$223,683,617

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	25,794,980

Total	25,794,980

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.67

The accompanying notes are an integral part of these financial statements.

30	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi Sector Bond Fund
INVESTMENT INCOME:
Interest income	$11,664,044
Dividend income	37,356
Other income	285
Foreign tax withholding	(1,155)

Total Income	11,700,530

EXPENSES:
Investment advisory fees	1,660,567
Fund administration fees	127,622
Administrative servicing fees Class I Shares	334,407
Professional fees	29,871
Printing fees	45,504
Trustee fees	7,661
Custodian fees	10,272
Accounting and transfer agent fees	67,519
Compliance program costs (Note 3)	1,025
Other	9,325

Total expenses before earnings credit and expenses reimbursed	2,293,773

Earnings credit (Note 4)	(758)
Expenses reimbursed by adviser (Note 3)	(62,320)

Net Expenses	2,230,695

NET INVESTMENT INCOME	9,469,835

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,740,027
Net realized gains from futures transactions (Note 2)	64,317
Net realized gains from forward and foreign currency transactions (Note 2)	61,544

Net realized gains from investment, futures, forward and foreign currency transactions	7,865,888

Net change in unrealized appreciation/(depreciation) from investments	(5,428,547)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	11,954
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	217,769
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(2,946)

Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(5,201,770)

Net realized/unrealized gains from investments, futures, forward and foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,664,118

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,133,953

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	31

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$9,469,835	$10,274,492
Net realized gains from investment, futures, forward and foreign currency transactions	7,865,888	6,636,355
Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(5,201,770)	2,549,529

Change in net assets resulting from operations	12,133,953	19,460,376

Distributions to Shareholders From:
Net investment income:
Class I	(9,653,045)	(12,765,020)

Change in net assets from shareholder distributions	(9,653,045)	(12,765,020)

Change in net assets from capital transactions	10,094,279	24,372,093

Change in net assets	12,575,187	31,067,449

Net Assets:
Beginning of year	211,108,430	180,040,981

End of year	$223,683,617	$211,108,430

Accumulated undistributed net investment income at end of year	$1,413,477	$1,119,010

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$53,903,568	$54,131,705
Dividends reinvested	9,653,045	12,765,020
Cost of shares redeemed	(53,462,334)	(42,524,632)

Change in net assets from capital transactions	$10,094,279	$24,372,093

SHARE TRANSACTIONS:
Class I Shares
Issued	6,193,991	6,290,460
Reinvested	1,114,281	1,505,727
Redeemed	(6,131,949)	(4,953,485)

Total change in shares	1,176,323	2,842,702

The accompanying notes are an integral part of these financial statements.

32	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover
Class I Shares
Year Ended December 31, 2011(b)	$8.58	0.37	0.10	0.47	(0.38)	–	(0.38)	$8.67	5.55%	$223,683,617	1.00%	4.25%	1.03%	368.27%
Year Ended December 31, 2010(b)	$8.27	0.45	0.41	0.86	(0.55)	–	(0.55)	$8.58	10.59%	$211,108,430	1.00%	5.21%	1.05%	310.03%
Year Ended December 31, 2009(b)	$7.32	0.55	1.17	1.72	(0.77)	–	(0.77)	$8.27	24.38%	$180,040,981	1.01%	6.89%	1.08%	256.64%
Year Ended December 31, 2008	$9.86	0.50	(2.17)	(1.67)	(0.65)	(0.22)	(0.87)	$7.32	(17.29)%	$143,369,332	0.98%	5.20%	1.01%	85.31%
Year Ended December 31, 2007	$9.81	0.46	(0.02)	0.44	(0.39)	–	(0.39)	$9.86	4.62%	$240,236,547	1.01%	4.65%	1.01%	101.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	33

Notes to Financial Statements

December 31, 2011

1.   Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company currently hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

34	Annual Report 2011

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

2011 Annual Report	35

Notes to Financial Statements (Continued)

December 31, 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Diversified Financial Services	$—	$1,081	$—	$1,081
Diversified Telecommunication Services	—	—	24	24
Marine	2,193	—	—	2,193
Media	3,100	—	—	3,100
Total Common Stocks	$5,293	$1,081	$24	$6,398
Asset—Backed Securities*	—	10,543,082	—	10,543,082
Collateralized Mortgage Obligations	—	19,556,463	—	19,556,463
Commercial Mortgage Backed Securities	—	8,851,560	—	8,851,560
Convertible Corporate Bonds	—	251,649	—	251,649
Corporate Bonds*	—	97,250,231	—	97,250,231
Forward Foreign Currency Contracts	—	113,339	—	113,339
Futures Contracts	43,280	—	—	43,280
Municipal Bonds	—	1,573,176	—	1,573,176
Mutual Fund	31,044,696	—	—	31,044,696
Sovereign Bonds	—	33,519,888	—	33,519,888
U.S. Government Mortgage Backed Agencies	—	30,678,345	—	30,678,345
U.S. Government Sponsored & Agency Obligations	—	2,211,248	—	2,211,248
U.S. Treasury Bonds	—	6,800,625	—	6,800,625
U.S. Treasury Notes	—	7,774,978	—	7,774,978
Warrant*	—	8,352	—	8,352
Yankee Dollars*	—	725,487	—	725,487
Total Assets	$31,093,269	$219,859,504	$24	$250,952,797
Liabilities:
Forward Foreign Currency Contracts	—	(3,589)	—	(3,589)
Futures Contracts	(1,694)	—	—	(1,694)
Total Liabilities	$(1,694)	$(3,589)	$—	$(5,283)
Total	$31,091,575	$219,855,915	$24	$250,947,514
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Corporate Bonds	Total
Balance as of 12/31/10	$22	$2	$24
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	185	185
Change in Unrealized Appreciation/(Depreciation)	24	(2)	22
Purchases*	—	—	—
Sales	—	(185)	(185)
Transfer Into Level 3	—	—	—
Transfers Out of Level 3	(22)	—	(22)
Balance as of 12/31/11	$24	$—	$24
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$24	$—	$24

Amounts designated as “—” are zero or have been rounded to zero.

36	Annual Report 2011

*	Purchases include all purchases of securities and securities received from corporate actions.

For the year ended December 31, 2011, there were no significant transfers between Level 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Transactions

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/ (depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time

2011 Annual Report	37

Notes to Financial Statements (Continued)

December 31, 2011

in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures transactions,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts* Interest rate risk	Unrealized appreciation from futures contracts	$43,280
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	113,339
Total		$156,619
Liabilities:
Futures Contracts* Interest rate risk	Unrealized depreciation from futures contracts	$(1,694)
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	(3,589)
Total		$(5,283)

*	Includes cumulative appreciation/(depreciation) of futures contacts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts Interest rate risk	$64,317
Forward Foreign Currency Contracts Currency risk	396,669
Total	$460,986

38	Annual Report 2011

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Interest rate risk	$11,954
Forward Foreign Currency Contracts Currency risk	217,769
Total	$229,723

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, defaulted bonds, paydown losses, and adjustments for interest only securities. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements.

2011 Annual Report	39

Notes to Financial Statements (Continued)

December 31, 2011

Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Logan Circle Partners, LP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.75%
$200 million and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $657,345 for the year ended December 31, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.85% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at

40	Annual Report 2011

the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$109,509	$94,026	$62,320	$265,855

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to this Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NMF pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $1,025.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the year ended December 31, 2011, NFS received $334,407 in Administrative Services fees from the Fund.

2011 Annual Report	41

Notes to Financial Statements (Continued)

December 31, 2011

4.   Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.   Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $816,160,940 and sales of $808,994,336 (excluding short-term securities).

For the year ended December 31, 2011, the Fund had purchases of $157,600,110 and sales of $170,997,519 of U.S. Government securities.

6.   Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

42	Annual Report 2011

7.   Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.   New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,653,045	$—	$9,653,045	$—	$9,653,045

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$12,765,020	$—	$12,765,020	$—	$12,765,020

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	43

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$1,854,150	$—	$1,854,150	$—	$(21,411,420)	$849,241	$(18,708,029)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$249,641,762	$7,653,715	$(6,499,299)	$1,154,416

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$8,301,499	2016
$13,109,921	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $7,163,525 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

44	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi Sector Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi Sector Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	45

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

46	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	47

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

48	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	49

NVIT Multi-Manager International Growth Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

13	Statement of Investments

19	Statement of Assets and Liabilities

21	Statement of Operations

22	Statements of Changes in Net Assets

24	Financial Highlights

25	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm

36	Supplemental Information

37	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-IG (2/12)

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Message To Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,”

2011 Annual Report	1

Message To Shareholders (Continued)

December 31, 2011

a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Growth funds may underperform other funds that use different investing styles.

The Fund is subject to risks associated with investing in derivatives and in stocks of small companies and mid-sized companies.

Equity investments are subject to stock market risk.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI All Country World excluding U.S. Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

2011 Annual Report	5

Important Disclosures (Continued)

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a

wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of American Century Investment Management, Inc. or Invesco Advisers, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of American Century Investment Management, Inc. or Invesco Advisers, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager International

Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager International Growth Fund (Class Y at NAV) registered (9.20)% versus (14.21)% for its new benchmark, the MSCI All Country World excluding U.S. Growth Index, and (12.14)% for its former benchmark, the MSCI EAFE® Index.* For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of International Growth Funds (consisting of 108 funds as of December 31, 2011) was (13.42)% for the same time period.

*	The benchmark for the NVIT Multi-Manager International Growth Fund changed, effective April 1, 2011, from the MSCI EAFE Index to the MSCI All Country World excluding U.S. Growth Index.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to relative Fund performance for the reporting period were the materials, consumer discretionary and financials sectors. Underweight positions versus the benchmark in the weak-performing materials and financials sectors, were positive contributors to relative Fund performance.

The Fund’s overweight position versus the benchmark in United Kingdom-based specialty biopharmaceutical company Shire plc contributed to relative Fund performance during the reporting period. Shire reported strong earnings during the reporting period supported by the success of some of the company’s key drugs.

The Fund’s overweight position in Lundin Petroleum AB, a Swedish independent oil and gas exploration and production company, also was beneficial to relative Fund performance. Fund holding Imperial Tobacco Group PLC, a British-based cigarette manufacturer, contributed to relative Fund performance as investors shifted their capital away from riskier investments into safer investment vehicles during the reporting period.

Country sectors that contributed the most to relative Fund performance during the reporting period were the United Kingdom, Sweden and South Korea.

What areas of investment detracted from Fund performance?

The most significant detractor from Fund performance relative to the benchmark for the reporting period was the telecommunications services sector.

Fund holding BHP Billiton Ltd., an Australian diversified metals, mining and natural resource company, detracted from relative Fund performance. The company suffered due to fears of the global economic slowdown, which would include China, a significant source of demand for the company’s products. The materials sector was one of the weakest of the 10 sectors in the Fund’s benchmark index during the reporting period, and BHP Billiton’s 22% decline, although weak in absolute terms, was virtually in line with the performance of the materials sector as a whole.

The Fund’s holdings in France-based Cap Gemini S.A., an information technology services leader, disappointed during the reporting period due to broad macroeconomic weakness that undermined business confidence and, therefore, dampened spending for the company’s services.

Industrial and Commercial Bank of China Ltd. also detracted from relative Fund performance during the reporting period. During 2011, emerging markets as a whole fell more than developed markets, and the financials sector was hurt overall by global financial challenges. In addition, concerns increased about this bank’s asset quality.

Country sectors that detracted from relative Fund performance during the reporting period were Norway, Hong Kong and Canada.

What was the impact of investments in derivatives on Fund performance?

The Fund holds a very small amount of foreign currency rights that are held by mandatory corporate action. These derivatives are not used in any speculative or arbitrage capacity. These derivatives had very minimal negative impact on Fund performance, given the dollar amount of derivatives relative to the Fund’s net assets.

Subadviser:

American Century Investment Management, Inc.

2011 Annual Report	7

NVIT Multi-Manager International

Growth Fund (Continued)

Portfolio Managers:

Brian Brady and Mark S. Kopinski

Subadviser:

Invesco Advisers, Inc.

Portfolio Managers:

Shuxin Cao, CFA; Matthew Dennis, CFA; Jason Holzer, CFA; Mark Jason; and Clas Olsson

8	Annual Report 2011

Fund Performance	NVIT Multi-Manager International Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(9.32)%	(2.52)%
Class II	(9.57)%	(2.77)%
Class III	(9.37)%	(2.61)%
Class VI	(9.62)%	(2.87)%
Class Y	(9.20)%	(2.45)%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

Expense Ratio*
Class I	1.10%
Class II	1.35%
Class III	1.10%
Class VI	1.35%
Class Y	0.95%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

2011 Annual Report	9

Fund Performance (Continued)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager International Growth Fund since inception versus performance of the MSCI All Country World ex U.S. Growth Index (current)(a), the MSCI EAFE® Index (former)(b) and the Consumer Price Index (CPI)(c) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI All Country World excluding U.S. Growth Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

(b)

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

(c)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban household.

10	Annual Report 2011

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager International Growth Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	860.10	4.78	1.02
	Hypothetical[b]	1,000.00	1,020.06	5.19	1.02
Class II Shares	Actual	1,000.00	858.70	5.86	1.25
	Hypothetical[b]	1,000.00	1,018.90	6.36	1.25
Class III Shares	Actual	1,000.00	859.60	5.02	1.07
	Hypothetical[b]	1,000.00	1,019.81	5.45	1.07
Class VI Shares	Actual	1,000.00	858.20	6.18	1.32
	Hypothetical[b]	1,000.00	1,018.55	6.72	1.32
Class Y Shares	Actual	1,000.00	860.50	4.31	0.92
	Hypothetical[b]	1,000.00	1,020.57	4.69	0.92

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2011 Annual Report	11

Portfolio Summary	NVIT Multi-Manager International Growth Fund

December 31, 2011

Asset Allocation
Common Stocks	91.5%
Mutual Fund	9.9%
Preferred Stocks	1.0%
Liabilities in excess of other assets	(2.4%)

100.0%

Top Industries†
Oil, Gas & Consumable Fuels	7.9%
Pharmaceuticals	7.0%
Media	5.3%
Commercial Banks	4.9%
Food Products	3.6%
Tobacco	3.4%
Wireless Telecommunication Services	3.0%
Beverages	2.7%
Specialty Retail	2.6%
Auto Components	2.6%
Other Industries	57.0%

100.0%

Top Holdings†
Fidelity Institutional Money Market Fund - Institutional Class	9.7%
Compass Group PLC	1.8%
Imperial Tobacco Group PLC	1.6%
Anheuser-Busch InBev NV	1.5%
Canon, Inc.	1.4%
Teva Pharmaceutical Industries Ltd.	1.4%
Yamada Denki Co., Ltd.	1.3%
Banco Bradesco SA	1.3%
Novartis AG	1.3%
British American Tobacco PLC	1.3%
Other Holdings	77.4%

100.0%

Top Countries†
United Kingdom	16.9%
Japan	9.8%
United States	9.7%
Switzerland	7.6%
Canada	6.4%
France	6.3%
Australia	5.4%
Germany	5.1%
Netherlands	4.1%
Sweden	3.6%
Other Countries	25.1%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Investments

December 31, 2011

NVIT Multi-Manager International Growth Fund

Common Stocks 91.5%

	Shares	Market Value

AUSTRALIA 5.6%
Biotechnology 0.8%
CSL Ltd.	152,208	$4,962,410
Mesoblast Ltd.*	169,000	1,188,040

		6,150,450

Commercial Services & Supplies 1.1%
Brambles Ltd.	1,185,382	8,654,782

Construction & Engineering 0.1%
Boart Longyear Ltd.	197,700	562,408

Containers & Packaging 0.3%
Amcor Ltd.	286,700	2,110,579

Energy Equipment & Services 1.1%
WorleyParsons Ltd.	321,709	8,424,321

Insurance 0.7%
QBE Insurance Group Ltd.	372,196	4,925,788

Metals & Mining 1.5%
Atlas Iron Ltd.	105,600	291,458
BHP Billiton Ltd.	241,922	8,539,520
Iluka Resources Ltd.	167,100	2,646,702

		11,477,680

		42,306,008

BELGIUM 1.5%
Beverages 1.5%
Anheuser-Busch InBev NV	192,442	11,745,364

BERMUDA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd.	41,600	1,849,120

BRAZIL 2.1%
Commercial Banks 1.4%
Banco Bradesco SA, ADR	626,191	10,444,866

Oil, Gas & Consumable Fuels 0.6%
Petroleo Brasileiro SA - Preference Shares, ADR	194,314	4,564,436

Specialty Retail 0.1%
Cia Hering	42,100	732,645

		15,741,947

CANADA 6.5%
Chemicals 0.6%
Agrium, Inc.	70,171	4,709,981

Energy Equipment & Services 0.1%
Precision Drilling Corp.*	104,600	1,078,086

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	19,600	609,885
Metro, Inc., Class A	18,000	954,110

		1,563,995

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Hotels, Restaurants & Leisure 0.1%
Tim Hortons, Inc.	18,400	$891,508

Insurance 0.9%
Fairfax Financial Holdings Ltd.	13,366	5,733,571
Intact Financial Corp.	22,700	1,304,178

		7,037,749

Internet Software & Services 0.2%
Open Text Corp.*	28,600	1,462,604

Media 0.1%
Imax Corp.*	25,563	468,570

Metals & Mining 0.6%
First Quantum Minerals Ltd.	98,400	1,936,609
Franco-Nevada Corp.	40,400	1,537,877
IAMGOLD Corp.	44,000	698,817

		4,173,303

Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	134,574	5,039,507
Cenovus Energy, Inc.	170,273	5,654,317
Penn West Petroleum Ltd.	98,800	1,956,240
Suncor Energy, Inc.	318,941	9,198,024

		21,848,088

Road & Rail 0.7%
Canadian National Railway Co.	68,712	5,405,906

Trading Companies & Distributors 0.1%
Finning International, Inc.	40,100	874,229

		49,514,019

CAYMAN ISLANDS 0.2%
Personal Products 0.2%
Herbalife Ltd.	34,700	1,792,949

CHINA 1.6%
Chemicals 0.1%
Dongyue Group	1,201,000	787,062

Commercial Banks 0.9%
Industrial & Commercial Bank of China, H Shares	12,309,000	7,270,394

Communications Equipment 0.1%
AAC Technologies Holdings, Inc.	342,000	765,166

Media 0.4%
Focus Media Holding Ltd., ADR*	158,807	3,095,148

Real Estate Management & Development 0.1%
Evergrande Real Estate Group Ltd.	1,180,000	485,554

		12,403,324

DENMARK 1.3%
Construction & Engineering 0.1%
FLSmidth & Co. AS	8,600	502,794

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Pharmaceuticals 1.2%
Novo Nordisk AS, Class B	79,382	$9,119,660

		9,622,454

FINLAND 0.0%†
Auto Components 0.0%†
Nokian Renkaat OYJ	6,679	214,445

FRANCE 6.4%
Aerospace & Defense 0.4%
Safran SA	22,800	681,858
Zodiac Aerospace	23,100	1,951,453

		2,633,311

Auto Components 0.4%
Cie Generale des Etablissements Michelin, Class B	55,606	3,276,373

Commercial Banks 0.6%
BNP Paribas SA	116,257	4,526,980

Commercial Services & Supplies 0.3%
Edenred	99,200	2,433,379

Electrical Equipment 0.5%
Schneider Electric SA	67,194	3,512,993

Energy Equipment & Services 0.5%
Technip SA	41,100	3,853,122

Food Products 1.0%
Danone SA	120,297	7,548,931

Hotels, Restaurants & Leisure 0.1%
Sodexo	8,800	629,833

Information Technology Services 0.5%
Cap Gemini SA	133,419	4,148,020

Media 1.1%
Eutelsat Communications SA	139,230	5,423,132
Publicis Groupe SA	68,024	3,121,907

		8,545,039

Oil, Gas & Consumable Fuels 0.5%
Total SA	79,859	4,075,036

Personal Products 0.5%
L’Oreal SA	37,149	3,869,059

		49,052,076

GERMANY 4.3%
Automobiles 0.3%
Bayerische Motoren Werke AG	29,453	1,968,878

Health Care Providers & Services 1.0%
Fresenius Medical Care AG & Co. KGaA	106,683	7,246,355

Machinery 0.2%
GEA Group AG	61,200	1,727,735

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Media 0.1%
Kabel Deutschland Holding AG*	20,600	$1,044,327

Pharmaceuticals 0.4%
Bayer AG REG	47,718	3,047,435

Software 1.2%
SAP AG	169,693	8,975,341

Textiles, Apparel & Luxury Goods 1.1%
Adidas AG	133,989	8,705,677

		32,715,748

HONG KONG 2.2%
Automobiles 0.2%
Brilliance China Automotive Holdings Ltd.*	1,476,000	1,583,571

Chemicals 0.1%
China Lumena New Materials Corp.	1,663,600	306,321

Construction Materials 0.0%†
China Resources Cement Holdings Ltd.	364,000	269,903

Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	838,000	6,992,976

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	229,500	844,031

Wireless Telecommunication Services 0.9%
China Mobile Ltd.	710,500	6,902,925

		16,899,727

INDIA 0.7%
Information Technology Services 0.7%
Infosys Ltd., ADR	103,579	5,321,889

Oil, Gas & Consumable Fuels 0.0%†
Petronet LNG Ltd.	98,800	289,627

		5,611,516

INDONESIA 0.2%
Commercial Banks 0.1%
Bank Danamon Indonesia Tbk PT	1,139,689	514,751

Construction Materials 0.1%
Semen Gresik Persero Tbk PT	755,500	953,269

		1,468,020

IRELAND 2.2%
Construction Materials 0.3%
James Hardie Industries SE	366,100	2,552,313

Media 0.7%
WPP PLC	483,881	5,074,583

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Pharmaceuticals 1.0%
Elan Corp. PLC, ADR*	152,200	$2,091,228
Shire PLC	159,806	5,553,913

		7,645,141

Professional Services 0.2%
Experian PLC	90,537	1,230,629

		16,502,666

ISRAEL 1.6%
Pharmaceuticals 1.4%
Teva Pharmaceutical Industries Ltd., ADR	262,147	10,580,253

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd.*	36,826	1,196,477

		11,776,730

ITALY 0.5%
Auto Components 0.3%
Pirelli & C SpA	254,305	2,131,788

Beverages 0.2%
Davide Campari-Milano SpA	196,684	1,307,301

		3,439,089

JAPAN 10.0%
Auto Components 0.9%
Denso Corp.	246,700	6,777,058

Automobiles 1.0%
Daihatsu Motor Co., Ltd.	49,000	871,358
Toyota Motor Corp.	195,300	6,458,008

		7,329,366

Commercial Services & Supplies 0.3%
Park24 Co., Ltd.	200,000	2,645,311

Construction & Engineering 0.3%
Chiyoda Corp.	173,000	1,756,448
JGC Corp.	34,000	816,295

		2,572,743

Consumer Finance 0.1%
Credit Saison Co., Ltd.	46,400	926,655

Electrical Equipment 0.9%
Nidec Corp.	75,600	6,564,043
Ushio, Inc.	28,800	413,935

		6,977,978

Electronic Equipment, Instruments & Components 0.8%
Anritsu Corp.	17,000	186,669
Keyence Corp.	24,040	5,794,596

		5,981,265

Food & Staples Retailing 0.2%
Lawson, Inc.	18,600	1,158,880

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Health Care Equipment & Supplies 0.1%
Sysmex Corp.	27,500	$894,078

Household Durables 0.1%
Sharp Corp.	84,000	732,232

Leisure Equipment & Products 0.0%†
Tamron Co., Ltd.	6,200	149,463

Machinery 1.3%
FANUC Corp.	37,000	5,643,693
Komatsu Ltd.	155,000	3,614,276
OKUMA Corp.	73,000	464,872

		9,722,841

Media 0.5%
CyberAgent, Inc.	800	2,591,661
Nippon Television Network Corp.	8,200	1,252,052

		3,843,713

Office Electronics 1.4%
Canon, Inc.	242,500	10,671,778

Software 0.3%
Capcom Co., Ltd.	91,700	2,168,428

Specialty Retail 1.8%
Sanrio Co., Ltd.	59,300	3,041,557
Yamada Denki Co., Ltd.	155,290	10,578,233

		13,619,790

		76,171,579

JERSEY, CHANNEL ISLANDS 0.2%
Metals & Mining 0.2%
Randgold Resources Ltd., ADR	17,904	1,827,998

MEXICO 2.8%
Beverages 1.0%
Fomento Economico Mexicano SAB de CV, ADR	112,278	7,826,900

Media 0.8%
Grupo Televisa SAB, ADR	268,754	5,659,959

Wireless Telecommunication Services 1.0%
America Movil SAB de CV Series L, ADR	333,805	7,543,993

		21,030,852

NETHERLANDS 4.2%
Computers & Peripherals 0.5%
Gemalto NV	73,200	3,547,751

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	74,065	884,126

Food & Staples Retailing 0.9%
Koninklijke Ahold NV	476,649	6,406,447

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Food Products 1.1%
Unilever NV, CVA	241,005	$8,286,607

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B	245,266	9,329,399

Transportation Infrastructure 0.2%
Koninklijke Vopak NV	32,200	1,698,000

Wireless Telecommunication Services 0.2%
VimpelCom Ltd., ADR	192,730	1,825,153

		31,977,483

RUSSIA 0.7%
Oil, Gas & Consumable Fuels 0.7%
Gazprom OAO, ADR	527,712	5,622,211

SINGAPORE 1.9%
Commercial Banks 0.8%
United Overseas Bank Ltd.	547,000	6,437,394

Health Care Equipment & Supplies 0.1%
Biosensors International Group Ltd.*	402,000	442,502

Industrial Conglomerates 1.0%
Keppel Corp., Ltd.	1,106,500	7,920,150

		14,800,046

SOUTH KOREA 3.5%
Air Freight & Logistics 0.2%
Hyundai Glovis Co., Ltd.*	10,700	1,786,773

Auto Components 1.1%
Hyundai Mobis*	28,825	7,323,624
Nexen Tire Corp.*	39,000	627,612

		7,951,236

Food & Staples Retailing 0.1%
E-Mart Co., Ltd.	2,900	701,250

Insurance 0.3%
Dongbu Insurance Co., Ltd.	53,900	2,504,747

Internet Software & Services 1.0%
NHN Corp.*	42,282	7,749,244

Pharmaceuticals 0.2%
Celltrion, Inc.*	45,200	1,426,556

Semiconductors & Semiconductor Equipment 0.1%
Duksan Hi-Metal Co., Ltd.*	22,000	486,375

Software 0.3%
NCSoft Corp.*	8,700	2,325,718

Tobacco 0.2%
KT&G Corp.	19,700	1,391,997

		26,323,896

Common Stocks (continued)

	Shares	Market Value

SPAIN 0.6%
Biotechnology 0.2%
Grifols SA*	81,900	$1,372,298

Information Technology Services 0.4%
Amadeus IT Holding SA, Class A	202,668	3,272,723

		4,645,021

SWEDEN 3.7%
Commercial Banks 0.7%
Swedbank AB	413,071	5,330,518

Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson, Class B	680,775	6,903,476

Diversified Financial Services 0.6%
Kinnevik Investment AB, Class B	253,486	4,926,878

Health Care Equipment & Supplies 0.2%
Elekta AB, Class B	37,200	1,608,500

Machinery 0.4%
Volvo AB, Class B	291,231	3,172,670

Oil, Gas & Consumable Fuels 0.6%
Lundin Petroleum AB*	182,700	4,474,803

Tobacco 0.3%
Swedish Match AB	55,200	1,955,378

		28,372,223

SWITZERLAND 7.7%
Capital Markets 0.8%
Julius Baer Group Ltd.*	164,936	6,424,657

Chemicals 1.1%
Syngenta AG REG*	29,318	8,615,110

Electrical Equipment 0.9%
ABB Ltd. REG*	362,149	6,803,427

Food Products 1.5%
Aryzta AG	38,000	1,833,244
Nestle SA REG	168,156	9,656,110

		11,489,354

Machinery 0.1%
Rieter Holding AG*	3,000	449,395

Media 0.6%
Informa PLC	878,566	4,925,939

Pharmaceuticals 2.3%
Novartis AG REG	181,010	10,334,419
Roche Holding AG	44,537	7,532,024

		17,866,443

Professional Services 0.3%
Adecco SA REG*	45,300	1,887,935

Trading Companies & Distributors 0.1%
Wolseley PLC	14,900	492,821

		58,955,081

16	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

TAIWAN 1.2%
Computers & Peripherals 0.1%
Catcher Technology Co., Ltd.	260,705	$1,207,430

Semiconductors & Semiconductor Equipment 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,266,629	8,161,998

		9,369,428

TURKEY 0.5%
Commercial Banks 0.5%
Akbank TAS	1,204,816	3,818,106

UNITED KINGDOM 17.3%
Capital Markets 0.2%
Ashmore Group PLC	233,500	1,210,110

Chemicals 0.2%
Croda International PLC	42,600	1,192,562

Commercial Services & Supplies 0.7%
Aggreko PLC	118,087	3,695,045
Babcock International Group PLC	155,000	1,768,337

		5,463,382

Computers & Peripherals 0.2%
Imagination Technologies Group PLC*	208,100	1,774,114

Energy Equipment & Services 0.2%
Subsea 7 SA*	93,000	1,716,793

Food & Staples Retailing 1.1%
Tesco PLC	1,296,558	8,112,355

Health Care Equipment & Supplies 0.7%
Smith & Nephew PLC	586,642	5,693,288

Hotels, Restaurants & Leisure 2.0%
Compass Group PLC	1,467,934	13,928,892
Whitbread PLC	58,200	1,413,010

		15,341,902

Household Durables 0.4%
Berkeley Group Holdings PLC*	38,200	756,847
Persimmon PLC	279,000	2,035,403

		2,792,250

Independent Power Producers & Energy Traders 0.7%
Drax Group PLC	77,600	656,310
International Power PLC	825,741	4,317,772

		4,974,082

Insurance 0.2%
Willis Group Holdings PLC	48,000	1,862,400

Machinery 0.4%
Weir Group PLC (The)	103,200	3,257,380

Media 1.1%
Reed Elsevier PLC	1,082,459	8,713,920

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Multiline Retail 1.2%
Next PLC	208,702	$8,854,022

Multi-Utilities 0.7%
Centrica PLC	1,221,768	5,487,572

Oil, Gas & Consumable Fuels 1.3%
BG Group PLC	465,578	9,946,441

Pharmaceuticals 0.7%
GlaxoSmithKline PLC	220,710	5,029,082

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings PLC	259,978	2,399,719

Specialty Retail 0.8%
Kingfisher PLC	1,571,260	6,105,912

Textiles, Apparel & Luxury Goods 0.2%
Burberry Group PLC	89,051	1,637,437

Tobacco 3.0%
British American Tobacco PLC	209,832	9,954,511
Imperial Tobacco Group PLC	341,051	12,905,549

		22,860,060

Trading Companies & Distributors 0.1%
Ashtead Group PLC	253,380	887,469

Wireless Telecommunication Services 0.9%
Vodafone Group PLC	2,483,252	6,923,572

		132,235,824

Total Common Stocks (cost $669,634,514)		697,804,950

Preferred Stocks 1.0%
GERMANY 1.0%
Automobiles 0.8%
Volkswagen AG	40,367	6,035,324
Textiles, Apparel & Luxury Goods 0.2%
Hugo Boss AG (Preference)	15,023	1,104,310

Total Preferred Stocks (cost $8,634,425)		7,139,634

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager International Growth Fund (Continued)

Mutual Fund 9.9%

	Shares	Market Value

Money Market Fund 9.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (a)	75,867,065	$75,867,065

Total Mutual Fund (cost $75,867,065)		$75,867,065

Total Investments (cost $754,136,004) (b) — 102.4%		780,811,649

Liabilities in excess of other assets — (2.4)%		(18,161,061)

NET ASSETS — 100.0%		$762,650,588

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of December 31, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

OYJ	Public Traded Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB	Public Traded Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

TAS	Joint Stock Company

TbkPT	State Owned Company

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi-Manager International Growth Fund
Assets:
Investments, at value (cost $754,136,004)	$780,811,649
Foreign currencies, at value (cost $2,455,075)	2,455,717
Dividends receivable	890,537
Receivable for investments sold	9,906,504
Receivable for capital shares issued	407,334
Reclaims receivable	406,077
Prepaid expenses	1,725

Total Assets	794,879,543

Liabilities:
Payable for investments purchased	30,370,652
Payable for capital shares redeemed	1,157,437
Cash overdraft (Note 2)	17,836
Accrued expenses and other payables:
Investment advisory fees	534,155
Fund administration fees	23,320
Distribution fees	35,992
Administrative servicing fees	35,661
Accounting and transfer agent fees	3,018
Trustee fees	6,084
Custodian fees	4,213
Compliance program costs (Note 3)	695
Professional fees	12,174
Printing fees	26,242
Other	1,476

Total Liabilities	32,228,955

Net Assets	$762,650,588

Represented by:
Capital	$748,248,618
Accumulated undistributed net investment income	18,137
Accumulated net realized losses from investment and foreign currency transactions	(12,271,519)
Net unrealized appreciation/(depreciation) from investments	26,675,645
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(20,293)

Net Assets	$762,650,588

Net Assets:
Class I Shares	$20,958
Class II Shares	8,994
Class III Shares	108,897,973
Class VI Shares	168,494,297
Class Y Shares	485,228,366

Total	$762,650,588

2011 Annual Report	19

Statement of Assets and Liabilities (Continued)

December 31, 2011

NVIT Multi-Manager International Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,392
Class II Shares	1,029
Class III Shares	12,457,502
Class VI Shares	19,315,535
Class Y Shares	55,420,377

Total	87,196,835

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.76
Class II Shares	$8.74
Class III Shares	$8.74
Class VI Shares	$8.72
Class Y Shares	$8.76

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi-Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$20,315,097
Other income	1,245
Foreign tax withholding	(1,335,953)

Total Income	18,980,389

EXPENSES:
Investment advisory fees	6,474,470
Fund administration fees	279,430
Distribution fees Class II Shares	24
Distribution fees Class VI Shares	459,345
Administrative servicing fees Class I Shares	29
Administrative servicing fees Class II Shares	12
Administrative servicing fees Class III Shares	191,208
Administrative servicing fees Class VI Shares	275,608
Professional fees	78,273
Printing fees	45,127
Trustee fees	23,878
Custodian fees	29,417
Accounting and transfer agent fees	16,492
Compliance program costs (Note 3)	2,809
Other	13,034

Total expenses before earnings credit	7,889,156

Earnings credit (Note 5)	(70)

Net Expenses	7,889,086

NET INVESTMENT INCOME	11,091,303

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	21,107,947
Net realized losses from foreign currency transactions (Note 2)	(118,685)

Net realized gains from investment and foreign currency transactions	20,989,262

Net change in unrealized appreciation/(depreciation) from investments††	(103,766,502)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(315,395)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(104,081,897)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(83,092,635)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(72,001,332)

†	Net of capital gain country taxes of $51,024.
††	Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $76,015.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$11,091,303	$5,469,371
Net realized gains from investment and foreign currency transactions	20,989,262	22,578,168
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(104,081,897)	63,538,720

Change in net assets resulting from operations	(72,001,332)	91,586,259

Distributions to Shareholders From:
Net investment income:
Class I	(312)	(166)
Class II	(109)	(54)
Class III	(1,636,221)	(1,022,112)
Class VI	(1,988,300)	(1,030,644)
Class Y	(7,113,812)	(2,908,554)

Change in net assets from shareholder distributions	(10,738,754)	(4,961,530)

Change in net assets from capital transactions	113,330,885	59,900,985

Change in net assets	30,590,799	146,525,714

Net Assets:
Beginning of year	732,059,789	585,534,075

End of year	$762,650,588	$732,059,789

Accumulated undistributed (distributions in excess of) net investment income at end of year	$18,137	$(163,203)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,321	$10,881
Dividends reinvested	312	166
Cost of shares redeemed	(1,883)	(9,077)

Total Class I	(250)	1,970

Class II Shares
Proceeds from shares issued	–	–
Dividends reinvested	109	54
Cost of shares redeemed	–	–

Total Class II	109	54

Class III Shares
Proceeds from shares issued	1,887,518	3,042,724
Dividends reinvested	1,636,221	1,022,112
Cost of shares redeemed	(22,493,522)	(32,198,505)

Total Class III	(18,969,783)	(28,133,669)

Class VI Shares
Proceeds from shares issued	14,364,543	53,776,956
Dividends reinvested	1,988,300	1,030,644
Cost of shares redeemed	(29,323,308)	(157,074,208)

Total Class VI	(12,970,465)	(102,266,608)

22	Annual Report 2011

	NVIT Multi-Manager International Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Class Y Shares
Proceeds from shares issued	$173,063,836	$196,472,827
Dividends reinvested	7,113,812	2,908,554
Cost of shares redeemed	(34,906,374)	(9,082,143)

Total Class Y	145,271,274	190,299,238

Change in net assets from capital transactions	$113,330,885	$59,900,985

SHARE TRANSACTIONS:
Class I Shares
Issued	147	1,285
Reinvested	35	18
Redeemed	(203)	(1,171)

Total Class I Shares	(21)	132

Class II Shares
Issued	–	–
Reinvested	11	6
Redeemed	–	–

Total Class II Shares	11	6

Class III Shares
Issued	198,787	360,315
Reinvested	180,290	109,301
Redeemed	(2,328,020)	(3,679,234)

Total Class III Shares	(1,948,943)	(3,209,618)

Class VI Shares
Issued	1,716,914	6,460,944
Reinvested	221,211	110,554
Redeemed	(3,034,317)	(17,605,203)

Total Class VI Shares	(1,096,192)	(11,033,705)

Class Y Shares
Issued	18,243,301	22,104,736
Reinvested	784,927	307,220
Redeemed	(3,765,584)	(1,028,191)

Total Class Y Shares	15,262,644	21,383,765

Total change in shares	12,217,499	7,140,580

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	23

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$9.78	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.76	(9.32)%	$20,958	1.04%	1.47%	1.04%	60.60%
Year Ended December 31, 2010(e)	$8.65	0.09	1.11	1.20	(0.07)	–	(0.07)	–	$9.78	14.14%	$23,605	1.07%	1.02%	1.07%	73.62%
Year Ended December 31, 2009(e)	$6.44	0.09	2.21	2.30	(0.07)	(0.02)	(0.09)	–	$8.65	36.51%	$19,732	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.17	(3.72)	(3.55)	(0.01)	–	(0.01)	–	$6.44	(35.51)%	$6,445	0.96%	2.51%	1.22%	66.42%

Class II Shares
Year Ended December 31, 2011(e)	$9.76	0.12	(1.03)	(0.91)	(0.11)	–	(0.11)	–	$8.74	(9.57)%	$8,994	1.28%	1.23%	1.28%	60.60%
Year Ended December 31, 2010(e)	$8.63	0.06	1.12	1.18	(0.05)	–	(0.05)	–	$9.76	13.83%	$9,923	1.32%	0.73%	1.32%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.08	2.20	2.28	(0.06)	(0.02)	(0.08)	–	$8.63	36.34%	$8,736	1.20%	1.14%	1.20%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.15	(3.72)	(3.57)	–	–	–	–	$6.43	(35.70)%	$6,433	1.20%	2.25%	1.46%	66.42%

Class III Shares
Year Ended December 31, 2011(e)	$9.76	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.74	(9.37)%	$108,897,973	1.06%	1.49%	1.06%	60.60%
Year Ended December 31, 2010(e)	$8.64	0.09	1.10	1.19	(0.07)	–	(0.07)	–	$9.76	14.04%	$140,613,327	1.09%	1.00%	1.09%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.04	2.26	2.30	(0.07)	(0.02)	(0.09)	–	$8.64	36.46%	$152,134,438	1.08%	0.48%	1.08%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.09	(3.65)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.63)%	$9,188,216	1.11%	1.44%	1.14%	66.42%

Class VI Shares
Year Ended December 31, 2011(e)	$9.74	0.12	(1.04)	(0.92)	(0.10)	–	(0.10)	–	$8.72	(9.62)%	$168,494,297	1.31%	1.21%	1.31%	60.60%
Year Ended December 31, 2010(e)	$8.62	0.07	1.10	1.17	(0.05)	–	(0.05)	–	$9.74	13.80%	$198,793,414	1.34%	0.76%	1.34%	73.62%
Year Ended December 31, 2009(e)	$6.42	0.07	2.20	2.27	(0.05)	(0.02)	(0.07)	–	$8.62	36.11%	$271,040,423	1.35%	1.02%	1.35%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.07	(3.65)	(3.58)	–	–	–	–	$6.42	(35.80)%	$204,547,667	1.36%	1.18%	1.39%	66.42%

Class Y Shares
Year Ended December 31, 2011(e)	$9.78	0.15	(1.03)	(0.88)	(0.14)	–	(0.14)	–	$8.76	(9.20)%	$485,228,366	0.91%	1.55%	0.91%	60.60%
Year Ended December 31, 2010(e)	$8.65	0.09	1.12	1.21	(0.08)	–	(0.08)	–	$9.78	14.26%	$392,619,520	0.93%	0.99%	0.93%	73.62%
Year Ended December 31, 2009(e)	$6.43	0.09	2.22	2.31	(0.07)	(0.02)	(0.09)	–	$8.65	36.71%	$162,330,746	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(3.67)	(3.56)	(0.01)	–	(0.01)	–	$6.43	(35.60)%	$46,429,254	0.96%	1.85%	1.10%	66.42%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

24	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U. S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$2,633,311	$—	$2,633,311
Air Freight & Logistics	—	1,786,773	—	1,786,773
Auto Components	—	20,350,900	—	20,350,900
Automobiles	—	10,881,815	—	10,881,815
Beverages	7,826,900	13,052,665	—	20,879,565
Biotechnology	—	7,522,748	—	7,522,748
Capital Markets	—	7,634,767	—	7,634,767
Chemicals	4,709,981	10,901,055	—	15,611,036
Commercial Banks	10,444,866	27,898,143	—	38,343,009
Commercial Services & Supplies	—	19,196,854	—	19,196,854
Communications Equipment	—	7,668,642	—	7,668,642
Computers & Peripherals	—	6,529,295	—	6,529,295
Construction & Engineering	—	3,637,945	—	3,637,945
Construction Materials	—	3,775,485	—	3,775,485
Consumer Finance	—	926,655	—	926,655
Containers & Packaging	—	2,110,579	—	2,110,579
Diversified Financial Services	—	4,926,878	—	4,926,878

26	Annual Report 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Telecommunication Services	$—	$884,126	$—	$884,126
Electrical Equipment	—	17,294,398	—	17,294,398
Electronic Equipment, Instruments & Components	—	5,981,265	—	5,981,265
Energy Equipment & Services	1,078,086	13,994,236	—	15,072,322
Food & Staples Retailing	1,563,995	16,378,932	—	17,942,927
Food Products	—	27,324,892	—	27,324,892
Health Care Equipment & Supplies	—	8,638,368	—	8,638,368
Health Care Providers & Services	—	7,246,355	—	7,246,355
Hotels, Restaurants & Leisure	891,508	15,971,735	—	16,863,243
Household Durables	—	3,524,482	—	3,524,482
Independent Power Producers & Energy Traders	—	4,974,082	—	4,974,082
Industrial Conglomerates	—	14,913,126	—	14,913,126
Information Technology Services	5,321,889	7,420,743	—	12,742,632
Insurance	8,900,149	7,430,535	—	16,330,684
Internet Software & Services	1,462,604	7,749,244	—	9,211,848
Leisure Equipment & Products	—	149,463	—	149,463
Machinery	—	18,330,021	—	18,330,021
Media	9,223,677	32,147,521	—	41,371,198
Metals & Mining	6,001,301	11,477,680	—	17,478,981
Multiline Retail	—	8,854,022	—	8,854,022
Multi-Utilities	—	5,487,572	—	5,487,572
Office Electronics	—	10,671,778	—	10,671,778
Oil, Gas & Consumable Fuels	28,261,644	33,737,517	—	61,999,161
Personal Products	1,792,949	3,869,059	—	5,662,008
Pharmaceuticals	12,671,481	42,043,089	—	54,714,570
Professional Services	—	3,118,564	—	3,118,564
Real Estate Investment Trusts (REITs)	—	844,031	—	844,031
Real Estate Management & Development	—	485,554	—	485,554
Road & Rail	5,405,906	—	—	5,405,906
Semiconductors & Semiconductor Equipment	1,196,477	11,048,092	—	12,244,569
Software	—	13,469,487	—	13,469,487
Specialty Retail	732,645	19,725,702	—	20,458,347
Textiles, Apparel & Luxury Goods	—	10,343,114	—	10,343,114
Tobacco	—	26,207,435	—	26,207,435
Trading Companies & Distributors	874,229	1,380,290	—	2,254,519
Transportation Infrastructure	—	1,698,000	—	1,698,000
Wireless Telecommunication Services	9,369,146	13,826,497	—	23,195,643
Total Common Stocks	$117,729,433	$580,075,517	$—	$697,804,950
Mutual Fund	75,867,065	—	—	75,867,065
Preferred Stocks*	—	7,139,634	—	7,139,634
Total	$193,596,498	$587,215,151	$—	$780,811,649

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of December 31, 2011, the Fund had an overdrawn balance of $17,836 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, and adjustments for India and Thailand foreign capital gains tax. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition

28	Annual Report 2011

threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisors, Inc.
American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

The Trust and NFA had entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.96% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$14,814	$—	$—	$14,814

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,809.

30	Annual Report 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the fund.

For the year ended December 31, 2011, NFS received $466,857 in Administrative Services fees from the Fund.

4.   Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,921.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,262.

5.   Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $531,003,905 and sales of $437,188,745 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

32	Annual Report 2011

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$10,738,754	$—	$10,738,754	$—	$10,738,754
Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,961,530	$—	$4,961,530	$—	$4,961,530

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$93,733	$—	$93,733	$—	$(5,925,161)	$20,233,398	$14,401,970

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales, capital loss carryover, and cumulative PFIC mark-to-market.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$760,489,189	$74,029,094	$(53,706,634)	$20,322,460

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$5,925,161	2017

2011 Annual Report	33

Notes to Financial Statements (Continued)

December 31, 2011

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $20,069,014 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

34	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager International Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	35

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $20,245,159 or $0.2322 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $930,736 or $0.0107 per outstanding share.

36	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85

Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	37

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	39

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40	Annual Report 2011

NVIT Multi-Manager International Value Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

13	Statement of Investments

22	Statement of Assets and Liabilities

24	Statement of Operations

25	Statements of Changes in Net Assets

27	Financial Highlights

28	Notes to Financial Statements

40	Report of Independent Registered Public Accounting Firm

41	Supplemental Information

42	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-IV (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI

EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of

2	Annual Report 2011

fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Value funds may underperform other funds that use different investing styles.

The Fund is subject to risks associated with investing in derivatives and in stocks of small companies and mid-sized companies.

Funds that concentrate on specific countries may be subject to greater volatility than that of other mutual funds.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

2011 Annual Report	5

Important Disclosures (Continued)

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a

wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of AllianceBernstein L.P., Dimensional Advisors LP or JPMorgan Investment Management Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of AllianceBernstein L.P., Dimensional Advisors LP or JPMorgan Investment Management Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager International Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager International Value Fund (Class IV at NAV) registered (16.16)% versus (12.17)% for its benchmark, the MSCI EAFE® Value Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of International Value Funds (consisting of 66 funds as of December 31, 2011) was (13.46)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to relative Fund performance for the reporting period were the consumer staples, telecommunications services and utilities sectors.

The strongest individual contributing Fund holding, based on relative Fund performance, was Netherlands-based Royal Dutch Shell plc, a leading oil producer. The company’s strategic and technological competitive advantages appeared to be undervalued in its stock price during the reporting period.

Fund holding and United Kingdom-based mobile communications company Vodafone Group PLC also outperformed as telecommunications companies overall continued to offer generous dividend yields at depressed valuations during the reporting period.

The Fund’s holdings in Japan Tobacco Inc. benefited as more investors became increasingly risk-averse; the company earned better-than-expected quarterly results and received positive analysts’ comments. During the reporting period, the company was considering a share buyback if the Japanese government decided to sell its stake in the company.

Luxembourg, Japan and Spain were the strongest country sectors for the Fund on a relative basis during the reporting period.

What areas of investment detracted from Fund performance?

The most significant detractors from Fund relative performance were the financials, materials and energy sectors.

Société Générale, a French bank, was among the Fund’s worst-performing holdings during the reporting period. The company was hurt by fears that the sovereign debt crisis in Europe might eventually undermine the company’s balance sheets. The company deemed, however, that its exposure to sovereign debt of the most troubled European countries, including Portugal, Ireland, Italy, Greece and Spain, is manageable relative to the overall size of the company’s assets and earnings.

After rebounding sharply in 2010, Fund-holding Lloyds Banking Group plc (Lloyds), based in the United Kingdom, faced significant challenges from a weak British economy, higher funding costs, regulatory uncertainty and concerns that exposure to European sovereign debt might force the bank to raise fresh capital. In addition, credit rating agencies recently-downgraded a number of British banks, including Lloyds, after the Chancellor of the Exchequer indicated that the British government was trying to move away from providing a backstop for the banks.

BNP Paribas, another French bank group held by the Fund, detracted from Fund performance for the reporting period due to the European debt crisis and overall global economic weakness.

Country sectors for the Fund that underperformed during the reporting period relative to the Fund’s benchmark were the United Kingdom, Australia and France.

What was the impact of investments in derivatives on Fund performance?

The Fund held currency futures. These derivatives are used either to manage cash flows or to reduce currency deviations relative to the Fund’s benchmark. These derivatives are not used in any speculative or arbitrage capacity. These derivatives had a negligible impact on Fund performance, given the dollar amount of derivatives relative to the Fund’s net assets.

Subadviser:

AllianceBernstein L.P.*

Portfolio Managers:

Henry S. D’Auria, Sharon E. Fay, Eric Franco, Joseph G. Paul and Kevin F. Simms

Subadviser:

Dimensional Fund Advisors LP*

2011 Annual Report	7

NVIT Multi-Manager International Value Fund (Continued)

Portfolio Managers:

Joseph H. Chi, CFA; Stephen A. Clark; Jed S. Fogdall; and Karen Umland, CFA

Subadviser:

JPMorgan Investment Management Inc.

Portfolio Managers:

Jeroen Huysinga, Georgina Perceval Maxwell and Gerd Woort-Menker

*	As of January 10, 2012, AllianceBernstein L.P. is no longer a subadviser to the Fund. Dimensional Fund Advisors LP began serving as a subadviser to the Fund on January 10, 2012.

8	Annual Report 2011

Fund Performance	NVIT Multi-Manager International Value Fund

Average Annual Total Return1,2

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I2,3	(16.24)%	(8.59)%	2.66%
Class II2,3	(16.41)%	(8.82)%	2.39%
Class III[2,3]	(16.11)%	(8.58)%	2.64%
Class IV2,3	(16.16)%	(8.58)%	2.63%
Class VI2,3	(16.40)%	(8.82)%	2.39%
Class Y2,3	(16.10)%	(8.49)%	2.68%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

The Fund’s predecessor, the Market Street International Portfolio, commenced operation on November 1, 1991. As of April 28, 2003, the NVIT Multi-Manager International Value Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street International Portfolio. At that time the NVIT Multi-Manager International Value Fund took on the performance of the Market Street International Portfolio.

[3]

These returns until the creation of the Class I, Class II and Class III shares (April 28, 2003), Class VI shares (April 28, 2004) and Class Y shares (March 27, 2008) are based on the performance of the Class IV shares of the Fund (which was based on the performance of the Fund’s predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I, Class II, Class III, Class VI and Class Y shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II and Class VI share’s annual returns have been restated to reflect the additional fees applicable to Class II and Class VI shares and therefore are lower than those of Class IV. Class Y shares annual returns have not been restated to reflect lower expenses for that class than apply to Class IV shares. For Class III and Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III and Class VI shares would have been lower.

Expense Ratios

Expense Ratio*
Class I	1.00%
Class II	1.25%
Class III	1.00%
Class IV	1.00%
Class VI	1.25%
Class Y	0.85%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

2011 Annual Report	9

Fund Performance (Continued)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT Multi-Manager International Value Fund versus performance of the MSCI EAFE® Value Index (a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses or sales charges. One can not invest directly in a market index.

(a)	The MSCI EAFE Value Index is an unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of stocks in developed markets outside the United States and Canada that are considered value securities by MSCI; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

10	Annual Report 2011

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager International Value Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	803.70	4.32	0.95
	Hypothetical[b]	1,000.00	1,020.42	4.84	0.95
Class II Shares	Actual	1,000.00	802.60	5.45	1.20
	Hypothetical[b]	1,000.00	1,019.16	6.11	1.20
Class III Shares	Actual	1,000.00	804.70	4.32	0.95
	Hypothetical[b]	1,000.00	1,020.42	4.84	0.95
Class IV Shares	Actual	1,000.00	804.50	4.32	0.95
	Hypothetical[b]	1,000.00	1,020.42	4.84	0.95
Class VI Shares	Actual	1,000.00	803.40	5.45	1.20
	Hypothetical[b]	1,000.00	1,019.16	6.11	1.20
Class Y Shares	Actual	1,000.00	805.00	3.64	0.80
	Hypothetical[b]	1,000.00	1,021.17	4.08	0.80

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2011 Annual Report	11

Portfolio Summary December 31, 2011	NVIT Multi-Manager International Value Fund

Asset Allocation
Common Stocks	97.1%
Mutual Fund	6.4%
Repurchase Agreement	1.7%
Preferred Stock	1.1%
Liabilities in excess of other assets	(6.3)%

100.0%

Top Industries †
Commercial Banks	12.3%
Oil, Gas & Consumable Fuels	11.9%
Pharmaceuticals	8.9%
Insurance	5.1%
Diversified Telecommunication Services	4.7%
Automobiles	4.4%
Wireless Telecommunication Services	3.8%
Metals & Mining	3.6%
Tobacco	2.8%
Chemicals	2.3%
Other Industries *	40.2%

100.0%

Top Holdings †
Fidelity Institutional Money Market Fund - Institutional Class	6.0%
Royal Dutch Shell PLC, Class A	2.9%
Vodafone Group PLC	2.8%
BP PLC	2.8%
Nippon Telegraph & Telephone Corp.	1.9%
GlaxoSmithKline PLC	1.8%
HSBC Holdings PLC	1.7%
Roche Holding AG	1.6%
Sumitomo Mitsui Financial Group, Inc.	1.6%
Japan Tobacco, Inc.	1.6%
Other Holdings *	75.3%

100.0%

Top Countries †
Japan	21.4%
United Kingdom	19.4%
Netherlands	8.5%
Germany	8.3%
France	7.9%
United States	6.0%
Switzerland	5.1%
Australia	3.0%
South Korea	2.2%
Canada	2.1%
Other Countries *	16.1%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements is included as part of Other.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Investments

December 31, 2011

NVIT Multi-Manager International Value Fund

Common Stocks 97.1%

	Shares	Market Value

AUSTRALIA 3.2%
Capital Markets 0.4%
Macquarie Group Ltd.	131,246	$3,187,055

Commercial Banks 1.8%
Australia & New Zealand Banking Group Ltd.	380,360	7,966,601
National Australia Bank Ltd.	194,900	4,642,818

		12,609,419

Diversified Telecommunication Services 0.3%
Telstra Corp. Ltd.	660,700	2,247,056

Insurance 0.5%
QBE Insurance Group Ltd.(a)	146,265	1,935,728
Suncorp Group Ltd.	178,790	1,528,142

		3,463,870

Media 0.1%
Fairfax Media Ltd.	1,004,100	739,700

Metals & Mining 0.1%
OneSteel Ltd.	710,400	507,922

		22,755,022

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	42,698	749,538

Oil, Gas & Consumable Fuels 0.2%
OMV AG	48,161	1,458,893

		2,208,431

BELGIUM 0.8%
Chemicals 0.5%
Solvay SA	40,150	3,296,126

Commercial Banks 0.1%
KBC Groep NV	85,000	1,062,820

Food & Staples Retailing 0.2%
Delhaize Group SA	28,685	1,607,883

		5,966,829

BERMUDA 0.3%
Energy Equipment & Services 0.3%
Seadrill Ltd.	68,010	2,268,070

BRAZIL 0.9%
Commercial Banks 0.2%
Banco do Brasil SA	110,600	1,405,291

Metals & Mining 0.4%
Vale SA—Preference Shares, ADR	115,760	2,384,656

Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA—Preference Shares, ADR	98,800	2,320,812

		6,110,759

Common Stocks (continued)

	Shares	Market Value

CANADA 2.2%
Auto Components 0.3%
Magna International, Inc.	60,000	$2,002,454

Chemicals 0.3%
Agrium, Inc.	35,990	2,415,702

Commercial Banks 0.4%
Laurentian Bank of Canada	13,000	610,346
National Bank of Canada	32,600	2,308,480

		2,918,826

Electronic Equipment, Instruments & Components 0.1%
Celestica, Inc.*	94,700	696,248

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	12,900	748,485

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	17,600	454,188

Metals & Mining 0.5%
First Quantum Minerals Ltd.	128,638	2,531,722
New Gold, Inc.*	106,800	1,077,697

		3,609,419

Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc.	167,913	2,671,774

		15,517,096

CHINA 1.4%
Commercial Banks 0.6%
China Construction Bank Corp., H Shares	5,898,000	4,096,814

Oil, Gas & Consumable Fuels 0.6%
China Petroleum & Chemical Corp., H Shares	1,198,000	1,257,616
CNOOC Ltd.	1,878,000	3,274,753

		4,532,369

Real Estate Management & Development 0.2%
Evergrande Real Estate Group Ltd.	2,983,000	1,227,463

		9,856,646

FINLAND 0.6%
Paper & Forest Products 0.6%
UPM-Kymmene OYJ	359,401	3,938,553

FRANCE 8.4%
Auto Components 0.2%
Faurecia	58,571	1,103,896

Automobiles 0.6%
Renault SA	116,800	4,033,493

Building Products 0.4%
Compagnie de Saint-Gobain	68,911	2,634,173

Commercial Banks 1.6%
BNP Paribas SA	199,174	7,755,720

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Commercial Banks (continued)
Societe Generale SA	176,701	$3,900,784

		11,656,504

Construction & Engineering 0.6%
Bouygues SA	145,824	4,586,268

Diversified Telecommunication Services 0.3%
Vivendi SA	110,820	2,419,148

Electrical Equipment 0.7%
Schneider Electric SA	100,726	5,266,090

Hotels, Restaurants & Leisure 0.7%
Sodexo	70,919	5,075,808

Multiline Retail 0.5%
PPR	23,926	3,415,180

Multi-Utilities 1.2%
GDF Suez	226,925	6,166,261
Suez Environnement Co.	176,162	2,023,913

		8,190,174

Pharmaceuticals 1.6%
Sanofi	152,664	11,159,386

		59,540,120

GERMANY 7.7%
Airlines 0.3%
Deutsche Lufthansa AG REG	157,400	1,872,203

Automobiles 0.2%
Bayerische Motoren Werke AG	21,180	1,415,843

Capital Markets 0.5%
Deutsche Bank AG REG	91,200	3,456,562

Chemicals 0.7%
BASF SE	69,262	4,821,909

Diversified Financial Services 0.3%
Deutsche Boerse AG*	45,782	2,396,129

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	219,669	2,519,797

Electric Utilities 1.7%
E.ON AG	552,275	11,901,608

Insurance 2.1%
Allianz SE	123,558	11,800,303
Muenchener Rueckversicherungs AG REG	23,990	2,939,800

		14,740,103

Metals & Mining 0.3%
ThyssenKrupp AG	106,700	2,447,991

Pharmaceuticals 1.2%
Bayer AG REG	137,148	8,758,741

		54,330,886

Common Stocks (continued)

	Shares	Market Value

HONG KONG 1.2%
Airlines 0.2%
Cathay Pacific Airways Ltd.	654,000	$1,118,214

Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	692,000	5,774,629
Jardine Strategic Holdings Ltd.	30,500	843,554

		6,618,183

Real Estate Management & Development 0.1%
New World Development Co., Ltd.	803,230	644,943

		8,381,340

IRELAND 0.4%
Professional Services 0.4%
Experian PLC	183,616	2,495,811

ISRAEL 0.5%
Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd., ADR	80,856	3,263,348

ITALY 1.8%
Diversified Telecommunication Services 0.6%
Telecom Italia SpA	3,320,100	3,548,723
Telecom Italia SpA — RSP	606,200	542,433

		4,091,156

Gas Utilities 0.7%
Snam Rete Gas SpA	1,200,474	5,287,529

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	159,300	3,284,389

		12,663,074

JAPAN 22.7%
Auto Components 1.2%
Bridgestone Corp.	301,300	6,823,897
NGK Spark Plug Co., Ltd.	82,000	1,013,433
Sumitomo Rubber Industries Ltd.	53,700	644,846

		8,482,176

Automobiles 2.6%
Honda Motor Co., Ltd.(a)	169,300	5,157,031
Mazda Motor Corp.*	1,275,000	2,241,806
Nissan Motor Co., Ltd.	1,233,700	11,047,899

		18,446,736

Beverages 0.9%
Asahi Group Holdings Ltd.(a)	302,400	6,633,717

Building Products 0.6%
Asahi Glass Co., Ltd.	429,000	3,586,395
Nippon Sheet Glass Co., Ltd.	523,000	974,705

		4,561,100

Chemicals 0.3%
Air Water, Inc.	29,000	368,069
DIC Corp.	229,000	415,173

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Chemicals (continued)
Mitsubishi Gas Chemical Co., Inc.	157,000	$870,569
Ube Industries Ltd.	247,000	675,124

		2,328,935

Commercial Banks 2.3%
Mitsubishi UFJ Financial Group, Inc.	940,600	3,982,013
Sumitomo Mitsui Financial Group, Inc.	435,837	12,086,972

		16,068,985

Computers & Peripherals 1.1%
Fujitsu Ltd.	1,508,000	7,818,899

Diversified Financial Services 0.3%
ORIX Corp.	25,870	2,132,758

Diversified Telecommunication Services 2.0%
Nippon Telegraph & Telephone Corp.	277,100	14,107,141

Electrical Equipment 1.1%
Furukawa Electric Co., Ltd.	244,000	559,828
Mitsubishi Electric Corp.	416,000	3,986,876
Sumitomo Electric Industries Ltd.	329,400	3,566,312

		8,113,016

Gas Utilities 0.2%
Tokyo Gas Co., Ltd.	245,000	1,129,099

Household Durables 0.8%
Sharp Corp.	347,000	3,024,817
Sony Corp.	130,700	2,356,650

		5,381,467

Leisure Equipment & Products 0.0%†
Namco Bandai Holdings, Inc.	22,700	322,171

Machinery 0.3%
Amada Co., Ltd.	281,000	1,778,606

Metals & Mining 0.3%
Dowa Holdings Co., Ltd.	74,000	465,894
JFE Holdings, Inc.	109,900	1,986,988

		2,452,882

Office Electronics 1.1%
Canon, Inc.(a)	117,700	5,179,663
Konica Minolta Holdings, Inc.	368,000	2,736,371

		7,916,034

Oil, Gas & Consumable Fuels 1.1%
JX Holdings, Inc.	1,288,200	7,773,768

Pharmaceuticals 0.3%
Otsuka Holdings Co., Ltd.	86,200	2,419,274

Road & Rail 0.8%
East Japan Railway Co.	60,300	3,843,423
Nippon Express Co., Ltd.	397,000	1,543,275

		5,386,698

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Semiconductors & Semiconductor Equipment 0.0%†
Sumco Corp.*	21,000	$154,587

Software 0.2%
Nintendo Co., Ltd.	9,300	1,276,817

Tobacco 1.7%
Japan Tobacco, Inc.	2,557	12,024,328

Trading Companies & Distributors 2.4%
Marubeni Corp.	497,000	3,025,133
Mitsubishi Corp.	124,800	2,515,314
Mitsui & Co., Ltd.	291,600	4,519,580
Sumitomo Corp.	484,600	6,550,405

		16,610,432

Wireless Telecommunication Services 1.1%
KDDI Corp.	652	4,187,342
NTT DoCoMo, Inc.	1,805	3,314,016

		7,501,358

		160,820,984

LUXEMBOURG 0.3%
Metals & Mining 0.3%
ArcelorMittal	126,120	2,291,657

NETHERLANDS 9.1%
Aerospace & Defense 0.8%
European Aeronautic Defence and Space Co. NV	183,719	5,720,834

Chemicals 0.7%
Koninklijke DSM NV	97,830	4,521,845

Diversified Financial Services 1.0%
ING Groep NV, CVA*	1,027,235	7,346,371

Diversified Telecommunication Services 0.3%
Koninklijke KPN NV	156,810	1,871,867

Food & Staples Retailing 0.5%
Koninklijke Ahold NV	272,160	3,657,993

Food Products 0.7%
Unilever NV, CVA	149,785	5,150,140

Insurance 0.3%
Aegon NV*	548,540	2,192,349

Oil, Gas & Consumable Fuels 4.5%
Royal Dutch Shell PLC, Class A	587,758	21,564,423
Royal Dutch Shell PLC-EUR, Class A	278,257	10,142,701

		31,707,124

Professional Services 0.3%
Randstad Holding NV	65,200	1,918,018

		64,086,541

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NEW ZEALAND 0.4%
Diversified Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.	1,777,679	$2,848,309

NORWAY 0.4%
Commercial Banks 0.4%
DNB ASA	284,659	2,774,506

POLAND 0.1%
Metals & Mining 0.1%
KGHM Polska Miedz SA	25,050	799,051

PORTUGAL 0.3%
Electric Utilities 0.3%
EDP—Energias de Portugal SA	719,200	2,221,158

RUSSIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Gazprom OAO, ADR	167,630	1,790,456
LUKOIL OAO, ADR	29,060	1,545,992

		3,336,448

SOUTH AFRICA 0.4%
Diversified Financial Services 0.3%
African Bank Investments Ltd.	467,923	1,985,885

Metals & Mining 0.1%
Exxaro Resources Ltd.	30,810	640,122

		2,626,007

SOUTH KOREA 2.3%
Automobiles 0.1%
Kia Motors Corp.*	17,720	1,028,251

Commercial Banks 0.3%
DGB Financial Group, Inc.*	26,610	299,136
Hana Financial Group, Inc.	12,600	390,440
KB Financial Group, Inc.*	41,406	1,304,720

		1,994,296

Diversified Telecommunication Services 0.4%
KT Corp., ADR	180,818	2,827,994

Electronic Equipment, Instruments & Components 0.2%
LG Display Co., Ltd.*	69,860	1,482,843

Semiconductors & Semiconductor Equipment 1.3%
Samsung Electronics Co., Ltd.	10,119	9,307,840

		16,641,224

SPAIN 2.1%
Commercial Banks 0.6%
Banco Bilbao Vizcaya Argentaria SA	550,559	4,742,626

Gas Utilities 0.5%
Gas Natural SDG SA	194,200	3,328,368

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Oil, Gas & Consumable Fuels 1.0%
Repsol YPF SA(a)	233,118	$7,132,313

		15,203,307

SWEDEN 1.7%
Aerospace & Defense 0.2%
Saab AB, Class B	55,400	1,143,714

Commercial Banks 0.7%
Nordea Bank AB	688,974	5,310,365

Communications Equipment 0.8%
Telefonaktiebolaget LM Ericsson, Class B	558,833	5,666,909

		12,120,988

SWITZERLAND 5.4%
Capital Markets 0.3%
Credit Suisse Group AG REG*	87,408	2,048,684

Construction Materials 0.5%
Holcim Ltd. REG*	68,979	3,676,933

Food Products 0.5%
Nestle SA REG	56,290	3,232,370

Insurance 0.7%
Swiss Re AG*	101,541	5,162,317

Media 0.3%
Informa PLC	426,400	2,390,737

Metals & Mining 0.5%
Xstrata PLC	222,828	3,392,592

Pharmaceuticals 2.6%
Novartis AG REG	104,460	5,963,943
Roche Holding AG	72,706	12,295,919

		18,259,862

		38,163,495

TAIWAN 0.8%
Computers & Peripherals 0.1%
Wistron Corp.	502,000	635,095

Electronic Equipment, Instruments & Components 0.5%
AU Optronics Corp.	1,067,000	460,457
Hon Hai Precision Industry Co., Ltd., GDR	515,867	2,828,567

		3,289,024

Semiconductors & Semiconductor Equipment 0.2%
Advanced Semiconductor Engineering, Inc.	1,209,000	1,035,789
Powertech Technology, Inc.	254,100	537,267

		1,573,056

		5,497,175

16	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

THAILAND 0.2%
Oil, Gas & Consumable Fuels 0.2%
PTT PCL, NVDR	123,900	$1,246,547

TURKEY 0.1%
Commercial Banks 0.1%
Turkiye Is Bankasi, Class C	290,260	506,342
Turkiye Vakiflar Bankasi TAO, Class D	367,800	474,828

		981,170

UNITED KINGDOM 20.6%
Auto Components 0.4%
GKN PLC	979,340	2,781,051

Commercial Banks 3.7%
Barclays PLC	2,554,976	6,997,281
HSBC Holdings PLC	1,625,234	12,407,114
Lloyds Banking Group PLC*	9,339,634	3,751,547
Standard Chartered PLC	134,768	2,947,716

		26,103,658

Distributors 0.1%
Inchcape PLC	178,071	810,177

Diversified Telecommunication Services 0.4%
BT Group PLC	854,139	2,531,826

Hotels, Restaurants & Leisure 0.5%
Intercontinental Hotels Group PLC	205,271	3,690,743

Independent Power Producers & Energy Traders 0.6%
International Power PLC	799,260	4,179,304

Industrial Conglomerates 0.1%
Cookson Group PLC	98,000	773,451

Insurance 1.7%
Aviva PLC	329,500	1,532,615
Legal & General Group PLC	2,035,232	3,252,455
Prudential PLC	764,982	7,568,862

		12,353,932

Metals & Mining 1.2%
Anglo American PLC	71,840	2,653,782
Petropavlovsk PLC	84,666	810,223
Rio Tinto PLC	103,040	5,033,149

		8,497,154

Multi-Utilities 0.7%
Centrica PLC	1,141,004	5,124,821

Oil, Gas & Consumable Fuels 3.4%
BP PLC	2,911,449	20,739,094
Cairn Energy PLC*	531,612	2,185,617
Tullow Oil PLC	52,456	1,139,774

		24,064,485

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Pharmaceuticals 3.3%
AstraZeneca PLC	214,130	$9,891,098
GlaxoSmithKline PLC	582,627	13,275,697

		23,166,795

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	184,900	1,327,092

Tobacco 1.3%
British American Tobacco PLC	141,391	6,707,643
Imperial Tobacco Group PLC	69,900	2,645,053

		9,352,696

Wireless Telecommunication Services 3.0%
Vodafone Group PLC	7,627,838	21,267,229

		146,024,414

Total Common Stocks (cost $756,303,094)		686,978,966

Preferred Stock 1.1%
GERMANY 1.1%
Automobiles 1.1%
Volkswagen AG	52,650	7,871,772

Total Preferred Stock (cost $8,793,443)		7,871,772

Mutual Fund 6.4%
Money Market Fund 6.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23%(b)	45,220,221	45,220,221

Total Mutual Fund (cost $45,220,221)		45,220,221

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager International Value Fund (Continued)

Repurchase Agreement 1.7%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/2011, due 01/03/2012, repurchase price $ 12,209,384, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% — 6.00%, maturing 09/15/18 — 11/15/41; total market value $12,453,558.(c)	$12,209,343	$12,209,343

Total Repurchase Agreement (cost $12,209,343)		12,209,343

Total Investments (cost $822,526,101)(d) — 106.3%		752,280,302

Liabilities in excess of other assets — (6.3)%		(44,814,789)

NET ASSETS — 100.0%		$707,465,513

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $11,750,201.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $12,209,343.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

OAO	Joint Stock Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

18	Annual Report 2011

At December 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	1/13/12	(12,866,000)	$(13,116,501)	$(13,145,561)	$(29,060)
Australian Dollar	HSBC Bank PLC	2/10/12	(3,314,452)	(3,388,481)	(3,374,891)	13,590
British Pound	BNP Paribas	2/10/12	(16,775,644)	(26,826,671)	(26,043,432)	783,239
British Pound	Citibank NA	2/10/12	(6,380,332)	(9,850,978)	(9,905,179)	(54,201)
British Pound	HSBC Bank PLC	2/10/12	(1,825,931)	(2,914,960)	(2,834,675)	80,285
British Pound	Royal Bank of Scotland	2/10/12	(1,352,101)	(2,120,490)	(2,099,075)	21,415
British Pound	HSBC Bank PLC	2/10/12	(1,134,115)	(1,780,707)	(1,760,663)	20,044
British Pound	Credit Suisse International	2/10/12	(1,085,700)	(1,702,367)	(1,685,501)	16,866
Canadian Dollar	JPMorgan Chase Bank	1/13/12	(9,531,000)	(9,229,920)	(9,353,595)	(123,675)
Canadian Dollar	JPMorgan Chase Bank	1/13/12	(1,227,000)	(1,203,130)	(1,204,161)	(1,031)
Canadian Dollar	JPMorgan Chase Bank	1/13/12	(1,979,000)	(2,008,281)	(1,942,164)	66,117
Canadian Dollar	HSBC Bank PLC	2/10/12	(1,356,837)	(1,339,519)	(1,330,731)	8,788
Euro	JPMorgan Chase Bank	1/13/12	(2,337,000)	(3,151,725)	(3,024,833)	126,892
Euro	JPMorgan Chase Bank	1/13/12	(10,560,000)	(14,581,354)	(13,668,054)	913,300
Euro	JPMorgan Chase Bank	1/13/12	(6,972,000)	(9,481,223)	(9,024,022)	457,201
Euro	JPMorgan Chase Bank	1/13/12	(4,281,000)	(5,923,962)	(5,540,998)	382,964
Euro	BNP Paribas	2/10/12	(6,097,737)	(8,372,839)	(7,894,145)	478,694
Euro	State Street Bank and Trust	2/10/12	(1,406,618)	(1,928,727)	(1,821,012)	107,715
Euro	UBS AG	2/10/12	(647,103)	(837,613)	(837,741)	(128)
Euro	Barclays Bank PLC	2/10/12	(1,163,372)	(1,503,110)	(1,506,104)	(2,994)
Euro	Barclays Bank PLC	2/10/12	(4,734,206)	(6,101,089)	(6,128,914)	(27,825)
Euro	Barclays Bank PLC	2/10/12	(2,341,983)	(3,018,172)	(3,031,937)	(13,765)
Euro	State Street Bank and Trust	2/10/12	(1,560,000)	(2,036,003)	(2,019,580)	16,423
Euro	Credit Suisse International	2/10/12	(514,058)	(692,956)	(665,500)	27,456
Japanese Yen	JPMorgan Chase Bank	1/13/12	(908,110,000)	(11,852,282)	(11,799,277)	53,005
Japanese Yen	JPMorgan Chase Bank	1/13/12	(409,882,000)	(5,283,550)	(5,325,688)	(42,138)
Japanese Yen	JPMorgan Chase Bank	1/13/12	(198,208,000)	(2,586,154)	(2,575,361)	10,793
Japanese Yen	Credit Suisse International	2/10/12	(185,365,716)	(2,390,625)	(2,409,724)	(19,099)
Japanese Yen	Barclays Bank PLC	2/10/12	(173,086,015)	(2,243,244)	(2,250,090)	(6,846)
Japanese Yen	UBS AG	2/10/12	(145,573,477)	(1,870,105)	(1,892,431)	(22,326)
Japanese Yen	Citibank NA	2/10/12	(572,306,537)	(7,387,412)	(7,439,891)	(52,479)
Japanese Yen	Barclays Bank PLC	2/10/12	(105,790,728)	(1,360,000)	(1,375,262)	(15,262)
Norwegian Krone	JPMorgan Chase Bank	1/13/12	(14,680,000)	(2,447,625)	(2,453,886)	(6,261)
Swedish Krona	Westpac Banking Corp.	2/10/12	(5,786,306)	(856,268)	(839,143)	17,125
Swedish Krona	State Street Bank and Trust	2/10/12	(7,272,202)	(1,100,257)	(1,054,631)	45,626
Swiss Franc	JPMorgan Chase Bank	1/13/12	(985,000)	(1,070,652)	(1,048,779)	21,873
Swiss Franc	JPMorgan Chase Bank	1/13/12	(9,396,000)	(9,867,468)	(10,004,401)	(136,933)
Swiss Franc	Westpac Banking Corp.	2/10/12	(908,288)	(993,271)	(967,662)	25,609
Swiss Franc	Citibank NA	2/10/12	(2,146,331)	(2,283,120)	(2,286,636)	(3,516)

Total Short Contracts				$(186,702,811)	$(183,565,330)	$3,137,481

2011 Annual Report	19

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager International Value Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	1/13/12	2,038,000	$2,140,695	$2,082,283	$(58,412)
Australian Dollar	JPMorgan Chase Bank	1/13/12	971,000	986,371	992,099	5,728
Australian Dollar	JPMorgan Chase Bank	1/13/12	3,261,000	3,297,523	3,331,857	34,334
Australian Dollar	JPMorgan Chase Bank	1/13/12	9,857,000	9,611,560	10,071,179	459,619
Australian Dollar	HSBC Bank PLC	2/10/12	28,656,561	29,427,423	29,179,108	(248,315)
Australian Dollar	Morgan Stanley Co., Inc.	2/10/12	3,100,918	3,110,378	3,157,462	47,084
British Pound	JPMorgan Chase Bank	1/13/12	1,291,000	2,039,354	2,004,762	(34,592)
British Pound	JPMorgan Chase Bank	1/13/12	2,428,000	3,784,718	3,770,380	(14,338)
British Pound	JPMorgan Chase Bank	1/13/12	4,612,000	7,352,220	7,161,859	(190,361)
British Pound	Citibank NA	2/10/12	429,885	667,835	667,378	(457)
British Pound	Citibank NA	2/10/12	4,868,314	7,499,808	7,557,838	58,030
British Pound	BNP Paribas	2/10/12	681,564	1,096,206	1,058,098	(38,108)
British Pound	Westpac Banking Corp.	2/10/12	664,611	1,030,244	1,031,778	1,534
British Pound	Morgan Stanley Co., Inc.	2/10/12	682,076	1,056,945	1,058,892	1,947
British Pound	JPMorgan Chase Bank	4/16/12	2,026,000	3,125,064	3,143,131	18,067
Canadian Dollar	JPMorgan Chase Bank	1/13/12	850,000	818,907	834,179	15,272
Euro	JPMorgan Chase Bank	1/13/12	4,347,000	5,641,971	5,626,423	(15,548)
Euro	JPMorgan Chase Bank	1/13/12	1,756,000	2,343,925	2,272,832	(71,093)
Euro	UBS AG	2/10/12	553,227	723,421	716,209	(7,212)
Euro	UBS AG	2/10/12	8,725,287	11,247,767	11,295,778	48,011
Euro	Credit Suisse International	2/10/12	1,766,646	2,368,346	2,287,104	(81,242)
Euro	Barclays Bank PLC	2/10/12	649,231	891,672	840,496	(51,176)
Euro	Westpac Banking Corp.	2/10/12	646,527	839,879	836,995	(2,884)
Euro	Westpac Banking Corp.	2/10/12	905,507	1,230,029	1,172,272	(57,757)
Euro	HSBC Bank PLC	2/10/12	1,269,132	1,749,713	1,643,021	(106,692)
Euro	State Street Bank and Trust	2/10/12	1,337,498	1,841,013	1,731,529	(109,484)
Euro	Credit Suisse International	2/10/12	521,022	719,583	674,516	(45,067)
Euro	Credit Suisse International	2/10/12	1,922,061	2,605,719	2,488,305	(117,414)
Hong Kong Dollar	Westpac Banking Corp.	2/10/12	9,583,287	1,232,195	1,234,048	1,853
Hong Kong Dollar	BNP Paribas	2/10/12	27,305,008	3,516,883	3,516,090	(793)
Japanese Yen	JPMorgan Chase Bank	1/13/12	502,967,000	6,559,127	6,535,163	(23,964)
Japanese Yen	JPMorgan Chase Bank	1/13/12	314,074,000	4,025,609	4,080,834	55,225
Japanese Yen	Barclays Bank PLC	2/10/12	585,233,132	7,530,795	7,607,935	77,140
Japanese Yen	Westpac Banking Corp.	2/10/12	94,293,335	1,217,917	1,225,798	7,881
Japanese Yen	TD Bank	2/10/12	51,818,503	666,463	673,632	7,169
Japanese Yen	Citibank NA	2/10/12	74,381,594	955,102	966,948	11,846
Norwegian Krone	JPMorgan Chase Bank	1/13/12	51,015,000	9,089,532	8,527,588	(561,944)
Norwegian Krone	State Street Bank and Trust	2/10/12	7,579,167	1,340,919	1,265,569	(75,350)
Singapore Dollar	Citibank NA	2/10/12	2,877,403	2,248,580	2,218,190	(30,390)
Singapore Dollar	Citibank NA	2/10/12	3,201,057	2,512,783	2,467,696	(45,087)
Singapore Dollar	Westpac Banking Corp.	2/10/12	1,350,241	1,042,156	1,040,901	(1,255)
Swedish Krona	JPMorgan Chase Bank	1/13/12	53,504,000	8,079,698	7,770,267	(309,431)
Swedish Krona	JPMorgan Chase Bank	1/13/12	4,993,000	746,371	725,122	(21,249)
Swedish Krona	JPMorgan Chase Bank	1/13/12	43,535,000	6,410,313	6,322,491	(87,822)
Swedish Krona	JPMorgan Chase Bank	1/13/12	6,787,000	1,050,847	985,661	(65,186)
Swedish Krona	Credit Suisse International	2/10/12	4,698,752	679,419	681,423	2,004
Swiss Franc	JPMorgan Chase Bank	1/13/12	8,372,000	9,153,128	8,914,095	(239,033)
Swiss Franc	JPMorgan Chase Bank	1/13/12	846,000	976,961	900,779	(76,182)
Swiss Franc	JPMorgan Chase Bank	1/13/12	1,973,000	2,542,133	2,100,754	(441,379)

20	Annual Report 2011

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts: (continued)
Swiss Franc	JPMorgan Chase Bank	1/13/12	1,653,000	$1,844,001	$1,760,033	$(83,968)
Swiss Franc	JPMorgan Chase Bank	1/13/12	826,000	912,253	879,484	(32,769)
Swiss Franc	Morgan Stanley Co., Inc.	2/10/12	2,899,740	3,070,458	3,089,295	18,837
Swiss Franc	HSBC Bank PLC	2/10/12	7,050,816	7,996,199	7,511,725	(484,474)

Total Long Contracts				$194,648,131	$191,689,284	$(2,958,847)

At December 31, 2011, the Fund’s open forward foreign currency contracts were as follows (Note 2):

Counterparty	Delivery Date		Currency Received		Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	2/10/12	662,398	Canadian Dollar	(658,624)	Australian Dollar	$670,634	$649,654	$(20,980)
Westpac Banking Corp.	2/10/12	537,638	Euro	(739,064)	Australian Dollar	752,540	696,027	(56,513)
Barclays Bank PLC	2/10/12	59,037,593	Japanese Yen	(768,983)	Australian Dollar	783,005	767,479	(15,526)
Citibank NA	2/10/12	647,224	Euro	(899,120)	Canadian Dollar	881,821	837,898	(43,923)
Credit Suisse International	2/10/12	514,088	Euro	(696,257)	Canadian Dollar	682,861	665,540	(17,321)
Credit Suisse International	2/10/12	1,723,032	British Pound	(2,004,826)	Euro	2,595,454	2,674,930	79,476
Citibank NA	2/10/12	955,493	British Pound	(118,844,124)	Japanese Yen	1,544,954	1,483,360	(61,594)
Morgan Stanley Co., Inc.	2/10/12	1,104,543	British Pound	(134,655,942)	Japanese Yen	1,750,505	1,714,753	(35,752)
Credit Suisse International	2/10/12	514,088	Euro	(889,355)	New Zealand Dollar	690,423	665,540	(24,884)
Westpac Banking Corp.	2/10/12	90,283,935	Japanese Yen	(1,510,096)	New Zealand Dollar	1,172,315	1,173,676	1,361

						$11,524,512	$11,328,857	$(195,656)

NA    National Association

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi–Manager International Value Fund
Assets:
Investments, at value* (cost $810,316,758)	$740,070,959
Repurchase agreement, at value and cost	12,209,343

Total Investments	752,280,302

Foreign currencies, at value (cost $4,839,938)	4,831,689
Dividends receivable	1,320,864
Security lending income receivable	5,369
Receivable for investments sold	25,647,995
Receivable for capital shares issued	866,787
Reclaims receivable	230,677
Unrealized appreciation from forward foreign currency contracts (Note 2)	4,647,438
Prepaid expenses	1,363

Total Assets	789,832,484

Liabilities:
Payable for investments purchased	64,559,712
Payable for capital shares redeemed	413,006
Unrealized depreciation from forward foreign currency contracts (Note 2)	4,664,460
Payable upon return of securities loaned (Note 2)	12,209,343
Payable for capital gain country tax	13,815
Accrued expenses and other payables:
Investment advisory fees	412,626
Fund administration fees	21,498
Distribution fees	11,618
Administrative servicing fees	17,273
Accounting and transfer agent fees	1,980
Trustee fees	4,823
Custodian fees	3,455
Compliance program costs (Note 3)	822
Professional fees	14,960
Printing fees	15,996
Other	1,584

Total Liabilities	82,366,971

Net Assets	$707,465,513

Represented by:
Capital	$954,051,274
Accumulated distributions in excess of net investment income	(535,689)
Accumulated net realized losses from investment, futures, forward and foreign currency transactions	(175,790,592)
Net unrealized appreciation/(depreciation) from investments†	(70,259,614)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(17,022)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	17,156

Net Assets	$707,465,513

*	Includes value of securities on loan of $11,750,201 (Note 2).
†	Net of $13,815 of deferred capital gain country tax.

22	Annual Report 2011

NVIT Multi–Manager International Value Fund
Net Assets:
Class I Shares	$767,343
Class II Shares	562,055
Class III Shares	36,772,087
Class IV Shares	15,762,492
Class VI Shares	54,349,211
Class Y Shares	599,252,325

Total	$707,465,513

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	91,654
Class II Shares	67,364
Class III Shares	4,411,212
Class IV Shares	1,884,209
Class VI Shares	6,555,528
Class Y Shares	71,680,110

Total	84,690,077

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.37
Class II Shares	$8.34
Class III Shares	$8.34
Class IV Shares	$8.37
Class VI Shares	$8.29
Class Y Shares	$8.36

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	23

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi-Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$21,137,669
Income from securities lending (Note 2)	849,144
Other income	4,119
Interest income	2,399
Foreign tax withholding	(1,701,856)

Total Income	20,291,475

EXPENSES:
Investment advisory fees	4,460,105
Fund administration fees	237,049
Distribution fees Class II Shares	1,888
Distribution fees Class VI Shares	145,630
Administrative servicing fees Class I Shares	1,397
Administrative servicing fees Class II Shares	1,058
Administrative servicing fees Class III Shares	63,335
Administrative servicing fees Class IV Shares	28,543
Administrative servicing fees Class VI Shares	82,379
Professional fees	70,201
Printing fees	16,815
Trustee fees	17,118
Custodian fees	24,182
Accounting and transfer agent fees	16,928
Compliance program costs (Note 3)	2,940
Other	23,024

Total expenses before earnings credit and fees waived	5,192,592

Earnings credit (Note 5)	(40)
Investment advisory fees waived (Note 3)	(45,500)

Net Expenses	5,147,052

NET INVESTMENT INCOME	15,144,423

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(10,455,576)
Net realized losses from futures transactions (Note 2)	(1,456,999)
Net realized gains from forward and foreign currency transactions (Note 2)	23,201

Net realized losses from investment, futures, forward and foreign currency transactions	(11,889,374)

Net change in unrealized appreciation/(depreciation) from investments ††	(106,900,611)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	46,509
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(1,201,501)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(50,270)

Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(108,105,873)

Net realized/unrealized losses from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(119,995,247)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(104,850,824)

†† Net of decrease in deferred capital gain country tax accrual on unrealized depreciation of $3,278.

The accompanying notes are an integral part of these financial statements.

24	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$15,144,423	$6,037,881
Net realized gains/(losses) from investment, futures, forward and foreign currency transactions	(11,889,374)	8,532,271
Net change in unrealized appreciation/(depreciation) from investments, futures, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(108,105,873)	19,167,068

Change in net assets resulting from operations	(104,850,824)	33,737,220

Distributions to Shareholders From:
Net investment income:
Class I	(17,014)	(25,161)
Class II	(10,729)	(17,564)
Class III	(819,728)	(1,076,855)
Class IV	(349,871)	(516,609)
Class VI	(1,060,442)	(1,185,036)
Class Y	(12,686,637)	(8,367,291)

Change in net assets from shareholder distributions	(14,944,421)	(11,188,516)

Change in net assets from capital transactions	307,069,838	206,160,720

Change in net assets	187,274,593	228,709,424

Net Assets:
Beginning of year	520,190,920	291,481,496

End of year	$707,465,513	$520,190,920

Accumulated distributions in excess of net investment income at end of year	$(535,689)	$(932,812)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$77	$221
Dividends reinvested	17,014	25,161
Cost of shares redeemed	(243,318)	(293,594)

Total Class I	(226,227)	(268,212)

Class II Shares
Proceeds from shares issued	22	110
Dividends reinvested	10,729	17,564
Cost of shares redeemed	(209,971)	(194,408)

Total Class II	(199,220)	(176,734)

Class III Shares
Proceeds from shares issued	3,673,060	4,014,782
Dividends reinvested	819,728	1,076,855
Cost of shares redeemed	(9,607,473)	(11,444,533)

Total Class III	(5,114,685)	(6,352,896)

Class IV Shares
Proceeds from shares issued	254,975	1,562,283
Dividends reinvested	349,871	516,609
Cost of shares redeemed	(5,393,205)	(5,531,247)

Total Class IV	(4,788,359)	(3,452,355)

2011 Annual Report	25

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
CAPITAL TRANSACTIONS (continued)
Class VI Shares
Proceeds from shares issued	$10,565,766	$14,803,871
Dividends reinvested	1,060,442	1,185,036
Cost of shares redeemed	(6,070,400)	(5,799,262)

Total Class VI	5,555,808	10,189,645

Class Y Shares
Proceeds from shares issued	307,122,586	203,380,565
Dividends reinvested	12,686,637	8,367,291
Cost of shares redeemed	(7,966,702)	(5,526,584)

Total Class Y	311,842,521	206,221,272

Change in net assets from capital transactions	$307,069,838	$206,160,720

SHARE TRANSACTIONS:
Class I Shares
Issued	6	17
Reinvested	1,972	2,518
Redeemed	(24,509)	(30,326)

Total Class I Shares	(22,531)	(27,791)

Class II Shares
Issued	1	7
Reinvested	1,240	1,760
Redeemed	(21,192)	(20,167)

Total Class II Shares	(19,951)	(18,400)

Class III Shares
Issued	387,672	431,111
Reinvested	95,544	108,186
Redeemed	(983,277)	(1,205,194)

Total Class III Shares	(500,061)	(665,897)

Class IV Shares
Issued	27,391	162,836
Reinvested	40,598	51,715
Redeemed	(537,412)	(581,005)

Total Class IV Shares	(469,423)	(366,454)

Class VI Shares
Issued	1,196,034	1,618,625
Reinvested	124,353	119,137
Redeemed	(637,321)	(601,122)

Total Class VI Shares	683,066	1,136,640

Class Y Shares
Issued	33,137,410	21,180,586
Reinvested	1,491,219	835,513
Redeemed	(832,795)	(585,546)

Total Class Y Shares	33,795,834	21,430,553

Total change in shares	33,466,934	21,488,651

The accompanying notes are an integral part of these financial statements.

26	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.18	0.25	(1.87)	(1.62)	(0.19)	–	–	(0.19)	–	$8.37	(16.24)%	$767,343	0.94%	2.56%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.83	0.17	0.40	0.57	(0.22)	–	–	(0.22)	–	$10.18	6.19%	$1,162,118	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.73	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.83	29.86%	$1,395,791	1.03%	2.37%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.48	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.73	(46.31)%	$1,268,226	1.04%	2.99%	1.04%	114.10%
Year Ended December 31, 2007	$18.58	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.48	2.92%	$2,902,902	0.99%	2.10%	0.99%	157.60%

Class II Shares
Year Ended December 31, 2011(e)	$10.13	0.23	(1.86)	(1.63)	(0.16)	–	–	(0.16)	–	$8.34	(16.41)%	$562,055	1.19%	2.32%	1.20%	53.15%
Year Ended December 31, 2010(e)	$9.79	0.14	0.40	0.54	(0.20)	–	–	(0.20)	–	$10.13	5.89%	$884,879	1.24%	1.52%	1.24%	51.74%
Year Ended December 31, 2009(e)	$7.70	0.18	2.07	2.25	(0.16)	–	–	(0.16)	–	$9.79	29.51%	$1,035,457	1.28%	2.16%	1.28%	103.22%
Year Ended December 31, 2008(e)	$17.44	0.38	(7.80)	(7.42)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.70	(46.48)%	$1,066,596	1.30%	2.78%	1.30%	114.10%
Year Ended December 31, 2007	$18.50	0.36	0.19	0.55	(0.31)	(1.30)	–	(1.61)	–	$17.44	2.71%	$2,488,431	1.23%	1.85%	1.23%	157.60%

Class III Shares
Year Ended December 31, 2011(e)	$10.14	0.25	(1.86)	(1.61)	(0.19)	–	–	(0.19)	–	$8.34	(16.11)%	$36,772,087	0.94%	2.55%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.79	0.16	0.41	0.57	(0.22)	–	–	(0.22)	–	$10.14	6.11%	$49,781,801	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.70	0.20	2.07	2.27	(0.18)	–	–	(0.18)	–	$9.79	29.84%	$54,613,978	1.03%	2.42%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.43	0.42	(7.80)	(7.38)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.70	(46.33)%	$56,117,809	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.53	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.43	2.93%	$138,847,001	0.99%	2.14%	0.99%	157.60%

Class IV Shares
Year Ended December 31, 2011(e)	$10.17	0.25	(1.86)	(1.61)	(0.19)	–	–	(0.19)	–	$8.37	(16.16)%	$15,762,492	0.94%	2.55%	0.95%	53.15%
Year Ended December 31, 2010(e)	$9.82	0.17	0.40	0.57	(0.22)	–	–	(0.22)	–	$10.17	6.19%	$23,937,112	0.99%	1.77%	0.99%	51.74%
Year Ended December 31, 2009(e)	$7.72	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.82	29.89%	$26,722,773	1.03%	2.40%	1.03%	103.22%
Year Ended December 31, 2008(e)	$17.47	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.72	(46.35)%	$25,538,325	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.57	0.40	0.20	0.60	(0.40)	(1.30)	–	(1.70)	–	$17.47	2.90%	$57,819,423	0.99%	2.09%	0.99%	157.60%

Class VI Shares
Year Ended December 31, 2011(e)	$10.08	0.22	(1.84)	(1.62)	(0.17)	–	–	(0.17)	–	$8.29	(16.40)%	$54,349,211	1.19%	2.25%	1.20%	53.15%
Year Ended December 31, 2010(e)	$9.75	0.14	0.40	0.54	(0.21)	–	–	(0.21)	–	$10.08	5.85%	$59,211,692	1.23%	1.45%	1.23%	51.74%
Year Ended December 31, 2009(e)	$7.67	0.21	2.03	2.24	(0.16)	–	–	(0.16)	–	$9.75	29.49%	$46,170,735	1.29%	2.78%	1.29%	103.22%
Year Ended December 31, 2008(e)	$17.38	0.34	(7.73)	(7.39)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.67	(46.45)%	$122,577,295	1.30%	2.70%	1.30%	114.10%
Year Ended December 31, 2007	$18.49	0.31	0.24	0.55	(0.36)	(1.30)	–	(1.66)	–	$17.38	2.70%	$282,602,468	1.23%	1.73%	1.23%	157.60%

Class Y Shares
Year Ended December 31, 2011(e)	$10.17	0.24	(1.85)	(1.61)	(0.20)	–	–	(0.20)	–	$8.36	(16.10)%	$599,252,325	0.80%	2.55%	0.81%	53.15%
Year Ended December 31, 2010(e)	$9.82	0.17	0.41	0.58	(0.23)	–	–	(0.23)	–	$10.17	6.32%	$385,213,318	0.83%	1.75%	0.83%	51.74%
Year Ended December 31, 2009(e)	$7.72	0.20	2.09	2.29	(0.19)	–	–	(0.19)	–	$9.82	30.09%	$161,542,762	0.87%	2.38%	0.87%	103.22%
Period Ended December 31, 2008(e)(f)	$15.84	0.25	(6.00)	(5.75)	(0.17)	(2.10)	(0.10)	(2.37)	–	$7.72	(40.66)%	$46,396,242	0.96%	1.54%	0.96%	114.10%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	27

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

28	Annual Report 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,864,548	$—	$6,864,548
Airlines	—	2,990,417	—	2,990,417
Auto Components	2,002,454	12,367,123	—	14,369,577
Automobiles	—	24,924,323	—	24,924,323
Beverages	—	6,633,717	—	6,633,717
Building Products	—	7,195,273	—	7,195,273
Capital Markets	—	8,692,301	—	8,692,301
Chemicals	2,415,702	14,968,815	—	17,384,517
Commercial Banks	4,324,117	88,150,701	—	92,474,818
Communications Equipment	—	5,666,909	—	5,666,909
Computers & Peripherals	—	8,453,994	—	8,453,994
Construction & Engineering	—	4,586,268	—	4,586,268
Construction Materials	—	3,676,933	—	3,676,933
Distributors	—	810,177	—	810,177
Diversified Financial Services	—	13,861,143	—	13,861,143
Diversified Telecommunication Services	2,827,994	32,636,300	—	35,464,294
Electric Utilities	—	14,122,766	—	14,122,766
Electrical Equipment	—	13,379,106	—	13,379,106
Electronic Equipment, Instruments & Components	2,307,637	3,160,478	—	5,468,115

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Energy Equipment & Services	$—	$2,268,070	$—	$2,268,070
Food & Staples Retailing	748,485	5,265,876	—	6,014,361
Food Products	—	8,382,510	—	8,382,510
Gas Utilities	—	9,744,996	—	9,744,996
Hotels, Restaurants & Leisure	—	8,766,551	—	8,766,551
Household Durables	—	5,381,467	—	5,381,467
Independent Power Producers & Energy Traders	—	4,179,304	—	4,179,304
Industrial Conglomerates	—	7,391,634	—	7,391,634
Insurance	454,188	37,912,571	—	38,366,759
Leisure Equipment & Products	—	322,171	—	322,171
Machinery	—	1,778,606	—	1,778,606
Media	—	3,130,437	—	3,130,437
Metals & Mining	5,994,075	21,029,371	—	27,023,446
Multiline Retail	—	3,415,180	—	3,415,180
Multi-Utilities	—	13,314,995	—	13,314,995
Office Electronics	—	7,916,034	—	7,916,034
Oil, Gas & Consumable Fuels	8,329,034	81,199,888	—	89,528,922
Paper & Forest Products	—	3,938,553	—	3,938,553
Pharmaceuticals	3,263,348	63,764,058	—	67,027,406
Professional Services	—	4,413,829	—	4,413,829
Real Estate Investment Trusts (REITs)	—	1,327,092	—	1,327,092
Real Estate Management & Development	—	1,872,406	—	1,872,406
Road & Rail	—	5,386,698	—	5,386,698
Semiconductors & Semiconductor Equipment	—	11,035,483	—	11,035,483
Software	—	1,276,817	—	1,276,817
Tobacco	—	21,377,024	—	21,377,024
Trading Companies & Distributors	—	16,610,432	—	16,610,432
Wireless Telecommunication Services	—	28,768,587	—	28,768,587
Total Common Stocks	$32,667,034	$654,311,932	$—	$686,978,966
Forward Foreign Currency Contracts	—	4,647,438	—	4,647,438
Mutual Fund	45,220,221	—	—	45,220,221
Preferred Stock*	—	7,871,772	—	7,871,772
Repurchase Agreement	—	12,209,343	—	12,209,343
Total Assets	$77,887,255	$679,040,485	$—	$756,927,740
Liabilities:
Forward Foreign Currency Contracts	—	(4,664,460)	—	(4,664,460)
Total Liabilities	$—	$(4,664,460)	$—	$(4,664,460)
Total	$77,887,255	$674,376,025	$—	$752,263,280

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such

30	Annual Report 2011

transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At December 31, 2011, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward foreign currency contracts* Currency risk	Unrealized appreciation from forward foreign currency contracts	$4,647,438
Total		$4,647,438
Liabilities:
Forward foreign currency contracts* Currency risk	Unrealized depreciation from forward foreign currency contracts	$4,664,460
Total		$4,664,460

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$(1,456,999)
Forward foreign currency contracts Currency risk	235,896
Total	$(1,221,103)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Futures contracts Equity risk	$46,509
Forward foreign currency contracts Currency risk	(1,201,501)
Total	$(1,154,992)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(e)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest

32	Annual Report 2011

negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$11,750,201	$12,209,343

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

2011 Annual Report	33

Notes to Financial Statements (Continued)

December 31, 2011

purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, Passive Foreign Investment Companies (“PFIC”) sold, and current fiscal year expired capital loss carryforwards. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the

34	Annual Report 2011

Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
JPMorgan Investment Management, Inc.
AllianceBernstein L.P.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $45,500, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,940.

2011 Annual Report	35

Notes to Financial Statements (Continued)

December 31, 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective Class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2011, NFS received $176,712 in Administrative Services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,985.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $17,020.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

36	Annual Report 2011

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $628,148,113 and sales of $ 314,485,947 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

2011 Annual Report	37

Notes to Financial Statements (Continued)

December 31, 2011

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$14,944,421	$—	$14,944,421	$—	$14,944,421

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$11,188,516	$—	$11,188,516	$—	$11,188,516

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(163,668,916)	$(82,916,845)	$(246,585,761)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and cumulative PFIC mark-to-market.

As of December 31, 2011, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$835,067,507	$25,897,734	$(108,684,939)	$(82,787,205)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following two tables represent capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$38,857,217	2016
$113,252,556	2017
$138,088	2018

38	Annual Report 2011

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carry forwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merged fund.

Acquired Fund	Amount	Expires
Market Street International Portfolio	$597,248	2013

During the year ended December 31, 2011, the Fund had $1,888,861 in capital loss carryforwards that expired, and are no longer eligible to offset future capital gains, if any.

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$10,697,353	$—

Amount	designated as “—” is zero or has been rounded to zero.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2011, the Fund deferred to January 1, 2012 late-year ordinary losses in the amount of $126,454.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager International Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager International Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

40	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

A.  Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $21,125,404 or $0.2494 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the fund was $996,174 or $0.0118 per outstanding share.

B.  Renewal of Advisory (and Sub-Advisory) Agreements

At the December 13, 2011 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Multi-Manager International Value Fund (the “Fund”), an investment subadvisory agreement with Dimensional Fund Advisers LP (“DFA”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to DFA in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account investment philosophy and process, DFA’s past performance, and prevailing market conditions. In evaluating the Subadvisory Agreement the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fees and the fact that NFA pays DFA out of its advisory fees, the method of computing fees and the frequency of payment of fees.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by DFA were consistent with mutual fund industry norms;

—	With respect to investment performance, the Trustees concluded that the prospects for satisfactory investment performance were reasonable;

—

The cost of services provided by DFA to the Fund and the fees were fair and reasonable in relation to the services and benefits provided to the Fund and that profitability would be assessed only after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

2011 Annual Report	41

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

42	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.

[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.

[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	43

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]

Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

44	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	45

NVIT Multi-Manager Large Cap Growth Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

13	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm

30	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-LCG (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost

2	Annual Report 2011

$78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Growth funds may underperform other funds that use different investing styles.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including

4	Annual Report 2011

government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

2011 Annual Report	5

Important Disclosures (Continued)

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is

Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Neuberger Berman Management LLC; Wells Capital Management, Inc.; or Winslow Capital Management, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Neuberger Berman Management LLC; Wells Capital Management, Inc.; or Winslow Capital Management, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager Large Cap Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager Large Cap Growth Fund (Class Y at NAV) registered -2.84% versus 2.64% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 241 funds as of December 31, 2011) was -2.34% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to Fund performance relative to the benchmark for the reporting period were the telecommunications services and utilities sectors.

Fund holding Apple Inc. was the largest contributor to relative Fund performance during the reporting period. During the second quarter of 2011, the company experienced relative underperformance following the official announcement of Steve Jobs’ departure. Apple then regained its momentum during the second half of the year. After Jobs’ unfortunate passing, the company under Tim Cook remained extremely well-positioned to out-execute and out-innovate its competitors with the launch of the iPhone 4S and the iCloud at the end of 2011, and plans for an upgraded iPad 3 for 2012.

The Fund’s holdings in UnitedHealth Group Inc. also made a large contribution to relative Fund performance. The company experienced profit-margin improvement since it had priced for higher medical cost trends that failed to materialize. Low overall health-care utilization rates also helped spur better-than-expected profitability for this market-leading health insurance provider. In addition, further clarity about health-care reform and its implementation reduced investor concerns. Medicare and Medicaid continued to drive growth for UnitedHealth Group due to the expectation that the federal government and the states will move more covered individuals into managed care.

Fund holding Visa Inc. showed excellent operating results during the reporting period and experienced only minimal slowing transaction volumes in Europe (with Visa Europe, an association owned by the major European banks). In addition, Visa saw more favorable final details from the Federal Reserve Board as required by the Durbin Amendment. (The Durbin Amendment is a proposal from Illinois Senator Dick Durbin that was part of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. The provisions of the Durbin Amendment became law on October 1, 2011. The new law reduces, by nearly 50%, the average amount that retailers pay for debit card transactions, often called interchange fees or swipe fees.)

What areas of investment detracted from Fund performance?

The most significant detractors from relative Fund performance during the reporting period were the energy, financials and information technology sectors.

Fund holding and biotechnology company Illumina, Inc. was the worst detractor from relative Fund performance for the reporting period. Uncertainties about the 2013 National Institutes of Health (NIH) budget and the NIH’s future funding weighed heavily on the company’s stock price.

The Fund’s holdings in Freeport-McMoRan Copper & Gold Inc. detracted from relative Fund performance during the summer and early fall of 2011 when copper prices fell as a result of concerns about weaker global economic growth. Freeport-McMoRan Copper & Gold produces about 4 billion pounds of copper each year, making the earnings impact of a drop of one U.S. dollar or more in copper prices substantial.

Another Fund holding, computer technology provider Oracle Corp., also detracted from relative Fund performance. The company underperformed during the reporting period as enterprise customers paused spending with the software giant as they reassessed their growth capital expenditures in light of an uncertain economic environment.

2011 Annual Report	7

NVIT Multi-Manager Large Cap Growth Fund (Continued)

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:

Neuberger Berman Management LLC

Portfolio Managers:

John Barker, Lawrence Fisher, Daniel Fletcher and Daniel H. Rosenblatt

Subadviser:

Wells Capital Management, Inc.

Portfolio Managers:

Michael Harris, CFA; Thomas J. Pence, CFA; and Michael T. Smith, CFA

Subadviser:

Winslow Capital Management, Inc.

Portfolio Managers:

Justin H. Kelly, CFA; R. Bartlett Wear, CFA; and Clark J. Winslow

8	Annual Report 2011

Fund Performance	NVIT Multi-Manager Large Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(2.91)%	(0.43)%
Class II	(3.23)%	(0.66)%
Class Y	(2.84)%	(0.29)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

Expense Ratio*
Class I	0.89%
Class II	1.14%
Class Y	0.74%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

2011 Annual Report	9

Fund Performance (Continued)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Large Cap Growth Fund since inception versus performance of the Russell 1000® Growth Index(a) and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

10	Annual Report 2011

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager Large Cap Growth Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	919.30	4.11	0.85
	Hypothetical	[b]	1,000.00	1,020.92	4.33	0.85
Class II Shares	Actual		1,000.00	917.90	5.32	1.10
	Hypothetical	[b]	1,000.00	1,019.66	5.60	1.10
Class Y Shares	Actual		1,000.00	919.10	3.39	0.70
	Hypothetical	[b]	1,000.00	1,021.68	3.57	0.70

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2011 Annual Report	11

Portfolio Summary	NVIT Multi-Manager Large Cap Growth Fund
December 31, 2011

Asset Allocation
Common Stocks	97.2%
Mutual Fund	3.1%
Liabilities in excess of other assets	(0.3%)

100.0%

Top Industries †
Computers & Peripherals	9.8%
Internet Software & Services	6.3%
Software	6.1%
Hotels, Restaurants & Leisure	5.8%
Energy Equipment & Services	4.4%
Oil, Gas & Consumable Fuels	4.3%
Information Technology Services	4.1%
Chemicals	3.6%
Communications Equipment	3.4%
Health Care Providers & Services	3.3%
Other Industries	48.9%

100.0%

Top Holdings †
Apple, Inc.	7.1%
Google, Inc., Class A	4.2%
Fidelity Institutional Money Market Fund — Institutional Class	3.1%
QUALCOMM, Inc.	2.8%
Union Pacific Corp.	2.6%
Oracle Corp.	2.5%
UnitedHealth Group, Inc.	2.3%
Schlumberger Ltd.	2.3%
Danaher Corp.	2.2%
Monsanto Co.	2.2%
Other Holdings	68.7%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

12	Annual Report 2011

Statement of Investments

December 31, 2011

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 97.2%

	Shares	Market Value

Aerospace & Defense 3.2%
Boeing Co. (The)	69,117	$5,069,732
Precision Castparts Corp.	99,926	16,466,805
United Technologies Corp.	152,198	11,124,152

		32,660,689

Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc.	64,100	4,472,898

Auto Components 0.9%
BorgWarner, Inc.*	151,735	9,671,589

Beverages 1.7%
Coca-Cola Co. (The)	195,726	13,694,948
PepsiCo, Inc.	61,828	4,102,288

		17,797,236

Biotechnology 1.7%
Alexion Pharmaceuticals, Inc.*	50,347	3,599,811
Biogen Idec, Inc.*	73,289	8,065,454
Celgene Corp.*	90,700	6,131,320

		17,796,585

Capital Markets 0.9%
Franklin Resources, Inc.	59,800	5,744,388
TD Ameritrade Holding Corp.	203,900	3,191,035

		8,935,423

Chemicals 3.6%
Ecolab, Inc.	105,000	6,070,050
Monsanto Co.	321,555	22,531,359
Praxair, Inc.	41,659	4,453,347
Sigma-Aldrich Corp.	59,252	3,700,880

		36,755,636

Commercial Banks 0.3%
Comerica, Inc.	126,421	3,261,662

Commercial Services & Supplies 0.2%
Stericycle, Inc.*	24,882	1,938,805

Communications Equipment 3.4%
F5 Networks, Inc.*	29,761	3,158,237
Juniper Networks, Inc.*	159,660	3,258,661
QUALCOMM, Inc.	516,820	28,270,054

		34,686,952

Computers & Peripherals 9.8%
Apple, Inc.*	179,778	72,810,090
EMC Corp.*	854,269	18,400,954
NetApp, Inc.*	127,000	4,606,290
SanDisk Corp.*	101,162	4,978,182

		100,795,516

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering 0.5%
Fluor Corp.	111,700	$5,612,925

Consumer Finance 0.4%
American Express Co.	87,527	4,128,649

Diversified Financial Services 1.9%
CME Group, Inc.	14,700	3,581,949
IntercontinentalExchange, Inc.*	43,010	5,184,855
JPMorgan Chase & Co.	325,083	10,809,010

		19,575,814

Electric Utilities 0.5%
American Electric Power Co., Inc.	111,467	4,604,702

Electrical Equipment 0.6%
Rockwell Automation, Inc.	82,626	6,062,270

Energy Equipment & Services 4.5%
Cameron International Corp.*	64,850	3,189,972
Ensco PLC, ADR-UK	66,370	3,114,080
FMC Technologies, Inc.*	193,000	10,080,390
National Oilwell Varco, Inc.	83,820	5,698,922
Schlumberger Ltd.	345,291	23,586,828

		45,670,192

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	108,870	9,071,048
Kroger Co. (The)	262,895	6,367,317
Wal-Mart Stores, Inc.	48,947	2,925,073

		18,363,438

Food Products 1.6%
General Mills, Inc.	100,800	4,073,328
Mead Johnson Nutrition Co.	96,010	6,598,767
Tyson Foods, Inc., Class A	284,762	5,877,488

		16,549,583

Health Care Equipment & Supplies 2.3%
Covidien PLC	90,103	4,055,536
Edwards Lifesciences Corp.*	137,897	9,749,318
Intuitive Surgical, Inc.*	10,400	4,815,304
Varian Medical Systems, Inc.*	72,400	4,860,212

		23,480,370

Health Care Providers & Services 3.4%
Express Scripts, Inc.*	228,874	10,228,379
UnitedHealth Group, Inc.	475,611	24,103,965

		34,332,344

Health Care Technology 0.9%
Cerner Corp.*	142,603	8,734,434

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 5.8%
Ctrip.com International Ltd., ADR-CN*	137,700	$3,222,180
Las Vegas Sands Corp.*	319,257	13,641,852
McDonald’s Corp.	79,987	8,025,096
Starbucks Corp.	395,655	18,204,086
Starwood Hotels & Resorts Worldwide, Inc.	129,814	6,227,177
Yum! Brands, Inc.	168,261	9,929,082

		59,249,473

Household Products 1.0%
Kimberly-Clark Corp.	54,665	4,021,157
Procter & Gamble Co. (The)	91,925	6,132,317

		10,153,474

Industrial Conglomerates 2.6%
Danaher Corp.	482,034	22,674,879
Tyco International Ltd.	95,633	4,467,018

		27,141,897

Information Technology Services 4.1%
Cognizant Technology Solutions Corp., Class A*	227,470	14,628,596
MasterCard, Inc., Class A	10,290	3,836,318
VeriFone Systems, Inc.*	74,835	2,658,139
Visa, Inc., Class A	209,130	21,232,969

		42,356,022

Internet & Catalog Retail 3.3%
Amazon.com, Inc.*	83,342	14,426,500
Netflix, Inc.*	57,053	3,953,203
priceline.com, Inc.*	32,182	15,051,843

		33,431,546

Internet Software & Services 6.3%
Baidu, Inc., ADR-CN*	89,061	10,372,935
eBay, Inc.*	135,650	4,114,264
Google, Inc., Class A*	66,638	43,041,484
LinkedIn Corp., Class A*	33,400	2,104,534
VeriSign, Inc.	141,100	5,040,092

		64,673,309

Life Sciences Tools & Services 0.8%
Illumina, Inc.*	104,932	3,198,327
Waters Corp.*	64,090	4,745,865

		7,944,192

Machinery 1.5%
Cummins, Inc.	46,900	4,128,138
Deere & Co.	89,100	6,891,885
Illinois Tool Works, Inc.	89,800	4,194,558

		15,214,581

Common Stocks (continued)

	Shares	Market Value

Media 1.1%
DIRECTV, Class A*	151,660	$6,484,981
Time Warner, Inc.	125,290	4,527,981

		11,012,962

Metals & Mining 0.4%
Cliffs Natural Resources, Inc.	57,400	3,578,890

Multiline Retail 1.3%
Dollar General Corp.*	82,143	3,379,363
Family Dollar Stores, Inc.	103,424	5,963,428
Kohl’s Corp.	82,877	4,089,980

		13,432,771

Oil, Gas & Consumable Fuels 4.3%
BG Group PLC, ADR-UK	35,815	3,832,205
Concho Resources, Inc.*	84,000	7,875,000
EOG Resources, Inc.	69,368	6,833,442
Exxon Mobil Corp.	53,720	4,553,307
Occidental Petroleum Corp.	174,160	16,318,792
Peabody Energy Corp.	45,500	1,506,505
Range Resources Corp.	54,979	3,405,399

		44,324,650

Personal Products 1.0%
Estee Lauder Cos., Inc. (The), Class A	94,315	10,593,461

Pharmaceuticals 2.7%
Allergan, Inc.	109,645	9,620,252
Johnson & Johnson	95,381	6,255,086
Perrigo Co.	27,700	2,695,210
Shire PLC, ADR-IE	91,580	9,515,162

		28,085,710

Road & Rail 2.9%
Hertz Global Holdings, Inc.*	248,460	2,911,951
Union Pacific Corp.	253,850	26,892,869

		29,804,820

Semiconductors & Semiconductor Equipment 1.9%
Altera Corp.	89,500	3,320,450
ARM Holdings PLC, ADR-UK	110,378	3,054,159
ASML Holding NV, NYRS-NL REG	122,588	5,122,953
Avago Technologies Ltd.	114,140	3,294,080
Intel Corp.	192,962	4,679,329

		19,470,971

Software 6.2%
Citrix Systems, Inc.*	244,159	14,825,335
Intuit, Inc.	91,000	4,785,690
Microsoft Corp.	315,990	8,203,100
Oracle Corp.	1,003,958	25,751,523
Salesforce.com, Inc.*	93,096	9,445,520

		63,011,168

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 1.5%
Abercrombie & Fitch Co., Class A	122,953	$6,005,024
O’Reilly Automotive, Inc.*	55,600	4,445,220
TJX Cos., Inc.	78,020	5,036,191

		15,486,435

Textiles, Apparel & Luxury Goods 2.2%
Coach, Inc.	135,007	8,240,827
Lululemon Athletica, Inc.*	63,610	2,968,043
Ralph Lauren Corp.	40,900	5,647,472
VF Corp.	40,842	5,186,525

		22,042,867

Tobacco 0.4%
Lorillard, Inc.	35,627	4,061,478

Wireless Telecommunication Services 1.4%
American Tower Corp., Class A	239,610	14,378,996

Total Common Stocks (cost $927,687,717)		995,337,385

Mutual Fund 3.1%
Money Market Fund 3.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (a)	31,795,967	31,795,967

Total Mutual Fund (cost $31,795,967)		31,795,967

Total Investments (cost $959,483,684) (b) — 100.3%		1,027,133,352

Liabilities in excess of other assets — (0.3%)		(2,633,248)

NET ASSETS — 100.0%		$1,024,500,104

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CN	China

IE	Ireland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi-Manager Large Cap Growth Fund
Assets:
Investments, at value (cost $959,483,684)	$1,027,133,352
Dividends receivable	678,572
Receivable for investments sold	645,115
Receivable for capital shares issued	743,107
Reclaims receivable	15,776
Prepaid expenses	2,372

Total Assets	1,029,218,294

Liabilities:
Payable for investments purchased	3,095,760
Payable for capital shares redeemed	911,226
Accrued expenses and other payables:
Investment advisory fees	565,103
Fund administration fees	30,094
Distribution fees	24,539
Administrative servicing fees	22,009
Accounting and transfer agent fees	9,053
Trustee fees	8,006
Custodian fees	5,658
Compliance program costs (Note 3)	1,059
Professional fees	16,061
Printing fees	27,493
Other	2,129

Total Liabilities	4,718,190

Net Assets	$1,024,500,104

Represented by:
Capital	$936,369,984
Accumulated net realized gains from investment	20,478,464
Net unrealized appreciation/(depreciation) from investments	67,649,668
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,988

Net Assets	$1,024,500,104

Net Assets:
Class I Shares	$58,971,210
Class II Shares	114,643,648
Class Y Shares	850,885,246

Total	$1,024,500,104

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	6,322,574
Class II Shares	12,349,631
Class Y Shares	91,059,919

Total	109,732,124

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.33
Class II Shares	$9.28
Class Y Shares	$9.34

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi-Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$9,291,386
Other income	1,656
Foreign tax withholding	(39,908)

Total Income	9,253,134

EXPENSES:
Investment advisory fees	6,614,846
Fund administration fees	352,381
Distribution fees Class II Shares	305,708
Administrative servicing fees Class I Shares	100,980
Administrative servicing fees Class II Shares	183,426
Professional fees	77,017
Printing fees	13,554
Trustee fees	29,763
Custodian fees	38,723
Accounting and transfer agent fees	80
Compliance program costs (Note 3)	4,202
Other	34,962

Total expenses before earnings credit and fees waived	7,755,642

Earnings credit (Note 4)	(181)
Investment advisory fees waived (Note 3)	(29,546)

Net Expenses	7,725,915

NET INVESTMENT INCOME	1,527,219

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	53,340,360
Net change in unrealized appreciation/(depreciation) from investments	(90,039,354)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(73)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(90,039,427)

Net realized/unrealized losses from investments and translation of assets and liabilities denominated in foreign currencies	(36,699,067)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(35,171,848)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$1,527,219	$1,063,755
Net realized gains from investment transactions	53,340,360	32,242,340
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(90,039,427)	76,152,278

Change in net assets resulting from operations	(35,171,848)	109,458,373

Distributions to Shareholders From:
Net investment income:
Class I	(4,491)	(33,440)
Class II	–	–
Class Y	(1,556,760)	(1,115,271)
Net realized gains:
Class I	–	(2,402,314)
Class II	–	(5,347,472)
Class Y	–	(24,927,620)
Return of capital:
Class I	–	(240,448)
Class II	–	(441,539)
Class Y	–	(2,362,110)

Change in net assets from shareholder distributions	(1,561,251)	(36,870,214)

Change in net assets from capital transactions	142,987,944	372,942,422

Change in net assets	106,254,845	445,530,581

Net Assets:
Beginning of year	918,245,259	472,714,678

End of year	$1,024,500,104	$918,245,259

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$13,237,970	$7,778,363
Proceeds from shares issued from merger (Note 8)	–	65,834,700
Dividends reinvested	4,491	2,676,202
Cost of shares redeemed	(24,418,007)	(29,477,625)

Total Class I	(11,175,546)	46,811,640

Class II Shares
Proceeds from shares issued	10,205,368	3,261,883
Proceeds from shares issued from merger (Note 8)	–	41,329,980
Dividends reinvested	–	5,789,011
Cost of shares redeemed	(24,042,512)	(96,627,909)

Total Class II	(13,837,144)	(46,247,035)

Class Y Shares
Proceeds from shares issued	275,582,165	353,687,895
Dividends reinvested	1,556,760	28,405,001
Cost of shares redeemed	(109,138,291)	(9,715,079)

Total Class Y	168,000,634	372,377,817

Change in net assets from capital transactions	$142,987,944	$372,942,422

18	Annual Report 2011

	NVIT Multi-Manager Large Cap Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	1,373,281	880,001
Issued in merger (Note 8)	–	7,287,438
Reinvested	478	279,415
Redeemed	(2,520,015)	(3,380,428)

Total Class I Shares	(1,146,256)	5,066,426

Class II Shares
Issued	1,121,345	383,306
Issued in merger (Note 8)	–	4,579,562
Reinvested	–	610,820
Redeemed	(2,479,007)	(11,038,704)

Total Class II Shares	(1,357,662)	(5,465,016)

Class Y Shares
Issued	28,221,895	39,570,804
Reinvested	165,437	2,966,991
Redeemed	(11,571,756)	(1,102,169)

Total Class Y Shares	16,815,576	41,435,626

Total change in shares	14,311,658	41,037,036

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2011 (e)	$9.61	–	(0.28)	(0.28)	–	–	–	–	$9.33	(2.91%	)	$58,971,210	0.85%	0.04%		0.85%	82.82%
Year Ended December 31, 2010 (e)	$8.69	0.01	1.33	1.34	–	(0.39)	(0.03)	(0.42)	$9.61	15.51%		$71,781,139	0.88%	0.14%		0.88%	127.66%
Year Ended December 31, 2009 (e)	$6.74	0.07	1.93	2.00	(0.05)	–	–	(0.05)	$8.69	29.78%		$20,865,015	0.90%	0.80%		0.90%	122.44%
Period Ended December 31, 2008 (f)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	–	(0.02)	$6.74	(32.41%	)	$140,989	0.89%	0.62%		0.98%	92.12%

Class II Shares
Year Ended December 31, 2011 (e)	$9.59	(0.02)	(0.29)	(0.31)	–	–	–	–	$9.28	(3.23%	)	$114,643,648	1.10%	(0.20%	)	1.10%	82.82%
Year Ended December 31, 2010 (e)	$8.68	(0.01)	1.34	1.33	–	(0.39)	(0.03)	(0.42)	$9.59	15.36%		$131,434,049	1.14%	(0.09%	)	1.14%	127.66%
Year Ended December 31, 2009 (e)	$6.74	0.04	1.93	1.97	(0.03)	–	–	(0.03)	$8.68	29.35%		$166,476,068	1.14%	0.52%		1.14%	122.44%
Period Ended December 31, 2008 (f)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	–	(0.02)	$6.74	(32.45%	)	$652,992	1.12%	0.44%		1.24%	92.12%

Class Y Shares
Year Ended December 31, 2011 (e)	$9.63	0.02	(0.29)	(0.27)	(0.02)	–	–	(0.02)	$9.34	(2.84%	)	$850,885,246	0.70%	0.21%		0.70%	82.82%
Year Ended December 31, 2010 (e)	$8.70	0.02	1.35	1.37	(0.02)	(0.39)	(0.03)	(0.44)	$9.63	15.74%		$715,030,071	0.73%	0.27%		0.73%	127.66%
Year Ended December 31, 2009 (e)	$6.74	0.06	1.96	2.02	(0.06)	–	–	(0.06)	$8.70	30.07%		$285,373,595	0.75%	0.84%		0.75%	122.44%
Period Ended December 31, 2008 (f)	$10.00	0.03	(3.26)	(3.23)	(0.03)	–	–	(0.03)	$6.74	(32.37%	)	$92,696,160	0.75%	0.72%		0.86%	92.12%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$995,337,385	$—	$—	$995,337,385
Mutual Funds	31,795,967	—	—	31,795,967
Total	$1,027,133,352	$—	$—	$1,027,133,352
*	See Statement of Investments for identification of Fund Investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes,

22	Annual Report 2011

where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to prior year post financial statement adjustments for real estate investment trust (“REIT”) true-ups, non-REIT return of capital, and distribution redesignations. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management, LLC
Wells Capital Management, Inc.
Winslow Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.75% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not

24	Annual Report 2011

permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $29,546, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $4,202.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $284,406 in Administrative Services fees from the Fund.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $959,669,852 and sales of $826,157,457 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into

26	Annual Report 2011

indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Other

On April 30, 2010, the Fund acquired all of the net assets of NVIT Health Sciences Fund, NVIT Technology and Communications Fund, and NVIT U.S. Growth Leaders Fund, each a series of the Trust, pursuant to Plans of Reorganization approved by the Board of Trustees at a meeting held on December 2, 2009, and approved by shareholders of the NVIT Health Sciences Fund, the NVIT Technology and Communications Fund, and the NVIT U.S. Growth Leaders Fund at a meeting of shareholders held on March 31, 2010. The purpose of the reorganizations was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganizations were accomplished by tax-free exchanges as follows:

—	4,162,688 shares of the Fund, valued at $37,590,972, for the assets of NVIT Health Sciences Fund, which had a fair value of $37,530,570 and identified costs of $34,693,580 as of April 30, 2010;
—

4,284,851 shares of the Fund, valued at $38,697,076, for the assets of NVIT Technology and Communications Fund, which had a fair value of $37,941,645 and identified costs of $30,294,517 as of April 30, 2010; and

—	3,419,461 shares of the Fund, valued at $30,876,632, for the assets of NVIT U.S. Growth Leaders Fund, which had a fair value of $29,217,508 and identified costs of $24,083,645 as of April 30, 2010.

The investment portfolios of NVIT Health Sciences Fund, NVIT Technology and Communications Fund, and NVIT U.S. Growth Leaders Fund described above were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganizations, the net assets of the Fund were $536,061,026.

The following pro forma information for the period ended December 31, 2010 is provided as though the reorganizations had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund:

—	Net investment income $1,185,678;
—	Net gain on investments $36,125,255;
—	Net change in unrealized appreciation $75,689,386; and
—	Net increase in net assets resulting from operations $113,000,319.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Health Sciences Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders that have been included in the Fund’s statement of operations since April 30, 2010.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,527,219	$34,032	$1,561,251	$—	$1,561,251

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$24,439,825	$9,386,292	$33,826,117	$3,044,097	$36,870,214

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$28,769,696	$28,769,696	$—	$—	$59,360,424	$88,130,120

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$967,774,916	$106,732,011	$(47,373,575)	$59,358,436

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $26,874,066 to offset capital gains.

11.   Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Large Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	29

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

The Fund designates $34,032, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

30	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc.
(dental
products),
Ultralife
Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32	Annual Report 2011

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34	Annual Report 2011

NVIT Multi-Manager Large Cap Value Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

17	Statement of Assets and Liabilities

19	Statement of Operations

20	Statements of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

33	Report of Independent Registered Public Accounting Firm

34	Supplemental Information

35	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-LCV (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Value funds may underperform other funds that use different investing styles.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

The Fund is subject to contrarian investing risk because one of the portfolio managers may attempt to profit by investing in a manner that differs from the current market consensus or trend.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 1000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a

2011 Annual Report	5

Important Disclosures (Continued)

broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Goldman Sachs Asset Management, L.P.; The Boston Company Asset Management, LLC; or Wellington Management Company, LLP.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Goldman Sachs Asset Management, L.P.; The Boston Company Asset Management, LLC; or Wellington Management Company, LLP.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager Large Cap Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager Large Cap Value Fund (Class Y at NAV) registered (5.69)% versus 0.39% for its benchmark, the Russell 1000® Value Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Value Funds (consisting of 123 funds as of December 31, 2011) was (1.85)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Among the sectors in which the Fund invested, only the financials sector produced positive performance relative to the Fund’s benchmark during the reporting period.

The best-performing individual Fund holding for the reporting period on a relative basis was the global pharmaceutical company Pfizer Inc., which had attractive valuations, a sizable dividend, and encouraging developments in its product pipeline and generic drug mitigation. Despite Pfizer’s loss of its Lipitor cholesterol drug patent, the company performed well in a difficult economic environment and maintained a solid product plan for the future.

CBS Corp. also contributed to relative Fund performance during the reporting period. The company’s third-quarter earnings were greater than anticipated due to lower program costs and high profit margins from content licensing. In addition, CBS experienced operating efficiencies that were better than expected. These included lower costs for producing sports and news shows, the replacement of more-expensive aging shows with new, less-expensive ones and overall cost containment.

Fund holding Merck & Co., Inc., a global health-care company that delivers health solutions through its prescription medicines, vaccines, biologic therapies, and animal-health and consumer-care products, also helped relative Fund performance. After a volatile first half of 2011, Merck & Co.’s stock rebounded late in the reporting period after the company beat earnings expectations and increased its dividend.

What areas of investment detracted from Fund performance?

The most significant detractors from Fund performance relative to the Fund’s benchmark were investments in the energy, utilities and health-care sectors.

The holding that detracted the most from relative Fund performance during the reporting period was Bank of America Corp., a large U.S.-based multinational financial services company. The stock’s decline during the reporting period was driven by uncertainty about the ultimate liabilities from foreclosure litigation and defaults associated with Bank of America’s mortgage subsidiary, Countrywide Financial Corp.

Fund holdings in JPMorgan Chase & Co. also hurt relative Fund performance. With the exception of the retail business, all of the company’s business lines posted disappointing earnings during most of the reporting period.

Relative Fund performance also was hurt by holdings in Sprint Nextel Corp. During the reporting period, shares of Sprint Nextel fell due to concerns about the sufficiency of the company’s liquidity to fund large, potentially value-creating investments in the iPhone and Sprint’s Network Vision, a long-range program to overhaul the company’s nationwide wireless network.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:

Goldman Sachs Asset Management, L.P.

Portfolio Managers:

John Arege, CFA; Andrew Braun; Charles Dane, CFA; and Sean Gallagher

Subadviser:

The Boston Company Asset Management, LLC

Portfolio Managers:

R. John Bailer, CFA and Brian Ferguson

Subadviser:

Wellington Management Company, LLP

Portfolio Managers:

David R. Fassnacht, CFA; James N. Mordy; and David W. Palmer, CFA

2011 Annual Report	7

Fund Performance	NVIT Multi-Manager Large Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(5.83)%	(2.54)%
Class II	(6.09)%	(2.78)%
Class Y	(5.69)%	(2.40)%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

Expense Ratio*
Class I	0.89%
Class II	1.14%
Class Y	0.74%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Large Cap Value Fund since inception versus performance of the Russell 1000® Value Index(a) and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager Large Cap Value Fund			Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]

Class I Shares	Actual		1,000.00	903.00	4.08	0.85
	Hypothetical	[b]	1,000.00	1,020.92	4.33	0.85
Class II Shares	Actual		1,000.00	902.60	5.28	1.10
	Hypothetical	[b]	1,000.00	1,019.66	5.60	1.10
Class Y Shares	Actual		1,000.00	903.80	3.36	0.70
	Hypothetical	[b]	1,000.00	1,021.68	3.57	0.70

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Multi-Manager Large Cap Value Fund
December 31, 2011

Asset Allocation
Common Stocks	98.7%
Mutual Fund	1.2%
Repurchase Agreements †	0.0%
Other assets in excess of liabilities	0.1%

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	9.6%
Pharmaceuticals	8.1%
Insurance	7.8%
Commercial Banks	6.4%
Diversified Financial Services	5.0%
Media	4.5%
Communications Equipment	4.1%
Food Products	4.0%
Capital Markets	3.5%
Energy Equipment & Services	2.8%
Other Industries *	44.2%

100.0%

Top Holdings ††
JPMorgan Chase & Co.	3.2%
Merck & Co., Inc.	3.1%
Pfizer, Inc.	2.6%
General Electric Co.	2.5%
Occidental Petroleum Corp.	2.4%
Wells Fargo & Co.	2.2%
Cisco Systems, Inc.	1.8%
Exxon Mobil Corp.	1.4%
Walt Disney Co. (The)	1.4%
Prudential Financial, Inc.	1.2%
Other Holdings *	78.2%

100.0%

Top Countries ††
United States	91.4%
Netherlands	1.9%
Switzerland	1.8%
Bermuda	1.4%
Canada	0.7%
Japan	0.6%
Ireland	0.5%
Norway	0.4%
Hong Kong	0.4%
Singapore	0.4%
Other Countries *	0.5%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statement.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 98.7%

	Shares	Market Value

AUSTRALIA 0.2%
Air Freight & Logistics 0.2%
Toll Holdings Ltd.	538,544	$2,318,855

BERMUDA 1.4%
Insurance 1.4%
Everest Re Group Ltd.	117,069	9,844,332
PartnerRe Ltd.	89,900	5,772,479

		15,616,811

CANADA 0.7%
Chemicals 0.3%
Methanex Corp.	147,500	3,365,950

Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd.	123,200	4,603,984

		7,969,934

HONG KONG 0.4%
Food Products 0.2%
China Agri-Industries Holdings Ltd.	2,855,000	2,165,848

Water Utilities 0.2%
Guangdong Investment Ltd.	3,318,000	2,008,670

		4,174,518

IRELAND 0.5%
Construction Materials 0.3%
CRH PLC	181,641	3,605,330

Health Care Equipment & Supplies 0.2%
Covidien PLC	51,100	2,300,011

		5,905,341

ISRAEL 0.3%
Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd., ADR	87,064	3,513,903

JAPAN 0.6%
Oil, Gas & Consumable Fuels 0.3%
INPEX Corp.	507	3,192,188

Pharmaceuticals 0.3%
Daiichi Sankyo Co., Ltd.	192,800	3,818,430

		7,010,618

NETHERLANDS 1.9%
Chemicals 0.8%
Akzo Nobel NV	64,956	3,130,202
LyondellBasell Industries NV, Class A	173,826	5,647,607

		8,777,809

Food Products 0.9%
Unilever NV, NYRS	275,444	9,467,010

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV, NYRS REG	59,500	$2,486,505

		20,731,324

NORWAY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Statoil ASA, ADR (a)	183,700	4,704,557

SINGAPORE 0.4%
Electronic Equipment, Instruments & Components 0.4%
Flextronics International Ltd.*	693,500	3,925,210

SWITZERLAND 1.8%
Energy Equipment & Services 0.8%
Noble Corp.*	165,000	4,986,300
Transocean Ltd.	110,207	4,230,847

		9,217,147

Insurance 0.3%
Swiss Re AG*	74,524	3,788,780

Pharmaceuticals 0.7%
Roche Holding AG	43,052	7,280,883

		20,286,810

UNITED STATES 90.1%
Aerospace & Defense 2.6%
Boeing Co. (The)	148,662	10,904,358
General Dynamics Corp.	37,500	2,490,375
Honeywell International, Inc.	202,158	10,987,287
L-3 Communications Holdings, Inc.	55,700	3,714,076
United Technologies Corp.	17,660	1,290,769

		29,386,865

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	67,800	4,962,282

Auto Components 0.7%
Johnson Controls, Inc.	255,937	8,000,591

Automobiles 0.1%
General Motors Co.*	56,130	1,137,755

Beverages 1.9%
Dr Pepper Snapple Group, Inc.	36,720	1,449,705
Molson Coors Brewing Co., Class B	202,300	8,808,142
PepsiCo, Inc.	173,711	11,525,725

		21,783,572

Biotechnology 1.2%
Amgen, Inc.	27,400	1,759,354
Celgene Corp.*	76,251	5,154,568
Gilead Sciences, Inc.*	85,500	3,499,515
Vertex Pharmaceuticals, Inc.*	88,024	2,923,277

		13,336,714

Building Products 0.2%
Owens Corning, Inc.*	59,210	1,700,511

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Capital Markets 3.5%
Ameriprise Financial, Inc.	213,169	$10,581,709
BlackRock, Inc.	32,000	5,703,680
Franklin Resources, Inc.	59,965	5,760,238
Goldman Sachs Group, Inc. (The)	46,600	4,214,038
Invesco Ltd.	217,838	4,376,365
Morgan Stanley	438,406	6,633,083
TD Ameritrade Holding Corp.	124,020	1,940,913

		39,210,026

Chemicals 1.6%
Air Products & Chemicals, Inc.	21,070	1,794,953
Cabot Corp.	100,800	3,239,712
Celanese Corp. Series A	62,370	2,761,120
Dow Chemical Co. (The)	109,930	3,161,587
Mosaic Co. (The)	146,376	7,381,742

		18,339,114

Commercial Banks 6.4%
BB&T Corp.	470,700	11,847,519
Comerica, Inc.	111,030	2,864,574
Fifth Third Bancorp	838,803	10,669,574
PNC Financial Services Group, Inc.	50,950	2,938,286
SunTrust Banks, Inc.	334,855	5,926,934
U.S. Bancorp	471,858	12,763,759
Wells Fargo & Co.	892,030	24,584,347

		71,594,993

Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.	63,120	1,170,245

Communications Equipment 4.1%
Cisco Systems, Inc.	1,125,288	20,345,207
Harris Corp.	175,500	6,325,020
Juniper Networks, Inc.*	593,795	12,119,356
QUALCOMM, Inc.	126,710	6,931,037

		45,720,620

Computers & Peripherals 1.5%
Dell, Inc.*	81,850	1,197,465
EMC Corp.*	446,491	9,617,416
NetApp, Inc.*	99,091	3,594,031
SanDisk Corp.*	44,700	2,199,687

		16,608,599

Consumer Finance 1.0%
American Express Co.	30,390	1,433,496
Capital One Financial Corp.	75,610	3,197,547
SLM Corp.	447,299	5,993,807

		10,624,850

Diversified Consumer Services 0.5%
DeVry, Inc.	139,800	5,376,708

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Financial Services 5.0%
Bank of America Corp.	1,062,100	$5,905,276
Citigroup, Inc.	148,830	3,915,717
JPMorgan Chase & Co.	1,071,252	35,619,129
Moody’s Corp.	78,780	2,653,311
NASDAQ OMX Group, Inc. (The)*	214,380	5,254,454
NYSE Euronext	119,200	3,111,120

		56,459,007

Diversified Telecommunication Services 0.9%
AT&T, Inc.	333,359	10,080,776

Electric Utilities 2.3%
American Electric Power Co., Inc.	181,355	7,491,775
Entergy Corp.	75,100	5,486,055
Exelon Corp.	63,420	2,750,526
NV Energy, Inc.	113,800	1,860,630
PPL Corp.	294,065	8,651,392

		26,240,378

Electrical Equipment 0.6%
Cooper Industries PLC	54,070	2,927,890
Hubbell, Inc., Class B	23,730	1,586,588
Thomas & Betts Corp.*	29,180	1,593,228

		6,107,706

Electronic Equipment, Instruments & Components 0.4%
Avnet, Inc.*	68,240	2,121,582
Corning, Inc.	218,450	2,835,481

		4,957,063

Energy Equipment & Services 2.0%
Baker Hughes, Inc.	97,312	4,733,255
Cameron International Corp.*	55,480	2,729,061
Halliburton Co.	124,772	4,305,882
Schlumberger Ltd.	156,870	10,715,790

		22,483,988

Food & Staples Retailing 0.3%
CVS Caremark Corp.	93,300	3,804,774

Food Products 2.9%
Archer-Daniels-Midland Co.	241,200	6,898,320
ConAgra Foods, Inc.	101,570	2,681,448
Corn Products International, Inc.	55,200	2,902,968
General Mills, Inc.	285,954	11,555,401
Kraft Foods, Inc., Class A	96,210	3,594,406
Tyson Foods, Inc., Class A	214,900	4,435,536

		32,068,079

Gas Utilities 0.3%
UGI Corp.	102,100	3,001,740

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	26,070	$1,289,944
Boston Scientific Corp.*	793,436	4,236,948
Medtronic, Inc.	277,370	10,609,402

		16,136,294

Health Care Providers & Services 2.2%
Brookdale Senior Living, Inc.*	124,500	2,165,055
Cigna Corp.	63,960	2,686,320
McKesson Corp.	38,620	3,008,884
UnitedHealth Group, Inc.	212,805	10,784,958
Universal Health Services, Inc., Class B	165,800	6,442,988

		25,088,205

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	117,470	3,834,221
Starwood Hotels & Resorts Worldwide, Inc.	104,396	5,007,876

		8,842,097

Household Durables 0.5%
Newell Rubbermaid, Inc.	212,130	3,425,899
NVR, Inc.*	1,650	1,131,900
Toll Brothers, Inc.*	75,180	1,535,176

		6,092,975

Household Products 0.6%
Energizer Holdings, Inc.*	81,579	6,320,741

Industrial Conglomerates 2.5%
General Electric Co.	1,572,131	28,156,866

Information Technology Services 1.7%
Booz Allen Hamilton Holding Corp.*	312,800	5,395,800
Paychex, Inc.	154,700	4,658,017
Western Union Co. (The)	495,300	9,044,178

		19,097,995

Insurance 6.1%
Aflac, Inc.	111,420	4,820,029
Aon Corp.	63,170	2,956,356
Chubb Corp. (The)	59,980	4,151,816
Hartford Financial Services Group, Inc.	258,768	4,204,980
Marsh & McLennan Cos., Inc.	273,274	8,640,924
MetLife, Inc.	123,140	3,839,505
Principal Financial Group, Inc.	128,500	3,161,100
Prudential Financial, Inc.	274,721	13,769,016
Reinsurance Group of America, Inc.	94,900	4,958,525
StanCorp Financial Group, Inc.	67,300	2,473,275
Travelers Cos., Inc. (The)	193,740	11,463,596
Unum Group	190,500	4,013,835

		68,452,957

Internet & Catalog Retail 0.3%
Liberty Interactive Corp., Class A*	227,995	3,696,939

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Internet Software & Services 0.3%
Google, Inc., Class A*	5,558	$3,589,912

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.*	61,600	2,151,688
Thermo Fisher Scientific, Inc.*	155,758	7,004,437

		9,156,125

Machinery 1.7%
Caterpillar, Inc.	16,890	1,530,234
Dover Corp.	69,920	4,058,856
Eaton Corp.	60,840	2,648,365
Illinois Tool Works, Inc.	58,464	2,730,853
PACCAR, Inc.	96,900	3,630,843
Pentair, Inc.	67,182	2,236,489
Stanley Black & Decker, Inc.	33,630	2,273,388

		19,109,028

Media 4.5%
CBS Corp. Non-Voting Shares, Class B	334,529	9,079,117
Comcast Corp., Class A	119,980	2,844,726
Liberty Global, Inc., Class A*	118,545	4,863,901
News Corp., Class A	207,930	3,709,471
Omnicom Group, Inc.	187,170	8,344,039
Time Warner, Inc.	89,030	3,217,544
Viacom, Inc., Class B	61,940	2,812,695
Walt Disney Co. (The)	422,355	15,838,313

		50,709,806

Metals & Mining 0.6%
Cliffs Natural Resources, Inc.	29,830	1,859,901
Freeport-McMoRan Copper & Gold, Inc.	132,523	4,875,521

		6,735,422

Multiline Retail 1.5%
Kohl’s Corp.	168,900	8,335,215
Macy’s, Inc.	168,531	5,423,328
Target Corp.	59,000	3,021,980

		16,780,523

Multi-Utilities 0.9%
PG&E Corp.	165,994	6,842,272
Xcel Energy, Inc.	127,645	3,528,108

		10,370,380

Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp.	55,810	4,259,977
Apache Corp.	15,400	1,394,932
Chevron Corp.	94,290	10,032,456
Cobalt International Energy, Inc.*	208,300	3,232,816
CONSOL Energy, Inc.	93,500	3,431,450
Devon Energy Corp.	196,514	12,183,868
EOG Resources, Inc.	58,770	5,789,433
Exxon Mobil Corp.	188,025	15,936,999
Hess Corp.	50,500	2,868,400
Occidental Petroleum Corp.	291,126	27,278,506

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.*	164,600	$5,257,324
Valero Energy Corp.	59,350	1,249,318
Whiting Petroleum Corp.*	64,100	2,992,829

		95,908,308

Pharmaceuticals 6.7%
Eli Lilly & Co.	33,950	1,410,962
Johnson & Johnson	67,183	4,405,861
Merck & Co., Inc.	910,272	34,317,255
Mylan, Inc.*	294,916	6,328,897
Pfizer, Inc.	1,355,167	29,325,814

		75,788,789

Real Estate Investment Trusts (REITs) 1.3%
Boston Properties, Inc.	50,102	4,990,159
Simon Property Group, Inc.	41,283	5,323,030
Weyerhaeuser Co.	226,200	4,223,154

		14,536,343

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	151,239	5,610,967
Maxim Integrated Products, Inc.	165,084	4,298,787
NVIDIA Corp.*	285,045	3,950,724
Texas Instruments, Inc.	145,112	4,224,210

		18,084,688

Software 2.3%
Adobe Systems, Inc.*	226,883	6,413,983
Electronic Arts, Inc.*	230,420	4,746,652
Microsoft Corp.	404,723	10,506,609
Oracle Corp.	139,420	3,576,123

		25,243,367

Specialty Retail 2.1%
Guess?, Inc.	43,720	1,303,731
Home Depot, Inc. (The)	313,373	13,174,201
Lowe’s Cos., Inc.	323,503	8,210,506
Staples, Inc.	93,270	1,295,520

		23,983,958

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	23,360	1,646,646

Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.*	2,523,298	5,904,517

		1,013,589,837

Total Common Stocks (cost $1,113,696,791)		1,109,747,718

Mutual Fund 1.2%

	Shares	Market Value

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund—Institutional Class, 0.23% (b)	13,719,949	$13,719,949

Total Mutual Fund (cost $13,719,949)		13,719,949

Repurchase Agreements 0.0% †

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.04%, dated 12/30/11, due 01/03/12, repurchase price $130,001, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.63% - 4.56%, maturing 12/29/14 - 04/01/26; total market value $132,600. (c)	$130,000	130,000
Deutsche Bank Securities, Inc., 0.08%, dated 12/30/11, due 01/03/12, repurchase price $1,250, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.79% - 5.00%, maturing 12/01/17 - 12/25/41; total market value $1,277. (c)	1,250	1,250

Total Repurchase Agreements (cost $131,250)		131,250

Total Investments (cost $1,127,547,990) (d) — 99.9%		1,123,598,917

Other assets in excess of liabilities — 0.1%		1,668,532

NET ASSETS — 100.0%		$1,125,267,449

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Large Cap Value Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $128,050.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $131,250.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi-Manager Large Cap Value Fund
Assets:
Investments, at value* (cost $1,127,416,740)	$1,123,467,667
Repurchase agreements, at value and cost	131,250

Total Investments	1,123,598,917

Cash	21,661
Dividends receivable	2,113,111
Security lending income receivable	1,097
Receivable for investments sold	1,989,474
Receivable for capital shares issued	903,821
Reclaims receivable	77,893
Prepaid expenses	2,238

Total Assets	1,128,708,212

Liabilities:
Payable for investments purchased	1,938,062
Payable for capital shares redeemed	631,477
Payable upon return of securities loaned (Note 2)	131,250
Accrued expenses and other payables:
Investment advisory fees	621,086
Fund administration fees	31,656
Distribution fees	10,091
Administrative servicing fees	9,606
Accounting and transfer agent fees	27,072
Trustee fees	7,595
Custodian fees	5,797
Compliance program costs (Note 3)	1,552
Professional fees	5,590
Printing fees	17,208
Other	2,721

Total Liabilities	3,440,763

Net Assets	$1,125,267,449

Represented by:
Capital	$1,160,125,001
Accumulated distributions in excess of net investment income	(9,950)
Accumulated net realized losses from investment and foreign currency transactions	(30,897,937)
Net unrealized appreciation/(depreciation) from investments	(3,949,073)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(592)

Net Assets	$1,125,267,449

Net Assets:
Class I Shares	$23,554,161
Class II Shares	48,441,288
Class Y Shares	1,053,272,000

Total	$1,125,267,449

*	Includes value of securities on loan of $128,050 (Note 2).

2011 Annual Report	17

Statement of Assets and Liabilities (Continued)

December 31, 2011

`	NVIT Multi-Manager Large Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,922,409
Class II Shares	6,025,274
Class Y Shares	130,517,406

Total	139,465,089

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.06
Class II Shares	$8.04
Class Y Shares	$8.07

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi-Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$20,788,425
Income from securities lending (Note 2)	3,370
Other income	1,551
Foreign tax withholding	(228,846)

Total Income	20,564,500

EXPENSES:
Investment advisory fees	6,260,943
Fund administration fees	336,497
Distribution fees Class II Shares	127,560
Administrative servicing fees Class I Shares	35,405
Administrative servicing fees Class II Shares	76,537
Professional fees	56,325
Printing fees	1,857
Trustee fees	27,719
Custodian fees	37,595
Accounting and transfer agent fees	170
Compliance program costs (Note 3)	4,730
Other	40,922

Total expenses before earnings credit	7,006,260

Earnings credit (Note 4)	(117)

Net Expenses	7,006,143

NET INVESTMENT INCOME	13,558,357

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	19,624,381
Net realized losses from foreign currency transactions (Note 2)	(29,582)

Net realized gains from investment and foreign currency transactions	19,594,799

Net change in unrealized appreciation/(depreciation) from investments	(86,030,809)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(2,393)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(86,033,202)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(66,438,403)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,880,046)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$13,558,357	$5,007,666
Net realized gains from investment and foreign currency transactions	19,594,799	37,123,279
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(86,033,202)	40,597,878

Change in net assets resulting from operations	(52,880,046)	82,728,823

Distributions to Shareholders From:
Net investment income:
Class I	(288,094)	(172,416)
Class II	(443,869)	(254,944)
Class Y	(12,811,117)	(4,478,297)
Net realized gains:
Class I	(846,906)	(1,150,087)
Class II	(1,731,672)	(2,174,478)
Class Y	(39,073,539)	(27,314,629)

Change in net assets from shareholder distributions	(55,195,197)	(35,544,851)

Change in net assets from capital transactions	429,827,953	414,697,065

Change in net assets	321,752,710	461,881,037

Net Assets:
Beginning of year	803,514,739	341,633,702

End of year	$1,125,267,449	$803,514,739

Accumulated distributions in excess of net investment income at end of year	$(9,950)	$(4,956)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,893,457	$6,005,380
Proceeds from shares issued from merger (Note 8)	–	34,818,322
Dividends reinvested	1,135,000	1,322,503
Cost of shares redeemed	(12,917,963)	(17,148,640)

Total Class I	(5,889,506)	24,997,565

Class II Shares
Proceeds from shares issued	9,676,756	4,624,146
Proceeds from shares issued from merger (Note 8)	–	983,461
Dividends reinvested	2,175,541	2,429,422
Cost of shares redeemed	(9,719,334)	(9,588,597)

Total Class II	2,132,963	(1,551,568)

Class Y Shares
Proceeds from shares issued	439,579,476	368,317,054
Dividends reinvested	51,884,656	31,792,926
Cost of shares redeemed	(57,879,636)	(8,858,912)

Total Class Y	433,584,496	391,251,068

Change in net assets from capital transactions	$429,827,953	$414,697,065

20	Annual Report 2011

	NVIT Multi-Manager Large Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

SHARE TRANSACTIONS:
Class I Shares
Issued	650,741	690,426
Issued in merger (Note 8)	–	3,918,121
Reinvested	138,625	147,851
Redeemed	(1,440,359)	(2,019,467)

Total Class I Shares	(650,993)	2,736,931

Class II Shares
Issued	1,120,225	555,973
Issued in merger (Note 8)	–	110,852
Reinvested	267,324	272,102
Redeemed	(1,116,765)	(1,123,587)

Total Class II Shares	270,784	(184,660)

Class Y Shares
Issued	51,158,755	43,415,199
Reinvested	6,343,388	3,551,638
Redeemed	(7,027,407)	(1,054,847)

Total Class Y Shares	50,474,736	45,911,990

Total change in shares	50,094,527	48,464,261

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$8.98	0.11	(0.63)	(0.52)	(0.10)	(0.30)	(0.40)	$8.06	(5.83%	)	$23,554,161	0.84%	1.21%	0.84%	81.38%
Year Ended December 31, 2010(e)	$8.35	0.08	1.00	1.08	(0.06)	(0.39)	(0.45)	$8.98	13.05%		$32,095,261	0.88%	0.98%	0.88%	107.33%
Year Ended December 31, 2009(e)	$6.62	0.10	1.71	1.81	(0.08)	–	(0.08)	$8.35	27.59%		$6,982,599	0.89%	1.28%	0.89%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.07	(3.38)	(3.31)	(0.07)	–	(0.07)	$6.62	(33.19%	)	$368,717	0.87%	1.81%	0.99%	72.96%

Class II Shares
Year Ended December 31, 2011(e)	$8.96	0.08	(0.62)	(0.54)	(0.08)	(0.30)	(0.38)	$8.04	(6.09%	)	$48,441,288	1.10%	0.96%	1.10%	81.38%
Year Ended December 31, 2010(e)	$8.34	0.05	1.01	1.06	(0.05)	(0.39)	(0.44)	$8.96	12.75%		$51,567,612	1.13%	0.64%	1.13%	107.33%
Year Ended December 31, 2009(e)	$6.61	0.08	1.72	1.80	(0.07)	–	(0.07)	$8.34	27.41%		$49,508,983	1.14%	1.04%	1.14%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.06	(3.38)	(3.32)	(0.07)	–	(0.07)	$6.61	(33.34%	)	$3,488,798	1.16%	1.38%	1.26%	72.96%

Class Y Shares
Year Ended December 31, 2011(e)	$8.99	0.13	(0.64)	(0.51)	(0.11)	(0.30)	(0.41)	$8.07	(5.69%	)	$1,053,272,000	0.70%	1.44%	0.70%	81.38%
Year Ended December 31, 2010(e)	$8.35	0.09	1.01	1.10	(0.07)	(0.39)	(0.46)	$8.99	13.29%		$719,851,866	0.73%	1.06%	0.73%	107.33%
Year Ended December 31, 2009(e)	$6.62	0.11	1.71	1.82	(0.09)	–	(0.09)	$8.35	27.77%		$285,142,120	0.74%	1.50%	0.74%	95.68%
Period Ended December 31, 2008(f)	$10.00	0.08	(3.38)	(3.30)	(0.08)	–	(0.08)	$6.62	(33.16%	)	$93,079,713	0.77%	1.66%	0.87%	72.96%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

22	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$29,386,865	$—	$—	$29,386,865
Air Freight & Logistics	4,962,282	2,318,855	—	7,281,137
Auto Components	8,000,591	—	—	8,000,591
Automobiles	1,137,755	—	—	1,137,755
Beverages	21,783,572	—	—	21,783,572
Biotechnology	13,336,714	—	—	13,336,714
Building Products	1,700,511	—	—	1,700,511
Capital Markets	39,210,026	—	—	39,210,026
Chemicals	27,352,671	3,130,202	—	30,482,873
Commercial Banks	71,594,993	—	—	71,594,993
Commercial Services & Supplies	1,170,245	—	—	1,170,245
Communications Equipment	45,720,620	—	—	45,720,620
Computers & Peripherals	16,608,599	—	—	16,608,599
Construction Materials	—	3,605,330	—	3,605,330
Consumer Finance	10,624,850	—	—	10,624,850
Diversified Consumer Services	5,376,708	—	—	5,376,708
Diversified Financial Services	56,459,007	—	—	56,459,007
Diversified Telecommunication Services	10,080,776	—	—	10,080,776

24	Annual Report 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electric Utilities	$26,240,378	$—	$—	$26,240,378
Electrical Equipment	6,107,706	—	—	6,107,706
Electronic Equipment, Instruments & Components	8,882,273	—	—	8,882,273
Energy Equipment & Services	31,701,135	—	—	31,701,135
Food & Staples Retailing	3,804,774	—	—	3,804,774
Food Products	41,535,089	2,165,848	—	43,700,937
Gas Utilities	3,001,740	—	—	3,001,740
Health Care Equipment & Supplies	18,436,305	—	—	18,436,305
Health Care Providers & Services	25,088,205	—	—	25,088,205
Hotels, Restaurants & Leisure	8,842,097	—	—	8,842,097
Household Durables	6,092,975	—	—	6,092,975
Household Products	6,320,741	—	—	6,320,741
Industrial Conglomerates	28,156,866	—	—	28,156,866
Information Technology Services	19,097,995	—	—	19,097,995
Insurance	84,069,768	3,788,780	—	87,858,548
Internet & Catalog Retail	3,696,939	—	—	3,696,939
Internet Software & Services	3,589,912	—	—	3,589,912
Life Sciences Tools & Services	9,156,125	—	—	9,156,125
Machinery	19,109,028	—	—	19,109,028
Media	50,709,806	—	—	50,709,806
Metals & Mining	6,735,422	—	—	6,735,422
Multiline Retail	16,780,523	—	—	16,780,523
Multi-Utilities	10,370,380	—	—	10,370,380
Oil, Gas & Consumable Fuels	105,216,849	3,192,188	—	108,409,037
Pharmaceuticals	79,302,692	11,099,313	—	90,402,005
Real Estate Investment Trusts (REITs)	14,536,343	—	—	14,536,343
Semiconductors & Semiconductor Equipment	20,571,193	—	—	20,571,193
Software	25,243,367	—	—	25,243,367
Specialty Retail	23,983,958	—	—	23,983,958
Textiles, Apparel & Luxury Goods	1,646,646	—	—	1,646,646
Water Utilities	—	2,008,670	—	2,008,670
Wireless Telecommunication Services	5,904,517	—	—	5,904,517
Total Common Stocks	$1,078,438,532	$31,309,186	$—	$1,109,747,718
Mutual Fund	13,719,949	—	—	13,719,949
Repurchase Agreements	—	131,250	—	131,250
Total	$1,092,158,481	$31,440,436	$—	$1,123,598,917

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

(c)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$128,050	$131,250

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

26	Annual Report 2011

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, distribution redesignations, distributions in excess of earnings, adjustments for real estate investment trusts (“REITs”) from the prior year tax return, and adjustments to dividend redesignations from the prior year tax return. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Wellington Management Company, LLP
Goldman Sachs Asset Management, L.P.
The Boston Company Asset Management, LLC

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.77% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

28	Annual Report 2011

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider fee for these services.

Under terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $4,730.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $111,942 in Administrative Services fees from the Fund.

4. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment	Transactions

For the year ended December 31, 2011, the Fund had purchases of $1,166,764,905 and sales of $775,866,488 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Other

On April 30, 2010, the Fund acquired all of the net assets of the Gartmore NVIT Global Utilities Fund and the NVIT Global Financial Services Fund, each a series of the Trust, pursuant to plans of reorganization approved by the Board of Trustees at a meeting held on December 2, 2009 and approved by the shareholders of the Gartmore NVIT Global Utilities Fund and the NVIT Global Financial Services Fund at a meeting of shareholders held on March 31, 2010.

30	Annual Report 2011

The purpose of the reorganizations was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganizations were accomplished by tax-free exchanges as follows:

—

2,350,459 shares of the Fund, valued at $20,886,815, for the assets of Gartmore NVIT Global Utilities Fund, which had a fair value of $18,340,133 and identified costs of $20,903,504 as of April 30, 2010; and

—

1,678,514 shares of the Fund, valued at $14,914,968, for the assets of NVIT Global Financial Services Fund, which had a fair value of $14,216,761 and identified costs of $10,670,506 as of April 30, 2010.

The investment portfolios of Gartmore NVIT Global Utilities Fund and NVIT Global Financial Services Fund described above were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganizations, the net assets of the Fund were $427,543,545.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$35,935,672	$19,259,525	$55,195,197	$—	$55,195,197

Amounts designated as “—” is zero or has been rounded to zero.

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$24,067,485	$11,477,366	$35,544,851	$—	$35,544,851

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(16,447,529)	$(18,410,023)	$(34,857,552)

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and late year loss deferred.

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,142,008,348	$60,387,157	$(78,796,588)	$(18,409,431)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2011, the Fund deferred to January 1, 2012 late year ordinary losses in the amount of $16,447,529.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager Large Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Large Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	33

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 45.96%.

The Fund designates $19,259,525, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

34	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc.
(dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	35

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.
Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	37

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38	Annual Report 2011

NVIT Multi-Manager Mid Cap Growth Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

17	Statement of Assets and Liabilities

19	Statement of Operations

20	Statements of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

34	Report of Independent Registered Public Accounting Firm

35	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-MCG (2/12)

This page intentionally left blank

Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify the best of the best in managing investments in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to risks associated with investing in stocks of mid-sized companies.

Growth funds may underperform other funds that use different investing styles.

The Fund is subject to risks associated with investing in foreign securities.

Equity investments are subject to stock market risk and portfolio turnover risk.

Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

4	Annual Report 2011

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year,

15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell Midcap® Growth Index: An unmanaged index of mid-capitalization growth stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading

2011 Annual Report	5

Important Disclosures (Continued)

large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of American Century Investment Management, Inc.; Neuberger Berman Management LLC; or Wells Capital Management, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of American Century Investment Management, Inc.; Neuberger Berman Management LLC; or Wells Capital Management, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager Mid Cap Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager Mid Cap Growth Fund (Class I at NAV) registered (4.23)% versus (1.65)% for its benchmark, the Russell Midcap® Growth Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Mid-Cap Growth Funds (consisting of 125 funds as of December 31, 2011) was (5.38)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to Fund performance relative to the Fund’s benchmark during the reporting period were investments in the energy, industrials and telecommunication services sectors.

Fund holding Fastenal Co., a wholesale and retail seller of industrial and construction supplies, boosted relative Fund performance during the reporting period. The company posted strong growth and earnings for the reporting period. This, coupled with the Fund’s overweight position in the holding during the reporting period, made Fastenal the best contributor to relative Fund results.

Fund holding Dollar Tree, Inc., an operator of discount variety stores offering merchandise at the fixed price of one dollar, continued to benefit during the reporting period from budget-conscious consumers trading down from more expensive retail options. In addition, Dollar Tree did well to hold those market share gains even as the economy improved. The Fund’s position in Dollar Tree made a positive relative contribution during the reporting period.

The Fund’s overweight position in the solid-performing Alexion Pharmaceuticals, Inc. was another positive contributor to relative Fund performance during the reporting period. Alexion Pharmaceuticals is a biopharmaceutical company engaged in the discovery, development and commercialization of therapeutic products aimed at treating patients with severe and rare, life-threatening disease states. Alexion continued to exceed expectations and raise guidance throughout 2011, driven by its successful international rollout and potential new indications for its primary drug, Soliris.

What areas of investment detracted from Fund performance?

The most significant detractors from relative Fund performance for the period were the information technology, health care and materials sectors.

The Fund’s holdings in Rovi Corp., a provider of integrated product and service solutions related to interaction with digital media and entertainment, detracted from relative Fund performance during the reporting period. Rovi’s offerings include interactive program guides, databases, advertising and media recognition technologies. Toward the end of the reporting period Rovi’s results and future guidance were significantly worse than expected, and the Fund sold its position.

Another Fund holding, NII Holdings, Inc., underperformed during the reporting period. The company provides wireless communication services under the Nextel brand through operating companies located in selected Latin American markets, with its principal operations located in Mexico, Brazil, Argentina, Peru and Chile. Inconsistent results across various markets as well as emerging market and currency worries pressured the stock.

Fund holding and oilfield services provider Complete Production Services, Inc., which was not a benchmark holding during the reporting period, posted disappointing returns, making it a detractor from relative Fund performance for the reporting period.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:

American Century Investment Management, Inc.

Portfolio Managers:

Bradley J. Eixmann, CFA and Bryan Unterhalter

Subadviser:

Neuberger Berman Management LLC

Portfolio Manager:

Kenneth J. Turek, CFA

Subadviser:

Wells Capital Management, Inc.

Portfolio Managers:

Thomas J. Pence, CFA and Michael T. Smith, CFA

2011 Annual Report	7

Fund Performance	NVIT Multi-Manager Mid Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(4.23)%	0.50%
Class II	(4.45)%	0.24%
Class Y	(4.13)%	0.58%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
[2]	Since inception date of March 25, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.92%	0.89%
Class II	1.17%	1.14%
Class Y	0.85%	0.82%
*	Current effective prospectus dated May 1, 2011. The differences between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Mid Cap Growth Fund since inception versus performance of the Russell Midcap® Growth Index(a) and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell Midcap® Growth Index is an unmanaged index of mid-capitalization growth stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at (the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager Mid Cap Growth Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	897.80	4.31	0.90
	Hypothetical	[b]	1,000.00	1,020.67	4.58	0.90
Class II Shares	Actual		1,000.00	896.90	5.50	1.15
	Hypothetical	[b]	1,000.00	1,019.41	5.85	1.15
Class Y Shares	Actual		1,000.00	898.10	3.97	0.83
	Hypothetical	[b]	1,000.00	1,021.02	4.23	0.83

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Multi-Manager Mid Cap Growth Fund
December 31, 2011

Asset Allocation
Common Stocks	98.8%
Repurchase Agreement	4.3%
Mutual Fund	0.9%
Liabilities in excess of other assets	(4.0%)

100.0%

Top Industries †
Software	8.2%
Specialty Retail	5.8%
Oil, Gas & Consumable Fuels	5.3%
Machinery	4.7%
Energy Equipment & Services	4.5%
Aerospace & Defense	3.7%
Semiconductors & Semiconductor Equipment	3.6%
Information Technology Services	3.2%
Biotechnology	3.2%
Internet Software & Services	3.1%
Other Industries*	54.7%

100.0%

Top Holdings †
Alexion Pharmaceuticals, Inc.	1.9%
Airgas, Inc.	1.9%
Kansas City Southern	1.8%
SBA Communications Corp., Class A	1.6%
Oil States International, Inc.	1.5%
TransDigm Group, Inc.	1.4%
Concho Resources, Inc.	1.4%
Affiliated Managers Group, Inc.	1.3%
Trimble Navigation Ltd.	1.3%
Dollar Tree, Inc.	1.2%
Other Holdings*	84.7%

100.0%

Top Countries †
United States	89.3%
Argentina	1.4%
Singapore	1.2%
Netherlands	1.1%
Israel	1.0%
Canada	0.4%
United Kingdom	0.4%
Bermuda	0.3%
Ireland	0.3%
China	0.2%
Other Countries*	4.4%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.8%

	Shares	Market Value

ARGENTINA 1.4%
Hotels, Restaurants & Leisure 0.8%
Arcos Dorados Holdings, Inc., Class A (a)	304,408	$6,249,496

Internet Software & Services 0.6%
MercadoLibre, Inc.	57,400	4,565,596

		10,815,092

BERMUDA 0.3%
Energy Equipment & Services 0.3%
Nabors Industries Ltd. *	142,000	2,462,280

CANADA 0.4%
Machinery 0.2%
Westport Innovations, Inc. * (a)	62,900	2,090,796

Metals & Mining 0.2%
Agnico-Eagle Mines Ltd.	38,000	1,380,160

		3,470,956

CHINA 0.3%
Internet Software & Services 0.3%
Baidu, Inc., ADR *	16,608	1,934,334

HONG KONG 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Michael Kors Holdings Ltd. *	49,067	1,337,076

IRELAND 0.3%
Pharmaceuticals 0.3%
Elan Corp. PLC, ADR *	80,560	1,106,894
Shire PLC	37,206	1,293,061

		2,399,955

ISRAEL 1.0%
Semiconductors & Semiconductor Equipment 0.2%
EZchip Semiconductor Ltd. *	62,100	1,759,293

Software 0.8%
Check Point Software Technologies Ltd. * (a)	115,800	6,084,132

		7,843,425

NETHERLANDS 1.2%
Electrical Equipment 0.4%
Sensata Technologies Holding NV *	100,000	2,628,000

Energy Equipment & Services 0.8%
Core Laboratories NV (a)	56,200	6,403,990

		9,031,990

SINGAPORE 1.3%
Semiconductors & Semiconductor Equipment 1.3%
Avago Technologies Ltd.	336,129	9,700,683

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 0.4%
Semiconductors & Semiconductor Equipment 0.4%
ARM Holdings PLC	351,252	$3,242,221

UNITED STATES 92.0%
Aerospace & Defense 3.8%
BE Aerospace, Inc. *	149,639	5,792,526
HEICO Corp. (a)	51,250	2,997,100
Precision Castparts Corp.	22,000	3,625,380
TransDigm Group, Inc. *	121,243	11,600,530
Triumph Group, Inc.	90,900	5,313,105

		29,328,641

Auto Components 1.6%
BorgWarner, Inc. *	131,623	8,389,650
Gentex Corp.	122,900	3,636,611

		12,026,261

Automobiles 0.5%
Tesla Motors, Inc. * (a)	134,706	3,847,203

Beverages 0.2%
Beam, Inc.	30,000	1,536,900

Biotechnology 3.3%
Alexion Pharmaceuticals, Inc. *	217,893	15,579,350
BioMarin Pharmaceutical, Inc. *	92,752	3,188,814
Cepheid, Inc. *	48,484	1,668,334
Cubist Pharmaceuticals, Inc. *	95,500	3,783,710
Inhibitex, Inc. *	122,700	1,342,338

		25,562,546

Building Products 0.2%
Fortune Brands Home & Security, Inc. *	100,000	1,703,000

Capital Markets 1.7%
Affiliated Managers Group, Inc. *	107,427	10,307,621
KKR & Co. LP	93,070	1,194,088
LPL Investment Holdings, Inc. *	57,715	1,762,616

		13,264,325

Chemicals 3.0%
Airgas, Inc.	196,156	15,315,861
Albemarle Corp.	25,667	1,322,107
Ashland, Inc.	40,000	2,286,400
FMC Corp.	15,206	1,308,324
Rockwood Holdings, Inc. *	22,767	896,337
Sigma-Aldrich Corp.	27,200	1,698,912

		22,827,941

Commercial Banks 0.1%
East West Bancorp, Inc.	39,355	777,261

Commercial Services & Supplies 1.2%
Clean Harbors, Inc. *	22,755	1,450,176
Stericycle, Inc. *	96,897	7,550,214

		9,000,390

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Communications Equipment 1.4%
Acme Packet, Inc. *	151,700	$4,689,047
F5 Networks, Inc. *	45,600	4,839,072
Ubiquiti Networks, Inc. * (a)	78,115	1,424,036

		10,952,155

Construction & Engineering 0.1%
Quanta Services, Inc. *	36,387	783,776

Consumer Finance 0.3%
Discover Financial Services	76,894	1,845,456
First Cash Financial Services, Inc. *	20,491	719,029

		2,564,485

Containers & Packaging 0.3%
Crown Holdings, Inc. *	45,080	1,513,786
Rock-Tenn Co., Class A	15,937	919,565

		2,433,351

Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A *	14,577	785,263
Weight Watchers International, Inc.	64,400	3,542,644

		4,327,907

Diversified Financial Services 1.0%
IntercontinentalExchange, Inc. *	31,900	3,845,545
MSCI, Inc., Class A *	122,600	4,037,218

		7,882,763

Diversified Telecommunication Services 0.5%
Iridium Communications, Inc. * (a)	451,700	3,482,607

Electrical Equipment 1.6%
AMETEK, Inc.	105,000	4,420,500
Polypore International, Inc. * (a)	71,735	3,155,623
Roper Industries, Inc.	57,500	4,995,025

		12,571,148

Electronic Equipment, Instruments & Components 1.7%
National Instruments Corp.	65,500	1,699,725
Trimble Navigation Ltd. *	232,483	10,089,762
Universal Display Corp. * (a)	40,000	1,467,600

		13,257,087

Energy Equipment & Services 3.5%
Atwood Oceanics, Inc. *	101,744	4,048,394
Cameron International Corp. *	25,000	1,229,750
CARBO Ceramics, Inc.	40,000	4,933,200
National Oilwell Varco, Inc.	55,324	3,761,479
Oceaneering International, Inc.	25,803	1,190,292
Oil States International, Inc. *	158,220	12,083,261

		27,246,376

Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	89,638	6,237,012

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Food Products 1.4%
Hain Celestial Group, Inc. (The) *	110,200	$4,039,932
JM Smucker Co. (The)	11,058	864,404
Mead Johnson Nutrition Co.	81,833	5,624,382

		10,528,718

Gas Utilities 0.2%
ONEOK, Inc.	18,334	1,589,375

Health Care Equipment & Supplies 2.5%
Alere, Inc. *	120,122	2,773,617
Edwards Lifesciences Corp. *	25,000	1,767,500
Gen-Probe, Inc. *	41,700	2,465,304
HeartWare International, Inc. * (a)	29,000	2,001,000
Intuitive Surgical, Inc. *	7,400	3,426,274
MAKO Surgical Corp. *	39,789	1,003,081
Masimo Corp. *	50,000	934,250
NxStage Medical, Inc. *	132,500	2,355,850
Volcano Corp. *	106,500	2,533,635

		19,260,511

Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	78,000	2,900,820
Catalyst Health Solutions, Inc. *	146,436	7,614,672
DaVita, Inc. *	35,000	2,653,350
HMS Holdings Corp. *	170,000	5,436,600
MEDNAX, Inc. *	72,900	5,249,529
Team Health Holdings, Inc. *	7,543	166,474

		24,021,445

Health Care Technology 1.9%
athenahealth, Inc. * (a)	82,900	4,072,048
Cerner Corp. *	91,016	5,574,730
Quality Systems, Inc.	45,000	1,664,550
SXC Health Solutions Corp. *	52,952	2,990,729

		14,302,057

Hotels, Restaurants & Leisure 2.1%
Bally Technologies, Inc. *	14,567	576,271
Buffalo Wild Wings, Inc. *	66,000	4,455,660
Chipotle Mexican Grill, Inc. *	15,471	5,225,176
Domino’s Pizza, Inc. *	22,117	750,872
Panera Bread Co., Class A *	8,950	1,265,977
Starwood Hotels & Resorts Worldwide, Inc.	36,900	1,770,093
Wynn Resorts Ltd.	17,500	1,933,575

		15,977,624

Household Durables 0.6%
Tempur-Pedic International, Inc. *	95,483	5,015,722

Household Products 0.7%
Church & Dwight Co., Inc.	111,128	5,085,217

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Information Technology Services 3.3%
Alliance Data Systems Corp. *	35,265	$3,661,917
Cognizant Technology Solutions Corp., Class A *	78,511	5,049,042
Gartner, Inc. *	170,053	5,912,743
ServiceSource International, Inc. *	245,668	3,854,531
Teradata Corp. *	54,570	2,647,191
VeriFone Systems, Inc. *	130,000	4,617,600

		25,743,024

Internet & Catalog Retail 0.5%
priceline.com, Inc. *	3,990	1,866,163
Shutterfly, Inc. * (a)	91,200	2,075,712

		3,941,875

Internet Software & Services 2.4%
Angie’s List, Inc. * (a)	118,960	1,915,256
DealerTrack Holdings, Inc. *	116,775	3,183,286
Equinix, Inc. *	59,500	6,033,300
LogMeIn, Inc. *	73,674	2,840,133
Rackspace Hosting, Inc. *	107,586	4,627,274

		18,599,249

Life Sciences Tools & Services 1.2%
Bruker Corp. *	221,803	2,754,794
Covance, Inc. *	60,346	2,759,019
Mettler-Toledo International, Inc. *	8,196	1,210,631
Waters Corp. *	31,900	2,362,195

		9,086,639

Machinery 4.7%
AGCO Corp. *	15,500	666,035
Chart Industries, Inc. *	108,439	5,863,297
Cummins, Inc.	30,000	2,640,600
Donaldson Co., Inc.	63,700	4,336,696
Graco, Inc.	137,100	5,606,019
Joy Global, Inc.	65,374	4,901,089
Pall Corp.	80,964	4,627,092
Robbins & Myers, Inc.	77,100	3,743,205
Titan International, Inc.	40,439	786,943
Wabtec Corp.	45,044	3,150,828

		36,321,804

Marine 0.3%
Kirby Corp. *	30,790	2,027,214

Media 1.1%
AMC Networks, Inc., Class A *	35,000	1,315,300
CBS Corp. Non-Voting Shares, Class B	85,521	2,321,040
Discovery Communications, Inc., Class A *	65,100	2,667,147
National CineMedia, Inc.	167,048	2,071,395

		8,374,882

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Metals & Mining 0.3%
Carpenter Technology Corp.	17,780	$915,314
Cliffs Natural Resources, Inc.	27,716	1,728,093

		2,643,407

Multiline Retail 1.8%
Dollar Tree, Inc. *	117,698	9,781,881
Nordstrom, Inc.	75,200	3,738,192

		13,520,073

Oil, Gas & Consumable Fuels 5.5%
Approach Resources, Inc. * (a)	101,720	2,991,585
Cabot Oil & Gas Corp.	115,261	8,748,310
Concho Resources, Inc. *	118,406	11,100,563
Denbury Resources, Inc. *	132,500	2,000,750
Gulfport Energy Corp. *	71,800	2,114,510
Laredo Petroleum Holdings, Inc. *	37,700	840,710
Oasis Petroleum, Inc. *	50,000	1,454,500
Pioneer Natural Resources Co.	36,600	3,274,968
QEP Resources, Inc.	75,000	2,197,500
SandRidge Energy, Inc. *	379,025	3,092,844
SM Energy Co.	64,094	4,685,271

		42,501,511

Pharmaceuticals 2.7%
Impax Laboratories, Inc. *	143,900	2,902,463
Medicis Pharmaceutical Corp., Class A	45,000	1,496,250
Perrigo Co.	62,067	6,039,119
Questcor Pharmaceuticals, Inc. *	47,883	1,990,975
Salix Pharmaceuticals Ltd. *	65,000	3,110,250
Watson Pharmaceuticals, Inc. *	83,078	5,012,927

		20,551,984

Professional Services 1.1%
Nielsen Holdings NV *	57,500	1,707,175
Verisk Analytics, Inc., Class A *	169,560	6,804,443

		8,511,618

Real Estate Management & Development 1.0%
CBRE Group, Inc. *	278,865	4,244,325
Jones Lang LaSalle, Inc.	55,000	3,369,300

		7,613,625

Road & Rail 2.9%
Hertz Global Holdings, Inc. *	342,718	4,016,655
J.B. Hunt Transport Services, Inc.	85,900	3,871,513
Kansas City Southern *	208,080	14,151,521

		22,039,689

Semiconductors & Semiconductor Equipment 1.9%
Altera Corp.	46,500	1,725,150
Atmel Corp. *	260,500	2,110,050
Cavium, Inc. *	95,000	2,700,850
Ceva, Inc. *	66,600	2,015,316

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corp. *	50,305	$849,651
Microchip Technology, Inc. (a)	136,063	4,983,988

		14,385,005

Software 7.7%
ANSYS, Inc. *	75,600	4,330,368
Ariba, Inc. *	70,000	1,965,600
Aspen Technology, Inc. *	281,800	4,889,230
BroadSoft, Inc. * (a)	151,300	4,569,260
Citrix Systems, Inc. *	81,663	4,958,577
Electronic Arts, Inc. *	65,000	1,339,000
Fortinet, Inc. *	171,606	3,742,727
Informatica Corp. *	115,000	4,246,950
MICROS Systems, Inc. *	70,000	3,260,600
NetSuite, Inc. *	34,295	1,390,662
QLIK Technologies, Inc. *	286,315	6,928,823
Red Hat, Inc. *	112,700	4,653,383
Salesforce.com, Inc. *	23,000	2,333,580
Solera Holdings, Inc.	55,324	2,464,131
SuccessFactors, Inc. *	77,470	3,088,729
TIBCO Software, Inc. *	204,900	4,899,159
Zynga, Inc., Class A * (a)	33,000	310,530

		59,371,309

Specialty Retail 6.0%
Bed Bath & Beyond, Inc. *	76,000	4,405,720
Dick’s Sporting Goods, Inc.	91,100	3,359,768
DSW, Inc., Class A	81,033	3,582,469
GNC Holdings, Inc., Class A *	26,706	773,139
O’Reilly Automotive, Inc. *	86,233	6,894,328
PetSmart, Inc.	48,576	2,491,463
Ross Stores, Inc.	189,800	9,021,194
Tiffany & Co.	11,167	739,925
Tractor Supply Co.	73,064	5,125,440
Ulta Salon Cosmetics & Fragrance, Inc. *	34,834	2,261,423
Vitamin Shoppe, Inc. *	89,300	3,561,284
Williams-Sonoma, Inc.	101,700	3,915,450

		46,131,603

Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc.	54,600	3,332,784
Deckers Outdoor Corp. *	59,113	4,467,169
Fossil, Inc. *	13,335	1,058,266
PVH Corp.	50,100	3,531,549
Under Armour, Inc., Class A *	48,200	3,460,278
Vera Bradley, Inc. * (a)	111,200	3,586,200
VF Corp.	5,854	743,400

		20,179,646

Trading Companies & Distributors 2.5%
Fastenal Co. (a)	203,497	8,874,504
MSC Industrial Direct Co., Inc., Class A	45,500	3,255,525

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc. *	56,618	$1,673,062
WESCO International, Inc. *	101,400	5,375,214

		19,178,305

Transportation Infrastructure 0.5%
Wesco Aircraft Holdings, Inc. *	273,266	3,822,991

Wireless Telecommunication Services 2.1%
American Tower Corp., Class A	60,000	3,600,600
SBA Communications Corp., Class A *	299,106	12,849,594

		16,450,194

		708,389,451

Total Common Stocks (cost $671,798,184)		760,627,463

Mutual Fund 0.9%
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (b)	6,693,059	6,693,059

Total Mutual Fund (cost $6,693,059)		6,693,059

Repurchase Agreement 4.3%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/11, due 01/03/12, repurchase price $33,405,115, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $34,073,178. (c)	$33,405,003	$33,405,003

Total Repurchase Agreement (cost $33,405,003)		33,405,003

Total Investments (cost $711,896,246) (d) — 104.0%		800,725,525
Liabilities in excess of other assets — (4.0)%		(30,947,679)

NET ASSETS — 100.0%		$769,777,846

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $37,263,292, which was

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

collateralized by a repurchase agreement with a value of $33,405,003 and $4,920,953 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 1.88% and maturity dates ranging from 04/30/12 to 07/15/19, a total value of $38,325,956.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $33,405,003.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

At December 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	1/31/12	(2,338,896)	$(3,662,126)	$(3,631,381)	$30,745

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi-Manager Mid Cap Growth Fund
Assets:
Investments, at value* (cost $678,491,243)	$767,320,522
Repurchase agreements, at value and cost	33,405,003

Total Investments	800,725,525

Dividends receivable	93,660
Security lending income receivable	61,803
Receivable for investments sold	8,016,009
Receivable for capital shares issued	195,458
Unrealized appreciation on forward foreign currency contracts (Note 2)	30,745
Prepaid expenses	2,072

Total Assets	809,125,272

Liabilities:
Payable for investments purchased	3,716,961
Payable for capital shares redeemed	994,844
Cash overdraft (Note 2)	549,955
Payable upon return of securities loaned (Note 2)	33,405,003
Accrued expenses and other payables:
Investment advisory fees	507,201
Fund administration fees	24,821
Distribution fees	29,314
Administrative servicing fees	39,100
Accounting and transfer agent fees	1,547
Trustee fees	6,973
Custodian fees	4,691
Compliance program costs (Note 3)	552
Professional fees	16,577
Printing fees	48,579
Other	1,308

Total Liabilities	39,347,426

Net Assets	$769,777,846

Represented by:
Capital	$613,747,964
Accumulated net investment loss	(29,329)
Accumulated net realized gains from investment, futures and foreign currency transactions	67,199,515
Net unrealized appreciation/(depreciation) from investments	88,829,279
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	30,745
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(328)

Net Assets	$769,777,846

*	Includes value of securities on loan of $37,263,292 (Note 2).

2011 Annual Report	17

Statement of Assets and Liabilities (Continued)

December 31, 2011

NVIT Multi-Manager Mid Cap Growth Fund
Net Assets:
Class I Shares	$377,848,284
Class II Shares	135,634,593
Class Y Shares	256,294,969

Total	$769,777,846

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	37,072,309
Class II Shares	13,439,959
Class Y Shares	25,066,676

Total	75,578,944

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.19
Class II Shares	$10.09
Class Y Shares	$10.22

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi-Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$3,748,196
Income from securities lending (Note 2)	164,167
Other income	1,441
Foreign tax withholding	(10,439)

Total Income	3,903,365

EXPENSES:
Investment advisory fees	6,586,118
Fund administration fees	312,670
Distribution fees Class II Shares	357,189
Administrative servicing fees Class I Shares	299,058
Administrative servicing fees Class II Shares	100,013
Professional fees	58,130
Printing fees	141,124
Trustee fees	29,728
Custodian fees	30,216
Accounting and transfer agent fees	189
Compliance program costs (Note 3)	2,154
Other	17,161

Total expenses before earnings credit and fees waived	7,933,750

Earnings credit (Note 4)	(71)
Investment advisory fees waived (Note 3)	(5,543)

Net Expenses	7,928,136

NET INVESTMENT LOSS	(4,024,771)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	141,744,561
Net realized gains from futures transactions (Note 2)	816,392
Net realized losses from forward and foreign currency transactions (Note 2)	(31,400)

Net realized gains from investment, futures, forward and foreign currency transactions	142,529,553

Net change in unrealized appreciation/(depreciation) from investments	(176,957,844)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	96,307
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(211)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(176,861,748)

Net realized/unrealized losses from investments, futures, forward and foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(34,332,195)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,356,966)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment loss	$(4,024,771)	$(1,991,087)
Net realized gains from investment, futures, forward and foreign currency transactions	142,529,553	45,192,582
Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(176,861,748)	150,596,676

Change in net assets resulting from operations	(38,356,966)	193,798,171

Change in net assets from capital transactions	(109,111,355)	(352,463)

Change in net assets	(147,468,321)	193,445,708

Net Assets:
Beginning of year	917,246,167	723,800,459

End of year	$769,777,846	$917,246,167

Accumulated undistributed net investment income/(loss) at end of year	$(29,329)	$65,248

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,210,823	$6,328,615
Dividends reinvested	–	–
Cost of shares redeemed	(77,030,994)	(77,932,314)

Total Class I	(70,820,171)	(71,603,699)

Class II Shares
Proceeds from shares issued	12,018,656	32,712,561
Dividends reinvested	–	–
Cost of shares redeemed	(35,186,821)	(86,526,978)

Total Class II	(23,168,165)	(53,814,417)

Class Y Shares
Proceeds from shares issued	95,577,299	138,611,009
Dividends reinvested	–	–
Cost of shares redeemed	(110,700,318)	(13,545,356)

Total Class Y	(15,123,019)	125,065,653

Change in net assets from capital transactions	$(109,111,355)	$(352,463)

SHARE TRANSACTIONS:
Class I Shares
Issued	574,511	697,883
Reinvested	–	–
Redeemed	(7,237,588)	(8,680,023)

Total Class I Shares	(6,663,077)	(7,982,140)

Class II Shares
Issued	1,307,726	3,836,654
Reinvested	–	–
Redeemed	(3,302,328)	(9,523,615)

Total Class II Shares	(1,994,602)	(5,686,961)

20	Annual Report 2011

	NVIT Multi-Manager Mid Cap Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

Class Y Shares
Issued	8,924,362	15,065,355
Reinvested	–	–
Redeemed	(10,948,716)	(1,459,453)

Total Class Y Shares	(2,024,354)	13,605,902

Total change in shares	(10,682,033)	(63,199)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.64	(0.05)	(0.40)	(0.45)	–	–	–	$10.19	(4.23)%	$377,848,284	0.89%	(0.44)%	0.89%	139.33%
Year Ended December 31, 2010(e)	$8.39	(0.02)	2.27	2.25	–	–	–	$10.64	26.82%	$465,324,931	0.90%	(0.23)%	0.92%	85.24%
Year Ended December 31, 2009(e)	$6.61	(0.02)	1.80	1.78	–	–	–	$8.39	27.12%	$434,045,905	0.89%	(0.31)%	0.90%	146.76%
Period Ended December 31, 2008(f)	$10.00	(0.01)	(3.38)	(3.39)	–	–	–	$6.61	(33.90)%	$3,323,047	0.94%	(0.32)%	1.02%	108.89%

Class II Shares
Year Ended December 31, 2011(e)	$10.56	(0.07)	(0.40)	(0.47)	–	–	–	$10.09	(4.45)%	$135,634,593	1.14%	(0.69)%	1.14%	139.33%
Year Ended December 31, 2010(e)	$8.35	(0.04)	2.25	2.21	–	–	–	$10.56	26.47%	$163,001,390	1.15%	(0.47)%	1.17%	85.24%
Year Ended December 31, 2009(e)	$6.59	(0.04)	1.80	1.76	–	–	–	$8.35	26.71%	$176,404,557	1.15%	(0.56)%	1.18%	146.76%
Period Ended December 31, 2008(f)	$10.00	(0.02)	(3.39)	(3.41)	–	–	–	$6.59	(34.10)%	$82,944,963	1.18%	(0.57)%	1.26%	108.89%

Class Y Shares
Year Ended December 31, 2011(e)	$10.66	(0.04)	(0.40)	(0.44)	–	–	–	$10.22	(4.13)%	$256,294,969	0.82%	(0.37)%	0.82%	139.33%
Year Ended December 31, 2010(e)	$8.41	(0.01)	2.26	2.25	–	–	–	$10.66	26.75%	$288,919,846	0.83%	(0.12)%	0.84%	85.24%
Year Ended December 31, 2009(e)	$6.61	(0.02)	1.82	1.80	–	–	–	$8.41	27.23%	$113,349,997	0.83%	(0.24)%	0.85%	146.76%
Period Ended December 31, 2008(f)	$10.00	–	(3.39)	(3.39)	–	–	–	$6.61	(33.90)%	$33,016,515	0.82%	(0.14)%	0.99%	108.89%

Amounts designated as "—" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

22	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17,2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contract. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$29,328,641	$—	$—	$29,328,641
Auto Components	12,026,261	—	—	12,026,261
Automobiles	3,847,203	—	—	3,847,203
Beverages	1,536,900	—	—	1,536,900
Biotechnology	25,562,546	—	—	25,562,546
Building Products	1,703,000	—	—	1,703,000
Capital Markets	13,264,325	—	—	13,264,325
Chemicals	22,827,941	—	—	22,827,941
Commercial Banks	777,261	—	—	777,261
Commercial Services & Supplies	9,000,390	—	—	9,000,390
Communications Equipment	10,952,155	—	—	10,952,155
Construction & Engineering	783,776	—	—	783,776
Consumer Finance	2,564,485	—	—	2,564,485
Containers & Packaging	2,433,351	—	—	2,433,351
Diversified Consumer Services	4,327,907	—	—	4,327,907
Diversified Financial Services	7,882,763	—	—	7,882,763
Diversified Telecommunication Services	3,482,607	—	—	3,482,607
Electrical Equipment	15,199,148	—	—	15,199,148
Electronic Equipment, Instruments & Components	13,257,087	—	—	13,257,087

24	Annual Report 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Energy Equipment & Services	$36,112,646	$—	$—	$36,112,646
Food & Staples Retailing	6,237,012	—	—	6,237,012
Food Products	10,528,718	—	—	10,528,718
Gas Utilities	1,589,375	—	—	1,589,375
Health Care Equipment & Supplies	19,260,511	—	—	19,260,511
Health Care Providers & Services	24,021,445	—	—	24,021,445
Health Care Technology	14,302,057	—	—	14,302,057
Hotels, Restaurants & Leisure	22,227,120	—	—	22,227,120
Household Durables	5,015,722	—	—	5,015,722
Household Products	5,085,217	—	—	5,085,217
Information Technology Services	25,743,024	—	—	25,743,024
Internet & Catalog Retail	3,941,875	—	—	3,941,875
Internet Software & Services	25,099,179	—	—	25,099,179
Life Sciences Tools & Services	9,086,639	—	—	9,086,639
Machinery	38,412,600	—	—	38,412,600
Marine	2,027,214	—	—	2,027,214
Media	8,374,882	—	—	8,374,882
Metals & Mining	4,023,567	—	—	4,023,567
Multiline Retail	13,520,073	—	—	13,520,073
Oil, Gas & Consumable Fuels	42,501,511	—	—	42,501,511
Pharmaceuticals	21,658,878	1,293,061	—	22,951,939
Professional Services	8,511,618	—	—	8,511,618
Real Estate Management & Development	7,613,625	—	—	7,613,625
Road & Rail	22,039,689	—	—	22,039,689
Semiconductors & Semiconductor Equipment	25,844,981	3,242,221	—	29,087,202
Software	65,455,441	—	—	65,455,441
Specialty Retail	46,131,603	—	—	46,131,603
Textiles, Apparel & Luxury Goods	21,516,722	—	—	21,516,722
Trading Companies & Distributors	19,178,305	—	—	19,178,305
Transportation Infrastructure	3,822,991	—	—	3,822,991
Wireless Telecommunication Services	16,450,194	—	—	16,450,194
Total Common Stocks	$756,092,181	$4,535,282	$—	$760,627,463
Forward Foreign Currency Contracts	—	30,745	—	30,745
Mutual Fund	6,693,059	—	—	6,693,059
Repurchase Agreement	—	33,405,003	—	33,405,003
Total	$762,785,240	$37,971,030	$—	$800,756,270

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of December 31, 2011, the Fund had an overdrawn balance of $549,955 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/ (depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward and foreign currency contracts.”

(e)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of

26	Annual Report 2011

imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

At December 31, 2011, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	$30,745
Total		$30,745

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$816,392
Forward Foreign Currency Contracts
Currency risk	$(66,554)
Total	$749,838

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$96,307
Total	$96,307

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(f)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(h)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$37,263,292	$38,325,956*
*	Includes $4,920,953 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 1.88% and maturity dates ranging from 04/30/12 to 07/15/19.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, net operating losses, adjustments for return of capital distributions made for prior period tax returns, and adjustments for partnerships made for the prior year tax returns. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

28	Annual Report 2011

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions relates to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management LLC
American Century Investment Management, Inc.
Wells Capital Management, Inc.(a)
(a)	Effective January 15, 2011, Wells Capital Management, Inc. was named a subadviser to the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.82% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$77,392	$141,369	$—	$218,761

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $5,543, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as

30	Annual Report 2011

Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,154.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $399,071 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $1,205,100,153 and sales of $1,314,293,866 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and ”IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair

32	Annual Report 2011

value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The Fund did not make any distributions for the years ended December 31, 2011 and 2010.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$73,435,400	$73,435,400	$—	$—	$82,594,482	$156,029,882

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$718,222,614	$125,325,761	$(42,822,850)	$82,502,911

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $72,736,833 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager Mid Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Mid Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

34	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	35

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	37

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38	Annual Report 2011

NVIT Multi-Manager Mid Cap Value Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

18	Statement of Assets and Liabilities

20	Statement of Operations

21	Statements of Changes in Net Assets

23	Financial Highlights

24	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm

36	Supplemental Information

37	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-MCV (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to risks associated with investing in stocks of mid-sized companies.

Value funds may underperform other funds that use different investing styles.

Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds.

The Fund is subject to risks associated with investing in foreign securities.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which me st U.S. companies, based on market capitalization.

Russell Midcap® Value Index: An unmanaged index of mid-capitalization value stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of

2011 Annual Report	5

Important Disclosures (Continued)

medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2)% and Nationwide Mutual Fire Insurance Company (4.8)%, each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; or Thompson, Siegel & Walmsley LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; or Thompson, Siegel & Walmsley LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager Mid Cap Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager Mid Cap Value Fund (Class II at NAV) registered (2.32)% versus (1.38)% for its benchmark, the Russell Midcap® Value Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Core Funds (consisting of 226 funds as of December 31, 2011) was (2.39)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to Fund performance relative to the Fund’s benchmark for the reporting period were investments in the utilities and energy sectors. Two of the top-contributing individual Fund holdings were CenterPoint Energy, Inc. and EQT Corp. Both of these natural gas and energy companies posted strong dividends and earnings growth during the reporting period.

Fund holding Lorillard, Inc., a U.S. manufacturer of cigarettes, also helped Fund performance during the reporting period as investors sought the company’s attractive defensive and yield characteristics.

What areas of investment detracted from Fund performance?

The most significant detractors from relative Fund performance during the reporting period were investments in the financials, telecommunications services and consumer staples sectors.

Financial services company Comerica Inc. was the most significant detractor from relative Fund performance for the reporting period. The Fund’s overweight position in Comerica versus the Fund’s benchmark combined with the company’s struggle for strong returns detracted from relative Fund performance.

Fund holding Hospira, Inc., a specialty pharmaceutical and medication delivery company, was another detractor from relative Fund performance. The maker of injectable drugs underperformed after reporting a facility disruption at one of its major plants.

The Fund’s holdings in Newfield Exploration Co., an independent oil and gas company, also disappointed during the reporting period. The company suffered due to an inability to meet production targets and the negative impact of higher costs on Newfield’s share price.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:

American Century Investment Management, Inc.

Portfolio Managers:

Phillip N. Davidson, CFA; Michael Liss, CFA; and Kevin Toney, CFA

Subadviser:

Columbia Management Investment Advisers, LLC

Portfolio Managers:

Steve Schroll, Laton Spahr, CFA; and Paul Stocking

Subadviser:

Thompson, Siegel & Walmsley LLC

Portfolio Manager:

Brett P. Hawkins, CFA, CPA

2011 Annual Report	7

Fund Performance	NVIT Multi-Manager Mid Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(2.08)%	2.51%
Class II	(2.32)%	2.31%
Class Y	(2.06)%	2.57%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.99%	0.96%
Class II	1.10%	1.07%
Class Y	0.84%	0.81%
*	Current effective prospectus dated May 1, 2011. The differences between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Multi-Manager Mid Cap Value Fund since inception versus performance of the Russell® Midcap Value Index(a) and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell Midcap® Value Index is an unmanaged index of mid-capitalization value stocks of U.S. companies; measures the performance of the stocks of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager Mid Cap Value Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	919.80	3.92	0.81
	Hypothetical[b]	1,000.00	1,021.12	4.13	0.81
Class II Shares	Actual	1,000.00	918.70	5.17	1.07
	Hypothetical[b]	1,000.00	1,019.81	5.45	1.07
Class Y Shares	Actual	1,000.00	919.90	3.92	0.81
	Hypothetical[b]	1,000.00	1,021.12	4.13	0.81

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Multi-Manager Mid Cap Value Fund

Asset Allocation
Common Stocks	97.8%
Exchange Traded Fund	1.0%
Repurchase Agreement	0.9%
Mutual Fund	0.8%
Liabilities in excess of other assets	(0.5%)

100.0%

Top Industries†
Insurance	8.1%
Multi-Utilities	6.8%
Oil, Gas & Consumable Fuels	5.8%
Commercial Banks	5.2%
Health Care Providers & Services	4.2%
Electric Utilities	4.1%
Machinery	3.6%
Health Care Equipment & Supplies	3.5%
Pharmaceuticals	3.2%
Semiconductors & Semiconductor Equipment	3.1%
Other Industries *	52.4%

100.0%

Top Holdings†
Republic Services, Inc.	1.9%
Ralcorp Holdings, Inc.	1.4%
PG&E Corp.	1.3%
Bemis Co., Inc.	1.2%
Xcel Energy, Inc.	1.2%
HCC Insurance Holdings, Inc.	1.2%
Northern Trust Corp.	1.1%
Mylan, Inc.	1.1%
Dr Pepper Snapple Group, Inc.	1.1%
Aon Corp.	1.1%
Other Holdings *	87.4%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 97.8%

	Shares	Market Value

Aerospace & Defense 1.0%
Alliant Techsystems, Inc.	68,100	$3,892,596
Exelis, Inc.	202,356	1,831,322
Huntington Ingalls Industries, Inc.*	24,520	766,985
Northrop Grumman Corp.	11,600	678,368

		7,169,271

Airlines 0.8%
Delta Air Lines, Inc.*	103,956	841,004
Southwest Airlines Co.	392,710	3,361,598
United Continental Holdings, Inc.*	68,439	1,291,444
US Airways Group, Inc.*	62,142	315,060

		5,809,106

Auto Components 1.0%
Lear Corp.	73,100	2,909,380
TRW Automotive Holdings Corp.*	61,929	2,018,886
Visteon Corp.*	45,763	2,285,404

		7,213,670

Automobiles 0.3%
Ford Motor Co.*	178,814	1,924,039

Beverages 1.1%
Dr Pepper Snapple Group, Inc.	209,800	8,282,904

Building Products 0.3%
A.O. Smith Corp.	52,823	2,119,259

Capital Markets 2.6%
Charles Schwab Corp. (The)	172,100	1,937,846
Franklin Resources, Inc.	11,499	1,104,594
Invesco Ltd.	167,960	3,374,316
Lazard Ltd., Class A	36,475	952,362
Northern Trust Corp.	210,935	8,365,682
State Street Corp.	17,924	722,517
T. Rowe Price Group, Inc.	19,800	1,127,610
TD Ameritrade Holding Corp.	101,700	1,591,605

		19,176,532

Chemicals 2.5%
Agrium, Inc.(a)	6,872	461,180
CF Industries Holdings, Inc.	23,800	3,450,524
Eastman Chemical Co.	112,391	4,389,992
Huntsman Corp.	108,947	1,089,470
LyondellBasell Industries NV, Class A	21,400	695,286
Minerals Technologies, Inc.	36,056	2,038,246
Olin Corp.	79,900	1,570,035
PPG Industries, Inc.	58,613	4,893,599

		18,588,332

Commercial Banks 5.2%
CIT Group, Inc.*	216,893	7,563,059
City National Corp.	28,400	1,254,712

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Comerica, Inc.	311,999	$8,049,574
Commerce Bancshares, Inc.	99,054	3,775,939
Cullen/Frost Bankers, Inc.	47,610	2,519,045
East West Bancorp, Inc.	84,900	1,676,775
Fifth Third Bancorp	150,624	1,915,937
First Republic Bank/San Francisco CA*	108,400	3,318,124
Huntington Bancshares, Inc.	231,085	1,268,657
KeyCorp	407,936	3,137,028
SunTrust Banks, Inc.	123,874	2,192,570
TCF Financial Corp.	78,420	809,294
Westamerica Bancorporation	37,318	1,638,260

		39,118,974

Commercial Services & Supplies 2.1%
Cintas Corp.	6,400	222,784
Republic Services, Inc.	510,524	14,064,936
Waste Management, Inc.	50,691	1,658,103

		15,945,823

Communications Equipment 0.3%
Emulex Corp.*	106,015	727,263
Harris Corp.	34,300	1,236,172
Juniper Networks, Inc.*	29,958	611,443

		2,574,878

Computers & Peripherals 1.1%
Diebold, Inc.	36,016	1,083,001
SanDisk Corp.*	43,700	2,150,477
Western Digital Corp.*	165,299	5,116,004

		8,349,482

Construction & Engineering 1.3%
Chicago Bridge & Iron Co. NV, NYRS-NL	55,883	2,112,377
EMCOR Group, Inc.	99,369	2,664,083
Jacobs Engineering Group, Inc.*	29,543	1,198,855
KBR, Inc.	43,798	1,220,650
URS Corp.*	72,700	2,553,224

		9,749,189

Containers & Packaging 2.0%
Bemis Co., Inc.	318,507	9,580,691
Crown Holdings, Inc.*	129,200	4,338,536
Rock-Tenn Co., Class A	12,966	748,138

		14,667,365

Diversified Consumer Services 1.5%
Apollo Group, Inc., Class A*	20,436	1,100,887
Capella Education Co.*	18,629	671,576
Corinthian Colleges, Inc.*(a)	173,965	377,504
DeVry, Inc.	114,283	4,395,324

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Diversified Consumer Services (continued)
H&R Block, Inc.	242,600	$3,961,658
ITT Educational Services, Inc.*(a)	11,080	630,341

		11,137,290

Diversified Financial Services 0.1%
PICO Holdings, Inc.*	26,629	548,025

Diversified Telecommunication Services 2.0%
CenturyLink, Inc.	157,348	5,853,345
tw telecom, inc.*	108,800	2,108,544
Windstream Corp.	593,882	6,972,175

		14,934,064

Electric Utilities 4.1%
Empire District Electric Co. (The)	175,593	3,703,256
Entergy Corp.	21,136	1,543,985
FirstEnergy Corp.	25,495	1,129,429
Great Plains Energy, Inc.	197,566	4,302,987
IDACORP, Inc.	35,100	1,488,591
Northeast Utilities	73,620	2,655,473
NV Energy, Inc.	308,405	5,042,422
Pepco Holdings, Inc.	112,567	2,285,110
Pinnacle West Capital Corp.	32,566	1,569,030
Portland General Electric Co.	73,996	1,871,359
Westar Energy, Inc.	177,269	5,101,802

		30,693,444

Electrical Equipment 2.1%
Brady Corp., Class A	23,264	734,444
Cooper Industries PLC	113,457	6,143,696
Emerson Electric Co.	26,800	1,248,612
Hubbell, Inc., Class B	27,946	1,868,470
Rockwell Automation, Inc.	30,340	2,226,046
Thomas & Betts Corp.*	70,340	3,840,564

		16,061,832

Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	32,048	1,454,659
Avnet, Inc.*	69,465	2,159,667
Molex, Inc., Class A	87,190	1,724,618

		5,338,944

Energy Equipment & Services 1.0%
C&J Energy Services, Inc.*(a)	40,895	855,932
McDermott International, Inc.*	87,345	1,005,341
Nabors Industries Ltd.*	102,212	1,772,356
Noble Corp.*	87,940	2,657,547
Patterson-UTI Energy, Inc.	78,400	1,566,432

		7,857,608

Food & Staples Retailing 0.5%
Sysco Corp.	117,846	3,456,423

Common Stocks (continued)

	Shares	Market Value

Food Products 2.5%
Dean Foods Co.*	94,444	$1,057,773
General Mills, Inc.	22,341	902,800
H.J. Heinz Co.	24,960	1,348,838
Kellogg Co.	54,043	2,732,955
Ralcorp Holdings, Inc.*	122,335	10,459,642
Sara Lee Corp.	112,158	2,122,029

		18,624,037

Gas Utilities 0.3%
AGL Resources, Inc.	43,885	1,854,580
Questar Corp.	33,172	658,796

		2,513,376

Health Care Equipment & Supplies 3.5%
Becton, Dickinson and Co.	45,200	3,377,344
Boston Scientific Corp.*	462,923	2,472,009
CareFusion Corp.*	179,265	4,555,123
Covidien PLC	28,400	1,278,284
Hologic, Inc.*	230,170	4,030,277
Teleflex, Inc.	38,204	2,341,523
Zimmer Holdings, Inc.*	152,176	8,129,242

		26,183,802

Health Care Providers & Services 4.2%
AmerisourceBergen Corp.	134,000	4,983,460
Cigna Corp.	155,784	6,542,928
Humana, Inc.	41,179	3,607,692
LifePoint Hospitals, Inc.*	113,676	4,223,064
Mednax, Inc.*	54,600	3,931,746
Patterson Cos., Inc.	117,869	3,479,493
Quest Diagnostics, Inc.	71,600	4,157,096
Select Medical Holdings Corp.*	34,609	293,484

		31,218,963

Hotels, Restaurants & Leisure 1.0%
CEC Entertainment, Inc.	62,221	2,143,514
International Speedway Corp., Class A	49,649	1,258,602
Penn National Gaming, Inc.*	67,614	2,574,065
Royal Caribbean Cruises Ltd.	40,703	1,008,213
Speedway Motorsports, Inc.	34,288	525,635

		7,510,029

Household Durables 0.6%
D.R. Horton, Inc.	49,770	627,599
Lennar Corp., Class A	42,795	840,922
Whirlpool Corp.	67,153	3,186,410

		4,654,931

Household Products 0.9%
Clorox Co. (The)	36,571	2,434,166
Kimberly-Clark Corp.	55,476	4,080,814

		6,514,980

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 1.0%
Koninklijke Philips Electronics NV	165,119	$3,464,477
Tyco International Ltd.	89,534	4,182,133

		7,646,610

Information Technology Services 2.7%
Amdocs Ltd.*	195,780	5,585,604
Booz Allen Hamilton Holding Corp.*	109,101	1,881,992
Fidelity National Information Services, Inc.	125,641	3,340,794
Global Payments, Inc.	71,200	3,373,456
SAIC, Inc.*	229,200	2,816,868
Western Union Co. (The)	173,900	3,175,414

		20,174,128

Insurance 8.1%
ACE Ltd.	15,714	1,101,866
Allstate Corp. (The)	134,097	3,675,599
Aon Corp.	174,164	8,150,875
Arch Capital Group Ltd.*	104,100	3,875,643
Assurant, Inc.	50,189	2,060,760
Axis Capital Holdings Ltd.	41,060	1,312,278
Chubb Corp. (The)	8,442	584,355
Everest Re Group Ltd.	23,148	1,946,515
HCC Insurance Holdings, Inc.	318,397	8,755,918
Lincoln National Corp.	105,208	2,043,139
Marsh & McLennan Cos., Inc.	152,623	4,825,939
PartnerRe Ltd.	97,532	6,262,530
Symetra Financial Corp.	119,410	1,083,049
Torchmark Corp.	20,136	873,701
Transatlantic Holdings, Inc.	20,608	1,127,876
Travelers Cos., Inc. (The)	31,396	1,857,701
Unum Group	109,931	2,316,246
Willis Group Holdings PLC	107,156	4,157,653
XL Group PLC	243,308	4,810,199

		60,821,842

Leisure Equipment & Products 0.3%
Hasbro, Inc.	64,058	2,042,810

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.*	146,808	5,128,003

Machinery 3.6%
AGCO Corp.*	42,184	1,812,646
Eaton Corp.	91,716	3,992,397
Harsco Corp.	61,300	1,261,554
Ingersoll-Rand PLC	53,100	1,617,957
ITT Corp.	124,678	2,410,026
Kaydon Corp.	131,441	4,008,951
Navistar International Corp.*	58,901	2,231,170
Oshkosh Corp.*	95,200	2,035,376
Parker Hannifin Corp.	33,405	2,547,131
Snap-on, Inc.	40,700	2,060,234
Stanley Black & Decker, Inc.	13,483	911,451

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Terex Corp.*	62,328	$842,051
Xylem, Inc.	45,956	1,180,610

		26,911,554

Media 1.8%
DISH Network Corp., Class A	174,037	4,956,574
Liberty Media Corp.—Liberty Capital, Class A, Series A*	10,107	788,851
National CineMedia, Inc.	105,169	1,304,096
Omnicom Group, Inc.	25,568	1,139,821
Regal Entertainment Group, Class A(a)	106,373	1,270,094
Time Warner Cable, Inc.	36,000	2,288,520
Valassis Communications, Inc.*(a)	81,282	1,563,053

		13,311,009

Metals & Mining 0.8%
Allegheny Technologies, Inc.	24,705	1,180,899
Freeport-McMoRan Copper & Gold, Inc.	15,377	565,720
Newmont Mining Corp.	44,435	2,666,545
Nucor Corp.	45,462	1,798,931

		6,212,095

Multiline Retail 1.2%
Kohl’s Corp.	59,100	2,916,585
Macy’s, Inc.	124,086	3,993,087
Target Corp.	34,163	1,749,829

		8,659,501

Multi-Utilities 6.8%
Alliant Energy Corp.	89,400	3,943,434
Ameren Corp.	11,814	391,398
CenterPoint Energy, Inc.	217,672	4,373,030
CMS Energy Corp.	262,200	5,789,376
Consolidated Edison, Inc.	28,818	1,787,581
DTE Energy Co.	44,013	2,396,508
OGE Energy Corp.	59,300	3,362,903
PG&E Corp.	244,351	10,072,148
Sempra Energy	111,438	6,129,090
Wisconsin Energy Corp.	109,712	3,835,531
Xcel Energy, Inc.	318,603	8,806,187

		50,887,186

Oil, Gas & Consumable Fuels 5.9%
Alpha Natural Resources, Inc.*	28,031	572,673
Apache Corp.	10,000	905,800
Devon Energy Corp.	22,900	1,419,800
El Paso Corp.	83,009	2,205,549
Enbridge, Inc.	142,257	5,321,834
EQT Corp.	18,400	1,008,136
Imperial Oil Ltd.	104,103	4,638,268
Murphy Oil Corp.	75,397	4,202,629
Newfield Exploration Co.*	72,011	2,716,975

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities (continued)
Peabody Energy Corp.	35,800	$1,185,338
Pioneer Natural Resources Co.	6,302	563,903
QEP Resources, Inc.	87,432	2,561,758
SandRidge Energy, Inc.*	204,059	1,665,121
Southwestern Energy Co.*	37,300	1,191,362
Sunoco, Inc.	81,000	3,322,620
Ultra Petroleum Corp.*	133,746	3,962,894
Valero Energy Corp.	79,400	1,671,370
Whiting Petroleum Corp.*	101,771	4,751,688

		43,867,718

Paper & Forest Products 0.2%
Domtar Corp.	17,956	1,435,762

Pharmaceuticals 3.2%
Eli Lilly & Co.	13,835	574,983
Endo Pharmaceuticals Holdings, Inc.*	105,452	3,641,258
Forest Laboratories, Inc.*	130,100	3,936,826
Hospira, Inc.*	155,200	4,713,424
Mylan, Inc.*	386,012	8,283,817
Watson Pharmaceuticals, Inc.*	51,918	3,132,732

		24,283,040

Professional Services 0.6%
Towers Watson & Co., Class A	69,900	4,189,107

Real Estate Investment Trusts (REITs) 2.7%
Annaly Capital Management, Inc.	296,000	4,724,160
Boston Properties, Inc.	4,500	448,200
Equity Residential	15,805	901,359
Government Properties Income Trust	74,187	1,672,917
Health Care REIT, Inc.	61,900	3,375,407
Host Hotels & Resorts, Inc.	131,200	1,937,824
Piedmont Office Realty Trust, Inc., Class A	203,325	3,464,658
Rayonier, Inc.	33,014	1,473,415
Weyerhaeuser Co.	101,204	1,889,479

		19,887,419

Road & Rail 1.4%
Con-way, Inc.	34,692	1,011,619
Heartland Express, Inc.	96,400	1,377,556
J.B. Hunt Transport Services, Inc.	55,257	2,490,433
Kansas City Southern*	56,090	3,814,681
Swift Transportation Co.*(a)	44,824	369,350
Werner Enterprises, Inc.	55,815	1,345,141

		10,408,780

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*	191,319	1,033,123
Applied Materials, Inc.	455,584	4,879,305
Lam Research Corp.*	83,000	3,072,660
LSI Corp.*	481,714	2,866,198
Microchip Technology, Inc.(a)	78,742	2,884,319

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.*	348,500	$2,192,065
Teradyne, Inc.*	479,829	6,540,069

		23,467,739

Software 1.2%
Activision Blizzard, Inc.	329,200	4,055,744
Check Point Software Technologies Ltd.*(a)	41,231	2,166,277
Symantec Corp.*	195,000	3,051,750

		9,273,771

Specialty Retail 3.0%
Abercrombie & Fitch Co., Class A	11,661	569,523
Aeropostale, Inc.*	194,357	2,963,944
GameStop Corp., Class A*	140,128	3,381,289
Lowe’s Cos., Inc.	189,632	4,812,860
Ross Stores, Inc.	77,400	3,678,822
Staples, Inc.	252,163	3,502,544
TJX Cos., Inc.	59,700	3,853,635

		22,762,617

Textiles, Apparel & Luxury Goods 0.2%
VF Corp.	12,000	1,523,880

Thrifts & Mortgage Finance 1.3%
Capitol Federal Financial, Inc.	281,158	3,244,563
Hudson City Bancorp, Inc.	525,929	3,287,056
People’s United Financial, Inc.	243,524	3,129,284

		9,660,903

Tobacco 0.9%
Lorillard, Inc.	62,073	7,076,322

Wireless Telecommunication Services 0.5%
American Tower Corp., Class A	40,422	2,425,724
Rogers Communications, Inc., Class B	39,300	1,514,135

		3,939,859

Total Common Stocks (cost $729,249,935)		731,508,227

Exchange Traded Fund 1.0%
Equity 1.0%
iShares Russell Midcap Value Index Fund	184,900	8,024,660

Total Exchange Traded Fund (cost $7,717,972)		8,024,660

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Mutual Fund 0.8%

	Shares	Market Value

Money Market Fund 0.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (b)	5,849,041	$5,849,041

Total Mutual Fund (cost $5,849,041)		5,849,041

Repurchase Agreement 0.9%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/2011, due 01/03/2012, repurchase price $6,572,206, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% — 6.00%, maturing 09/15/18 — 11/15/41; total market value $6,703,642. (c)	$6,572,184	6,572,184

Total Repurchase Agreement (cost $6,572,184)		6,572,184

Total Investments (cost $749,389,132 ) (d) —100.5%		751,954,112

Liabilities in excess of other assets — (0.5)%		(4,089,987)

NET ASSETS — 100.0%		$747,864,125

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $8,484,077, which was collateralized by a repurchase agreement with a value of $6,572,184 and $2,160,292 of collateral in the form of U.S. Government Securities, interest rates ranging form 0.38% to 1.88% and maturity dates ranging from 04/30/12 to 07/15/19, a total value of $8,732,476.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $6,572,184.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust

16	Annual Report 2011

At December 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	UBS AG	1/31/12	(5,431,566)	$(5,315,944)	$(5,328,276)	$(12,332)
Euro	UBS AG	1/31/12	(2,793,208)	(3,652,902)	(3,615,773)	37,129
Euro	UBS AG	1/31/12	(242,973)	(314,539)	(314,525)	14

Total Short Contracts				$(9,283,385)	$(9,258,574)	$24,811

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	UBS AG	1/31/12	213,549	$208,954	$209,488	$534

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi- Manager Mid Cap Value Fund
Assets:
Investments, at value* (cost $742,816,948)	$745,381,928
Repurchase agreement, at value and cost	6,572,184

Total Investments	751,954,112

Dividends receivable	1,523,736
Security lending income receivable	5,278
Receivable for investments sold	9,392,332
Receivable for capital shares issued	298,259
Unrealized appreciation from forward foreign currency contracts (Note 2)	37,677
Prepaid expenses	1,690

Total Assets	763,213,084

Liabilities:
Payable for investments purchased	5,496,643
Payable for capital shares redeemed	845,062
Cash overdraft (Note 2)	1,741,566
Unrealized depreciation from forward foreign currency contracts (Note 2)	12,332
Payable upon return of securities loaned (Note 2)	6,572,184
Accrued expenses and other payables:
Investment advisory fees	479,163
Fund administration fees	23,569
Distribution fees	80,162
Administrative servicing fees	22,285
Accounting and transfer agent fees	2,653
Trustee fees	6,009
Custodian fees	4,749
Compliance program costs (Note 3)	715
Professional fees	15,638
Other	46,229

Total Liabilities	15,348,959

Net Assets	$747,864,125

Represented by:
Capital	$681,811,631
Accumulated undistributed net investment income	1,122,885
Accumulated net realized gains from investment, forward and foreign currency transactions	62,337,815
Net unrealized appreciation/(depreciation) from investments	2,564,980
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	25,345
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,469

Net Assets	$747,864,125

Net Assets:
Class I Shares	$76,777
Class II Shares	380,200,468
Class Y Shares	367,586,880

Total	$747,864,125

*	Includes value of securities on loan of $8,484,077 (Note 2).

18	Annual Report 2011

NVIT Multi- Manager Mid Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	7,739
Class II Shares	38,299,197
Class Y Shares	37,015,070

Total	75,322,006

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.92
Class II Shares	$9.93
Class Y Shares	$9.93

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi- Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$15,444,364
Income from securities lending (Note 2)	40,190
Other income	1,238
Foreign tax withholding	(86,729)

Total Income	15,399,063

EXPENSES:
Investment advisory fees	5,655,107
Fund administration fees	279,031
Distribution fees Class II Shares	1,038,419
Administrative servicing fees Class I Shares	19
Administrative servicing fees Class II Shares	41,541
Professional fees	43,916
Printing fees	64,377
Trustee fees	26,474
Custodian fees	28,899
Accounting and transfer agent fees	155
Compliance program costs (Note 3)	2,612
Other	15,761

Total expenses before earnings credit and expenses reimbursed	7,196,311

Earnings credit (Note 4)	(53)
Expenses reimbursed by adviser (Note 3)	(9,533)

Net Expenses	7,186,725

NET INVESTMENT INCOME	8,212,338

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	72,808,160
Net realized gains from forward and foreign currency transactions (Note 2)	169,703

Net realized gains from investment and forward and foreign currency transactions	72,977,863

Net change in unrealized appreciation/(depreciation) from investments	(96,582,974)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	64,808
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,025)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(96,522,191)

Net realized/unrealized losses from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(23,544,328)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,331,990)

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Statement of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$8,212,338	$9,601,094
Net realized gains from investment, forward and foreign currency transactions	72,977,863	65,273,408
Net change in unrealized appreciation/(depreciation) from investments, forward and foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(96,522,191)	45,404,853

Change in net assets resulting from operations	(15,331,990)	120,279,355

Distributions to Shareholders From:
Net investment income:
Class I	(947)	(741)
Class II	(3,364,642)	(5,957,806)
Class Y	(4,092,034)	(3,366,380)
Net realized gains:
Class I	(457)	(3,658)
Class II	(1,681,999)	(20,190,153)
Class Y	(1,539,133)	(12,570,025)

Change in net assets from shareholder distributions	(10,679,212)	(42,088,763)

Change in net assets from capital transactions	37,275,732	65,729,105

Change in net assets	11,264,530	143,919,697

Net Assets:
Beginning of year	736,599,595	592,679,898

End of year	$747,864,125	$736,599,595

Accumulated undistributed net investment income at end of year	$1,122,885	$439,685

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$41,628	$62,870
Dividends reinvested	1,404	4,399
Cost of shares redeemed	(42,075)	(285)

Total Class I	957	66,984

Class II Shares
Proceeds from shares issued	11,252,228	28,118,156
Dividends reinvested	5,046,641	26,147,959
Cost of shares redeemed	(75,621,086)	(137,404,701)

Total Class II	(59,322,217)	(83,138,586)

Class Y Shares
Proceeds from shares issued	130,396,028	138,611,010
Dividends reinvested	5,631,167	15,936,405
Cost of shares redeemed	(39,430,203)	(5,746,708)

Total Class Y	96,596,992	148,800,707

Change in net assets from capital transactions	$37,275,732	$65,729,105

2011 Annual Report	21

Statement of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	4,080	6,557
Reinvested	142	429
Redeemed	(4,466)	(29)

Total Class I Shares	(244)	6,957

Class II Shares
Issued	1,208,031	3,018,590
Reinvested	508,833	2,562,284
Redeemed	(7,284,567)	(14,213,230)

Total Class II Shares	(5,567,703)	(8,632,356)

Class Y Shares
Issued	12,765,878	14,299,998
Reinvested	566,156	1,557,886
Redeemed	(3,966,261)	(598,020)

Total Class Y Shares	9,365,773	15,259,864

Total change in shares	3,797,826	6,634,465

The accompanying notes are an integral part of these financial statements.

22	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.29	0.12	(0.34)	(0.22)	(0.11)	(0.04)	(0.15)	$9.92	(2.08)%	$76,777	0.83%	1.19%	0.83%	100.01%
Year Ended December 31, 2010(e)	$9.13	0.12	1.66	1.78	(0.14)	(0.48)	(0.62)	$10.29	19.67%	$82,150	0.96%	1.20%	0.97%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.13	2.03	2.16	(0.10)	–	(0.10)	$9.13	30.76%	$9,371	0.91%	1.70%	0.95%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.11	(2.94)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35)%	$9,595	0.81%	1.58%	0.99%	114.39%

Class II Shares
Year Ended December 31, 2011(e)	$10.30	0.10	(0.34)	(0.24)	(0.09)	(0.04)	(0.13)	$9.93	(2.32)%	$380,200,468	1.07%	0.95%	1.07%	100.01%
Year Ended December 31, 2010(e)	$9.13	0.14	1.64	1.78	(0.13)	(0.48)	(0.61)	$10.30	19.63%	$451,700,368	1.07%	1.42%	1.10%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.11	2.03	2.14	(0.08)	–	(0.08)	$9.13	30.47%	$479,483,845	1.08%	1.35%	1.11%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.10	(2.94)	(2.84)	(0.09)	–	(0.09)	$7.07	(28.50)%	$175,240,571	1.15%	1.47%	1.21%	114.39%

Class Y Shares
Year Ended December 31, 2011(e)	$10.30	0.13	(0.35)	(0.22)	(0.11)	(0.04)	(0.15)	$9.93	(2.06)%	$367,586,880	0.81%	1.26%	0.81%	100.01%
Year Ended December 31, 2010(e)	$9.14	0.16	1.64	1.80	(0.16)	(0.48)	(0.64)	$10.30	19.81%	$284,817,077	0.81%	1.70%	0.83%	114.03%
Year Ended December 31, 2009(e)	$7.07	0.13	2.04	2.17	(0.10)	–	(0.10)	$9.14	30.90%	$113,186,682	0.82%	1.62%	0.85%	224.72%
Period Ended December 31, 2008(e)(f)	$10.00	0.13	(2.96)	(2.83)	(0.10)	–	(0.10)	$7.07	(28.35)%	$33,267,028	0.81%	1.95%	0.96%	114.39%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	23

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, date June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

24	Annual Report 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange traded funds that are traded on a national securities exchange are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,169,271	$—	$—	$7,169,271
Airlines	5,809,106	—	—	5,809,106
Auto Components	7,213,670	—	—	7,213,670
Automobiles	1,924,039	—	—	1,924,039
Beverages	8,282,904	—	—	8,282,904
Building Products	2,119,259	—	—	2,119,259
Capital Markets	19,176,532	—	—	19,176,532
Chemicals	18,588,332	—	—	18,588,332
Commercial Banks	39,118,974	—	—	39,118,974
Commercial Services & Supplies	15,945,823	—	—	15,945,823
Communications Equipment	2,574,878	—	—	2,574,878
Computers & Peripherals	8,349,482	—	—	8,349,482
Construction & Engineering	9,749,189	—	—	9,749,189
Containers & Packaging	14,667,365	—	—	14,667,365
Diversified Consumer Services	11,137,290	—	—	11,137,290
Diversified Financial Services	548,025	—	—	548,025
Diversified Telecommunication Services	14,934,064	—	—	14,934,064
Electric Utilities	30,693,444	—	—	30,693,444
Electrical Equipment	16,061,832	—	—	16,061,832
Electronic Equipment, Instruments & Components	5,338,944	—	—	5,338,944
Energy Equipment & Services	7,857,608	—	—	7,857,608
Food & Staples Retailing	3,456,423	—	—	3,456,423
Food Products	18,624,037	—	—	18,624,037
Gas Utilities	2,513,376	—	—	2,513,376

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$26,183,802	$—	$—	$26,183,802
Health Care Providers & Services	31,218,963	—	—	31,218,963
Hotels, Restaurants & Leisure	7,510,029	—	—	7,510,029
Household Durables	4,654,931	—	—	4,654,931
Household Products	6,514,980	—	—	6,514,980
Industrial Conglomerates	4,182,133	3,464,477	—	7,646,610
Information Technology Services	20,174,128	—	—	20,174,128
Insurance	60,821,842	—	—	60,821,842
Leisure Equipment & Products	2,042,810	—	—	2,042,810
Life Sciences Tools & Services	5,128,003	—	—	5,128,003
Machinery	26,911,554	—	—	26,911,554
Media	13,311,009	—	—	13,311,009
Metals & Mining	6,212,095	—	—	6,212,095
Multiline Retail	8,659,501	—	—	8,659,501
Multi-Utilities	50,887,186	—	—	50,887,186
Oil, Gas & Consumable Fuels	43,867,718	—	—	43,867,718
Paper & Forest Products	1,435,762	—	—	1,435,762
Pharmaceuticals	24,283,040	—	—	24,283,040
Professional Services	4,189,107	—	—	4,189,107
Real Estate Investment Trusts (REITs)	19,887,419	—	—	19,887,419
Road & Rail	10,408,780	—	—	10,408,780
Semiconductors & Semiconductor Equipment	23,467,739	—	—	23,467,739
Software	9,273,771	—	—	9,273,771
Specialty Retail	22,762,617	—	—	22,762,617
Textiles, Apparel & Luxury Goods	1,523,880	—	—	1,523,880
Thrifts & Mortgage Finance	9,660,903	—	—	9,660,903
Tobacco	7,076,322	—	—	7,076,322
Wireless Telecommunication Services	3,939,859	—	—	3,939,859
Total Common Stocks	$728,043,750	$3,464,477	$—	$731,508,227
Exchange Traded Fund	8,024,660	—	—	8,024,660
Forward Foreign Currency Contracts	—	37,677	—	37,677
Mutual Fund	5,849,041	—	—	5,849,041
Repurchase Agreement	—	6,572,184	—	6,572,184
Total Assets	$741,917,451	$10,074,338	$—	$751,991,789
Liabilities:
Forward Foreign Currency Contract	—	(12,332)	—	(12,332)
Total Liabilities	$—	$(12,332)	$—	$(12,332)
Total	$741,917,451	$10,062,006	$—	$751,979,457

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of December 31, 2011, the Fund had an overdrawn balance of $1,741,566 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4 below.

26	Annual Report 2011

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risks of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Net Unrealized appreciation/(depreciation) from forward and foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	$37,677
Total		$37,677

Liabilities:	Statement of Assets & Liabilities Location	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	$(12,332)
Total		$(12,332)

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(77,722)
Total	$(77,722)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$64,808
Total	$64,808

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(e)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or

28	Annual Report 2011

restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$8,484,077	$8,732,476	*
*	Includes $2,160,292 of collateral in the form of U.S. Government securities, interest rates ranging from 0.38% to 1.88% and maturity dates ranging from 04/30/12 to 07/15/19.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, return of capital from real estate investment trusts (“REITs”) and other investments, redesignation of prior period distributions, adjustments of partnership activity from prior periods. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements.

Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
American Century Investment Management, Inc.
Columbia Management Investment Advisors, LLC (formerly RiverSource Investments, LLC)
Thompson, Siegel & Walmsley LLC

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

30	Annual Report 2011

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.81% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2009 Amount	Fiscal year 2010 Amount	Fiscal year 2011 Amount	Total
$98,217	$165,007	$9,533	$272,757

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,612.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $41,560 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $782,688,376 and sales of $742,301,970 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

32	Annual Report 2011

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$10,679,212	$—	$10,679,212	$—	$10,679,212

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	33

Notes to Financial Statements (Continued)

December 31, 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$31,727,169	$10,361,594	$42,088,763	$—	$42,088,763

Amount designated as “—” is zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$34,082,304	$47,552,875	$81,635,179	$—	$—	$(15,582,685)	$66,052,494

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and returns of capital.

As of December 31, 2011, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$767,538,266	$49,351,336	$(64,935,490)	$(15,584,154)

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

34	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager Mid Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Mid Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	35

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 50.06%.

36	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	37

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	39

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40	Annual Report 2011

NVIT Multi-Manager Small Cap Growth Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

15	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

20	Financial Highlights

21	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-SCG (2/12)

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Message To Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message To Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to risks associated with investing in stocks of small companies.

Growth funds may underperform other funds that use different investing styles.

The Fund is subject to risks associated with investing in foreign securities.

The Fund may purchase securities in initial public offerings (IPOs), which can be very volatile and carry high transaction costs.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Equity investments are subject to stock market risk and portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a

2011 Annual Report	5

Important Disclosures (Continued)

broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of OppenheimerFunds, Inc. or Waddell & Reed Investment Management Company.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of OppenheimerFunds, Inc. or Waddell & Reed Investment Management Company.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager Small Cap Growth Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager Small Cap Growth Fund (Class I at NAV) registered -0.65% versus -2.91% for its benchmark, the Russell 2000® Growth Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Small-Cap Growth Funds (consisting of 97 funds as of December 31, 2011) was -2.82% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to Fund performance relative to the Fund’s benchmark for the reporting period were the consumer discretionary, information technology and industrials sectors.

Fund holding and Beauty retailer Ulta Salon, Cosmetics & Fragrance, Inc. was a strong contributor to relative Fund performance. The company extended a stretch of better-than-expected earnings reports during the reporting period. Ulta’s success can be attributed to continued growth in its store base and market-share shifts in the beauty industry away from department stores and toward specialty stores.

Fund holding and Canada-based lululemon athletica inc. is a yoga-inspired athletic apparel provider that experienced strong earnings during the reporting period and was another contributor to relative Fund performance.

In addition, the Fund’s holdings in NetLogic Microsystems, Inc. helped relative Fund performance. In September 2011, Broadcom Corp. agreed to purchase NetLogic Microsystems for $50 per share, a 57% premium to NetLogic’s prior-day close.

What areas of investment detracted from Fund performance?

The most significant detractors from Fund performance relative to the Fund’s benchmark for the reporting period were the health-care and financials sectors.

Within the consumer staples sector, Fund holding and packaged foods producer Diamond Foods, Inc. was the largest detractor from Fund performance on a relative basis. The company experienced a rapid sell-off when its management faced questions about the company’s accounting practices, which led to a formal Securities and Exchange Commission (SEC) probe.

Another detractor from relative Fund performance was IPG Photonics Corp., a producer of high-power fiber lasers and fiber-optic signal amplifiers. The company declined during the reporting period as the market priced in pessimism about overall demand for information technology products in a weak global economy.

Fund holding WABCO Holdings Inc., a component manufacturer and supplier for commercial and passenger vehicles disappointed with steep declines in the company’s stock price. During the reporting period, the market perceived machinery companies as being at risk for declining revenues in a weakening global economy.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:

OppenheimerFunds, Inc.

Portfolio Manager:

Ronald J. Zibelli Jr., CFA

Subadviser:

Waddell & Reed Investment Management Company

Portfolio Manager:

Gilbert Scott, CFA

2011 Annual Report	7

Fund Performance	NVIT Multi-Manager Small Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I2	(0.65)%	(1.35)%	0.57%
Class II3	(0.86)%	(1.58)%	0.33%
Class III[3]	(0.65)%	(1.33)%	0.52%
Class Y3	(0.52)%	(1.24)%	0.63%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	The existing shares of the Fund were designated Class I shares as of May 1, 2001.

[3]

These returns until the creation of the Class II shares (March 7, 2002), Class III shares (July 5, 2002) and Class Y shares (March 27, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.26%	1.24%
Class II	1.51%	1.49%
Class III	1.26%	1.24%
Class Y	1.11%	1.09%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2012. Please see the Fund's most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Growth Fund versus performance of the Russell 2000® Growth Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the smallest 2,000 U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager Small Cap Growth Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	879.00	5.49	1.16
	Hypothetical	[b]	1,000.00	1,019.36	5.90	1.16
Class II Shares	Actual		1,000.00	878.00	6.67	1.41
	Hypothetical	[b]	1,000.00	1,018.10	7.17	1.41
Class III Shares	Actual		1,000.00	879.00	5.49	1.16
	Hypothetical	[b]	1,000.00	1,019.36	5.90	1.16
Class Y Shares	Actual		1,000.00	879.60	4.78	1.01
	Hypothetical	[b]	1,000.00	1,020.11	5.14	1.01
[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Multi-Manager Small Cap Growth Fund
December 31, 2011

Asset Allocation
Common Stocks	97.4%
Repurchase Agreement	4.8%
Mutual Fund	2.9%
Liabilities in excess of other assets	(5.1%)

100.0%

Top Industries †
Software	12.6%
Health Care Equipment & Supplies	10.6%
Textiles, Apparel & Luxury Goods	6.4%
Machinery	5.9%
Energy Equipment & Services	5.4%
Commercial Services & Supplies	5.0%
Internet Software & Services	4.9%
Specialty Retail	4.0%
Electrical Equipment	3.9%
Hotels, Restaurants & Leisure	3.9%
Other Industries *	37.4%

100.0%

Top Holdings †
Wabtec Corp.	3.2%
Fidelity Institutional Money Market Fund — Institutional Class	2.7%
Dril-Quip, Inc.	2.5%
Under Armour, Inc., Class A	2.4%
Portfolio Recovery Associates, Inc.	2.4%
Zoll Medical Corp.	2.4%
MICROS Systems, Inc.	2.3%
Ultimate Software Group, Inc.	2.2%
Acuity Brands, Inc.	2.0%
Volcano Corp.	1.9%
Other Holdings *	76.0%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 97.4%

	Shares	Market Value

Aerospace & Defense 1.5%
BE Aerospace, Inc.*	20,810	$805,555
Hexcel Corp.*	29,250	708,142
TransDigm Group, Inc.*	11,070	1,059,178

		2,572,875

Beverages 1.5%
Boston Beer Co., Inc. (The), Class A* (a)	23,500	2,551,160

Biotechnology 1.2%
ARIAD Pharmaceuticals, Inc.*	13,900	170,275
Cepheid, Inc.*	24,260	834,787
Cubist Pharmaceuticals, Inc.*	19,250	762,685
Incyte Corp., Ltd.*	19,700	295,697

		2,063,444

Capital Markets 1.9%
Cohen & Steers, Inc.	14,340	414,426
Greenhill & Co., Inc.	81,000	2,945,970

		3,360,396

Commercial Banks 1.1%
PrivateBancorp, Inc.	41,890	459,952
Signature Bank*	17,170	1,030,029
Texas Capital Bancshares, Inc.*	12,320	377,115

		1,867,096

Commercial Services & Supplies 5.3%
Clean Harbors, Inc.*	14,600	930,458
Mobile Mini, Inc.*	81,200	1,416,940
Portfolio Recovery Associates, Inc.*	66,200	4,469,824
Waste Connections, Inc.	71,500	2,369,510

		9,186,732

Communications Equipment 2.1%
Acme Packet, Inc.*	59,100	1,826,781
Aruba Networks, Inc.*	26,250	486,150
Finisar Corp.*	75,400	1,262,573

		3,575,504

Computers & Peripherals 1.4%
Stratasys, Inc.*	82,600	2,511,866

Consumer Finance 0.2%
DFC Global Corp.*	19,660	355,060

Distributors 1.2%
LKQ Corp.*	71,688	2,156,375

Electrical Equipment 4.1%
Acuity Brands, Inc.	70,500	3,736,500
GrafTech International Ltd.*	185,100	2,526,615
Polypore International, Inc.*	19,890	874,961

		7,138,076

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 1.7%
FARO Technologies, Inc.*	36,800	$1,692,800
IPG Photonics Corp.*	9,860	333,958
OSI Systems, Inc.*	20,070	979,015

		3,005,773

Energy Equipment & Services 5.7%
Atwood Oceanics, Inc.*	20,630	820,868
CARBO Ceramics, Inc.	5,620	693,114
Core Laboratories NV	28,580	3,256,691
Dril-Quip, Inc.*	68,800	4,528,416
Superior Energy Services, Inc.*	19,530	555,433

		9,854,522

Food & Staples Retailing 0.3%
Fresh Market, Inc. (The)*	13,650	544,635

Health Care Equipment & Supplies 11.2%
Cooper Cos., Inc. (The)	7,070	498,576
Cyberonics, Inc.*	102,000	3,417,000
DexCom, Inc.*	216,700	2,017,477
Endologix, Inc.*	27,060	310,649
Gen-Probe, Inc.*	9,730	575,238
Masimo Corp.*	96,500	1,803,102
NuVasive, Inc.*	105,800	1,332,022
NxStage Medical, Inc.*	35,290	627,456
Orthofix International NV*	11,840	417,123
Sirona Dental Systems, Inc.*	9,920	436,877
Volcano Corp.*	147,140	3,500,461
Zoll Medical Corp.*	70,220	4,436,500

		19,372,481

Health Care Providers & Services 2.8%
Catalyst Health Solutions, Inc.*	14,840	771,680
HMS Holdings Corp.*	42,740	1,366,825
IPC The Hospitalist Co., Inc.*	9,330	426,568
Magellan Health Services, Inc.*	16,920	837,032
MWI Veterinary Supply, Inc.*	7,700	511,588
Team Health Holdings, Inc.*	39,890	880,372

		4,794,065

Health Care Technology 0.6%
athenahealth, Inc.*	6,030	296,194
SXC Health Solutions Corp.*	13,490	761,915

		1,058,109

Hotels, Restaurants & Leisure 4.1%
BJ’s Restaurants, Inc.*	23,280	1,055,050
Domino’s Pizza, Inc.*	21,030	713,968
Life Time Fitness, Inc.*	36,300	1,697,025
Panera Bread Co., Class A*	20,810	2,943,575
Peet’s Coffee & Tea, Inc.*	11,390	713,925

		7,123,543

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.7%
Tempur-Pedic International, Inc.*	57,500	$3,020,475

Information Technology Services 2.4%
Cardtronics, Inc.*	41,330	1,118,390
Sapient Corp.	165,900	2,090,340
ServiceSource International, Inc.*	65,280	1,024,243

		4,232,973

Insurance 0.6%
ProAssurance Corp.	12,050	961,831

Internet & Catalog Retail 0.3%
HomeAway, Inc.*	7,100	165,075
HSN, Inc.	10,900	395,234

		560,309

Internet Software & Services 5.1%
Bankrate, Inc.*	19,680	423,120
Cornerstone OnDemand, Inc.*	19,470	355,133
DealerTrack Holdings, Inc.*	112,600	3,069,476
Dice Holdings, Inc.*	136,400	1,130,756
Liquidity Services, Inc.*	19,270	711,063
LogMeIn, Inc.*	83,200	3,207,360

		8,896,908

Machinery 6.2%
Chart Industries, Inc.*	16,750	905,673
Colfax Corp.*	12,790	364,259
Gardner Denver, Inc.	29,870	2,301,782
Robbins & Myers, Inc.	27,000	1,310,850
Wabtec Corp.	83,810	5,862,509

		10,745,073

Metals & Mining 0.8%
Allied Nevada Gold Corp.*	17,080	517,182
AuRico Gold, Inc.*	24,310	194,723
Carpenter Technology Corp.	12,470	641,956

		1,353,861

Oil, Gas & Consumable Fuels 0.7%
Energy XXI (Bermuda) Ltd.*	15,820	504,342
Kodiak Oil & Gas Corp.*	79,190	752,305

		1,256,647

Personal Products 1.3%
Elizabeth Arden, Inc.*	36,870	1,365,665
Nu Skin Enterprises, Inc., Class A	18,750	910,687

		2,276,352

Pharmaceuticals 0.8%
Jazz Pharmaceuticals, Inc.*	12,340	476,694
Questcor Pharmaceuticals, Inc.*	23,800	989,604

		1,466,298

Common Stocks (continued)

	Shares	Market Value

Professional Services 1.9%
Acacia Research Corp.*	35,110	$1,281,866
Advisory Board Co. (The)*	10,940	811,857
CoStar Group, Inc.*	18,800	1,254,524

		3,348,247

Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A*	9,420	570,664
J.B. Hunt Transport Services, Inc.	17,650	795,485

		1,366,149

Semiconductors & Semiconductor Equipment 1.9%
Cavium, Inc.*	24,780	704,495
Ceva, Inc.*	13,010	393,683
Cypress Semiconductor Corp.*	48,970	827,103
Mellanox Technologies Ltd.*	11,090	360,314
Semtech Corp.*	16,880	418,962
Volterra Semiconductor Corp.*	21,470	549,847

		3,254,404

Software 13.3%
Ariba, Inc.*	30,730	862,898
Aspen Technology, Inc.*	68,030	1,180,321
BroadSoft, Inc.*	23,640	713,928
CommVault Systems, Inc.*	21,710	927,451
FactSet Research Systems, Inc.	33,275	2,904,242
Fortinet, Inc.*	34,450	751,355
Imperva, Inc.*	3,940	137,151
Jive Software, Inc.*	5,130	82,080
MICROS Systems, Inc.*	89,950	4,189,871
NetSuite, Inc.*	25,310	1,026,321
Opnet Technologies, Inc.	12,110	444,074
QLIK Technologies, Inc.*	14,860	359,612
RealPage, Inc.*	23,660	597,888
Solera Holdings, Inc.	23,600	1,051,144
Sourcefire, Inc.*	17,390	563,088
Synchronoss Technologies, Inc.*	79,740	2,408,945
TIBCO Software, Inc.*	31,600	755,556
Ultimate Software Group, Inc.*	62,270	4,055,022

		23,010,947

Specialty Retail 4.2%
Children’s Place Retail Stores, Inc. (The)*	7,890	419,117
DSW, Inc., Class A	10,250	453,152
Genesco, Inc.*	8,920	550,721
Sally Beauty Holdings, Inc.*	52,940	1,118,622
Tractor Supply Co.	14,850	1,041,728
Ulta Salon Cosmetics & Fragrance, Inc.*	17,450	1,132,854
Vitamin Shoppe, Inc.*	26,840	1,070,379
Zumiez, Inc.*(a)	53,700	1,490,712

		7,277,285

Textiles, Apparel & Luxury Goods 6.8%
Columbia Sportswear Co.	34,800	1,619,940
Steven Madden Ltd.*	33,030	1,139,535

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A* (a)	62,270	$4,470,363
Vera Bradley, Inc.* (a)	60,430	1,948,868
Warnaco Group, Inc. (The)*	50,600	2,532,024

		11,710,730

Trading Companies & Distributors 0.7%
Beacon Roofing Supply, Inc.*	24,000	485,520
TAL International Group, Inc.	19,270	554,783
Titan Machinery, Inc.*	7,810	169,712

		1,210,015

Total Common Stocks (cost $164,099,861)		169,040,216

Mutual Fund 2.9%
Money Market Fund 2.9%
Fidelity Institutional Money Market Fund —Institutional Class, 0.23% (b)	4,996,989	4,996,989

Total Mutual Fund (cost $4,996,989)		4,996,989

Repurchase Agreement 4.8%

	Principal Amount

Credit Suisse (USA) LLC, 0.03%, dated 12/30/11, due 01/03/12, repurchase price $8,270,944, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $8,436,353. (c)	$8,270,916	8,270,916

Total Repurchase Agreement (cost $8,270,916)		8,270,916

Total Investments (cost $177,367,766) (d) — 105.1%		182,308,121

Liabilities in excess of other assets — (5.1%)		(8,891,670)

NET ASSETS — 100.0%		$173,416,451

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $8,038,934.

(b)	Represents 7-day effective yield as of December 31, 2011.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $8,270,916.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi- Manager Small Cap Growth Fund
Assets:
Investments, at value* (cost $169,096,850)	$174,037,205
Repurchase agreement, at value and cost	8,270,916

Total Investments	182,308,121

Dividends receivable	4,304
Security lending income receivable	3,963
Receivable for investments sold	657,630
Receivable for capital shares issued	62,686
Prepaid expenses	246

Total Assets	183,036,950

Liabilities:
Payable for investments purchased	837,027
Payable for capital shares redeemed	315,630
Payable upon return of securities loaned (Note 2)	8,270,916
Accrued expenses and other payables:
Investment advisory fees	134,631
Fund administration fees	11,656
Distribution fees	4,673
Administrative servicing fees	19,360
Accounting and transfer agent fees	300
Trustee fees	1,396
Custodian fees	939
Compliance program costs (Note 3)	165
Professional fees	12,368
Printing fees	11,071
Other	367

Total Liabilities	9,620,499

Net Assets	$173,416,451

Represented by:
Capital	$172,714,469
Accumulated net realized losses from investment transactions	(4,238,373)
Net unrealized appreciation/(depreciation) from investments	4,940,355

Net Assets	$173,416,451

Net Assets:
Class I Shares	$49,505,219
Class II Shares	22,549,222
Class III Shares	528,163
Class Y Shares	100,833,847

Total	$173,416,451

*	Includes value of securities on loan of $8,038,934 (Note 2).

2011 Annual Report	15

Statement of Assets and Liabilities (Continued)

December 31, 2011

NVIT Multi- Manager Small Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,229,514
Class II Shares	1,506,637
Class III Shares	34,637
Class Y Shares	6,539,693

Total	11,310,481

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.33
Class II Shares	$14.97
Class III Shares	$15.25
Class Y Shares	$15.42

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi- Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$472,641
Other income	32,691
Income from securities lending (Note 2)	14,130
Foreign tax withholding	(3,617)

Total Income	515,845

EXPENSES:
Investment advisory fees	1,671,898
Fund administration fees	135,385
Distribution fees Class II Shares	52,234
Administrative servicing fees Class I Shares	53,763
Administrative servicing fees Class II Shares	22,341
Administrative servicing fees Class III Shares	792
Professional fees	27,329
Printing fees	17,861
Trustee fees	5,614
Custodian fees	6,718
Accounting and transfer agent fees	192
Compliance program costs (Note 3)	812
Other	8,495

Total expenses before earnings credit and fees waived	2,003,434

Earnings credit (Note 5)	(39)
Investment advisory fees waived (Note 3)	(49,904)

Net Expenses	1,953,491

NET INVESTMENT LOSS	(1,437,646)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	23,438,817
Net change in unrealized appreciation/(depreciation) from investments	(25,854,906)

Net realized/unrealized losses from investments	(2,416,089)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,853,735)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment loss	$(1,437,646)	$(961,533)
Net realized gains from investment transactions	23,438,817	15,027,113
Net change in unrealized appreciation/(depreciation) from investments	(25,854,906)	13,964,370

Change in net assets resulting from operations	(3,853,735)	28,029,950

Change in net assets from capital transactions	21,667,688	33,553,825

Change in net assets	17,813,953	61,583,775

Net Assets:
Beginning of year	155,602,498	94,018,723

End of year	$173,416,451	$155,602,498

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$18,811,293	$6,704,940
Dividends reinvested	–	–
Cost of shares redeemed	(26,686,550)	(10,524,734)

Total Class I	(7,875,257)	(3,819,794)

Class II Shares
Proceeds from shares issued	18,039,737	4,033,129
Dividends reinvested	–	–
Cost of shares redeemed	(11,731,956)	(2,618,490)

Total Class II	6,307,781	1,414,639

Class III Shares
Proceeds from shares issued	808,630	367,088
Dividends reinvested	–	–
Cost of shares redeemed	(759,539)	(146,015)

Total Class III	49,091	221,073

Class Y Shares
Proceeds from shares issued	31,366,053	38,083,987
Dividends reinvested	–	–
Cost of shares redeemed	(8,179,980)	(2,346,080)

Total Class Y	23,186,073	35,737,907

Change in net assets from capital transactions	$21,667,688	$33,553,825

SHARE TRANSACTIONS:
Class I Shares
Issued	1,121,601	471,631
Reinvested	–	–
Redeemed	(1,653,580)	(811,322)

Total Class I Shares	(531,979)	(339,691)

18	Annual Report 2011

	NVIT Multi-Manager Small Cap Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS (Continued)
Class II Shares
Issued	1,125,415	286,870
Reinvested	–	–
Redeemed	(792,244)	(208,888)

Total Class II Shares	333,171	77,982

Class III Shares
Issued	47,727	25,410
Reinvested	–	–
Redeemed	(48,482)	(10,335)

Total Class III Shares	(755)	15,075

Class Y Shares
Issued	1,946,648	2,856,506
Reinvested	–	–
Redeemed	(524,683)	(176,837)

Total Class Y Shares	1,421,965	2,679,669

Total change in shares	1,222,402	2,433,035

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Loss to Average Net Assets(b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011 (e)	$15.43	(0.14)	0.04	(0.10)	–	–	–	$15.33	(0.65%	)	$49,505,219	1.13%	(0.85%	)	1.16%	104.88%
Year Ended December 31, 2010 (e)	$12.30	(0.12)	3.25	3.13	–	–	–	$15.43	25.45%		$58,023,723	1.22%	(0.93%	)	1.22%	101.39%
Year Ended December 31, 2009 (e)	$9.65	(0.10)	2.75	2.65	–	–	–	$12.30	27.46%		$50,456,742	1.28%	(1.02%	)	1.28%	115.90%
Year Ended December 31, 2008	$18.01	(0.08)	(8.28)	(8.36)	–	–	–	$9.65	(46.42%	)	$46,899,774	1.26%	(0.50%	)	1.26%	103.33%
Year Ended December 31, 2007	$16.41	(0.16)	1.76	1.60	–	–	–	$18.01	9.75%		$108,218,694	1.22%	(0.83%	)	1.22%	63.09%

Class II Shares
Year Ended December 31, 2011 (e)	$15.10	(0.17)	0.04	(0.13)	–	–	–	$14.97	(0.86%	)	$22,549,222	1.39%	(1.10%	)	1.42%	104.88%
Year Ended December 31, 2010 (e)	$12.07	(0.15)	3.18	3.03	–	–	–	$15.10	25.10%		$17,719,132	1.47%	(1.18%	)	1.47%	101.39%
Year Ended December 31, 2009 (e)	$9.49	(0.13)	2.71	2.58	–	–	–	$12.07	27.19%		$13,225,952	1.53%	(1.28%	)	1.53%	115.90%
Year Ended December 31, 2008	$17.75	(0.14)	(8.12)	(8.26)	–	–	–	$9.49	(46.54%	)	$10,778,869	1.52%	(0.78%	)	1.52%	103.33%
Year Ended December 31, 2007	$16.21	(0.13)	1.67	1.54	–	–	–	$17.75	9.50%		$31,237,254	1.47%	(1.07%	)	1.47%	63.09%

Class III Shares
Year Ended December 31, 2011 (e)	$15.35	(0.14)	0.04	(0.10)	–	–	–	$15.25	(0.65%	)	$528,163	1.16%	(0.86%	)	1.19%	104.88%
Year Ended December 31, 2010 (e)	$12.24	(0.12)	3.23	3.11	–	–	–	$15.35	25.41%		$543,205	1.22%	(0.92%	)	1.22%	101.39%
Year Ended December 31, 2009 (e)	$9.59	(0.10)	2.75	2.65	–	–	–	$12.24	27.63%		$248,694	1.28%	(1.04%	)	1.28%	115.90%
Year Ended December 31, 2008	$17.91	(0.08)	(8.24)	(8.32)	–	–	–	$9.59	(46.45%	)	$248,071	1.24%	(0.50%	)	1.24%	103.33%
Year Ended December 31, 2007	$16.31	(0.15)	1.75	1.60	–	–	–	$17.91	9.81%		$612,597	1.20%	(0.80%	)	1.20%	63.09%

Class Y Shares
Year Ended December 31, 2011 (e)	$15.50	(0.12)	0.04	(0.08)	–	–	–	$15.42	(0.52%	)	$100,833,847	1.04%	(0.74%	)	1.07%	104.88%
Year Ended December 31, 2010 (e)	$12.34	(0.10)	3.26	3.16	–	–	–	$15.50	25.61%		$79,316,438	1.07%	(0.75%	)	1.07%	101.39%
Year Ended December 31, 2009 (e)	$9.66	(0.09)	2.77	2.68	–	–	–	$12.34	27.74%		$30,087,335	1.12%	(0.88%	)	1.12%	115.90%
Period Ended December 31, 2008 (f)	$14.36	–	(4.70)	(4.70)	–	–	–	$9.66	(32.73%	)	$8,729,807	1.20%	(0.09%	)	1.20%	103.33%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$169,040,216	$—	$—	$169,040,216
Mutual Fund	4,996,989	—	—	4,996,989
Repurchase Agreement	—	8,270,916	—	8,270,916
Total	$174,037,205	$8,270,916	$—	$182,308,121
*	See Statement of Investments for Identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

22	Annual Report 2011

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$ 8,038,934	$8,270,916

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to adjustments for passive foreign investment companies, net operating losses and prior year financial statement return on capital. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Waddell & Reed Investment Management Company
Oppenheimer Funds, Inc.

24	Annual Report 2011

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.95%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.08% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $49,904, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $812.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the year ended December 31, 2011, NFS received $76,896 in Administrative Services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,617.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $157.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits

26	Annual Report 2011

are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $198,936,587 and sales of $180,469,882 (excluding short-term securities).

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The Fund did not make any distributions for the years ended December 31, 2011 and 2010.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(2,910,063)	$3,612,045	$701,982

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales, capital loss carryover and return on capital.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$178,696,076	$18,877,061	$(15,265,016)	$3,612,045

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$2,910,063	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $24,441,616 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	29

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

30	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	33

NVIT Multi-Manager Small Cap Value Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

19	Statement of Assets and Liabilities

21	Statement of Operations

22	Statements of Changes in Net Assets

24	Financial Highlights

25	Notes to Financial Statements

37	Report of Independent Registered Public Accounting Firm

38	Supplemental Information

39	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-SCV (2/12)

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Message To Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message To Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line.

We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to risks associated with investing in stocks of small companies.

Investing in companies that may be involved in special situations, such as acquisitions, consolidations, mergers, reorganizations or other unusual developments, carries the risk that the value of the special situation company, and subsequently the value of the Fund’s investment, may decline.

Value funds may underperform other funds that use different investing styles.

The Fund is subject to risks associated with investing in foreign securities.

The Fund may purchase securities in initial public offerings (IPOs), which can be very volatile and carry high transaction costs.

Funds that invest in real estate investment trusts (REITs) are subject to greater volatility than that of other mutual funds.

Funds that concentrate on specific sectors, such as commodities or REITs, or a relatively small number of securities are subject to greater volatility than that of other mutual funds.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Equity investments are subject to stock market risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

4	Annual Report 2011

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the

2011 Annual Report	5

Important Disclosures (Continued)

3,000 largest U.S. companies, based on market capitalization.

Russell 2000® Value Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Epoch Investment Partners, Inc. or JPMorgan Investment Management Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Epoch Investment Partners, Inc. or JPMorgan Investment Management Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager Small Cap Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager Small Cap Value Fund (Class I at NAV) registered (5.07)% versus (5.50)% for its benchmark, the Russell 2000® Value Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 139 funds as of December 31, 2011) was (3.50)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to Fund performance relative to the Fund’s benchmark for the reporting period were investments in the industrials, materials and energy sectors.

Fund holding SonoSite, Inc., a maker of portable ultrasound equipment, was the strongest contributor to relative Fund performance during the reporting period. The company agreed to be acquired by FUJIFILM Holdings Corp, which positively impacted SonosSite’s share price.

Another Fund holding, Woodward, Inc., an independent designer, manufacturer and service provider of control solutions for the aerospace and energy markets, also was a strong contributor to relative Fund performance. The company was not a benchmark holding during the reporting period. In November 2011, Woodward announced record sales and earnings growth for the end of its fiscal year.

Fund holding Multimedia Games Holding Co. Inc., a designer, manufacturer and supplier of standalone and networked gaming systems, was another strong relative contributor to Fund performance. The company reported strong earnings during the reporting period primarily due to increased market share and the introduction of new products.

What areas of investment detracted from Fund performance?

The most significant detractors from relative Fund performance for the reporting period were investments in the health-care, financials and utilities sectors.

Fund holding Perry Ellis International, Inc., a leading designer, distributor and licensor of apparel and accessories for men and women, was the most significant detractor from relative Fund performance for the reporting period. The company had a “fashion miss” during thr reporting period, which negatively impacted earnings. The Fund’s overweight position in Perry Ellis International Inc. hurt relative performance.

Fund holding MAKO Surgical Corp., a medical device company that markets an advanced robotic arm solution and implants for orthopedic procedures, was not held by the benchmark during the reporting period. The company underperformed on both an absolute and a relative basis.

Fund holding PHH Corp., a mortgage and fleet management services provider, trended lower during the reporting period primarily due to continued weakness in the broad housing market.

What was the impact of investments in derivatives on Fund performance?

The Fund held a minor position in benchmark index futures. This position was used to manage cash flows so that the Fund could stay fully invested. These derivatives are not used in any speculative or arbitrage capacity. These derivatives had a negligible impact on Fund performance, given the dollar amount of derivatives relative to the Fund’s net assets.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:

Epoch Investment Partners, Inc.

Portfolio Managers:

David N. Pearl, William W. Priest, Michael A. Welhoelter, CFA and Janet Navon

Subadviser:

JPMorgan Investment Management Inc.

Portfolio Managers:

Christopher T. Blum, CFA and Dennis S. Ruhl, CFA

2011 Annual Report	7

Fund Performance	NVIT Multi-Manager Small Cap Value Fund

Average Annual Total Return1

For periods ended December 31, 2011

	1 Yr.	5 Yr.	10 Yr.
Class I	(5.07)%	(0.85)%	4.50%
Class II2	(5.45)%	(1.12)%	4.24%
Class III[2]	(5.16)%	(0.88)%	4.51%
Class IV2	(5.17)%	(0.88)%	4.49%
Class Y2	(4.99)%	(0.74)%	4.56%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of the Class II shares (May 6, 2002), Class III shares (May 3, 2002), Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III, Class IV and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than to apply Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Expense Ratios

Expense Ratio*
Class I	1.13%
Class II	1.38%
Class III	1.13%
Class IV	1.13%
Class Y	0.98%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Value Fund versus performance of the Russell 2000® Value Index (a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The Russell 2000® Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 2000® Index (the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with lower price-to-book ratios and lower forecasted growth values.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager Small Cap Value Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	904.80	5.23	1.09
	Hypothetical[b]	1,000.00	1,019.71	5.55	1.09
Class II Shares	Actual	1,000.00	903.30	6.43	1.34
	Hypothetical[b]	1,000.00	1,018.45	6.82	1.34
Class III Shares	Actual	1,000.00	904.00	5.23	1.09
	Hypothetical[b]	1,000.00	1,019.71	5.55	1.09
Class IV Shares	Actual	1,000.00	903.80	5.23	1.09
	Hypothetical[b]	1,000.00	1,019.71	5.55	1.09
Class Y Shares	Actual	1,000.00	905.80	4.52	0.94
	Hypothetical[b]	1,000.00	1,020.47	4.79	0.94

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Multi-Manager Small Cap Value Fund
December 31, 2011

Asset Allocation
Common Stocks	96.3%
Mutual Fund	3.0%
Repurchase Agreement	2.5%
U.S. Treasury Note	0.2%
Liabilities in excess of other assets	(2.0%)

100.0%

Top Industries †
Commercial Banks	8.6%
Real Estate Investment Trusts (REITs)	8.3%
Machinery	4.9%
Specialty Retail	4.7%
Insurance	4.0%
Electric Utilities	3.8%
Aerospace & Defense	3.1%
Thrifts & Mortgage Finance	2.7%
Health Care Equipment & Supplies	2.5%
Health Care Providers & Services	2.5%
Other Industries *	54.9%

100.0%

Top Holdings †
Fidelity Institutional Money Market Fund—Institutional Class	2.9%
Alkermes PLC	1.0%
Westar Energy, Inc.	0.9%
Woodward, Inc.	0.8%
Triumph Group, Inc.	0.8%
Corn Products International, Inc.	0.8%
NeuStar, Inc., Class A	0.8%
Great Plains Energy, Inc.	0.7%
Helen of Troy Ltd.	0.7%
Cabela’s, Inc.	0.7%
Other Holdings *	89.9%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.3%

	Shares	Market Value

Aerospace & Defense 3.1%
Ceradyne, Inc.*	9,300	$249,054
Curtiss-Wright Corp.	58,350	2,061,505
Ducommun, Inc.	20,800	265,200
Esterline Technologies Corp.*	44,400	2,485,068
Hexcel Corp.*	81,390	1,970,452
Kratos Defense & Security Solutions, Inc.*	36,600	218,502
LMI Aerospace, Inc.*	50,000	877,500
Moog, Inc., Class A*	4,075	179,015
Triumph Group, Inc.	51,200	2,992,640

		11,298,936

Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.*	42,200	1,621,746
Pacer International, Inc.*	39,800	212,930

		1,834,676

Airlines 1.3%
Alaska Air Group, Inc.*	29,000	2,177,610
JetBlue Airways Corp.*	134,400	698,880
Republic Airways Holdings, Inc.*	135,700	465,451
Spirit Airlines, Inc.*	15,400	240,240
US Airways Group, Inc.*	209,600	1,062,672

		4,644,853

Auto Components 0.9%
Dana Holding Corp.*	114,600	1,392,390
Federal-Mogul Corp.*	83,700	1,234,575
Superior Industries International, Inc.	32,700	540,858

		3,167,823

Biotechnology 1.9%
Achillion Pharmaceuticals, Inc.*	24,800	188,976
Alkermes PLC*	215,311	3,737,799
Emergent Biosolutions, Inc.*	11,500	193,660
Idenix Pharmaceuticals, Inc.* (a)	121,700	906,056
Incyte Corp., Ltd.* (a)	33,000	495,330
Inhibitex, Inc.*	53,400	584,196
Lexicon Pharmaceuticals, Inc.*	488,800	630,552

		6,736,569

Building Products 1.0%
Armstrong World Industries, Inc.*	44,850	1,967,570
Simpson Manufacturing Co., Inc.	51,935	1,748,132

		3,715,702

Capital Markets 1.5%
American Capital Ltd.*	57,400	386,302
Artio Global Investors, Inc.	31,700	154,696
BGC Partners, Inc., Class A	96,400	572,616
Cowen Group, Inc., Class A*	240,133	621,945
Edelman Financial Group, Inc. (a)	12,700	83,439
Gladstone Capital Corp.	13,100	99,953

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Gleacher & Co., Inc.*	149,000	$250,320
Knight Capital Group, Inc., Class A*	39,800	470,436
Manning & Napier, Inc.*	10,200	127,398
MCG Capital Corp. (a)	50,372	200,984
Prospect Capital Corp. (a)	113,474	1,054,173
SWS Group, Inc.	66,559	457,260
Waddell & Reed Financial, Inc., Class A	38,950	964,792

		5,444,314

Chemicals 2.2%
Chemtura Corp.*	139,989	1,587,475
FutureFuel Corp.	3,300	40,986
Georgia Gulf Corp.*	88,300	1,720,967
H.B. Fuller Co.	27,200	628,592
Innophos Holdings, Inc.	12,600	611,856
Innospec, Inc.*	4,000	112,280
Koppers Holdings, Inc.	7,000	240,520
Methanex Corp.	70,498	1,608,765
Olin Corp.	7,900	155,235
PolyOne Corp.	11,200	129,360
Rockwood Holdings, Inc.*	10,000	393,700
Solutia, Inc.*	32,700	565,056

		7,794,792

Commercial Banks 8.8%
1st Source Corp.	4,700	119,051
Alliance Financial Corp.	4,600	142,048
Bancfirst Corp.	5,500	206,470
Banco Latinoamericano de Comercio Exterior SA, Class E	16,300	261,615
Bank of Hawaii Corp.	45,400	2,019,846
Bank of the Ozarks, Inc.	11,000	325,930
Banner Corp.	13,400	229,810
BBCN Bancorp, Inc.*	24,800	234,360
Boston Private Financial Holdings, Inc.	20,000	158,800
Camden National Corp.	3,600	117,360
Cathay General Bancorp	24,300	362,799
Central Pacific Financial Corp.*	14,700	189,924
Chemical Financial Corp.	10,255	218,637
Citizens & Northern Corp.	18,500	341,695
Citizens Republic Bancorp, Inc.*	81,834	932,908
City Holding Co. (a)	19,400	657,466
CNB Financial Corp. (a)	3,800	59,964
CoBiz Financial, Inc.	28,100	162,137
Columbia Banking System, Inc.	12,230	235,672
Community Bank System, Inc.	11,400	316,920
Community Trust Bancorp, Inc.	18,370	540,445
CVB Financial Corp.	119,000	1,193,570
East West Bancorp, Inc.	15,800	312,050
Enterprise Financial Services Corp.	12,800	189,440
Financial Institutions, Inc.	20,800	335,712
First Bancorp	21,500	239,725

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
First Bancorp, Inc.	1,800	$27,666
First Busey Corp.	50,500	252,500
First Commonwealth Financial Corp.	242,800	1,277,128
First Community Bancshares, Inc. (a)	26,300	328,224
First Financial Bancorp	81,200	1,351,168
First Financial Corp.	6,500	216,320
First Merchants Corp.	19,200	162,624
First Midwest Bancorp, Inc.	41,500	420,395
First Niagara Financial Group, Inc.	53,596	462,533
First of Long Island Corp. (The)	3,700	97,384
FirstMerit Corp.	13,485	204,028
FNB Corp.	77,800	879,918
German American Bancorp, Inc.	3,700	67,303
Great Southern Bancorp, Inc.	6,600	155,694
Hanmi Financial Corp.*	42,289	312,939
Heartland Financial USA, Inc.	4,700	72,098
Hudson Valley Holding Corp.	7,398	156,986
IBERIABANK Corp.	9,700	478,210
Independent Bank Corp.	19,100	521,239
Investors Bancorp, Inc.*	102,500	1,381,700
Lakeland Bancorp, Inc. (a)	27,100	233,602
Lakeland Financial Corp.	10,700	276,809
MainSource Financial Group, Inc.	29,800	263,134
Merchants Bancshares, Inc.	3,700	108,040
National Penn Bancshares, Inc.	47,145	397,904
NBT Bancorp, Inc.	16,200	358,506
Oriental Financial Group, Inc.	64,600	782,306
Orrstown Financial Services, Inc.	10,885	89,801
PacWest Bancorp	25,900	490,805
Park National Corp. (a)	4,600	299,276
Peoples Bancorp, Inc. (a)	11,500	170,315
Pinnacle Financial Partners, Inc.*	86,100	1,390,515
Renasant Corp.	20,600	309,000
Republic Bancorp, Inc., Class A	9,855	225,679
S&T Bancorp, Inc.	10,100	197,455
Sierra Bancorp	22,900	201,520
Southside Bancshares, Inc. (a)	12,341	267,306
Southwest Bancorp, Inc.*	62,100	370,116
State Bancorp, Inc.	8,000	97,600
StellarOne Corp.	14,500	165,010
Sterling Financial Corp.*	18,500	308,950
Suffolk Bancorp*	4,200	45,318
Susquehanna Bancshares, Inc.	52,500	439,950
SY Bancorp, Inc.	6,600	135,498
Texas Capital Bancshares, Inc.*	82,093	2,512,867
Tompkins Financial Corp.	5,100	196,401
Tower Bancorp, Inc.	400	11,416
TriCo Bancshares	900	12,798
Trustmark Corp. (a)	14,600	354,634
United Bankshares, Inc. (a)	5,600	158,312
United Community Banks, Inc.* (a)	60,192	420,742
Virginia Commerce Bancorp, Inc.*	27,800	214,894

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Washington Trust Bancorp, Inc.	7,900	$188,494
WesBanco, Inc.	13,000	253,110
West Bancorp, Inc. (a)	34,100	326,678
West Coast Bancorp*	13,500	210,600
Wilshire Bancorp, Inc.*	91,000	330,330

		31,746,102

Commercial Services & Supplies 1.6%
ABM Industries, Inc.	7,500	154,650
Cenveo, Inc.*	265,300	902,020
Courier Corp.	6,700	78,591
Deluxe Corp.	81,500	1,854,940
Encore Capital Group, Inc.*	29,800	633,548
EnergySolutions, Inc.*	227,400	702,666
Knoll, Inc.	21,100	313,335
Team, Inc.*	19,100	568,225
United Stationers, Inc.	13,000	423,280

		5,631,255

Communications Equipment 1.4%
Arris Group, Inc.*	82,936	897,368
Black Box Corp.	28,400	796,336
Comtech Telecommunications Corp.	15,200	435,024
Digi International, Inc.*	20,600	229,896
Harmonic, Inc.*	335,910	1,692,986
Oplink Communications, Inc.*	9,300	153,171
Plantronics, Inc.	16,800	598,752
Symmetricom, Inc.*	20,800	112,112
Tekelec*	16,100	175,973

		5,091,618

Computers & Peripherals 0.7%
Diebold, Inc.	49,900	1,500,493
Electronics for Imaging, Inc.*	26,900	383,325
Fusion-io, Inc.* (a)	14,300	346,060
Imation Corp.*	22,400	128,352
Intevac, Inc.*	14,900	110,260
Rimage Corp.	7,000	78,750

		2,547,240

Construction & Engineering 0.8%
EMCOR Group, Inc.	63,200	1,694,392
MasTec, Inc.*	53,000	920,610
Michael Baker Corp.*	19,500	382,395

		2,997,397

Consumer Finance 1.4%
Advance America Cash Advance Centers, Inc.	19,600	175,420
Cash America International, Inc.	30,000	1,398,900

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Consumer Finance (continued)
DFC Global Corp.*	44,085	$796,175
Nelnet, Inc., Class A	37,100	907,837
World Acceptance Corp.*	22,600	1,661,100

		4,939,432

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	91,200	388,512
Rock-Tenn Co., Class A	21,600	1,246,320
Silgan Holdings, Inc.	32,800	1,267,392

		2,902,224

Distributors 0.1%
Core-Mark Holding Co., Inc.	12,900	510,840

Diversified Consumer Services 0.7%
Lincoln Educational Services Corp.	62,200	491,380
Mac-Gray Corp.	11,700	161,343
Service Corp. International	147,280	1,568,532
Stewart Enterprises, Inc., Class A	59,800	344,448

		2,565,703

Diversified Financial Services 0.8%
CBOE Holdings, Inc.	56,050	1,449,453
PHH Corp.*	120,600	1,290,420

		2,739,873

Diversified Telecommunication Services 1.3%
Boingo Wireless, Inc.* (a)	10,500	90,300
Cincinnati Bell, Inc.*	326,800	990,204
Consolidated Communications Holdings, Inc.	46,800	891,540
Lumos Networks Corp.	86,643	1,329,104
Premiere Global Services, Inc.*	148,600	1,258,642

		4,559,790

Electric Utilities 3.8%
Central Vermont Public Service Corp.	4,300	150,930
Cleco Corp.	29,700	1,131,570
El Paso Electric Co.	31,600	1,094,624
Empire District Electric Co. (The)	22,700	478,743
Great Plains Energy, Inc.	124,650	2,714,877
IDACORP, Inc.	39,600	1,679,436
MGE Energy, Inc.	9,300	434,961
Portland General Electric Co.	39,700	1,004,013
UIL Holdings Corp.	9,333	330,108
Unisource Energy Corp.	38,700	1,428,804
Westar Energy, Inc.	116,500	3,352,870

		13,800,936

Electrical Equipment 0.5%
Belden, Inc.	4,000	133,120
EnerSys*	39,000	1,012,830

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Regal-Beloit Corp.	14,500	$739,065

		1,885,015

Electronic Equipment, Instruments & Components 1.9%
Anixter International, Inc.*	7,400	441,336
Brightpoint, Inc.*	13,100	140,956
Checkpoint Systems, Inc.*	12,100	132,374
Daktronics, Inc.	19,100	182,787
DDi Corp.	19,700	183,801
DTS, Inc.*	42,560	1,159,334
FEI Co.*	12,600	513,828
Insight Enterprises, Inc.*	25,000	382,250
Littelfuse, Inc.	8,714	374,528
Mercury Computer Systems, Inc.*	13,800	183,402
MTS Systems Corp.	34,950	1,424,213
NAPCO Security Technologies, Inc.*	182,549	454,547
RadiSys Corp.*	21,500	108,790
SYNNEX Corp.*	17,800	542,188
TTM Technologies, Inc.*	41,100	450,456

		6,674,790

Energy Equipment & Services 1.5%
C&J Energy Services, Inc.*	13,000	272,090
Cal Dive International, Inc.*	243,810	548,573
Complete Production Services, Inc.*	26,800	899,408
Dril-Quip, Inc.*	19,860	1,307,185
Gulf Island Fabrication, Inc.	3,300	96,393
Gulfmark Offshore, Inc., Class A*	26,400	1,109,064
Helix Energy Solutions Group, Inc.*	29,300	462,940
Newpark Resources, Inc.*	13,600	129,200
RPC, Inc. (a)	14,280	260,610
TETRA Technologies, Inc.*	23,500	219,490

		5,304,953

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	16,500	720,390
Pantry, Inc. (The)*	65,200	780,444
Spartan Stores, Inc.	89,900	1,663,150

		3,163,984

Food Products 1.4%
B&G Foods, Inc.	19,400	466,958
Corn Products International, Inc.	53,000	2,787,270
Darling International, Inc.*	36,900	490,401
Farmer Bros. Co.(a)	11,700	89,388
Flowers Foods, Inc.	66,550	1,263,119
Imperial Sugar Co.	14,800	52,836

		5,149,972

Gas Utilities 1.7%
Chesapeake Utilities Corp.	6,500	281,775
Laclede Group, Inc. (The)	22,300	902,481

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Gas Utilities (continued)
New Jersey Resources Corp.	20,150	$991,380
South Jersey Industries, Inc.	12,300	698,763
Southwest Gas Corp.	38,000	1,614,620
WGL Holdings, Inc.	33,800	1,494,636

		5,983,655

Health Care Equipment & Supplies 2.5%
Alere, Inc.*	39,030	901,203
DynaVox, Inc., Class A*	23,400	85,176
Greatbatch, Inc.*	61,900	1,367,990
Haemonetics Corp.*	24,760	1,515,807
MAKO Surgical Corp.*	53,800	1,356,298
RTI Biologics, Inc.*	51,900	230,436
SonoSite, Inc.*	38,450	2,070,917
Teleflex, Inc.	26,400	1,618,056

		9,145,883

Health Care Providers & Services 2.5%
Almost Family, Inc.*	11,100	184,038
AMERIGROUP Corp.*	23,100	1,364,748
Assisted Living Concepts, Inc., Class A	15,700	233,773
Bio-Reference Labs, Inc.*	112,808	1,835,386
Five Star Quality Care, Inc.*	38,300	114,900
Landauer, Inc.	16,520	850,780
Magellan Health Services, Inc.*	13,300	657,951
Molina Healthcare, Inc.*	1,600	35,728
PharMerica Corp.*	54,900	833,382
PSS World Medical, Inc.*	50,250	1,215,548
Triple-S Management Corp., Class B*	77,619	1,553,932
Vanguard Health Systems, Inc.*	11,400	116,508

		8,996,674

Health Care Technology 0.4%
MedAssets, Inc.*	157,900	1,460,575

Hotels, Restaurants & Leisure 1.8%
Cracker Barrel Old Country Store, Inc.	40,600	2,046,646
Dunkin’ Brands Group, Inc.* (a)	1,800	44,964
Isle of Capri Casinos, Inc.*	25,700	120,019
Multimedia Games Holding Co., Inc.*	213,220	1,692,967
Papa John’s International, Inc.*	1,400	52,752
Scientific Games Corp., Class A*	65,700	637,290
Shuffle Master, Inc.*	135,571	1,588,892
Speedway Motorsports, Inc.	25,600	392,448
Town Sports International Holdings, Inc.*	5,600	41,160

		6,617,138

Household Durables 1.5%
American Greetings Corp., Class A	25,700	321,507
Blyth, Inc.	8,700	494,160
Helen of Troy Ltd.*	85,300	2,618,710
La-Z-Boy, Inc.*	2,800	33,320

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
Lifetime Brands, Inc.	18,000	$218,520
Ryland Group, Inc. (The)	96,200	1,516,112
Skullcandy, Inc.* (a)	4,500	56,340

		5,258,669

Industrial Conglomerates 0.1%
Standex International Corp.	6,500	222,105

Information Technology Services 1.8%
CACI International, Inc., Class A*	12,900	721,368
CIBER, Inc.*	54,900	211,914
CSG Systems International, Inc.*	12,400	182,404
Forrester Research, Inc.*	42,669	1,448,186
Gartner, Inc.*	7,900	274,683
Mantech International Corp., Class A	20,400	637,296
NeuStar, Inc., Class A*	81,200	2,774,604
TeleTech Holdings, Inc.*	7,000	113,400
Unisys Corp.*	9,800	193,158

		6,557,013

Insurance 4.1%
Alterra Capital Holdings Ltd.	25,600	604,928
American Equity Investment Life Holding Co.	159,200	1,655,680
American Safety Insurance Holdings Ltd.*	12,100	263,175
AMERISAFE, Inc.*	50,600	1,176,450
Amtrust Financial Services, Inc.	26,800	636,500
Arthur J. Gallagher & Co.	70,000	2,340,800
Aspen Insurance Holdings Ltd.	25,900	686,350
Assured Guaranty Ltd.	43,000	565,020
CNO Financial Group, Inc.*	292,800	1,847,568
Delphi Financial Group, Inc., Class A	42,175	1,868,352
FBL Financial Group, Inc., Class A	3,200	108,864
Horace Mann Educators Corp.	3,300	45,243
Meadowbrook Insurance Group, Inc.	37,600	401,568
National Financial Partners Corp.*	101,500	1,372,280
ProAssurance Corp.	3,900	311,298
Selective Insurance Group, Inc.	25,100	445,023
Symetra Financial Corp.	27,100	245,797
Tower Group, Inc.	3,268	65,916

		14,640,812

Internet Software & Services 0.2%
United Online, Inc.	116,400	633,216
Zillow, Inc.* (a)	2,800	62,944

		696,160

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc.	54,300	766,173

Life Sciences Tools & Services 0.1%
Cambrex Corp.*	73,500	527,730

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery 5.0%
Actuant Corp., Class A	13,700	$310,853
Altra Holdings, Inc.*	8,400	158,172
Briggs & Stratton Corp.	138,800	2,150,012
Cascade Corp.	2,300	108,491
Douglas Dynamics, Inc.	86,670	1,267,115
EnPro Industries, Inc.*	48,300	1,592,934
Harsco Corp.	51,950	1,069,131
Kadant, Inc.*	23,900	540,379
Kaydon Corp.	40,200	1,226,100
Kennametal, Inc.	55,249	2,017,693
LB Foster Co., Class A	15,300	432,837
Mueller Industries, Inc.	62,450	2,399,329
Wabtec Corp.	22,350	1,563,383
Woodward, Inc.	73,700	3,016,541

		17,852,970

Media 0.4%
Entercom Communications Corp., Class A*	130,700	803,805
Journal Communications, Inc., Class A*	96,900	426,360
LIN TV Corp., Class A*	68,300	288,909
Pandora Media, Inc.* (a)	10,800	108,108

		1,627,182

Metals & Mining 1.3%
Coeur d’Alene Mines Corp.*	62,500	1,508,750
Haynes International, Inc.	39,419	2,152,277
Revett Minerals, Inc.* (a)	28,300	133,576
SunCoke Energy, Inc.*	24,100	269,920
Worthington Industries, Inc.	46,500	761,670

		4,826,193

Multiline Retail 0.2%
Dillard’s, Inc., Class A (a)	13,300	596,904

Multi-Utilities 1.0%
NorthWestern Corp.	31,900	1,141,701
Vectren Corp.	77,050	2,329,221

		3,470,922

Oil, Gas & Consumable Fuels 1.7%
Berry Petroleum Co., Class A	15,300	642,906
Bonanza Creek Energy, Inc.* (a)	9,900	123,750
Cloud Peak Energy, Inc.*	37,100	716,772
CVR Energy, Inc.*	46,800	876,564
Energy Partners Ltd.*	13,400	195,640
Green Plains Renewable Energy, Inc.* (a)	47,600	464,576
Gulfport Energy Corp.*	15,800	465,310
Infinity Bio-Energy Ltd.* (b)	155,500	0
KiOR, Inc., Class A* (a)	821	8,358
Stone Energy Corp.*	12,400	327,112
VAALCO Energy, Inc.*	62,000	374,480
W&T Offshore, Inc.	64,100	1,359,561
Warren Resources, Inc.*	46,700	152,242

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Western Refining, Inc.*	7,400	$98,346
Westmoreland Coal Co.*	6,600	84,150
World Fuel Services Corp.	5,000	209,900

		6,099,667

Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	65,400	2,186,976
Domtar Corp.	5,100	407,796
P.H. Glatfelter Co.	10,400	146,848
Schweitzer-Mauduit International, Inc.	2,600	172,796

		2,914,416

Personal Products 0.4%
Nutraceutical International Corp.*	6,400	72,448
Prestige Brands Holdings, Inc.*	118,300	1,333,241
Revlon, Inc., Class A*	12,400	184,388

		1,590,077

Pharmaceuticals 0.8%
Endo Pharmaceuticals Holdings, Inc.*	63,804	2,203,152
Par Pharmaceutical Cos., Inc.*	19,100	625,143

		2,828,295

Professional Services 0.8%
Dolan Co. (The)*	20,600	175,512
GP Strategies Corp.*	14,100	190,068
Kelly Services, Inc., Class A	44,300	606,024
Navigant Consulting, Inc.*	33,100	377,671
Resources Connection, Inc.	126,700	1,341,753
VSE Corp.	12,000	291,360

		2,982,388

Real Estate Investment Trusts (REITs) 8.5%
American Campus Communities, Inc.	37,700	1,581,892
American Capital Agency Corp.	70,900	1,990,872
Anworth Mortgage Asset Corp.	250,700	1,574,396
Ashford Hospitality Trust, Inc.	140,300	1,122,400
CapLease, Inc.	128,800	520,352
Capstead Mortgage Corp.	140,500	1,747,820
Cedar Realty Trust, Inc.	23,300	100,423
Cogdell Spencer, Inc.	78,000	331,500
Colonial Properties Trust	28,336	591,089
Coresite Realty Corp.	27,300	486,486
DCT Industrial Trust, Inc.	180,700	925,184
DDR Corp.	25,600	311,552
DiamondRock Hospitality Co.	114,200	1,100,888
EastGroup Properties, Inc.	9,300	404,364
Entertainment Properties Trust	13,900	607,569
Equity Lifestyle Properties, Inc.	11,000	733,590
Extra Space Storage, Inc.	15,300	370,719
First Industrial Realty Trust, Inc.*	186,500	1,907,895
Getty Realty Corp.	13,400	186,930

16	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Home Properties, Inc.	4,600	$264,822
Invesco Mortgage Capital, Inc.	15,000	210,750
Kite Realty Group Trust	52,800	238,128
LaSalle Hotel Properties	10,100	244,521
Lexington Realty Trust	185,183	1,387,021
LTC Properties, Inc.	30,000	925,800
MFA Financial, Inc.	139,500	937,440
National Retail Properties, Inc.	23,600	622,568
Omega Healthcare Investors, Inc.	96,300	1,863,405
Parkway Properties, Inc.	92,600	913,036
Pennsylvania Real Estate Investment Trust	209,950	2,191,878
PS Business Parks, Inc.	4,600	254,978
Ramco-Gershenson Properties Trust	27,400	269,342
Senior Housing Properties Trust	58,700	1,317,228
Sun Communities, Inc.	13,900	507,767
Tanger Factory Outlet Centers	49,150	1,441,078
Winthrop Realty Trust	34,000	345,780

		30,531,463

Road & Rail 1.2%
Amerco, Inc.	11,000	972,400
Con-way, Inc.	45,400	1,323,864
Genesee & Wyoming, Inc., Class A*	23,911	1,448,528
Quality Distribution, Inc.*	41,100	462,375

		4,207,167

Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology, Inc.* (a)	275,400	1,200,744
Brooks Automation, Inc.	36,300	372,801
DSP Group, Inc.*	22,400	116,704
Entegris, Inc.*	57,738	503,764
GSI Technology, Inc.*	24,500	114,660
Integrated Silicon Solution, Inc.*	41,200	376,568
Intermolecular, Inc.*	22,500	193,050
IXYS Corp.*	13,100	141,873
LTX-Credence Corp.*	149,800	801,430
Mindspeed Technologies, Inc.*	111,000	508,380
MKS Instruments, Inc.	13,600	378,352
Photronics, Inc.*	18,300	111,264
PMC-Sierra, Inc.*	43,400	239,134
Semtech Corp.*	11,100	275,502
Sigma Designs, Inc.*	25,200	151,200
Skyworks Solutions, Inc.*	12,100	196,262
Supertex, Inc.*	56,100	1,059,168
Teradyne, Inc.*	95,150	1,296,894
Veeco Instruments, Inc.* (a)	34,150	710,320

		8,748,070

Software 2.1%
Actuate Corp.*	289,950	1,699,107
Aspen Technology, Inc.*	22,700	393,845
Ebix, Inc. (a)	5,300	117,130
EPIQ Systems, Inc.	16,700	200,734

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Imperva, Inc.*	2,400	$83,544
JDA Software Group, Inc.*	39,589	1,282,288
Jive Software, Inc.*	4,500	72,000
Netscout Systems, Inc.*	8,400	147,840
Progress Software Corp.*	61,000	1,180,350
Quest Software, Inc.*	9,800	182,280
Take-Two Interactive Software, Inc.*	145,900	1,976,945
Tangoe, Inc.*	3,300	50,820
TeleCommunication Systems, Inc., Class A*	34,200	80,370

		7,467,253

Specialty Retail 4.8%
Asbury Automotive Group, Inc.*	76,950	1,659,042
Cabela’s, Inc.*	100,100	2,544,542
Conn’s, Inc.* (a)	166,125	1,843,988
Express, Inc.*	99,650	1,987,021
Finish Line, Inc. (The), Class A	61,900	1,193,741
Group 1 Automotive, Inc.	10,700	554,260
hhgregg, Inc.* (a)	17,000	245,650
Jos. A. Bank Clothiers, Inc.*	31,200	1,521,312
Monro Muffler Brake, Inc.	19,050	738,949
Rent-A-Center, Inc.	50,300	1,861,100
Select Comfort Corp.*	23,600	511,884
Sonic Automotive, Inc., Class A	100,300	1,485,443
Stage Stores, Inc.	79,350	1,102,172
Teavana Holdings, Inc.* (a)	4,100	76,998

		17,326,102

Textiles, Apparel & Luxury Goods 2.4%
G-III Apparel Group Ltd.*	61,400	1,529,474
Iconix Brand Group, Inc.*	112,900	1,839,141
Jones Group, Inc. (The)	34,700	366,085
Maidenform Brands, Inc.*	16,716	305,903
Oxford Industries, Inc. (a)	23,000	1,037,760
Perry Ellis International, Inc.*	121,750	1,731,285
Warnaco Group, Inc. (The)*	35,900	1,796,436

		8,606,084

Thrifts & Mortgage Finance 2.7%
BankFinancial Corp.	9,900	54,648
BankUnited, Inc.	52,150	1,146,779
Berkshire Hills Bancorp, Inc.	11,100	246,309
Brookline Bancorp, Inc.	223,650	1,887,606
Dime Community Bancshares, Inc.	13,250	166,950
Flushing Financial Corp.	128,750	1,626,112
OceanFirst Financial Corp. (a)	12,100	158,147
Ocwen Financial Corp.*	171,800	2,487,664
Provident Financial Services, Inc.	23,400	313,326
Trustco Bank Corp.	27,100	152,031
ViewPoint Financial Group	106,800	1,389,468
WSFS Financial Corp.	3,300	118,668

		9,747,708

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 1.4%
Aircastle Ltd.	32,100	$408,312
Applied Industrial Technologies, Inc.	51,350	1,805,980
Interline Brands, Inc.*	36,200	563,634
SeaCube Container Leasing Ltd.	65,500	970,055
Titan Machinery, Inc.*	59,450	1,291,848

		5,039,829

Transportation Infrastructure 0.2%
Wesco Aircraft Holdings, Inc.* (a)	44,900	628,151

Water Utilities 0.1%
American States Water Co.	5,100	177,990
California Water Service Group	9,300	169,818
Consolidated Water Co., Ltd.	4,700	40,326
York Water Co. (The)	8,400	148,176

		536,310

Wireless Telecommunication Services 0.4%
NTELOS Holdings Corp.	64,043	1,305,196

Total Common Stocks (cost $342,890,905)		346,653,723

U.S. Treasury Note 0.2%

	Principal Amount	Market Value

U.S. Treasury Note, 0.50%, 11/30/12(c)	$850,000	852,722

Total U.S. Treasury Note (cost $852,691)		852,722

Mutual Fund 3.0%

	Shares	Market Value

Money Market Fund 3.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (d)	10,767,310	10,767,310

Total Mutual Fund (cost $10,767,310)		10,767,310

Repurchase Agreement 2.5%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/2011, due 01/03/2012, repurchase price $ 8,920,583, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63%-6.00%, maturing 09/15/18-11/15/41; total market value $9,098,898. (e)	$8,920,553	$8,920,553

Total Repurchase Agreement (cost $8,920,553)		8,920,553

Total Investments (cost $363,431,459) (f) —102.0%		367,194,308

Liabilities in excess of other assets — (2.0%)		(7,085,557)

NET ASSETS — 100.0%		$360,108,751

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $8,680,704.

(b)	Fair Valued Security.

(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of December 31, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $8,920,553.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At December 31, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)

90	Russell 2000 Mini Future	03/16/12	$6,649,200	$(14,553)

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi- Manager Small Cap Value Fund
Assets:
Investments, at value * (cost $354,510,906)	$358,273,755
Repurchase agreement, at value and cost	8,920,553

Total Investments	367,194,308

Cash	22,075
Interest and dividends receivable	739,212
Security lending income receivable	22,375
Receivable for investments sold	3,066,137
Receivable for capital shares issued	129,457
Prepaid expenses	804

Total Assets	371,174,368

Liabilities:
Payable for investments purchased	1,551,419
Payable for capital shares redeemed	203,150
Payable for variation margin on futures contracts	25,200
Payable upon return of securities loaned (Note 2)	8,920,553
Accrued expenses and other payables:
Investment advisory fees	271,382
Fund administration fees	15,336
Distribution fees	5,094
Administrative servicing fees	39,985
Accounting and transfer agent fees	863
Trustee fees	2,830
Custodian fees	1,895
Compliance program costs (Note 3)	382
Professional fees	13,360
Printing fees	13,419
Other	749

Total Liabilities	11,065,617

Net Assets	$360,108,751

Represented by:
Capital	$401,843,764
Accumulated undistributed net investment income	489,689
Accumulated net realized losses from investment, futures and foreign currency transactions	(45,972,998)
Net unrealized appreciation/(depreciation) from investments	3,762,849
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(14,553)

Net Assets	$360,108,751

Net Assets:
Class I Shares	$166,500,971
Class II Shares	24,188,053
Class III Shares	681,418
Class IV Shares	20,454,978
Class Y Shares	148,283,331

Total	$360,108,751

*	Includes value of securities on loan of $8,680,704 (Note 2).

2011 Annual Report	19

Statement of Assets and Liabilities (Continued)

December 31, 2011

NVIT Multi- Manager Small Cap Value Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	16,860,314
Class II Shares	2,487,717
Class III Shares	68,877
Class IV Shares	2,071,499
Class Y Shares	14,985,316

Total	36,473,723

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.88
Class II Shares	$9.72
Class III Shares	$9.89
Class IV Shares	$9.87
Class Y Shares	$9.90

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi- Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$5,242,868
Income from securities lending (Note 2)	200,541
Interest income	1,013
Other income	562
Foreign tax withholding	(15,185)

Total Income	5,429,799

EXPENSES:
Investment advisory fees	3,082,021
Fund administration fees	179,039
Distribution fees Class II Shares	66,467
Administrative servicing fees Class I Shares	286,908
Administrative servicing fees Class II Shares	39,881
Administrative servicing fees Class III Shares	1,299
Administrative servicing fees Class IV Shares	33,783
Professional fees	29,954
Printing fees	24,259
Trustee fees	12,626
Custodian fees	12,183
Accounting and transfer agent fees	1,192
Compliance program costs (Note 3)	1,578
Other	12,170

Total expenses before earnings credit and fees waived	3,783,360

Earnings credit (Note 5)	(213)
Investment advisory fees waived (Note 3)	(40,178)

Net Expenses	3,742,969

NET INVESTMENT INCOME	1,686,830

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	42,415,674
Net realized losses from futures transactions (Note 2)	(704,859)
Net realized gains from foreign currency transactions (Note 2)	47

Net realized gains from investment, futures and foreign currency transactions	41,710,862

Net change in unrealized appreciation/(depreciation) from investments	(58,935,753)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(73,249)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(138)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(59,009,140)

Net realized/unrealized losses from investments, futures, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(17,298,278)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,611,448)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$1,686,830	$2,464,052
Net realized gains from investment, futures and foreign currency transactions	41,710,862	26,908,373
Net change in unrealized appreciation/(depreciation) from investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(59,009,140)	45,192,601

Change in net assets resulting from operations	(15,611,448)	74,565,026

Distributions to Shareholders From:
Net investment income:
Class I	(852,066)	(1,223,561)
Class II	(83,631)	(116,766)
Class III	(3,449)	(3,987)
Class IV	(98,527)	(135,140)
Class Y	(440,427)	(371,730)

Change in net assets from shareholder distributions	(1,478,100)	(1,851,184)

Change in net assets from capital transactions	24,065,173	(12,026,251)

Change in net assets	6,975,625	60,687,591

Net Assets:
Beginning of year	353,133,126	292,445,535

End of year	$360,108,751	$353,133,126

Accumulated undistributed net investment income at end of year	$489,689	$1,381,911

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,231,975	$7,753,792
Dividends reinvested	852,066	1,223,561
Cost of shares redeemed	(49,496,326)	(44,898,276)

Total Class I	(43,412,285)	(35,920,923)

Class II Shares
Proceeds from shares issued	3,078,673	5,027,935
Dividends reinvested	83,631	116,766
Cost of shares redeemed	(5,807,887)	(13,468,325)

Total Class II	(2,645,583)	(8,323,624)

Class III Shares
Proceeds from shares issued	240,815	829,754
Dividends reinvested	3,449	3,987
Cost of shares redeemed	(580,411)	(470,518)

Total Class III	(336,147)	363,223

Class IV Shares
Proceeds from shares issued	1,016,360	845,074
Dividends reinvested	98,527	135,140
Cost of shares redeemed	(3,446,889)	(5,434,232)

Total Class IV	(2,332,002)	(4,454,018)

22	Annual Report 2011

	NVIT Multi-Manager Small Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
CAPITAL TRANSACTIONS (continued)
Class Y Shares
Proceeds from shares issued	$81,140,219	$38,083,928
Dividends reinvested	440,427	371,730
Cost of shares redeemed	(8,789,456)	(2,146,567)

Total Class Y	72,791,190	36,309,091

Change in net assets from capital transactions	$24,065,173	$(12,026,251)

SHARE TRANSACTIONS:
Class I Shares
Issued	506,545	849,636
Reinvested	79,427	129,583
Redeemed	(4,773,404)	(5,034,744)

Total Class I Shares	(4,187,432)	(4,055,525)

Class II Shares
Issued	312,958	564,471
Reinvested	7,872	13,062
Redeemed	(580,952)	(1,538,257)

Total Class II Shares	(260,122)	(960,724)

Class III Shares
Issued	22,424	93,168
Reinvested	321	410
Redeemed	(56,650)	(51,226)

Total Class III Shares	(33,905)	42,352

Class IV Shares
Issued	100,765	94,028
Reinvested	9,185	14,308
Redeemed	(337,752)	(604,794)

Total Class IV Shares	(227,802)	(496,458)

Class Y Shares
Issued	8,212,259	4,194,594
Reinvested	41,109	37,746
Redeemed	(879,022)	(239,429)

Total Class Y Shares	7,374,346	3,992,911

Total change in shares	2,665,085	(1,477,444)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	23

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.45	0.04	(0.57)	(0.53)	(0.04)	–	(0.04)	–	$9.88	(5.07%	)	$166,500,971	1.10%	0.40%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.30	0.07	2.13	2.20	(0.05)	–	(0.05)	–	$10.45	26.60%		$220,041,173	1.12%	0.76%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.62	0.06	1.66	1.72	(0.04)	–	(0.04)	–	$8.30	26.22%		$208,335,958	1.16%	0.82%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.12	(3.28)	(3.16)	(0.10)	–	(0.10)	–	$6.62	(32.15%	)	$203,855,899	1.08%	1.29%	1.10%	119.80%
Year Ended December 31, 2007	$12.45	0.10	(0.87)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.89%	)	$410,073,252	1.14%	0.66%	1.14%	94.94%

Class II Shares
Year Ended December 31, 2011(e)	$10.31	0.02	(0.58)	(0.56)	(0.03)	–	(0.03)	–	$9.72	(5.45%	)	$24,188,053	1.35%	0.17%	1.36%	77.92%
Year Ended December 31, 2010(e)	$8.18	0.04	2.12	2.16	(0.03)	–	(0.03)	–	$10.31	26.47%		$28,320,389	1.37%	0.50%	1.37%	45.72%
Year Ended December 31, 2009(e)	$6.54	0.03	1.65	1.68	(0.04)	–	(0.04)	–	$8.18	25.86%		$30,352,462	1.40%	0.45%	1.40%	62.55%
Year Ended December 31, 2008	$9.76	0.09	(3.23)	(3.14)	(0.08)	–	(0.08)	–	$6.54	(32.30%	)	$21,181,023	1.32%	0.97%	1.35%	119.80%
Year Ended December 31, 2007	$12.34	0.06	(0.87)	(0.81)	(0.12)	(1.65)	(1.77)	–	$9.76	(7.23%	)	$37,579,430	1.39%	0.38%	1.39%	94.94%

Class III Shares
Year Ended December 31, 2011(e)	$10.47	0.04	(0.58)	(0.54)	(0.04)	–	(0.04)	–	$9.89	(5.16%	)	$681,418	1.10%	0.38%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.32	0.09	2.11	2.20	(0.05)	–	(0.05)	–	$10.47	26.57%		$1,076,358	1.12%	0.96%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.63	0.06	1.67	1.73	(0.04)	–	(0.04)	–	$8.32	26.33%		$502,519	1.16%	0.84%	1.16%	62.55%
Year Ended December 31, 2008	$9.90	0.12	(3.29)	(3.17)	(0.10)	–	(0.10)	–	$6.63	32.21%		$506,519	1.12%	1.34%	1.14%	119.80%
Year Ended December 31, 2007	$12.48	0.10	(0.88)	(0.78)	(0.15)	(1.65)	(1.80)	–	$9.90	6.92%		$991,682	1.11%	0.68%	1.12%	94.94%

Class IV Shares
Year Ended December 31, 2011(e)	$10.45	0.04	(0.58)	(0.54)	(0.04)	–	(0.04)	–	$9.87	(5.17%	)	$20,454,978	1.10%	0.42%	1.11%	77.92%
Year Ended December 31, 2010(e)	$8.30	0.07	2.13	2.20	(0.05)	–	(0.05)	–	$10.45	26.61%		$24,035,927	1.12%	0.77%	1.12%	45.72%
Year Ended December 31, 2009(e)	$6.61	0.06	1.67	1.73	(0.04)	–	(0.04)	–	$8.30	26.41%		$23,201,040	1.16%	0.83%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.11	(3.28)	(3.17)	(0.10)	–	(0.10)	–	$6.61	(32.27%	)	$23,344,639	1.11%	1.21%	1.14%	119.80%
Year Ended December 31, 2007	$12.45	0.09	(0.86)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.92%	)	$41,650,497	1.10%	0.67%	1.11%	94.94%

Class Y Shares
Year Ended December 31, 2011(e)	$10.47	0.07	(0.59)	(0.52)	(0.05)	–	(0.05)	–	$9.90	(4.99%	)	$148,283,331	0.95%	0.71%	0.96%	77.92%
Year Ended December 31, 2010(e)	$8.31	0.11	2.12	2.23	(0.07)	–	(0.07)	–	$10.47	26.87%		$79,659,279	0.97%	1.22%	0.97%	45.72%
Year Ended December 31, 2009(e)	$6.61	0.05	1.69	1.74	(0.04)	–	(0.04)	–	$8.31	26.60%		$30,053,556	1.00%	0.67%	1.00%	62.55%
Period Ended December 31, 2008(f)	$9.29	0.06	(2.65)	(2.59)	(0.09)	–	(0.09)	–	$6.61	(28.01%	)	$8,762,016	0.98%	1.19%	1.01%	119.80%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

24	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

26	Annual Report 2011

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,298,936	$—	$—	$11,298,936
Air Freight & Logistics	1,834,676	—	—	1,834,676
Airlines	4,644,853	—	—	4,644,853
Auto Components	3,167,823	—	—	3,167,823
Biotechnology	6,736,569	—	—	6,736,569
Building Products	3,715,702	—	—	3,715,702
Capital Markets	5,444,314	—	—	5,444,314
Chemicals	7,794,792	—	—	7,794,792
Commercial Banks	31,746,102	—	—	31,746,102
Commercial Services & Supplies	5,631,255	—	—	5,631,255
Communications Equipment	5,091,618	—	—	5,091,618
Computers & Peripherals	2,547,240	—	—	2,547,240
Construction & Engineering	2,997,397	—	—	2,997,397
Consumer Finance	4,939,432	—	—	4,939,432
Containers & Packaging	2,902,224	—	—	2,902,224
Distributors	510,840	—	—	510,840
Diversified Consumer Services	2,565,703	—	—	2,565,703
Diversified Financial Services	2,739,873	—	—	2,739,873
Diversified Telecommunication Services	4,559,790	—	—	4,559,790
Electric Utilities	13,800,936	—	—	13,800,936
Electrical Equipment	1,885,015	—	—	1,885,015
Electronic Equipment, Instruments & Components	6,674,790	—	—	6,674,790
Energy Equipment & Services	5,304,953	—	—	5,304,953
Food & Staples Retailing	3,163,984	—	—	3,163,984
Food Products	5,149,972	—	—	5,149,972
Gas Utilities	5,983,655	—	—	5,983,655
Health Care Equipment & Supplies	9,145,883	—	—	9,145,883
Health Care Providers & Services	8,996,674	—	—	8,996,674
Health Care Technology	1,460,575	—	—	1,460,575
Hotels, Restaurants & Leisure	6,617,138	—	—	6,617,138
Household Durables	5,258,669	—	—	5,258,669
Industrial Conglomerates	222,105	—	—	222,105
Information Technology Services	6,557,013	—	—	6,557,013
Insurance	14,640,812	—	—	14,640,812
Internet Software & Services	696,160	—	—	696,160
Leisure Equipment & Products	766,173	—	—	766,173
Life Sciences Tools & Services	527,730	—	—	527,730
Machinery	17,852,970	—	—	17,852,970
Media	1,627,182	—	—	1,627,182
Metals & Mining	4,826,193	—	—	4,826,193
Multiline Retail	596,904	—	—	596,904
Multi-Utilities	3,470,922	—	—	3,470,922
Oil, Gas & Consumable Fuels	6,099,667	—	—	6,099,667
Paper & Forest Products	2,914,416	—	—	2,914,416
Personal Products	1,590,077	—	—	1,590,077
Pharmaceuticals	2,828,295	—	—	2,828,295
Professional Services	2,982,388	—	—	2,982,388

2011 Annual Report	27

Notes to Financial Statements (continued)

December 31, 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Real Estate Investment Trusts (REITs)	$30,531,463	$—	$—	$30,531,463
Road & Rail	4,207,167	—	—	4,207,167
Semiconductors & Semiconductor Equipment	8,748,070	—	—	8,748,070
Software	7,467,253	—	—	7,467,253
Specialty Retail	17,326,102	—	—	17,326,102
Textiles, Apparel & Luxury Goods	8,606,084	—	—	8,606,084
Thrifts & Mortgage Finance	9,747,708	—	—	9,747,708
Trading Companies & Distributors	5,039,829	—	—	5,039,829
Transportation Infrastructure	628,151	—	—	628,151
Water Utilities	536,310	—	—	536,310
Wireless Telecommunication Services	1,305,196	—	—	1,305,196
Total Common Stocks	$346,653,723	$—	$—	$346,653,723
Mutual Fund	10,767,310	—	—	10,767,310
Repurchase Agreement	—	8,920,553	—	8,920,553
U.S. Treasury Note	—	852,722	—	852,722
Total Assets	$357,421,033	$9,773,275	$—	$367,194,308
Liabilities:
Futures Contracts	(14,553)	—	—	(14,553)
Total Liabilities	$(14,553)	$—	$—	$(14,553)
Total	$357,406,480	$9,773,275	$—	$367,179,755

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$—	$—
Net Realized Gains/(Losses)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/11	$—	$—
Change in Unrealized Appreciation/(Depreciation) of securities still held	$—	$—
*	Purchases include all purchases of securities and securities received in corporate actions.

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in

28	Annual Report 2011

foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Liabilities:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts*
Equity risk	Unrealized depreciation from futures contracts	$(14,553)
Total		$(14,553)
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(704,859)
Total	$(704,859)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(73,249)
Total	$(73,249)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(d)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing

30	Annual Report 2011

and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$8,680,704	$8,920,553

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, Passive Foreign Investment Company (“PFIC”) capital gains and losses, Business Development Company (“BDC”) and other non-real estate investment trust (“REITs”) adjustments from the prior year, and prior year REIT “return of capital” and partnership adjustments. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

At a meeting of the Board of Trustees held on June 15, 2011, the Board approved the termination of Aberdeen Asset Management, Inc. as a subadviser to the Fund. This change was effective upon the close of business on July 8, 2011.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.90%
$200 million and more	0.85%

32	Annual Report 2011

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $40,178, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $1,578.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2011, NFS received $361,871 in Administrative Services fees from the Fund.

4.   Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash

2011 Annual Report	33

Notes to Financial Statements (Continued)

December 31, 2011

flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $271.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $161.

5.   Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.   Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $293,105,039 and sales of $268,676,187 (excluding short-term securities).

For the year ended December 31, 2011, the Fund had purchases of $1,925,432 and sales of $1,275,000 of U.S. Government securities.

7.   Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

34	Annual Report 2011

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.   New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.   Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,478,100	$—	$1,478,100	$—	$1,478,100

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	35

Notes to Financial Statements (Continued)

December 31, 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,851,184	$—	$1,851,184	$—	$1,851,184

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$584,296	$—	$584,296	$—	$(43,354,999)	$1,035,690	$(41,735,013)
*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales, capital loss carryover, cumulative PFIC mark-to-market, current year futures mark-to-market, and BDC.

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$366,158,618	$39,762,230	$(38,726,540)	$1,035,690

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$43,354,999	2017

During the year ended December 31, 2011, for the federal income tax purposes, the Fund utilized capital loss carryforwards of $42,148,352 to offset capital gains.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

36	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights for each of the periods indicated (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	37

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

38	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	39

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

40	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	41

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

42	Annual Report 2011

NVIT Multi-Manager Small Company Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

19	Statement of Assets and Liabilities

21	Statement of Operations

22	Statements of Changes in Net Assets

24	Financial Highlights

25	Notes to Financial Statements

35	Report of Independent Registered Public Accounting Firm

36	Supplemental Information

37	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-MM-SCO (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to risks associated with investing in stocks of small companies.

The Fund is subject to risks associated with investing in foreign securities.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

The Fund may purchase securities in initial public offerings (IPOs), which can be very volatile and carry high transaction costs.

Growth funds and value funds may underperform other funds that use different investing styles.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Equity investments are subject to stock market risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for

4	Annual Report 2011

comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year,

15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of

2011 Annual Report	5

Important Disclosures (Continued)

medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Morgan Stanley Investment Management Inc.; Neuberger Berman Management LLC; OppenheimerFunds, Inc; or Putnam Investment Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Morgan Stanley Investment Management Inc.; Neuberger Berman Management LLC; OppenheimerFunds, Inc.; or Putnam Investment Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Multi-Manager Small Company Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Multi-Manager Small Company Fund (Class I at NAV) registered (5.56)% versus (4.18)% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 139 funds as of December 31, 2011) was (3.50)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

During the reporting period, positive contributions to Fund performance relative to the Fund’s benchmark were the information technology, energy and telecommunications services sectors.

The Fund’s investment in NetLogic Microsystems, Inc., a computer processor manufacturer, helped relative Fund performance. In September 2011, Broadcom Corp. agreed to purchase NetLogic Microsystems for $50 per share, a 57% premium to NetLogic’s prior-day close.

HMS Holdings Corp., a provider of cost management services for government-sponsored health and human services programs, helped relative Fund performance. As a result of recent health-care legislation, HMS is positioned to benefit from increased focus on containing the costs associated with government-sponsored programs such as Medicare and Medicaid.

Relative Fund performance also was helped by an investment in HealthSpring, Inc., a managed-care organization that focuses primarily on Medicare; HealthSpring rallied after CIGNA announced plans to acquire it.

What areas of investment detracted from Fund performance?

On a sector basis, the most significant detractors from relative Fund performance during the reporting period were health care, industrials and consumer staples.

Among the Fund’s individual holdings, the largest detractor from relative Fund performance during the reporting period was consumer staples sector company Diamond Foods, Inc., a packaged foods producer. The company experienced a rapid sell-off when its management faced questions about the company’s accounting practices, which led to a formal Securities and Exchange Commission (SEC) probe.

The Fund’s investment in Polypore International, Inc., a global leader in specialty membranes used in batteries, disappointed during the reporting period. The stock declined in December 2011 amid market concerns about potentially lower short-term company revenues, given a slower-growth economic environment in the United States and Europe.

Another Fund holding that detracted from relative Fund performance during the reporting period was SodaStream International Ltd., a developer of home beverage carbonation systems and related products. The company declined in August after releasing a tepid outlook for its business for the second half of 2011.

The following subadvisers each manage a portion (“sleeve”) of the Fund’s assets:

Subadviser:

Morgan Stanley Investment Management Inc.

Portfolio Managers:

Sam Chainani, David Cohen, Dennis Lynch,

Armistead Nash, Alexander Norton and Jason Yeung

Subadviser:

Neuberger Berman Management LLC

Portfolio Managers:

Robert D’Alelio and Judith M. Vale

Subadviser:

OppenheimerFunds, Inc.

Portfolio Manager:

Ronald J. Zibelli Jr., CFA

Subadviser:

Putnam Investment Management, LLC

Portfolio Manager:

Eric N. Harthun

2011 Annual Report	7

Fund Performance	NVIT Multi-Manager Small Company Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	(5.56)%	0.13%	5.80%
Class II2	(5.80)%	(0.12)%	5.54%
Class III[2]	(5.55)%	0.14%	5.82%
Class IV2	(5.56)%	0.12%	5.80%
Class Y2	(5.46)%	0.23%	5.85%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of the Class II shares (March 5, 2002), Class III shares (July 1, 2002), Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III, Class IV and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Expense Ratios

Expense Ratio*

Class I	1.19%
Class II	1.44%
Class III	1.19%
Class IV	1.19%
Class Y	1.04%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Company Fund versus performance of the Russell 2000® Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 2000® Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Multi-Manager Small Company Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	906.00	5.48	1.14
	Hypothetical[b]	1,000.00	1,019.46	5.80	1.14
Class II Shares	Actual	1,000.00	904.90	6.67	1.39
	Hypothetical[b]	1,000.00	1,018.20	7.07	1.39
Class III Shares	Actual	1,000.00	906.20	5.48	1.14
	Hypothetical[b]	1,000.00	1,019.46	5.80	1.14
Class IV Shares	Actual	1,000.00	906.00	5.48	1.14
	Hypothetical[b]	1,000.00	1,019.46	5.80	1.14
Class Y Shares	Actual	1,000.00	906.60	4.76	0.99
	Hypothetical[b]	1,000.00	1,020.21	5.04	0.99

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Multi-Manager Small Company Fund
December 31, 2011

Asset Allocation
Common Stocks	97.8%
Mutual Fund	2.6%
Preferred Stock†	0.0%
Liabilities in excess of other assets	(0.4%)

100.0%

Top Industries ‡
Specialty Retail	5.8%
Machinery	5.7%
Software	5.4%
Commercial Banks	5.1%
Health Care Providers & Services	5.1%
Insurance	4.8%
Oil, Gas & Consumable Fuels	4.4%
Real Estate Investment Trusts (REITs)	3.9%
Health Care Equipment & Supplies	3.6%
Commercial Services & Supplies	3.1%
Other Industries	53.1%

100.0%

Top Holdings ‡
Fidelity Institutional Money Market Fund — Institutional Class	2.6%
Kodiak Oil & Gas Corp.	0.8%
Ruddick Corp.	0.8%
Sally Beauty Holdings, Inc.	0.8%
Robbins & Myers, Inc.	0.7%
MWI Veterinary Supply, Inc.	0.7%
Wabtec Corp.	0.7%
Avista Corp.	0.7%
Unisource Energy Corp.	0.6%
CLARCOR, Inc.	0.6%
Other Holdings	91.0%

100.0%

Top Countries ‡
United States	95.0%
Bermuda	1.4%
Canada	1.2%
Israel	0.8%
Puerto Rico	0.7%
Ireland	0.3%
Netherlands	0.3%
Monaco	0.2%
Curacao	0.1%
Colombia†	0.0%
Other Countries†	0.0%

100.0%

†	Amount rounds to less than 0.1%.

‡	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Multi-Manager Small Company Fund

Common Stocks 97.8%

	Shares	Market Value

AUSTRALIA 0.0%
Electric Utilities 0.0%
AET & D Holdings No. 1* (a)	106,305	$0

AUSTRIA 0.0%
Real Estate Management & Development 0.0%
Immofinanz AG* (a)	103,675	0

BERMUDA 1.4%
Insurance 1.2%
Arch Capital Group Ltd.*	54,800	2,040,204
Assured Guaranty Ltd.	63,800	838,332
Validus Holdings Ltd.	69,237	2,180,966

		5,059,502

Oil, Gas & Consumable Fuels 0.2%
Energy XXI (Bermuda) Ltd.*	22,331	711,912

		5,771,414

CANADA 1.2%
Commercial Services & Supplies 0.2%
Ritchie Bros. Auctioneers, Inc.	27,700	611,616

Computers & Peripherals 0.2%
Smart Technologies, Inc., Class A*	209,900	774,531

Energy Equipment & Services 0.1%
Pason Systems, Inc. (a)	48,100	566,577

Food & Staples Retailing 0.0%†
North West Co., Inc. (The) (a)	4,000	79,116

Machinery 0.1%
AG Growth International, Inc.	7,300	266,124

Metals & Mining 0.4%
Alamos Gold, Inc.	53,400	908,724
AuRico Gold, Inc.*	34,702	277,963
Major Drilling Group International	26,700	405,840

		1,592,527

Oil, Gas & Consumable Fuels 0.0%†
Legacy Oil + Gas, Inc.*	5,700	58,663

Software 0.2%
Computer Modelling Group Ltd. (a)	39,200	590,645

Specialty Retail 0.0%†
Leon’s Furniture Ltd.	13,300	159,999

		4,699,798

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku, Inc. Series F, ADR*	2	2

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Petrominerales Ltd.	6,310	102,141

Common Stocks (continued)

	Shares	Market Value

CURACAO 0.1%
Health Care Equipment & Supplies 0.1%
Orthofix International NV*	16,506	$581,506

IRELAND 0.3%
Life Sciences Tools & Services 0.3%
ICON PLC, ADR*	81,000	1,385,910

ISRAEL 0.8%
Communications Equipment 0.2%
Ceragon Networks Ltd.*	99,097	763,047

Health Care Equipment & Supplies 0.2%
Syneron Medical Ltd.*	57,400	635,418

Semiconductors & Semiconductor Equipment 0.4%
Mellanox Technologies Ltd.*	15,565	505,707
Nova Measuring Instruments Ltd.*	181,900	1,340,603

		1,846,310

		3,244,775

MONACO 0.2%
Oil, Gas & Consumable Fuels 0.2%
Scorpio Tankers, Inc.*	122,242	597,763

NETHERLANDS 0.3%
Energy Equipment & Services 0.3%
Core Laboratories NV	8,840	1,007,318

PUERTO RICO 0.7%
Commercial Banks 0.2%
Popular, Inc.*	689,600	958,544

Health Care Providers & Services 0.5%
Triple-S Management Corp., Class B*	94,700	1,895,894

		2,854,438

UNITED KINGDOM 0.0%
Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.* (a)	94,500	0

UNITED STATES 92.8%
Aerospace & Defense 1.0%
American Science & Engineering, Inc.	2,400	163,464
BE Aerospace, Inc.*	28,880	1,117,945
Hexcel Corp.*	40,988	992,319
Innovative Solutions & Support, Inc.*	89,572	308,128
TransDigm Group, Inc.*	15,770	1,508,874

		4,090,730

Air Freight & Logistics 0.4%
Forward Air Corp.	47,800	1,531,990

Airlines 0.2%
SkyWest, Inc.	62,663	788,927

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	139,252	$1,377,202
Exide Technologies*	199,323	524,220
Gentex Corp.	8,000	236,720
Stoneridge, Inc.*	112,166	945,559

		3,083,701

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	12,800	1,389,568

Biotechnology 0.7%
ARIAD Pharmaceuticals, Inc.*	19,558	239,585
Cepheid, Inc.*	34,072	1,172,418
Cubist Pharmaceuticals, Inc.*	26,845	1,063,599
Incyte Corp., Ltd.*	27,906	418,869

		2,894,471

Building Products 0.4%
AAON, Inc.	35,100	719,199
NCI Building Systems, Inc.*	97,500	1,059,825

		1,779,024

Capital Markets 1.4%
Cohen & Steers, Inc.	20,059	579,705
Cowen Group, Inc., Class A*	362,420	938,668
Hercules Technology Growth Capital, Inc.	151,541	1,430,547
Horizon Technology Finance Corp.	78,838	1,283,483
New Mountain Finance Corp.	63,300	848,853
Waddell & Reed Financial, Inc., Class A	30,582	757,516

		5,838,772

Chemicals 2.4%
Balchem Corp.	26,200	1,062,148
Hawkins, Inc.	16,800	619,248
Innophos Holdings, Inc.	27,600	1,340,256
Intrepid Potash, Inc.*	34,000	769,420
LSB Industries, Inc.*	45,300	1,269,759
Minerals Technologies, Inc.	21,000	1,187,130
NewMarket Corp.	2,700	534,897
RPM International, Inc.	54,848	1,346,518
Sensient Technologies Corp.	41,000	1,553,900

		9,683,276

Commercial Banks 5.0%
Bancorp, Inc. (The)*	175,348	1,267,766
Bank of Hawaii Corp.	1,800	80,082
Citizens Republic Bancorp, Inc.*	117,600	1,340,640
Financial Institutions, Inc.	103,100	1,664,034
First Citizens Bancshares, Inc., Class A	8,016	1,402,720
First Financial Bancorp	51,163	851,352
First Financial Bankshares, Inc.	35,250	1,178,407
First of Long Island Corp. (The)	47,554	1,251,621
FNB Corp.	126,271	1,428,125
Lakeland Financial Corp.	28,700	742,469
Metro Bancorp, Inc.*	130,526	1,093,808

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Commercial Banks (continued)
PrivateBancorp, Inc.	183,280	$2,012,414
Signature Bank*	24,122	1,447,079
State Bank Financial Corp.*	67,000	1,012,370
SVB Financial Group*	24,065	1,147,660
Texas Capital Bancshares, Inc.*	17,296	529,431
Westamerica Bancorporation	8,800	386,320
Western Alliance Bancorp*	234,900	1,463,427

		20,299,725

Commercial Services & Supplies 2.9%
ACCO Brands Corp.*	102,037	984,657
Clean Harbors, Inc.*	20,539	1,308,950
Deluxe Corp.	75,200	1,711,552
Ennis, Inc.	62,995	839,723
Healthcare Services Group, Inc.	49,850	881,847
McGrath Rentcorp	55,100	1,597,349
Portfolio Recovery Associates, Inc.*	15,800	1,066,816
Rollins, Inc.	60,375	1,341,533
Sykes Enterprises, Inc.*	54,496	853,407
United Stationers, Inc.	40,482	1,318,094

		11,903,928

Communications Equipment 0.9%
Aruba Networks, Inc.*	37,114	687,351
Emulex Corp.*	214,300	1,470,098
Oplink Communications, Inc.*	82,884	1,365,100

		3,522,549

Computers & Peripherals 0.3%
BancTec, Inc.* (a)(b)	36,134	84,915
Electronics for Imaging, Inc.*	90,600	1,291,050

		1,375,965

Construction & Engineering 0.8%
EMCOR Group, Inc.	51,900	1,391,439
Layne Christensen Co.*	3,500	84,700
Orion Marine Group, Inc.*	80,300	533,995
Tutor Perini Corp.*	70,900	874,906
UniTek Global Services, Inc.*	62,293	282,187

		3,167,227

Consumer Finance 0.1%
DFC Global Corp.*	28,140	508,208

Containers & Packaging 0.9%
AptarGroup, Inc.	33,900	1,768,563
Rock-Tenn Co., Class A	15,300	882,810
Silgan Holdings, Inc.	25,600	989,184

		3,640,557

Distributors 0.3%
Core-Mark Holding Co., Inc.	12,500	495,000
Pool Corp.	18,500	556,850

		1,051,850

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Consumer Services 0.3%
Hillenbrand, Inc.	17,800	$397,296
Matthews International Corp., Class A	11,700	367,731
Strayer Education, Inc.	3,400	330,446

		1,095,473

Diversified Financial Services 0.6%
Gain Capital Holdings, Inc.	156,765	1,050,326
NewStar Financial, Inc.*	127,684	1,298,546

		2,348,872

Diversified Telecommunication Services 0.9%
Cbeyond, Inc.*	118,100	945,981
Cogent Communications Group, Inc.*	104,700	1,768,383
Lumos Networks Corp.	68,690	1,053,705

		3,768,069

Electric Utilities 2.3%
Great Plains Energy, Inc.	100,829	2,196,056
NV Energy, Inc.	133,000	2,174,550
UIL Holdings Corp.	68,887	2,436,533
Unisource Energy Corp.	68,614	2,533,229

		9,340,368

Electrical Equipment 0.5%
General Cable Corp.*	32,400	810,324
Polypore International, Inc.*	27,936	1,228,905

		2,039,229

Electronic Equipment, Instruments & Components 1.9%
Badger Meter, Inc.	27,900	821,097
DDi Corp.	10,806	100,820
Electro Scientific Industries, Inc.*	88,123	1,276,021
IPG Photonics Corp.*	14,003	474,282
Multi-Fineline Electronix, Inc.*	40,400	830,220
OSI Systems, Inc.*	28,466	1,388,571
SYNNEX Corp.*	37,000	1,127,020
Trimble Navigation Ltd.*	17,400	755,160
TTM Technologies, Inc.*	73,686	807,599

		7,580,790

Energy Equipment & Services 2.6%
Atwood Oceanics, Inc.*	29,187	1,161,351
CARBO Ceramics, Inc.	19,007	2,344,133
Key Energy Services, Inc.*	80,700	1,248,429
Lufkin Industries, Inc.	15,900	1,070,229
Natural Gas Services Group, Inc.*	84,300	1,218,978
Oceaneering International, Inc.	30,100	1,388,513
Pioneer Drilling Co.*	69,248	670,321
Superior Energy Services, Inc.*	27,426	779,995
Tidewater, Inc.	18,265	900,465

		10,782,414

Food & Staples Retailing 1.7%
Fresh Market, Inc. (The)*	19,458	776,374
Ruddick Corp.	76,598	3,266,139

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Food & Staples Retailing (continued)
Spartan Stores, Inc.	80,771	$1,494,263
Weis Markets, Inc.	33,282	1,329,283

		6,866,059

Food Products 1.2%
Darling International, Inc.*	62,800	834,612
Flowers Foods, Inc.	48,750	925,275
J&J Snack Foods Corp.	14,283	760,998
Lancaster Colony Corp.	25,800	1,788,972
Sanderson Farms, Inc.	8,300	416,079

		4,725,936

Gas Utilities 1.5%
New Jersey Resources Corp.	33,250	1,635,900
Northwest Natural Gas Co.	24,700	1,183,871
Piedmont Natural Gas Co., Inc.	7,300	248,054
South Jersey Industries, Inc.	16,800	954,408
Southwest Gas Corp.	52,247	2,219,975

		6,242,208

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	40,500	1,120,635
Cooper Cos., Inc. (The)	10,000	705,200
Cutera, Inc.*	80,051	596,380
Endologix, Inc.*	38,215	438,708
Gen-Probe, Inc.*	13,783	814,851
Haemonetics Corp.*	29,200	1,787,624
IDEXX Laboratories, Inc.*	6,104	469,764
Kensey Nash Corp.*	31,603	606,462
Meridian Bioscience, Inc.	56,700	1,068,228
NxStage Medical, Inc.*	49,195	874,687
Palomar Medical Technologies, Inc.*	67,521	627,945
Sirona Dental Systems, Inc.*	28,832	1,269,761
Solta Medical, Inc.*	258,487	811,649
Volcano Corp.*	27,170	646,374
West Pharmaceutical Services, Inc.	37,600	1,426,920
Zoll Medical Corp.*	4,114	259,923

		13,525,111

Health Care Providers & Services 4.6%
Addus HomeCare Corp.*	133,331	475,992
Amsurg Corp.*	25,434	662,301
Catalyst Health Solutions, Inc.*	20,689	1,075,828
Ensign Group, Inc. (The)	53,000	1,298,500
HMS Holdings Corp.*	58,910	1,883,942
IPC The Hospitalist Co., Inc.*	12,970	592,988
Kindred Healthcare, Inc.*	118,505	1,394,804
Landauer, Inc.	4,200	216,300
LHC Group, Inc.*	55,400	710,782
Magellan Health Services, Inc.*	23,920	1,183,322
MedQuist Holdings, Inc.*	141,754	1,363,674
Metropolitan Health Networks, Inc.*	101,605	758,989
MWI Veterinary Supply, Inc.*	42,440	2,819,714

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Providers & Services (continued)
Owens & Minor, Inc.	5,500	$152,845
Providence Service Corp. (The)*	96,000	1,320,960
PSS World Medical, Inc.*	64,900	1,569,931
Team Health Holdings, Inc.*	56,902	1,255,827

		18,736,699

Health Care Technology 0.5%
athenahealth, Inc.*	8,390	412,117
Computer Programs & Systems, Inc.	2,400	122,664
Quality Systems, Inc.	15,200	562,248
SXC Health Solutions Corp.*	19,620	1,108,137

		2,205,166

Hotels, Restaurants & Leisure 2.7%
BJ’s Restaurants, Inc.*	33,211	1,505,123
Brinker International, Inc.	27,200	727,872
Denny’s Corp.*	244,741	920,226
DineEquity, Inc.*	24,900	1,051,029
Domino’s Pizza, Inc.*	48,754	1,655,198
Marriott Vacations Worldwide Corp.*	63,814	1,095,048
Morgans Hotel Group Co.*	136,900	807,710
Panera Bread Co., Class A*	8,270	1,169,792
Peet’s Coffee & Tea, Inc.*	15,855	993,791
Pinnacle Entertainment, Inc.*	102,400	1,040,384

		10,966,173

Household Durables 1.0%
La-Z-Boy, Inc.*	104,800	1,247,120
M/I Homes, Inc.*	73,525	705,840
Newell Rubbermaid, Inc.	70,364	1,136,379
Skullcandy, Inc.*	68,800	861,376

		3,950,715

Household Products 0.6%
Church & Dwight Co., Inc.	23,200	1,061,632
Spectrum Brands Holdings, Inc.*	54,700	1,498,780

		2,560,412

Industrial Conglomerates 0.3%
Raven Industries, Inc.	20,937	1,296,000

Information Technology Services 1.9%
Alliance Data Systems Corp.*	8,932	927,499
Cardtronics, Inc.*	58,043	1,570,643
CIBER, Inc.*	240,500	928,330
Forrester Research, Inc.*	26,400	896,016
Jack Henry & Associates, Inc.	10,600	356,266
Mantech International Corp., Class A	27,400	855,976
ServiceSource International, Inc.*	92,375	1,449,364
Syntel, Inc.	11,500	537,855
Unisys Corp.*	18,897	372,460

		7,894,409

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Insurance 3.7%
American Equity Investment Life Holding Co.	79,867	$830,617
American Financial Group, Inc.	22,650	835,559
Amtrust Financial Services, Inc.	42,700	1,014,125
Employers Holdings, Inc.	63,382	1,146,580
Hanover Insurance Group, Inc. (The)	43,531	1,521,408
Harleysville Group, Inc.	15,900	899,463
Infinity Property & Casualty Corp.	20,100	1,140,474
ProAssurance Corp.	16,636	1,327,886
Reinsurance Group of America, Inc.	31,765	1,659,721
RLI Corp.	25,600	1,865,216
Safety Insurance Group, Inc.	26,900	1,088,912
Transatlantic Holdings, Inc.	29,300	1,603,589

		14,933,550

Internet & Catalog Retail 0.2%
HomeAway, Inc.*	9,769	227,129
HSN, Inc.	15,204	551,297

		778,426

Internet Software & Services 1.8%
Bankrate, Inc.*	27,576	592,884
Cornerstone OnDemand, Inc.*	27,265	497,314
EarthLink, Inc.	198,600	1,278,984
Liquidity Services, Inc.*	26,545	979,510
Perficient, Inc.*	143,600	1,437,436
Stamps.com, Inc.*	25,280	660,566
Web.com Group, Inc.*	153,019	1,752,068

		7,198,762

Leisure Equipment & Products 0.7%
Arctic Cat, Inc.*	36,415	821,158
Brunswick Corp.	75,600	1,365,336
Polaris Industries, Inc.	14,400	806,112

		2,992,606

Machinery 5.6%
Accuride Corp.*	97,400	693,488
American Railcar Industries, Inc.*	45,779	1,095,491
Cascade Corp.	15,617	736,654
Chart Industries, Inc.*	33,112	1,790,366
CLARCOR, Inc.	49,900	2,494,501
Colfax Corp.*	17,947	511,131
Commercial Vehicle Group, Inc.*	86,500	781,960
Douglas Dynamics, Inc.	43,700	638,894
Gardner Denver, Inc.	19,800	1,525,788
Graco, Inc.	27,700	1,132,653
Greenbrier Cos., Inc. (The)*	69,905	1,697,293
Lincoln Electric Holdings, Inc.	6,000	234,720
Lindsay Corp.	8,500	466,565
NACCO Industries, Inc., Class A	9,600	856,512
Nordson Corp.	18,782	773,443
Robbins & Myers, Inc.	63,830	3,098,946
Toro Co. (The)	10,911	661,861

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Machinery (continued)
Valmont Industries, Inc.	10,700	$971,453
Wabtec Corp.	39,808	2,784,570

		22,946,289

Metals & Mining 0.8%
Allied Nevada Gold Corp.*	24,633	745,887
Carpenter Technology Corp.	17,677	910,012
Compass Minerals International, Inc.	24,700	1,700,595

		3,356,494

Multiline Retail 0.1%
Gordmans Stores, Inc.*	38,275	481,117

Multi-Utilities 1.0%
Avista Corp.	107,447	2,766,760
CMS Energy Corp.	63,000	1,391,040

		4,157,800

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	25,647	917,650

Oil, Gas & Consumable Fuels 4.0%
Abraxas Petroleum Corp.*	252,900	834,570
Concho Resources, Inc.*	9,400	881,250
Energen Corp.	31,198	1,559,900
Energy Partners Ltd.*	75,700	1,105,220
Gulfport Energy Corp.*	24,700	727,415
James River Coal Co.*	64,015	442,984
Kodiak Oil & Gas Corp.*	363,433	3,452,614
Magnum Hunter Resources Corp.*	194,700	1,049,433
Northern Oil and Gas, Inc.*	84,600	2,028,708
Oasis Petroleum, Inc.*	36,700	1,067,603
Resolute Energy Corp.*	31,200	336,960
Rex Energy Corp.*	47,398	699,594
Sanchez Energy Corp.*	6,900	119,094
SM Energy Co.	10,015	732,096
Swift Energy Co.*	42,700	1,269,044

		16,306,485

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	39,500	1,320,880
Louisiana-Pacific Corp.*	101,723	820,905

		2,141,785

Personal Products 0.8%
Elizabeth Arden, Inc.*	52,608	1,948,600
Nu Skin Enterprises, Inc., Class A	26,535	1,288,805

		3,237,405

Pharmaceuticals 0.9%
ISTA Pharmaceuticals, Inc.*	205,169	1,446,441
Jazz Pharmaceuticals, Inc.*	17,296	668,145
Medicines Co. (The)*	78,300	1,459,512

		3,574,098

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Professional Services 1.0%
Acacia Research Corp.*	48,545	$1,772,378
Advisory Board Co. (The)*	15,334	1,137,936
Exponent, Inc.*	29,400	1,351,518

		4,261,832

Real Estate Investment Trusts (REITs) 3.9%
American Assets Trust, Inc.	77,572	1,591,002
American Capital Agency Corp.	37,300	1,047,384
Campus Crest Communities, Inc.	89,105	896,396
Cogdell Spencer, Inc.	185,920	790,160
Colony Financial, Inc.	58,749	922,947
Entertainment Properties Trust	27,600	1,206,396
Government Properties Income Trust	41,100	926,805
LaSalle Hotel Properties	45,698	1,106,349
MFA Financial, Inc.	207,017	1,391,154
One Liberty Properties, Inc.	67,070	1,106,655
PS Business Parks, Inc.	27,700	1,535,411
Summit Hotel Properties, Inc.	177,912	1,679,489
Taubman Centers, Inc.	19,049	1,182,943
Winthrop Realty Trust	58,019	590,053

		15,973,144

Road & Rail 0.5%
Genesee & Wyoming, Inc., Class A*	18,413	1,115,460
Saia, Inc.*	87,700	1,094,496

		2,209,956

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc.*	126,900	1,361,637
Cavium, Inc.*	34,862	991,127
Ceva, Inc.*	18,167	549,733
Cirrus Logic, Inc.*	85,900	1,361,515
Cypress Semiconductor Corp.*	67,152	1,134,197
GT Advanced Technologies, Inc.*	109,600	793,504
Hittite Microwave Corp.*	13,700	676,506
Pericom Semiconductor Corp.*	5,508	41,916
PMC-Sierra, Inc.*	172,500	950,475
RF Micro Devices, Inc.*	244,300	1,319,220
Semtech Corp.*	23,362	579,845
Volterra Semiconductor Corp.*	29,938	766,712

		10,526,387

Software 5.2%
Actuate Corp.*	218,000	1,277,480
Ariba, Inc.*	43,851	1,231,336
Aspen Technology, Inc.*	95,870	1,663,345
Blackbaud, Inc.	25,300	700,810
BroadSoft, Inc.*	32,891	993,308
CommVault Systems, Inc.*	31,259	1,335,384
FactSet Research Systems, Inc.	7,000	610,960
Fortinet, Inc.*	48,820	1,064,764
Imperva, Inc.*	5,546	193,056
Jive Software, Inc.*	7,267	116,272

16	Annual Report 2011

	Common Stocks (continued)

		Shares	Market Value

	UNITED STATES (continued)
	Software (continued)
`	MICROS Systems, Inc.*	27,640	$1,287,471
	NetSuite, Inc.*	36,424	1,476,993
	OPNET Technologies, Inc.	16,976	622,510
	QLIK Technologies, Inc.*	20,460	495,132
	RealPage, Inc.*	31,950	807,377
	Smith Micro Software, Inc.*	61,592	69,599
	Solera Holdings, Inc.	28,700	1,278,298
	Sourcefire, Inc.*	24,213	784,017
	Synchronoss Technologies, Inc.*	56,290	1,700,521
	TeleCommunication Systems, Inc., Class A*	372,300	874,905
	TIBCO Software, Inc.*	43,770	1,046,541
	Ultimate Software Group, Inc.*	27,680	1,802,522

			21,432,601

	Specialty Retail 5.8%
	Aaron’s, Inc.	33,350	889,778
	Ascena Retail Group, Inc.*	28,481	846,455
	Charming Shoppes, Inc.*	152,900	749,210
	Children’s Place Retail Stores, Inc. (The)*	11,051	587,029
	DSW, Inc., Class A	14,300	632,203
	Express, Inc.*	66,488	1,325,771
	Genesco, Inc.*	12,492	771,256
	Haverty Furniture Cos., Inc.	53,600	588,528
	hhgregg, Inc.*	63,500	917,575
	Hibbett Sports, Inc.*	32,100	1,450,278
	Lithia Motors, Inc., Class A	61,200	1,337,832
	PEP Boys-Manny Moe & Jack (The)	115,100	1,266,100
	Pier 1 Imports, Inc.*	60,500	842,765
	Sally Beauty Holdings, Inc.*	154,400	3,262,471
	Sonic Automotive, Inc., Class A	93,300	1,381,773
	Stage Stores, Inc.	50,797	705,570
	Tractor Supply Co.	34,300	2,406,145
	Ulta Salon Cosmetics & Fragrance, Inc.*	24,280	1,576,258
	Vitamin Shoppe, Inc.*	38,275	1,526,407
	Wet Seal, Inc. (The), Class A*	192,177	626,497

			23,689,901

	Textiles, Apparel & Luxury Goods 1.5%
	Iconix Brand Group, Inc.*	68,997	1,123,961
	Perry Ellis International, Inc.*	74,270	1,056,120
	PVH Corp.	15,682	1,105,424
	Steven Madden Ltd.*	47,030	1,622,535
	Under Armour, Inc., Class A*	8,280	594,421
	Vera Bradley, Inc.*	21,320	687,570

			6,190,031

	Thrifts & Mortgage Finance 3.0%
	Berkshire Hills Bancorp, Inc.	63,000	1,397,970
	BofI Holding, Inc.*	51,163	831,399
	Brookline Bancorp, Inc.	230,800	1,947,952
	Capitol Federal Financial, Inc.	116,100	1,339,794
	Dime Community Bancshares, Inc.	31,450	396,270

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
ESSA Bancorp, Inc.	36,898	$386,322
MGIC Investment Corp.*	142,600	531,898
Provident Financial Services, Inc.	64,300	860,977
United Financial Bancorp, Inc.	82,564	1,328,455
ViewPoint Financial Group	32,000	416,320
Walker & Dunlop, Inc.*	113,803	1,429,366
Washington Federal, Inc.	61,265	857,097
Westfield Financial, Inc.	52,800	388,608

		12,112,428

Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	48,698	1,712,709
Beacon Roofing Supply, Inc.*	33,741	682,580
DXP Enterprises, Inc.*	43,148	1,389,366
H&E Equipment Services, Inc.*	125,814	1,688,424
TAL International Group, Inc.	26,900	774,451
Titan Machinery, Inc.*	10,970	238,378
Watsco, Inc.	3,200	210,112

		6,696,020

Water Utilities 0.2%
American States Water Co.	28,300	987,670

		379,577,008

Total Common Stocks (cost $398,414,422)		399,822,073

Preferred Stock 0.0%†
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Ning, Inc.* (a)	63,095	155,214

Total Preferred Stock (cost $451,129)		155,214

Mutual Fund 2.6%
Money Market Fund 2.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (c)	10,659,736	10,659,736

Total Mutual Fund (cost $10,659,736)		10,659,736

Total Investments (cost $409,525,287) (d) —100.4%		410,637,023

Liabilities in excess of other assets — (0.4)%		(1,563,123)

NET ASSETS — 100.0%		$409,073,900

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Multi-Manager Small Company Fund (Continued)

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $84,915 which represents 0.02% of net assets.

(c)	Represents 7-day effective yield as of December 31, 2011.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Multi- Manager Small Company Fund
Assets:
Investments, at value (cost $409,525,287)	$410,637,023
Dividends receivable	374,976
Receivable for investments sold	24,646,244
Receivable for capital shares issued	93,233
Reclaims receivable	49,537
Prepaid expenses	1,062

Total Assets	435,802,075

Liabilities:
Payable for investments purchased	25,978,144
Payable for capital shares redeemed	299,346
Cash overdraft (Note 2)	77
Accrued expenses and other payables:
Investment advisory fees	317,652
Fund administration fees	17,348
Distribution fees	9,565
Administrative servicing fees	50,074
Accounting and transfer agent fees	1,022
Trustee fees	3,641
Custodian fees	2,129
Compliance program costs (Note 3)	294
Professional fees	14,065
Printing fees	33,647
Other	1,171

Total Liabilities	26,728,175

Net Assets	$409,073,900

Represented by:
Capital	$436,130,092
Accumulated distributions in excess of net investment loss	(7,792)
Accumulated net realized losses from investment and foreign currency transactions	(28,176,759)
Net unrealized appreciation/(depreciation) from investments	1,111,736
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	16,623

Net Assets	$409,073,900

Net Assets:
Class I Shares	$275,298,485
Class II Shares	44,853,662
Class III Shares	2,598,385
Class IV Shares	19,488,197
Class Y Shares	66,835,171

Total	$409,073,900

2011 Annual Report	19

Statement of Assets and Liabilities (Continued)

December 31, 2011

NVIT Multi- Manager Small Company Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	16,225,551
Class II Shares	2,710,242
Class III Shares	152,777
Class IV Shares	1,148,939
Class Y Shares	3,933,569

Total	24,171,078

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.97
Class II Shares	$16.55
Class III Shares	$17.01
Class IV Shares	$16.96
Class Y Shares	$16.99

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Multi- Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$4,910,478
Income from securities lending (Note 2)	61,442
Other income	725
Foreign tax withholding	(23,265)

Total Income	4,949,380

EXPENSES:
Investment advisory fees	4,171,287
Fund administration fees	213,773
Distribution fees Class II Shares	122,254
Administrative servicing fees Class I Shares	477,324
Administrative servicing fees Class II Shares	73,352
Administrative servicing fees Class III Shares	4,579
Administrative servicing fees Class IV Shares	32,545
Professional fees	35,250
Printing fees	94,098
Trustee fees	16,556
Custodian fees	17,548
Accounting and transfer agent fees	5,766
Compliance program costs (Note 3)	1,686
Other	13,590

Total expenses before earnings credit and fees waived	5,279,608

Earnings credit (Note 5)	(564)
Investment advisory fees waived (Note 3)	(54,260)

Net Expenses	5,224,784

NET INVESTMENT LOSS	(275,404)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	74,960,112
Net realized gains from foreign currency transactions (Note 2)	7,667

Net realized gains from investment and foreign currency transactions	74,967,779

Net change in unrealized appreciation/(depreciation) from investments	(97,939,505)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(5,438)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(97,944,943)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(22,977,164)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,252,568)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Statements of Changes in Net Assets

	NVIT Multi- Manager Small Company Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income (loss)	$(275,404)	$2,194,420
Net realized gains from investment and foreign currency transactions	74,967,779	48,351,958
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(97,944,943)	51,735,496

Change in net assets resulting from operations	(23,252,568)	102,281,874

Distributions to Shareholders From:
Net investment income:
Class I	(1,705,584)	(955,776)
Class II	(231,488)	(28,620)
Class III	(16,570)	(7,756)
Class IV	(114,988)	(62,802)
Class Y	(285,808)	(142,711)

Change in net assets from shareholder distributions	(2,354,438)	(1,197,665)

Change in net assets from capital transactions	(51,848,804)	(58,091,843)

Change in net assets	(77,455,810)	42,992,366

Net Assets:
Beginning of year	486,529,710	443,537,344

End of year	$409,073,900	$486,529,710

Accumulated undistributed (distributions in excess of) net investment income (loss) at end of year	$(7,792)	$992,895

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$10,438,001	$11,617,927
Dividends reinvested	1,705,584	955,776
Cost of shares redeemed	(78,991,460)	(81,282,576)

Total Class I	(66,847,875)	(68,708,873)

Class II Shares
Proceeds from shares issued	3,014,182	2,959,421
Dividends reinvested	231,488	28,620
Cost of shares redeemed	(9,335,533)	(8,931,690)

Total Class II	(6,089,863)	(5,943,649)

Class III Shares
Proceeds from shares issued	1,035,962	1,652,746
Dividends reinvested	16,570	7,756
Cost of shares redeemed	(1,259,996)	(1,712,259)

Total Class III	(207,464)	(51,757)

Class IV Shares
Proceeds from shares issued	786,384	686,878
Dividends reinvested	114,988	62,802
Cost of shares redeemed	(3,746,772)	(5,099,067)

Total Class IV	(2,845,400)	(4,349,387)

22	Annual Report 2011

	NVIT Multi- Manager Small Company Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010

CAPITAL TRANSACTIONS (Continued)
Class Y Shares
Proceeds from shares issued	$28,865,763	$21,890,602
Dividends reinvested	285,808	142,711
Cost of shares redeemed	(5,009,773)	(1,071,490)

Total Class Y	24,141,798	20,961,823

Change in net assets from capital transactions	$(51,848,804)	$(58,091,843)

SHARE TRANSACTIONS:
Class I Shares
Issued	578,132	758,085
Reinvested	93,723	57,197
Redeemed	(4,413,814)	(5,223,789)

Total Class I Shares	(3,741,959)	(4,408,507)

Class II Shares
Issued	186,791	201,614
Reinvested	13,060	1,643
Redeemed	(534,020)	(602,161)

Total Class II Shares	(334,169)	(398,904)

Class III Shares
Issued	58,066	103,655
Reinvested	909	457
Redeemed	(71,128)	(113,384)

Total Class III Shares	(12,153)	(9,272)

Class IV Shares
Issued	44,776	45,101
Reinvested	6,319	3,753
Redeemed	(211,556)	(332,766)

Total Class IV Shares	(160,461)	(283,912)

Class Y Shares
Issued	1,677,014	1,404,800
Reinvested	15,688	8,346
Redeemed	(291,150)	(69,458)

Total Class Y Shares	1,401,552	1,343,688

Total change in shares	(2,847,190)	(3,756,907)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	23

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimburse ments) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2011(e)	$18.05	(0.01)	(0.98)	(0.99)	(0.09)	–	(0.09)	–	$16.97	(5.56%	)	$275,298,485	1.16%	(0.06%	)	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.45	0.08	3.57	3.65	(0.05)	–	(0.05)	–	$18.05	25.32%		$360,470,763	1.18%	0.50%		1.18%	68.84%
Year Ended December 31, 2009(e)	$10.76	0.04	3.68	3.72	(0.03)	–	(0.03)	–	$14.45	34.70%		$352,187,874	1.19%	0.38%		1.19%	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19%	)	$312,192,179	1.19%	0.85%		1.19%	113.50%
Year Ended December 31, 2007	$24.99	0.06	0.67	0.73	(0.02)	(3.49)	(3.51)	–	$22.21	2.13%		$628,302,006	1.19%	0.24%		1.19%	115.83%

Class II Shares
Year Ended December 31, 2011(e)	$17.64	(0.05)	(0.96)	(1.01)	(0.08)	–	(0.08)	–	$16.55	(5.80%	)	$44,853,662	1.41%	(0.30%	)	1.42%	114.47%
Year Ended December 31, 2010(e)	$14.13	0.04	3.48	3.52	(0.01)	–	(0.01)	–	$17.64	24.98%		$53,716,945	1.43%	0.26%		1.43%	68.84%
Year Ended December 31, 2009(e)	$10.53	0.02	3.60	3.62	(0.02)	–	(0.02)	–	$14.13	34.43%		$48,640,531	1.44%	0.18%		1.44%	77.10%
Year Ended December 31, 2008	$21.84	0.09	(7.30)	(7.21)	(0.10)	(4.00)	(4.10)	–	$10.53	(38.35%	)	$67,160,569	1.45%	0.57%		1.45%	113.50%
Year Ended December 31, 2007	$24.66	–	0.67	0.67	–	(3.49)	(3.49)	–	$21.84	1.89%		$110,373,399	1.42%	0.01%		1.42%	115.83%

Class III Shares
Year Ended December 31, 2011(e)	$18.10	(0.01)	(0.99)	(1.00)	(0.09)	–	(0.09)	–	$17.01	(5.55%	)	$2,598,385	1.16%	(0.06%	)	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.48	0.09	3.58	3.67	(0.05)	–	(0.05)	–	$18.10	25.35%		$2,984,634	1.18%	0.58%		1.18%	68.84%
Year Ended December 31, 2009(e)	$10.78	0.04	3.69	3.73	(0.03)	–	(0.03)	–	$14.48	34.73%		$2,523,106	1.19%	0.35%		1.19%	77.10%
Year Ended December 31, 2008	$22.24	0.16	(7.47)	(7.31)	(0.15)	(4.00)	(4.15)	–	$10.78	(38.16%	)	$1,491,946	1.16%	0.90%		1.16%	113.50%
Year Ended December 31, 2007	$25.01	0.06	0.67	0.73	(0.01)	(3.49)	(3.50)	–	$22.24	2.11%		$2,985,655	1.21%	0.19%		1.21%	115.83%

Class IV Shares
Year Ended December 31, 2011(e)	$18.05	(0.01)	(0.99)	(1.00)	(0.09)	–	(0.09)	–	$16.96	(5.56%	)	$19,488,197	1.16%	(0.06%	)	1.17%	114.47%
Year Ended December 31, 2010(e)	$14.44	0.08	3.58	3.66	(0.05)	–	(0.05)	–	$18.05	25.34%		$23,631,715	1.18%	0.50%		1.18%	66.84%
Year Ended December 31, 2009(e)	$10.76	0.04	3.67	3.71	(0.03)	–	(0.03)	–	$14.44	34.61%		$23,013,941	1.19%	0.38%		1.19%	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	–	$10.76	(38.19%	)	$20,512,653	1.20%	0.83%		1.20%	113.50%
Year Ended December 31, 2007	$24.99	0.07	0.67	0.74	(0.03)	(3.49)	(3.52)	–	$22.21	2.15%		$39,300,304	1.17%	0.26%		1.17%	115.83%

Class Y Shares
Year Ended December 31, 2011(e)	$18.06	0.03	(1.00)	(0.97)	(0.10)	–	(0.10)	–	$16.99	(5.46%	)	$66,835,171	1.00%	0.15%		1.02%	114.47%
Year Ended December 31, 2010(e)	$14.45	0.14	3.54	3.68	(0.07)	–	(0.07)	–	$18.06	25.57%		$45,725,653	1.03%	0.88%		1.03%	68.84%
Year Ended December 31, 2009(e)	$10.76	0.05	3.68	3.73	(0.04)	–	(0.04)	–	$14.45	34.80%		$17,171,892	1.03%	0.43%		1.03%	77.10%
Period Ended December 31, 2008(f)	$20.20	0.12	(5.39)	(5.27)	(0.17)	(4.00)	(4.17)	–	$10.76	(32.67%	)	$5,084,763	1.08%	0.99%		1.08%	113.50%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

24	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,090,730	$—	$—	$4,090,730
Air Freight & Logistics	1,531,990	—	—	1,531,990
Airlines	788,927	—	—	788,927
Auto Components	3,083,701	—	—	3,083,701
Beverages	1,389,568	—	—	1,389,568
Biotechnology	2,894,471	—	—	2,894,471
Building Products	1,779,024	—	—	1,779,024
Capital Markets	5,838,772	—	—	5,838,772
Chemicals	9,683,276	—	—	9,683,276
Commercial Banks	21,258,269	—	—	21,258,269
Commercial Services & Supplies	12,515,544	—	—	12,515,544
Communications Equipment	4,285,596	—	—	4,285,596
Computers & Peripherals	2,065,581	—	84,915	2,150,496
Construction & Engineering	3,167,227	—	—	3,167,227
Consumer Finance	508,208	—	—	508,208
Containers & Packaging	3,640,557	—	—	3,640,557

26	Annual Report 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Distributors	$1,051,850	$—	$—	$1,051,850
Diversified Consumer Services	1,095,473	—	—	1,095,473
Diversified Financial Services	2,348,872	—	—	2,348,872
Diversified Telecommunication Services	3,768,069	—	—	3,768,069
Electric Utilities	9,340,368	—	—	9,340,368
Electrical Equipment	2,039,229	—	—	2,039,229
Electronic Equipment, Instruments & Components	7,580,790	—	—	7,580,790
Energy Equipment & Services	11,789,732	566,577	—	12,356,309
Food & Staples Retailing	6,945,175	—	—	6,945,175
Food Products	4,725,936	—	—	4,725,936
Gas Utilities	6,242,208	—	—	6,242,208
Health Care Equipment & Supplies	14,742,035	—	—	14,742,035
Health Care Providers & Services	20,632,593	—	—	20,632,593
Health Care Technology	2,205,166	—	—	2,205,166
Hotels, Restaurants & Leisure	10,966,173	—	—	10,966,173
Household Durables	3,950,715	—	—	3,950,715
Household Products	2,560,412	—	—	2,560,412
Industrial Conglomerates	1,296,000	—	—	1,296,000
Information Technology Services	7,894,409	—	—	7,894,409
Insurance	19,993,052	—	—	19,993,052
Internet & Catalog Retail	778,426	—	—	778,426
Internet Software & Services	7,198,762	2	—	7,198,764
Leisure Equipment & Products	2,992,606	—	—	2,992,606
Life Sciences Tools & Services	1,385,910	—	—	1,385,910
Machinery	22,946,289	266,124	—	23,212,413
Metals & Mining	4,949,021	—	—	4,949,021
Multiline Retail	481,117	—	—	481,117
Multi-Utilities	4,157,800	—	—	4,157,800
Office Electronics	917,650	—	—	917,650
Oil, Gas & Consumable Fuels	17,776,964	—	—	17,776,964
Paper & Forest Products	2,141,785	—	—	2,141,785
Personal Products	3,237,405	—	—	3,237,405
Pharmaceuticals	3,574,098	—	—	3,574,098
Professional Services	4,261,832	—	—	4,261,832
Real Estate Investment Trusts (REITs)	15,973,144	—	—	15,973,144
Real Estate Management & Development	—	—	—	—
Road & Rail	2,209,956	—	—	2,209,956
Semiconductors & Semiconductor Equipment	12,372,697	—	—	12,372,697
Software	22,023,246	—	—	22,023,246
Specialty Retail	23,849,900	—	—	23,849,900
Textiles, Apparel & Luxury Goods	6,190,031	—	—	6,190,031
Thrifts & Mortgage Finance	12,112,428	—	—	12,112,428
Trading Companies & Distributors	6,696,020	—	—	6,696,020
Water Utilities	987,670	—	—	987,670
Total Common Stocks	$398,904,455	$832,703	$84,915	$399,822,073
Mutual Fund	10,659,736	—	—	10,659,736
Preferred Stocks*	—	—	155,214	155,214
Total	$409,564,191	$832,703	$240,129	$410,637,023
*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Total
Balance as of 12/31/10	$162,851	$2,505,218	$2,668,069
Realized Gain/(Loss)	(101,830)	1,861,873	1,760,043
Change in Unrealized Appreciation/(Depreciation)	36,282	(778,979)	(742,697)
Purchases	—	—	—
Sales	(12,388)	(3,432,898)	(3,445,286)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 12/31/11	$84,915	$155,214	$240,129
Change in Unrealized Appreciation/(Depreciation) from Investments Still Held	$(23,487)	$(211,999)	$(235,486)

Amounts designated as “—” are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of December 31, 2011, the Fund had an overdrawn balance of $77 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Repurchase Agreement

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

28	Annual Report 2011

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

At December 31, 2011, the Fund had no portfolio securities on loan.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses reclass, Passive Foreign Investment Company (“PFIC”) capital to ordinary gain/loss from sells, net operating losses, distribution in excess, adjustments to prior period non Real Estate Investment Trusts (“REITs”) return of capital, return of capital dividend and reversal of REIT return of capital from prior year financial statements. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “regulated investment company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, income taxes. Therefore, no federal income tax provision is required.

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. Effective March 18, 2011, Gartmore Global Partners was terminated as a subadviser for the Fund, and effective July 8, 2011, Aberdeen Asset Management, Inc., Morgan Stanley Investment Management, Inc., and Waddell & Reed Investment Management Company were also terminated as subadvisers for the Fund. Effective

30	Annual Report 2011

July 8, 2011 Oppenheimer Funds, Inc. was added as a subadviser to the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Putnam Investment Management, LLC
Neuberger Berman Management, LLC
Oppenheimer Funds, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.93%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $54,260, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $1,686.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2011, NFS received $587,800 in Administrative Services fees from the Fund.

4. Redemption	Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $284.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,721.

5. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment	Transactions

For the year ended December 31, 2011, the Fund had purchases of $504,592,357 and sales of $560,948,744 (excluding short-term securities).

32	Annual Report 2011

7. Portfolio	Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

2011 Annual Report	33

Notes to Financial Statements (Continued)

December 31, 2011

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,354,438	$—	$2,354,438	$—	$2,354,438

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,197,665	$—	$1,197,665	$—	$1,197,665

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$—	$—	$(21,801,911)	$(5,254,281)	$(27,056,192)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales, capital loss carryover and cumulative PFIC mark-to-market.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$415,907,927	$34,860,530	$(40,131,434)	$(5,270,904)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$21,801,911	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $76,977,993 to offset capital gains.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

34	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Multi-Manager Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Company Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	35

Supplemental Information

December 31, 2011 (Unaudited)

A.  Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 64.47%.

B.  Approval of Subadvisory Agreement

At the June 15, 2011 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Multi-Manager Small Company Fund (the “Fund”), an investment subadvisory agreement with OppenheimerFunds, Inc. (“Oppenheimer”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to Oppenheimer in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Subadvisory Agreement the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fees and the fact that NFA pays Oppenheimer out of its advisory fees, the method of computing fees and the frequency of payment of fees.

After extensive discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by Oppenheimer were consistent with mutual fund industry norms;

—	With respect to investment performance, the Trustees concluded that the prospects for satisfactory investment performance were reasonable;

—	The cost of services provided by Oppenheimer to the Fund were fair and reasonable in relation to the services and benefits provided to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

36	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85

Director of
Dentsply
International, Inc. (dental products), Ultralife Batteries, Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	37

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and
		Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	39

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40	Annual Report 2011

NVIT Nationwide Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm

30	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-NAT (2/12)

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Message To Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message To Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser.

Equity investments are subject to stock market risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are

4	Annual Report 2011

nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a

2011 Annual Report	5

Important Disclosures (Continued)

financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Aberdeen Asset Management Inc. or Diamond Hill Capital Management, Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Aberdeen Asset Management Inc. or Diamond Hill Capital Management, Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Nationwide Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Nationwide Fund (Class I at NAV) returned 0.53% versus 2.11% for its benchmark, the S&P 500® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 238 funds as of December 31, 2011) was -1.01% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The three sectors that contributed the most to relative Fund performance for the reporting period were the health-care, industrials and telecommunications services sectors.

The top three individual holdings for the Fund in terms of positive relative performance were drug manufacturer Pfizer Inc., tobacco company Philip Morris International Inc., and credit and transaction services provider Alliance Data Systems Corp. During the first quarter of 2011, Pfizer Inc.’s new CEO outlined a strategy that included decreasing research and development expenditures, taking advantage of collaboration and licensing agreements, focusing on businesses with better growth prospects while shedding others, and using excess capital to buy back the company’s stock. Pfizer outperformed because the strength of its large legacy brands helped to cushion the late-2011 patent expiration of the world’s best-selling drug, Lipitor.

Philip Morris International was strong throughout the reporting period as the company benefited from share gains in Japan and less-onerous tax policy decisions in key markets. Investors have increasingly recognized the company’s earnings stability amid economic turmoil and market volatility.

Alliance Data Systems issued several positive earnings reports during the reporting period. The company’s results were bolstered by the operations of its subsidiary, Epsilon Data Management, LLC, a provider of direct marketing and customer relationship management services.

What areas of investment detracted from Fund performance?

The three sectors that detracted the most from relative Fund performance for the reporting period were the consumer discretionary, information technology and materials sectors.

The three worst Fund holdings in terms of relative Fund performance were oil and gas exploration and production company Apache Corp., financial services and retail banking company JP Morgan Chase & Co. and office supply superstore operator Staples, Inc. While Apache Corp. reported positive second- and third-quarter returns during 2011, the company was hurt by the political turmoil in Egypt, where the company has both production and reserves.

JPMorgan Chase & Co. underperformed during the reporting period due to concerns about the European debt crisis, increasing regulatory capital requirements, legal issues surrounding mortgage securitization and servicing, and continued softness in residential real estate values.

Staples, Inc.’s domestic business environment worsened as competitors reduced prices to gain market share. In addition, difficult economic conditions in Europe challenged the company’s turnaround in that region.

The following subadvisers each manage a portion of the Fund’s assets:

Subadviser:

Aberdeen Asset Management Inc.

Portfolio Managers:

Paul Atkinson; and Francis Radano III, CFA

Subadviser:

Diamond Hill Capital Management, Inc.

Portfolio Managers:

Charles S. Bath, CFA; William Dierker, CFA; and Christopher Welch, CFA

2011 Annual Report	7

Fund Performance	NVIT Nationwide Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class I	0.53%	(1.88)%	2.53%
Class II2	0.38%	(2.11)%	2.31%
Class III[2]	0.79%	(1.81)%	2.60%
Class IV2	0.63%	(1.88)%	2.53%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns until the creation of Class II shares (July 8, 2002), Class III shares (May 20, 2002) and Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II, Class III and Class IV shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares’ annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower.

Expense Ratios

Expense Ratio*
Class I	0.80%
Class II	1.05%
Class III	0.80%
Class IV	0.80%
*	Current effective prospectus dated May 1, 2011.
Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Nationwide Fund versus performance of the S&P 500® Index (a), and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/2011. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Nationwide Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	945.70	3.87	0.79
	Hypothetical[b]	1,000.00	1,021.22	4.02	0.79
Class II Shares	Actual	1,000.00	945.40	5.10	1.04
	Hypothetical[b]	1,000.00	1,019.96	5.30	1.04
Class III Shares	Actual	1,000.00	946.70	3.14	0.64
	Hypothetical[b]	1,000.00	1,021.98	3.26	0.64
Class IV Shares	Actual	1,000.00	945.80	3.87	0.79
	Hypothetical[b]	1,000.00	1,021.22	4.02	0.79

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Nationwide Fund

December 31, 2011

Asset Allocation
Common Stocks	98.5%
Mutual Fund	1.7%
Liabilities in excess of other assets	(0.2)%

100.0%

Top Industries†
Oil, Gas & Consumable Fuels	12.9%
Pharmaceuticals	7.0%
Commercial Banks	5.3%
Insurance	5.2%
Food Products	4.5%
Software	4.0%
Health Care Equipment & Supplies	4.0%
Chemicals	4.0%
Information Technology Services	3.9%
Machinery	3.9%
Other Industries	45.3%

100.0%

Top Holdings†
Procter & Gamble Co. (The)	2.7%
PepsiCo, Inc.	2.7%
United Technologies Corp.	2.4%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.4%
EOG Resources, Inc.	2.2%
Wells Fargo & Co.	2.2%
Occidental Petroleum Corp.	2.1%
Anadarko Petroleum Corp.	2.0%
Cisco Systems, Inc.	1.9%
Other Holdings	77.0%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Nationwide Fund

Common Stocks 98.5%

	Shares	Market Value

Aerospace & Defense 3.2%
Bombardier, Inc., Class B	1,331,800	$5,307,591
United Technologies Corp.	233,745	17,084,422

		22,392,013

Auto Components 0.7%
BorgWarner, Inc.*	75,900	4,837,866

Beverages 2.7%
PepsiCo, Inc.	287,115	19,050,080

Biotechnology 1.8%
Amgen, Inc.	88,815	5,702,811
Gilead Sciences, Inc.*	166,500	6,814,845

		12,517,656

Capital Markets 1.5%
Charles Schwab Corp. (The)	303,500	3,417,410
State Street Corp.	170,800	6,884,948

		10,302,358

Chemicals 4.0%
Air Products & Chemicals, Inc.	93,250	7,943,968
Monsanto Co.	48,700	3,412,409
Potash Corp. of Saskatchewan, Inc.	100,600	4,152,768
PPG Industries, Inc.	47,600	3,974,124
Praxair, Inc.	74,700	7,985,430

		27,468,699

Commercial Banks 5.3%
PNC Financial Services Group, Inc.	167,345	9,650,786
Royal Bank of Canada	92,000	4,694,145
U.S. Bancorp	276,635	7,482,977
Wells Fargo & Co.	554,560	15,283,673

		37,111,581

Communications Equipment 3.5%
Cisco Systems, Inc.	750,426	13,567,702
Juniper Networks, Inc.*	193,010	3,939,334
QUALCOMM, Inc.	121,200	6,629,640

		24,136,676

Computers & Peripherals 1.0%
EMC Corp.*	320,500	6,903,570

Construction & Engineering 0.4%
Fluor Corp.	59,360	2,982,840

Consumer Finance 0.7%
American Express Co.	100,545	4,742,708

Diversified Financial Services 2.6%
IntercontinentalExchange, Inc.*	60,600	7,305,330

Common Stocks (continued)

	Shares	Market Value

Diversified Financial Services (continued)
JPMorgan Chase & Co.	315,157	$10,478,970

		17,784,300

Diversified Telecommunication Services 0.8%
TELUS Corp.	87,817	4,968,611
TELUS Corp., Non-Voting Shares	12,700	680,085

		5,648,696

Electrical Equipment 0.7%
Emerson Electric Co.	96,800	4,509,912

Energy Equipment & Services 1.2%
Schlumberger Ltd.	72,100	4,925,151
Tidewater, Inc.	64,300	3,169,990

		8,095,141

Food & Staples Retailing 2.6%
CVS Caremark Corp.	252,720	10,305,922
Sysco Corp.	258,385	7,578,432

		17,884,354

Food Products 4.5%
ConAgra Foods, Inc.	294,940	7,786,416
General Mills, Inc.	173,520	7,011,943
Kellogg Co.	160,700	8,126,599
Kraft Foods, Inc., Class A	227,600	8,503,136

		31,428,094

Health Care Equipment & Supplies 4.0%
Baxter International, Inc.	246,575	12,200,531
Medtronic, Inc.	314,485	12,029,051
St. Jude Medical, Inc.	103,268	3,542,093

		27,771,675

Health Care Providers & Services 3.8%
Aetna, Inc.	174,661	7,368,948
Quest Diagnostics, Inc.	198,435	11,521,136
UnitedHealth Group, Inc.	142,255	7,209,483

		26,099,567

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	74,015	7,425,925
Starwood Hotels & Resorts Worldwide, Inc.	92,200	4,422,834

		11,848,759

Household Products 3.4%
Kimberly-Clark Corp.	63,140	4,644,578
Procter & Gamble Co. (The)	288,070	19,217,150

		23,861,728

Industrial Conglomerates 1.8%
3M Co.	155,610	12,718,005

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 4.0%
Alliance Data Systems Corp.*	56,700	$5,887,728
Cognizant Technology Solutions Corp., Class A*	97,083	6,243,408
International Business Machines Corp.	37,865	6,962,616
Visa, Inc., Class A	82,000	8,325,460

		27,419,212

Insurance 5.2%
Aflac, Inc.	118,200	5,113,332
Chubb Corp. (The)	116,355	8,054,093
Marsh & McLennan Cos., Inc.	189,130	5,980,290
Prudential Financial, Inc.	147,565	7,395,958
Travelers Cos., Inc. (The)	163,910	9,698,555

		36,242,228

Internet Software & Services 0.7%
Yahoo!, Inc.*	313,400	5,055,142

Leisure Equipment & Products 0.8%
Mattel, Inc.	205,070	5,692,743

Machinery 3.9%
Deere & Co.	84,929	6,569,258
Dover Corp.	125,360	7,277,148
Illinois Tool Works, Inc.	142,700	6,665,517
Parker Hannifin Corp.	86,225	6,574,656

		27,086,579

Media 1.9%
Comcast Corp., Class A	410,900	9,742,439
Walt Disney Co. (The)	87,180	3,269,250

		13,011,689

Oil, Gas & Consumable Fuels 12.9%
Anadarko Petroleum Corp.	179,705	13,716,883
Apache Corp.	133,635	12,104,658
Devon Energy Corp.	198,440	12,303,280
EOG Resources, Inc.	157,535	15,518,773
Exxon Mobil Corp.	197,455	16,736,286
Hess Corp.	78,170	4,440,056
Occidental Petroleum Corp.	156,945	14,705,746

		89,525,682

Pharmaceuticals 7.0%
Abbott Laboratories	194,345	10,928,019
Johnson & Johnson	260,185	17,062,932
Merck & Co., Inc.	263,300	9,926,410
Pfizer, Inc.	501,340	10,848,998

		48,766,359

Road & Rail 1.1%
Canadian National Railway Co.	97,700	7,675,312

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment 0.5%
Linear Technology Corp.	119,980	$3,603,000

Software 4.0%
Microsoft Corp.	332,030	8,619,499
Oracle Corp.	444,600	11,403,990
Solera Holdings, Inc.	175,364	7,810,712

		27,834,201

Specialty Retail 2.5%
Staples, Inc.	345,000	4,792,050
TJX Cos., Inc.	127,000	8,197,850
Urban Outfitters, Inc.*	169,663	4,675,912

		17,665,812

Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., Class B	55,350	5,334,080

Tobacco 1.3%
Philip Morris International, Inc.	113,070	8,873,734

Total Common Stocks (cost $624,064,270)		683,882,051

Mutual Fund 1.7%
Money Market Fund 1.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (a)	11,527,582	11,527,582

Total Mutual Fund (cost $11,527,582)		11,527,582

Total Investments (cost $635,591,852) (b) — 100.2%		695,409,633

Liabilities in excess of other assets — (0.2%)		(1,390,353)

NET ASSETS — 100.0%		$694,019,280

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Assets and Liabilities

December 31, 2011

NVIT Nationwide Fund
Assets:
Investments, at value (cost $635,591,852)	$695,409,633
Foreign currencies, at value (cost $283)	285
Dividends receivable	1,175,813
Security lending income receivable	1,682
Receivable for capital shares issued	9,612
Prepaid expenses	1,482

Total Assets	696,598,507

Liabilities:
Payable for capital shares redeemed	1,890,270
Cash overdraft (Note 2)	160,885
Accrued expenses and other payables:
Investment advisory fees	337,018
Fund administration fees	22,035
Distribution fees	35,808
Administrative servicing fees	92,197
Accounting and transfer agent fees	266
Trustee fees	5,997
Custodian fees	4,590
Compliance program costs (Note 3)	570
Professional fees	10,001
Printing fees	16,075
Other	3,515

Total Liabilities	2,579,227

Net Assets	$694,019,280

Represented by:
Capital	$1,141,763,752
Accumulated undistributed net investment income	457,991
Accumulated net realized losses from investment and foreign currency transactions	(508,019,973)
Net unrealized appreciation/(depreciation) from investments	59,817,781
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(271)

Net Assets	$694,019,280

Net Assets:
Class I Shares	$436,029,821
Class II Shares	168,088,528
Class III Shares	464,132
Class IV Shares	89,436,799

Total	$694,019,280

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	48,155,084
Class II Shares	18,640,758
Class III Shares	51,074
Class IV Shares	9,880,451

Total	76,727,367

14	Annual Report 2011

NVIT Nationwide Fund
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.05
Class II Shares	$9.02
Class III Shares	$9.09
Class IV Shares	$9.05

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statement of Operations

For the Year Ended December 31, 2011

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$14,901,802
Income from securities lending (Note 2)	25,209
Other income	1,214
Interest income	287
Foreign tax withholding	(99,065)

Total Income	14,829,447

EXPENSES:
Investment advisory fees	4,345,706
Fund administration fees	270,709
Distribution fees Class II Shares	447,962
Administrative servicing fees Class I Shares	672,625
Administrative servicing fees Class II Shares	268,779
Administrative servicing fees Class IV Shares	142,395
Professional fees	33,689
Printing fees	106,915
Trustee fees	27,834
Custodian fees	25,150
Accounting and transfer agent fees	620
Compliance program costs (Note 3)	2,014
Other	11,306

Total expenses before earnings credit and fees waived	6,355,704

Earnings credit (Note 5)	(70)
Investment advisory fees waived (Note 3)	(87,233)

Net Expenses	6,268,401

NET INVESTMENT INCOME	8,561,046

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	42,309,957
Net realized losses from foreign currency transactions (Note 2)	(19,853)

Net realized gains from investment and foreign currency transactions	42,290,104

Net change in unrealized appreciation/(depreciation) from investments	(43,799,276)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(898)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(43,800,174)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(1,510,070)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,050,976

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$8,561,046	$8,497,944
Net realized gains from investment and foreign currency transactions	42,290,104	163,945,981
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(43,800,174)	(58,429,304)

Change in net assets resulting from operations	7,050,976	114,014,621

Distributions to Shareholders From:
Net investment income:
Class I	(5,392,154)	(6,185,962)
Class II	(1,594,168)	(1,700,545)
Class III	(5,053)	(3,684)
Class IV	(1,091,827)	(963,286)

Change in net assets from shareholder distributions	(8,083,202)	(8,853,477)

Change in net assets from capital transactions	(101,332,320)	(421,978,534)

Change in net assets	(102,364,546)	(316,817,390)

Net Assets:
Beginning of year	796,383,826	1,113,201,216

End of year	$694,019,280	$796,383,826

Accumulated undistributed net investment income at end of year	$457,991	$18,293

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,675,870	$4,708,727
Proceeds from shares issued from merger (Note 9)	–	11,589,861
Dividends reinvested	5,392,154	6,185,962
Cost of shares redeemed	(67,890,802)	(323,022,942)

Total Class I	(59,822,778)	(300,538,392)

Class II Shares
Proceeds from shares issued	7,447,660	13,762,745
Dividends reinvested	1,594,168	1,700,545
Cost of shares redeemed	(42,021,022)	(126,116,821)

Total Class II	(32,979,194)	(110,653,531)

Class III Shares
Proceeds from shares issued	340,487	194,838
Dividends reinvested	5,053	3,684
Cost of shares redeemed	(202,698)	(228,571)

Total Class III	142,842	(30,049)

Class IV Shares
Proceeds from shares issued	3,534,402	2,480,093
Dividends reinvested	1,091,827	963,286
Cost of shares redeemed	(13,299,419)	(14,199,941)

Total Class IV	(8,673,190)	(10,756,562)

Change in net assets from capital transactions	$(101,332,320)	$(421,978,534)

2011 Annual Report	17

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	290,149	575,405
Issued in merger (Note 9)	–	1,339,230
Reinvested	593,721	727,755
Redeemed	(7,342,909)	(38,068,444)

Total Class I Shares	(6,459,039)	(35,426,054)

Class II Shares
Issued	950,670	1,770,193
Reinvested	176,521	199,089
Redeemed	(4,557,095)	(15,184,801)

Total Class II Shares	(3,429,904)	(13,215,519)

Class III Shares
Issued	37,252	23,519
Reinvested	556	427
Redeemed	(23,217)	(26,903)

Total Class III Shares	14,591	(2,957)

Class IV Shares
Issued	388,708	296,851
Reinvested	120,271	112,193
Redeemed	(1,450,176)	(1,708,545)

Total Class IV Shares	(941,197)	(1,299,501)

Total change in shares	(10,815,549)	(49,944,031)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2011(c)	$9.11	0.11	(0.06)	0.05	(0.11)	–	(0.11)	–	$9.05	0.53%	$436,029,821	0.78%	1.21%	0.79%	19.65%
Year Ended December 31, 2010(c)	$8.11	0.07	1.02	1.09	(0.09)	–	(0.09)	–	$9.11	13.45%	$497,366,746	0.79%	0.88%	0.79%	55.00%	(d)
Year Ended December 31, 2009(c)	$6.52	0.09	1.59	1.68	(0.09)	–	(0.09)	–	$8.11	26.10%	$729,866,520	0.81%	1.24%	0.81%	85.37%
Year Ended December 31, 2008	$13.59	0.16	(5.22)	(5.06)	(0.15)	(1.86)	(2.01)	–	$6.52	(41.55)%	$643,454,394	0.82%	1.50%	0.82%	373.58%
Year Ended December 31, 2007	$13.32	0.16	0.93	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$1,273,466,977	0.79%	1.08%	0.79%	377.04%

Class II Shares
Year Ended December 31, 2011(c)	$9.07	0.09	(0.06)	0.03	(0.08)	–	(0.08)	–	$9.02	0.38%	$168,088,528	1.04%	0.95%	1.05%	19.65%
Year Ended December 31, 2010(c)	$8.07	0.05	1.01	1.06	(0.06)	–	(0.06)	–	$9.07	13.22%	$200,160,889	1.04%	0.63%	1.04%	55.00%	(d)
Year Ended December 31, 2009(c)	$6.50	0.07	1.58	1.65	(0.08)	–	(0.08)	–	$8.07	25.56%	$284,786,913	1.07%	1.02%	1.07%	85.37%
Year Ended December 31, 2008	$13.54	0.14	(5.19)	(5.05)	(0.13)	(1.86)	(1.99)	–	$6.50	(41.61)%	$281,190,716	1.05%	1.30%	1.05%	373.58%
Year Ended December 31, 2007	$13.28	0.11	0.94	1.05	(0.12)	(0.67)	(0.79)	–	$13.54	7.89%	$406,704,896	1.07%	0.83%	1.08%	377.04%

Class III Shares
Year Ended December 31, 2011(c)	$9.14	0.13	(0.06)	0.07	(0.12)	–	(0.12)	–	$9.09	0.79%	$464,132	0.64%	1.38%	0.65%	19.65%
Year Ended December 31, 2010(c)	$8.14	0.08	1.01	1.09	(0.09)	–	(0.09)	–	$9.14	13.47%	$333,436	0.74%	0.93%	0.74%	55.00%	(d)
Year Ended December 31, 2009(c)	$6.54	0.09	1.60	1.69	(0.09)	–	(0.09)	–	$8.14	26.16%	$320,853	0.82%	1.29%	0.82%	85.37%
Year Ended December 31, 2008	$13.62	0.18	(5.24)	(5.06)	(0.16)	(1.86)	(2.02)	–	$6.54	(41.54)%	$434,001	0.79%	1.47%	0.79%	373.58%
Year Ended December 31, 2007	$13.34	0.14	0.95	1.09	(0.14)	(0.67)	(0.81)	–	$13.62	8.22%	$1,339,269	0.81%	1.04%	0.81%	377.04%

Class IV Shares
Year Ended December 31, 2011(c)	$9.10	0.11	(0.05)	0.06	(0.11)	–	(0.11)	–	$9.05	0.63%	$89,436,799	0.79%	1.21%	0.80%	19.65%
Year Ended December 31, 2010(c)	$8.10	0.07	1.02	1.09	(0.09)	–	(0.09)	–	$9.10	13.48%	$98,522,755	0.79%	0.90%	0.79%	55.00%	(d)
Year Ended December 31, 2009(c)	$6.52	0.09	1.58	1.67	(0.09)	–	(0.09)	–	$8.10	25.94%	$98,226,930	0.81%	1.24%	0.81%	85.37%
Year Ended December 31, 2008	$13.59	0.17	(5.22)	(5.05)	(0.16)	(1.86)	(2.02)	–	$6.52	(41.55)%	$88,106,911	0.81%	1.51%	0.81%	373.58%
Year Ended December 31, 2007	$13.32	0.15	0.94	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$165,599,721	0.80%	1.08%	0.80%	377.04%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

20	Annual Report 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security are deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$683,882,051	$—	$—	$683,882,051
Mutual Fund	11,527,582	—	—	11,527,582
Total	$695,409,633	$—	$—	$695,409,633
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of December 31, 2011, the Fund had an overdrawn balance of $160,885 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

At December 31, 2011, the Fund held no repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers.

22	Annual Report 2011

As of December 31, 2011, the Fund had no portfolio securities on loan.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, and a return of capital adjustment for the prior year tax return. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Aberdeen Asset Management, Inc.
Diamond Hill Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $87,233 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a

24	Annual Report 2011

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $2,014.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2011, NFS received $1,083,799 in Administrative Services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $524.

For the year ended December 31, 2010, the Fund had no contributions to capital due to the collection of redemption fees.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $145,678,453 and sales of $245,264,600 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Other

On April 30, 2010, the Fund acquired all of the net assets of NVIT Nationwide Leaders Fund, a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on December 2, 2009, and approved by the shareholders of the NVIT Nationwide Leaders Fund at a meeting of shareholders held on March 31, 2010. The purpose of the reorganization was to combine funds managed by NFA that had comparable

26	Annual Report 2011

investment objectives and strategies. The reorganization was accomplished by a tax free exchange of 1,339,230 shares of the Fund, valued at $11,589,861, for the assets of NVIT Nationwide Leaders Fund. The investment portfolio of NVIT Nationwide Leaders Fund, with a fair value and identified cost of $11,399,487 and $8,694,250, respectively at April 30, 2010, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair current values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the net assets of the Fund were $1,141,479,297.

The following pro forma information for the period ended December 31, 2010 is provided as though the reorganization had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund:

—	Net investment income $8,512,134;

—	Net gain on investments $164,048,812;

—	Net change in unrealized depreciation $(58,013,271); and

—	Net increase in net assets resulting from operations $114,547,675.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Nationwide Leaders Fund that have been included in the Fund’s Statement of Operations since April 30, 2010.

10.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

11.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,083,202	$—	$8,083,202	$—	$8,083,202

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,853,477	$—	$8,853,477	$—	$8,853,477

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$457,991	$—	$457,991	$—	$(499,236,401)	$51,033,938	$(447,744,472)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$644,375,424	$75,031,530	$(23,997,321)	$51,034,209

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following tables represent capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$171,378,311	2016
$326,773,904	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $24,618,987 to offset capital gains.

As of December 31, 2011 for federal income tax purposes, the Fund has capital loss carry forwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merged fund.

Acquired Fund	Amount	Expires
NVIT Worldwide Leaders Fund	$1,084,186	2016

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards as the successor of a merged fund in the amount of $11,366,152 to offset capital gains.

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Nationwide Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Nationwide Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the "Fund") at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	29

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

30	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an
		SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34	Annual Report 2011

NVIT Real Estate Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

28	Report of Independent Registered Public Accounting Firm

29	Supplemental Information

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-RE (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Funds that invest in real estate investment trusts (REITs) are subject to greater volatility than that of other mutual funds.

Funds that concentrate on specific sectors, such as commodities or REITs, or a relatively small number of securities are subject to greater volatility than that of other mutual funds.

Equity investments are subject to stock market risk.

The Fund is a nondiversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500®

Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

2011 Annual Report	5

Important Disclosures (Continued)

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation.

All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Morgan Stanley Investment Management Inc.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Morgan Stanley Investment Management Inc.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Real Estate Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Real Estate Fund (Class II at NAV) returned 6.14% versus 8.29% for its benchmark, the FTSE NAREIT® All Equity REITs Index. A relevant peer group comparison is not available as there is no purely domestic Lipper Variable Annuity Real Estate Classification.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s underweight position in the industrials sector contributed to Fund performance relative to the Fund’s benchmark for the reporting period. REITs gained 8.29% for the reporting period, as measured by the Fund’s benchmark index. Movements in REIT share prices appeared to be most influenced by the equity market.

During the reporting period, the apartment, retail storage and health-care sectors outperformed. The Fund achieved favorable relative stock selection in the mall and office sectors. The top contributing Fund holdings were Simon Property Group, Inc.; ProLogis, Inc. and Equity Residential.

What areas of investment detracted from Fund performance?

The Fund’s overweight position in the hotel sector detracted from Fund performance, which, despite the companies in this sector continuing to post attractive operating results, was hurt by concerns about a weakening economy. Stock selection in the office and the industrials sectors also detracted, with companies in these sectors impacted by concerns about weaker tenant demand. In terms of Fund holdings, the most significant detractors were Forest City Enterprises, Inc.; Starwood Hotels & Resorts Worldwide, Inc.; and Host Hotels & Resorts, Inc.

Subadviser:

Morgan Stanley Investment Management Inc.

Portfolio Manager:

Theodore R. Bigman

2011 Annual Report	7

Fund Performance	NVIT Real Estate Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	6.50%	1.87%
Class II	6.14%	1.55%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

Expense Ratio*
Class I	1.00%
Class II	1.25%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Real Estate Fund since inception versus performance of the FTSE NAREIT® Equity REITs Index(a), and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The FTSE NAREIT® Equity REITs Index in an unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Real Estate Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	968.60	4.66	0.94
	Hypothetical[b]	1,000.00	1,020.47	4.79	0.94
Class II Shares	Actual	1,000.00	967.30	5.90	1.19
	Hypothetical[b]	1,000.00	1,019.21	6.06	1.19

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Real Estate Fund

Asset Allocation
Common Stocks	98.8%
Mutual Fund	1.2%
Repurchase Agreement	0.2%
Liabilities in excess of other assets	(0.2%)

100.0%

Top Industries †
Real Estate Investment Trusts (REITs)	89.7%
Real Estate Management & Development	3.9%
Hotels, Restaurants & Leisure	3.7%
Health Care Providers & Services	1.3%
Other Industries*	1.4%

100.0%

Top Holdings †
Simon Property Group, Inc.	14.1%
Equity Residential	9.4%
Host Hotels & Resorts, Inc.	6.6%
Vornado Realty Trust	5.9%
HCP, Inc.	4.8%
Boston Properties, Inc.	4.8%
General Growth Properties, Inc.	4.7%
Regency Centers Corp.	4.4%
Public Storage	4.2%
Starwood Hotels & Resorts Worldwide, Inc.	3.7%
Other Holdings*	37.4%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Real Estate Fund

Common Stocks 98.8%

	Shares	Market Value

Health Care Providers & Services 1.3%
Assisted Living Concepts, Inc., Class A	197,216	$2,936,546
Capital Senior Living Corp.*	69,281	550,091

		3,486,637

Hotels, Restaurants & Leisure 3.7%
Starwood Hotels & Resorts
Worldwide, Inc.	214,140	10,272,296

Real Estate Investment Trusts (REITs) 89.9%
Acadia Realty Trust	104,209	2,098,769
Apartment Investment & Management Co., Class A	263,938	6,046,820
Ashford Hospitality Trust, Inc.	84,750	678,000
AvalonBay Communities, Inc.	70,924	9,262,674
BioMed Realty Trust, Inc.	60,500	1,093,840
Boston Properties, Inc.	134,296	13,375,882
BRCP REIT I, LLC* (a)(b)	1,255,145	347,675
BRCP REIT II, LLC* (a)(b)	3,066,644	1,490,389
BRE Properties, Inc.	45,070	2,275,134
Cabot Industrial Value Fund LP* (a)(b)	5,040	1,771,091
Camden Property Trust	72,045	4,484,081
CommonWealth REIT	47,414	788,969
Coresite Realty Corp.	37,900	675,378
Cousins Properties, Inc.	425,251	2,725,859
CreXus Investment Corp.	51,320	532,702
DCT Industrial Trust, Inc.	382,291	1,957,330
Digital Realty Trust, Inc.	7,976	531,760
Douglas Emmett, Inc.	48,470	884,093
Equity Lifestyle Properties, Inc.	76,636	5,110,855
Equity One, Inc.	5,801	98,501
Equity Residential	461,942	26,344,552
Federal Realty Investment Trust	41,516	3,767,577
General Growth Properties, Inc.	867,094	13,023,752
HCP, Inc.	326,694	13,534,932
Health Care REIT, Inc. (c)	63,450	3,459,928
Healthcare Realty Trust, Inc.	228,858	4,254,470
Host Hotels & Resorts, Inc.	1,245,648	18,398,221
Hudson Pacific Properties, Inc.	118,300	1,675,128
Keystone Industrial Fund LP* (a)(b)	2,726,733	2,533,135
Kite Realty Group Trust	54,346	245,100
Lexington Realty Trust (c)	19,790	148,227
Mack-Cali Realty Corp.	172,621	4,607,254
Omega Healthcare Investors, Inc.	51,950	1,005,233
Parkway Properties, Inc.	3,950	38,947
Plum Creek Timber Co., Inc.	11,101	405,853
Prologis, Inc.	237,581	6,792,441
PS Business Parks, Inc.	33,627	1,863,945
Public Storage	86,413	11,619,092
Regency Centers Corp.	328,862	12,371,788
Retail Opportunity Investments Corp.	217,571	2,576,041
Senior Housing Properties Trust	203,424	4,564,835
Simon Property Group, Inc.	306,184	39,479,365
SL Green Realty Corp.	4,530	301,879

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Sovran Self Storage, Inc.	35,253	$1,504,246
STAG Industrial, Inc.	46,590	534,387
Starwood Property Trust, Inc.	114,689	2,122,893
Vornado Realty Trust	215,754	16,582,852
Winthrop Realty Trust	99,800	1,014,966

		251,000,841

Real Estate Management & Development 3.9%
Brookfield Office Properties, Inc.	294,812	4,610,859
Forest City Enterprises, Inc., Class A*	534,235	6,314,658

		10,925,517

Total Common Stocks (cost $208,692,853)		275,685,291

Mutual Fund 1.2%

	Shares	Market Value

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (d)	3,429,083	3,429,083

Total Mutual Fund (cost $3,429,083)		3,429,083

Repurchase Agreement 0.2%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/3011, due 01/03/12, repurchase price $657,702, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $670,855. (e)	$657,700	657,700

Total Repurchase Agreement (cost $657,700)		657,700

Total Investments (cost $212,779,636) (f) — 100.2%		279,772,074

Liabilities in excess of other assets — (0.2%)		(659,991)

NET ASSETS — 100.0%		$279,112,083

*	Denotes a non-income producing security.
(a)	Fair Valued Security.

12	Annual Report 2011

(b)	Security considered illiquid and restricted. The total value of such securities as of December 31, 2011 was $6,142,290 and represented 2.20% of net assets (Note 2).

(c)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $643,244.

(d)	Represents 7-day effective yield as of December 31, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $657,700.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

LP	Limited Partnership

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Assets and Liabilities

December 31, 2011

NVIT Real Estate Fund
Assets:
Investments, at value* (cost $212,121,936)	$279,114,374
Repurchase agreement, at value and cost	657,700

Total Investments	279,772,074

Dividends receivable	829,454
Security lending income receivable	3,780
Receivable for investments sold	406,883
Receivable for capital shares issued	51,480
Prepaid expenses	655

Total Assets	281,064,326

Liabilities:
Payable for investments purchased	367,421
Payable for capital shares redeemed	668,188
Payable upon return of securities loaned (Note 2)	657,700
Accrued expenses and other payables:
Investment advisory fees	162,478
Fund administration fees	12,093
Distribution fees	13,619
Administrative servicing fees	32,798
Accounting and transfer agent fees	1,769
Trustee fees	2,401
Custodian fees	1,592
Compliance program costs (Note 3)	239
Professional fees	12,857
Printing fees	9,825
Other	9,263

Total Liabilities	1,952,243

Net Assets	$279,112,083

Represented by:
Capital	$185,256,620
Accumulated undistributed net investment income	787,954
Accumulated net realized gains from investment and foreign currency transactions	26,075,071
Net unrealized appreciation/(depreciation) from investments	66,992,438

Net Assets	$279,112,083

Net Assets:
Class I Shares	$213,774,978
Class II Shares	65,337,105

Total	$279,112,083

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	23,599,451
Class II Shares	7,241,448

Total	30,840,899

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.06
Class II Shares	$9.02
*	Includes value of securities on loan of $643,244 (Note 2).

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$5,174,807
Income from securities lending (Note 2)	7,301
Other income	483
Foreign tax withholding	(21,261)

Total Income	5,161,330

EXPENSES:
Investment advisory fees	2,051,148
Fund administration fees	145,166
Distribution fees Class II Shares	174,322
Administrative servicing fees Class I Shares	334,939
Administrative servicing fees Class II Shares	104,594
Professional fees	27,128
Printing fees	25,769
Trustee fees	10,446
Custodian fees	11,460
Accounting and transfer agent fees	66
Compliance program costs (Note 3)	762
Other	39,055

Total expenses before earnings credit	2,924,855

Earnings credit (Note 5)	(33)

Net Expenses	2,924,822

NET INVESTMENT INCOME	2,236,508

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	27,499,714
Net realized gains from foreign currency transactions (Note 2)	81

Net realized gains from investment and foreign currency transactions	27,499,795

Net change in unrealized appreciation/(depreciation) from investments	(11,722,213)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(67)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(11,722,280)

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	15,777,515

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,014,023

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statements of Changes in Net Assets

	NVIT Real Estate Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$2,236,508	$3,861,194
Net realized gains from investment and foreign currency transactions	27,499,795	24,107,909
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(11,722,280)	44,049,097

Change in net assets resulting from operations	18,014,023	72,018,200

Distributions to Shareholders From:
Net investment income:
Class I	(1,955,660)	(4,066,981)
Class II	(432,242)	(1,028,146)
Net realized gains:
Class I	(910,096)	(17,273,676)
Class II	(284,014)	(5,273,928)

Change in net assets from shareholder distributions	(3,582,012)	(27,642,731)

Change in net assets from capital transactions	(32,060,006)	(2,197,291)

Change in net assets	(17,627,995)	42,178,178

Net Assets:
Beginning of year	296,740,078	254,561,900

End of year	$279,112,083	$296,740,078

Accumulated undistributed net investment income at end of year	$787,954	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$17,164,897	$17,007,439
Dividends reinvested	2,865,756	21,340,657
Cost of shares redeemed	(44,325,939)	(47,862,723)

Total Class I	(24,295,286)	(9,514,627)

Class II Shares
Proceeds from shares issued	9,845,555	11,212,161
Dividends reinvested	716,256	6,302,074
Cost of shares redeemed	(18,326,531)	(10,196,899)

Total Class II	(7,764,720)	7,317,336

Change in net assets from capital transactions	$(32,060,006)	$(2,197,291)

16	Annual Report 2011

	NVIT Real Estate Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	1,918,856	2,080,533
Reinvested	323,831	2,500,649
Redeemed	(4,993,781)	(5,815,750)

Total Class I Shares	(2,751,094)	(1,234,568)

Class II Shares
Issued	1,110,877	1,326,535
Reinvested	81,655	740,372
Redeemed	(2,060,460)	(1,254,448)

Total Class II Shares	(867,928)	812,459

Total change in shares	(3,619,022)	(422,109)

Amount designated as “—” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$8.62	0.07	0.49	0.56	(0.08)	(0.04)	–	(0.12)	–	$9.06	6.50%	$213,774,978	0.94%	0.82%	0.94%	17.42%
Year Ended December 31, 2010(e)	$7.30	0.12	2.06	2.18	(0.16)	(0.70)	–	(0.86)	–	$8.62	30.18%	$227,118,437	0.99%	1.44%	0.99%	24.25%
Year Ended December 31, 2009(e)	$5.71	0.13	1.59	1.72	(0.11)	(0.02)	–	(0.13)	–	$7.30	30.84%	$201,455,813	0.97%	1.99%	0.97%	31.82%
Period Ended December 31, 2008(f)	$10.00	0.12	(4.19)	(4.07)	(0.12)	–	(0.10)	(0.22)	–	$5.71	(40.88)%	$3,776,313	0.89%	2.20%	1.33%	19.78%

Class II Shares
Year Ended December 31, 2011(e)	$8.59	0.05	0.48	0.53	(0.06)	(0.04)	–	(0.10)	–	$9.02	6.14%	$65,337,105	1.19%	0.57%	1.19%	17.42%
Year Ended December 31, 2010(e)	$7.28	0.10	2.05	2.15	(0.14)	(0.70)	–	(0.84)	–	$8.59	29.82%	$69,621,641	1.24%	1.21%	1.24%	24.25%
Year Ended December 31, 2009(e)	$5.69	0.12	1.59	1.71	(0.10)	(0.02)	–	(0.12)	–	$7.28	30.52%	$53,106,087	1.22%	1.82%	1.22%	31.82%
Period Ended December 31, 2008(f)	$10.00	0.12	(4.22)	(4.10)	(0.11)	–	(0.10)	(0.21)	–	$5.69	(41.07)%	$1,799,208	1.24%	2.62%	1.52%	19.78%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investments categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security are deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$3,486,637	$—	$—	$3,486,637
Hotels, Restaurants & Leisure	10,272,296	—	—	10,272,296
Real Estate Investment Trusts (REITs)	244,858,551	—	6,142,290	251,000,841
Real Estate Management & Development	10,925,517	—	—	10,925,517
Total Common Stocks	$269,543,001	$—	$6,142,290	$275,685,291
Repurchase Agreement	—	657,700	—	657,700
Mutual Fund	3,429,083	—	—	3,429,083
Total	$272,972,084	$657,700	$6,142,290	$279,772,074

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$5,730,083	$5,730,083
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	222,552	222,552
Purchases	189,655	189,655
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/11	$6,142,290	$6,142,290
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$222,552	$222,552

Amounts designated as “—” are zero or have been rounded to zero.

20	Annual Report 2011

Purchases include all purchases of securities and securities received in corporate actions.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Restricted Securities

At December 31, 2011, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at December 31, 2011 were as follows:

	Number of Shares	Acquisition Date	Cost	Market Value	% of Net Assets
BRCP REIT I, LLC	1,255,145	8/14/2009	$470,409	$347,675	0.12%
BRCP REIT II, LLC	2,048,357	8/14/2009	1,229,014	995,502	0.36%
BRCP REIT II, LLC	333,513	1/27/2010	333,513	162,087	0.06%
BRCP REIT II, LLC	521,842	8/17/2010	521,842	253,615	0.09%
BRCP REIT II, LLC	96,932	1/18/2011	96,932	47,109	0.02%
BRCP REIT II, LLC	66,000	4/5/2011	66,000	32,076	0.01%
Cabot Industrial Value Fund II, LP	5,040	8/14/2009	2,394,000	1,771,091	0.63%
Keystone Industrial Fund LP	2,619,000	8/14/2009	2,127,461	2,433,051	0.87%
Keystone Industrial Fund LP	81,000	11/13/2009	79,818	75,249	0.03%
Keystone Industrial Fund LP	26,733	6/28/2011	26,733	24,835	0.01%
Total			$7,345,722	$6,142,290	2.20%

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

(f)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the Fund’s investment adviser or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and therefore are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$643,244	$657,700

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses, return of capital and capital gain dividends from real estate investment trusts (“REITs”), and adjustments to prior period accumulated balances. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

The fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more

22	Annual Report 2011

likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Morgan Stanley Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.70%

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $762.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $439,533 in Administrative Services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

24	Annual Report 2011

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $68.

For the year ended December 31, 2010, the Fund had no contributions to capital due to the collection of redemption fees.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $50,796,981 and sales of $80,047,351 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,387,902	$1,194,110	$3,582,012	$—	$3,582,012

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,695,808	$8,946,923	$27,642,731	$—	$27,642,731

Amount designated as “—” is zero or has been rounded to zero.

26	Annual Report 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$972,727	$26,784,495	$27,757,222	$—	$—	$66,098,241	$93,855,463

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and real estate investment trust adjustments.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$213,673,833	$72,896,671	$(6,798,430)	$66,098,241

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	27

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Real Estate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

28	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 4.96%.

The Fund designates $1,194,110, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

2011 Annual Report	29

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

30	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	33

NVIT S&P 500 Index Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

20	Statement of Assets and Liabilities

21	Statement of Operations

22	Statements of Changes in Net Assets

23	Financial Highlights

24	Notes to Financial Statements

34	Report of Independent Registered Public Accounting Firm

35	Supplemental Information

36	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-S&P (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund seeks to match the performance of an index.

Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions.

Investments in the Fund are subject to stock market risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one

4	Annual Report 2011

issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a

2011 Annual Report	5

Important Disclosures (Continued)

financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of BlackRock Investment Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of BlackRock Investment Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT S&P 500 Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT S&P 500 Index Fund (Class IV at NAV) returned 1.75% versus 2.11% for its benchmark, the Standard & Poor’s 500® (S&P 500) Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of S&P 500 Index Objective Funds (consisting of 63 funds as of December 31, 2011) was 1.71% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Seven of the 10 sectors within the Fund’s benchmark, the S&P 500 Index (the Index), reported positive returns during the reporting period. The strongest-performing sectors were utilities, which returned 19.93%; consumer staples, which returned 13.89%; and health care, which returned 12.73% for the reporting period.

What areas of investment detracted from Fund performance?

Three of the 10 sectors within the Index posted negative performance during the reporting period. The weakest-performing sectors were financials, which registered -16.69%; materials, which registered -9.75%; and industrials, which registered -0.84% for the reporting period.

What was the impact of investments in derivatives on Fund performance?

The Fund holds U.S. futures contracts that are used solely to invest the Fund’s cash flows, ensuring that the Fund remains fully invested. These derivatives are not used in any speculative or arbitrage capacity. These derivatives had minimal impact on Fund performance, given the dollar amount of derivatives relative to the Fund’s net assets.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA; Edward Corallo; Jennifer Hsui, CFA; and Creighton Jue, CFA

2011 Annual Report	7

Fund Performance	NVIT S&P 500 Index Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	5 Yr.	10 Yr.
Class IV	1.75%	(0.58)%	2.61%
Class Y2,3	1.86%	(0.47)%	2.67%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class Y (May 1, 2006), are based on the performance of the Class IV shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class Y shares has not been adjusted to reflect its lower expenses.

[3]	Class Y shares were known as Class ID shares until May 1, 2008.

Expense Ratios

Expense Ratio*
Class IV	0.30%
Class Y	0.20%

*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT S&P 500 Index Fund versus performance of the S&P 500 ® Index(a) and the Consumer Price Index (CPI)(b) over the 10-year period ended 12/31/11. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The S&P 500® Index is an unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

(b)	Calculated by The U.S. Department of Labor’s Bureau of Labor statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT S&P 500 Index Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class IV Shares	Actual		1,000.00	962.00	1.38	0.28
	Hypothetical	[b]	1,000.00	1,023.79	1.43	0.28
Class Y Shares	Actual		1,000.00	962.50	0.89	0.18
	Hypothetical	[b]	1,000.00	1,024.30	0.92	0.18

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT S&P 500 Index Fund
December 31, 2011

Asset Allocation
Common Stocks	98.7%
Mutual Fund	1.4%
Repurchase Agreement	0.3%
Preferred Stock†	0.0%
Liabilities in excess of other assets	(0.4%)

100.0%

Top Industries ††
Oil, Gas & Consumable Fuels	10.1%
Pharmaceuticals	6.2%
Computers & Peripherals	4.6%
Information Technology Services	3.8%
Insurance	3.5%
Software	3.4%
Media	3.1%
Diversified Telecommunication Services	2.8%
Beverages	2.6%
Diversified Financial Services	2.6%
Other Industries*	57.3%

100.0%

Top Holdings ††
Exxon Mobil Corp.	3.5%
Apple, Inc.	3.3%
International Business Machines Corp.	1.9%
Chevron Corp.	1.8%
Microsoft Corp.	1.7%
General Electric Co.	1.6%
Procter & Gamble Co. (The)	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%
Pfizer, Inc.	1.4%
Other Holdings*	80.2%

100.0%

†	Amount rounds to less than 0.1% .

††	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT S&P 500 Index Fund

Common Stocks 98.7%

	Shares	Market Value

Aerospace & Defense 2.6%
Boeing Co. (The)	153,213	$11,238,174
General Dynamics Corp.	73,417	4,875,623
Goodrich Corp.	25,818	3,193,687
Honeywell International, Inc.	159,455	8,666,379
L-3 Communications Holdings, Inc.	20,595	1,373,275
Lockheed Martin Corp.	54,701	4,425,311
Northrop Grumman Corp.	53,870	3,150,318
Precision Castparts Corp.	29,726	4,898,547
Raytheon Co.	71,356	3,452,203
Rockwell Collins, Inc.	31,206	1,727,876
Textron, Inc.	57,096	1,055,705
United Technologies Corp.	186,783	13,651,969

		61,709,067

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	33,852	2,362,193
Expeditors International of Washington, Inc.	43,723	1,790,894
FedEx Corp.	65,397	5,461,303
United Parcel Service, Inc., Class B	198,924	14,559,248

		24,173,638

Airlines 0.1%
Southwest Airlines Co.	160,875	1,377,090

Auto Components 0.3%
BorgWarner, Inc.*	22,627	1,442,245
Goodyear Tire & Rubber Co. (The)*	50,413	714,352
Johnson Controls, Inc.	140,270	4,384,840

		6,541,437

Automobiles 0.4%
Ford Motor Co.*	783,383	8,429,201
Harley-Davidson, Inc.	47,917	1,862,534

		10,291,735

Beverages 2.6%
Beam, Inc.	32,059	1,642,383
Brown-Forman Corp., Class B	20,800	1,674,608
Coca-Cola Co. (The)	468,182	32,758,694
Coca-Cola Enterprises, Inc.	64,118	1,652,962
Constellation Brands, Inc., Class A*	35,416	732,049
Dr Pepper Snapple Group, Inc.	44,208	1,745,332
Molson Coors Brewing Co., Class B	32,557	1,417,532
PepsiCo, Inc.	322,278	21,383,145

		63,006,705

Biotechnology 1.2%
Amgen, Inc.	163,523	10,499,812
Biogen Idec, Inc.*	50,079	5,511,194
Celgene Corp.*	91,518	6,186,617
Gilead Sciences, Inc.*	154,851	6,338,051

		28,535,674

Common Stocks (continued)

	Shares	Market Value

Building Products 0.0%†
Masco Corp.	73,822	$773,655

Capital Markets 1.8%
Ameriprise Financial, Inc.	46,652	2,315,805
Bank of New York Mellon Corp. (The)	249,996	4,977,420
BlackRock, Inc.	20,654	3,681,369
Charles Schwab Corp. (The)	222,577	2,506,217
E*TRADE Financial Corp.*	53,105	422,716
Federated Investors, Inc., Class B (a)	19,054	288,668
Franklin Resources, Inc.	30,011	2,882,857
Goldman Sachs Group, Inc. (The)	101,489	9,177,650
Invesco Ltd.	92,998	1,868,330
Legg Mason, Inc.	25,186	605,723
Morgan Stanley	305,963	4,629,220
Northern Trust Corp.	49,694	1,970,864
State Street Corp.	101,423	4,088,361
T. Rowe Price Group, Inc.	52,089	2,966,469

		42,381,669

Chemicals 2.2%
Air Products & Chemicals, Inc.	43,391	3,696,479
Airgas, Inc.	14,092	1,100,303
CF Industries Holdings, Inc.	13,483	1,954,765
Dow Chemical Co. (The)	243,633	7,006,885
E.I. du Pont de Nemours & Co.	190,464	8,719,442
Eastman Chemical Co.	28,376	1,108,367
Ecolab, Inc.	61,882	3,577,399
FMC Corp.	14,524	1,249,645
International Flavors & Fragrances, Inc.	16,600	870,172
Monsanto Co.	110,374	7,733,906
Mosaic Co. (The)	61,387	3,095,746
PPG Industries, Inc.	31,840	2,658,322
Praxair, Inc.	61,796	6,605,992
Sherwin-Williams Co. (The)	17,833	1,591,952
Sigma-Aldrich Corp.	24,837	1,551,319

		52,520,694

Commercial Banks 2.6%
BB&T Corp.	143,725	3,617,558
Comerica, Inc.	40,981	1,057,310
Fifth Third Bancorp	189,649	2,412,335
First Horizon National Corp.	53,890	431,120
Huntington Bancshares, Inc.	177,548	974,739
KeyCorp	196,509	1,511,154
M&T Bank Corp.	25,904	1,977,511
PNC Financial Services Group, Inc.	108,460	6,254,888
Regions Financial Corp.	259,348	1,115,197
SunTrust Banks, Inc.	110,731	1,959,939
U.S. Bancorp	393,407	10,641,659
Wells Fargo & Co.	1,087,064	29,959,484
Zions Bancorporation	37,708	613,886

		62,526,780

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies 0.4%
Avery Dennison Corp.	21,678	$621,725
Cintas Corp.	22,749	791,893
Iron Mountain, Inc.	38,284	1,179,147
Pitney Bowes, Inc. (a)	41,189	763,644
Republic Services, Inc.	64,917	1,788,463
RR Donnelley & Sons Co.	38,434	554,603
Stericycle, Inc.*	17,554	1,367,808
Waste Management, Inc.	94,910	3,104,506

		10,171,789

Communications Equipment 2.1%
Cisco Systems, Inc.	1,108,172	20,035,750
Comverse Technology, Inc.*	82	562
F5 Networks, Inc.*	16,391	1,739,413
Harris Corp.	23,676	853,283
JDS Uniphase Corp.*	47,864	499,700
Juniper Networks, Inc.*	108,460	2,213,668
Motorola Mobility Holdings, Inc.*	54,351	2,108,819
Motorola Solutions, Inc.	59,065	2,734,119
QUALCOMM, Inc.	346,504	18,953,769

		49,139,083

Computers & Peripherals 4.6%
Apple, Inc.*	191,582	77,590,710
Dell, Inc.*	314,816	4,605,758
EMC Corp.*	420,531	9,058,238
Hewlett-Packard Co.	409,603	10,551,373
Lexmark International, Inc., Class A	14,821	490,130
NetApp, Inc.*	73,939	2,681,768
SanDisk Corp.*	49,546	2,438,159
Western Digital Corp.*	48,213	1,492,192

		108,908,328

Construction & Engineering 0.2%
Fluor Corp.	34,902	1,753,826
Jacobs Engineering Group, Inc.*	26,258	1,065,550
Quanta Services, Inc.*	43,347	933,694

		3,753,070

Construction Materials 0.0%†
Vulcan Materials Co. (a)	26,592	1,046,395

Consumer Finance 0.8%
American Express Co.	208,308	9,825,888
Capital One Financial Corp.	94,770	4,007,823
Discover Financial Services	113,326	2,719,824
SLM Corp.	104,917	1,405,888

		17,959,423

Containers & Packaging 0.1%
Ball Corp.	33,545	1,197,892
Bemis Co., Inc.	21,051	633,214

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging (continued)
Owens-Illinois, Inc.*	33,708	$653,261
Sealed Air Corp.	33,642	578,979

		3,063,346

Distributors 0.1%
Genuine Parts Co.	32,096	1,964,275

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	23,969	1,291,210
DeVry, Inc.	12,499	480,712
H&R Block, Inc.	60,088	981,237

		2,753,159

Diversified Financial Services 2.6%
Bank of America Corp.	2,089,446	11,617,320
Citigroup, Inc.	602,693	15,856,853
CME Group, Inc.	13,688	3,335,355
IntercontinentalExchange, Inc.*	14,982	1,806,080
JPMorgan Chase & Co.	783,272	26,043,794
Leucadia National Corp.	40,718	925,927
Moody’s Corp.	40,377	1,359,898
NASDAQ OMX Group, Inc. (The)*	26,324	645,201
NYSE Euronext	54,033	1,410,261

		63,000,689

Diversified Telecommunication Services 2.8%
AT&T, Inc.	1,221,558	36,939,914
CenturyLink, Inc.	127,327	4,736,565
Frontier Communications Corp.	204,851	1,054,983
Verizon Communications, Inc.	583,594	23,413,791
Windstream Corp.	120,191	1,411,042

		67,556,295

Electric Utilities 2.1%
American Electric Power Co., Inc.	99,560	4,112,824
Duke Energy Corp.	274,750	6,044,500
Edison International	67,177	2,781,128
Entergy Corp.	36,312	2,652,592
Exelon Corp.	136,684	5,927,985
FirstEnergy Corp.	86,223	3,819,679
NextEra Energy, Inc.	87,109	5,303,196
Northeast Utilities	36,511	1,316,952
Pepco Holdings, Inc.	46,518	944,315
Pinnacle West Capital Corp.	22,467	1,082,460
PPL Corp.	119,229	3,507,717
Progress Energy, Inc.	60,822	3,407,248
Southern Co. (The)	177,686	8,225,085

		49,125,681

Electrical Equipment 0.5%
Cooper Industries PLC	32,602	1,765,398
Emerson Electric Co.	151,676	7,066,585

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Rockwell Automation, Inc.	29,263	$2,147,026
Roper Industries, Inc.	19,895	1,728,279

		12,707,288

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	34,179	1,551,385
Corning, Inc.	324,004	4,205,572
FLIR Systems, Inc.	32,182	806,803
Jabil Circuit, Inc.	37,800	743,148
Molex, Inc.	28,450	678,817
TE Connectivity Ltd.	87,515	2,696,337

		10,682,062

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	89,983	4,376,773
Cameron International Corp.*	50,558	2,486,948
Diamond Offshore Drilling, Inc.	14,244	787,123
FMC Technologies, Inc.*	49,131	2,566,112
Halliburton Co.	189,695	6,546,375
Helmerich & Payne, Inc.	22,098	1,289,639
Nabors Industries Ltd.*	59,180	1,026,181
National Oilwell Varco, Inc.	87,377	5,940,762
Noble Corp.*	52,057	1,573,163
Rowan Cos., Inc.*	25,784	782,029
Schlumberger Ltd.	276,664	18,898,918

		46,274,023

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	89,338	7,443,642
CVS Caremark Corp.	268,324	10,942,253
Kroger Co. (The)	123,119	2,981,942
Safeway, Inc.	70,097	1,474,841
SUPERVALU, Inc. (a)	44,211	358,993
Sysco Corp.	121,621	3,567,144
Walgreen Co.	183,331	6,060,923
Wal-Mart Stores, Inc.	360,040	21,515,990
Whole Foods Market, Inc.	32,941	2,292,035

		56,637,763

Food Products 1.9%
Archer-Daniels-Midland Co.	137,716	3,938,678
Campbell Soup Co.	36,889	1,226,190
ConAgra Foods, Inc.	85,467	2,256,329
Dean Foods Co.*	37,271	417,435
General Mills, Inc.	132,654	5,360,548
H.J. Heinz Co.	66,023	3,567,883
Hershey Co. (The)	31,566	1,950,147
Hormel Foods Corp.	28,453	833,388
JM Smucker Co. (The)	23,475	1,835,041
Kellogg Co.	51,096	2,583,925
Kraft Foods, Inc., Class A	364,201	13,606,549
McCormick & Co., Inc., Non- Voting Shares	27,319	1,377,424

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Mead Johnson Nutrition Co.	41,972	$2,884,736
Sara Lee Corp.	121,808	2,304,607
Tyson Foods, Inc., Class A	60,251	1,243,581

		45,386,461

Gas Utilities 0.1%
AGL Resources, Inc.	24,025	1,015,296
ONEOK, Inc.	21,237	1,841,036

		2,856,332

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	116,244	5,751,753
Becton, Dickinson and Co.	44,305	3,310,470
Boston Scientific Corp.*	305,517	1,631,461
C. R. Bard, Inc.	17,690	1,512,495
CareFusion Corp.*	46,088	1,171,096
Covidien PLC	99,459	4,476,650
DENTSPLY International, Inc.	29,081	1,017,544
Edwards Lifesciences Corp.*	23,524	1,663,147
Intuitive Surgical, Inc.*	8,040	3,722,600
Medtronic, Inc.	217,557	8,321,555
St. Jude Medical, Inc.	65,773	2,256,014
Stryker Corp.	67,063	3,333,702
Varian Medical Systems, Inc.*	23,212	1,558,221
Zimmer Holdings, Inc.*	36,947	1,973,709

		41,700,417

Health Care Providers & Services 2.1%
Aetna, Inc.	74,697	3,151,466
AmerisourceBergen Corp.	53,271	1,981,148
Cardinal Health, Inc.	71,237	2,892,935
Cigna Corp.	58,859	2,472,078
Coventry Health Care, Inc.*	29,762	903,872
DaVita, Inc.*	19,282	1,461,768
Express Scripts, Inc.*	100,300	4,482,407
Humana, Inc.	33,711	2,953,421
Laboratory Corp of America Holdings*	20,383	1,752,327
McKesson Corp.	50,627	3,944,350
Medco Health Solutions, Inc.*	79,817	4,461,770
Patterson Cos., Inc.	18,071	533,456
Quest Diagnostics, Inc.	32,531	1,888,750
Tenet Healthcare Corp.*	89,672	460,017
UnitedHealth Group, Inc.	219,755	11,137,183
WellPoint, Inc.	71,715	4,751,119

		49,228,067

Health Care Technology 0.1%
Cerner Corp.*	30,042	1,840,072

Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	93,299	3,045,279
Chipotle Mexican Grill, Inc.*	6,453	2,179,436
Darden Restaurants, Inc.	27,188	1,239,229

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
International Game Technology	61,386	$1,055,839
Marriott International, Inc., Class A	55,287	1,612,722
McDonald’s Corp.	210,924	21,162,005
Starbucks Corp.	153,666	7,070,173
Starwood Hotels & Resorts Worldwide, Inc.	39,626	1,900,859
Wyndham Worldwide Corp.	31,478	1,190,813
Wynn Resorts Ltd.	16,330	1,804,302
Yum! Brands, Inc.	94,934	5,602,055

		47,862,712

Household Durables 0.2%
D.R. Horton, Inc.	57,507	725,163
Harman International Industries, Inc.	14,393	547,510
Leggett & Platt, Inc.	28,605	659,059
Lennar Corp., Class A (a)	33,187	652,125
Newell Rubbermaid, Inc.	59,718	964,446
Pulte Group, Inc.*	69,906	441,107
Whirlpool Corp.	15,652	742,687

		4,732,097

Household Products 2.3%
Clorox Co. (The)	27,200	1,810,432
Colgate-Palmolive Co.	99,775	9,218,213
Kimberly-Clark Corp.	81,245	5,976,382
Procter & Gamble Co. (The)	567,144	37,834,176

		54,839,203

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	132,959	1,574,235
Constellation Energy Group, Inc.	41,566	1,648,923
NRG Energy, Inc.*	47,073	852,963

		4,076,121

Industrial Conglomerates 2.6%
3M Co.	144,475	11,807,942
Danaher Corp.	117,441	5,524,425
General Electric Co.	2,176,240	38,976,458
Tyco International Ltd.	95,243	4,448,800

		60,757,625

Information Technology Services 3.8%
Accenture PLC, Class A	132,125	7,033,014
Automatic Data Processing, Inc.	100,749	5,441,453
Cognizant Technology Solutions Corp., Class A*	62,287	4,005,677
Computer Sciences Corp.	31,797	753,589
Fidelity National Information Services, Inc.	50,028	1,330,244
Fiserv, Inc.*	29,047	1,706,221
International Business Machines Corp.	242,954	44,674,381
MasterCard, Inc., Class A	21,978	8,193,838

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Paychex, Inc.	66,505	$2,002,466
SAIC, Inc.*	57,089	701,624
Teradata Corp.*	34,521	1,674,614
Total System Services, Inc.	33,408	653,460
Visa, Inc., Class A	104,841	10,644,507
Western Union Co. (The)	127,661	2,331,090

		91,146,178

Insurance 3.5%
ACE Ltd.	69,440	4,869,133
Aflac, Inc.	96,236	4,163,169
Allstate Corp. (The)	104,194	2,855,958
American International Group, Inc.*	90,071	2,089,647
Aon Corp.	66,655	3,119,454
Assurant, Inc.	19,003	780,263
Berkshire Hathaway, Inc., Class B*	362,400	27,651,120
Chubb Corp. (The)	57,329	3,968,313
Cincinnati Financial Corp.	33,432	1,018,339
Genworth Financial, Inc., Class A*	100,741	659,854
Hartford Financial Services Group, Inc.	91,922	1,493,732
Lincoln National Corp.	62,218	1,208,274
Loews Corp.	62,962	2,370,519
Marsh & McLennan Cos., Inc.	110,914	3,507,101
MetLife, Inc.	218,034	6,798,300
Principal Financial Group, Inc.	63,181	1,554,253
Progressive Corp. (The)	127,157	2,480,833
Prudential Financial, Inc.	97,308	4,877,077
Torchmark Corp.	20,890	906,417
Travelers Cos., Inc. (The)	85,097	5,035,189
Unum Group	60,301	1,270,542
XL Group PLC	66,103	1,306,856

		83,984,343

Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	74,995	12,981,635
Expedia, Inc.	19,563	567,718
Netflix, Inc.*	11,323	784,571
priceline.com, Inc.*	10,264	4,800,575
TripAdvisor, Inc.*	19,567	493,284

		19,627,783

Internet Software & Services 2.0%
Akamai Technologies, Inc.*	37,008	1,194,618
eBay, Inc.*	236,853	7,183,752
Google, Inc., Class A*	52,077	33,636,534
VeriSign, Inc.	32,808	1,171,902
Yahoo!, Inc.*	255,707	4,124,554

		47,311,360

Leisure Equipment & Products 0.1%
Hasbro, Inc.	23,728	756,686
Mattel, Inc.	69,830	1,938,481

		2,695,167

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	71,591	$2,500,674
Life Technologies Corp.*	36,751	1,429,981
PerkinElmer, Inc.	23,104	462,080
Thermo Fisher Scientific, Inc.*	77,991	3,507,255
Waters Corp.*	18,480	1,368,444

		9,268,434

Machinery 2.0%
Caterpillar, Inc.	133,296	12,076,618
Cummins, Inc.	39,761	3,499,763
Deere & Co.	85,332	6,600,430
Dover Corp.	38,224	2,218,903
Eaton Corp.	68,905	2,999,435
Flowserve Corp.	11,459	1,138,108
Illinois Tool Works, Inc.	99,616	4,653,063
Ingersoll-Rand PLC	64,372	1,961,415
Joy Global, Inc.	21,673	1,624,825
PACCAR, Inc.	73,858	2,767,459
Pall Corp.	23,747	1,357,141
Parker Hannifin Corp.	31,151	2,375,264
Snap-on, Inc.	11,944	604,605
Stanley Black & Decker, Inc.	34,826	2,354,238
Xylem, Inc.	38,073	978,095

		47,209,362

Media 3.1%
Cablevision Systems Corp., Class A	45,554	647,778
CBS Corp. Non-Voting Shares, Class B	134,921	3,661,756
Comcast Corp., Class A	561,704	13,318,002
DIRECTV, Class A*	145,459	6,219,827
Discovery Communications, Inc., Class A*	54,492	2,232,537
Gannett Co., Inc.	49,170	657,403
Interpublic Group of Cos., Inc. (The)	94,378	918,298
McGraw-Hill Cos., Inc. (The)	60,494	2,720,415
News Corp., Class A	452,076	8,065,036
Omnicom Group, Inc.	56,882	2,535,800
Scripps Networks Interactive, Inc., Class A	20,065	851,157
Time Warner Cable, Inc.	65,790	4,182,270
Time Warner, Inc.	206,333	7,456,875
Viacom, Inc., Class B	113,844	5,169,656
Walt Disney Co. (The)	370,336	13,887,600
Washington Post Co. (The), Class B (a)	1,004	378,317

		72,902,727

Metals & Mining 0.9%
Alcoa, Inc.	219,464	1,898,364
Allegheny Technologies, Inc.	21,885	1,046,103
Cliffs Natural Resources, Inc.	29,473	1,837,642
Freeport-McMoRan Copper & Gold, Inc.	195,412	7,189,207
Newmont Mining Corp.	102,008	6,121,500
Nucor Corp.	65,300	2,583,921

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
Titanium Metals Corp.	17,016	$254,900
United States Steel Corp. (a)	29,507	780,755

		21,712,392

Multiline Retail 0.8%
Big Lots, Inc.*	13,530	510,893
Dollar Tree, Inc.*	24,543	2,039,769
Family Dollar Stores, Inc.	24,209	1,395,891
J.C. Penney Co., Inc.	29,480	1,036,222
Kohl’s Corp.	52,254	2,578,735
Macy’s, Inc.	86,560	2,785,501
Nordstrom, Inc.	33,361	1,658,375
Sears Holdings Corp.* (a)	7,946	252,524
Target Corp.	138,451	7,091,460

		19,349,370

Multi-Utilities 1.5%
Ameren Corp.	49,954	1,654,976
CenterPoint Energy, Inc.	87,832	1,764,545
CMS Energy Corp.	51,880	1,145,510
Consolidated Edison, Inc.	60,388	3,745,868
Dominion Resources, Inc.	117,428	6,233,078
DTE Energy Co.	34,901	1,900,360
Integrys Energy Group, Inc.	15,984	866,013
NiSource, Inc.	57,945	1,379,671
PG&E Corp.	83,682	3,449,372
Public Service Enterprise Group, Inc.	104,304	3,443,075
SCANA Corp.	23,634	1,064,948
Sempra Energy	49,414	2,717,770
TECO Energy, Inc.	44,238	846,715
Wisconsin Energy Corp.	47,691	1,667,277
Xcel Energy, Inc.	99,990	2,763,724

		34,642,902

Office Electronics 0.1%
Xerox Corp.	285,999	2,276,552

Oil, Gas & Consumable Fuels 10.2%
Alpha Natural Resources, Inc.*	45,342	926,337
Anadarko Petroleum Corp.	102,657	7,835,809
Apache Corp.	79,174	7,171,581
Cabot Oil & Gas Corp.	21,548	1,635,493
Chesapeake Energy Corp.	135,925	3,029,768
Chevron Corp.	410,514	43,678,690
ConocoPhillips	273,698	19,944,373
CONSOL Energy, Inc.	46,773	1,716,569
Denbury Resources, Inc.*	81,933	1,237,188
Devon Energy Corp.	83,268	5,162,616
El Paso Corp.	158,994	4,224,471
EOG Resources, Inc.	55,426	5,460,015
EQT Corp.	30,816	1,688,409
Exxon Mobil Corp.	988,039	83,746,186
Hess Corp.	61,441	3,489,849

16	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	145,083	$4,246,580
Marathon Petroleum Corp.	73,510	2,447,148
Murphy Oil Corp.	39,903	2,224,193
Newfield Exploration Co.*	27,221	1,027,048
Noble Energy, Inc.	36,195	3,416,446
Occidental Petroleum Corp.	167,343	15,680,039
Peabody Energy Corp.	55,856	1,849,392
Pioneer Natural Resources Co.	25,234	2,257,938
QEP Resources, Inc.	36,427	1,067,311
Range Resources Corp.	32,255	1,997,875
Southwestern Energy Co.*	71,627	2,287,766
Spectra Energy Corp.	134,079	4,122,929
Sunoco, Inc.	22,023	903,384
Tesoro Corp.*	29,347	685,546
Valero Energy Corp.	115,410	2,429,381
Williams Cos., Inc. (The)	121,517	4,012,491

		241,602,821

Paper & Forest Products 0.2%
International Paper Co.	90,118	2,667,493
MeadWestvaco Corp.	35,128	1,052,083

		3,719,576

Personal Products 0.2%
Avon Products, Inc.	88,836	1,551,965
Estee Lauder Cos., Inc. (The), Class A	23,030	2,586,729

		4,138,694

Pharmaceuticals 6.2%
Abbott Laboratories (b)	321,123	18,056,746
Allergan, Inc.	62,885	5,517,530
Bristol-Myers Squibb Co.	349,316	12,309,896
Eli Lilly & Co.	210,030	8,728,847
Forest Laboratories, Inc.*	55,091	1,667,054
Hospira, Inc.*	33,835	1,027,569
Johnson & Johnson	562,924	36,916,556
Merck & Co., Inc.	628,291	23,686,571
Mylan, Inc.*	87,949	1,887,385
Perrigo Co.	19,217	1,869,814
Pfizer, Inc.	1,584,557	34,289,813
Watson Pharmaceuticals, Inc.*	26,223	1,582,296

		147,540,077

Professional Services 0.1%
Dun & Bradstreet Corp. (The)	10,029	750,470
Equifax, Inc.	24,976	967,570
Robert Half International, Inc.	29,493	839,371

		2,557,411

Real Estate Investment Trusts (REITs) 1.8%
Apartment Investment & Management Co., Class A	25,206	577,469
AvalonBay Communities, Inc.	19,605	2,560,413

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	30,438	$3,031,625
Equity Residential	61,157	3,487,784
HCP, Inc.	84,075	3,483,227
Health Care REIT, Inc.	39,132	2,133,868
Host Hotels & Resorts, Inc.	145,625	2,150,881
Kimco Realty Corp.	83,924	1,362,926
Plum Creek Timber Co., Inc.	33,263	1,216,095
Prologis, Inc.	94,484	2,701,298
Public Storage	29,271	3,935,779
Simon Property Group, Inc.	60,566	7,809,380
Ventas, Inc.	59,362	3,272,627
Vornado Realty Trust	38,039	2,923,677
Weyerhaeuser Co.	110,610	2,065,089

		42,712,138

Real Estate Management & Development 0.0%†
CBRE Group, Inc.*	66,887	1,018,020

Road & Rail 0.9%
CSX Corp.	216,461	4,558,669
Norfolk Southern Corp.	69,292	5,048,615
Ryder System, Inc.	10,527	559,405
Union Pacific Corp.	99,584	10,549,929

		20,716,618

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	121,200	654,480
Altera Corp.	66,158	2,454,462
Analog Devices, Inc.	61,438	2,198,252
Applied Materials, Inc.	269,197	2,883,100
Broadcom Corp., Class A*	100,018	2,936,528
First Solar, Inc.* (a)	12,250	413,560
Intel Corp.	1,049,650	25,454,012
KLA-Tencor Corp.	34,369	1,658,304
Linear Technology Corp.	46,973	1,410,599
LSI Corp.*	116,270	691,807
Microchip Technology, Inc. (a)	39,384	1,442,636
Micron Technology, Inc.*	203,678	1,281,135
Novellus Systems, Inc.*	13,337	550,685
NVIDIA Corp.*	125,924	1,745,307
Teradyne, Inc.*	37,990	517,804
Texas Instruments, Inc.	235,559	6,857,122
Xilinx, Inc.	54,123	1,735,183

		54,884,976

Software 3.4%
Adobe Systems, Inc.*	101,214	2,861,320
Autodesk, Inc.*	46,773	1,418,625
BMC Software, Inc.*	35,095	1,150,414
CA, Inc.	76,663	1,549,743
Citrix Systems, Inc.*	38,454	2,334,927
Electronic Arts, Inc.*	68,350	1,408,010
Intuit, Inc.	61,285	3,222,978

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Microsoft Corp.	1,543,300	$40,064,068
Oracle Corp.	811,110	20,804,972
Red Hat, Inc.*	39,767	1,641,979
Salesforce.com, Inc.*	28,041	2,845,040
Symantec Corp.*	151,996	2,378,737

		81,680,813

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	17,734	866,129
AutoNation, Inc.* (a)	9,357	344,993
AutoZone, Inc.*	5,758	1,871,177
Bed Bath & Beyond, Inc.*	49,498	2,869,399
Best Buy Co., Inc.	60,717	1,418,956
CarMax, Inc.*	46,697	1,423,324
GameStop Corp., Class A* (a)	28,313	683,193
Gap, Inc. (The)	71,553	1,327,308
Home Depot, Inc. (The)	317,782	13,359,555
Limited Brands, Inc.	50,719	2,046,512
Lowe’s Cos., Inc.	258,220	6,553,624
Orchard Supply Hardware Stores Corp., Class A* (c)	374	1,405
O’Reilly Automotive, Inc.*	26,461	2,115,557
Ross Stores, Inc.	47,672	2,265,850
Staples, Inc.	144,222	2,003,244
Tiffany & Co.	26,181	1,734,753
TJX Cos., Inc.	77,751	5,018,827
Urban Outfitters, Inc.*	22,497	620,017

		46,523,823

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	60,166	3,672,533
NIKE, Inc., Class B	76,469	7,369,317
Ralph Lauren Corp.	13,299	1,836,326
VF Corp.	17,977	2,282,899

		15,161,075

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	108,106	675,662
People’s United Financial, Inc.	73,954	950,309

		1,625,971

Tobacco 2.0%
Altria Group, Inc.	423,917	12,569,139
Lorillard, Inc.	27,836	3,173,304
Philip Morris International, Inc.	358,055	28,100,156
Reynolds American, Inc.	69,707	2,887,264

		46,729,863

Trading Companies & Distributors 0.2%
Fastenal Co.	60,867	2,654,410
W.W. Grainger, Inc.	12,512	2,342,121

		4,996,531

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A	81,026	$4,862,370
MetroPCS Communications, Inc.*	61,301	532,093
Sprint Nextel Corp.*	617,832	1,445,727

		6,840,190

Total Common Stocks (cost $2,413,882,371)		2,346,435,087

Preferred Stock 0.0%†
Specialty Retail 0.0%†
Orchard Supply Hardware Stores Corp., Series A* (c)	374	1,405

Total Preferred Stock (cost $43,902)		1,405

Mutual Fund 1.4%
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (d)	33,728,288	33,728,288

Total Mutual Fund (cost $33,728,288)		33,728,288

Repurchase Agreement 0.3%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/11, due 01/03/12, repurchase price $6,564,141, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $6,695,416. (e)	$6,564,119	$6,564,119

Total Repurchase Agreement (cost $6,564,119)		6,564,119

Total Investments (cost $2,454,218,680) (f) — 100.4%		2,386,728,899

Liabilities in excess of other assets — (0.4%)		(8,616,377)

NET ASSETS — 100.0%		$2,378,112,522

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $6,327,954.

18	Annual Report 2011

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Fair Valued Security.

(d)	Represents 7-day effective yield as of December 31, 2011.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $6,564,119.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At December 31, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
588	E-Mini S&P 500	03/16/12	$36,826,440	$243,363

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Statement of Assets and Liabilities

December 31, 2011

NVIT S&P 500 Index Fund
Assets:
Investments, at value* (cost $2,447,654,561)	$2,380,164,780
Repurchase agreement, at value and cost	6,564,119

Total Investments	2,386,728,899

Cash	8,490
Dividends receivable	3,606,544
Security lending income receivable	10,160
Receivable for investments sold	371,528
Receivable for capital shares issued	1,153,030
Prepaid expenses	5,679

Total Assets	2,391,884,330

Liabilities:
Payable for capital shares redeemed	6,497,960
Payable for variation margin on futures contracts	138,728
Payable upon return of securities loaned (Note 2)	6,564,119
Accrued expenses and other payables:
Investment advisory fees	251,222
Fund administration fees	59,844
Administrative servicing fees	22,667
Accounting and transfer agent fees	10,898
Trustee fees	19,460
Custodian fees	13,488
Compliance program costs (Note 3)	2,331
Professional fees	22,277
Printing fees	13,650
Other	155,164

Total Liabilities	13,771,808

Net Assets	$2,378,112,522

Represented by:
Capital	$2,637,861,586
Accumulated undistributed net investment income	2,697,867
Accumulated net realized losses from investment and futures transactions	(195,200,513)
Net unrealized appreciation/(depreciation) from investments	(67,489,781)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	243,363

Net Assets	$2,378,112,522

Net Assets:
Class IV Shares	$143,233,498
Class Y Shares	2,234,879,024

Total	$2,378,112,522

Shares Outstanding (unlimited number of shares authorized):
Class IV Shares	16,387,089
Class Y Shares	255,819,677

Total	272,206,766

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class IV Shares	$8.74
Class Y Shares	$8.74

*	Includes value of securities on loan of $6,327,954 (Note 2).

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$50,022,896
Income from securities lending (Note 2)	185,912
Other income	3,986

Total Income	50,212,794

EXPENSES:
Investment advisory fees	3,077,084
Fund administration fees	714,781
Administrative servicing fees Class IV Shares	151,660
Professional fees	95,293
Printing fees	11,480
Trustee fees	83,883
Custodian fees	95,222
Accounting and transfer agent fees	454
Compliance program costs (Note 3)	9,557
Miscellaneous	270,410
Other	28,656

Total expenses before earnings credit and fees waived	4,538,480

Earnings credit (Note 4)	(140)
Investment advisory fees waived (Note 3)	(103,966)

Net Expenses	4,434,374

NET INVESTMENT INCOME	45,778,420

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(34,793,421)
Net realized gains from futures transactions (Note 2)	4,457,584

Net realized losses from investment and futures transactions	(30,335,837)

Net change in unrealized appreciation/(depreciation) from investments	38,588,531
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(1,319,720)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	37,268,811

Net realized/unrealized gains from investments and futures transactions	6,932,974

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,711,394

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$45,778,420	$40,102,723
Net realized losses from investment and futures transactions	(30,335,837)	(10,479,552)
Net change in unrealized appreciation from investments and futures contracts	37,268,811	283,506,458

Change in net assets resulting from operations	52,711,394	313,129,629

Distributions to Shareholders From:
Net investment income:
Class IV	(2,580,027)	(2,648,596)
Class Y	(42,054,519)	(37,120,912)

Change in net assets from shareholder distributions	(44,634,546)	(39,769,508)

Change in net assets from capital transactions	(62,134,790)	77,342,703

Change in net assets	(54,057,942)	350,702,824

Net Assets:
Beginning of year	2,432,170,464	2,081,467,640

End of year	$2,378,112,522	$2,432,170,464

Accumulated undistributed net investment income at end of year	$2,697,867	$1,858,604

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	$3,398,630	$4,943,626
Dividends reinvested	2,580,027	2,648,596
Cost of shares redeemed	(21,766,173)	(26,482,579)

Total Class IV	(15,787,516)	(18,890,357)

Class Y Shares
Proceeds from shares issued	335,208,985	226,627,252
Dividends reinvested	42,054,519	37,120,912
Cost of shares redeemed	(423,610,778)	(167,515,104)

Total Class Y	(46,347,274)	96,233,060

Change in net assets from capital transactions	$(62,134,790)	$77,342,703

SHARE TRANSACTIONS:
Class IV Shares
Issued	387,353	624,060
Reinvested	294,575	326,859
Redeemed	(2,450,461)	(3,345,945)

Total Class IV Shares	(1,768,533)	(2,395,026)

Class Y Shares
Issued	38,563,837	28,556,633
Reinvested	4,802,015	4,578,656
Redeemed	(47,771,685)	(21,129,962)

Total Class Y Shares	(4,405,833)	12,005,327

Total change in shares	(6,174,366)	9,610,301

The accompanying notes are an integral part of these financial statements.

22	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class IV Shares
Year Ended December 31, 2011(c)	$8.74	0.16	(0.01)	0.15	(0.15)	(0.15)	$8.74	1.75%	$143,233,498	0.28%	1.78%	0.28%	6.23%
Year Ended December 31, 2010(c)	$7.75	0.14	0.99	1.13	(0.14)	(0.14)	$8.74	14.73%	$158,693,476	0.29%	1.78%	0.29%	4.46%
Year Ended December 31, 2009(c)	$6.28	0.15	1.47	1.62	(0.15)	(0.15)	$7.75	26.22%	$159,219,298	0.33%	2.30%	0.33%	11.47%
Year Ended December 31, 2008	$10.22	0.17	(3.95)	(3.78)	(0.16)	(0.16)	$6.28	(37.29)%	$144,568,725	0.34%	1.99%	0.34%	5.47%
Year Ended December 31, 2007	$9.88	0.19	0.32	0.51	(0.17)	(0.17)	$10.22	5.11%	$255,677,256	0.32%	1.77%	0.32%	4.93%

Class Y Shares
Year Ended December 31, 2011(c)	$8.74	0.17	(0.01)	0.16	(0.16)	(0.16)	$8.74	1.86%	$2,234,879,024	0.18%	1.88%	0.18%	6.23%
Year Ended December 31, 2010(c)	$7.74	0.15	1.00	1.15	(0.15)	(0.15)	$8.74	14.99%	$2,273,476,988	0.19%	1.88%	0.19%	4.46%
Year Ended December 31, 2009(c)	$6.28	0.16	1.46	1.62	(0.16)	(0.16)	$7.74	26.19%	$1,922,248,342	0.22%	2.40%	0.22%	11.47%
Year Ended December 31, 2008	$10.21	0.18	(3.94)	(3.76)	(0.17)	(0.17)	$6.28	(37.15)%	$1,477,720,654	0.22%	2.12%	0.22%	5.47%
Year Ended December 31, 2007	$9.88	0.18	0.33	0.51	(0.18)	(0.18)	$10.21	5.13%	$2,217,327,968	0.20%	1.87%	0.20%	4.93%

(a)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	23

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U. S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

24	Annual Report 2011

Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011.

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,346,435,087	$—	$—	$2,346,435,087
Futures Contracts	243,363	—	—	243,363
Mutual Fund	33,728,288	—	—	33,728,288
Preferred Stock	—	1,405	—	1,405
Repurchase Agreement	—	6,564,119	—	6,564,119
Total	$2,380,406,738	$6,565,524	$—	$2,386,972,262
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$243,363
Total		$243,363
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$4,457,584
Total	$4,457,584

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$(1,319,720)
Total	$(1,319,720)

26	Annual Report 2011

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(c)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$6,327,954	$6,546,119

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to capital loss carryforwards. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

28	Annual Report 2011

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.13%
$1.5 billion up to $3 billion	0.12%
$3 billion and more	0.11%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.23% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the fund, are:

Fiscal Year 2009 Amount	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$49,888	$—	$—	$49,888

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	29

Notes to Financial Statements (Continued)

December 31, 2011

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $103,966, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFA has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $9,557.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2011, NFS received $151,660 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25% . Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

30	Annual Report 2011

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $150,701,707 and sales of $181,266,423 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified

2011 Annual Report	31

Notes to Financial Statements (Continued)

December 31, 2011

in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$44,634,546	$—	$44,634,546	$—	$44,634,546

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$39,769,508	$—	$39,769,508	$—	$39,769,508

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$2,697,867	$—	$2,697,867	$—	$(144,966,860)	$(117,480,071)	$(259,749,064)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,504,208,970	$367,124,682	$(484,604,753)	$(117,480,071)

32	Annual Report 2011

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following two tables represent capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$45,797,445	2016
$48,307,124	2017
$17,582,170	2018

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carry forwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as the successor of a merged fund.

Acquired Fund	Amount	Expires
Market Street Equity 500 Index Fund	$3,471,330	2012
Market Street Equity 500 Index Fund	$5,765,025	2013

During the year ended December 31, 2011, the Fund had $6,803,394 in capital loss carryforwards that expired, and are no longer eligible to offset future capital gains, if any.

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$24,043,766

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

2011 Annual Report	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT S&P 500 Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

34	Annual Report 2011

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100.00%.

2011 Annual Report	35

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

36	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	37

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

38	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	39

NVIT Short Term Bond Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

17	Statement of Assets and Liabilities

18	Statement of Operations

19	Statements of Changes in Net Assets

21	Financial Highlights

22	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm

30	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-STB (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify the best of the best in managing investments in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund is subject to interest rate risk.

The Fund is subject to credit and liquidity risks associated with the underlying bonds owned by the Fund. The Fund also is subject to prepayment and call risk, extension risk, and mortgage- and asset-backed securities risk to varying degrees.

The Fund’s value is not guaranteed by the U.S. government or any government agency.

The Fund is subject to risks associated with investing in high-yield bonds.

The Fund is subject to portfolio turnover risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index comprising publicly issued medium and larger issues of U.S. government, investment-grade corporate, and international dollar-denominated bonds with a maturity of between one and three years.

4	Annual Report 2011

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

2011 Annual Report	5

Important Disclosures (Continued)

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Asset Management, LLC. Nationwide Asset Management, LLC is a wholly owned subsidiary of Nationwide Mutual Insurance Company. Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company are wholly owned by Nationwide Corporation.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Asset Management, LLC. Nationwide Asset Management, LLC is a wholly owned subsidiary of Nationwide Mutual Insurance Company. Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company are wholly owned by Nationwide Corporation.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Short Term Bond Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Short Term Bond Fund (Class II at NAV) returned 1.30% versus 1.59% for its benchmark, the Barclays Capital (BARCAP) U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Short-Intermediate Investment Grade Debt Funds (consisting of 45 funds as of December 31, 2011) was 1.40% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund benefited from an overweight position in investment-grade corporate bonds and out-of-benchmark positions in commercial mortgage-backed securities (CMBS) and collateralized mortgage-backed obligations (CMBO)/mortgage-backed securities (MBS). In addition, the Fund’s average maturity was typically longer than the benchmark’s average maturity throughout the reporting period, which contributed to relative Fund performance.

What areas of investment detracted from Fund performance?

The Fund’s cash holdings and underweight positions in U.S. Treasury bonds and U.S. government Agency securities detracted from relative Fund performance during the reporting period due to low interest rates.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary S. Davis, CFA

2011 Annual Report	7

Fund Performance	NVIT Short Term Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	1.45%	2.93%
Class II	1.30%	2.65%
Class Y	1.70%	3.04%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2008.

Expense Ratios

Expense Ratio*
Class I	0.58%
Class II	0.83%
Class Y	0.43%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Short Term Bond Fund since inception versus performance of the Barclays Capital (BARCAP) U.S. 1-3 Year Government Credit Bond Index(a) and the Consumer Price Index (CPI)(b) since 4/1/08. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The BARCAP U.S. 1-3 Year Government/Credit Bond Index is an unmanaged index comprising publicly issued medium and larger issues of U.S. government, investment-grade corporate, and international dollar-denominated bonds with a maturity of between one and three years.
(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Short Term Bond Fund			Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual		1,000.00	1,002.50	2.78	0.55
	Hypothetical	[b]	1,000.00	1,022.42	2.80	0.55
Class II Shares	Actual		1,000.00	1,002.10	4.04	0.80
	Hypothetical	[b]	1,000.00	1,021.16	4.08	0.80
Class Y Shares	Actual		1,000.00	1,003.20	2.02	0.40
	Hypothetical	[b]	1,000.00	1,023.18	2.04	0.40

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Short Term Bond Fund
December 31, 2011

Asset Allocation
Corporate Bonds	50.4%
U.S. Government Sponsored & Agency Obligations	20.4%
Commercial Mortgage Backed Securities	8.8%
Collateralized Mortgage Obligations	8.8%
U.S. Treasury Notes	3.7%
Yankee Dollars	3.2%
Mutual Fund	1.9%
U.S. Government Mortgage Backed Agencies	1.3%
Municipal Bond	0.8%
Asset-Backed Security†	0.0%
Other assets in excess of liabilities	0.7%

100.0%

Top Industries ††
Diversified Financial Services	7.3%
Commercial Banks	7.0%
Metals & Mining	5.6%
Energy Equipment & Services	2.9%
Thrifts & Mortgage Finance	2.7%
Insurance	2.5%
Tobacco	1.9%
Automobiles	1.7%
Health Care Providers & Services	1.7%
Multi-Utilities	1.5%
Other Industries	65.2%

100.0%

Top Holdings ††
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	5.7%
Federal Home Loan Mortgage Corp., 0.75%, 12/28/12	4.5%
U.S. Treasury Notes, 0.25%, 11/30/13	3.2%
Pooled Funding Trust I, 2.74%, 02/15/12	2.9%
Freddie Mac REMICS, 3.50%, 03/15/26	2.0%
Fidelity Institutional Money Market Fund—Institutional Class	1.9%
Pooled Funding Trust II, 2.63%, 03/30/12	1.8%
Federal Home Loan Mortgage Corp., 2.18%, 02/19/14	1.4%
Freddie Mac REMICS, 4.00%, 05/15/24	1.4%
Federal Home Loan Bank, 1.75%, 03/08/13	1.4%
Other Holdings	73.8%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Short Term Bond Fund

Asset-Backed Security 0.0%†

	Principal Amount	Market Value

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2,
0.54%, 09/25/25 (a)	$270,769	$269,895

Total Asset-Backed Security (cost $265,208)		269,895

Collateralized Mortgage Obligations 8.8%
Ameritech Capital Funding Corp.,
9.10%, 06/01/16	8,723,200	10,334,706
Fannie Mae REMICS, Series 2010-135, Class FP,
0.69%, 12/25/40 (a)	13,436,724	13,403,896
Freddie Mac REMICS Series 3640, Class EL,
4.00%, 03/15/20	3,262,399	3,424,908
Series 3728, Class EA,
3.50%, 09/15/20	3,747,298	3,865,716
Series 3563, Class BA,
4.00%, 06/15/22	1,534,054	1,570,271
Series 3609, Class JA,
4.00%, 06/15/23	10,502,757	10,881,985
Series 3614, Class QA,
4.00%, 05/15/24	14,617,867	15,306,986
Series 3827, Class UA,
3.50%, 03/15/26	21,244,329	21,752,154
Series 3616, Class PA,
4.50%, 11/15/39	2,972,146	3,173,135
Government National Mortgage Association
Series 2009-22, Class AG,
4.00%, 10/16/32	3,343,315	3,440,921
Series 2010-29, Class BA,
4.50%, 04/20/36	2,856,179	3,007,218
GSAA Trust, Series 2004-NC1, Class AF6,
4.76%, 11/25/33 (b)	823,390	827,414
Residential Accredit Loans, Inc.,
Series 2003-QS20, Class CB,
5.00%, 11/25/18	4,748,385	4,886,003

Total Collateralized Mortgage Obligations (cost $95,620,496)		95,875,313

Commercial Mortgage Backed Securities 8.8%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.19%, 09/10/47 (a)	10,015,000	11,076,480
Bear Stearns Commercial Mortgage Securities
Series 2003-PWR2, Class A4,
5.19%, 05/11/39 (a)	4,225,000	4,424,057

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Series 2004-T16, Class A6,
4.75%, 02/13/46 (a)	$9,735,000	$10,407,815
Series 2005-T18, Class A3,
4.77%, 02/13/42 (a)	42,518	42,478
Series 2005-T18, Class A4,
4.93%, 02/13/42 (a)	4,000,000	4,338,220
Series 2006-PW12, Class A4,
5.72%, 09/11/38 (a)	1,730,000	1,929,748
Series 2006-T22, Class AAB,
5.53%, 04/12/38 (a)	429,066	447,937
Series 2007-T28, Class A2,
5.59%, 09/11/42	900,000	913,684
DBUBS Mortgage Trust, Series 2011- LC1A, Class A1
3.74%, 11/10/46 (c)	4,913,264	5,145,971
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3
4.58%, 06/10/48	600,000	609,984
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.40%, 08/10/38 (a)	9,217,000	9,869,296
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A,
4.68%, 07/15/42	8,271,409	8,410,038
Series 2006-LDP6, Class ASB,
5.49%, 04/15/43 (a)	806,673	852,342
Series 2006-LDP7, Class ASB,
5.87%, 04/15/45 (a)	1,840,719	1,957,132
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3,
5.17%, 06/15/29 (a)	449,160	457,704
Series 2005-C2, Class A3,
4.91%, 04/15/30	280,910	281,265
Series 2005-C3, Class A3,
4.65%, 07/15/30	1,194,511	1,199,738
Series 2007-C6, Class A2,
5.85%, 07/15/40	719,493	728,089
Merrill Lynch Mortgage Trust,
Series 2005-MCP1, Class A4
4.75%, 06/12/43 (a)	10,026,000	10,842,066
Morgan Stanley Capital I
Series 2004-IQ8, Class A5,
5.11%, 06/15/40 (a)	7,015,000	7,493,184
Series 2004-T13, Class A4,
4.66%, 09/13/45	1,000,000	1,047,538
Series 2005-HQ5, Class A4,
5.17%, 01/14/42	725,000	783,634
Series 2005-IQ9, Class A3,
4.54%, 07/15/56	646,218	655,202
Series 2005-T19, Class A3,
4.83%, 06/12/47	208,678	208,576
Series 2005-T19, Class AAB,
4.85%, 06/12/47	121,436	124,901

12	Annual Report 2011

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Series 2006-HQ9, Class A3,
5.71%, 07/12/44	$3,270,000	$3,341,829
Series 2008-T29, Class A3,
6.28%, 01/11/43 (a)	137,000	147,265
Series 2011-C1, Class A2,
3.88%, 09/15/47 (c)	5,000,000	5,254,130
Morgan Stanley Dean Witter Capital I,
Series 2003-TOP9, Class A2
4.74%, 11/13/36	3,278,054	3,347,014

Total Commercial Mortgage Backed Securities (cost $96,522,612)		96,337,317

Corporate Bonds 50.4%
Aerospace & Defense 0.9%
L-3 Communications Corp.,
3.95%, 11/15/16	10,000,000	10,093,230

Airlines 0.8%
Continental Airlines 2006-1, Pass Through Trust,
Series 2006-1, Class G, 0.88%, 06/02/13 (a)	9,486,575	8,917,381

Automobiles 1.7%
Daimler Finance North America LLC,
1.74%, 09/13/13 (a)(c)	10,000,000	9,871,500
Harley-Davidson Financial Services, Inc.,
3.88%, 03/15/16 (c)	8,000,000	8,287,296

		18,158,796

Beverages 0.1%
SABMiller PLC,
5.70%, 01/15/14 (c)	750,000	813,360

Biotechnology 0.9%
Amgen, Inc.,
1.88%, 11/15/14	10,000,000	10,129,430

Capital Markets 0.8%
Morgan Stanley
4.75%, 04/01/14	8,000,000	7,880,696
3.80%, 04/29/16	1,000,000	921,314

		8,802,010

Chemicals 1.0%
Cytec Industries, Inc.,
6.00%, 10/01/15	10,000,000	10,928,460

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks 6.9%
Branch Banking & Trust Co.,
0.86%, 09/13/16 (a)	$10,000,000	$9,008,860
CoBank,
1.15%, 06/15/22 (a)(c)	4,000,000	3,003,580
HSBC Bank USA NA,
4.63%, 04/01/14	8,000,000	8,174,328
ING Bank NV
1.94%, 06/09/14 (a)(c)	5,000,000	4,788,955
5.13%, 05/01/15 (c)	6,495,000	6,308,697
JPMorgan Chase Bank NA,
0.87%, 06/13/16 (a)	5,000,000	4,474,840
National City Bank,
0.90%, 12/15/16 (a)	10,432,000	9,619,869
Nordea Bank AB,
2.13%, 01/14/14 (c)	7,000,000	6,865,215
Standard Chartered PLC
3.85%, 04/27/15 (c)	7,000,000	7,045,241
3.20%, 05/12/16 (c)	4,000,000	3,914,116
SunTrust Bank,
0.80%, 08/24/15 (a)	5,000,000	4,641,110
Svenska Handelsbanken AB,
2.88%, 09/14/12 (c)	2,750,000	2,776,007
Wachovia Corp.,
0.77%, 10/28/15 (a)	5,000,000	4,547,415

		75,168,233

Computers & Peripherals 0.9%
Hewlett-Packard Co.,
2.35%, 03/15/15	10,000,000	9,951,580

Consumer Finance 1.2%
American Honda Finance Corp.
6.70%, 10/01/13 (c)	1,000,000	1,078,921
2.50%, 09/21/15 (c)	4,200,000	4,273,534
Toyota Motor Credit Corp.,
3.20%, 06/17/15	7,035,000	7,399,525

		12,751,980

Diversified Financial Services 7.2%
American Honda Finance Corp.,
2.60%, 09/20/16 (c)	7,000,000	7,031,409
Bank of America Corp.,
4.75%, 08/15/13	6,000,000	5,971,116
Bear Stearns Cos LLC (The),
6.95%, 08/10/12	867,000	899,103
Caterpillar Financial Services Corp.,
1.13%, 12/15/14	10,000,000	10,012,430
Citigroup, Inc.
6.50%, 08/19/13	3,000,000	3,122,889
6.00%, 12/13/13	6,000,000	6,208,554
ERAC USA Finance LLC,
2.25%, 01/10/14 (c)	7,000,000	6,970,964

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
FMR LLC,
4.75%, 03/01/13 (c)	$3,375,000	$3,460,634
General Electric Capital Corp.
Series MTNA, 0.81%, 09/15/14 (a)	4,500,000	4,316,949
0.78%, 01/08/16 (a)	5,000,000	4,630,525
3.35%, 10/17/16	5,000,000	5,206,995
Harley-Davidson Funding Corp.,
5.75%, 12/15/14 (c)	3,385,000	3,654,378
JPMorgan Chase & Co.,
5.25%, 05/01/15	7,000,000	7,413,049
USAA Capital Corp.
1.05%, 09/30/14 (c)	5,000,000	4,984,920
2.25%, 12/13/16 (c)	5,000,000	5,024,525

		78,908,440

Diversified Telecommunication Services 0.3%
Verizon New England, Inc.,
Series C, 4.75%, 10/01/13	3,495,000	3,670,851

Electric Utilities 1.3%
PSEG Power LLC,
2.75%, 09/15/16	7,000,000	7,034,286
Trans-Allegheny Interstate Line Co.,
4.00%, 01/15/15 (c)	7,000,000	7,296,660

		14,330,946

Energy Equipment & Services 1.3%
Ensco PLC,
3.25%, 03/15/16	10,000,000	10,201,450
Transocean, Inc.,
5.05%, 12/15/16	4,000,000	4,084,296

		14,285,746

Food & Staples Retailing 1.1%
Safeway, Inc.
6.25%, 03/15/14	6,525,000	7,186,570
6.35%, 08/15/17	3,924,000	4,449,137

		11,635,707

Gas Utilities 0.7%
Sempra Energy,
1.31%, 03/15/14 (a)	8,000,000	7,967,680

Health Care Equipment & Supplies 0.2%
Covidien International Finance SA,
5.45%, 10/15/12	1,800,000	1,862,815

Health Care Providers & Services 1.7%
Express Scripts, Inc.,
3.13%, 05/15/16	10,000,000	10,055,430
Quest Diagnostics, Inc.,
1.42%, 03/24/14 (a)	8,000,000	8,040,736

		18,096,166

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates 0.8%
Tyco Electronics Group SA,
5.95%, 01/15/14	$5,065,000	$5,397,198
Tyco International Finance SA,
6.00%, 11/15/13	2,750,000	2,979,166

		8,376,364

Insurance 2.5%
Berkshire Hathaway, Inc.,
Series FRN, 1.16%, 08/15/14 (a)	10,000,000	10,022,390
MetLife, Inc.
5.00%, 06/15/15	2,000,000	2,178,786
6.75%, 06/01/16	2,000,000	2,304,076
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	780,595
Prudential Financial, Inc.
2.75%, 01/14/13	7,000,000	7,060,312
5.15%, 01/15/13	5,000,000	5,176,480

		27,522,639

Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.,
5.00%, 06/01/15	8,000,000	8,902,008

Media 1.4%
Comcast Cable Communications Holdings, Inc.,
8.38%, 03/15/13	547,000	594,870
Cox Communications, Inc.,
7.25%, 11/15/15	6,770,000	7,958,582
Time Warner Cable, Inc.,
8.25%, 02/14/14	750,000	845,367
Time Warner, Inc.,
3.15%, 07/15/15	5,250,000	5,460,630

		14,859,449

Metals & Mining 4.3%
Anglo American Capital PLC,
9.38%, 04/08/14 (c)	8,300,000	9,474,790
ArcelorMittal
9.00%, 02/15/15	3,000,000	3,316,758
3.75%, 03/01/16	5,030,000	4,774,919
Barrick International Barbados Corp.,
5.75%, 10/15/16 (c)	8,000,000	9,169,016
Kinross Gold Corp.,
3.63%, 09/01/16 (c)	10,000,000	9,742,840
Xstrata Canada Financial Corp.
2.85%, 11/10/14 (c)	5,000,000	5,025,535
3.60%, 01/15/17 (c)	5,000,000	5,041,205

		46,545,063

14	Annual Report 2011

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities 1.4%
DTE Energy Co.
1.23%, 06/03/13 (a)	$10,000,000	$9,989,770
7.63%, 05/15/14	5,000,000	5,681,915

		15,671,685

Office Electronics 1.2%
Xerox Corp.
1.28%, 05/16/14 (a)	7,500,000	7,389,862
6.40%, 03/15/16	5,500,000	6,154,148

		13,544,010

Oil, Gas & Consumable Fuels 2.3%
BG Energy Capital PLC,
2.88%, 10/15/16 (c)	5,000,000	5,109,280
BP Capital Markets PLC,
3.20%, 03/11/16	10,000,000	10,480,220
Energy Transfer Partners LP
6.00%, 07/01/13	6,000,000	6,316,350
8.50%, 04/15/14	2,000,000	2,242,366
Sunoco Logistics Partners Operations LP,
8.75%, 02/15/14	365,000	407,968

		24,556,184

Real Estate Investment Trusts (REITs) 1.0%
CommonWealth REIT,
6.40%, 02/15/15	5,000,000	5,291,025
UDR, Inc.,
5.25%, 01/15/15	5,000,000	5,318,170

		10,609,195

Road & Rail 1.0%
Federal Express Corp. 1993 Pass Through Trust
Series B2, 7.63%, 01/01/15	4,366,061	4,648,705
Series A2, 8.76%, 05/22/15	3,200,378	3,536,418
Series C2, 7.96%, 03/28/17	1,448,255	1,629,287
Federal Express Corp. 1998 Pass Through Trust,
Series 981A, 6.72%, 01/15/22	786,399	929,917

		10,744,327

Thrifts & Mortgage Finance 2.7%
Federal Agricultural Mortgage Corp.,
1.25%, 12/06/13	5,000,000	5,070,810
Santander Holdings USA, Inc.,
4.63%, 04/19/16	9,000,000	8,642,781
U.S. Central Federal Credit Union,
1.90%, 10/19/12	15,000,000	15,209,265

		28,922,856

Corporate Bonds (continued)

	Principal Amount	Market Value

Tobacco 1.9%
Lorillard Tobacco Co.,
3.50%, 08/04/16	$7,700,000	$7,788,419
Reynolds American, Inc.
7.25%, 06/01/13	8,000,000	8,580,056
7.30%, 07/15/15	814,000	920,560
7.63%, 06/01/16	3,000,000	3,577,305

		20,866,340

Wireless Telecommunication Services 0.1%
Cellco Partnership/Verizon Wireless Capital LLC,
7.38%, 11/15/13	1,000,000	1,113,440

Total Corporate Bonds (cost $550,614,161)		548,706,371

Municipal Bond 0.8%
Illinois 0.8%
State of Illinois,
Series 2011, 4.51%, 03/01/15	8,000,000	8,307,280

Total Municipal Bond (cost $8,000,000)		8,307,280

U.S. Government Mortgage Backed Agencies 1.3%
Fannie Mae Pool
Pool# 747271 2.64%, 07/01/34 (a)	3,245,182	3,441,063
Pool# 886345 6.28%, 08/01/36 (a)	1,543,330	1,680,340
Pool# 893776 5.97%, 09/01/36 (a)	1,637,792	1,775,367
Pool# 949691 6.02%, 09/01/37 (a)	1,924,029	2,085,812
Freddie Mac Non Gold Pool
Pool# 1Q0648 5.22%, 06/01/37 (a)	3,733,588	3,950,272
Pool# 1B3601 2.78%, 10/01/37 (a)	797,422	843,054

Total U.S. Government Mortgage Backed Agencies (cost $13,381,266)		13,775,908

U.S. Government Sponsored & Agency Obligations 20.4%
Federal Home Loan Bank
1.75%, 03/08/13	15,000,000	15,237,540
3.13%, 12/13/13	5,000,000	5,239,520
2.38%, 03/14/14	5,000,000	5,204,705

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Short Term Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp.
0.75%, 12/28/12	$48,000,000	$48,245,904
0.50%, 10/15/13	15,000,000	14,977,530
2.18%, 02/19/14	15,000,000	15,527,505
1.00%, 08/20/14	61,000,000	61,385,642
New Valley Generation II Pass Through Trust
5.57%, 05/01/20	5,008,524	5,712,722
Pooled Funding Trust I
2.74%, 02/15/12 (c)	31,000,000	31,083,452
Pooled Funding Trust II
2.63%, 03/30/12 (c)	20,000,000	20,103,820

Total U.S. Government Sponsored & Agency Obligations (cost $221,862,129)		222,718,340

U.S. Treasury Notes 3.7%
U.S. Treasury Notes
1.38%, 09/15/12	5,000,000	5,043,945
0.25%, 11/30/13	35,000,000	35,004,095

Total U.S. Treasury Notes (cost $39,991,784)		40,048,040

Yankee Dollars 3.2%
Energy Equipment & Services 1.6%
Noble Holding International Ltd.,
3.45%, 08/01/15	4,000,000	4,161,428
Weatherford International Ltd.
5.15%, 03/15/13	4,000,000	4,159,564
4.95%, 10/15/13	1,000,000	1,050,776
5.50%, 02/15/16	7,000,000	7,698,488

		17,070,256

Metals & Mining 1.2%
Teck Resources Ltd.,
5.38%, 10/01/15	8,820,000	9,608,614
Xstrata Canada Corp.,
6.00%, 10/15/15	3,650,000	3,931,656

		13,540,270

Pharmaceuticals 0.4%
Teva Pharmaceutical Finance III BV,
1.07%, 03/21/14 (a)	4,300,000	4,275,025

Total Yankee Dollars (cost $34,801,810)		34,885,551

Mutual Fund 1.9%

	Shares	Market Value

Money Market Fund 1.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (d)	20,377,769	$20,377,769

Total Mutual Fund (cost $20,377,769)		20,377,769

Total Investments (cost $1,081,437,235) (e) — 99.3%		1,081,301,784

Other assets in excess of liabilities — 0.7%		7,351,323

NET ASSETS — 100.0%		$1,088,653,107

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2011. The maturity date represents the actual maturity date.

(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2011.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $202,599,951 which represents 18.61% of net assets.

(d)	Represents 7-day effective yield as of December 31, 2011.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1% .

AB	Stock Company

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Assets and Liabilities

December 31, 2011

NVIT Short Term Bond Fund
Assets:
Investments, at value (cost $1,081,437,235)	$1,081,301,784
Interest and dividends receivable	7,005,065
Receivable for investments sold	45,905
Receivable for capital shares issued	1,285,324
Prepaid expenses	1,999

Total Assets	1,089,640,077

Liabilities:
Payable for capital shares redeemed	573,127
Accrued expenses and other payables:
Investment advisory fees	310,883
Fund administration fees	28,640
Distribution fees	19,386
Administrative servicing fees	8,849
Accounting and transfer agent fees	2,307
Trustee fees	6,764
Custodian fees	5,897
Compliance program costs (Note 3)	1,404
Professional fees	19,085
Printing fees	8,074
Other	2,554

Total Liabilities	986,970

Net Assets	$1,088,653,107

Represented by:
Capital	$1,087,594,114
Accumulated undistributed net investment income	1,362,565
Accumulated net realized losses from investment transactions	(168,121)
Net unrealized appreciation/(depreciation) from investments	(135,451)

Net Assets	$1,088,653,107

Net Assets:
Class I Shares	$5,436,533
Class II Shares	91,686,274
Class Y Shares	991,530,300

Total	$1,088,653,107

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	525,549
Class II Shares	8,894,709
Class Y Shares	95,961,708

Total	105,381,966

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.34
Class II Shares	$10.31
Class Y Shares	$10.33

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statement of Operations

For the Year Ended December 31, 2011

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$20,187,337
Dividend income	32,549
Other income	1,064

Total Income	20,220,950

EXPENSES:
Investment advisory fees	3,119,246
Fund administration fees	299,043
Distribution fees Class II Shares	244,791
Administrative servicing fees Class I Shares	8,203
Administrative servicing fees Class II Shares	146,875
Professional fees	57,386
Printing fees	6,666
Trustee fees	24,721
Custodian fees	34,852
Accounting and transfer agent fees	14,444
Compliance program costs (Note 3)	4,655
Other	27,120

Total expenses before earnings credit	3,988,002

Earnings credit (Note 4)	(598)

Net Expenses	3,987,404

NET INVESTMENT INCOME	16,233,546

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,869,882
Net change in unrealized appreciation/(depreciation) from investments	(4,728,613)

Net realized/unrealized losses from investments	(2,858,731)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,374,815

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$16,233,546	$8,139,295
Net realized gains from investment transactions	1,869,882	2,439,199
Net change in unrealized appreciation/(depreciation) from investments	(4,728,613)	368,363

Change in net assets resulting from operations	13,374,815	10,946,857

Distributions to Shareholders From:
Net investment income:
Class I	(98,875)	(66,001)
Class II	(1,552,812)	(1,366,296)
Class Y	(15,988,872)	(7,035,969)
Net realized gains:
Class I	–	(10,289)
Class II	–	(186,120)
Class Y	–	(1,170,715)

Change in net assets from shareholder distributions	(17,640,559)	(9,835,390)

Change in net assets from capital transactions	349,607,884	381,286,860

Change in net assets	345,342,140	382,398,327

Net Assets:
Beginning of year	743,310,967	360,912,640

End of year	$1,088,653,107	$743,310,967

Accumulated undistributed net investment income at end of year	$1,362,565	$731,575

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$380,509	$5,103,102
Dividends reinvested	98,875	76,290
Cost of shares redeemed	(592,414)	(201,401)

Total Class I	(113,030)	4,977,991

Class II Shares
Proceeds from shares issued	28,613,040	18,870,604
Dividends reinvested	1,552,812	1,552,416
Cost of shares redeemed	(38,194,224)	(27,839,104)

Total Class II	(8,028,372)	(7,416,084)

Class Y Shares
Proceeds from shares issued	368,621,658	386,273,216
Dividends reinvested	15,988,872	8,206,684
Cost of shares redeemed	(26,861,244)	(10,754,947)

Total Class Y	357,749,286	383,724,953

Change in net assets from capital transactions	$349,607,884	$381,286,860

2011 Annual Report	19

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
SHARE TRANSACTIONS:
Class I Shares
Issued	36,598	492,579
Reinvested	9,525	7,351
Redeemed	(56,900)	(19,350)

Total Class I Shares	(10,777)	480,580

Class II Shares
Issued	2,758,842	1,821,627
Reinvested	150,089	150,292
Redeemed	(3,687,090)	(2,689,011)

Total Class II Shares	(778,159)	(717,092)

Class Y Shares
Issued	35,475,360	37,065,104
Reinvested	1,542,196	792,653
Redeemed	(2,582,905)	(1,032,745)

Total Class Y Shares	34,434,651	36,825,012

Total change in shares	33,645,715	36,588,500

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

20	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$10.38	0.18	(0.03)	0.15	(0.19)	–	(0.19)	$10.34	1.45%		$5,436,533	0.55%	1.71%	0.55%	57.05%
Year Ended December 31, 2010(e)	$10.29	0.16	0.12	0.28	(0.17)	(0.02)	(0.19)	$10.38	2.68%		$5,565,250	0.57%	1.56%	0.57%	43.59%
Year Ended December 31, 2009(e)	$9.80	0.24	0.48	0.72	(0.20)	(0.03)	(0.23)	$10.29	7.39%		$573,625	0.59%	2.25%	0.59%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.22	(0.25)	(0.03)	(0.17)	–	(0.17)	$9.80	(0.34%	)	$9,967	0.50%	2.94%	0.53%	88.81%

Class II Shares
Year Ended December 31, 2011(e)	$10.34	0.15	(0.02)	0.13	(0.16)	–	(0.16)	$10.31	1.30%		$91,686,274	0.80%	1.46%	0.80%	57.05%
Year Ended December 31, 2010(e)	$10.25	0.14	0.11	0.25	(0.14)	(0.02)	(0.16)	$10.34	2.42%		$100,026,945	0.82%	1.33%	0.82%	43.59%
Year Ended December 31, 2009(e)	$9.77	0.21	0.48	0.69	(0.18)	(0.03)	(0.21)	$10.25	7.11%		$106,513,719	0.84%	1.95%	0.84%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.22	(0.29)	(0.07)	(0.16)	–	(0.16)	$9.77	(0.67%	)	$19,505,830	0.89%	2.92%	0.92%	88.81%

Class Y Shares
Year Ended December 31, 2011(e)	$10.36	0.19	(0.01)	0.18	(0.21)	–	(0.21)	$10.33	1.70%		$991,530,300	0.40%	1.87%	0.40%	57.05%
Year Ended December 31, 2010(e)	$10.28	0.18	0.10	0.28	(0.18)	(0.02)	(0.20)	$10.36	2.73%		$637,718,772	0.42%	1.72%	0.42%	43.59%
Year Ended December 31, 2009(e)	$9.79	0.26	0.47	0.73	(0.21)	(0.03)	(0.24)	$10.28	7.53%		$253,825,296	0.45%	2.46%	0.45%	101.24%
Period Ended December 31, 2008(e)(f)	$10.00	0.24	(0.27)	(0.03)	(0.18)	–	(0.18)	$9.79	(0.33%	)	$73,930,759	0.50%	3.10%	0.52%	88.81%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	21

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds and the NVIT Income Bond Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

22	Annual Report 2011

Eastern time). Shares of registered of open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations) provided by an independent pricing service, the use of which has been approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value, and are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$269,895	$—	$269,895
Collateralized Mortgage Obligations	—	95,875,313	—	95,875,313
Commercial Mortgage Backed Securities	—	96,337,317	—	96,337,317
Corporate Bonds	—	548,706,371	—	548,706,371
Municipal Bond	—	8,307,280	—	8,307,280
Mutual Fund	20,377,769	—	—	20,377,769
U.S. Government Mortgage Backed Agencies	—	13,775,908	—	13,775,908
U.S. Government Sponsored & Agency Obligations	—	222,718,340	—	222,718,340
U.S. Treasury Notes	—	40,048,040	—	40,048,040
Yankee Dollars	—	34,885,551	—	34,885,551
Total	$20,377,769	$1,060,924,015	$—	$1,081,301,784
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes,

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to paydown losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions relates to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

24	Annual Report 2011

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.35%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $810,440 for the year ended December 31, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $4,655.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $155,078 in Administrative Services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $858,436,954 and sales of $494,402,421 (excluding short-term securities).

For the year ended December 31, 2011, the Fund had purchases of $34,996,016 and sales of $100,077,930 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these

26	Annual Report 2011

arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$17,640,559	$—	$17,640,559	$—	$17,640,559

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,191,947	$643,443	$9,835,390	$—	$9,835,390

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings (Deficit)
$1,362,565	$—	$1,362,565	$—	$(168,121)	$(135,451)	$1,058,993

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,081,437,235	$7,207,362	$(7,342,813)	$(135,451)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any.

Loss Carryforward Character
Short Term	Long Term
$168,121	$—

Amount designated as “—” is zero or has been rounded to zero.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28	Annual Report 2011

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees and Shareholders of NVIT Short Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Short Term Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	29

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

30	Annual Report 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2011 Annual Report	33

NVIT Small Cap Index Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

34	Statement of Assets and Liabilities

35	Statement of Operations

36	Statements of Changes in Net Assets

37	Financial Highlights

38	Notes to Financial Statements

49	Report of Independent Registered Public Accounting Firm

50	Supplemental Information

51	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-SCX (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered -1.73%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered -4.18%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered -12.14%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered -18.42%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

The Fund seeks to match the performance of an index.

Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions.

Investments in the Fund are subject to stock market risk.

The Fund is subject to risks associated with investing in stocks of small companies.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade,

4	Annual Report 2011

U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please

2011 Annual Report	5

Important Disclosures (Continued)

keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of BlackRock Investment Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of BlackRock Investment Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Small Cap Index Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Small Cap Index Fund (Class Y at NAV) registered (4.15)% versus (4.18)% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 139 funds as of December 31, 2011) was (3.50)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

Three of the 10 sectors within the Fund’s benchmark, the Russell 2000 Index (the Index), reported positive returns during the reporting period. The strongest-performing sectors were utilities, which returned 16.64%; consumer staples, which returned 7.81%; and health care, which returned 2.09% for the reporting period.

What areas of investment detracted from Fund performance?

Seven of the 10 sectors within the Index posted negative performance during the reporting period. The weakest-performing sectors were materials, which registered (12.22)%; energy, which registered (8.11)%; and consumer discretionary, which registered (7.13)% for the reporting period.

What was the impact of investments in derivatives on Fund performance?

The Fund holds U.S. Commodity Futures Trading Commission (CFTC) approved futures contracts that are used solely to invest the Fund’s cash flows, ensuring that the Fund remains fully invested. These derivatives are not used in any speculative or arbitrage capacity. These derivatives had minimal impact on Fund performance, given the dollar amount of derivatives relative to the Fund’s net assets.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA; Edward Corallo; Jennifer Hsui, CFA; and Creighton Jue, CFA

2011 Annual Report	7

Fund Performance	NVIT Small Cap Index Fund

Average Annual Total Return[1]
(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class Y	(4.15)%	(0.94)%

1	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

2	Since inception date of April 13, 2007.

Expense Ratios

Expense Ratio*
Class Y	0.29%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Small Cap Index Fund since inception versus performance of the Russell 2000® Index(a) and the Consumer Price Index (CPI)(b) since 5/1/07. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 2000® Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the smallest 2,000 U.S. companies in the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Small Cap Index Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class Y Shares	Actual	1,000.00	901.30	1.20	0.25
	Hypothetical[b]	1,000.00	1,023.95	1.28	0.25

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	NVIT Small Cap Index Fund
December 31, 2011

Asset Allocation
Common Stocks	97.7%
Repurchase Agreement	8.2%
Mutual Fund	2.1%
Warrant†	0.0%
Liabilities in excess of other assets	(8.0%)

100.0%

Top Industries ††
Real Estate Investment Trusts (REITs)	8.0%
Commercial Banks	5.7%
Oil, Gas & Consumable Fuels	4.2%
Software	4.0%
Biotechnology	3.4%
Semiconductors & Semiconductor Equipment	3.3%
Specialty Retail	3.2%
Machinery	2.9%
Health Care Providers & Services	2.8%
Health Care Equipment & Supplies	2.8%
Other Industries*	59.7%

100.0%

Top Holdings ††
Fidelity Institutional Money Market Fund—Institutional Class	2.0%
Healthspring, Inc.	0.3%
Netlogic Microsystems, Inc.	0.3%
SuccessFactors, Inc.	0.3%
Clean Harbors, Inc.	0.3%
World Fuel Services Corp.	0.3%
Jack Henry & Associates, Inc.	0.2%
American Campus Communities, Inc.	0.2%
Salix Pharmaceuticals Ltd.	0.2%
Onyx Pharmaceuticals, Inc.	0.2%
Other Holdings*	95.7%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Small Cap Index Fund

Common Stocks 97.7%

	Shares	Market Value

Aerospace & Defense 1.9%
AAR Corp.	14,023	$268,821
Aerovironment, Inc.*	5,956	187,435
American Science & Engineering, Inc.	3,201	218,020
Astronics Corp.*	3,620	129,632
Ceradyne, Inc.*	8,785	235,262
Cubic Corp.	5,572	242,884
Curtiss-Wright Corp.	16,374	578,493
DigitalGlobe, Inc.*	12,437	212,797
Ducommun, Inc.	3,635	46,346
Esterline Technologies Corp.*	10,747	601,510
GenCorp, Inc.*	20,722	110,241
GeoEye, Inc.*	7,810	173,538
HEICO Corp. (a)	14,711	860,299
Hexcel Corp.*	34,542	836,262
KEYW Holding Corp. (The)* (a)	6,418	47,493
Kratos Defense & Security Solutions, Inc.*	11,657	69,592
LMI Aerospace, Inc.*	3,194	56,055
Moog, Inc., Class A*	16,016	703,583
National Presto Industries, Inc. (a)	1,693	158,465
Orbital Sciences Corp.*	20,620	299,609
Taser International, Inc.*	19,610	100,403
Teledyne Technologies, Inc.*	12,952	710,417
Triumph Group, Inc.	13,261	775,106

		7,622,263

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	19,048	89,907
Atlas Air Worldwide Holdings, Inc.*	9,267	356,131
Forward Air Corp.	10,367	332,262
HUB Group, Inc., Class A*	12,980	420,941
Pacer International, Inc.*	12,316	65,891
Park-Ohio Holdings Corp.*	2,903	51,789

		1,316,921

Airlines 0.6%
Alaska Air Group, Inc.*	12,639	949,063
Allegiant Travel Co.*	5,218	278,328
Hawaiian Holdings, Inc.*	17,853	103,547
JetBlue Airways Corp.*	86,995	452,374
Republic Airways Holdings, Inc.*	16,942	58,111
SkyWest, Inc.	18,703	235,471
Spirit Airlines, Inc.*	5,516	86,050
US Airways Group, Inc.*	57,177	289,887

		2,452,831

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	23,555	232,959
Amerigon, Inc.*	7,838	111,770
Cooper Tire & Rubber Co.	21,922	307,127
Dana Holding Corp.*	51,595	626,879
Dorman Products, Inc.*	3,815	140,888

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Drew Industries, Inc.*	6,745	$165,455
Exide Technologies*	27,308	71,820
Fuel Systems Solutions, Inc.*	5,876	96,895
Modine Manufacturing Co.*	16,439	155,513
Motorcar Parts of America, Inc.*	4,320	32,400
Shiloh Industries, Inc.*	1,785	14,958
Spartan Motors, Inc.	11,704	56,296
Standard Motor Products, Inc.	6,944	139,227
Stoneridge, Inc.*	9,345	78,779
Superior Industries International, Inc.	8,271	136,803
Tenneco, Inc.*	21,323	634,999
Tower International, Inc.*	2,222	23,864

		3,026,632

Automobiles 0.0%†
Winnebago Industries, Inc.*	10,288	75,925

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A* (a)	2,891	313,847
Central European Distribution Corp.* (a)	25,656	112,245
Coca-Cola Bottling Co. Consolidated	1,604	93,914
Craft Brewers Alliance, Inc.* (a)	3,789	22,810
Heckmann Corp.*	35,395	235,377
MGP Ingredients, Inc.	4,453	22,443
National Beverage Corp.*	4,000	64,280
Primo Water Corp.* (a)	5,095	15,489

		880,405

Biotechnology 3.7%
Achillion Pharmaceuticals, Inc.*	16,745	127,597
Acorda Therapeutics, Inc.*	13,920	331,853
Aegerion Pharmaceuticals, Inc.*	3,179	53,216
Affymax, Inc.*	12,480	82,493
Alkermes PLC*	33,645	584,077
Allos Therapeutics, Inc.*	27,236	38,675
Alnylam Pharmaceuticals, Inc.*	13,014	106,064
AMAG Pharmaceuticals, Inc.*	7,453	140,936
Amicus Therapeutics, Inc.*	5,709	19,639
Anacor Pharmaceuticals, Inc.*	3,981	24,682
Anthera Pharmaceuticals, Inc.*	7,354	45,154
Ardea Biosciences, Inc.*	5,924	99,582
Arena Pharmaceuticals, Inc.* (a)	51,447	96,206
ARIAD Pharmaceuticals, Inc.*	46,557	570,323
Arqule, Inc.*	18,860	106,370
Array BioPharma, Inc.*	19,737	42,632
Astex Pharmaceuticals, Inc.*	20,441	38,633
AVEO Pharmaceuticals, Inc.*	11,049	190,043
AVI BioPharma, Inc.* (a)	46,656	34,759
BioCryst Pharmaceuticals, Inc.* (a)	10,518	25,979
BioMimetic Therapeutics, Inc.*	7,052	20,098
Biosante Pharmaceuticals, Inc.* (a)	38,674	19,418
Biospecifics Technologies Corp.*	1,658	27,556
Biotime, Inc.* (a)	8,597	49,949

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Cell Therapeutics, Inc.* (a)	68,135	$79,037
Celldex Therapeutics, Inc.*	15,287	39,746
Cepheid, Inc.*	21,784	749,587
Chelsea Therapeutics International Ltd.*	18,917	97,044
Cleveland Biolabs, Inc.* (a)	10,322	29,521
Clovis Oncology, Inc.* (a)	4,229	59,587
Codexis, Inc.* (a)	8,563	45,384
Cubist Pharmaceuticals, Inc.*	21,140	837,567
Curis, Inc.* (a)	26,966	126,201
Cytori Therapeutics, Inc.* (a)	17,570	38,654
DUSA Pharmaceuticals, Inc.*	8,434	36,941
Dyax Corp.*	34,350	46,716
Dynavax Technologies Corp.*	54,093	179,589
Emergent Biosolutions, Inc.*	8,601	144,841
Enzon Pharmaceuticals, Inc.*	13,284	89,003
Exact Sciences Corp.*	19,941	161,921
Exelixis, Inc.*	45,131	213,695
Genomic Health, Inc.*	5,993	152,162
Geron Corp.* (a)	45,593	67,478
GTx, Inc.*	7,869	26,440
Halozyme Therapeutics, Inc.*	28,963	275,438
Horizon Pharma, Inc.* (a)	2,111	8,444
Idenix Pharmaceuticals, Inc.*	21,271	158,363
ImmunoGen, Inc.*	26,512	307,009
Immunomedics, Inc.* (a)	23,254	77,436
Incyte Corp., Ltd.* (a)	31,194	468,222
Infinity Pharmaceuticals, Inc.*	6,715	59,361
Inhibitex, Inc.*	22,427	245,351
Insmed, Inc.* (a)	9,015	27,496
InterMune, Inc.*	19,081	240,421
Ironwood Pharmaceuticals, Inc.*	17,817	213,269
Isis Pharmaceuticals, Inc.* (a)	35,159	253,496
Keryx Biopharmaceuticals, Inc.* (a)	24,277	61,421
Lexicon Pharmaceuticals, Inc.*	60,558	78,120
Ligand Pharmaceuticals, Inc., Class B*	6,936	82,330
MannKind Corp.* (a)	27,285	68,213
Maxygen, Inc.* (a)	9,912	55,805
Medivation, Inc.*	11,050	509,515
Metabolix, Inc.* (a)	11,960	54,418
Micromet, Inc.*	32,312	232,323
Momenta Pharmaceuticals, Inc.*	16,280	283,109
Nabi Biopharmaceuticals*	14,287	26,860
Neurocrine Biosciences, Inc.*	17,409	147,977
Novavax, Inc.* (a)	33,365	42,040
NPS Pharmaceuticals, Inc.*	30,344	199,967
Nymox Pharmaceutical Corp.*	6,759	55,559
OncoGenex Pharmaceutical, Inc.*	3,365	39,505
Oncothyreon, Inc.* (a)	14,677	111,252
Onyx Pharmaceuticals, Inc.*	22,343	981,975
Opko Health, Inc.* (a)	38,409	188,204
Orexigen Therapeutics, Inc.* (a)	11,622	18,711
Osiris Therapeutics, Inc.* (a)	6,032	32,271
PDL BioPharma, Inc.	49,424	306,429

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Peregrine Pharmaceuticals, Inc.* (a)	28,822	$29,687
Pharmacyclics, Inc.*	16,196	240,025
PharmAthene, Inc.* (a)	12,412	15,763
Progenics Pharmaceuticals, Inc.*	10,368	88,543
Raptor Pharmaceutical Corp.* (a)	16,616	104,016
Rigel Pharmaceuticals, Inc.*	24,215	191,056
Sangamo BioSciences, Inc.* (a)	18,261	51,861
Savient Pharmaceuticals, Inc.* (a)	24,923	55,578
SciClone Pharmaceuticals, Inc.*	12,062	51,746
Seattle Genetics, Inc.* (a)	34,027	568,761
SIGA Technologies, Inc.* (a)	12,544	31,611
Spectrum Pharmaceuticals, Inc.*	20,252	296,287
Sunesis Pharmaceuticals, Inc.* (a)	9,680	11,326
Synta Pharmaceuticals Corp.* (a)	8,028	37,491
Targacept, Inc.*	9,644	53,717
Theravance, Inc.*	24,323	537,538
Trius Therapeutics, Inc.*	2,694	19,262
Vanda Pharmaceuticals, Inc.*	9,748	46,400
Vical, Inc.*	25,330	111,705
Zalicus, Inc.* (a)	27,169	32,874
ZIOPHARM Oncology, Inc.* (a)	20,655	91,089
Zogenix, Inc.*	7,278	16,303

		14,689,997

Building Products 0.7%
A.O. Smith Corp.	13,406	537,849
AAON, Inc. (a)	6,632	135,890
Ameresco, Inc., Class A*	6,230	85,475
American Woodmark Corp.	3,283	44,846
Apogee Enterprises, Inc.	9,938	121,840
Builders FirstSource, Inc.*	16,575	33,813
Gibraltar Industries, Inc.*	10,725	149,721
Griffon Corp.	16,842	153,767
Insteel Industries, Inc.	6,182	67,940
NCI Building Systems, Inc.*	6,964	75,699
Quanex Building Products Corp.	13,392	201,148
Simpson Manufacturing Co., Inc.	14,671	493,826
Trex Co., Inc.*	5,487	125,707
Universal Forest Products, Inc.	6,888	212,632
USG Corp.*	25,192	255,951

		2,696,104

Capital Markets 1.9%
Apollo Investment Corp.	69,271	446,105
Arlington Asset Investment Corp., Class A	2,258	48,163
Artio Global Investors, Inc.	11,059	53,968
BGC Partners, Inc., Class A	26,813	159,269
BlackRock Kelso Capital Corp.	24,525	200,124
Calamos Asset Management, Inc., Class A	6,733	84,230
Capital Southwest Corp.	1,032	84,160
CIFC Corp.*	4,028	21,751
Cohen & Steers, Inc. (a)	6,278	181,434
Cowen Group, Inc., Class A*	23,489	60,837

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Diamond Hill Investment Group, Inc.	893	$66,064
Duff & Phelps Corp., Class A	10,791	156,470
Edelman Financial Group, Inc.	7,086	46,555
Epoch Holding Corp.	5,222	116,085
Evercore Partners, Inc., Class A	7,424	197,627
FBR & Co.*	16,301	33,417
Fidus Investment Corp. (a)	1,934	25,084
Fifth Street Finance Corp. (a)	25,600	244,992
Financial Engines, Inc.*	13,514	301,768
FXCM, Inc., Class A (a)	6,076	59,241
GAMCO Investors, Inc., Class A	2,401	104,419
GFI Group, Inc.	25,114	103,470
Gladstone Capital Corp.	7,468	56,981
Gladstone Investment Corp.	7,764	56,444
Gleacher & Co., Inc.*	25,533	42,895
Golub Capital BDC, Inc. (a)	3,558	55,149
Harris & Harris Group, Inc.*	10,670	36,918
Hercules Technology Growth Capital, Inc.	15,538	146,679
HFF, Inc., Class A*	10,338	106,792
ICG Group, Inc.*	13,067	100,877
INTL. FCStone, Inc.*	4,682	110,355
Investment Technology Group, Inc.*	14,580	157,610
JMP Group, Inc.	5,248	37,523
KBW, Inc.	11,673	177,196
Knight Capital Group, Inc., Class A*	35,412	418,570
Kohlberg Capital Corp. (a)	6,691	42,220
Ladenburg Thalmann Financial Services, Inc.*	37,621	93,300
Main Street Capital Corp. (a)	8,097	171,980
Manning & Napier, Inc.*	4,940	61,701
MCG Capital Corp. (a)	27,360	109,166
Medallion Financial Corp.	5,315	60,485
Medley Capital Corp.	3,828	39,811
MVC Capital, Inc.	8,511	98,642
New Mountain Finance Corp.	2,625	35,201
NGP Capital Resources Co.	7,664	55,104
Oppenheimer Holdings, Inc., Class A	3,634	58,507
PennantPark Investment Corp.	16,164	163,095
Piper Jaffray Cos.*	5,583	112,777
Prospect Capital Corp. (a)	38,549	358,120
Pzena Investment Management, Inc., Class A	3,048	13,198
Safeguard Scientifics, Inc.*	7,301	115,283
Solar Capital Ltd.	12,918	285,359
Solar Senior Capital Ltd.	2,677	42,163
Stifel Financial Corp.*	18,953	607,444
SWS Group, Inc.	10,332	70,981
THL Credit, Inc.	3,193	38,987
TICC Capital Corp.	11,468	99,198
Triangle Capital Corp.	7,822	149,557
Virtus Investment Partners, Inc.*	1,934	147,003
Walter Investment Management Corp.	9,097	186,579

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Westwood Holdings Group, Inc. (a)	2,208	$80,702

		7,595,785

Chemicals 2.0%
A. Schulman, Inc.	10,893	230,714
American Vanguard Corp.	7,877	105,079
Balchem Corp.	10,168	412,211
Calgon Carbon Corp.*	19,915	312,865
Chase Corp.	2,323	32,290
Chemtura Corp.*	33,969	385,208
Ferro Corp.*	30,575	149,512
Flotek Industries, Inc.* (a)	17,604	175,336
FutureFuel Corp.	6,603	82,009
Georgia Gulf Corp.*	11,984	233,568
H.B. Fuller Co.	17,439	403,015
Hawkins, Inc. (a)	3,065	112,976
Innophos Holdings, Inc.	7,654	371,678
Innospec, Inc.*	8,365	234,805
KMG Chemicals, Inc.	2,474	42,726
Koppers Holdings, Inc.	7,269	249,763
Kraton Performance Polymers, Inc.*	11,253	228,436
Landec Corp.*	9,191	50,734
LSB Industries, Inc.*	6,478	181,578
Minerals Technologies, Inc.	6,438	363,940
NewMarket Corp.	3,179	629,792
Olin Corp.	28,121	552,578
OM Group, Inc.*	10,938	244,902
Omnova Solutions, Inc.*	15,982	73,677
PolyOne Corp.	32,947	380,538
Quaker Chemical Corp.	4,525	175,977
Senomyx, Inc.*	13,872	48,274
Sensient Technologies Corp.	17,660	669,314
Spartech Corp.*	10,768	50,933
Stepan Co.	2,856	228,937
TPC Group, Inc.*	4,678	109,138
Tredegar Corp.	8,433	187,381
Zep, Inc.	7,748	108,317
Zoltek Cos., Inc.* (a)	9,816	74,798

		7,892,999

Commercial Banks 6.1%
1st Source Corp.	5,435	137,669
1st United Bancorp, Inc.*	9,593	53,241
Alliance Financial Corp.	1,680	51,878
Ameris Bancorp*	8,451	86,876
Ames National Corp.	2,962	57,759
Arrow Financial Corp.	3,648	85,509
Bancfirst Corp.	2,432	91,297
Banco Latinoamericano de Comercio Exterior SA, Class E	9,902	158,927
Bancorp Rhode Island, Inc.	1,444	57,327
Bancorp, Inc. (The)*	10,420	75,337
BancorpSouth, Inc.	29,580	325,972

14	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Bank of Kentucky Financial Corp. (The)	2,031	$40,722
Bank of Marin Bancorp	1,894	71,195
Bank of the Ozarks, Inc.	9,944	294,641
Banner Corp.	5,869	100,653
BBCN Bancorp, Inc.*	26,253	248,091
Boston Private Financial Holdings, Inc.	27,265	216,484
Bridge Bancorp, Inc.	2,411	47,979
Bridge Capital Holdings* (a)	3,371	35,058
Bryn Mawr Bank Corp.	3,885	75,719
Camden National Corp.	2,751	89,683
Capital Bank Corp.*	5,433	10,920
Capital City Bank Group, Inc.	4,039	38,572
Cardinal Financial Corp.	10,314	110,772
Cascade Bancorp* (a)	2,344	10,267
Cathay General Bancorp	27,802	415,084
Center Bancorp, Inc.	4,233	41,356
Centerstate Banks, Inc.	10,672	70,649
Central Pacific Financial Corp.*	5,471	70,685
Century Bancorp, Inc., Class A	1,254	35,413
Chemical Financial Corp.	9,773	208,360
Citizens & Northern Corp.	4,350	80,344
City Holding Co. (a)	5,429	183,989
CNB Financial Corp.	4,422	69,779
CoBiz Financial, Inc.	11,576	66,794
Columbia Banking System, Inc.	13,980	269,395
Community Bank System, Inc. (a)	13,046	362,679
Community Trust Bancorp, Inc.	4,955	145,776
CVB Financial Corp. (a)	31,662	317,570
Eagle Bancorp, Inc.*	5,975	86,877
Encore Bancshares, Inc.*	2,926	39,560
Enterprise Bancorp, Inc.	2,180	31,174
Enterprise Financial Services Corp.	5,663	83,812
Financial Institutions, Inc.	4,926	79,506
First Bancorp	5,370	59,875
First Bancorp, Inc. (a)	3,139	48,246
First Busey Corp.	27,501	137,505
First Commonwealth Financial Corp.	37,238	195,872
First Community Bancshares, Inc.	5,673	70,799
First Connecticut Bancorp, Inc. (a)	6,350	82,613
First Financial Bancorp	20,645	343,533
First Financial Bankshares, Inc.	11,145	372,577
First Financial Corp.	3,979	132,421
First Interstate BancSystem, Inc.	5,613	73,137
First Merchants Corp.	9,137	77,390
First Midwest Bancorp, Inc.	26,390	267,331
First of Long Island Corp. (The)	2,741	72,143
FirstMerit Corp.	38,652	584,805
FNB Corp.	44,950	508,385
German American Bancorp, Inc. (a)	4,517	82,164
Glacier Bancorp, Inc.	25,498	306,741
Great Southern Bancorp, Inc.	3,634	85,726
Hampton Roads Bankshares, Inc.* (a)	3,448	9,448
Hancock Holding Co.	26,977	862,455

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Hanmi Financial Corp.*	11,190	$82,806
Heartland Financial USA, Inc.	4,774	73,233
Heritage Commerce Corp.* (a)	7,271	34,465
Heritage Financial Corp.	5,525	69,394
Home Bancshares, Inc.	7,965	206,373
Hudson Valley Holding Corp.	5,567	118,132
IBERIABANK Corp.	10,450	515,185
Independent Bank Corp.	7,614	207,786
International Bancshares Corp.	18,791	344,533
Investors Bancorp, Inc.*	16,364	220,587
Lakeland Bancorp, Inc.	7,783	67,089
Lakeland Financial Corp.	5,779	149,503
MainSource Financial Group, Inc.	7,107	62,755
MB Financial, Inc.	19,253	329,226
Merchants Bancshares, Inc.	1,713	50,020
Metro Bancorp, Inc.*	4,830	40,475
MidSouth Bancorp, Inc.	2,696	35,075
National Bankshares, Inc. (a)	2,493	69,605
National Penn Bancshares, Inc.	43,761	369,343
NBT Bancorp, Inc.	12,251	271,115
Old National Bancorp	33,540	390,741
OmniAmerican Bancorp, Inc.*	4,151	65,171
Oriental Financial Group, Inc.	16,038	194,220
Orrstown Financial Services, Inc.	2,678	22,093
Pacific Capital Bancorp* (a)	1,458	41,174
Pacific Continental Corp.	6,527	57,764
PacWest Bancorp	10,719	203,125
Park National Corp. (a)	4,586	298,365
Park Sterling Corp.*	11,204	45,712
Penns Woods Bancorp, Inc. (a)	1,368	53,051
Peoples Bancorp, Inc.	3,740	55,389
Pinnacle Financial Partners, Inc.*	12,080	195,092
PrivateBancorp, Inc.	21,236	233,171
Prosperity Bancshares, Inc.	16,582	669,084
Renasant Corp.	8,949	134,235
Republic Bancorp, Inc., Class A	3,542	81,112
S&T Bancorp, Inc.	9,985	195,207
Sandy Spring Bancorp, Inc.	8,555	150,140
SCBT Financial Corp.	4,980	144,470
Seacoast Banking Corp. of Florida*	25,217	38,330
Sierra Bancorp	4,212	37,066
Signature Bank*	16,268	975,917
Simmons First National Corp., Class A	6,177	167,953
Southside Bancshares, Inc.	5,858	126,884
Southwest Bancorp, Inc.*	6,802	40,540
State Bancorp, Inc.	5,394	65,807
State Bank Financial Corp.*	11,201	169,247
StellarOne Corp.	8,203	93,350
Sterling Bancorp	11,085	95,774
Sterling Financial Corp.*	9,506	158,750
Suffolk Bancorp*	3,481	37,560
Sun Bancorp, Inc.*	13,884	33,599
Susquehanna Bancshares, Inc.	55,379	464,076

2011 Annual Report	15

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
SVB Financial Group*	15,145	$722,265
SY Bancorp, Inc.	4,337	89,039
Taylor Capital Group, Inc.* (a)	4,447	43,225
Texas Capital Bancshares, Inc.*	13,163	402,919
Tompkins Financial Corp.	2,903	111,795
Tower Bancorp, Inc.	3,733	106,540
TowneBank (a)	8,690	106,366
TriCo Bancshares	5,055	71,882
Trustmark Corp.	22,656	550,314
UMB Financial Corp.	11,348	422,713
Umpqua Holdings Corp.	40,543	502,328
Union First Market Bankshares Corp.	7,243	96,259
United Bankshares, Inc. (a)	11,178	316,002
United Community Banks, Inc.* (a)	14,743	103,054
Univest Corp. of Pennsylvania	6,033	88,323
Virginia Commerce Bancorp, Inc.*	8,279	63,997
Washington Banking Co.	5,412	64,457
Washington Trust Bancorp, Inc.	5,093	121,519
Webster Financial Corp.	25,461	519,150
WesBanco, Inc.	8,244	160,511
West Bancorp, Inc. (a)	5,504	52,728
West Coast Bancorp*	6,844	106,766
Westamerica Bancorporation	10,238	449,448
Western Alliance Bancorp*	24,610	153,320
Wilshire Bancorp, Inc.*	21,866	79,374
Wintrust Financial Corp.	12,366	346,866

		24,506,545

Commercial Services & Supplies 2.6%
A.T. Cross Co., Class A*	3,285	37,055
ABM Industries, Inc.	18,711	385,821
ACCO Brands Corp.*	19,463	187,818
American Reprographics Co.*	13,051	59,904
Brink’s Co. (The)	16,471	442,741
Casella Waste Systems, Inc., Class A*	8,858	56,691
Cenveo, Inc.*	19,380	65,892
Clean Harbors, Inc.*	16,524	1,053,075
CompX International, Inc.	380	5,597
Consolidated Graphics, Inc.*	2,974	143,585
Courier Corp.	3,608	42,322
Deluxe Corp.	18,139	412,844
Encore Capital Group, Inc.*	5,742	122,075
EnergySolutions, Inc.*	28,211	87,172
EnerNOC, Inc.*	8,204	89,177
Ennis, Inc.	9,203	122,676
Fuel Tech, Inc.*	6,347	41,763
G&K Services, Inc., Class A	6,603	192,213
Geo Group, Inc. (The)*	22,871	383,089
Healthcare Services Group, Inc.	23,428	414,441
Heritage-Crystal Clean, Inc.*	1,711	28,334
Herman Miller, Inc.	20,209	372,856
HNI Corp.	15,791	412,145
InnerWorkings, Inc.* (a)	9,094	84,665

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
Interface, Inc., Class A	18,596	$214,598
Intersections, Inc.	3,337	37,007
Kimball International, Inc., Class B	11,029	55,917
Knoll, Inc.	16,890	250,817
McGrath Rentcorp	8,583	248,821
Metalico, Inc.*	13,874	45,645
Mine Safety Appliances Co.	9,593	317,720
Mobile Mini, Inc.*	12,967	226,274
Multi-Color Corp.	4,014	103,280
NL Industries, Inc.	2,442	31,673
Portfolio Recovery Associates, Inc.*	6,062	409,306
Quad/Graphics, Inc. (a)	8,907	127,726
Rollins, Inc.	22,425	498,284
Schawk, Inc.	4,136	46,365
Standard Parking Corp.*	5,568	99,500
Steelcase, Inc., Class A	28,101	209,633
Swisher Hygiene, Inc.* (a)	29,922	111,908
Sykes Enterprises, Inc.*	14,001	219,256
Team, Inc.*	6,864	204,204
Tetra Tech, Inc.*	22,003	475,045
TMS International Corp., Class A*	4,445	43,917
TRC Cos., Inc.*	6,142	36,913
UniFirst Corp.	4,994	283,360
United Stationers, Inc.	15,046	489,898
US Ecology, Inc.	6,487	121,826
Viad Corp.	7,194	125,751
WCA Waste Corp.*	5,774	37,589

		10,316,184

Communications Equipment 2.1%
ADTRAN, Inc.	22,813	688,040
Anaren, Inc.*	5,322	88,452
Arris Group, Inc.*	43,657	472,369
Aruba Networks, Inc.*	30,096	557,378
Aviat Networks, Inc.*	20,981	38,395
Bel Fuse, Inc., Class B	3,703	69,431
Black Box Corp.	6,347	177,970
Blue Coat Systems, Inc.*	15,343	390,479
Calix, Inc.*	13,304	86,077
Communications Systems, Inc.	2,412	33,913
Comtech Telecommunications Corp.	7,175	205,348
Dialogic, Inc.* (a)	5,546	6,655
Digi International, Inc.*	8,944	99,815
EMCORE Corp.* (a)	32,147	27,720
Emulex Corp.*	30,979	212,516
Extreme Networks* (a)	32,529	94,985
Finisar Corp.*	31,613	529,360
Globecomm Systems, Inc.*	7,908	108,181
Harmonic, Inc.*	40,539	204,317
Infinera Corp.* (a)	36,884	231,632
InterDigital, Inc. (a)	15,995	696,902
Ixia*	13,636	143,314
KVH Industries, Inc.*	5,130	39,911

16	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Loral Space & Communications, Inc.*	3,847	$249,593
Meru Networks, Inc.*	3,673	15,169
Netgear, Inc.*	12,911	433,422
Numerex Corp., Class A*	3,478	28,624
Oclaro, Inc.*	17,706	49,931
Oplink Communications, Inc.*	6,892	113,511
Opnext, Inc.*	15,523	12,539
ORBCOMM, Inc.*	11,837	35,393
Plantronics, Inc.	15,348	547,003
Powerwave Technologies, Inc.* (a)	11,432	23,779
Procera Networks, Inc.*	5,072	79,022
ShoreTel, Inc.*	16,653	106,246
Sonus Networks, Inc.*	74,520	178,848
Sycamore Networks, Inc.*	7,076	126,660
Symmetricom, Inc.*	15,288	82,402
Tekelec*	21,750	237,728
Ubiquiti Networks, Inc.* (a)	3,037	55,365
ViaSat, Inc.*	12,792	589,967
Westell Technologies, Inc., Class A*	18,316	40,662

		8,209,024

Computers & Peripherals 0.6%
3D Systems Corp.* (a)	14,787	212,933
Avid Technology, Inc.*	10,465	89,266
Cray, Inc.*	12,775	82,654
Dot Hill Systems Corp.*	20,485	27,245
Electronics for Imaging, Inc.*	16,464	234,612
Imation Corp.*	10,527	60,320
Immersion Corp.*	9,925	51,411
Intermec, Inc.*	20,988	143,978
Intevac, Inc.*	8,048	59,555
Novatel Wireless, Inc.*	11,618	36,364
OCZ Technology Group, Inc.* (a)	18,132	119,853
Quantum Corp.*	79,572	190,973
Rimage Corp.	3,246	36,517
Silicon Graphics International Corp.* (a)	10,936	125,327
STEC, Inc.*	12,984	111,533
Stratasys, Inc.*	7,459	226,828
Super Micro Computer, Inc.*	9,477	148,599
Synaptics, Inc.*	11,340	341,901
Xyratex Ltd.	9,999	133,187

		2,433,056

Construction & Engineering 0.8%
Aegion Corp.*	13,949	213,978
Argan, Inc.	2,717	41,326
Comfort Systems USA, Inc.	13,423	143,895
Dycom Industries, Inc.*	12,425	259,931
EMCOR Group, Inc.	23,585	632,314
Furmanite Corp.* (a)	13,089	82,592
Granite Construction, Inc.	13,645	323,659
Great Lakes Dredge & Dock Corp.	20,810	115,704
Layne Christensen Co.*	6,926	167,609

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering (continued)
MasTec, Inc.*	19,978	$347,018
Michael Baker Corp.*	2,920	57,261
MYR Group, Inc.*	7,102	135,932
Northwest Pipe Co.*	3,275	74,866
Orion Marine Group, Inc.*	9,522	63,321
Pike Electric Corp.*	5,624	40,436
Primoris Services Corp.	9,425	140,715
Sterling Construction Co., Inc.*	5,786	62,315
Tutor Perini Corp.*	11,029	136,098
UniTek Global Services, Inc.*	3,769	17,074

		3,056,044

Construction Materials 0.2%
Eagle Materials, Inc.	15,703	402,939
Headwaters, Inc.*	21,163	46,982
Texas Industries, Inc. (a)	8,035	247,317
United States Lime & Minerals, Inc.*	897	53,919

		751,157

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	19,590	175,331
Cash America International, Inc.	10,406	485,232
Credit Acceptance Corp.*	2,377	195,580
DFC Global Corp.*	15,388	277,907
EZCORP, Inc., Class A*	16,614	438,111
First Cash Financial Services, Inc.*	11,090	389,148
First Marblehead Corp. (The)* (a)	20,740	24,266
Imperial Holdings, Inc.* (a)	6,143	11,549
Nelnet, Inc., Class A	9,174	224,488
Netspend Holdings, Inc.*	9,440	76,558
Nicholas Financial, Inc.	3,451	44,242
World Acceptance Corp.*	5,329	391,681

		2,734,093

Containers & Packaging 0.2%
AEP Industries, Inc.*	1,458	41,043
Boise, Inc.	32,285	229,869
Graphic Packaging Holding Co.*	56,424	240,366
Myers Industries, Inc.	10,569	130,422

		641,700

Distributors 0.2%
Core-Mark Holding Co., Inc.	4,008	158,717
Pool Corp.	16,997	511,610
VOXX International Corp.*	6,280	53,066
Weyco Group, Inc. (a)	2,499	61,350

		784,743

Diversified Consumer Services 1.2%
American Public Education, Inc.* (a)	6,301	272,707
Archipelago Learning, Inc.*	4,539	43,892

2011 Annual Report	17

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Diversified Consumer Services (continued)
Ascent Capital Group, Inc., Class A*	5,065	$256,897
Bridgepoint Education, Inc.* (a)	6,299	144,877
Cambium Learning Group, Inc.*	5,970	18,029
Capella Education Co.*	5,101	183,891
Coinstar, Inc.* (a)	11,056	504,596
Corinthian Colleges, Inc.* (a)	27,364	59,380
Grand Canyon Education, Inc.*	10,103	161,244
Hillenbrand, Inc.	22,114	493,585
K12, Inc.*	9,166	164,438
Lincoln Educational Services Corp.	7,993	63,145
Mac-Gray Corp.	4,170	57,504
Matthews International Corp., Class A	10,414	327,312
National American University Holdings, Inc.	3,187	24,157
Regis Corp.	20,386	337,388
School Specialty, Inc.*	5,587	13,968
Sotheby’s	23,832	679,927
Steiner Leisure Ltd.*	5,303	240,703
Stewart Enterprises, Inc., Class A	27,873	160,549
Strayer Education, Inc. (a)	4,321	419,958
Universal Technical Institute, Inc.*	7,535	96,297

		4,724,444

Diversified Financial Services 0.3%
California First National Bancorp	780	12,542
Compass Diversified Holdings	14,313	177,338
Gain Capital Holdings, Inc.	2,842	19,041
MarketAxess Holdings, Inc.	10,127	304,924
Marlin Business Services Corp.	2,955	37,529
NewStar Financial, Inc.*	9,745	99,107
PHH Corp.*	19,885	212,770
PICO Holdings, Inc.*	8,016	164,969

		1,028,220

Diversified Telecommunication Services 0.6%
8x8, Inc.*	21,914	69,468
AboveNet, Inc.*	8,188	532,302
Alaska Communications Systems Group, Inc. (a)	15,983	48,109
Atlantic Tele-Network, Inc.	3,327	129,919
Boingo Wireless, Inc.*	2,066	17,768
Cbeyond, Inc.*	9,898	79,283
Cincinnati Bell, Inc.*	70,185	212,661
Cogent Communications Group, Inc.*	16,188	273,415
Consolidated Communications Holdings, Inc.	9,256	176,327
FairPoint Communications, Inc.* (a)	7,413	32,098
General Communication, Inc., Class A*	14,639	143,316
Globalstar, Inc.* (a)	37,119	20,044
HickoryTech Corp.	4,666	51,699
IDT Corp., Class B (a)	4,835	45,352
inContact, Inc.*	10,646	47,162
Iridium Communications, Inc.* (a)	15,444	119,073

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services (continued)
Lumos Networks Corp.	5,304	$81,363
Neutral Tandem, Inc.*	11,138	119,065
Premiere Global Services, Inc.*	18,450	156,272
SureWest Communications	4,936	59,380
Towerstream Corp.* (a)	15,334	32,202
Vonage Holdings Corp.*	48,974	119,986

		2,566,264

Electric Utilities 1.5%
Allete, Inc.	11,253	472,401
Central Vermont Public Service Corp.	4,712	165,391
Cleco Corp.	21,507	819,417
El Paso Electric Co.	14,834	513,850
Empire District Electric Co. (The)	14,773	311,562
IDACORP, Inc.	17,480	741,327
MGE Energy, Inc.	8,158	381,550
Otter Tail Corp.	12,745	280,645
PNM Resources, Inc.	28,102	512,299
Portland General Electric Co.	26,577	672,132
UIL Holdings Corp.	17,825	630,470
Unisource Energy Corp.	12,940	477,745
Unitil Corp.	3,847	109,178

		6,087,967

Electrical Equipment 1.1%
A123 Systems, Inc.* (a)	31,019	49,941
Active Power, Inc.*	28,046	18,510
Acuity Brands, Inc.	15,280	809,840
American Superconductor Corp.* (a)	15,716	57,992
AZZ, Inc.	4,424	201,027
Belden, Inc.	16,712	556,175
Brady Corp., Class A	16,755	528,955
Broadwind Energy, Inc.* (a)	48,012	32,648
Capstone Turbine Corp.* (a)	86,825	100,717
Coleman Cable, Inc.*	3,000	26,100
Encore Wire Corp.	6,548	169,593
EnerSys*	16,824	436,919
Franklin Electric Co., Inc.	8,206	357,453
FuelCell Energy, Inc.* (a)	42,898	37,407
Generac Holdings, Inc.*	8,787	246,300
Global Power Equipment Group, Inc.*	5,552	131,860
II-VI, Inc.*	18,256	335,180
LSI Industries, Inc.	6,763	40,578
Powell Industries, Inc.*	3,108	97,218
PowerSecure International, Inc.*	6,832	33,819
Preformed Line Products Co.	846	50,472
Satcon Technology Corp.* (a)	26,465	15,882
Thermon Group Holdings, Inc.*	3,495	61,582
Valence Technology, Inc.* (a)	24,742	24,247
Vicor Corp.	6,886	54,813

		4,475,228

18	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 2.4%
Aeroflex Holding Corp.*	7,007	$71,752
Agilysys, Inc.*	6,227	49,505
Anixter International, Inc.*	10,229	610,058
Badger Meter, Inc.	5,312	156,332
Benchmark Electronics, Inc.*	21,424	288,581
Brightpoint, Inc.*	24,112	259,445
Checkpoint Systems, Inc.*	14,156	154,867
Cognex Corp.	14,626	523,465
Coherent, Inc.*	8,320	434,886
CTS Corp.	12,142	111,706
Daktronics, Inc.	12,280	117,520
DDi Corp.	5,256	49,038
DTS, Inc.*	6,140	167,254
Echelon Corp.*	12,324	60,018
Electro Rent Corp.	6,650	114,048
Electro Scientific Industries, Inc.*	7,962	115,290
eMagin Corp.* (a)	6,768	25,042
Fabrinet*	7,199	98,482
FARO Technologies, Inc.*	5,763	265,098
FEI Co.*	13,646	556,484
Gerber Scientific, Inc.* (a)(b)	8,390	0
GSI Group, Inc.*	9,124	93,339
Identive Group, Inc.*	14,030	31,287
Insight Enterprises, Inc.*	15,480	236,689
InvenSense, Inc.*	3,952	39,362
KEMET Corp.*	15,598	109,966
LeCroy Corp.*	5,709	48,013
Littelfuse, Inc.	8,017	344,571
Maxwell Technologies, Inc.*	9,851	159,980
Measurement Specialties, Inc.*	5,273	147,433
Mercury Computer Systems, Inc.*	10,652	141,565
Methode Electronics, Inc.	13,076	108,400
Microvision, Inc.* (a)	44,869	16,157
MTS Systems Corp.	5,504	224,288
Multi-Fineline Electronix, Inc.*	3,177	65,287
NeoPhotonics Corp.*	3,117	14,276
Newport Corp.*	13,222	179,951
OSI Systems, Inc.*	6,720	327,802
Park Electrochemical Corp.	7,326	187,692
PC Connection, Inc.	3,341	37,052
Plexus Corp.*	12,540	343,345
Power-One, Inc.*	24,053	94,047
Pulse Electronics Corp.	14,504	40,611
RadiSys Corp.*	6,673	33,765
RealD, Inc.* (a)	14,515	115,249
Richardson Electronics Ltd.	4,912	60,368
Rofin-Sinar Technologies, Inc.*	10,040	229,414
Rogers Corp.*	5,631	207,559
Sanmina-SCI Corp.*	28,413	264,525
ScanSource, Inc.*	9,524	342,864
SYNNEX Corp.*	8,863	269,967
TTM Technologies, Inc.*	18,338	200,984
Universal Display Corp.* (a)	13,563	497,626

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
Viasystems Group, Inc.*	989	$16,734
Vishay Precision Group, Inc.*	4,315	68,954
X-Rite, Inc.*	9,122	42,326
Zygo Corp.*	5,611	99,034

		9,669,353

Energy Equipment & Services 2.1%
Basic Energy Services, Inc.*	8,494	167,332
Bristow Group, Inc.	12,798	606,497
C&J Energy Services, Inc.*	4,197	87,843
Cal Dive International, Inc.*	33,684	75,789
Complete Production Services, Inc.*	27,836	934,176
Dawson Geophysical Co.*	2,789	110,249
Dril-Quip, Inc.*	12,118	797,607
Exterran Holdings, Inc.*	22,539	205,105
Geokinetics, Inc.*	4,167	8,959
Global Geophysical Services, Inc.*	6,270	42,134
Gulf Island Fabrication, Inc.	5,061	147,832
Gulfmark Offshore, Inc., Class A*	8,366	351,456
Helix Energy Solutions Group, Inc.*	37,385	590,683
Hercules Offshore, Inc.*	40,614	180,326
Hornbeck Offshore Services, Inc.*	10,884	337,622
ION Geophysical Corp.* (a)	46,365	284,217
Key Energy Services, Inc.*	44,004	680,742
Lufkin Industries, Inc.	10,741	722,977
Matrix Service Co.*	9,358	88,339
Mitcham Industries, Inc.*	4,240	92,602
Natural Gas Services Group, Inc.*	4,276	61,831
Newpark Resources, Inc.*	31,890	302,955
OYO Geospace Corp.*	1,532	118,470
Parker Drilling Co.*	41,166	295,160
PHI, Inc., Non-Voting Shares*	4,603	114,384
Pioneer Drilling Co.*	21,744	210,482
RigNet, Inc.*	2,108	35,288
Tesco Corp.*	10,656	134,692
TETRA Technologies, Inc.*	27,120	253,301
Union Drilling, Inc.*	5,485	34,226
Vantage Drilling Co.*	61,439	71,269
Willbros Group, Inc.*	13,601	49,916

		8,194,461

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	6,560	286,410
Arden Group, Inc., Class A	399	35,914
Casey’s General Stores, Inc.	13,393	689,873
Chefs’ Warehouse Inc. (The)*	3,622	64,689
Fresh Market, Inc. (The)* (a)	9,923	395,928
Ingles Markets, Inc., Class A	4,422	66,595
Nash Finch Co.	4,270	125,026
Pantry, Inc. (The)*	8,111	97,089
PriceSmart, Inc.	6,269	436,260
Rite Aid Corp.*	207,836	261,873

2011 Annual Report	19

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing (continued)
Ruddick Corp.	17,341	$739,420
Spartan Stores, Inc.	7,972	147,482
Susser Holdings Corp.*	3,296	74,556
United Natural Foods, Inc.*	17,051	682,210
Village Super Market, Inc., Class A	2,214	62,988
Weis Markets, Inc.	3,905	155,966
Winn-Dixie Stores, Inc.*	19,719	184,964

		4,507,243

Food Products 1.4%
Alico, Inc.	1,245	24,116
B&G Foods, Inc.	16,896	406,687
Calavo Growers, Inc.	4,175	107,214
Cal-Maine Foods, Inc. (a)	4,999	182,813
Chiquita Brands International, Inc.*	16,023	133,632
Darling International, Inc.*	41,264	548,399
Diamond Foods, Inc. (a)	7,753	250,189
Dole Food Co., Inc.* (a)	12,655	109,466
Farmer Bros. Co.	2,481	18,955
Fresh Del Monte Produce, Inc.	12,870	321,879
Griffin Land & Nurseries, Inc.	886	23,444
Hain Celestial Group, Inc. (The)*	12,626	462,869
Imperial Sugar Co.	4,150	14,815
J&J Snack Foods Corp.	5,041	268,584
Lancaster Colony Corp.	6,602	457,783
Lifeway Foods, Inc.* (a)	1,603	15,453
Limoneira Co. (a)	2,712	45,860
Omega Protein Corp.*	6,732	47,999
Pilgrim’s Pride Corp.*	17,882	103,000
Sanderson Farms, Inc. (a)	7,802	391,114
Seneca Foods Corp., Class A*	3,250	83,915
Smart Balance, Inc.*	20,973	112,415
Snyders-Lance, Inc.	16,665	374,963
Tootsie Roll Industries, Inc.	8,402	198,875
TreeHouse Foods, Inc.*	12,514	818,165

		5,522,604

Gas Utilities 1.2%
Chesapeake Utilities Corp.	3,375	146,306
Laclede Group, Inc. (The)	7,924	320,684
New Jersey Resources Corp.	14,613	718,960
Northwest Natural Gas Co.	9,425	451,740
Piedmont Natural Gas Co., Inc.	25,366	861,937
South Jersey Industries, Inc.	10,574	600,709
Southwest Gas Corp.	16,190	687,913
WGL Holdings, Inc.	18,094	800,117

		4,588,366

Health Care Equipment & Supplies 3.0%
Abaxis, Inc.*	7,946	219,866
ABIOMED, Inc.*	11,176	206,421
Accuray, Inc.*	24,156	102,180
Align Technology, Inc.*	21,636	513,314

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Alphatec Holdings, Inc.*	19,573	$33,666
Analogic Corp.	4,426	253,698
AngioDynamics, Inc.*	8,814	130,535
Antares Pharma, Inc.* (a)	30,694	67,527
Arthrocare Corp.*	9,633	305,173
AtriCure, Inc.*	4,915	54,557
Atrion Corp.	556	133,568
Bacterin International Holdings, Inc.* (a)	8,597	24,587
BioLase Technology, Inc.* (a)	11,110	28,552
Cantel Medical Corp.	4,656	130,042
Cardiovascular Systems, Inc.*	5,044	49,683
Cerus Corp.*	16,584	46,435
Conceptus, Inc.*	11,004	139,091
CONMED Corp.*	9,986	256,341
CryoLife, Inc.*	9,745	46,776
Cyberonics, Inc.*	9,992	334,732
Cynosure, Inc., Class A*	3,328	39,137
Delcath Systems, Inc.* (a)	16,825	51,316
DexCom, Inc.*	23,674	220,405
DynaVox, Inc., Class A*	3,192	11,619
Endologix, Inc.*	17,256	198,099
Exactech, Inc.*	2,955	48,669
Greatbatch, Inc.*	8,218	181,618
Haemonetics Corp.*	9,054	554,286
Hansen Medical, Inc.* (a)	16,228	41,868
HeartWare International, Inc.* (a)	4,228	291,732
ICU Medical, Inc.*	4,282	192,690
Insulet Corp.*	16,208	305,197
Integra LifeSciences Holdings Corp.*	6,908	212,974
Invacare Corp.	10,117	154,689
IRIS International, Inc.*	6,243	58,372
Kensey Nash Corp.*	2,979	57,167
MAKO Surgical Corp.* (a)	11,273	284,192
Masimo Corp.*	18,536	346,345
Medical Action Industries, Inc.*	5,953	31,134
Meridian Bioscience, Inc. (a)	14,490	272,992
Merit Medical Systems, Inc.*	14,786	197,837
Natus Medical, Inc.*	10,249	96,648
Neogen Corp.*	8,185	250,788
Neoprobe Corp.* (a)	33,393	87,490
NuVasive, Inc.*	14,907	187,679
NxStage Medical, Inc.*	15,736	279,786
OraSure Technologies, Inc.*	16,491	150,233
Orthofix International NV*	6,364	224,204
Palomar Medical Technologies, Inc.*	6,685	62,171
Quidel Corp.* (a)	10,049	152,041
Rockwell Medical Technologies, Inc.*	5,597	47,407
RTI Biologics, Inc.*	19,460	86,402
Solta Medical, Inc.*	21,414	67,240
SonoSite, Inc.*	4,864	261,975
Spectranetics Corp.*	11,776	85,023
Staar Surgical Co.*	12,546	131,608
Stereotaxis, Inc.* (a)	15,529	12,790

20	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
STERIS Corp.	20,898	$623,178
SurModics, Inc.*	5,390	79,017
Symmetry Medical, Inc.*	12,857	102,727
Synergetics USA, Inc.*	7,789	57,483
Synovis Life Technologies, Inc.*	4,038	112,378
Tornier NV*	3,714	66,852
Unilife Corp.* (a)	22,786	71,092
Uroplasty, Inc.*	7,485	31,811
Vascular Solutions, Inc.*	5,948	66,201
Volcano Corp.*	18,383	437,332
West Pharmaceutical Services, Inc.	11,814	448,341
Wright Medical Group, Inc.*	13,763	227,089
Young Innovations, Inc.	1,969	58,341
Zeltiq Aesthetics, Inc.*	2,672	30,354
Zoll Medical Corp.*	7,728	488,255

		11,913,018

Health Care Providers & Services 3.0%
Accretive Health, Inc.* (a)	14,107	324,179
Air Methods Corp.*	3,993	337,209
Alliance HealthCare Services, Inc.*	8,147	10,265
Almost Family, Inc.*	2,856	47,353
Amedisys, Inc.*	10,411	113,584
American Dental Partners, Inc.*	5,430	102,247
AMN Healthcare Services, Inc.*	13,919	61,661
Amsurg Corp.*	11,023	287,039
Assisted Living Concepts, Inc., Class A	6,901	102,756
Bio-Reference Labs, Inc.*	8,657	140,849
BioScrip, Inc.*	14,356	78,384
Capital Senior Living Corp.*	9,731	77,264
CardioNet, Inc.*	8,528	20,211
Centene Corp.*	17,640	698,368
Chemed Corp.	7,007	358,828
Chindex International, Inc.*	4,137	35,247
CorVel Corp.*	2,221	114,848
Cross Country Healthcare, Inc.*	9,715	53,918
Emeritus Corp.*	10,775	188,670
Ensign Group, Inc. (The)	5,747	140,802
ExamWorks Group, Inc.*	9,552	90,553
Five Star Quality Care, Inc.*	14,576	43,728
Gentiva Health Services, Inc.*	10,788	72,819
Hanger Orthopedic Group, Inc.*	11,813	220,785
HealthSouth Corp.*	33,551	592,846
Healthspring, Inc.*	23,896	1,303,288
Healthways, Inc.*	12,017	82,437
HMS Holdings Corp.*	29,888	955,818
IPC The Hospitalist Co., Inc.*	5,768	263,713
Kindred Healthcare, Inc.*	18,346	215,932
Landauer, Inc.	3,323	171,135
LHC Group, Inc.*	5,570	71,463
Magellan Health Services, Inc.*	10,033	496,333
MedQuist Holdings, Inc.*	11,805	113,564
Metropolitan Health Networks, Inc.*	14,947	111,654

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Molina Healthcare, Inc.*	9,903	$221,134
MWI Veterinary Supply, Inc.*	4,428	294,196
National HealthCare Corp.	3,616	151,510
National Research Corp.	653	25,343
Owens & Minor, Inc.	22,489	624,969
PharMerica Corp.*	10,348	157,083
Providence Service Corp. (The)*	4,540	62,470
PSS World Medical, Inc.*	19,565	473,277
RadNet, Inc.* (a)	10,843	23,096
Select Medical Holdings Corp.*	15,802	134,001
Skilled Healthcare Group, Inc., Class A*	6,607	36,074
Sun Healthcare Group, Inc.*	9,163	35,552
Sunrise Senior Living, Inc.* (a)	20,274	131,376
Team Health Holdings, Inc.*	9,395	207,348
Triple-S Management Corp., Class B*	6,961	139,359
U.S. Physical Therapy, Inc.	4,163	81,928
Universal American Corp.	11,402	144,919
Vanguard Health Systems, Inc.*	10,771	110,080
WellCare Health Plans, Inc.*	15,010	788,025

		11,941,490

Health Care Technology 0.5%
athenahealth, Inc.* (a)	12,293	603,832
Computer Programs & Systems, Inc.	3,904	199,534
Epocrates, Inc.*	2,274	17,737
HealthStream, Inc.*	6,382	117,748
MedAssets, Inc.*	16,809	155,483
Medidata Solutions, Inc.*	7,409	161,146
Merge Healthcare, Inc.*	19,650	95,303
Omnicell, Inc.*	11,681	192,970
Quality Systems, Inc.	13,665	505,468
Transcend Services, Inc.*	3,093	73,397

		2,122,618

Hotels, Restaurants & Leisure 2.7%
AFC Enterprises, Inc.*	8,737	128,434
Ambassadors Group, Inc.	6,495	29,292
Ameristar Casinos, Inc.	11,344	196,138
Benihana, Inc.*	5,010	51,252
Biglari Holdings, Inc.*	428	157,607
BJ’s Restaurants, Inc.*	8,481	384,359
Bob Evans Farms, Inc.	10,696	358,744
Boyd Gaming Corp.* (a)	19,314	144,082
Bravo Brio Restaurant Group, Inc.*	6,795	116,534
Buffalo Wild Wings, Inc.*	6,458	435,980
Caribou Coffee Co., Inc.*	4,535	63,263
Carrols Restaurant Group, Inc.*	4,365	50,503
CEC Entertainment, Inc.	7,002	241,219
Cheesecake Factory, Inc. (The)*	20,374	597,977
Churchill Downs, Inc.	4,432	231,040
Cracker Barrel Old Country Store, Inc.	8,096	408,119
Denny’s Corp.*	34,927	131,326
DineEquity, Inc.*	5,455	230,256

2011 Annual Report	21

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.*	20,520	$696,654
Einstein Noah Restaurant Group, Inc.	2,161	34,187
Gaylord Entertainment Co.* (a)	12,564	303,295
International Speedway Corp., Class A	10,405	263,767
Interval Leisure Group, Inc.*	14,199	193,248
Isle of Capri Casinos, Inc.*	7,367	34,404
Jack in the Box, Inc.*	15,506	324,075
Jamba, Inc.*	22,724	29,768
Krispy Kreme Doughnuts, Inc.*	20,645	135,018
Life Time Fitness, Inc.*	14,916	697,323
Luby’s, Inc.*	6,836	30,830
Marcus Corp.	7,211	90,931
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,603	40,230
Monarch Casino & Resort, Inc.*	3,229	32,903
Morgans Hotel Group Co.*	7,656	45,170
Multimedia Games Holding Co., Inc.*	9,510	75,509
O’Charleys, Inc.*	6,316	34,675
Orient-Express Hotels Ltd., Class A*	33,633	251,239
P.F. Chang’s China Bistro, Inc.	7,492	231,578
Papa John’s International, Inc.*	6,582	248,010
Peet’s Coffee & Tea, Inc.*	4,517	283,126
Pinnacle Entertainment, Inc.*	21,827	221,762
Red Lion Hotels Corp.*	5,247	36,362
Red Robin Gourmet Burgers, Inc.*	4,577	126,783
Ruby Tuesday, Inc.*	23,013	158,790
Ruth’s Hospitality Group, Inc.*	12,399	61,623
Scientific Games Corp., Class A*	20,538	199,219
Shuffle Master, Inc.*	19,080	223,618
Six Flags Entertainment Corp.	14,702	606,310
Sonic Corp.*	21,812	146,795
Speedway Motorsports, Inc.	4,176	64,018
Texas Roadhouse, Inc.	22,217	331,033
Town Sports International Holdings, Inc.*	7,145	52,516
Vail Resorts, Inc.	12,698	537,887

		10,798,781

Household Durables 0.8%
American Greetings Corp., Class A	14,265	178,455
Beazer Homes USA, Inc.* (a)	26,833	66,546
Blyth, Inc.	1,836	104,285
Cavco Industries, Inc.*	2,403	96,264
CSS Industries, Inc.	2,825	56,274
Ethan Allen Interiors, Inc.	8,522	202,057
Furniture Brands International, Inc.*	14,586	17,941
Helen of Troy Ltd.*	10,896	334,507
Hovnanian Enterprises, Inc., Class A* (a)	22,375	32,444
iRobot Corp.* (a)	8,379	250,113
KB Home (a)	27,171	182,589
La-Z-Boy, Inc.*	18,304	217,817
Libbey, Inc.*	7,013	89,346
Lifetime Brands, Inc.	3,213	39,006
M.D.C. Holdings, Inc.	13,251	233,615

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
M/I Homes, Inc.*	6,600	$63,360
Meritage Homes Corp.*	9,858	228,607
Ryland Group, Inc. (The)	15,657	246,754
Sealy Corp.* (a)	17,992	30,946
Skullcandy, Inc.* (a)	3,340	41,817
Skyline Corp.	2,594	11,284
Standard Pacific Corp.* (a)	37,519	119,310
Universal Electronics, Inc.*	5,298	89,377
Zagg, Inc.* (a)	7,767	54,913

		2,987,627

Household Products 0.1%
Central Garden and Pet Co., Class A*	14,831	123,394
Harbinger Group, Inc.*	3,302	13,241
Oil-Dri Corp. of America	1,713	34,671
Spectrum Brands Holdings, Inc.*	5,892	161,441
WD-40 Co.	5,643	228,033

		560,780

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp. (a)	40,075	573,072
Dynegy, Inc.*	36,276	100,485
Genie Energy Ltd., Class B	5,418	42,965
Ormat Technologies, Inc. (a)	6,350	114,490

		831,012

Industrial Conglomerates 0.2%
Raven Industries, Inc.	6,376	394,675
Seaboard Corp.*	111	225,996
Standex International Corp.	4,407	150,587

		771,258

Information Technology Services 2.0%
Acxiom Corp.*	28,642	349,719
CACI International, Inc., Class A*	9,305	520,336
Cardtronics, Inc.*	15,181	410,798
Cass Information Systems, Inc.	3,273	119,104
CIBER, Inc.*	22,575	87,139
Computer Task Group, Inc.*	5,336	75,131
Convergys Corp.*	37,115	473,958
CSG Systems International, Inc.*	12,209	179,594
Dynamics Research Corp.*	3,222	36,537
Echo Global Logistics, Inc.* (a)	3,947	63,744
Euronet Worldwide, Inc.*	18,062	333,786
ExlService Holdings, Inc.*	5,697	127,442
Forrester Research, Inc.*	5,186	176,013
Global Cash Access Holdings, Inc.*	14,888	66,252
Hackett Group, Inc. (The)*	10,516	39,330
Heartland Payment Systems, Inc.	13,590	331,052
Higher One Holdings, Inc.* (a)	10,787	198,912
iGate Corp.*	10,931	171,945
Jack Henry & Associates, Inc.	30,447	1,023,324

22	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Lionbridge Technologies, Inc.*	21,554	$49,359
Mantech International Corp., Class A	8,219	256,762
MAXIMUS, Inc.	12,234	505,876
ModusLink Global Solutions, Inc.	15,422	83,279
MoneyGram International, Inc.*	3,748	66,527
NCI, Inc., Class A*	2,412	28,100
PRGX Global, Inc.*	6,750	40,162
Sapient Corp.	38,545	485,667
ServiceSource International, Inc.*	3,675	57,661
Stream Global Services, Inc.*	3,143	10,403
Syntel, Inc.	5,435	254,195
TeleTech Holdings, Inc.*	8,956	145,087
TNS, Inc.*	8,973	159,002
Unisys Corp.*	15,185	299,296
Virtusa Corp.*	5,340	77,323
Wright Express Corp.*	13,621	739,348

		8,042,163

Insurance 2.7%
Alterra Capital Holdings Ltd.	32,037	757,034
American Equity Investment Life Holding Co.	21,010	218,504
American Safety Insurance Holdings Ltd.*	3,695	80,366
AMERISAFE, Inc.*	6,501	151,148
Amtrust Financial Services, Inc.	8,525	202,469
Argo Group International Holdings Ltd.	9,710	281,202
Baldwin & Lyons, Inc., Class B	3,008	65,574
Citizens, Inc.*	13,383	129,681
CNO Financial Group, Inc.*	78,244	493,720
Crawford & Co., Class B	9,156	56,401
Delphi Financial Group, Inc., Class A	17,035	754,651
Donegal Group, Inc., Class A	2,727	38,614
eHealth, Inc.*	7,179	105,531
EMC Insurance Group, Inc.	1,627	33,467
Employers Holdings, Inc.	11,084	200,510
Enstar Group Ltd.*	2,430	238,626
FBL Financial Group, Inc., Class A	4,531	154,145
First American Financial Corp.	37,140	470,564
Flagstone Reinsurance Holdings SA	18,558	153,846
Fortegra Financial Corp.*	2,177	14,542
Global Indemnity PLC*	4,790	94,986
Greenlight Capital Re Ltd., Class A*	9,896	234,238
Hallmark Financial Services*	4,145	28,974
Harleysville Group, Inc.	4,310	243,817
Hilltop Holdings, Inc.*	14,075	118,934
Horace Mann Educators Corp.	14,122	193,613
Independence Holding Co.	2,629	21,374
Infinity Property & Casualty Corp.	4,383	248,691
Kansas City Life Insurance Co. (a)	1,481	48,606
Maiden Holdings Ltd.	17,905	156,848
Meadowbrook Insurance Group, Inc.	18,865	201,478
Montpelier Re Holdings Ltd.	22,031	391,050
National Financial Partners Corp.*	14,616	197,608

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
National Interstate Corp.	2,453	$60,516
National Western Life Insurance Co., Class A	773	105,252
Navigators Group, Inc. (The)*	4,111	196,012
OneBeacon Insurance Group Ltd., Class A	7,878	121,242
Phoenix Cos., Inc. (The)*	41,124	69,088
Platinum Underwriters Holdings Ltd.	13,163	448,990
Presidential Life Corp.	7,689	76,813
Primerica, Inc.	11,980	278,415
ProAssurance Corp.	10,787	861,018
RLI Corp.	6,458	470,530
Safety Insurance Group, Inc.	4,478	181,269
SeaBright Holdings, Inc.	7,055	53,971
Selective Insurance Group, Inc.	19,109	338,803
State Auto Financial Corp.	5,223	70,981
Stewart Information Services Corp.	6,423	74,186
Symetra Financial Corp.	23,899	216,764
Tower Group, Inc.	13,044	263,097
United Fire & Casualty Co.	7,632	154,014
Universal Insurance Holdings, Inc.	6,970	24,953

		10,846,726

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc., Class A*	8,647	19,023
Blue Nile, Inc.* (a)	4,203	171,819
Geeknet, Inc.*	1,551	26,444
HSN, Inc.	14,095	511,085
Nutrisystem, Inc. (a)	9,533	123,262
Orbitz Worldwide, Inc.*	7,593	28,550
Overstock.com, Inc.*	4,190	32,850
PetMed Express, Inc. (a)	7,201	74,746
Shutterfly, Inc.*	10,492	238,798
US Auto Parts Network, Inc.*	5,346	23,362
ValueVision Media, Inc., Class A*	14,884	27,982

		1,277,921

Internet Software & Services 1.8%
Active Network, Inc. (The)*	4,296	58,426
Ancestry.com, Inc.*	11,154	256,096
Angie’s List, Inc.* (a)	4,018	64,690
Bankrate, Inc.*	8,094	174,021
Carbonite, Inc.* (a)	2,604	28,904
comScore, Inc.*	11,237	238,224
Constant Contact, Inc.* (a)	10,390	241,152
Cornerstone OnDemand, Inc.*	3,998	72,924
DealerTrack Holdings, Inc.*	14,501	395,297
Demand Media, Inc.* (a)	2,868	19,072
Dice Holdings, Inc.*	17,111	141,850
Digital River, Inc.*	13,163	197,708
EarthLink, Inc.	38,789	249,801
Envestnet, Inc.*	6,863	82,082
FriendFinder Networks, Inc.* (a)	3,417	2,563
InfoSpace, Inc.*	13,865	152,376

2011 Annual Report	23

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Internap Network Services Corp.*	18,452	$109,605
IntraLinks Holdings, Inc.*	11,281	70,394
j2 Global, Inc.	16,195	455,727
Keynote Systems, Inc.	5,167	106,130
KIT Digital, Inc.* (a)	13,542	114,430
Limelight Networks, Inc.*	23,929	70,830
Liquidity Services, Inc.*	6,655	245,570
LivePerson, Inc.*	18,554	232,853
LogMeIn, Inc.*	7,178	276,712
LoopNet, Inc.*	5,806	106,134
Marchex, Inc., Class B	7,390	46,188
Move, Inc.*	13,992	88,430
NIC, Inc.	22,540	300,007
OpenTable, Inc.* (a)	8,296	324,623
Openwave Systems, Inc.*	29,742	46,992
Perficient, Inc.*	8,521	85,295
Quepasa Corp.* (a)	2,404	7,981
QuinStreet, Inc.*	9,709	90,876
RealNetworks, Inc.	7,374	55,305
Responsys, Inc.*	3,431	30,502
RightNow Technologies, Inc.*	8,688	371,238
Saba Software, Inc.*	9,956	78,553
SciQuest, Inc.*	4,312	61,532
SPS Commerce, Inc.*	2,959	76,786
Stamps.com, Inc.*	3,732	97,517
Support.com, Inc.*	17,605	39,611
TechTarget, Inc.*	5,299	30,946
Travelzoo, Inc.* (a)	1,928	47,390
United Online, Inc.	31,283	170,180
ValueClick, Inc.*	27,725	451,640
Vocus, Inc.*	6,212	137,223
Web.com Group, Inc.*	10,240	117,248
XO Group, Inc.*	10,077	84,042
Zillow, Inc.* (a)	1,484	33,360
Zix Corp.*	23,410	66,016

		7,103,052

Leisure Equipment & Products 0.4%
Arctic Cat, Inc.*	4,289	96,717
Black Diamond, Inc.*	4,782	35,722
Brunswick Corp.	31,406	567,192
Callaway Golf Co.	22,762	125,874
Eastman Kodak Co.* (a)	90,279	58,636
JAKKS Pacific, Inc.	9,595	135,386
Johnson Outdoors, Inc., Class A*	1,692	25,972
Leapfrog Enterprises, Inc.*	14,636	81,815
Marine Products Corp.*	3,757	18,635
Smith & Wesson Holding Corp.*	21,234	92,580
Steinway Musical Instruments, Inc.*	2,308	57,792
Sturm Ruger & Co., Inc.	6,656	222,710
Summer Infant, Inc.*	4,559	32,095

		1,551,126

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*	24,922	$101,931
Albany Molecular Research, Inc.*	7,982	23,387
BG Medicine, Inc.* (a)	2,749	12,975
Cambrex Corp.*	10,406	74,715
Complete Genomics, Inc.* (a)	4,000	11,720
Enzo Biochem, Inc.* (a)	13,871	31,071
eResearchTechnology, Inc.*	17,365	81,442
Fluidigm Corp.*	2,316	30,479
Furiex Pharmaceuticals, Inc.*	3,454	57,716
Harvard Bioscience, Inc.*	8,243	31,901
Luminex Corp.*	13,341	283,230
MEDTOX Scientific, Inc.*	2,641	37,106
Pacific Biosciences of California, Inc.*	12,414	34,759
PAREXEL International Corp.*	20,764	430,645
Sequenom, Inc.* (a)	34,932	155,447

		1,398,524

Machinery 3.2%
Accuride Corp.*	14,285	101,709
Actuant Corp., Class A	24,191	548,894
Alamo Group, Inc.	2,337	62,935
Albany International Corp., Class A	9,745	225,304
Altra Holdings, Inc.*	9,480	178,508
American Railcar Industries, Inc.*	3,443	82,391
Ampco-Pittsburgh Corp.	2,987	57,769
Astec Industries, Inc.*	7,028	226,372
Barnes Group, Inc.	19,216	463,298
Blount International, Inc.*	17,145	248,945
Briggs & Stratton Corp.	17,801	275,737
Cascade Corp.	3,232	152,453
Chart Industries, Inc.*	10,359	560,111
CIRCOR International, Inc.	6,077	214,579
CLARCOR, Inc.	17,779	888,772
Colfax Corp.* (a)	8,664	246,751
Columbus Mckinnon Corp.*	6,792	86,190
Commercial Vehicle Group, Inc.*	10,167	91,910
Douglas Dynamics, Inc.	6,576	96,141
Dynamic Materials Corp.	4,707	93,104
Energy Recovery, Inc.* (a)	15,806	40,779
EnPro Industries, Inc.*	7,283	240,193
ESCO Technologies, Inc.	9,388	270,187
Federal Signal Corp.*	21,924	90,985
Flow International Corp.*	16,593	58,076
FreightCar America, Inc.*	4,224	88,493
Gorman-Rupp Co. (The)	5,372	145,850
Graham Corp.	3,472	77,912
Greenbrier Cos., Inc. (The)*	6,968	169,183
Hurco Cos., Inc.*	2,237	46,977
John Bean Technologies Corp.	10,103	155,283
Kadant, Inc.*	4,342	98,173
Kaydon Corp.	11,502	350,811
LB Foster Co., Class A	3,177	89,877
Lindsay Corp.	4,429	243,108

24	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Lydall, Inc.*	6,004	$56,978
Meritor, Inc.*	33,353	177,438
Met-Pro Corp.	5,102	46,122
Middleby Corp.*	6,606	621,228
Miller Industries, Inc.	3,909	61,489
Mueller Industries, Inc.	13,349	512,869
Mueller Water Products, Inc., Class A	54,914	133,990
NACCO Industries, Inc., Class A	2,057	183,526
NN, Inc.*	6,104	36,624
Omega Flex, Inc.*	994	14,045
PMFG, Inc.* (a)	6,192	120,806
RBC Bearings, Inc.*	7,731	322,383
Robbins & Myers, Inc.	13,904	675,039
Sauer-Danfoss, Inc.*	4,082	147,809
Sun Hydraulics Corp.	7,083	165,955
Tecumseh Products Co., Class A*	6,718	31,575
Tennant Co.	6,751	262,411
Titan International, Inc. (a)	14,838	288,747
Trimas Corp.*	9,011	161,747
Twin Disc, Inc.	2,986	108,452
Wabash National Corp.*	24,177	189,548
Watts Water Technologies, Inc., Class A	10,613	363,071
Woodward, Inc.	21,696	888,017
Xerium Technologies, Inc.*	3,968	25,951

		12,663,580

Marine 0.1%
Baltic Trading Ltd. (a)	5,977	28,391
Eagle Bulk Shipping, Inc.* (a)	22,174	20,890
Excel Maritime Carriers Ltd.* (a)	16,383	23,755
Genco Shipping & Trading Ltd.* (a)	10,412	70,385
International Shipholding Corp.	1,854	34,651
Ultrapetrol Bahamas Ltd.* (a)	7,530	22,440

		200,512

Media 1.3%
AH Belo Corp., Class A	6,781	32,210
Arbitron, Inc.	9,570	329,304
Belo Corp., Class A	32,676	205,859
Central European Media Enterprises Ltd., Class A* (a)	12,936	84,343
Cinemark Holdings, Inc.	32,786	606,213
Crown Media Holdings, Inc., Class A* (a)	12,927	15,642
Cumulus Media, Inc., Class A*	13,046	43,574
Dial Global, Inc.* (a)	1,782	5,685
Digital Generation, Inc.*	9,684	115,433
E.W. Scripps Co. (The), Class A*	11,127	89,127
Entercom Communications Corp., Class A*	8,450	51,968
Entravision Communications Corp., Class A	18,315	28,571
Fisher Communications, Inc.*	3,105	89,517
Global Sources Ltd.*	4,059	19,686
Gray Television, Inc.*	17,984	29,134
Harte-Hanks, Inc.	15,660	142,349

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Journal Communications, Inc., Class A*	15,269	$67,184
Knology, Inc.*	10,599	150,506
LIN TV Corp., Class A*	10,288	43,518
Lions Gate Entertainment Corp.*	15,889	132,196
Live Nation Entertainment, Inc.*	49,793	413,780
Martha Stewart Living Omnimedia, Class A (a)	9,375	41,250
McClatchy Co. (The), Class A* (a)	20,023	47,855
MDC Partners, Inc., Class A	8,849	119,638
Meredith Corp. (a)	12,819	418,540
National CineMedia, Inc.	19,467	241,391
New York Times Co. (The), Class A*	48,367	373,877
Nexstar Broadcasting Group, Inc., Class A*	3,955	31,007
Outdoor Channel Holdings, Inc.	4,920	36,703
ReachLocal, Inc.*	3,569	22,056
Rentrak Corp.*	3,309	47,253
Saga Communications, Inc., Class A*	1,246	46,575
Scholastic Corp.	9,368	280,759
Sinclair Broadcast Group, Inc., Class A	17,800	201,674
Valassis Communications, Inc.* (a)	15,786	303,565
Value Line, Inc.	384	3,948
World Wrestling Entertainment, Inc., Class A (a)	9,692	90,329

		5,002,219

Metals & Mining 1.4%
AM Castle & Co.*	5,837	55,218
AMCOL International Corp.	8,597	230,829
Century Aluminum Co.*	18,212	154,984
Coeur d’Alene Mines Corp.*	31,575	762,220
General Moly, Inc.* (a)	23,832	73,641
Globe Specialty Metals, Inc.	22,236	297,740
Gold Resource Corp. (a)	10,013	212,776
Golden Minerals Co.* (a)	9,793	56,897
Golden Star Resources Ltd.*	91,311	150,663
Handy & Harman Ltd.*	2,054	20,335
Haynes International, Inc.	4,305	235,053
Hecla Mining Co.	98,507	515,192
Horsehead Holding Corp.*	15,421	138,943
Jaguar Mining, Inc.* (a)	29,770	189,933
Kaiser Aluminum Corp.	5,744	263,535
Materion Corp.*	7,201	174,840
Metals USA Holdings Corp.*	4,006	45,067
Midway Gold Corp.* (a)	30,108	63,528
Noranda Aluminum Holding Corp.	7,995	65,959
Olympic Steel, Inc.	3,221	75,114
Paramount Gold and Silver Corp.* (a)	41,347	88,483
Revett Minerals, Inc.* (a)	8,650	40,828
RTI International Metals, Inc.*	10,646	247,094
Stillwater Mining Co.*	40,662	425,325
SunCoke Energy, Inc.* (a)	4,657	52,158
Thompson Creek Metals Co., Inc.*	53,901	375,151
Universal Stainless & Alloy*	2,507	93,662

2011 Annual Report	25

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
US Energy Corp. Wyoming*	8,843	$25,733
US Gold Corp.* (a)	37,205	125,009
Vista Gold Corp.*	25,047	76,894
Worthington Industries, Inc.	20,287	332,301

		5,665,105

Multiline Retail 0.3%
99 Cents Only Stores*	16,513	362,460
Bon-Ton Stores, Inc. (The) (a)	4,272	14,397
Fred’s, Inc., Class A	13,072	190,590
Gordmans Stores, Inc.*	1,924	24,185
Saks, Inc.* (a)	40,686	396,688
Tuesday Morning Corp.*	15,076	52,012

		1,040,332

Multi-Utilities 0.4%
Avista Corp.	20,335	523,626
Black Hills Corp.	13,900	466,762
CH Energy Group, Inc.	5,485	320,215
NorthWestern Corp.	12,799	458,076

		1,768,679

Oil, Gas & Consumable Fuels 4.5%
Abraxas Petroleum Corp.* (a)	29,029	95,796
Alon USA Energy, Inc.	3,911	34,065
Amyris, Inc.* (a)	6,222	71,802
Apco Oil and Gas International, Inc. (a)	3,216	262,812
Approach Resources, Inc.* (a)	9,181	270,013
ATP Oil & Gas Corp.* (a)	15,699	115,545
Berry Petroleum Co., Class A	18,178	763,840
Bill Barrett Corp.*	16,638	566,857
BPZ Resources, Inc.* (a)	36,008	102,263
Callon Petroleum Co.*	13,798	68,576
CAMAC Energy, Inc.* (a)	21,065	21,276
Carrizo Oil & Gas, Inc.*	13,726	361,680
Cheniere Energy, Inc.* (a)	29,196	253,713
Clayton Williams Energy, Inc.*	2,081	157,906
Clean Energy Fuels Corp.* (a)	17,512	218,200
Cloud Peak Energy, Inc.*	21,489	415,167
Comstock Resources, Inc.*	16,797	256,994
Contango Oil & Gas Co.*	4,297	249,999
Crimson Exploration, Inc.* (a)	7,840	22,422
Crosstex Energy, Inc.	14,349	181,371
CVR Energy, Inc.*	30,974	580,143
Delek US Holdings, Inc.	5,020	57,278
DHT Holdings, Inc. (a)	23,857	17,654
Endeavour International Corp.* (a)	13,099	113,830
Energy Partners Ltd.*	10,214	149,124
Energy XXI (Bermuda) Ltd.*	26,557	846,637
Evolution Petroleum Corp.*	5,545	44,637
Frontline Ltd. (a)	18,183	78,005
FX Energy, Inc.*	18,464	88,627
Gastar Exploration Ltd.*	20,468	65,088

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
GeoResources, Inc.*	7,074	$207,339
Gevo, Inc.* (a)	2,202	13,851
GMX Resources, Inc.* (a)	21,786	27,232
Golar LNG Ltd.	14,068	625,323
Goodrich Petroleum Corp.* (a)	9,131	125,369
Green Plains Renewable Energy, Inc.* (a)	6,548	63,908
Gulfport Energy Corp.*	16,077	473,468
Hallador Energy Co.	1,497	14,865
Harvest Natural Resources, Inc.* (a)	11,976	88,383
Houston American Energy Corp.* (a)	5,814	70,873
Hyperdynamics Corp.* (a)	54,854	134,392
Isramco, Inc.* (a)	385	34,481
James River Coal Co.* (a)	12,538	86,763
KiOR, Inc., Class A* (a)	3,726	37,931
Knightsbridge Tankers Ltd. (a)	7,801	106,640
Kodiak Oil & Gas Corp.* (a)	90,860	863,170
L&L Energy, Inc.* (a)	8,051	20,852
Magnum Hunter Resources Corp.* (a)	39,297	211,811
McMoRan Exploration Co.* (a)	34,642	504,041
Miller Energy Resources, Inc.* (a)	11,278	31,466
Nordic American Tankers Ltd. (a)	16,721	200,485
Northern Oil and Gas, Inc.* (a)	22,262	533,843
Oasis Petroleum, Inc.*	20,987	610,512
Overseas Shipholding Group, Inc. (a)	9,417	102,928
Panhandle Oil and Gas, Inc., Class A	2,477	81,270
Patriot Coal Corp.*	32,216	272,870
Penn Virginia Corp.	16,141	85,386
Petroleum Development Corp.*	8,289	291,027
PetroQuest Energy, Inc.*	19,763	130,436
Rentech, Inc.*	74,287	97,316
Resolute Energy Corp.* (a)	16,250	175,500
REX American Resources Corp.*	2,116	46,785
Rex Energy Corp.*	12,300	181,548
Rosetta Resources, Inc.*	18,683	812,710
Scorpio Tankers, Inc.*	10,461	51,154
SemGroup Corp., Class A*	14,648	381,727
Ship Finance International Ltd. (a)	15,992	149,365
Solazyme, Inc.* (a)	3,833	45,613
Stone Energy Corp.*	17,281	455,873
Swift Energy Co.*	14,960	444,611
Syntroleum Corp.*	32,159	30,873
Targa Resources Corp.	5,787	235,473
Teekay Tankers Ltd., Class A (a)	14,947	52,613
Triangle Petroleum Corp.*	15,158	90,493
Uranerz Energy Corp.* (a)	22,400	40,768
Uranium Energy Corp.* (a)	26,566	81,292
Uranium Resources, Inc.* (a)	34,137	24,783
Ur-Energy, Inc.* (a)	37,709	32,392
USEC, Inc.* (a)	40,424	46,083
VAALCO Energy, Inc.*	18,066	109,119
Venoco, Inc.*	10,435	70,645
Voyager Oil & Gas, Inc.* (a)	16,158	41,526
W&T Offshore, Inc.	12,300	260,883

26	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Warren Resources, Inc.*	25,259	$82,344
Western Refining, Inc.*	18,631	247,606
Westmoreland Coal Co.*	3,426	43,681
World Fuel Services Corp.	24,984	1,048,828
Zion Oil & Gas, Inc.* (a)	11,031	24,379

		17,988,218

Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	14,071	470,534
Clearwater Paper Corp.*	8,119	289,118
Deltic Timber Corp.	3,805	229,784
KapStone Paper and Packaging Corp.*	13,775	216,818
Louisiana-Pacific Corp.*	46,616	376,191
Neenah Paper, Inc.	5,262	117,448
P.H. Glatfelter Co.	15,392	217,335
Schweitzer-Mauduit International, Inc.	5,680	377,493
Verso Paper Corp.* (a)	5,399	5,183
Wausau Paper Corp.	17,374	143,509

		2,443,413

Personal Products 0.5%
Elizabeth Arden, Inc.*	8,626	319,507
Female Health Co. (The) (a)	6,731	30,357
Inter Parfums, Inc.	5,716	88,941
Medifast, Inc.* (a)	4,860	66,679
Nature’s Sunshine Products, Inc.* (a)	3,929	60,978
Nu Skin Enterprises, Inc., Class A	19,331	938,907
Nutraceutical International Corp.*	3,159	35,760
Prestige Brands Holdings, Inc.*	17,761	200,166
Revlon, Inc., Class A*	3,810	56,655
Schiff Nutrition International, Inc.*	4,262	45,603
Synutra International, Inc.*	6,335	32,055
USANA Health Sciences, Inc.* (a)	2,286	69,426

		1,945,034

Pharmaceuticals 1.8%
Acura Pharmaceuticals, Inc.* (a)	4,017	14,019
Akorn, Inc.*	19,791	220,076
Alimera Sciences, Inc.*	4,357	5,446
Ampio Pharmaceuticals, Inc.*	7,247	30,945
Auxilium Pharmaceuticals, Inc.*	16,881	336,438
AVANIR Pharmaceuticals, Inc., Class A* (a)	43,823	89,837
Cadence Pharmaceuticals, Inc.* (a)	17,477	69,034
Columbia Laboratories, Inc.* (a)	20,496	51,240
Corcept Therapeutics, Inc.*	14,279	48,834
Cornerstone Therapeutics, Inc.*	2,790	15,624
Depomed, Inc.*	18,980	98,316
Durect Corp.*	27,927	32,954
Endocyte, Inc.*	6,160	23,162
Hi-Tech Pharmacal Co., Inc.* (a)	3,657	142,221
Impax Laboratories, Inc.*	23,040	464,717
ISTA Pharmaceuticals, Inc.*	11,322	79,820
Jazz Pharmaceuticals, Inc.*	7,789	300,889

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
K-V Pharmaceutical Co., Class A* (a)	18,825	$26,355
Lannett Co., Inc.*	5,923	26,180
MAP Pharmaceuticals, Inc.*	7,719	101,659
Medicines Co. (The)*	19,011	354,365
Medicis Pharmaceutical Corp., Class A	21,783	724,285
Nektar Therapeutics* (a)	40,267	225,294
Neostem, Inc.* (a)	18,170	9,212
Obagi Medical Products, Inc.*	6,544	66,487
Optimer Pharmaceuticals, Inc.* (a)	16,349	200,112
Pacira Pharmaceuticals, Inc.*	2,594	22,438
Pain Therapeutics, Inc.*	12,942	49,180
Par Pharmaceutical Cos., Inc.*	12,778	418,224
Pernix Therapeutics Holdings, Inc.*	1,401	12,973
Pozen, Inc.*	9,106	35,969
Questcor Pharmaceuticals, Inc.*	18,729	778,752
Sagent Pharmaceuticals, Inc.* (a)	2,311	48,531
Salix Pharmaceuticals Ltd.*	20,596	985,519
Santarus, Inc.*	18,704	61,910
Sucampo Pharmaceuticals, Inc., Class A*	4,545	20,134
Transcept Pharmaceuticals, Inc.* (a)	1,821	14,258
ViroPharma, Inc.*	24,959	683,627
Vivus, Inc.* (a)	31,353	305,692
XenoPort, Inc.*	12,368	47,122

		7,241,850

Professional Services 1.5%
Acacia Research Corp.*	15,080	550,571
Advisory Board Co. (The)*	5,585	414,463
Barrett Business Services, Inc.	2,638	52,654
CBIZ, Inc.*	13,885	84,837
CDI Corp.	4,486	61,952
Corporate Executive Board Co. (The)	12,178	463,982
CoStar Group, Inc.*	8,915	594,898
CRA International, Inc.*	3,825	75,888
Dolan Co. (The)*	10,698	91,147
Exponent, Inc.*	4,666	214,496
Franklin Covey Co.* (a)	4,614	39,081
FTI Consulting, Inc.*	14,820	628,664
GP Strategies Corp.*	5,220	70,366
Heidrick & Struggles International, Inc.	6,282	135,314
Hill International, Inc.*	8,736	44,903
Hudson Highland Group, Inc.*	11,517	55,166
Huron Consulting Group, Inc.*	7,823	303,063
ICF International, Inc.*	6,933	171,800
Insperity, Inc.	8,091	205,107
Kelly Services, Inc., Class A	9,410	128,729
Kforce, Inc.*	10,487	129,305
Korn/Ferry International*	16,579	282,838
Mistras Group, Inc.*	5,186	132,191
Navigant Consulting, Inc.*	18,200	207,662
Odyssey Marine Exploration, Inc.* (a)	25,517	69,916
On Assignment, Inc.*	13,050	145,899
Pendrell Corp.*	53,668	137,390

2011 Annual Report	27

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Resources Connection, Inc.	16,385	$173,517
RPX Corp.*	3,480	44,022
TrueBlue, Inc.*	14,157	196,499
VSE Corp.	1,486	36,080

		5,942,400

Real Estate Investment Trusts (REITs) 8.6%
Acadia Realty Trust	15,018	302,462
AG Mortgage Investment Trust, Inc. (a)	2,225	44,789
Agree Realty Corp.	3,496	85,232
Alexander’s, Inc.	723	267,532
American Assets Trust, Inc.	11,337	232,522
American Campus Communities, Inc.	23,944	1,004,690
American Capital Mortgage Investment Corp.	2,845	53,543
Anworth Mortgage Asset Corp.	47,551	298,620
Apollo Commercial Real Estate Finance, Inc.	7,260	95,324
ARMOUR Residential REIT, Inc. (a)	32,679	230,387
Ashford Hospitality Trust, Inc.	18,424	147,392
Associated Estates Realty Corp.	14,625	233,269
BioMed Realty Trust, Inc.	54,291	981,581
Campus Crest Communities, Inc.	10,800	108,648
CapLease, Inc.	24,114	97,421
Capstead Mortgage Corp.	29,889	371,819
CBL & Associates Properties, Inc.	52,362	822,083
Cedar Realty Trust, Inc.	19,909	85,808
Chatham Lodging Trust	4,874	52,542
Chesapeake Lodging Trust	11,378	175,904
Cogdell Spencer, Inc.	15,795	67,129
Colonial Properties Trust	29,462	614,577
Colony Financial, Inc.	11,610	182,393
Coresite Realty Corp.	7,005	124,829
Cousins Properties, Inc.	32,297	207,024
CreXus Investment Corp.	20,279	210,496
CubeSmart	43,270	460,393
CYS Investments, Inc. (a)	29,103	382,413
DCT Industrial Trust, Inc.	86,802	444,426
DiamondRock Hospitality Co.	59,155	570,254
DuPont Fabros Technology, Inc. (a)	20,748	502,517
Dynex Capital, Inc.	14,247	130,075
EastGroup Properties, Inc.	9,541	414,843
Education Realty Trust, Inc.	32,466	332,127
Entertainment Properties Trust	16,465	719,685
Equity Lifestyle Properties, Inc.	10,845	723,253
Equity One, Inc.	18,989	322,433
Excel Trust, Inc.	10,847	130,164
Extra Space Storage, Inc.	33,122	802,546
FelCor Lodging Trust, Inc.*	43,987	134,160
First Industrial Realty Trust, Inc.*	30,563	312,659
First Potomac Realty Trust	17,699	230,972
Franklin Street Properties Corp.	25,085	249,596
Getty Realty Corp.	9,192	128,228

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Gladstone Commercial Corp. (a)	3,872	$67,954
Glimcher Realty Trust	37,849	348,211
Government Properties Income Trust	12,514	282,191
Hatteras Financial Corp.	26,394	696,010
Healthcare Realty Trust, Inc.	27,498	511,188
Hersha Hospitality Trust	49,801	243,029
Highwoods Properties, Inc.	24,083	714,543
Home Properties, Inc.	16,937	975,063
Hudson Pacific Properties, Inc.	7,777	110,122
Inland Real Estate Corp.	27,372	208,301
Invesco Mortgage Capital, Inc.	40,787	573,057
Investors Real Estate Trust (a)	28,496	207,878
iStar Financial, Inc.* (a)	28,892	152,839
Kilroy Realty Corp.	20,630	785,384
Kite Realty Group Trust	19,786	89,235
LaSalle Hotel Properties	30,032	727,075
Lexington Realty Trust	42,357	317,254
LTC Properties, Inc.	10,727	331,035
Medical Properties Trust, Inc.	39,550	390,358
MFA Financial, Inc.	125,919	846,176
Mid-America Apartment Communities, Inc.	12,939	809,334
Mission West Properties, Inc.	6,189	55,825
Monmouth Real Estate Investment Corp., Class A	13,896	127,148
MPG Office Trust, Inc.* (a)	16,944	33,719
National Health Investors, Inc.	8,614	378,844
National Retail Properties, Inc.	36,853	972,182
Newcastle Investment Corp.	37,162	172,803
NorthStar Realty Finance Corp.	33,888	161,646
Omega Healthcare Investors, Inc.	35,916	694,975
One Liberty Properties, Inc.	3,939	64,993
Parkway Properties, Inc.	7,754	76,454
Pebblebrook Hotel Trust	17,967	344,607
Pennsylvania Real Estate Investment Trust	19,670	205,355
PennyMac Mortgage Investment Trust	9,787	162,660
Post Properties, Inc.	17,574	768,335
Potlatch Corp.	14,187	441,358
PS Business Parks, Inc.	6,569	364,120
RAIT Financial Trust (a)	14,152	67,222
Ramco-Gershenson Properties Trust	13,665	134,327
Redwood Trust, Inc.	27,765	282,648
Resource Capital Corp.	27,460	154,051
Retail Opportunity Investments Corp.	17,487	207,046
RLJ Lodging Trust	9,729	163,739
Sabra Health Care REIT, Inc.	13,030	157,533
Saul Centers, Inc.	2,586	91,596
Sovran Self Storage, Inc.	9,773	417,014
STAG Industrial, Inc.	5,519	63,303
Starwood Property Trust, Inc.	32,941	609,738
Strategic Hotels & Resorts, Inc.*	61,691	331,281
Summit Hotel Properties, Inc.	9,619	90,803
Sun Communities, Inc.	7,490	273,610

28	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors, Inc.*	41,717	$339,994
Tanger Factory Outlet Centers	30,296	888,279
Terreno Realty Corp.	3,164	47,903
Two Harbors Investment Corp.	49,652	458,784
UMH Properties, Inc.	4,177	38,888
Universal Health Realty Income Trust	4,200	163,800
Urstadt Biddle Properties, Inc., Class A	8,175	147,804
Washington Real Estate Investment Trust	23,287	636,899
Whitestone REIT, Class B	2,506	29,821
Winthrop Realty Trust	10,206	103,795

		34,399,899

Real Estate Management & Development 0.1%
Avatar Holdings, Inc.*	3,182	22,847
Consolidated-Tomoka Land Co.	1,420	38,439
Forestar Group, Inc.*	12,503	189,170
Kennedy-Wilson Holdings, Inc. (a)	9,498	100,489
Tejon Ranch Co.*	5,018	122,841

		473,786

Road & Rail 1.2%
Amerco, Inc.	3,057	270,239
Arkansas Best Corp.	8,971	172,871
Avis Budget Group, Inc.*	37,040	397,069
Celadon Group, Inc.	7,093	83,768
Covenant Transportation Group, Inc., Class A*	2,690	7,989
Dollar Thrifty Automotive Group, Inc.*	10,201	716,722
Genesee & Wyoming, Inc., Class A*	13,976	846,666
Heartland Express, Inc.	17,799	254,348
Knight Transportation, Inc.	21,539	336,870
Marten Transport Ltd.	5,483	98,639
Old Dominion Freight Line, Inc.*	16,733	678,189
Patriot Transportation Holding, Inc.*	2,143	46,503
Quality Distribution, Inc.*	5,225	58,781
RailAmerica, Inc.*	7,534	112,181
Roadrunner Transportation Systems, Inc.*	3,121	44,100
Saia, Inc.*	5,610	70,013
Swift Transportation Co.* (a)	27,944	230,259
Universal Truckload Services, Inc.	1,865	33,850
Werner Enterprises, Inc.	15,463	372,658
Zipcar, Inc.* (a)	3,558	47,748

		4,879,463

Semiconductors & Semiconductor Equipment 3.5%
Advanced Analogic Technologies, Inc.*	15,139	87,503
Advanced Energy Industries, Inc.*	15,376	164,984
Alpha & Omega Semiconductor Ltd.*	5,029	36,762
Amkor Technology, Inc.*	34,177	149,012
Amtech Systems, Inc.*	3,475	29,572
Anadigics, Inc.*	23,641	51,774
Applied Micro Circuits Corp.*	22,370	150,326
ATMI, Inc.*	11,169	223,715

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc.*	37,125	$49,376
AXT, Inc.*	11,136	46,437
Brooks Automation, Inc.	23,352	239,825
Cabot Microelectronics Corp.* (a)	8,291	391,750
Cavium, Inc.*	17,076	485,471
Ceva, Inc.*	8,124	245,832
Cirrus Logic, Inc.*	23,356	370,193
Cohu, Inc.	8,509	96,577
Cymer, Inc.*	10,761	535,467
Diodes, Inc.*	12,465	265,504
DSP Group, Inc.*	7,796	40,617
Entegris, Inc.*	47,407	413,626
Entropic Communications, Inc.* (a)	30,252	154,588
Exar Corp.*	12,876	83,694
FormFactor, Inc.*	17,855	90,346
FSI International, Inc.*	13,492	49,381
GSI Technology, Inc.*	7,279	34,066
GT Advanced Technologies, Inc.*	44,426	321,644
Hittite Microwave Corp.*	11,047	545,501
Inphi Corp.*	7,629	91,243
Integrated Device Technology, Inc.*	52,308	285,602
Integrated Silicon Solution, Inc.*	9,453	86,400
IXYS Corp.*	8,537	92,456
Kopin Corp.*	23,988	93,073
Kulicke & Soffa Industries, Inc.*	25,412	235,061
Lattice Semiconductor Corp.*	41,575	246,956
LTX-Credence Corp.*	17,473	93,481
MaxLinear, Inc., Class A*	5,772	27,417
Micrel, Inc.	17,813	180,089
Microsemi Corp.*	30,478	510,507
Mindspeed Technologies, Inc.*	11,682	53,504
MIPS Technologies, Inc.*	18,580	82,867
MKS Instruments, Inc.	18,436	512,890
Monolithic Power Systems, Inc.*	10,569	159,275
MoSys, Inc.*	11,220	47,124
Nanometrics, Inc.*	7,100	130,782
Netlogic Microsystems, Inc.*	24,086	1,193,943
NVE Corp.*	1,681	93,346
OmniVision Technologies, Inc.*	20,465	250,389
PDF Solutions, Inc.*	8,203	57,175
Pericom Semiconductor Corp.*	8,814	67,075
Photronics, Inc.*	20,763	126,239
PLX Technology, Inc.*	15,425	44,270
Power Integrations, Inc.	10,169	337,204
Rambus, Inc.*	34,653	261,630
RF Micro Devices, Inc.*	97,401	525,965
Rubicon Technology, Inc.* (a)	6,143	57,683
Rudolph Technologies, Inc.*	11,170	103,434
Semtech Corp.*	23,009	571,083
Sigma Designs, Inc.*	11,185	67,110
Silicon Image, Inc.*	28,066	131,910
Spansion, Inc., Class A*	17,767	147,111
Standard Microsystems Corp.*	8,115	209,124

2011 Annual Report	29

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
STR Holdings, Inc.* (a)	10,676	$87,863
Supertex, Inc.*	3,617	68,289
Tessera Technologies, Inc.*	18,041	302,187
TriQuint Semiconductor, Inc.*	57,969	282,309
Ultra Clean Holdings, Inc.*	7,938	48,501
Ultratech, Inc.*	8,869	217,911
Veeco Instruments, Inc.* (a)	14,369	298,875
Volterra Semiconductor Corp.*	8,660	221,783

		14,054,679

Software 4.3%
Accelrys, Inc.*	19,546	131,349
ACI Worldwide, Inc.*	11,782	337,436
Actuate Corp.*	13,431	78,706
Advent Software, Inc.*	11,578	282,040
American Software, Inc., Class A	8,037	75,950
Aspen Technology, Inc.*	29,834	517,620
Blackbaud, Inc.	15,703	434,973
Bottomline Technologies, Inc.*	12,668	293,518
BroadSoft, Inc.*(a)	7,951	240,120
Callidus Software, Inc.*	10,549	67,725
CommVault Systems, Inc.*	15,528	663,356
Concur Technologies, Inc.*	15,744	799,638
Convio, Inc.*	4,187	46,308
Deltek, Inc.*	7,842	77,008
DemandTec, Inc.*	11,390	150,006
Digimarc Corp.*	2,180	52,080
Ebix, Inc. (a)	10,167	224,691
Ellie Mae, Inc.*	3,016	17,040
EPIQ Systems, Inc.	11,082	133,206
ePlus, Inc.*	1,376	38,913
Fair Isaac Corp.	12,590	451,226
FalconStor Software, Inc.*	11,157	28,785
Glu Mobile, Inc.* (a)	16,597	52,115
Guidance Software, Inc.*	5,013	32,484
Imperva, Inc.*	2,174	75,677
Interactive Intelligence Group, Inc.*	5,026	115,196
JDA Software Group, Inc.*	14,920	483,259
Kenexa Corp.*	9,316	248,737
Magma Design Automation, Inc.*	23,560	169,161
Manhattan Associates, Inc.*	7,205	291,658
Mentor Graphics Corp.*	33,962	460,525
MicroStrategy, Inc., Class A*	2,817	305,137
Monotype Imaging Holdings, Inc.*	12,613	196,637
Motricity, Inc.* (a)	12,724	11,452
Netscout Systems, Inc.*	13,183	232,021
NetSuite, Inc.*	9,597	389,158
OPNET Technologies, Inc.	5,079	186,247
Parametric Technology Corp.*	42,017	767,230
Pegasystems, Inc. (a)	5,862	172,343
Progress Software Corp.*	23,644	457,511
PROS Holdings, Inc.*	7,592	112,969
QAD, Inc., Class A*	2,333	24,496

Common Stocks (continued)

	Shares	Market Value

Software (continued)
QLIK Technologies, Inc.*	24,823	$600,717
Quest Software, Inc.*	20,021	372,391
RealPage, Inc.*	10,694	270,237
Rosetta Stone, Inc.* (a)	3,988	30,428
S1 Corp.*	21,136	202,272
Seachange International, Inc.*	9,295	65,344
Smith Micro Software, Inc.*	12,910	14,588
SolarWinds, Inc.*	20,089	561,488
Sourcefire, Inc.*	10,023	324,545
SRS Labs, Inc.*	4,341	24,961
SS&C Technologies Holdings, Inc.*	8,893	160,608
SuccessFactors, Inc.*	29,418	1,172,896
Synchronoss Technologies, Inc.*	9,319	281,527
Take-Two Interactive Software, Inc.*	25,920	351,216
Taleo Corp., Class A*	14,479	560,192
Tangoe, Inc.*	3,586	55,224
TeleCommunication Systems, Inc., Class A*	15,943	37,466
TeleNav, Inc.*	5,711	44,603
THQ, Inc.* (a)	23,871	18,142
TiVo, Inc.*	42,032	377,027
Tyler Technologies, Inc.*	10,474	315,372
Ultimate Software Group, Inc.*	9,109	593,178
VASCO Data Security International, Inc.*	9,527	62,116
Verint Systems, Inc.*	7,465	205,586
VirnetX Holding Corp.* (a)	14,358	358,519
Wave Systems Corp., Class A* (a)	29,111	63,171
Websense, Inc.*	14,092	263,943

		17,313,464

Specialty Retail 3.4%
Aeropostale, Inc.*	28,478	434,290
America’s Car-Mart, Inc.*	3,019	118,284
Ann, Inc.*	18,353	454,787
Asbury Automotive Group, Inc.*	10,290	221,852
Ascena Retail Group, Inc.*	22,147	658,209
Barnes & Noble, Inc.* (a)	10,254	148,478
Bebe Stores, Inc.	13,576	113,088
Big 5 Sporting Goods Corp.	7,790	81,328
Body Central Corp.*	4,138	103,285
Brown Shoe Co., Inc.	14,832	132,005
Buckle, Inc. (The) (a)	9,499	388,224
Build-A-Bear Workshop, Inc.*	5,141	43,493
Cabela’s, Inc.*	15,270	388,163
Casual Male Retail Group, Inc.*	14,695	50,257
Cato Corp. (The), Class A	9,762	236,240
Charming Shoppes, Inc.*	41,022	201,008
Children’s Place Retail Stores, Inc. (The)*	9,197	488,545
Christopher & Banks Corp.	13,157	30,787
Citi Trends, Inc.*	5,188	45,551
Coldwater Creek, Inc.*	26,493	31,262
Collective Brands, Inc.*	21,709	311,958
Conn’s, Inc.* (a)	5,060	56,166
Cost Plus, Inc.*	6,660	64,935

30	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Destination Maternity Corp.	3,767	$62,984
Express, Inc.*	19,471	388,252
Finish Line, Inc. (The), Class A	18,279	352,511
Francesca’s Holdings Corp.* (a)	3,522	60,931
Genesco, Inc.*	8,351	515,591
GNC Holdings, Inc., Class A*	8,057	233,250
Group 1 Automotive, Inc. (a)	8,016	415,229
Haverty Furniture Cos., Inc.	6,628	72,775
hhgregg, Inc.* (a)	5,958	86,093
Hibbett Sports, Inc.*	9,660	436,439
HOT Topic, Inc.	14,920	98,621
Jos. A. Bank Clothiers, Inc.*	9,739	474,874
Kirkland’s, Inc.*	5,913	78,643
Lithia Motors, Inc., Class A	7,783	170,136
Lumber Liquidators Holdings, Inc.* (a)	8,158	144,070
MarineMax, Inc.*	8,146	53,112
Mattress Firm Holding Corp.*	2,258	52,363
Men’s Wearhouse, Inc. (The)	18,157	588,468
Monro Muffler Brake, Inc.	10,748	416,915
New York & Co., Inc.*	9,819	26,119
Office Depot, Inc.*	97,990	210,679
OfficeMax, Inc.*	30,346	137,771
Pacific Sunwear of California, Inc.*	17,220	29,446
Penske Automotive Group, Inc.	15,745	303,091
PEP Boys-Manny Moe & Jack (The)	18,586	204,446
Pier 1 Imports, Inc.*	34,613	482,159
Rent-A-Center, Inc.	20,721	766,677
Rue21, Inc.*	5,277	113,983
Select Comfort Corp.*	19,609	425,319
Shoe Carnival, Inc.*	3,224	82,857
Sonic Automotive, Inc., Class A (a)	14,200	210,302
Stage Stores, Inc.	10,985	152,582
Stein Mart, Inc.*	9,693	66,009
Systemax, Inc.*	3,791	62,210
Talbots, Inc.* (a)	24,646	65,558
Teavana Holdings, Inc.* (a)	2,474	46,462
Vitamin Shoppe, Inc.*	8,745	348,751
West Marine, Inc.*	5,175	60,185
Wet Seal, Inc. (The), Class A*	31,928	104,085
Winmark Corp.	771	44,232
Zale Corp.* (a)	11,122	42,375
Zumiez, Inc.*	7,492	207,978

		13,696,728

Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.*	17,326	689,748
Cherokee, Inc.	2,928	34,170
Columbia Sportswear Co.	4,274	198,955
CROCS, Inc.*	31,832	470,159
Delta Apparel, Inc.*	2,434	46,465
G-III Apparel Group Ltd.*	5,820	144,976
Iconix Brand Group, Inc.*	25,716	418,914
Jones Group, Inc. (The)	28,540	301,097

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods (continued)
Kenneth Cole Productions, Inc., Class A*	2,685	$28,434
K-Swiss, Inc., Class A*	9,503	27,749
Liz Claiborne, Inc.* (a)	33,363	287,923
Maidenform Brands, Inc.*	8,242	150,829
Movado Group, Inc.	6,111	111,037
Oxford Industries, Inc.	4,523	204,078
Perry Ellis International, Inc.*	4,266	60,662
Quiksilver, Inc.*	45,780	165,266
RG Barry Corp.	3,056	36,916
Skechers U.S.A., Inc., Class A*	13,202	160,008
Steven Madden Ltd.*	13,336	460,092
True Religion Apparel, Inc.*	9,087	314,228
Unifi, Inc.*	5,019	38,144
Vera Bradley, Inc.* (a)	6,974	224,911
Warnaco Group, Inc. (The)*	14,271	714,121
Wolverine World Wide, Inc.	17,494	623,486

		5,912,368

Thrifts & Mortgage Finance 1.2%
Apollo Residential Mortgage, Inc.	3,553	54,219
Astoria Financial Corp.	30,786	261,373
Bank Mutual Corp.	16,382	52,095
BankFinancial Corp.	7,391	40,798
Beneficial Mutual Bancorp, Inc.*	11,807	98,707
Berkshire Hills Bancorp, Inc.	7,376	163,673
BofI Holding, Inc.*	3,328	54,080
Brookline Bancorp, Inc.	20,983	177,097
Cape Bancorp, Inc.*	4,125	32,381
Charter Financial Corp. (a)	2,408	22,298
Clifton Savings Bancorp, Inc.	3,185	29,557
Dime Community Bancshares, Inc.	11,049	139,217
Doral Financial Corp.*	44,382	42,429
ESB Financial Corp. (a)	4,398	61,880
ESSA Bancorp, Inc.	3,685	38,582
Federal Agricultural Mortgage Corp., Class C	3,486	62,818
First Defiance Financial Corp.	3,376	49,256
First Financial Holdings, Inc.	5,814	51,919
First PacTrust Bancorp, Inc. (a)	3,571	36,603
Flagstar Bancorp, Inc.*	68,042	34,361
Flushing Financial Corp.	11,155	140,888
Fox Chase Bancorp, Inc.	4,803	60,662
Franklin Financial Corp.*	4,827	57,152
Home Federal Bancorp, Inc.	5,864	60,986
Kearny Financial Corp.	4,728	44,916
Meridian Interstate Bancorp, Inc.*	3,005	37,412
MGIC Investment Corp.*	66,248	247,105
Northfield Bancorp, Inc. (a)	6,070	85,951
Northwest Bancshares, Inc.	34,469	428,794
OceanFirst Financial Corp.	5,199	67,951
Ocwen Financial Corp.*	33,906	490,959
Oritani Financial Corp.	16,194	206,797
Provident Financial Services, Inc. (a)	21,407	286,640
Provident New York Bancorp	13,623	90,457

2011 Annual Report	31

Statement of Investments (Continued)

December 31, 2011

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Radian Group, Inc. (a)	47,013	$110,010
Rockville Financial, Inc.	10,471	108,480
Roma Financial Corp.	2,830	27,847
Territorial Bancorp, Inc.	3,860	76,235
Trustco Bank Corp.	33,135	185,887
United Financial Bancorp, Inc.	5,716	91,970
ViewPoint Financial Group	12,312	160,179
Walker & Dunlop, Inc.*	3,833	48,142
Westfield Financial, Inc.	9,967	73,357
WSFS Financial Corp.	2,277	81,881

		4,774,001

Tobacco 0.2%
Alliance One International, Inc.*	30,676	83,439
Star Scientific, Inc.* (a)	37,818	82,443
Universal Corp.	8,166	375,309
Vector Group Ltd. (a)	16,972	301,423

		842,614

Trading Companies & Distributors 1.1%
Aceto Corp.	9,364	64,612
Aircastle Ltd.	19,391	246,653
Applied Industrial Technologies, Inc.	14,946	525,651
Beacon Roofing Supply, Inc.*	16,218	328,090
CAI International, Inc.*	4,252	65,736
DXP Enterprises, Inc.*	3,059	98,500
Essex Rental Corp.* (a)	6,068	17,901
H&E Equipment Services, Inc.*	10,100	135,542
Houston Wire & Cable Co.	6,281	86,803
Interline Brands, Inc.*	11,770	183,259
Kaman Corp.	9,271	253,284
Lawson Products, Inc.	1,263	19,488
RSC Holdings, Inc.*	23,893	442,020
Rush Enterprises, Inc., Class A*	11,431	239,136
SeaCube Container Leasing Ltd.	3,846	56,959
TAL International Group, Inc.	7,761	223,439
Textainer Group Holdings Ltd. (a)	4,025	117,208
Titan Machinery, Inc.*	5,427	117,929
United Rentals, Inc.*	22,041	651,312
Watsco, Inc.	9,916	651,085

		4,524,607

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	7,412	103,694

Water Utilities 0.3%
American States Water Co.	6,599	230,305
Artesian Resources Corp., Class A (a)	2,528	47,602
Cadiz, Inc.*	4,190	40,350
California Water Service Group	14,789	270,047
Connecticut Water Service, Inc.	3,047	82,665
Consolidated Water Co., Ltd.	5,101	43,767
Middlesex Water Co.	5,545	103,470

Common Stocks (continued)

	Shares	Market Value

Water Utilities (continued)
Pennichuck Corp.	1,579	$45,523
SJW Corp.	5,013	118,507
York Water Co. (The)	4,524	79,803

		1,062,039

Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.*	20,510	190,538
NTELOS Holdings Corp.	5,364	109,318
Shenandoah Telecommunications Co.	8,445	88,503
USA Mobility, Inc.	7,926	109,934

		498,293

Total Common Stocks (cost $378,932,474)		389,629,631

Warrant 0.0%†

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., exercise price $10.50, expiring 10/14/13* (a)(b)	3,727	$0

Total Warrant (cost $—)		0

Mutual Fund 2.1%

	Shares	Market Value

Money Market Fund 2.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (c)	8,479,529	$8,479,529

Total Mutual Fund (cost $8,479,529)		8,479,529

32	Annual Report 2011

Repurchase Agreement 8.2%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/2011, due 01/03/2012, repurchase price $32,702,785, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $33,355,214. (d)	$32,702,676	$32,702,676

Total Repurchase Agreement (cost $32,702,676)		32,702,676

Total Investments (cost $420,114,679) (e) — 108.0%		430,811,836
Liabilities in excess of other assets — (8.0%)		(31,731,269)

NET ASSETS — 100.0%		$399,080,567

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $31,526,075.

(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of December 31, 2011.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $32,702,676.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At December 31, 2011, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
141	Russell 2000 Mini Future	03/16/12	$10,417,080	$7,422

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	33

Statement of Assets and Liabilities

December 31, 2011

NVIT Small Cap Index Fund
Assets:
Investments, at value* (cost $387,412,003)	$398,109,160
Repurchase agreement, at value and cost	32,702,676

Total Investments	430,811,836

Cash	6,194
Deposits with broker for futures contracts	877,000
Dividends receivable	587,242
Security lending income receivable	82,977
Receivable for investments sold	545,275
Receivable for capital shares issued	116,661
Prepaid expenses	822

Total Assets	433,028,007

Liabilities:
Payable for capital shares redeemed	1,088,529
Payable for variation margin on futures contracts	39,834
Payable upon return of securities loaned (Note 2)	32,702,676
Accrued expenses and other payables:
Investment advisory fees	69,812
Fund administration fees	15,055
Accounting and transfer agent fees	1,864
Trustee fees	2,944
Custodian fees	2,226
Compliance program costs (Note 3)	536
Professional fees	12,957
Printing fees	9,268
Other	1,739

Total Liabilities	33,947,440

Net Assets	$399,080,567

Represented by:
Capital	$421,353,203
Accumulated undistributed net investment income	670,668
Accumulated net realized losses from investment and futures transactions	(33,647,883)
Net unrealized appreciation/(depreciation) from investments	10,697,157
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	7,422

Net Assets	$399,080,567

Net Assets:
Class Y Shares	$399,080,567

Total	$399,080,567

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	44,585,463

Total	44,585,463

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$8.95
*	Includes value of securities on loan of $31,526,075 (Note 2)

The accompanying notes are an integral part of these financial statements.

34	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$4,804,010
Income from securities lending (Note 2)	678,895
Other income	2,320
Foreign tax withholding	(3,070)

Total Income	5,482,155

EXPENSES:
Investment advisory fees	773,903
Fund administration fees	163,938
Professional fees	31,504
Printing fees	9,571
Trustee fees	13,040
Custodian fees	15,236
Accounting and transfer agent fees	9,427
Compliance program costs (Note 3)	1,904
Other	7,947

Total expenses before earnings credit and fees waived	1,026,470

Earnings credit (Note 4)	(339)
Investment advisory fees waived (Note 3)	(47,891)

Net Expenses	978,240

NET INVESTMENT INCOME	4,503,915

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,535,706
Net realized losses from futures transactions (Note 2)	(287,250)

Net realized gains from investment and futures transactions	6,248,456

Net change in unrealized appreciation/(depreciation) from investments	(22,796,851)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(136,760)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(22,933,611)

Net realized/unrealized losses from investments and futures transactions	(16,685,155)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,181,240)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	35

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$4,503,915	$3,807,060
Net realized gains/(losses) from investment and futures transactions	6,248,456	(177,168)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(22,933,611)	71,930,511

Change in net assets resulting from operations	(12,181,240)	75,560,403

Distributions to Shareholders From:
Net investment income:
Class Y	(3,902,359)	(4,017,979)

Change in net assets from shareholder distributions	(3,902,359)	(4,017,979)

Change in net assets from capital transactions	59,625,032	(5,892,221)

Change in net assets	43,541,433	65,650,203

Net Assets:
Beginning of year	355,539,134	289,888,931

End of year	$399,080,567	$355,539,134

Accumulated undistributed net investment income at end of year	$670,668	$360,975

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$164,130,785	$28,033,751
Dividends reinvested	3,902,359	4,017,979
Cost of shares redeemed	(108,408,112)	(37,943,951)

Total Class Y	59,625,032	(5,892,221)

Change in net assets from capital transactions	$59,625,032	$(5,892,221)

SHARE TRANSACTIONS:
Class Y Shares
Issued	18,121,224	3,434,156
Reinvested	427,580	477,690
Redeemed	(11,668,352)	(4,671,419)

Total Class Y Shares	6,880,452	(759,573)

Total change in shares	6,880,452	(759,573)

The accompanying notes are an integral part of these financial statements.

36	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class Y Shares(d)
Year Ended December 31, 2011(e)	$9.43	0.11	(0.50)	(0.39)	(0.09)	–	–	(0.09)	$8.95	(4.15)%	$399,080,567	0.25%	1.16%	0.27%	29.80%
Year Ended December 31, 2010(e)	$7.54	0.10	1.90	2.00	(0.11)	–	–	(0.11)	$9.43	26.65%	$355,539,134	0.27%	1.24%	0.28%	19.24%
Year Ended December 31, 2009(e)	$6.00	0.08	1.53	1.61	(0.07)	–	–	(0.07)	$7.54	26.95%	$289,888,931	0.30%	1.28%	0.30%	30.26%
Year Ended December 31, 2008	$9.30	0.10	(3.22)	(3.12)	(0.09)	(0.09)	–	(0.18)	$6.00	(34.01)%	$208,119,715	0.30%	1.19%	0.31%	29.74%
Period Ended December 31, 2007(f)	$10.00	0.11	(0.70)	(0.59)	(0.11)	–	–	(0.11)	$9.30	(5.97)%	$343,269,405	0.27%	1.55%	0.28%	21.78%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Effective May 1, 2008, Class ID shares were renamed Class Y shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	37

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17,2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

38	Annual Report 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,622,263	$—	$—	$7,622,263
Air Freight & Logistics	1,316,921	—	—	1,316,921
Airlines	2,452,831	—	—	2,452,831
Auto Components	3,026,632	—	—	3,026,632
Automobiles	75,925	—	—	75,925
Beverages	880,405	—	—	880,405
Biotechnology	14,689,997	—	—	14,689,997
Building Products	2,696,104	—	—	2,696,104
Capital Markets	7,595,785	—	—	7,595,785
Chemicals	7,892,999	—	—	7,892,999
Commercial Banks	24,506,545	—	—	24,506,545
Commercial Services & Supplies	10,316,184	—	—	10,316,184
Communications Equipment	8,209,024	—	—	8,209,024
Computers & Peripherals	2,433,056	—	—	2,433,056
Construction & Engineering	3,056,044	—	—	3,056,044
Construction Materials	751,157	—	—	751,157
Consumer Finance	2,734,093	—	—	2,734,093
Containers & Packaging	641,700	—	—	641,700
Distributors	784,743	—	—	784,743
Diversified Consumer Services	4,724,444	—	—	4,724,444

2011 Annual Report	39

Notes to Financial Statements (Continued)

December 31, 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified Financial Services	$1,028,220	$—	$—	$1,028,220
Diversified Telecommunication Services	2,566,264	—	—	2,566,264
Electric Utilities	6,087,967	—	—	6,087,967
Electrical Equipment	4,475,228	—	—	4,475,228
Electronic Equipment, Instruments & Components	9,669,353	—	—	9,669,353
Energy Equipment & Services	8,194,461	—	—	8,194,461
Food & Staples Retailing	4,507,243	—	—	4,507,243
Food Products	5,522,604	—	—	5,522,604
Gas Utilities	4,588,366	—	—	4,588,366
Health Care Equipment & Supplies	11,913,018	—	—	11,913,018
Health Care Providers & Services	11,941,490	—	—	11,941,490
Health Care Technology	2,122,618	—	—	2,122,618
Hotels, Restaurants & Leisure	10,798,781	—	—	10,798,781
Household Durables	2,987,627	—	—	2,987,627
Household Products	560,780	—	—	560,780
Independent Power Producers & Energy Traders	831,012	—	—	831,012
Industrial Conglomerates	771,258	—	—	771,258
Information Technology Services	8,042,163	—	—	8,042,163
Insurance	10,846,726	—	—	10,846,726
Internet & Catalog Retail	1,277,921	—	—	1,277,921
Internet Software & Services	7,103,052	—	—	7,103,052
Leisure Equipment & Products	1,551,126	—	—	1,551,126
Life Sciences Tools & Services	1,398,524	—	—	1,398,524
Machinery	12,663,580	—	—	12,663,580
Marine	200,512	—	—	200,512
Media	5,002,219	—	—	5,002,219
Metals & Mining	5,665,105	—	—	5,665,105
Multiline Retail	1,040,332	—	—	1,040,332
Multi-Utilities	1,768,679	—	—	1,768,679
Oil, Gas & Consumable Fuels	17,988,218	—	—	17,988,218
Paper & Forest Products	2,443,413	—	—	2,443,413
Personal Products	1,945,034	—	—	1,945,034
Pharmaceuticals	7,241,850	—	—	7,241,850
Professional Services	5,942,400	—	—	5,942,400
Real Estate Investment Trusts (REITs)	34,399,899	—	—	34,399,899
Real Estate Management & Development	473,786	—	—	473,786
Road & Rail	4,879,463	—	—	4,879,463
Semiconductors & Semiconductor Equipment	14,054,679	—	—	14,054,679
Software	17,313,464	—	—	17,313,464
Specialty Retail	13,696,728	—	—	13,696,728
Textiles, Apparel & Luxury Goods	5,912,368	—	—	5,912,368
Thrifts & Mortgage Finance	4,774,001	—	—	4,774,001
Tobacco	842,614	—	—	842,614
Trading Companies & Distributors	4,524,607	—	—	4,524,607
Transportation Infrastructure	103,694	—	—	103,694
Water Utilities	1,062,039	—	—	1,062,039
Wireless Telecommunication Services	498,293	—	—	498,293
Total Common Stocks	$389,629,631	$—	$—	$389,629,631

40	Annual Report 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$7,422	$—	$—	$7,422
Mutual Fund	8,479,529	—	—	8,479,529
Repurchase Agreement	—	32,702,676	—	32,702,676
Warrant	—	—	—	—
Total	$398,116,582	$32,702,676	$—	$430,819,258
*	See Statement of Investments for identification of Fund investments by type and industry classifications.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/10	$25,040	$25,040
Realized Loss	(26,170)	(26,170)
Change in Unrealized Appreciation/(Depreciation)	16,535	16,535
Purchases*	—	—
Sales	(15,405)	(15,405)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/11	$—	$—
Change in Unrealized Appreciation/(Depreciation) for investments still held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The

2011 Annual Report	41

Notes to Financial Statements (Continued)

December 31, 2011

Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2011

Assets:	Statement of Assets & Liabilities Location	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$7,422
Total		$7,422
*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2011

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(287,250)
Total	$(287,250)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the year ended December 31, 2011

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(136,760)
Total	$(136,760)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2011.

(c)	Repurchase Agreements

The Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

42	Annual Report 2011

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$31,526,075	$32,702,676

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to passive foreign investment company (“PFIC”) gains and losses and prior period return of capital distributions from real estate investment trusts (“REITs”). These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment

2011 Annual Report	43

Notes to Financial Statements (Continued)

December 31, 2011

income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions relates to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

44	Annual Report 2011

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $3 billion	0.19%
$3 billion and more	0.18%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.30% for all share classes until at least April 30, 2012.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, there were no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $47,891 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

2011 Annual Report	45

Notes to Financial Statements (Continued)

December 31, 2011

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $1,904.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $172,780,676 and sales of $114,456,185 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

46	Annual Report 2011

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,902,359	$—	$3,902,359	$—	$3,902,359

Amounts designated as “—” are zero or have been rounded to zero.

2011 Annual Report	47

Notes to Financial Statements (Continued)

December 31, 2011

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,017,979	$—	$4,017,979	$—	$4,017,979

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$788,482	$—	$788,482	$—	$(20,998,401)	$(2,062,717)	$(22,272,636)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales, PFICs, and return of capital.

As of December 31, 2011, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$432,874,553	$65,502,201	$(67,564,918)	$(2,062,717)

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards not subject to the Modernization Act, and may expire unused.

Amount	Expires
$20,998,401	2017

During the year ended December 31, 2011, for federal income tax purposes, the Fund utilized capital loss carryforwards of $11,057,757 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

48	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Small Cap Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Small Cap Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	49

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 68.15%.

50	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	51

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

52	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A

2011 Annual Report	53

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

54	Annual Report 2011

NVIT Large Cap Growth Fund

(formerly Oppenheimer NVIT Large Cap Growth Fund)

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Supplemental Information

29	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-LCG (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,” a Fed initiative to extend the average maturity of its

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site, nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Growth funds may underperform other funds that use different investing styles.

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Equity investments are subject to stock market risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage- backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are

4	Annual Report 2011

nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term) volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are

2011 Annual Report	5

Important Disclosures (Continued)

subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by

Nationwide Mutual Insurance Company (95.2%) and

Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. NISC is not an affiliate of The Boston Company Asset Management, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of The Boston Company Asset Management, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

NVIT Large Cap Growth Fund

(formerly, Oppenheimer NVIT Large Cap Growth Fund)

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund) (Class II at NAV) registered (2.50)% versus 2.64% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 241 funds as of December 31, 2011) was (2.34)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The greatest contributors to relative Fund performance for the reporting period were the consumer discretionary, industrials and consumer staples sectors. The holdings that contributed most significantly to Fund performance for the reporting period were Apple Inc., McDonald’s Corp. and MasterCard Inc.

Apple boosted relative Fund performance. The company beat gross margin expectations driven by much-better-than-expected sales of iPads and iPhones. Sales of iPhones in particular increased during the reporting period as this product was offered by more carriers and in more countries.

Fund holding McDonald’s continued to post strong earnings and growth during the reporting period. Same-store sales were strong and exceeded estimates in all regions. In addition, two-year positive trends accelerated for stores in the United States and Europe. The company’s sustained momentum during the reporting period was driven by menu innovation, restaurant remodels and pricing initiatives.

During the reporting period, Fund holding MasterCard experienced strong revenue growth fueled by increases in volume and processed transactions, which led to solid earnings for the company.

What areas of investment detracted from Fund performance?

The most significant detractors from relative Fund performance during the reporting period were the energy, information technology and financials sectors. The holdings that detracted the most from Fund performance for the reporting period were Schlumberger N.V., Freeport-McMoRan Copper & Gold Inc. and Broadcom Corp.

Fund holding Schlumberger underperformed during the reporting period, which hurt relative Fund performance. The oil services company’s performance estimates were trimmed when delays in a few large international projects left some equipment and staff underutilized. In addition, investors remained wary of weakness in the global economy and its potential impact on demand for oil.

The portfolio’s lack of exposure to Exxon Mobil Corp. weighed on relative performance as shares traded higher due to increased demand and crude oil pricing expectations.

Freeport-McMoRan Copper & Gold was another detracting Fund holding. The company’s weaker results were primarily due to lower copper prices. In addition, strikes at one of the company’s sites resulted in lower production of copper and gold in the third quarter of 2011, which had a negative impact on the company’s results.

Fund holding Broadcom, a provider of semiconductors for wired and wireless communications, also disappointed. The stock’s weakness centered on iPad concerns, specifically the possibility of excess iPad2 component inventory and a weaker sell-through rate (a percentage comparison of the amount of inventory a retailer receives from a supplier against actual consumer sales). Other concerns included Broadcom’s lack of presence on the recently launched seven-inch Amazon Kindle Fire.

Subadviser:

The Boston Company Asset Management, LLC

Portfolio Managers:

Barry Mills, David Sealy and Elizabeth Slover

2011 Annual Report	7

Fund Performance	NVIT Large Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class I	(2.23)%	16.49%
Class II	(2.50)%	16.19%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2009.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.77%	0.65%
Class II	1.02%	0.90%
*	Current effective prospectus dated May 1, 2011. The difference between gross and net operating expenses reflects contractual waivers in place through December 10, 2012. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Large Cap Growth Fund since inception versus performance of the Russell 1000® Growth Index(a), and the Consumer Price Index (CPI)(b) since 4/1/09. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000® Index (the 1,000 largest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization) with higher price-to-book ratios and higher forecasted growth values.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	NVIT Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

NVIT Large Cap Growth Fund		Beginning Account Value ($) 07/01/11	Ending Account Value ($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class I Shares	Actual	1,000.00	927.30	3.11	0.64
	Hypothetical[b]	1,000.00	1,021.98	3.26	0.64
Class II Shares	Actual	1,000.00	926.50	4.32	0.89
	Hypothetical[b]	1,000.00	1,020.72	4.53	0.89

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary December 31, 2011	NVIT Large Cap Growth Fund

Asset Allocation
Common Stocks	99.5%
Mutual Fund	0.5%
Liabilities in excess of other assets†	0.0%

100.0%

Top Industries ††
Computers & Peripherals	8.5%
Machinery	7.3%
Software	6.3%
Oil, Gas & Consumable Fuels	5.9%
Pharmaceuticals	5.2%
Communications Equipment	4.7%
Energy Equipment & Services	4.6%
Semiconductors & Semiconductor Equipment	4.1%
Internet Software & Services	3.8%
Biotechnology	3.4%
Other Industries	46.2%

100.0%

Top Holdings ††
Apple, Inc.	6.1%
Google, Inc., Class A	3.8%
Philip Morris International, Inc.	3.1%
QUALCOMM, Inc.	3.0%
Caterpillar, Inc.	2.8%
PepsiCo, Inc.	2.5%
Schlumberger Ltd.	2.1%
Oracle Corp.	1.9%
Eaton Corp.	1.8%
Amazon.com, Inc.	1.8%
Other Holdings	71.1%

100.0%

†	Amount rounds to less than 0.1%.

††	Percentages indicated are based upon total investments as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

NVIT Large Cap Growth Fund

Common Stocks 99.5%

	Shares	Market Value

Aerospace & Defense 1.1%
Precision Castparts Corp.	90,400	$14,897,016

Auto Components 0.8%
Johnson Controls, Inc.	331,870	10,374,256

Beverages 3.2%
Coca-Cola Enterprises, Inc.	342,200	8,821,916
PepsiCo, Inc.	501,090	33,247,321

		42,069,237

Biotechnology 3.4%
Alexion Pharmaceuticals, Inc.*	103,500	7,400,250
Biogen Idec, Inc.*	95,100	10,465,755
Celgene Corp.*	200,000	13,520,000
Gilead Sciences, Inc.*	337,530	13,815,103

		45,201,108

Chemicals 2.8%
Air Products & Chemicals, Inc.	125,600	10,699,864
Eastman Chemical Co.	248,800	9,718,128
Monsanto Co.	236,890	16,598,882

		37,016,874

Commercial Banks 0.9%
Wells Fargo & Co.	417,400	11,503,544

Communications Equipment 4.7%
F5 Networks, Inc.*	105,160	11,159,579
QUALCOMM, Inc.	715,600	39,143,320
Riverbed Technology, Inc.*	481,620	11,318,070

		61,620,969

Computers & Peripherals 8.5%
Apple, Inc.*	197,430	79,959,150
EMC Corp.*	733,650	15,802,821
SanDisk Corp.*	320,100	15,752,121

		111,514,092

Consumer Finance 0.9%
Discover Financial Services	466,700	11,200,800

Diversified Financial Services 0.5%
IntercontinentalExchange, Inc.*	57,400	6,919,570

Electrical Equipment 1.5%
Cooper Industries PLC	359,100	19,445,265

Energy Equipment & Services 4.6%
Cameron International Corp.*	172,400	8,480,356
Ensco PLC, ADR-UK	279,100	13,095,372
National Oilwell Varco, Inc.	167,350	11,378,126
Schlumberger Ltd.	405,900	27,727,029

		60,680,883

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	157,740	$10,975,549

Food Products 2.6%
ConAgra Foods, Inc.	658,390	17,381,496
Kraft Foods, Inc., Class A	442,400	16,528,064

		33,909,560

Health Care Providers & Services 2.8%
McKesson Corp.	185,430	14,446,851
Omnicare, Inc.	474,570	16,348,937
WellCare Health Plans, Inc.*	120,100	6,305,250

		37,101,038

Hotels, Restaurants & Leisure 0.7%
Royal Caribbean Cruises Ltd.	380,250	9,418,793

Household Durables 0.8%
Newell Rubbermaid, Inc.	653,500	10,554,025

Household Products 2.6%
Energizer Holdings, Inc.*	196,650	15,236,442
Procter & Gamble Co. (The)	275,000	18,345,250

		33,581,692

Industrial Conglomerates 1.5%
Danaher Corp.	431,240	20,285,530

Information Technology Services 2.9%
MasterCard, Inc., Class A	40,800	15,211,056
Paychex, Inc.	403,270	12,142,460
Teradata Corp.*	215,610	10,459,241

		37,812,757

Internet & Catalog Retail 2.8%
Amazon.com, Inc.*	138,630	23,996,853
priceline.com, Inc.*	28,600	13,376,506

		37,373,359

Internet Software & Services 3.8%
Google, Inc., Class A*	77,950	50,347,905

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.*	222,900	7,785,897

Machinery 7.3%
Caterpillar, Inc.	401,890	36,411,234
Cummins, Inc.	196,300	17,278,326
Dover Corp.	321,560	18,666,558
Eaton Corp.	551,340	23,999,830

		96,355,948

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

Media 3.0%
DIRECTV, Class A*	273,540	$11,696,571
Omnicom Group, Inc.	263,300	11,737,914
Viacom, Inc., Class B	344,410	15,639,658

		39,074,143

Metals & Mining 1.9%
Cliffs Natural Resources, Inc.	150,800	9,402,380
Freeport-McMoRan Copper & Gold, Inc.	421,700	15,514,343

		24,916,723

Multiline Retail 2.8%
Macy’s, Inc.	541,270	17,418,069
Nordstrom, Inc.	201,050	9,994,195
Target Corp.	187,550	9,606,311

		37,018,575

Oil, Gas & Consumable Fuels 5.9%
Chevron Corp.	168,640	17,943,296
EOG Resources, Inc.	178,920	17,625,409
EQT Corp.	121,930	6,680,545
Occidental Petroleum Corp.	152,400	14,279,880
Pioneer Natural Resources Co.	149,340	13,362,943
Southwestern Energy Co.*	246,870	7,885,028

		77,777,101

Pharmaceuticals 5.2%
Allergan, Inc.	115,660	10,148,008
Bristol-Myers Squibb Co.	215,300	7,587,172
Johnson & Johnson	165,570	10,858,081
Merck & Co., Inc.	184,230	6,945,471
Perrigo Co.	77,350	7,526,155
Pfizer, Inc.	663,720	14,362,901
Watson Pharmaceuticals, Inc.*	170,300	10,275,902

		67,703,690

Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	496,220	17,754,752
Broadcom Corp., Class A*	219,830	6,454,209
Cypress Semiconductor Corp.*	679,640	11,479,119
Texas Instruments, Inc.	613,850	17,869,173

		53,557,253

Software 6.3%
Citrix Systems, Inc.*	145,930	8,860,870
Electronic Arts, Inc.*	598,100	12,320,860
Intuit, Inc.	290,400	15,272,136
Oracle Corp.	972,310	24,939,751
Salesforce.com, Inc.*	100,600	10,206,876
VMware, Inc., Class A*	128,700	10,706,553

		82,307,046

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 2.8%
Dick’s Sporting Goods, Inc.	195,890	$7,224,423
Express, Inc.*	351,300	7,004,922
Limited Brands, Inc.	286,950	11,578,433
Ross Stores, Inc.	234,660	11,153,390

		36,961,168

Textiles, Apparel & Luxury Goods 2.3%
Michael Kors Holdings Ltd.*	262,230	7,145,767
PVH Corp.	176,900	12,469,681
Under Armour, Inc., Class A*	138,740	9,960,145

		29,575,593

Tobacco 3.1%
Philip Morris International, Inc.	517,740	40,632,235

Total Common Stocks (cost $1,248,859,129)		1,307,469,194

Mutual Fund 0.5%
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (a)	6,864,654	6,864,654

Total Mutual Fund (cost $6,864,654)		6,864,654

Total Investments (cost $1,255,723,783) (b)—100.0%		1,314,333,848

Liabilities in excess of other assets—0.0%†		(504,215)

NET ASSETS—100.0%		$1,313,829,633

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2011.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

Ltd.	Limited

PLC	Public Limited Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	13

Statement of Assets and Liabilities

December 31, 2011

NVIT Large Cap Growth Fund
Assets:
Investments, at value (cost $1,255,723,783)	$1,314,333,848
Dividends receivable	1,624,921
Receivable for capital shares issued	5,674
Reclaims receivable	311,982
Prepaid expenses	4,676

Total Assets	1,316,281,101

Liabilities:
Payable for capital shares redeemed	1,579,859
Accrued expenses and other payables:
Investment advisory fees	461,069
Fund administration fees	35,680
Distribution fees	59,969
Administrative servicing fees	155,653
Accounting and transfer agent fees	309
Trustee fees	12,240
Custodian fees	8,600
Compliance program costs (Note 3)	1,019
Professional fees	20,178
Printing fees	114,708
Other	2,184

Total Liabilities	2,451,468

Net Assets	$1,313,829,633

Represented by:
Capital	$1,347,365,909
Accumulated undistributed net investment income	390,805
Accumulated net realized losses from investment and foreign currency transactions	(92,528,160)
Net unrealized appreciation/(depreciation) from investments	58,610,065
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(8,986)

Net Assets	$1,313,829,633

Net Assets:
Class I Shares	$1,034,868,666
Class II Shares	278,960,967

Total	$1,313,829,633

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	70,458,612
Class II Shares	19,044,170

Total	89,502,782

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.69
Class II Shares	$14.65

The accompanying notes are an integral part of these financial statements.

14	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

NVIT Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$21,618,501
Other income	2,427
Foreign tax withholding	(376,470)

Total Income	21,244,458

EXPENSES:
Investment advisory fees	7,532,226
Fund administration fees	463,434
Distribution fees Class II Shares	806,025
Administrative servicing fees Class I Shares	1,776,064
Administrative servicing fees Class II Shares	483,618
Professional fees	100,176
Printing fees	320,418
Trustee fees	65,244
Custodian fees	64,143
Accounting and transfer agent fees	22,875
Compliance program costs (Note 3)	7,598
Other	45,932

Total expenses before earnings credit, fees waived and expenses reimbursed	11,687,753

Earnings credit (Note 4)	(2,553)
Investment advisory fees waived (Note 3)	(67,693)
Expenses reimbursed by adviser (Note 3)	(1,092,349)

Net Expenses	10,525,158

NET INVESTMENT INCOME	10,719,300

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(91,216,752)
Net realized losses from foreign currency transactions (Note 2)	(302,323)

Net realized losses from investment and foreign currency transactions	(91,519,075)

Net change in unrealized appreciation/(depreciation) from investments	54,370,676
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(8,349)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	54,362,327

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(37,156,748)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,437,448)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statements of Changes in Net Assets

	NVIT Large Cap Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income (loss)	$10,719,300	$(274,388)
Net realized gains/(losses) from investment and foreign currency transactions	(91,519,075)	3,923,807
Net change in unrealized appreciation from investments and translation of assets and liabilities denominated in foreign currencies	54,362,327	2,875,562

Change in net assets resulting from operations	(26,437,448)	6,524,981

Distributions to Shareholders From:
Net investment income:
Class I	(7,912,174)	(67,064)
Class II	(1,337,810)	(20,884)
Net realized gains:
Class I	(4,102,513)	(398,073)
Class II	(1,111,648)	(117,556)

Change in net assets from shareholder distributions	(14,464,145)	(603,577)

Change in net assets from capital transactions	(332,199,405)	1,672,313,464

Change in net assets	(373,100,998)	1,678,234,868

Net Assets:
Beginning of year	1,686,930,631	8,695,763

End of year	$1,313,829,633	$1,686,930,631

Accumulated undistributed (distributions in excess of) net investment income at end of year	$390,805	$(720,184)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,250,166	$3,356,273
Proceeds from shares issued in-kind (Note 8)	–	1,344,122,911
Dividends reinvested	12,014,687	465,137
Cost of shares redeemed	(273,334,946)	(36,856,107)

Total Class I	(255,070,093)	1,311,088,214

Class II Shares
Proceeds from shares issued	1,597,467	6,387,563
Proceeds from shares issued in-kind (Note 8)	–	362,440,795
Dividends reinvested	2,449,458	138,440
Cost of shares redeemed	(81,176,237)	(7,741,548)

Total Class II	(77,129,312)	361,225,250

Change in net assets from capital transactions	$(332,199,405)	$1,672,313,464

SHARE TRANSACTIONS:
Class I Shares
Issued	408,177	233,000
Issued in-kind (Note 8)	–	88,779,585
Reinvested	807,560	31,161
Redeemed	(17,844,230)	(2,453,916)

Total Class I Shares	(16,628,493)	86,589,830

16	Annual Report 2011

	NVIT Large Cap Growth Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Class II Shares
Issued	117,449	461,840
Issued in-kind (Note 8)	–	24,002,702
Reinvested	165,690	9,346
Redeemed	(5,316,658)	(516,737)

Total Class II Shares	(5,033,519)	23,957,151

Total change in shares	(21,662,012)	110,546,981

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Large Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2011(e)	$15.18	0.12	(0.44)	(0.32)	(0.11)	(0.06)	(0.17)	$14.69	(2.23)%	$1,034,868,666	0.65%	0.77%	0.72%	94.50%
Year Ended December 31, 2010(e)	$14.08	(0.04)	1.25	1.21	(0.01)	(0.10)	(0.11)	$15.18	8.80%	$1,322,344,042	0.64%	(0.24)%	0.72%	55.10%
Period Ended December 31, 2009(e)(f)	$10.00	0.03	4.32	4.35	(0.03)	(0.24)	(0.27)	$14.08	43.53%	$7,000,118	0.65%	0.29%	1.44%	29.72%

Class II Shares
Year Ended December 31, 2011(e)	$15.14	0.08	(0.44)	(0.36)	(0.07)	(0.06)	(0.13)	$14.65	(2.50)%	$278,960,967	0.90%	0.51%	0.97%	94.50%
Year Ended December 31, 2010(e)	$14.07	(0.06)	1.23	1.17	–	(0.10)	(0.10)	$15.14	8.52%	$364,586,589	0.88%	(0.41)%	1.03%	55.10%
Period Ended December 31, 2009(e)(f)	$10.00	–	4.33	4.33	(0.02)	(0.24)	(0.26)	$14.07	43.29%	$1,695,645	0.89%	0.02%	1.94%	29.72%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Large Cap Growth Fund (formerly, Oppenheimer NVIT Large Cap Growth Fund) (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

2011 Annual Report	19

Notes to Financial Statements (Continued)

December 31, 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,307,469,194	$—	$—	$1,307,469,194
Mutual Fund	6,864,654	—	—	6,864,654
Total	$1,314,333,848	$—	$—	$1,314,333,848
*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes,

20	Annual Report 2011

where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses and distribution redesignations. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. Beginning September 26, 2011, NFA has selected The Boston Company, Inc. (the “Subadviser”) as subadviser for the Fund. Prior to September 26, 2011, Oppenheimer Funds, Inc. was the subadviser for the Fund. NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadvisers $3,625,552 for the year ended December 31, 2011.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through December 10, 2012.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees

22	Annual Report 2011

As of December 31, 2011, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2009 Amount (a)	Fiscal Year 2010 Amount	Fiscal Year 2011 Amount	Total
$30,715	$95,602	$1,092,349	$1,218,666
(a)	For the period March 25, 2009 (commencement of operations) through December 31, 2009.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $67,693, for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $7,598.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2011, NFS received $2,259,682 in Administrative Services fees from the Fund.

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), the Trust’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $1,424,614,569 and sales of $1,761,071,895 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

24	Annual Report 2011

8.  Other

During the year-ended December 31, 2010, the Fund issued 112,782,287 shares of beneficial interest in exchange for securities tendered to the Fund. The securities with a market value of $1,706,563,706 were tendered as an in-kind consideration for the purchase of shares of the Fund on December 13, 2010.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$11,899,439	$2,564,706	$14,464,145	$—	$14,464,145

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$169,879	$433,698	$603,577	$—	$603,577

Amount designated as “—” is zero or has been rounded to zero.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$390,805	$—	$390,805	$—	$(84,872,972)	$50,945,891	$(33,536,276)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales and capital loss carryover.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,263,378,971	$92,773,537	$(41,818,660)	$50,954,877

As of December 31, 2011, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that are subject to the Modernization Act, and will be utilized to offset capital gains, if any.

Loss Carryforward Character
Short Term	Long Term
$84,872,972	$—

Amount designated as “—” is zero or has been rounded to zero.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of NVIT Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Large Cap Growth Fund (formerly Oppenheimer NVIT Large Cap Growth Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	27

Supplemental Information

December 31, 2011 (Unaudited)

A.  Other Federal Tax Information

For the taxable period ended December 31, 2011, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 80.68%.

The Fund designates $2,564,706, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

B.  Approval of Subadvisory Agreement

At the September 8-9, 2011 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Large Cap Growth Fund (the “Fund”), an investment subadvisory agreement with The Boston Company Asset Management, LLC (“The Boston Company”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to The Boston Company in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others.

In making their determinations, the Trustees took into account management style, investment philosophy and process, portfolio construction, The Boston Company’s personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Subadvisory Agreement the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the Subadvisory fees, the fact that NFA pays The Boston Company out of its advisory fees, the method of computing fees and the frequency of payment of fees.

After extensive discussion and consideration among themselves and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees concluded the following:

—	The nature and extent of the investment advisory services to be provided to the Fund by The Boston Company were consistent with mutual fund industry norms;

—	With respect to investment performance, the Trustees concluded that the prospects for satisfactory investment performance were reasonable; and

—

The cost of services provided by The Boston Company to the Fund was fair and reasonable in relation to the services and benefits provided to the Fund and that profitability would be assessed only after a reasonable period of service to the Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders and unanimously approved the Subadvisory Agreement.

28	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	29

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32	Annual Report 2011

Templeton NVIT International Value Fund

AnnualReport

December 31, 2011

Contents

1	Message to Shareholders

12	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statements of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

29	Report of Independent Registered Public Accounting Firm

30	Supplemental Information

31	Management Information

Statement Regarding Availability of Portfolio Holdings.

Nationwide Variable Insurance Trust (the “Trust”) files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the Commission’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Forms N-Q and Forms N-MFP available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

AR-IV (2/12)

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Message to Shareholders

December 31, 2011

Dear Shareholder,

I don’t need to tell you that 2011 was a challenging year for the world economy. You know this because you and your family lived it every day. While this letter will review how the economy behaved during the past 12 months, its real purpose is to discuss how our Funds work to help you reach your financial goals.

Although it’s tempting to keep your head down and think short term during difficult times, raising a clear eye toward your long-term goals is more important now than ever. As an investor in Nationwide Variable Insurance Trust (NVIT) Funds, you have chosen a solid, experienced partner to help shepherd you through all types of market cycles.

Managers Managing

We select and monitor a stable of disciplined, style-pure subadvisers. Using quantitative research, qualitative assessment and risk analysis, our rigorous manager selection process is intended to identify from among the best managers in each asset class. Serving as a manager of managers, we have the ability to monitor and maintain style consistency while striving to deliver solid returns. Our subadvisers resist short-term trends as these firms steadfastly pursue the stated investment objectives of the funds they manage. The majority of our mutual funds are designed to tap upside potential during good times and to mitigate setbacks on the downside. This protects the integrity of your personal asset allocation investment plan, keeping you on track to seek long-term goals, no matter which way the winds blow.

U.S. Equities Take a Wild Ride

While stocks performed well in January 2011, the U.S. stock market was riddled with volatility throughout most of the year. During the first quarter, instability was fueled by conflicts in the Middle East (which led to higher oil prices) and the aftereffects of the devastating earthquake and tsunami in Japan. While the rate of unemployment within the United States remained high, the job market began to show signs of improvement, as did mergers-and-acquisitions activity. Further, the fourth-quarter 2010 gross domestic product (GDP) published during the first quarter of 2011 was 3.1%, an indicator of U.S. economic expansion. Despite the number of challenges confronting U.S. equities during first quarter of 2011, the S&P 500® Index posted a positive return for the period.

In the second quarter, U.S. stock market security prices experienced abrupt erratic movements as Greece’s debt crisis loomed. In addition, investors grew fearful about a direct shift from economic expansion to recession in China and the possible impact of a Chinese recession on the global economy as that country sought to improve its housing market. Investors also were concerned about the growth potential of the U.S. economy as the U.S. Federal Reserve Board’s Quantitative Easing 2 (QE2) program came to an end and politicians debated the prudence of raising the U.S. debt ceiling. After taking investors on a wild roller-coaster ride, the U.S. stock market ended flat for the second quarter of 2011.

Greece Stumbles

Equity volatility continued into the third quarter of 2011 as the sovereign debt crisis dominated headline news. Fears of a recession spread globally, including concerns about a double-dip recession fueled by softer global economic data, political issues in both the United States and Europe, and the fear of contagion if Greece defaulted on its outstanding debt. Equity volatility, as measured by the Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®), spiked during the third quarter of 2011 as a number of market indexes rose and fell by more than 3% on many trading days. In addition, individual stocks stopped trading due to company fundamentals and instead were trading based on headlines about the broad economy.

Notably during the third quarter of 2011, Standard & Poor’s downgraded the AAA debt rating of the United States to AA+ for the first time in the ratings agency’s history. Equity markets continued to decline after the downgrade and a flight to quality ensued. U.S. interest rates declined and gold reached a record high of $1,877 per troy ounce during the third quarter, and the S&P 500 Index posted a negative return.

Fed Promises Low Rates

In addition, the Federal Reserve made two important announcements during the third quarter of 2011. The Fed committed to keeping the federal funds rate low through mid-2013 and announced “Operation Twist,”

2011 Annual Report	1

Message to Shareholders (Continued)

December 31, 2011

a Fed initiative to extend the average maturity of its Treasury holdings and resume purchasing Agency mortgage-backed securities. These actions were an attempt to flatten the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) on long-term and short-term maturity bonds and entice investors into more speculative assets.

The shaky stock market journey persisted during the fourth quarter of 2011. European leaders appeared to make progress on the sovereign debt crisis, and October saw the S&P 500 Index generate its best one-month return since December 1991. However, the euphoria investors felt in October dissipated in November as the sovereign debt crisis caused Italian bonds to reach 7%, a level which previously led other European nations to seek bailouts. As economic news improved mildly in December, investors grew cautiously optimistic and the S&P 500 Index posted a positive return for the month and the quarter. Despite the massive amount of volatility experienced during 2011, at year-end the S&P 500 Index was nearly back to where it began the year, eking out a small gain thanks to dividends.

For the annual reporting period ended December 31, 2011, large U.S. equities, as measured by the S&P 500 Index, returned 2.11%. For the same time period, mid-cap U.S. equities, as measured by the S&P MidCap 400® Index, registered (1.73)%, and small-cap U.S. equities, as measured by the Russell 2000® Index, registered (4.18)%. In a volatile environment, equity investors often prefer the potential safety of large-cap stocks over mid-cap and small-cap stocks. During times of economic uncertainty, large-cap growth stocks have historically outperformed large-cap value stocks.

International Stocks Decline

International stocks and international emerging market stocks declined during the annual reporting period ended December 31, 2011, as these securities suffered due to concerns about the European debt crisis, widespread political unrest, uncertainty about the U.S. economy, and the after effects of the earthquake and tsunami in Japan. For the reporting period, international stocks, as measured by the MSCI EAFE® Index, registered (12.14)%, and emerging market stocks, as measured by the MSCI Emerging Markets® Index, registered (18.42)%.

U.S. Treasuries Rally

The fixed-income markets were dominated by three themes during the annual reporting period: a sustained high U.S. unemployment rate, an anemic housing market and a ballooning budget deficit. Despite the economic uncertainty in the United States, investors still perceived the United States to be a “safe haven” and flocked to U.S. Treasuries during the reporting period. The Barclays Capital (BARCAP) U.S. Treasury Index generated a 9.81% return for 2011, beating the investment-grade and high-yield bond sectors. For the annual reporting period ended December 31, 2011, the U.S. bond market, as measured by the broad-based BARCAP U.S. Aggregate Bond Index, returned 7.84%. Intermediate- and long-term Treasuries benefited as the Fed’s Operation Twist was focused on buying longer-term assets. The yield curve flattened during the reporting period as a result. Interest rates reached historically low levels, according to the Federal Open Market Committee (FOMC), as Treasuries rallied.

Investment-grade and high-yield spreads (the difference between the bid and the ask price) increased during the reporting period, despite the fact that corporations had record amounts of cash and were able to refinance at lower rates. The high-yield market underperformed investment-grade bonds, with the BARCAP U.S. Corporate High Yield 2% Issuer Cap Index posting a return of 4.96% for the reporting period. For the year, the BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index returned 5.12%, while the BofAML 10+ Year US Corporate Index returned 15.28%. Mortgage-related investments, as measured by the BofAML Mortgage Master Index, returned 6.14% for the same time period. The real estate market, as represented by the FTSE NAREIT® All Equity REITs Index, returned 8.28%.

Volatile Conditions Expected

The unresolved sovereign debt crisis and the uncertainty of the U.S. presidential election are two of the factors that will likely drive volatility during 2012. If market unpredictability is ongoing, we expect to see investors continue to flee equities in favor of fixed-income investments. In 2011, U.S. stock funds lost $78 billion and taxable bond funds received $132 billion (Source: Morningstar Direct).

2	Annual Report 2011

Our investment structure is designed to insulate your investment from style drift. Our subadvisers don’t react to headlines or chase the next market trend. They keep your investments on course. As always, we urge investors to work closely with their investment advisors and maintain a long-term view.

A Mutual Company Benefits Members

You invest in the Nationwide Variable Insurance Trust Funds through the purchase of annuity products offered by Nationwide, a mutual company. Nationwide is owned by you, our customers. You are a valued member. Founded in 1926 to serve Ohio farmers, Nationwide as a company has a stated mission: to help you pursue your financial dreams.

Stock companies must earn profits for their stockholders. Nationwide, a mutual company, is more than just a business. At Nationwide, we put our members’ needs first. Our mutual mandate gives us the ability to focus on issues beyond our bottom line. We serve our members and are active citizens in the communities where we live and work.

Rest assured that we take the stewardship of your investments very seriously and will continue to refine and enhance the services and products we provide. Thank you for entrusting your investments to the Nationwide Variable Insurance Trust Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

2011 Annual Report	3

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report and the holdings provided are for informational purposes only, do not constitute advice, and are not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site, nationwide.com/mutualfunds.

There is no assurance that the investment objective of any fund will be achieved. Investing in mutual funds involves risk, including the possible loss of principal.

Principal Risks

Funds that invest internationally involve risks not associated with investing solely in the United States, such as currency fluctuation, political risk, differences in accounting and limited availability of information, all of which are magnified in emerging markets.

Value funds may underperform other funds that use different investing styles.

Funds that concentrate on specific countries, sectors or a relatively small number of securities may be subject to greater volatility than that of other mutual funds.

The Fund is subject to risks associated with investing in preferred stocks, convertible securities, and stocks of small companies and mid-sized companies.

Equity investments are subject to stock market risk.

Performance

Performance information found herein reflects only the performance of the Fund, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume the reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance reflected does not include the fees, expenses, or surrender charges of a variable product. Had fees, expenses, and the effect of surrender charges been reflected, performance would be lower. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier. To obtain performance information current to the most recent month-end, which may be higher or lower than the performance shown, please call 1-800-848-0920.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Barclays Capital (BARCAP) U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and

4	Annual Report 2011

mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays Capital (BARCAP) U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated debt securities that are nonconvertible. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1 (including defaulted issues); gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays Capital (BARCAP) U.S. Treasury Index: An unmanaged index that measures the performance of U.S. dollar-denominated public obligations of the U.S. Treasury with at least one year until maturity and a minimum par amount outstanding of $250 million; excludes state and local government series bonds, Treasury bills, Treasury Inflation Protected Securities (TIPS) and Separate Trading of Registered Interest and Principal Securities (STRIPS).

BofA Merrill Lynch (BofAML) 1-10 Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity less than 10 years.

BofA Merrill Lynch (BofAML) 10+ Year US Corporate Index: An unmanaged index that is a subset of the BofA Merrill Lynch (BofAML) US Corporate Index; tracks the performance of all U.S. dollar-denominated, investment-grade, publicly issued debt securities with a remaining term to final maturity greater than or equal to 10 years.

BofA Merrill Lynch (BofAML) Mortgage Master Index: An unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year.

Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®): An unmanaged index that is widely used as a measure of market risk and an indicator of investors’ expectations concerning 30-day (near-term)

volatility. Referred to as the “investor fear gauge,” the VIX is constructed of forward-looking implied volatilities of a wide range of Standard & Poor’s 500® Index option prices and is calculated from calls as well as puts. VIX values of 30 or higher generally indicate a large amount of volatility driven by investor fear or uncertainty; values below 20 reflect less-stressful and even complacent investor sentiment.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted, market capitalization-weighted index that includes all tax-qualified equity REITs that are not designated as Timber REITs and are listed on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) and the National Association of Securities Dealers Automated Quotations (NASDAQ) National Market.

MSCI All Country World excluding U.S. IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of global emerging markets.

Russell 2000® Index: An unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies; includes the 2,000 smallest U.S. companies in the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest U.S. companies, based on market capitalization.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

2011 Annual Report	5

Important Disclosures (Continued)

About Nationwide Funds Group (NFG)

Commentary provided by NFG. Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. NFG does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA). NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is not an affiliate of Templeton Investment Counsel, LLC.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is not an affiliate of Templeton Investment Counsel, LLC.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

6	Annual Report 2011

Templeton NVIT International Value Fund

How did the Fund perform during the reporting period in relation to its benchmark and its peer group?

For the annual period ended December 31, 2011, the Templeton NVIT International Value Fund (Class III at NAV) registered (12.43)% versus (13.71)% for its benchmark, the MSCI All Country World excluding U.S. IndexSM. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of International Value Funds (consisting of 66 funds as of December 31, 2011) was (13.46)% for the same time period.

What areas of investment provided the most positive relative returns for the Fund?

The Fund’s underweight position in the materials sector helped relative Fund performance during the reporting period, a time of overall commodity price weakness. The Fund’s avoidance of metals and mining companies within the materials sector also was beneficial to relative Fund performance.

The Fund’s holdings in the information technology sector contributed to relative Fund performance. This sector was led by South Korean semiconductor and consumer electronics manufacturer Samsung Electronics Co., Ltd., the Fund’s top contributor, which surpassed Apple Inc. as the world’s leading manufacturer of mobile handsets during the reporting period.

Two energy sector Fund holdings were top individual contributors to relative Fund performance for the reporting period. Netherlands-based Royal Dutch Shell plc and Norway-based Statoil ASA posted strong performance as valuations for these oil companies understated the companies’ strategic and technological advantages.

The Fund’s overweight position in telecommunications services contributed to relative Fund performance, led by holdings in United Kingdom-based mobile communications company Vodafone Group PLC. Telecommunications companies continued to offer strong global growth opportunities and generous dividend yields at depressed valuations.

From a geographic perspective, the Fund benefited from holdings in Norway and France, which outperformed during the reporting period, offsetting the Fund’s overweight position in the troubled

European region. Fund holdings in Taiwan also contributed to relative Fund performance during the reporting period.

What areas of investment detracted from Fund performance?

The industrials sector detracted the most from relative Fund performance, as industrials stocks are often perceived to thrive early in the economic cycle, which made these stocks particularly sensitive to signs of economic weakness.

The Fund’s underweight position in the consumer staples sector also detracted from relative Fund performance during the reporting period as consumer staples company valuations were, on average, higher than those of the broader market.

The Fund’s financials sector position also hurt the Fund’s absolute and relative performance during the reporting period, primarily due to stock-specific weakness. Europe’s sovereign debt crisis caused excessive collateral damage. In addition, the severe downgrades experienced by some well-capitalized Asian and European financials were perceived to be fundamentally unwarranted from a long-term view. Fund holdings ICICI Bank Ltd., based in Mumbai, India, and KB Financial Group, Inc., based in Seoul, South Korea, were among the worst detractors from Fund performance for the reporting period.

The Fund’s holdings in Talisman Energy Inc., a global, diversified, upstream oil and gas company based in Calgary, Alberta Canada, also detracted from relative Fund performance for the reporting period.

From a geographic perspective, the Fund’s stock selection in Canada, Denmark and the Netherlands detracted from relative Fund performance during the reporting period.

Subadviser:

Templeton Investment Counsel, LLC

Portfolio Managers:

Antonio T. Docal, CFA; Gary P. Motyl, CFA; and

Peter Nori, CFA

2011 Annual Report	7

Fund Performance	Templeton NVIT International Value Fund

Average Annual Total Return1

(For periods ended December 31, 2011)

	1 Yr.	Inception[2]
Class III	(12.43)%	10.37%
[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 25, 2009.

Expense Ratios

Expense Ratio*
Class III	1.00%
*	Current effective prospectus dated May 1, 2011. Please see the Fund’s most recent prospectus for details.

8	Annual Report 2011

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the Templeton NVIT International Value Fund since inception versus performance of the MSCI All Country World ex U.S. Index(a), and the Consumer Price Index (CPI)(b) since 4/1/09. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

(a)	The MSCI All Country World ex U.S. Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in companies in all countries except the United States.

(b)	Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2011 Annual Report	9

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2011) and continued to hold your shares at the end of the reporting period (December 31, 2011).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2011 through December 31, 2011. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2011 through December 31, 2011. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2011

Templeton NVIT International Value Fund		Beginning Account Value($) 07/01/11	Ending Account Value($) 12/31/11	Expenses Paid During Period ($) 07/01/11 - 12/31/11[a]	Expense Ratio During Period (%) 07/01/11 - 12/31/11[a]
Class III Shares	Actual	1,000.00	825.60	4.56	0.99
	Hypothetical[b]	1,000.00	1,020.21	5.04	0.99

[a]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2011 through December 31, 2011 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

10	Annual Report 2011

Portfolio Summary	Templeton NVIT International Value Fund
December 31, 2011

Asset Allocation
Common Stocks	96.4%
Mutual Fund	3.9%
Repurchase Agreement	0.8%
Liabilities in excess of other assets	(1.1%)

100.0%

Top Industries †
Oil, Gas & Consumable Fuels	14.1%
Diversified Telecommunication Services	11.1%
Commercial Banks	9.2%
Pharmaceuticals	8.7%
Insurance	7.3%
Semiconductors & Semiconductor Equipment	6.8%
Industrial Conglomerates	4.9%
Wireless Telecommunication Services	4.1%
Software	2.8%
Professional Services	1.6%
Other Industries*	29.4%

100.0%

Top Holdings †
Fidelity Institutional Money Market Fund—Institutional Class	3.9%
Samsung Electronics Co., Ltd.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Vodafone Group PLC	2.4%
GlaxoSmithKline PLC	2.3%
Telenor ASA	2.3%
Statoil ASA	2.2%
SAP AG	2.1%
Sanofi	2.0%
Repsol YPF SA	1.9%
Other Holdings*	75.5%

100.0%

Top Countries †
United Kingdom	14.7%
Germany	12.1%
France	9.9%
Netherlands	8.2%
Switzerland	6.9%
Hong Kong	6.0%
South Korea	5.5%
Norway	4.5%
Spain	4.3%
United States	3.9%
Other Countries*	24.0%

100.0%

†	Percentages indicated are based upon total investments as of December 31, 2011.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	11

Statement of Investments

December 31, 2011

Templeton NVIT International Value Fund

Common Stocks 96.4%

	Shares	Market Value

AUSTRIA 0.8%
Diversified Telecommunication Services 0.8%
Telekom Austria AG	147,270	$1,761,843

BRAZIL 1.6%
Metals & Mining 0.3%
Vale SA — Preference Shares, ADR	36,100	743,660

Oil, Gas & Consumable Fuels 1.3%
Petroleo Brasileiro SA — Preference Shares, ADR	125,360	2,944,706

		3,688,366

CANADA 2.4%
Oil, Gas & Consumable Fuels 2.4%
Husky Energy, Inc.	99,300	2,392,948
Talisman Energy, Inc.	242,000	3,083,347

		5,476,295

CHINA 2.6%
Diversified Telecommunication Services 1.7%
China Telecom Corp., Ltd., Class H	6,846,000	3,893,916

Insurance 0.9%
China Life Insurance Co., Ltd., Class H	809,000	1,993,822

		5,887,738

DENMARK 0.3%
Electrical Equipment 0.3%
Vestas Wind Systems AS*	61,100	657,136

FRANCE 10.0%
Auto Components 1.5%
Cie Generale des Etablissements Michelin, Class B	59,470	3,504,045

Diversified Telecommunication Services 2.5%
France Telecom SA	214,230	3,353,053
Vivendi SA	111,480	2,433,555

		5,786,608

Electrical Equipment 0.4%
Alstom SA	27,850	841,345

Insurance 1.0%
AXA SA	175,444	2,267,826

Multi-Utilities 0.7%
GDF Suez	56,710	1,540,988

Oil, Gas & Consumable Fuels 1.8%
Total SA	80,450	4,105,193

Pharmaceuticals 2.1%
Sanofi	64,780	4,735,268

		22,781,273

Common Stocks (continued)

	Shares	Market Value

GERMANY 12.3%
Air Freight & Logistics 1.5%
Deutsche Post AG REG	222,750	$3,424,612

Electric Utilities 1.2%
E.ON AG	128,480	2,768,763

Health Care Providers & Services 0.8%
Celesio AG	121,250	1,917,926

Industrial Conglomerates 1.9%
Siemens AG REG	45,480	4,351,338

Insurance 1.6%
Muenchener Rueckversicherungs AG REG	28,890	3,540,259

Pharmaceuticals 1.7%
Merck KGaA	38,780	3,861,875

Semiconductors & Semiconductor Equipment 1.5%
Infineon Technologies AG	442,070	3,320,174

Software 2.1%
SAP AG	92,040	4,868,146

		28,053,093

HONG KONG 6.1%
Industrial Conglomerates 1.6%
Citic Pacific Ltd.	999,940	1,795,684
Hutchison Whampoa Ltd.	233,000	1,944,347

		3,740,031

Insurance 1.2%
AIA Group Ltd.	855,000	2,661,549

Real Estate Management & Development 1.6%
Cheung Kong Holdings Ltd.	152,000	1,803,083
Swire Pacific Ltd., Class A	162,000	1,951,864

		3,754,947

Wireless Telecommunication Services 1.7%
China Mobile Ltd.	393,000	3,818,226

		13,974,753

INDIA 0.9%
Commercial Banks 0.9%
ICICI Bank Ltd., ADR (a)	80,980	2,140,301

IRELAND 0.8%
Construction Materials 0.8%
CRH PLC	95,870	1,902,891

ITALY 2.4%
Commercial Banks 1.2%
Intesa Sanpaolo SpA	1,076,047	1,792,173
UniCredit SpA	109,949	906,874

		2,699,047

12	Annual Report 2011

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Oil, Gas & Consumable Fuels 1.2%
ENI SpA	141,946	$2,926,591

		5,625,638

JAPAN 3.0%
Automobiles 0.7%
Toyota Motor Corp.	45,800	1,514,474

Commercial Banks 1.0%
Mitsubishi UFJ Financial Group, Inc.	545,300	2,308,517

Software 0.7%
Nintendo Co., Ltd.	11,100	1,523,943

Trading Companies & Distributors 0.6%
ITOCHU Corp.	141,000	1,429,664

		6,776,598

NETHERLANDS 8.3%
Chemicals 0.8%
Akzo Nobel NV	38,380	1,849,516

Diversified Financial Services 1.5%
ING Groep NV, CVA*	469,796	3,359,792

Energy Equipment & Services 0.5%
SBM Offshore NV	57,882	1,186,506

Food Products 1.6%
Unilever NV, CVA	105,340	3,621,963

Industrial Conglomerates 1.5%
Koninklijke Philips Electronics NV	158,020	3,315,528

Oil, Gas & Consumable Fuels 1.8%
Royal Dutch Shell PLC, Class B, ADR	54,510	4,143,305

Professional Services 0.6%
Randstad Holding NV	50,140	1,474,991

		18,951,601

NORWAY 4.6%
Diversified Telecommunication Services 2.3%
Telenor ASA	326,960	5,350,297

Oil, Gas & Consumable Fuels 2.3%
Statoil ASA	200,350	5,131,022

		10,481,319

PORTUGAL 0.7%
Diversified Telecommunication Services 0.7%
Portugal Telecom SGPS SA REG	276,810	1,594,263

SINGAPORE 3.4%
Commercial Banks 1.8%
DBS Group Holdings Ltd.	463,000	4,109,719

Diversified Telecommunication Services 1.6%
Singapore Telecommunications Ltd.	1,536,000	3,658,367

		7,768,086

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 5.5%
Commercial Banks 1.0%
KB Financial Group, Inc., ADR	70,035	$2,194,897

Household Durables 0.9%
LG Electronics, Inc.*	32,963	2,133,224

Metals & Mining 0.7%
POSCO	4,782	1,577,396

Semiconductors & Semiconductor Equipment 2.9%
Samsung Electronics Co., Ltd., GDR (b)	14,700	6,758,531

		12,664,048

SPAIN 4.4%
Commercial Banks 0.9%
Banco Santander SA	274,210	2,071,561

Diversified Telecommunication Services 1.5%
Telefonica SA	203,445	3,504,983

Oil, Gas & Consumable Fuels 2.0%
Repsol YPF SA	146,265	4,475,020

		10,051,564

SWEDEN 1.5%
Communications Equipment 1.5%
Telefonaktiebolaget LM Ericsson, Class B	332,200	3,368,712

SWITZERLAND 6.9%
Capital Markets 1.3%
Credit Suisse Group AG REG*	56,080	1,314,413
UBS AG*	132,590	1,568,540

		2,882,953

Insurance 1.9%
Swiss Re AG*	87,320	4,439,325

Pharmaceuticals 2.7%
Novartis AG REG	40,810	2,329,968
Roche Holding AG	22,940	3,879,575

		6,209,543

Professional Services 1.0%
Adecco SA REG*	55,940	2,331,371

		15,863,192

TAIWAN 3.0%
Computers & Peripherals 0.5%
Compal Electronics, Inc., GDR (b)	208,952	1,042,044

Semiconductors & Semiconductor Equipment 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,339,214	5,844,759

		6,886,803

UNITED KINGDOM 14.9%
Aerospace & Defense 1.4%
BAE Systems PLC	719,920	3,181,198

2011 Annual Report	13

Statement of Investments (Continued)

December 31, 2011

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Airlines 0.8%
International Consolidated Airlines Group SA*	806,590	$1,842,767

Commercial Banks 2.4%
HSBC Holdings PLC	384,400	2,928,201
Standard Chartered PLC	117,170	2,562,803

		5,491,004

Food & Staples Retailing 0.6%
Tesco PLC	233,030	1,458,031

Insurance 1.0%
Aviva PLC	477,280	2,219,990

Media 0.4%
Pearson PLC	44,990	844,404

Multiline Retail 0.9%
Marks & Spencer Group PLC	429,100	2,072,468

Oil, Gas & Consumable Fuels 1.5%
BP PLC	494,650	3,523,535

Pharmaceuticals 2.4%
GlaxoSmithKline PLC	237,920	5,421,228

Specialty Retail 1.0%
Kingfisher PLC	602,990	2,343,217

Wireless Telecommunication Services 2.5%
Vodafone Group PLC	2,018,880	5,628,854

		34,026,696

Total Common Stocks (cost $216,257,502)		220,382,209

Mutual Fund 3.9%
Money Market Fund 3.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.23% (c)	8,970,262	8,970,262

Total Mutual Fund (cost $8,970,262)		8,970,262

Repurchase Agreement 0.8%

	Principal Amount	Market Value

Credit Suisse (USA) LLC, 0.03%, dated 12/30/2011, due 01/03/2012, repurchase price $1,908,771, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.63% - 6.00%, maturing 09/15/18 - 11/15/41; total market value $1,946,945. (d)	$1,908,765	$1,908,765

Total Repurchase Agreement (cost $1,908,765)		1,908,765

Total Investments (cost $227,136,529) (e) — 101.1%		231,261,236

Liabilities in excess of other assets — (1.1)%		(2,527,655)

NET ASSETS — 100.0%		$228,733,581

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2011. The total value of securities on loan at December 31, 2011 was $1,868,469.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2011 was $7,800,575 which represents 3.41% of net assets.

(c)	Represents 7-day effective yield as of December 31, 2011.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2011 was $1,908,765.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

14	Annual Report 2011

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares
LLC	Limited Liability Company Ltd. Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	15

Statement of Assets and Liabilities

December 31, 2011

Templeton NVIT International Value Fund
Assets:
Investments, at value * (cost $225,227,764)	$229,352,471
Repurchase agreement, at value and cost	1,908,765

Total Investments	231,261,236

Foreign currencies, at value (cost $26,638)	26,638
Dividends receivable	527,658
Security lending income receivable	6,867
Receivable for capital shares issued	133
Reclaims receivable	207,378
Prepaid expenses	453

Total Assets	232,030,363

Liabilities:
Payable for capital shares redeemed	1,097,029
Payable upon return of securities loaned (Note 2)	1,908,765
Accrued expenses and other payables:
Investment advisory fees	146,458
Fund administration fees	11,089
Administrative servicing fees	99,635
Accounting and transfer agent fees	1,562
Trustee fees	1,894
Custodian fees	1,184
Compliance program costs (Note 3)	481
Professional fees	12,310
Printing fees	13,340
Other	3,035

Total Liabilities	3,296,782

Net Assets	$228,733,581

Represented by:
Capital	$220,414,042
Accumulated undistributed net investment income	137,441
Accumulated net realized gains from investment and foreign currency transactions	4,066,165
Net unrealized appreciation/(depreciation) from investments	4,124,707
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(8,774)

Net Assets	$228,733,581

Net Assets:
Class III Shares	$228,733,581

Total	$228,733,581

Shares Outstanding (unlimited number of shares authorized):
Class III Shares	21,518,053

Total	21,518,053

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class III Shares	$10.63

*	Includes value of securities on loan of $1,868,469 (Note 2).

The accompanying notes are an integral part of these financial statements.

16	Annual Report 2011

Statement of Operations

For the Year Ended December 31, 2011

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$9,529,975
Income from securities lending (Note 2)	284,569
Other income	387
Foreign tax withholding	(890,809)

Total Income	8,924,122

EXPENSES:
Investment advisory fees	1,780,941
Fund administration fees	130,794
Administrative servicing fees Class III Shares	356,190
Professional fees	36,163
Printing fees	23,235
Trustee fees	8,459
Custodian fees	10,217
Accounting and transfer agent fees	1,630
Compliance program costs (Note 3)	82
Other	1,898

Total expenses before earnings credit	2,349,609

Earnings credit (Note 5)	(58)

Net Expenses	2,349,551

NET INVESTMENT INCOME	6,574,571

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,085,452
Net realized gains from foreign currency transactions (Note 2)	57,824

Net realized gains from investment and foreign currency transactions	4,143,276

Net change in unrealized appreciation/(depreciation) from investments	(37,205,000)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(32,927)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(37,237,927)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(33,094,651)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,520,080)

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	17

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010
Operations:
Net investment income	$6,574,571	$5,732,840
Net realized gains from investment and foreign currency transactions	4,143,276	27,627,385
Net change in unrealized depreciation from investments and translation of assets and liabilities denominated in foreign currencies	(37,237,927)	(17,775,105)

Change in net assets resulting from operations	(26,520,080)	15,585,120

Distributions to Shareholders From:
Net investment income:
Class III	(6,778,826)	(5,196,776)
Net realized gains:
Class III	(249,427)	(32,703,118)

Change in net assets from shareholder distributions	(7,028,253)	(37,899,894)

Change in net assets from capital transactions	27,040,817	(71,985,624)

Change in net assets	(6,507,516)	(94,300,398)

Net Assets:
Beginning of year	235,241,097	329,541,495

End of year	$228,733,581	$235,241,097

Accumulated undistributed net investment income at end of year	$137,441	$283,872

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$40,930,215	$28,729,535
Dividends reinvested	7,028,253	37,899,894
Cost of shares redeemed	(20,917,651)	(138,615,053)

Total Class III	27,040,817	(71,985,624)

Change in net assets from capital transactions	$27,040,817	$(71,985,624)

SHARE TRANSACTIONS:
Class III Shares
Issued	3,767,812	2,158,569
Reinvested	635,094	3,047,555
Redeemed	(1,709,585)	(10,081,875)

Total Class III Shares	2,693,321	(4,875,751)

Total change in shares	2,693,321	(4,875,751)

The accompanying notes are an integral part of these financial statements.

18	Annual Report 2011

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover
Class III Shares
Year Ended December 31, 2011(d)	$12.50	0.34	(1.86)	(1.52)	(0.34)	(0.01)	(0.35)	–	$10.63	(12.43)%	$228,733,581	0.99%	2.77%	0.99%	5.40%
Year Ended December 31, 2010(d)	$13.90	0.27	0.51	0.78	(0.27)	(1.91)	(2.18)	–	$12.50	6.35%	$235,241,097	0.99%	2.01%	0.99%	13.39%
Period Ended December 31, 2009(d)(e)	$10.00	0.10	3.98	4.08	(0.16)	(0.02)	(0.18)	–	$13.90	41.16%	$329,541,495	1.00%	0.94%	1.00%	13.06%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report	19

Notes to Financial Statements

December 31, 2011

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of the State of Delaware by a Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2011, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

As described below, securities for which market quotations are readily available are valued at market value, and securities for which market quotations are not readily available are valued at fair value, in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price,

20	Annual Report 2011

the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Securities for which market quotations are not readily available are fair valued under procedures approved by the Board of Trustees. Market quotations for a security may be deemed “not readily available” in a variety of circumstances, for example, if an independent pricing service does not provide a value or if the value provided by an independent pricing service is determined to be unreliable in the judgment of the Fund’s investment adviser, Nationwide Fund Advisors (“NFA”), or its designee. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which such securities trade that materially affects the value of domestic or foreign securities. Thus, the fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded, and are generally categorized as Level 1 investments within the hierarchy, or at fair value, and generally categorized as Level 2 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$3,181,198	$—	$3,181,198
Air Freight & Logistics	—	3,424,612	—	3,424,612
Airlines	—	1,842,767	—	1,842,767
Auto Components	—	3,504,045	—	3,504,045
Automobiles	—	1,514,474	—	1,514,474
Capital Markets	1,568,540	1,314,413	—	2,882,953
Chemicals	—	1,849,516	—	1,849,516
Commercial Banks	4,335,198	16,679,848	—	21,015,046
Communications Equipment	—	3,368,712	—	3,368,712
Computers & Peripherals	—	1,042,044	—	1,042,044
Construction Materials	—	1,902,891	—	1,902,891
Diversified Financial Services	—	3,359,792	—	3,359,792
Diversified Telecommunication Services	—	25,550,277	—	25,550,277
Electric Utilities	—	2,768,763	—	2,768,763
Electrical Equipment	—	1,498,481	—	1,498,481
Energy Equipment & Services	—	1,186,506	—	1,186,506
Food & Staples Retailing	—	1,458,031	—	1,458,031
Food Products	—	3,621,963	—	3,621,963
Health Care Providers & Services	—	1,917,926	—	1,917,926
Household Durables	—	2,133,224	—	2,133,224

2011 Annual Report	21

Notes to Financial Statements (Continued)

December 31, 2011

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Industrial Conglomerates	$—	$11,406,897	$—	$11,406,897
Insurance	—	17,122,771	—	17,122,771
Media	—	844,404	—	844,404
Metals & Mining	743,660	1,577,396	—	2,321,056
Multiline Retail	—	2,072,468	—	2,072,468
Multi-Utilities	—	1,540,988	—	1,540,988
Oil, Gas & Consumable Fuels	12,564,306	20,161,361	—	32,725,667
Pharmaceuticals	—	20,227,914	—	20,227,914
Professional Services	—	3,806,362	—	3,806,362
Real Estate Management & Development	—	3,754,947	—	3,754,947
Semiconductors & Semiconductor Equipment	780,642	15,142,822	—	15,923,464
Software	—	6,392,089	—	6,392,089
Specialty Retail	—	2,343,217	—	2,343,217
Trading Companies & Distributors	—	1,429,664	—	1,429,664
Wireless Telecommunication Services	—	9,447,080	—	9,447,080
Total Common Stocks	$19,992,346	$200,389,863	$—	$220,382,209
Mutual Fund	8,970,262	—	—	8,970,262
Repurchase Agreement	—	1,908,765	—	1,908,765
Total	$28,962,608	$202,298,628	$—	$231,261,236

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the year ended December 31, 2011, there were no significant transfer between Level 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Repurchase Agreements

During the year ended December 31, 2011, the Fund entered into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by JPMorgan Chase Bank, N.A. (“JPMorgan”), the Fund’s custodian, a qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes,

22	Annual Report 2011

where applicable, the amortization or accretion of premium or discount, respectively. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

During the year ended December 31, 2011, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of December 31, 2011, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral
$1,868,469	$1,908,765

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2011 are primarily attributable to foreign currency gains and losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

2011 Annual Report	23

Notes to Financial Statements (Continued)

December 31, 2011

understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2009 to 2011 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act includes that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely. In addition, several provisions focus on preserving the character of distributions made by a RIC, reducing the circumstances under which a RIC might be required to restate previously reported distributions. The Modernization Act is effective for taxable years beginning after December 22, 2010.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Trust’s Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2011, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.87% for all share classes until at least April 30, 2012.

24	Annual Report 2011

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses; and (iii) the payment of such reimbursement is approved by the Board of Trustees. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. NFA had committed to limit its actual recoupment to no more than 50% of the total allowable recoupment under the Expense Limitation Agreement for a period that ended October 31, 2011. Effective January 1, 2012, NFA intends to recoup 100% of the total allowable amount of previously waived fees and expenses, subject to the limitations and provisions under the Expense Limitation Agreement, as described above. The Expense Limitation Agreement may be changed or eliminated at any time, but only with the consent of the Board of Trustees.

As of December 31, 2011, the Fund had no cumulative potential reimbursements.

During the year ended December 31, 2011, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Nationwide Fund Management LLC (“NFM”), a wholly-owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly-owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006 between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2011, the Fund’s portion of such costs amounted to $82.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class III shares of the Fund.

For the year ended December 31, 2011, NFS received $356,190 in Administrative Services fees from the Fund.

2011 Annual Report	25

Notes to Financial Statements (Continued)

December 31, 2011

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the year ended December 31, 2011, the Fund had contributions to capital due to the collection of redemption fees in the amount of $11,589.

For the year ended December 31, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $5,828.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds Rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 19, 2012. The line of credit requires a commitment fee of 0.10% per year on $90,000,000 effective through July 20, 2011, and 0.08% per year on $90,000,000 effective July 21, 2011. Three other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under the line of credit during the year ended December 31, 2011.

JPMorgan has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDAs”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and any overdraft charges, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6.  Investment Transactions

For the year ended December 31, 2011, the Fund had purchases of $ 36,616,245 and sales of $ 12,474,301 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

26	Annual Report 2011

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowing. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this change and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities must disclose the following:

1)	The amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)	For Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the sensitivity of the fair value measurement to changes in the unobservable inputs, and the interrelationships between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$6,781,087	$247,166	$7,028,253	$—	$7,028,253

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2010 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,688,914	$19,210,980	$37,899,894	$—	$37,899,894

2011 Annual Report	27

Notes to Financial Statements (Continued)

December 31, 2011

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$252,966	$3,969,836	$4,222,802	$—	$—	$4,096,737	$8,319,539

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to wash sales.

As of December 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$227,155,725	$28,253,666	$(24,148,155)	$4,105,511

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28	Annual Report 2011

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton NVIT International Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton NVIT International Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2011 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period and the financial highlights for each of the two years in the period, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Philadelphia, Pennsylvania

February 17, 2012

2011 Annual Report	29

Supplemental Information

December 31, 2011 (Unaudited)

Other Federal Tax Information

The Fund designates $247,166, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2011, the foreign source income for the Fund was $9,516,702 or $0.4423 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2011, the foreign tax credit for the Fund was $916,347 or $0.0426 per outstanding share.

30	Annual Report 2011

Management Information

December 31, 2011

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	85	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	85	Director of
Dentsply
International, Inc.
(dental products),
Ultralife Batteries,
Inc., Albany
International
Corp. (paper
industry), Terex
Corporation
(construction
equipment), and
Minerals
Technology Inc.
(specialty
				chemicals)
C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 through July 2009, and as President of Davis and Elkins College from 1982 through 1984.	85	None
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden has been an independent management consultant since February 2010. Ms. Dryden was an Associate Partner of Mitchell Madison Group LLC (management consulting company) from January 2007 until January 2010 and a Partner of Mitchell Madison Group LLC from January 2003 until December 2006. Prior to 2003, Ms. Dryden served as the Managing Partner of marchFIRST, a global management consulting firm.	85	None

2011 Annual Report	31

Management Information (Continued)

December 31, 2011

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	85	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	85	None
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	85	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	85	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32	Annual Report 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[4], Nationwide Fund Management LLC[4] and Nationwide Fund Distributors LLC[4], and is a Senior Vice President of NFS[4]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.	N/A	N/A
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[4]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments.	N/A	N/A
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[4]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[4].	N/A	N/A
Kevin Grether 1970	Interim Chief Compliance Officer since September 2011	Mr. Grether is Chief Compliance Officer of Nationwide Asset Management LLC, an SEC-registered investment adviser, since April 2007, and an Associate Vice President of Nationwide Mutual Insurance Company since February 2009[4]. From 2005 until April 2007, Mr. Grether was a compliance professional with Nationwide Financial Services, Inc[4]. Mr. Grether became the Interim Chief Compliance Officer of NFA in August 2011.	N/A	N/A
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[4].	N/A	N/A

2011 Annual Report	33

Management Information (Continued)

December 31, 2011

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee[3]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[4]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.	N/A	N/A
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[4]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34	Annual Report 2011

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on board’s audit committee.

3(a)(2)	The audit committee financial expert of the registrant’s board of trustees is Charles E. Allen, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d): The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers LLP (“PwC”), for the registrant’s fiscal years ended December 31, 2010, and December 31, 2011.

	2010	2011
Audit Fees	$772,728	$758,726
Audit-Related Fees	$26,445	$22,546
Tax Fees	$258,444	$254,202
All Other Fees	$0	$0

Total	$1,057,717	$1,035,474

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2010, and December 31, 2011.

	2010	2011
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2010, and December 31, 2011:

	2010	2011
Audit-Related Fees	None	None
Tax Fees (1)	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2010, and December 31, 2011:

	2010	2011
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended December 31, 2011, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended December 31, 2010, and December 31, 2011, were $0 and $0, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and Covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 C.F.R. § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 C.F.R. §240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 C.F.R. § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Instruction of paragraph (a)

Schedule I - Investments In Securities of unaffiliated issuers filed under this Item must be audited, except that in the case of a report on this Form N-CSR as of the end of a fiscal half-year Schedule I – Investments in securities of unaffiliated issuers need not be audited.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested. This Item 6(b) shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 C.F.R. § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 C.F.R. § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concern the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 C.F.R. § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 C.F.R. § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 C.F.R. § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 C.F.R. § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 C.F.R. § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	February17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	February 17, 2012

By (Signature and Title)*	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	February 17, 2012

*	Print the name and title of each signing officer under his or her signature.